UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02354

Name of Fund: BlackRock Liquidity Funds

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Liquidity Funds, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2007

Date of reporting period: 11/01/2006 – 10/31/2007

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

BlackRock Liquidity

ANNUAL REPORT | OCTOBER 31, 2007

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

MuniCash

California Money Fund

New York Money Fund

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

Privacy Principles of BlackRock Liquidity Funds

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

A Letter to Shareholders

Dear Shareholder

We are pleased to present this annual report to shareholders of BlackRock Liquidity Funds for the year ended October 31, 2007. BlackRock Liquidity Funds offer a variety of high-quality taxable and tax-exempt money market funds designed to meet the varied needs of our investors. Following is an overview of events that occurred during the annual reporting period.

Subprime mortgage woes dominated headlines for much of 2007, but intensified in the summer and fall, spawning a widespread liquidity and credit crisis with ramifications across global markets. The Federal Reserve Board (Fed) and other countries’ central banks stepped in to inject liquidity into the markets and bolster investor confidence. The Fed cut the federal funds rate by 0.50% in September and another 0.25% on the final day of the reporting period, bringing its target rate to 4.50%. In taking action, the central bankers, who had long deemed themselves inflation fighters, were seeking to stem the fallout from the credit crunch and forestall a wider economic unraveling. By period-end, the Fed had cited the risks between slower economic growth and faster inflation as equally balanced.

In fixed income markets, mixed economic signals and the credit woes resulted in a flight to quality. At the height of the uncertainty, investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 4.48% by period-end, while prices correspondingly rose. The tax-exempt bond market has been challenged by a combination of record-setting supply year-to-date, economic uncertainty and concerns around the credit worthiness of bond insurers. This has brought municipal bond prices to relatively attractive levels and, as such, demand generally has remained firm.

Our extensive experience through multiple interest rate cycles and market events, our rigorous credit standards and our consistent focus on risk management have enabled us to deliver on our fundamental objectives of safety, liquidity and yield. Recent market events have not necessitated a reevaluation of our methods for managing this important asset class; rather, it has reinforced our commitment to the approach we have taken for more than 30 years. Should you wish to discuss your investment options, please contact your account representative or call our Client Service Center at (800) 821-7432.

As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Simon Mendelson
Chief Operating Officer of Global Cash Management, BlackRock, Inc.

THIS PAGE NOT PART OF YOUR FUND REPORT

ANNUAL REPORT	OCTOBER 31, 2007	1

Fund Summary	TempFund

Fund Profile as of October 31, 2007

Fund Diversification
Percentage of Fund
Commercial Paper	43.9%
Certificates of Deposit	43.6
Variable Rate Obligations	5.6
Master Notes	3.2
Time Deposits	1.5
Repurchase Agreements	1.9
Medium Term Notes	0.3

7-Day Yield (Annualized)

Institutional	5.12%
Dollar	4.87
Cash Management	4.62
Cash Reserve	4.73
Administration	5.02
Bear Stearns	4.30
Bear Stearns Private Client	4.62
Bear Stearns Premier	4.62

Maturity Information

Maturity	Par	Percentage of Fund
1-30 Days	$26,003,070,184	41.5%
31-60 Days	15,423,008,000	24.6
61-90 Days	10,513,655,000	16.8
91-120 Days	5,357,620,000	8.6
121-150 Days	1,346,020,000	2.2
over 150 Days	3,933,525,816	6.3
Average Weighted Maturity - 54 days

Although the diversification, maturity and yields listed above were current as of the periods indicated, the Fund is actively managed and its composition will vary.

Expense Example

	Actual			Hypothetical
	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period
Institutional	$1,000.00	$1,026.60	$0.92	$1,000.00	$1,024.08	$0.92
Dollar	$1,000.00	$1,025.30	$2.20	$1,000.00	$1,022.81	$2.19
Cash Management	$1,000.00	$1,024.10	$3.47	$1,000.00	$1,021.53	$3.47
Cash Reserve	$1,000.00	$1,024.60	$2.96	$1,000.00	$1,022.04	$2.96
Administration	$1,000.00	$1,026.10	$1.43	$1,000.00	$1,023.57	$1.43
Bear Stearns	$1,000.00	$1,022.40	$5.10	$1,000.00	$1,019.90	$5.10
Bear Stearns Private Client	$1,000.00	$1,024.10	$3.47	$1,000.00	$1,021.53	$3.47
Bear Stearns Premier	$1,000.00	$1,024.10	$3.47	$1,000.00	$1,021.53	$3.47

For each class of the Fund, expenses are equal to the annualized expense ratio of 0.18%, 0.43%, 0.68%, 0.58%, 0.28%, 1.00%, 0.68% and 0.68% for the Institutional, Dollar, Cash Management, Cash Reserve, Administration, Bear Stearns, Bear Stearns Private Client and Bear Stearns Premier share classes, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

2	ANNUAL REPORT	OCTOBER 31, 2007

Fund Summary	TempCash

Fund Profile as of October 31, 2007

Fund Diversification
Percentage of Fund
Commercial Paper	47.7%
Certificates of Deposit	31.8
Variable Rate Obligations	16.8
Master Notes	1.9
Time Deposits	1.8

7-Day Yield (Annualized)

Institutional	5.13%
Dollar	4.88
Cash Management	4.63

Maturity Information

Maturity	Par	Percentage of Fund
1-30 Days	$3,401,697,670	27.0%
31-60 Days	3,413,228,000	27.1
61-90 Days	3,452,770,000	27.4
91-120 Days	863,305,000	6.9
121-150 Days	437,535,000	3.5
over 150 Days	1,011,311,330	8.1
Average Weighted Maturity - 62 days

Although the diversification, maturity and yields listed above were current as of the periods indicated, the Fund is actively managed and its composition will vary.

Expense Example

	Actual			Hypothetical
	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period
Institutional	$1,000.00	$1,026.70	$0.87	$1,000.00	$1,024.13	$0.87
Dollar	$1,000.00	$1,025.40	$2.14	$1,000.00	$1,022.86	$2.14
Cash Management	$1,000.00	$1,024.10	$3.42	$1,000.00	$1,021.58	$3.42

For each class of the Fund, expenses are equal to the annualized expense ratio of 0.17%, 0.42% and 0.67% for the Institutional, Dollar and Cash Management share classes, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

ANNUAL REPORT	OCTOBER 31, 2007	3

Fund Summary	FedFund

Fund Profile as of October 31, 2007

Fund Diversification
Percentage of Fund
Repurchase Agreements	70.8%
Agency Obligations	29.2

7-Day Yield (Annualized)

Institutional	4.77%
Dollar	4.52
Cash Reserve	4.37
Administration	4.67
Bear Stearns	3.97
Bear Stearns Premier Choice	4.52
Bear Stearns Private Client	4.29
Bear Stearns Premier	4.29

Maturity Information

Maturity	Par	Percentage of Fund
1-30 Days	$4,180,205,000	66.6%
31-60 Days	650,000,000	10.4
61-90 Days	397,503,000	6.3
91-120 Days	428,570,000	6.8
121-150 Days	473,224,000	7.5
over 150 Days	149,183,000	2.4
Average Weighted Maturity - 34 days

Although the diversification, maturity and yields listed above were current as of the periods indicated, the Fund is actively managed and its composition will vary.

Expense Example

	Actual			Hypothetical
	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period
Institutional	$1,000.00	$1,025.60	$1.02	$1,000.00	$1,023.98	$1.02
Dollar	$1,000.00	$1,024.30	$2.30	$1,000.00	$1,022.70	$2.30
Cash Reserve	$1,000.00	$1,023.60	$3.06	$1,000.00	$1,021.94	$3.06
Administration	$1,000.00	$1,025.10	$1.53	$1,000.00	$1,023.47	$1.53
Bear Stearns	$1,000.00	$1,021.50	$5.10	$1,000.00	$1,019.90	$5.10
Bear Stearns Premier Choice	$1,000.00	$1,024.30	$2.30	$1,000.00	$1,022.70	$2.30
Bear Stearns Private Client	$1,000.00	$1,023.20	$3.47	$1,000.00	$1,021.53	$3.47
Bear Stearns Premier	$1,000.00	$1,023.20	$3.47	$1,000.00	$1,021.53	$3.47

For each class of the Fund, expenses are equal to the annualized expense ratio of 0.20%, 0.45%, 0.60%, 0.30%, 1.00%, 0.45%, 0.68% and 0.68% for the Institutional, Dollar, Cash Reserve, Administration, Bear Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear Stearns Premier share classes, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

4	ANNUAL REPORT	OCTOBER 31, 2007

Fund Summary	T-Fund

Fund Profile as of October 31, 2007

Fund Diversification
Percentage of Fund
Repurchase Agreements	100.0%

7-Day Yield (Annualized)

Institutional	4.45%
Dollar	4.20
Cash Management	3.95
Administration	4.35
Bear Stearns Premier Choice	4.20
Bear Stearns Private Client	3.97
Bear Stearns Premier	3.97

Maturity Information

Maturity	Par	Percentage of Fund
1-30 Days	$6,485,948,000	84.1%
61-90 Days	1,225,000,000	15.9
Average Weighted Maturity - 13 days

Although the diversification, maturity and yields listed above were current as of the periods indicated, the Fund is actively managed and its composition will vary.

Expense Example

	Actual			Hypothetical
	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period
Institutional	$1,000.00	$1,024.40	$1.02	$1,000.00	$1,023.98	$1.02
Dollar	$1,000.00	$1,023.10	$2.29	$1,000.00	$1,022.70	$2.30
Cash Management	$1,000.00	$1,021.80	$3.57	$1,000.00	$1,021.43	$3.57
Administration	$1,000.00	$1,023.90	$1.53	$1,000.00	$1,023.47	$1.53
Bear Stearns Premier Choice	$1,000.00	$1,002.70	$0.28	$1,000.00	$1,024.71	$0.29
Bear Stearns Private Client	$1,000.00	$1,002.50	$0.43	$1,000.00	$1,024.57	$0.43
Bear Stearns Premier	$1,000.00	$1,002.50	$0.43	$1,000.00	$1,024.57	$0.43

For each class of the Fund, expenses are equal to the annualized expense ratio of 0.20%, 0.45%, 0.70%, 0.30%, 0.45%, 0.68% and 0.68% for the Institutional, Dollar, Cash Management, Administration, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear Stearns Premier share classes, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

ANNUAL REPORT	OCTOBER 31, 2007	5

Fund Summary	Federal Trust Fund

Fund Profile as of October 31, 2007

Fund Diversification
Percentage of Fund
Agency Obligations	100.0%

7-Day Yield (Annualized)

Institutional	4.73%
Dollar	4.48
Administration	4.63

Maturity Information

Maturity	Par	Percentage of Fund
1-30 Days	$229,269,000	54.5%
31-60 Days	68,600,000	16.3
61-90 Days	112,611,000	26.8
121-150 Days	10,000,000	2.4
Average Weighted Maturity - 39 days

Although the diversification, maturity and yields listed above were current as of the periods indicated, the Fund is actively managed and its composition will vary.

Expense Example

	Actual			Hypothetical
	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period
Institutional	$1,000.00	$1,025.50	$1.02	$1,000.00	$1,023.98	$1.02
Dollar	$1,000.00	$1,024.20	$2.30	$1,000.00	$1,022.70	$2.30
Administration	$1,000.00	$1,020.20	$1.25	$1,000.00	$1,023.75	$1.25

For each class of the Fund, expenses are equal to the annualized expense ratio of 0.20%, 0.45% and 0.30% for the Institutional, Dollar and Administration share classes, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

6	ANNUAL REPORT	OCTOBER 31, 2007

Fund Summary	Treasury Trust Fund

Fund Profile as of October 31, 2007

Fund Diversification
Percentage of Fund
U.S. Treasury Obligations	100.0%

7-Day Yield (Annualized)

Institutional	3.86%
Dollar	3.61
Cash Management	3.36
Administration	3.76

Maturity Information

Maturity	Par	Percentage of Fund
1-30 Days	$1,636,639,000	56.5%
31-60 Days	200,000,000	6.9
61-90 Days	806,997,000	27.9
91-120 Days	218,691,000	7.6
over 150 Days	32,500,000	1.1
Average Weighted Maturity - 42 days

Although the diversification, maturity and yields listed above were current as of the periods indicated, the Fund is actively managed and its composition will vary.

Expense Example

	Actual			Hypothetical
	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period
Institutional	$1,000.00	$1,021.90	$1.02	$1,000.00	$1,023.98	$1.02
Dollar	$1,000.00	$1,020.60	$2.29	$1,000.00	$1,022.70	$2.30
Cash Management	$1,000.00	$1,019.30	$3.56	$1,000.00	$1,021.43	$3.57
Administration	$1,000.00	$1,021.30	$1.53	$1,000.00	$1,023.47	$1.53

For each class of the Fund, expenses are equal to the annualized expense ratio of 0.20%, 0.45%, 0.70% and 0.30% for the Institutional, Dollar, Cash Management and Administration share classes, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

ANNUAL REPORT	OCTOBER 31, 2007	7

Fund Summary	MuniFund

Fund Profile as of October 31, 2007

Top 10 State Concentration
Percentage of Fund
Texas	11.1%
California	7.9
Michigan	5.8
New York	5.0
Illinois	4.8
Indiana	4.7
Ohio	4.4
Louisiana	3.7
North Carolina	3.6
Pennsylvania	3.6

7-Day Yield (Annualized)

Institutional	3.33%
Dollar	3.08
Cash Management	2.83
Administration	3.23
Bear Stearns	2.85
Bear Stearns Premier Choice	2.85
Bear Stearns Private Client	2.85
Bear Stearns Premier	2.85

Maturity Information

Maturity	Par	Percentage of Fund
1-30 Days	$3,032,796,500	84.9%
31-60 Days	49,017,000	1.4
61-90 Days	25,000,000	0.7
91-120 Days	73,935,000	2.1
121-150 Days	3,625,000	0.1
over 150 Days	386,515,000	10.8
Average Weighted Maturity - 36 days

Although the diversification, maturity and yields listed above were current as of the periods indicated, the Fund is actively managed and its composition will vary.

Expense Example

	Actual			Hypothetical
	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period
Institutional	$1,000.00	$1,018.00	$1.02	$1,000.00	$1,023.98	$1.02
Dollar	$1,000.00	$1,016.70	$2.29	$1,000.00	$1,022.70	$2.30
Cash Management	$1,000.00	$1,015.40	$3.56	$1,000.00	$1,021.43	$3.57
Administration	$1,000.00	$1,017.40	$1.53	$1,000.00	$1,023.47	$1.53
Bear Stearns	$1,000.00	$1,013.90	$5.08	$1,000.00	$1,019.90	$5.10
Bear Stearns Premier Choice	$1,000.00	$1,016.70	$2.29	$1,000.00	$1,022.70	$2.30
Bear Stearns Private Client	$1,000.00	$1,015.50	$3.45	$1,000.00	$1,021.53	$3.47
Bear Stearns Premier	$1,000.00	$1,015.50	$3.45	$1,000.00	$1,021.53	$3.47

For each class of the Fund, expenses are equal to the annualized expense ratio of 0.20%, 0.45%, 0.70%, 0.30%, 1.00%, 0.45%, 0.68% and 0.68% for the Institutional, Dollar, Cash Management, Administration, Bear Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear Stearns Premier share classes, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

8	ANNUAL REPORT	OCTOBER 31, 2007

Fund Summary	MuniCash

Fund Profile as of October 31, 2007

Top 10 State Concentration
Percentage of Fund
Texas	12.7%
Florida	8.9
Michigan	6.5
Multi-State	6.5
Ohio	5.3
New York	4.7
Indiana	4.3
Illinois	4.1
Alabama	3.8
Virginia	3.8

7-Day Yield (Annualized)

Institutional	3.35%
Dollar	3.10
Cash Reserve	2.95
Administration	3.25

Maturity Information

Maturity	Par	Percentage of Fund
1-30 Days	$840,597,669	85.4%
31-60 Days	3,210,000	0.3
91-120 Days	17,310,000	1.8
121-150 Days	6,300,000	0.6
over 150 Days	117,425,000	11.9
Average Weighted Maturity - 43 days

Although the diversification, maturity and yields listed above were current as of the periods indicated, the Fund is actively managed and its composition will vary.

Expense Example

	Actual			Hypothetical
	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period
Institutional	$1,000.00	$1,018.10	$1.02	$1,000.00	$1,023.98	$1.02
Dollar	$1,000.00	$1,016.80	$2.29	$1,000.00	$1,022.70	$2.30
Cash Reserve	$1,000.00	$1,012.80	$2.45	$1,000.00	$1,022.54	$2.46
Administration	$1,000.00	$1,017.60	$1.53	$1,000.00	$1,023.47	$1.53

For each class of the Fund, expenses are equal to the annualized expense ratio of 0.20%, 0.45%, 0.60% and 0.30% for the Institutional, Dollar, Cash Reserve and Administration share classes, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

ANNUAL REPORT	OCTOBER 31, 2007	9

Fund Summary	California Money Fund

Fund Profile as of October 31, 2007

Fund Diversification
Percentage of Fund
Variable Rate Demand Notes	88.7%
Municipal Notes	10.2
Tax Exempt Commercial Paper	1.1

7-Day Yield (Annualized)

Institutional	3.24%
Dollar	3.00
Cash Management	2.74
Administration	3.14
Bear Stearns	2.44
Bear Stearns Premier Choice	3.00
Bear Stearns Private Client	2.76
Bear Stearns Premier	2.76

Maturity Information

Maturity	Par	Percentage of Fund
1-30 Days	$1,034,865,000	88.7%
31-60 Days	6,200,000	0.5
61-90 Days	3,500,000	0.3
over 150 Days	122,370,000	10.5
Average Weighted Maturity - 34 days

Although the diversification, maturity and yields listed above were current as of the periods indicated, the Fund is actively managed and its composition will vary.

Expense Example

	Actual			Hypothetical
	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period
Institutional	$1,000.00	$1,017.70	$1.02	$1,000.00	$1,023.98	$1.02
Dollar	$1,000.00	$1,016.40	$2.29	$1,000.00	$1,022.70	$2.30
Cash Management	$1,000.00	$1,015.10	$3.56	$1,000.00	$1,021.43	$3.57
Administration	$1,000.00	$1,017.10	$1.53	$1,000.00	$1,023.47	$1.53
Bear Stearns	$1,000.00	$1,013.60	$5.08	$1,000.00	$1,019.90	$5.10
Bear Stearns Premier Choice	$1,000.00	$1,016.40	$2.29	$1,000.00	$1,022.70	$2.30
Bear Stearns Private Client	$1,000.00	$1,015.20	$3.45	$1,000.00	$1,021.53	$3.47
Bear Stearns Premier	$1,000.00	$1,015.20	$3.45	$1,000.00	$1,021.53	$3.47

For each class of the Fund, expenses are equal to the annualized expense ratio of 0.20%, 0.45%, 0.70%, 0.30%, 1.00%, 0.45%, 0.68% and 0.68% for the Institutional, Dollar, Cash Management, Administration, Bear Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear Stearns Premier share classes, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

10	ANNUAL REPORT	OCTOBER 31, 2007

Fund Summary	New York Money Fund

Fund Profile as of October 31, 2007

Fund Diversification
Percentage of Fund
Variable Rate Demand Notes	86.7%
Municipal Notes	11.9
Municipal Bonds	0.9
Municipal Put Bonds	0.5

7-Day Yield (Annualized)

Institutional	3.27%
Dollar	3.02
Cash Management	2.77
Administration	3.17
Bear Stearns	2.47
Bear Stearns Premier Choice	3.02
Bear Stearns Private Client	2.79
Bear Stearns Premier	2.79

Maturity Information

Maturity	Par	Percentage of Fund
1-30 Days	$517,041,346	88.4%
31-60 Days	1,900,000	0.3
91-120 Days	400,000	0.1
121-150 Days	3,000,000	0.5
over 150 Days	62,821,000	10.7
Average Weighted Maturity - 34 days

Although the diversification, maturity and yields listed above were current as of the periods indicated, the Fund is actively managed and its composition will vary.

Expense Example

	Actual			Hypothetical
	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period
Institutional	$1,000.00	$1,017.80	$1.02	$1,000.00	$1,023.98	$1.02
Dollar	$1,000.00	$1,016.50	$2.29	$1,000.00	$1,022.70	$2.30
Cash Management	$1,000.00	$1,015.20	$3.56	$1,000.00	$1,021.43	$3.57
Administration	$1,000.00	$1,017.30	$1.53	$1,000.00	$1,023.47	$1.53
Bear Stearns	$1,000.00	$1,013.70	$5.08	$1,000.00	$1,019.90	$5.10
Bear Stearns Premier Choice	$1,000.00	$1,016.50	$2.29	$1,000.00	$1,022.70	$2.30
Bear Stearns Private Client	$1,000.00	$1,015.30	$3.45	$1,000.00	$1,021.53	$3.47
Bear Stearns Premier	$1,000.00	$1,015.30	$3.45	$1,000.00	$1,021.53	$3.47

For each class of the Fund, expenses are equal to the annualized expense ratio of 0.20%, 0.45%, 0.70%, 0.30%, 1.00%, 0.45%, 0.68% and 0.68% for the Institutional, Dollar, Cash Management, Administration, Bear Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear Stearns Premier share classes, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

ANNUAL REPORT	OCTOBER 31, 2007	11

Disclosure of Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense examples, on the previous pages, are based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2007 to October 31, 2007. The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”, to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments As of October 31, 2007	TempFund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Certificates of Deposit — 43.5%
Domestic — 2.5%
American Express Centurion Bank (A-1, P-1)
5.04%	11/02/07	$126,000	$126,000,000
5.04%	11/02/07	130,000	130,000,000
5.50%	11/19/07	98,000	98,000,000
5.50%	11/21/07	68,000	68,000,000
Chase Bank N.A. (A-1+, P-1)
5.13%	04/15/08	335,000	335,000,000
5.13%	04/16/08	425,000	425,000,000
State Street Bank & Trust Co. (A-1+, P-1)
5.02%	12/17/07	100,000	100,000,000
Wachovia Bank N.A. (A-1+, P-1)
5.32%	02/06/08	269,100	269,100,000

			1,551,100,000

Yankee — 41.0%
ABN AMRO Bank N.V., Chicago (A-1+)
5.19%(b)	01/10/08	400,000	400,000,000
5.18%(b)	01/14/08	500,000	500,005,070
5.05%(b)	01/23/08	200,000	200,004,552
Banco Bilbao Vizcaya Argentaria S.A., New York (A-1+, P-1)
5.06%(b)	04/02/08	190,000	190,003,936
Bank of Ireland, Stamford (A-1, P-1)
5.35%(b)	02/15/08	59,850	59,850,000
Banque Nationale de Paris, New York (A-1+, P-1)
5.31%(b)	11/20/07	500,550	500,550,000
5.32%(b)	11/30/07	150,000	150,000,000
Barclays Bank Plc, New York (A-1+, P-1)
5.18%(b)	12/03/07	1,200,000	1,200,000,000
5.05%(b)	12/10/07	700,000	700,000,000
5.70%(b)	12/10/07	500,000	500,000,000
Calyon, New York (A-1+, P-1)
5.03%(b)	12/28/07	400,000	400,000,000
4.82%(b)	02/01/08	700,000	700,000,000
Canadian Imperial Bank of Commerce, New York (A-1, P-1)
5.32%(b)	11/02/07	100,000	100,000,000
5.33%(b)	11/05/07	317,590	317,590,000
5.28%(b)	02/07/08	125,895	125,895,000
5.09%(b)	04/01/08	570,860	570,860,000
DEPFA Bank Plc, New York (A-1+, P-1)
5.32%(b)	11/01/07	525,000	525,000,000
4.92%(b)	11/19/07	325,315	325,315,000
4.96%(b)	11/19/07	600,000	600,000,000
Deutsche Bank AG, New York (A-1+, P-1)
5.38%(b)	03/11/08	365,020	365,020,000
Fortis Bank, New York (A-1+, P-1)
5.16%(b)	01/03/08	350,000	350,000,000
4.77%(b)	01/28/08	250,000	250,000,000
4.75%(b)	02/04/08	350,000	350,000,000
5.28%(b)	02/07/08	303,855	303,855,000
5.28%(b)	02/07/08	303,855	303,859,027
5.30%(b)	02/11/08	410,000	410,000,000
HBOS Treasury Services Plc, New York (A-1+, P-1)
5.63%(b)	11/13/07	250,000	250,000,000
5.51%(b)	11/29/07	500,000	500,000,000
5.70%(b)	12/04/07	500,000	500,000,000
5.67%(b)	12/11/07	200,000	200,000,000
Lloyds Bank Plc, New York (A-1+, P-1)
4.85%(b)	01/25/08	75,000	75,000,000
4.80%(b)	02/01/08	200,000	200,000,000
Mizuho Corporate Bank, New York (A-1, P-1)
5.00%(b)	11/19/07	204,080	204,080,000
5.00%(b)	11/19/07	122,450	122,450,000
5.00%(b)	11/21/07	95,000	95,000,525
Natixis, New York (A-1+, P-1)
5.08%(b)	11/01/07	900,000	900,000,000
5.14%(b)	01/03/08	800,000	800,000,000
5.42%(b)	07/10/08	142,995	143,366,289
Nordea Bank Finland Plc, New York (A-1+, P-1)
5.64%(b)	12/06/07	250,000	250,000,000
5.64%(b)	12/07/07	500,000	500,000,000
5.31%(b)	02/15/08	99,745	99,746,430
4.91%(b)	06/23/08	153,965	153,974,687
4.82%(b)	10/17/08	637,680	637,739,313
4.82%(b)	10/22/08	34,000	34,032,083
Royal Bank of Scotland Plc, New York (A-1+, P-1)
5.70%(b)	12/07/07	750,000	750,000,000
5.68%(b)	12/12/07	500,000	500,000,000
5.00%(b)	12/18/07	700,000	700,000,000
5.51%(b)	12/19/07	250,000	250,118,222
5.33%(b)	01/02/08	522,000	522,000,000
5.20%(b)	01/03/08	500,000	500,000,000
5.20%(b)	01/09/08	725,000	725,000,000
5.00%(b)	01/22/08	250,000	250,000,000
5.00%(b)	01/24/08	250,000	250,000,000
4.95%(b)	01/28/08	350,000	350,021,486
4.93%(b)	02/25/08	283,000	283,000,000
Skandinaviska Enskilda Banken AB, New York (A-1, P-1)
5.37%(b)	03/17/08	211,000	211,000,000
5.05%(b)	03/20/08	150,000	150,000,000
Societe Generale, New York (A-1+, P-1)
5.14%(b)	12/20/07	625,000	625,000,000
Svenska Handelsbanken AB, New York (A-1+, P-1)
5.49%(b)	11/29/07	169,000	169,000,000
5.27%(b)	02/07/08	278,625	278,625,000
Toronto Dominion Bank, New York (A-1+, P-1)
5.00%(b)	11/13/07	200,000	200,000,000
5.15%(b)	12/21/07	850,000	850,005,829
5.14%(b)	12/27/07	500,000	500,000,000
5.02%(b)	03/20/08	90,000	89,999,867
UBS AG, Stamford (A-1+, P-1)
4.80%(b)	01/25/08	1,000,000	1,000,000,000
5.20%(b)	02/04/08	207,000	207,099,886
Unicredito Italiano Bank, New York (A-1, P-1)
5.38%(b)	03/20/08	255,000	255,004,827

			25,679,072,029

TOTAL CERTIFICATES OF DEPOSIT (Cost $27,230,172,029)			27,230,172,029

Commercial Paper — 43.7% Asset Backed Securities — 29.1%
Amstel Funding Corp. (A-1+, P-1)
6.15%	12/04/07	476,000	473,316,550
6.18%	12/05/07	236,408	235,028,165
6.18%	12/10/07	175,000	173,828,375
6.06%	12/13/07	136,759	135,792,114
6.10%	12/14/07	236,807	235,081,598
5.00%	01/22/08	355,055	351,011,318
4.85%	01/29/08	107,543	106,253,530
Amsterdam Funding Corp. (A-1, P-1)
6.12%	11/02/07	200,000	199,966,000
4.87%	11/26/07	710,000	707,598,819
5.14%	12/03/07	65,000	64,703,022
Atlantis One Funding Corp. (A-1+, P-1)
5.19%	01/04/08	300,000	297,232,000

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	13

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Commercial Paper (Continued)
Asset Backed Securities (Continued)
4.96%	01/23/08	$80,000	$79,085,156
Barton Capital LLC (A-1+, P-1)
5.17%	11/07/07	87,670	87,594,458
5.80%	11/16/07	200,000	199,516,667
4.91%	01/11/08	211,000	208,956,758
4.91%	01/18/08	43,857	43,390,435
Cafco LLC (A-1+, P-1)
5.73%	11/15/07	130,000	129,710,317
5.10%	11/16/07	250,000	249,468,750
5.05%	11/30/07	161,350	160,693,619
6.00%	12/07/07	70,000	69,580,000
4.90%	12/14/07	201,720	200,539,378
5.85%	01/23/08	100,000	98,651,250
5.14%	02/07/08	122,965	121,244,446
Cancara Asset Securitisation LLC (A-1+, P-1)
5.58%	11/13/07	222,265	221,851,587
5.55%	11/14/07	45,000	44,909,813
4.81%	11/29/07	175,000	174,345,306
Chariot Funding LLC (A-1, P-1)
5.75%	11/16/07	121,806	121,514,173
5.15%	11/26/07	200,000	199,284,722
5.80%	11/26/07	45,000	44,818,750
6.00%	12/14/07	52,146	51,772,287
Charta Corp. (A-1, P-1)
5.15%	11/07/07	201,505	201,332,042
5.05%	11/29/07	162,300	161,662,522
5.05%	11/30/07	50,780	50,573,424
4.90%	12/14/07	112,385	111,727,236
5.14%	02/07/08	48,750	48,067,879
5.14%	02/08/08	78,900	77,784,749
Ciesco LLC (A-1+, P-1)
4.92%	01/30/08	163,000	160,995,100
5.14%	02/07/08	46,400	45,750,761
Clipper Receivables Co. LLC (A-1, P-1)
4.92%	11/16/07	25,000	24,948,750
4.84%	11/20/07	155,000	154,604,061
4.96%	11/20/07	146,680	146,296,024
4.80%	11/27/07	100,000	99,653,333
Concord Minutemen Capital Co. LLC (A-1, P-1)
5.25%	11/16/07	500,000	498,735,417
CRC Funding LLC (A-1+, P-1)
5.28%	11/05/07	120,000	119,929,600
5.90%	11/19/07	190,000	189,439,500
5.95%	11/19/07	53,000	52,842,325
6.00%	11/19/07	55,000	54,835,000
5.05%	11/30/07	94,915	94,528,881
6.05%	12/07/07	95,000	94,425,250
5.14%	02/07/08	102,100	100,671,394
Falcon Asset Securitization Corp. (A-1, P-1)
5.75%	11/16/07	432,450	431,413,922
4.84%	11/21/07	52,034	51,894,086
4.85%	11/26/07	155,000	154,477,951
5.80%	11/26/07	255,742	254,711,928
5.97%	11/27/07	70,000	69,698,183
5.80%	11/30/07	203,136	202,186,903
6.15%	12/11/07	110,000	109,248,333
Fountain Square Commercial Funding Corp. (A-1+, P-1)
5.15%	11/20/07	60,000	59,836,917
Grampian Funding LLC (A-1+, P-1)
5.58%	11/15/07	400,000	399,132,000
5.18%	11/19/07	288,460	287,712,167
5.19%	11/21/07	125,900	125,536,988
Jupiter Securitization Corp. (A-1, P-1)
5.90%	11/15/07	100,000	99,770,556
4.98%	11/16/07	94,426	94,230,066
5.97%	11/19/07	101,000	100,698,515
4.84%	11/26/07	326,175	325,078,690
5.90%	11/27/07	226,000	225,036,989
5.80%	11/30/07	115,000	114,462,694
Kitty Hawk Funding Corp. (A-1+, P-1)
5.93%	11/13/07	335,000	334,337,817
4.98%	11/19/07	103,233	102,975,692
4.83%	11/26/07	220,241	219,502,275
Lexington Parker Capital Co. (A-1, P-1)
5.20%	11/14/07	103,150	102,956,307
6.07%	11/16/07	407,000	405,970,629
Liberty Street Funding LLC (A-1, P-1)
6.00%	11/13/07	93,500	93,311,442
Mane Funding Corp. (A-1+, P-1)
5.10%	11/16/07	75,000	74,840,625
Mont Blanc Capital Corp. (A-1+, P-1)
4.90%	11/20/07	86,212	85,989,046
4.93%	11/20/07	164,000	163,573,281
Nieuw Amsterdam Receivables Corp. (A-1, P-1)
5.07%	11/13/07	100,466	100,296,212
Old Line Funding Corp. (A-1+, P-1)
5.10%	11/09/07	25,242	25,213,392
5.18%	11/09/07	84,509	84,411,721
5.10%	11/14/07	109,288	109,086,728
Park Avenue Receivables Co. LLC (A-1, P-1)
5.15%	11/09/07	75,535	75,448,554
5.75%	11/16/07	170,000	169,592,708
5.80%	11/21/07	125,000	124,597,222
5.80%	11/28/07	325,000	323,586,250
5.80%	11/30/07	177,744	176,913,541
6.05%	12/10/07	32,000	31,790,267
6.05%	12/14/07	125,000	124,096,701
Ranger Funding Co. LLC (A-1+, P-1)
4.88%	11/20/07	199,644	199,129,806
5.90%	11/20/07	100,000	99,688,611
5.95%	11/21/07	155,000	154,487,639
5.15%	11/28/07	352,071	350,711,126
6.13%	11/28/07	101,481	101,014,441
6.15%	11/29/07	77,116	76,747,129
5.13%	01/11/08	113,650	112,500,146
Regency Markets No. 1 LLC (A-1, P-1)
4.96%	11/20/07	113,351	113,054,272
Scaldis Capital LLC (A-1+, P-1)
4.93%	11/20/07	254,010	253,349,080
4.93%	11/26/07	122,020	121,602,251
6.15%	12/10/07	200,000	198,667,500
6.00%	12/13/07	50,000	49,650,000
6.15%	12/14/07	575,000	570,776,146
6.11%	12/17/07	245,000	243,087,231
Simba Funding Corp. (A-1+, P-1)
5.10%	11/14/07	103,537	103,346,319
4.98%	11/19/07	64,000	63,840,640
Thames Asset Global Securitization Corp. (A-1, P-1)
4.87%	11/20/07	183,037	182,566,544
5.20%	11/20/07	53,155	53,009,119
4.87%	11/28/07	35,937	35,805,740
Ticonderoga Funding LLC (A-1+, P-1)
5.15%	11/06/07	53,818	53,779,505

See accompanying notes to financial statements.

14	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Commercial Paper (Continued)
Asset Backed Securities (Continued)
5.97%	11/19/07	$25,000	$24,925,375
5.85%	12/07/07	106,783	106,158,319
Versailles LLC (A-1, P-1)
5.20%	11/19/07	90,000	89,766,000
5.38%	12/07/07	150,000	149,193,000
Windmill Funding Corp. (A-1+, P-1)
4.87%	11/26/07	195,000	194,340,521
Yorktown Capital LLC (A-1+, P-1)
5.10%	11/13/07	100,000	99,830,000
5.15%	11/20/07	85,000	84,768,965
5.11%	12/07/07	100,000	99,489,000
5.15%	12/07/07	237,000	235,779,450

			18,230,223,784

Banks — 10.0%
Bank of America Corp. (A-1+, P-1)
5.44%	11/29/07	549,000	546,679,255
4.99%	12/28/07	600,000	595,259,500
4.80%	01/10/08	100,000	99,066,667
5.32%	02/07/08	470,000	463,193,356
5.20%	02/14/08	224,580	221,177,145
Citigroup Funding, Inc. (A-1+, P-1)
5.18%	11/14/07	70,000	69,869,187
5.11%	11/16/07	140,660	140,360,511
5.11%	11/19/07	93,770	93,530,418
5.19%	11/26/07	194,000	193,300,792
5.42%	12/14/07	200,000	198,705,222
4.74%	02/21/08	100,000	98,523,778
4.77%	02/26/08	110,000	108,294,725
5.36%	03/11/08	200,000	196,099,111
Dexia Delaware LLC (A-1+, P-1)
4.80%	12/27/07	240,000	238,209,867
JPMorgan Chase & Co. (A-1+, P-1)
5.08%	01/07/08	203,000	201,080,748
4.97%	04/01/08	800,000	783,204,000
Nordea North America (A-1+, P-1)
5.34%	11/15/07	150,000	149,688,500
5.47%	12/13/07	120,000	119,234,200
5.00%	01/11/08	228,550	226,296,243
Societe Generale N.A., Inc. (A-1+, P-1)
5.08%	01/15/08	250,000	247,351,562
4.75%	01/25/08	500,000	494,392,361
4.88%	01/31/08	300,000	296,428,250
UBS Securities LLC (A-1+, P-1)
5.41%	01/14/08	499,000	493,450,843

			6,273,396,241

Miscellaneous Business Credit Institution — 4.6%
General Electric Capital Corp. (A-1+, P-1)
4.95%	12/27/07	1,000,000	992,300,000
4.95%	12/28/07	600,000	595,297,500
4.94%	12/31/07	400,000	396,706,666
4.94%	01/16/08	400,000	395,824,222
4.61%	03/24/08	75,000	73,617,000
4.57%	04/22/08	125,000	122,254,826
4.64%	04/22/08	300,000	293,310,667

			2,869,310,881

TOTAL COMMERCIAL PAPER (Cost $27,372,930,906)			27,372,930,906

Master Notes — 3.2%
Security Brokers & Dealers — 3.2%
Bank of America Securities LLC (A-1+, P-1)
5.02%(c)	11/01/07	608,650	608,650,000
5.02%(c)	11/01/07	80,000	80,000,000
Citigroup Global Markets, Inc. (A-1+, P-1)
5.04%(c)	11/01/07	550,000	550,000,000
Morgan Stanley Mortgage Capital, Inc. (A-1, P-1)(d)
5.19%(c)(e)	11/01/07	782,758	782,758,000

TOTAL MASTER NOTES (Cost $2,021,408,000)			2,021,408,000

Medium Term Notes — 0.3%
Banks — 0.3%
American Express Centurion Bank (A+, Aa3)
5.26%(c)	11/07/07	50,000	50,000,000
5.37%(c)	11/10/07	132,020	132,020,000

TOTAL MEDIUM TERM NOTES (Cost $182,020,000)			182,020,000

Variable Rate Obligations — 5.6%
Asset Backed Securities — 0.4%
Cullinan Finance Corp. (A-1+, P-1)
4.85%(c)(e)(f)	06/25/08	219,040	219,025,816

Banks — 0.9%
Bank of New York Co., Inc. (A+, Aa3)
4.88%(c)(f)	11/27/07	125,000	125,000,000
Brosis Finance LLC Series 1999 DN (Branch Bank & Trust Co. LOC) (A-1, P-1)(a)(d)
4.90%(c)	11/07/07	18,865	18,865,000
Cattail Creek Country Club Series 2004 DN (Manufacturers & Traders Trust Co. LOC) (A-1, P-1)(a)(d)
4.90%(c)	11/07/07	6,500	6,500,000
Cincinnati Baseball Museum Series 2004 DN (U.S. Bank N.A. LOC) (A-1+, P-1)(a)(d)
4.88%(c)	11/07/07	9,735	9,735,000
Donald R. Eliason LLC & Eliason Fund I, Series 2004A DN (M & I Marshall & Ilsley Bank LOC) (A-1, P-1)(a)(d)
4.86%(c)	11/07/07	7,000	7,000,000
Fresno Leasing LLC Series 2005 DN (Manufacturers & Traders Trust Co. LOC) (A-1, P-1)(a)(d)
4.90%(c)	11/07/07	8,275	8,275,000
Frogtown LLC Series 2004 DN (Comerica Bank N.A. LOC) (A-1, P-1)(a)(d)
4.90%(c)	11/07/07	5,400	5,400,000
Gables of Germantown DN (M & I Marshall & Ilsley Bank LOC) (A-1, P-1)(a)(d)
5.23%(c)	11/07/07	20,000	20,000,000
Holland Sheltair Aviation Fund Series 2005 DN (Mellon Bank LOC) (A-1+, P-1)(a)(d)
4.90%(c)	11/07/07	7,255	7,255,000
Hyde Park Church Series 2002 DN (U.S. Bank N.A. LOC) (A-1+, P-1)(a)(d)
4.90%(c)	11/07/07	1,370	1,370,000
Imaging Investment Group LLC Series 2005 DN (Wachovia Bank N.A. LOC) (A-1+, P-1)(a)(d)
4.86%(c)	11/07/07	7,075	7,075,000
Jack Leasing LLC Series 2004 DN (Manufacturers & Traders Trust Co. LOC) (A-1, P-1)(a)(d)
4.90%(c)	11/07/07	3,235	3,235,000

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	15

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Variable Rate Obligations (Continued)
Banks (Continued)
LP Pinewood SPV DN (Wachovia Bank N.A. LOC) (A-1+, P-1)(a)(d)
4.86%(c)	11/07/07	$50,000	$50,000,000
MB&B Holdings LLC Series 2004A DN (M & I Marshall & Ilsley Bank LOC) (A-1, P-1)(a)(d)
4.96%(c)	11/07/07	6,475	6,475,000
MB&B Holdings LLC Series 2004B DN (M & I Marshall & Ilsley Bank LOC) (A-1, P-1)(a)(d)
4.96%(c)	11/07/07	3,505	3,505,000
Mississippi Business Financial Corp. Series 2005 DN (Wachovia Bank N.A. LOC) (A-1+, P-1)(a)(d)
4.86%(c)	11/07/07	4,200	4,200,000
Nicholas Capital Investments Series 2005A DN (Fifth Third Bank N.A. LOC) (A-1, P-1)(a)(d)
4.86%(c)	11/07/07	5,775	5,775,000
North Square Associates LLP RB Series 2004A DN (M & I Marshall & Ilsley Bank LOC) (A-1, P-1)(a)(d)
4.96%(c)	11/07/07	14,045	14,045,000
NPJ Properties LLC DN (Manufacturers & Traders Trust Co. LOC) (A-1, P-1)(a)(d)
4.90%(c)	11/07/07	18,335	18,335,000
Oxford Capital Enterprise LLC Series 2004 DN (National City Bank N.A. LOC) (A-1, P-1)(a)(d)
4.88%(c)	11/07/07	855	855,000
Paca-Pratt Associates, Inc. DN (Manufacturers & Traders Trust Co. LOC) (A-1, P-1)(a)(d)
4.90%(c)	11/07/07	16,000	16,000,000
Park Street Properties I LLC Series 2004 DN (U.S. Bank N.A. LOC) (A-1+, P-1)(a)(d)
4.71%(c)	11/07/07	4,040	4,040,000
Pilot Drive Properties Series 2005 DN (JPMorgan Chase Bank LOC) (A-1+, P-1)(a)(d)
4.92%(c)	11/07/07	3,650	3,650,000
Ridgewood Associates Series 2005 DN (Wachovia Bank N.A. LOC) (A-1, P-1)(a)(d)
4.86%(c)	11/07/07	3,795	3,795,000
SF Tarns LLC DN (Standard Federal Bank LOC) (A-1, P-1)
4.90%(c)	11/07/07	6,150	6,150,000
Wells Fargo & Co. (A-1+, P-1)
5.18%(c)	11/02/07	190,000	190,000,000

			546,535,000

Life Insurance — 2.4%
Allstate Life Global Funding II (AA, Aa2)
4.85%(c)(f)	11/27/07	75,000	75,000,000
Hartford Life Insurance Co. (A-1+, P-1)
5.30%(c)(e)	01/02/08	100,000	100,000,000
5.30%(c)(e)	01/02/08	100,000	100,000,000
ING Security Life Insurance (AA, Aa3)
5.26%(c)(f)	11/09/07	150,000	150,000,000
MetLife Global Funding I (AA, Aa2)
4.93%(c)(f)	11/28/07	95,000	95,000,000
New York Life Insurance Co. (A-1+, P-1)
5.76%(c)(e)	12/13/07	350,000	350,000,000
Transamerica Occidental Life Insurance Co. (A-1+, P-1)
5.25%(c)(e)	11/01/07	400,000	400,000,000
Travelers Insurance Co. (A-1+, P-1)
5.35%(c)(e)	01/02/08	250,000	250,000,000

			1,520,000,000

Miscellaneous Business Credit Institution — 0.3%
General Electric Capital Corp. (A-1+, P-1)
4.91%(c)	11/26/07	202,000	202,000,000

Municipal Bonds — 0.1%
Adams County Pennsylvania IDRB (Gettysburg Foundation Project) Series 2006B DN (Manufacturers & Traders Trust Co. LOC) (A-1, P-1)(a)(d)
4.90%(c)	11/07/07	5,000	5,000,000
Bernalillo County New Mexico IDRB Series 2005A DN (Bank of America N.A. LOC) (A-1+, P-1)(a)(d)
4.90%(c)	11/07/07	4,700	4,700,000
Covington Kentucky GO Series 2004 DN (U.S. Bank N.A. LOC) (A-1+, P-1)(a)(d)
4.88%(c)	11/07/07	13,795	13,795,000
Covington Kentucky Industrial Building RB Series 2005A DN (Wachovia Bank N.A. LOC) (A-1+, P-1)(a)(d)
4.88%(c)	11/07/07	9,000	9,000,000
Santa Rosa California RB Series 2004 DN (Bank One N.A. LOC) (A-1+, P-1)(a)(d)
4.92%(c)	11/07/07	40,400	40,400,000

			72,895,000

Security Brokers & Dealers — 1.5%
Goldman Sachs Group, Inc. (A-1+, P-1)
4.94%(c)(e)(f)	11/26/07	469,300	469,300,000
Morgan Stanley & Co., Inc. (A-1, P-1)
5.22%(c)	11/15/07	250,000	250,000,000
Racers Trust Series 2004-6 (A-1, P-1)
5.05%(c)(f)	11/23/07	234,650	234,650,000

			953,950,000

TOTAL VARIABLE RATE OBLIGATIONS (Cost $3,514,405,816)			3,514,405,816

Time Deposit — 1.5%
UBS AG (A-1, P-1)
4.69%
(Cost $907,000,000)	11/01/07	907,000	907,000,000

Repurchase Agreements — 1.3%
Goldman Sachs & Co.
4.89%	11/01/07	800,000	800,000,000

(Agreement dated 10/31/07 to be repurchased at $800,108,667, collateralized by $1,286,191,358 Federal Home Loan Mortgage Corp. Bonds and Federal National Mortgage Assoc. Bonds 4.00% to 7.50% due from 01/01/09 to 10/01/37. The value of the collateral is $824,000,000.)

Morgan Stanley & Co., Inc.
4.90%	11/01/07	942	942,000

(Agreement dated 10/31/07 to be repurchased at $942,128, collateralized by $3,130,002 Federal Home Loan Mortgage Corp. Bonds and Federal National Mortgage Assoc. Bonds 4.50% to 6.00% due from 10/01/11 to 09/01/37. The value of the collateral is $974,512.)

See accompanying notes to financial statements.

16	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments (concluded)	TempFund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Repurchase Agreements (Continued)
Morgan Stanley & Co., Inc.
4.90%	11/01/07	$11,000	$11,000,000

(Agreement dated 10/31/07 to be repurchased at $11,001,497, collateralized by $36,549,911 Federal Home Loan Mortgage Corp. Bonds and Federal National Mortgage Assoc. Bonds 4.50% to 6.00% due from 10/01/11 to 09/01/37. The value of the collateral is $11,379,646.)

TOTAL REPURCHASE AGREEMENTS (Cost $811,942,000)			811,942,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 99.1% (Cost $62,039,878,751)			62,039,878,751

Affiliated Investments — 0.6%
Repurchase Agreements — 0.6%
PNC Bank, N.A.
4.64%	11/01/07	356,000

(Agreement dated 10/31/07 to be repurchased at $356,045,860, collateralized by $408,154,759 Federal Home Loan Mortgage Corp. Bonds and Federal National Mortgage Assoc. Bonds 5.50% to 6.50% due from 04/01/26 to 11/01/36. The value of the collateral is $366,846,422.)

(Cost $356,000,000)			$356,000,000

TOTAL INVESTMENTS IN SECURITIES — 99.7% (Cost $62,395,878,751(a))			62,395,878,751

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%			179,215,074

NET ASSETS — 100.0%			$62,575,093,825

(a)	Aggregate cost for federal income tax purposes.
(b)	Issuer is a U.S. branch of a foreign domiciled bank.
(c)	Rates shown are the rates as of October 31, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(d)	Ratings reflect those of guarantor.
(e)	Illiquid Security. As of October 31, 2007, the Fund held 4.3% of its net assets, with a current market value of $2,671,083,816, in these securities.
(f)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of October 31, 2007, the Fund held 2.2% of its net assets, with a current market value of $1,367,975,816, in securities restricted as to resale.

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	17

Schedule of Investments As of October 31, 2007	TempCash
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Certificates of Deposit — 32.1%
Domestic — 2.0%
Chase Bank N.A. (A-1+, P-1)
5.13%	04/15/08	$82,000	$82,000,000
5.13%	04/16/08	91,500	91,500,000
Wachovia Bank N.A. (A-1+, P-1)
5.32%	02/06/08	66,000	66,000,000

			239,500,000

Euro Dollar — 0.2%
Credit Industriel et Commercial (A-1, P-1)
5.34%	01/28/08	27,010	27,013,508

Yankee — 29.9%
ABN AMRO Bank N.V., Chicago (A-1+)
5.18%(b)	01/14/08	300,000	300,003,042
Banco Bilbao Vizcaya Argentaria S.A., New York (A-1+, P-1)
5.06%(b)	04/02/08	42,820	42,820,887
Bank of Ireland, Stamford (A-1, P-1)
5.35%(b)	02/15/08	13,895	13,895,000
Bank of Montreal, Chicago (A-1+, P-1)
5.10%(b)	04/01/08	41,070	41,070,000
Banque Nationale de Paris, New York (A-1+, P-1)
5.31%(b)	11/20/07	125,545	125,545,000
5.32%(b)	11/30/07	130,000	130,000,000
Barclays Bank Plc, New York (A-1+, P-1)
5.05%(b)	12/10/07	150,000	150,000,000
5.23%(b)	01/02/08	500,000	500,000,000
Canadian Imperial Bank of Commerce, New York (A-1, P-1)
5.09%(b)	04/01/08	126,645	126,645,000
DEPFA Bank Plc, New York (A-1+, P-1)
4.92%(b)	11/19/07	74,685	74,685,000
Deutsche Bank AG, New York (A-1+, P-1)
5.38%(b)	03/11/08	94,290	94,290,000
Fortis Bank, New York (A-1+, P-1)
5.16%(b)	01/03/08	250,000	250,000,000
5.28%(b)	02/07/08	70,670	70,670,000
5.28%(b)	02/07/08	70,670	70,670,937
5.30%(b)	02/11/08	100,000	100,000,000
Lloyds Bank Plc, New York (A-1+, P-1)
4.80%(b)	02/01/08	100,000	100,000,000
Mizuho Corporate Bank, New York (A-1, P-1)
5.00%(b)	11/19/07	45,920	45,920,000
5.00%(b)	11/19/07	27,550	27,550,000
Natixis, New York (A-1+, P-1)
5.14%(b)	01/03/08	250,000	250,000,000
5.42%(b)	07/10/08	27,730	27,802,001
Nordea Bank Finland Plc, New York (A-1+, P-1)
5.31%(b)	02/15/08	23,160	23,160,332
4.91%(b)	06/23/08	29,860	29,861,878
4.82%(b)	10/17/08	75,000	75,006,976
Royal Bank of Scotland Plc, New York (A-1+, P-1)
5.00%(b)	12/18/07	200,000	200,000,000
5.33%(b)	01/02/08	100,000	100,000,000
5.20%(b)	01/03/08	300,000	300,000,000
Skandinaviska Enskilda Banken AB, New York (A-1, P-1)
5.37%(b)	03/17/08	25,000	25,000,000
5.05%(b)	03/20/08	30,000	30,000,000
Svenska Handelsbanken AB, New York (A-1+, P-1)
5.50%(b)	11/13/07	86,470	86,470,000
5.27%(b)	02/07/08	64,730	64,730,000
UBS AG, Stamford (A-1+, P-1)
4.80%(b)	01/25/08	200,000	200,000,000
Unicredito Italiano Bank, New York (A-1, P-1)
5.38%(b)	03/20/08	45,000	45,000,852

			3,720,796,905

TOTAL CERTIFICATES OF DEPOSIT (Cost $3,987,310,413)			3,987,310,413

Commercial Paper — 48.1%
Asset Backed Securities — 30.3%
Amstel Funding Corp. (A-1+, P-1)
6.15%	12/04/07	71,000	70,661,567
6.18%	12/10/07	25,000	24,832,625
6.10%	12/11/07	75,781	75,267,373
6.06%	12/13/07	175,000	173,762,750
5.00%	01/22/08	81,410	80,482,831
Amsterdam Funding Corp. (A-1, P-1)
5.19%	01/04/08	94,000	93,132,693
Atlantic Asset Securitization Corp. (A-1, P-1)
4.90%	01/11/08	40,000	39,613,444
Atlantis One Funding Corp. (A-1+, P-1)
5.19%	01/04/08	254,000	251,656,427
Barton Capital LLC (A-1+, P-1)
4.91%	01/11/08	93,000	92,060,907
Bavaria TRR Corp. (A-1, P-1)
5.19%	11/15/07	110,000	109,777,983
Belmont Funding LLC (A-1, P-1)
5.85%	12/18/07	50,000	49,618,125
Cafco LLC (A-1+, P-1)
5.05%	11/30/07	38,185	38,029,661
6.00%	12/07/07	25,000	24,850,000
4.90%	12/14/07	46,315	46,043,929
5.14%	02/07/08	29,030	28,623,806
Cancara Asset Securitisation LLC (A-1+, P-1)
5.58%	11/13/07	40,000	39,925,600
5.60%	12/14/07	118,000	117,210,711
5.20%	01/11/08	100,000	98,974,444
Chariot Funding LLC (A-1, P-1)
5.15%	11/26/07	50,000	49,821,181
6.00%	12/14/07	75,000	74,462,500
Charta Corp. (A-1, P-1)
5.05%	11/29/07	37,700	37,551,923
5.05%	11/30/07	12,015	11,966,122
4.90%	12/14/07	25,805	25,653,969
5.80%	01/24/08	100,000	98,646,667
5.14%	02/07/08	11,500	11,339,089
5.14%	02/08/08	18,600	18,337,089
Ciesco LLC (A-1+, P-1)
5.14%	02/07/08	10,950	10,796,785
Clipper Receivables Co. LLC (A-1, P-1)
4.96%	11/20/07	33,455	33,367,422
Concord Minutemen Capital Co. LLC (A-1, P-1)
5.20%	11/14/07	50,309	50,214,531
CRC Funding LLC (A-1+, P-1)
5.05%	11/30/07	22,460	22,368,631
6.05%	12/07/07	100,000	99,395,000
5.85%	01/23/08	40,000	39,460,500
5.14%	02/07/08	24,100	23,762,787
Falcon Asset Securitization Corp. (A-1, P-1)
6.15%	12/11/07	75,000	74,487,500

See accompanying notes to financial statements.

18	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments (continued)	TempCash
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Commercial Paper (Continued)
Asset Backed Securities (Continued)
Grampian Funding LLC (A-1+, P-1)
5.58%	11/15/07	$100,000	$99,783,000
5.18%	11/19/07	74,260	74,067,481
Kitty Hawk Funding Corp. (A-1+, P-1)
4.83%	11/26/07	50,000	49,832,292
Lexington Parker Capital Co. (A-1, P-1)
6.07%	11/16/07	250,000	249,367,708
Liberty Street Funding LLC (A-1, P-1)
5.06%	11/19/07	75,800	75,610,500
Mont Blanc Capital Corp. (A-1+, P-1)
4.93%	11/20/07	38,000	37,901,126
Park Avenue Receivables Co. LLC (A-1, P-1)
6.05%	12/10/07	50,000	49,672,292
6.05%	12/14/07	125,000	124,096,701
Ranger Funding Co. LLC (A-1+, P-1)
5.15%	11/28/07	75,000	74,710,313
5.13%	01/11/08	26,350	26,083,404
Regency Markets No. 1 LLC (A-1, P-1)
4.96%	11/20/07	26,000	25,931,938
Scaldis Capital LLC (A-1+, P-1)
4.93%	11/20/07	58,240	58,088,463
4.93%	11/26/07	27,980	27,884,207
6.00%	12/13/07	100,000	99,300,000
6.15%	12/14/07	25,000	24,816,354
6.11%	12/17/07	50,000	49,609,639
Sheffield Receivables Co. LLC (A-1+, P-1)
5.02%	11/19/07	40,000	39,899,600
Simba Funding Corp. (A-1+, P-1)
5.10%	11/14/07	24,700	24,654,511
Thunder Bay Funding, Inc. (A-1, P-1)
5.07%	12/14/07	51,077	50,767,686
Ticonderoga Funding LLC (A-1+, P-1)
6.10%	12/14/07	75,000	74,453,542
Versailles LLC (A-1, P-1)
5.38%	12/07/07	150,000	149,193,000
Yorktown Capital LLC (A-1+, P-1)
5.11%	12/07/07	51,000	50,739,390
5.15%	12/07/07	90,000	89,536,500

			3,762,156,219

Banks — 12.7%
Bank of America Corp. (A-1+, P-1)
4.99%	12/28/07	200,000	198,419,833
5.32%	02/07/08	85,000	83,769,011
5.20%	02/14/08	25,000	24,621,198
Citigroup Funding, Inc. (A-1+, P-1)
5.11%	11/16/07	32,580	32,510,632
5.11%	11/19/07	21,720	21,664,505
4.77%	02/26/08	50,000	49,224,875
5.36%	03/11/08	125,000	122,561,945
Dexia Delaware LLC (A-1+, P-1)
4.80%	12/27/07	100,000	99,254,111
JPMorgan Chase & Co. (A-1+, P-1)
5.08%	01/07/08	47,000	46,555,641
4.97%	04/01/08	250,000	244,751,250
Raiffeisen Zentralbank Osterreich AG (A-1, P-1)
5.56%	12/28/07	100,000	99,119,667
Skandinaviska Enskilda Banken AB (A-1, P-1)
5.32%	03/13/08	75,000	73,525,917
Societe Generale N.A., Inc. (A-1+, P-1)
5.08%	01/15/08	200,000	197,881,250
4.75%	01/25/08	150,000	148,317,708
4.75%	02/04/08	100,000	98,746,528
Unicredito Italiano Bank, Ireland (A-1, P-1)
5.24%	03/20/08	43,245	42,362,922

			1,583,286,993

Miscellaneous Business Credit Institution — 5.1%
General Electric Capital Corp. (A-1+, P-1)
4.95%	12/28/07	150,000	148,824,375
4.94%	12/31/07	300,000	297,530,000
4.57%	04/22/08	88,000	86,067,398
4.64%	04/22/08	100,000	97,770,222

			630,191,995

TOTAL COMMERCIAL PAPER (Cost $5,975,635,207)			5,975,635,207

Master Notes — 1.9%
Security Brokers & Dealers — 1.9%
Citigroup Global Markets, Inc. (A-1+, P-1)
5.04%(c)
(Cost $235,000,000)	11/01/07	235,000	235,000,000

Variable Rate Obligations — 16.9%
Asset Backed Securities — 0.7%
Arkle Master Issuer Plc (A-1+, P-1)
5.02%(c)(d)	11/19/07	28,300	28,300,000
Cullinan Finance Corp. (A-1+, P-1)
4.85%(c)(d)(e)	06/25/08	56,690	56,686,330

			84,986,330

Banks — 4.2%
Bank of Nova Scotia, New York (AA-, Aa1)
5.07%(c)	11/05/07	80,165	80,143,566
Citigroup Funding, Inc. (AA-, Aa1)
5.50%(c)	11/13/07	30,000	30,000,000
HBOS Treasury Services Plc (A-1+, P-1)
5.20%(c)	11/01/07	45,000	45,000,000
5.28%(c)(d)	12/24/07	150,000	150,000,000
Laurel Grocery Co. LLC (U.S. Bank N.A. LOC) (A-1, P-1)(f)
4.90%(c)	11/07/07	1,425	1,425,000
Oxford Capital Enterprise LLC Series 2004 DN (National City Bank N.A. LOC) (A-1, P-1)(f)
4.88%(c)	11/07/07	2,270	2,270,000
Royal Bank of Scotland Plc (AA-, Aa1)
5.35%(c)(d)	12/27/07	100,000	100,000,000
Tom Gill LLC (U.S. Bank N.A. LOC) (A-1, P-1)(f)
4.88%(c)	11/01/07	1,490	1,490,000
Westpac Banking Corp., New York (A-1+, P-1)
5.78%(c)	12/11/07	108,250	108,250,000

			518,578,566

Life Insurance — 6.5%
Allstate Life Global Funding II (AA, Aa2)
5.16%(c)(d)	11/16/07	100,000	100,000,000
4.85%(c)(d)	11/27/07	40,000	40,000,000
Irish Life & Permanent Plc (A-1, P-1)
5.02%(c)(d)	11/23/07	100,000	100,000,000
MetLife Global Funding I (AA, Aa2)
4.93%(c)(d)	11/28/07	40,000	40,000,000
Monumental Life Insurance Co. (A-1+, P-1)
5.75%(c)(e)	12/03/07	200,000	200,000,000

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	19

Schedule of Investments (concluded)	TempCash
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Variable Rate Obligations (Continued)
Life Insurance (Continued)
New York Life Insurance Co. (A-1+, P-1)
5.76%(c)(e)	12/13/07	$300,000	$300,000,000
Transamerica Occidental Life Insurance Co. (A-1+, P-1)
5.76%(c)(e)	12/03/07	26,000	26,000,000

			806,000,000

Miscellaneous Business Credit Institution — 0.6%
General Electric Capital Corp. (A-1+, P-1)
4.91%(c)	11/26/07	83,000	83,000,000

Municipal Bonds — 0.1%
Covington Industrial Building Kentucky RB Series 2005A DN (Wachovia Bank N.A. LOC) (A-1+, P-1)(f)
4.88%(c)	11/07/07	9,120	9,120,000
Mayfield Spine Center RB Series 2005A DN (Huntington National Bank LOC) (A-1, P-1)
4.96%	11/07/07	500	500,000

			9,620,000

Security Brokers & Dealers — 4.8%
Goldman Sachs Group, Inc. (A-1+, P-1)
4.94%(c)(d)(e)	11/26/07	266,450	266,450,000
Morgan Stanley & Co., Inc. (A-1, P-1)
5.22%(c)	11/15/07	200,000	200,000,000
Racers Trust Series 2004-6 (A-1, P-1)
5.05%(c)(d)	11/23/07	129,400	129,400,000

			595,850,000

TOTAL VARIABLE RATE OBLIGATIONS (Cost $2,098,034,896)			2,098,034,896

Time Deposit — 1.8%
UBS AG (A-1, P-1)
4.69%
(Cost $231,000,000)	11/01/07	231,000	231,000,000

TOTAL INVESTMENTS IN SECURITIES — 100.8% (Cost $12,526,980,516(a) )			12,526,980,516

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%			(101,843,281)

NET ASSETS — 100.0%			$12,425,137,235

(a)	Aggregate cost for federal income tax purposes.
(b)	Issuer is a U.S. branch of a foreign domiciled bank.
(c)	Rates shown are the rates as of October 31, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of October 31, 2007, the Fund held 8.1% of its net assets, with a current market value of $1,010,836,330, in securities restricted as to resale.

(e)	Illiquid Security. As of October 31, 2007, the Fund held 6.8% of its net assets, with a current market value of $849,136,330, in these securities.
(f)	Ratings reflect those of guarantor.

See accompanying notes to financial statements.

20	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments As of October 31, 2007	FedFund
	(Percentages shown are based on Net Assets	)

	Maturity	Par (000)	Value
Agency Obligations — 29.2%
Federal Farm Credit Bank Discount Note — 0.1%
4.40%(b)	11/01/07	$8,671	$8,671,000

Federal Farm Credit Bank Variable Rate Note — 1.4%
4.99%(c)	11/01/07	85,000	84,993,715

Federal Home Loan Bank Bonds — 3.7%
3.62%	01/15/08	27,180	27,110,070
5.25%	02/05/08	10,070	10,079,656
3.38%	02/15/08	7,000	6,961,385
3.62%	02/15/08	5,000	4,975,907
5.12%	02/28/08	120,000	119,932,795
4.88%	03/05/08	9,000	9,004,818
2.75%	03/14/08	52,315	51,954,403
5.00%	04/09/08	3,450	3,454,611

			233,473,645

Federal Home Loan Bank Discount Notes — 1.9%
4.93%(b)	01/24/08	96,278	95,170,482
4.45%(b)	03/19/08	25,000	24,570,451

			119,740,933

Federal Home Loan Bank Variable Rate Notes — 8.8%
4.81%(c)	11/01/07	150,000	150,000,000
5.44%(c)	11/19/07	100,000	100,000,000
5.54%(c)	12/17/07	300,000	299,903,517

			549,903,517

Federal Home Loan Mortgage Corp. Bonds — 1.9%
5.00%	02/08/08	20,000	19,981,390
5.75%	04/15/08	53,859	54,115,940
3.62%	09/15/08	9,425	9,351,140
4.48%	09/19/08	35,341	35,322,246

			118,770,716

Federal Home Loan Mortgage Corp. Discount Notes — 6.0%
4.58%(b)	01/07/08	38,480	38,152,001
4.91%(b)	02/25/08	50,000	49,208,945
4.31%(b)	02/29/08	50,000	49,281,667
4.43%(b)	02/29/08	17,620	17,359,811
4.87%(b)	03/03/08	126,364	124,261,408
4.50%(b)	03/17/08	100,000	98,287,500

			376,551,332

Federal National Mortgage Assoc. Bonds — 1.2%
4.62%	01/15/08	11,505	11,488,444
5.75%	02/15/08	16,500	16,530,192
4.88%	04/10/08	36,108	36,086,200
5.12%	09/02/08	11,000	11,046,291

			75,151,127

Federal National Mortgage Assoc. Discount Notes — 2.6%
4.55%(b)	12/28/07	50,000	49,639,792
5.09%(b)	01/22/08	24,060	23,781,051
4.85%(b)	03/05/08	92,925	91,360,117

			164,780,960

Federal National Mortgage Assoc. Variable Rate Note — 1.6%
5.04%(c)	12/28/07	100,000	99,991,883

TOTAL AGENCY OBLIGATIONS (Cost $1,832,028,828)			1,832,028,828

Repurchase Agreements — 70.6%
Deutsche Bank Securities Inc.
4.92%	11/01/07	1,125,000	1,125,000,000

(Agreement dated 10/31/07 to be repurchased at $1,125,153,750, collateralized by $1,318,983,330 Government National Mortgage Assoc. Bonds, Federal National Mortgage Assoc. Variable Rate Notes, Federal Home Loan Mortgage Corp. Bonds and Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes 4.00% to 7.75% due 05/15/17 to 11/01/37. The value of the collateral is $1,158,672,751.)

Deutsche Bank Securities Inc.
4.52%	02/05/08	200,000	200,000,000

(Agreement dated 10/31/07 to be repurchased at $202,460,889 collateralized by $234,485,925 Government National Mortgage Assoc. Bonds, Federal National Mortgage Assoc. Variable Rate Notes, Federal Home Loan Mortgage Corp. Bonds and Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes 4.00% to 7.75% due 05/15/17 to 11/01/37. The value of the collateral is $206,077,250.)

Greenwich Capital Markets, Inc.
4.95%	11/01/07	575,000	575,000,000

(Agreement dated 10/31/07 to be repurchased at $575,079,063, collateralized by $589,881,211 Federal National Mortgage Assoc. Bonds and U.S. Treasury Notes 4.88% to 6.50% due 04/30/08 to 07/01/37. The value of the collateral is $587,254,993.)

Greenwich Capital Markets, Inc.
4.97%(c)	02/08/08	250,000	250,000,000

(Agreement dated 08/09/07 to be repurchased at $250,772,587, collateralized by $264,378,535 Federal National Mortgage Assoc. Bonds 5.50% to 6.50% due 09/01/21 to 11/01/37. The value of the collateral is $257,503,865.)

Greenwich Capital Markets, Inc.
4.97%(c)	02/15/08	250,000	250,000,000

(Agreement dated 09/28/07 to be repurchased at $250,570,382, collateralized by $267,324,032 Federal National Mortgage Assoc. Bonds 5.00% to 6.50% due 10/01/22 to 06/01/47. The value of the collateral is $257,501,846.)

HSBC Securities (USA) Inc.
4.95%	11/01/07	200,000	200,000,000

(Agreement dated 10/31/07 to be repurchased at $200,027,500, collateralized by $233,751,052 Federal Home Loan Mortgage Corp. Bonds 4.00% to 8.50% due 01/01/08 to 11/01/37. The value of the collateral is $204,001,626.)

Lehman Brothers Inc.
4.60%	11/01/07	122,000	122,000,000
(Agreement dated 10/31/07 to be repurchased at $122,015,589, collateralized by $111,945,000 Tennessee Valley Authority Bonds 5.88% due 04/01/36. The value of the collateral is $125,660,124.)
Lehman Brothers Inc.
4.88%	11/01/07	275,000	275,000,000

(Agreement dated 10/31/07 to be repurchased at $275,037,278, collateralized by $343,860,674 Federal National Mortgage Assoc. Bonds 4.50% to 7.50% due 08/01/13 to 09/01/47. The value of the collateral is $283,254,379.)

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	21

Schedule of Investments (concluded)	FedFund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Repurchase Agreements (Continued)
Morgan Stanley & Co., Inc.
4.65%	11/01/07	$100,000	$100,000,000

(Agreement dated 10/31/07 to be repurchased at $100,012,917, collateralized by $208,610,642 Federal National Mortgage Assoc. Bonds 3.50% to 7.50% due 01/01/09 to 10/01/37. The value of the collateral is $103,992,026.)

Morgan Stanley & Co., Inc.
4.90%	11/01/07	78,000	78,000,000

(Agreement dated 10/31/07 to be repurchased at $78,010,617, collateralized by $162,716,300 Federal National Mortgage Assoc. Bonds 3.50% to 7.50% due 01/01/09 to 10/01/37. The value of the collateral is $81,113,780.)

Morgan Stanley & Co., Inc.
4.90%	11/01/07	539,000	539,000,000

(Agreement dated 10/31/07 to be repurchased at $539,073,364, collateralized by $1,124,411,358 Federal National Mortgage Assoc. Bonds 3.50% to 7.50% due 01/01/09 to 10/01/37. The value of the collateral is $560,517,021.)

UBS Securities LLC
4.94%	11/01/07	14,034	14,034,000
(Agreement dated 10/31/07 to be repurchased at $14,035,926, collateralized by $24,875,000 Federal National Mortgage Assoc. Strips due 08/01/35. The value of the collateral is $14,456,269.)
UBS Securities LLC
5.10%	11/14/07	150,000	150,000,000

(Agreement dated 08/16/07 to be repurchased at $151,912,500, collateralized by $225,755,000 Federal National Mortgage Assoc. Strips and Federal Home Loan Mortgage Corp. Strips due 08/15/36 to 07/01/37. The value of the collateral is $154,501,870.)

UBS Securities LLC
5.08%	11/16/07	150,000	150,000,000

(Agreement dated 08/16/07 to be repurchased at $151,947,333, collateralized by $305,658,475 Federal National Mortgage Assoc. Strips due 03/01/34 to 07/01/37. The value of the collateral is $154,502,461.)

UBS Securities LLC
4.92%	12/12/07	200,000	200,000,000

(Agreement dated 09/13/07 to be repurchased at $202,460,000, collateralized by $333,037,904 Federal Home Loan Mortgage Corp. Strips due 08/01/35 to 08/15/36. The value of the collateral is $206,001,175.)

UBS Securities LLC
4.67%	01/15/08	100,000	100,000,000

(Agreement dated 10/22/07 to be repurchased at $101,102,639, collateralized by $289,805,790 Federal National Mortgage Assoc. Strips due 07/01/33 to 08/01/35. The value of the collateral is $103,000,096.)

UBS Securities LLC
4.78%	01/22/08	100,000	100,000,000

(Agreement dated 10/18/07 to be repurchased at $101,274,667, collateralized by $186,624,147 Federal National Mortgage Assoc. Bonds 4.50% to 7.00% due 05/01/19 to 01/01/36. The value of the collateral is $103,000,662.)

TOTAL REPURCHASE AGREEMENTS (Cost $4,428,034,000)			4,428,034,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 99.8% (Cost $6,260,062,828)			6,260,062,828

Affiliated Investments — 0.2%
Repurchase Agreements — 0.2%
PNC Bank, N.A.
4.64%	11/01/07	8,500

(Agreement dated 10/31/07 to be repurchased at $8,501,095 collaterized by $83,056,373 Federal National Mortgage Assoc. Bonds 5.50% to 6.50% due 05/01/26 to 08/01/36. The value of the collateral is $73,730,910.)

(Cost $8,500,000)			8,500,000

TOTAL INVESTMENTS IN SECURITIES — 100.0% (Cost $6,268,562,828(a))			6,268,562,828

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%			2,748,770

NET ASSETS — 100.0%			$6,271,311,598

(a)	Aggregate cost for federal income tax purposes.
(b)	The rate shown is the effective yield at the time of purchase.
(c)	Rates shown are the rates as of October 31, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

22	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments As of October 31, 2007	T-Fund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Repurchase Agreements — 89.8%
Deutsche Bank Securities Inc.
4.55%	11/01/07	$1,100,000	$1,100,000,000

(Agreement dated 10/31/07 to be repurchased at $1,100,139,028, collateralized by $2,339,023,304 U.S. Treasury Strips, U.S. Treasury Inflation Indexed Securities and U.S. Treasury Strip Principals 0.00% to 3.88% due 05/15/18 to 02/15/37. The value of the collateral is $1,122,000,767.)

Deutsche Bank Securities Inc.
4.25%	01/23/08	300,000	300,000,000

(Agreement dated 10/25/07 to be repurchased at $303,187,500, collateralized by $637,915,446 U.S. Treasury Strips, U.S. Treasury Inflation Indexed Securities and U.S. Treasury Strip Principals 0.00% to 3.88% due 05/15/18 to 02/15/37. The value of the collateral is $306,000,209.)

Greenwich Capital Markets, Inc.
4.55%	11/01/07	1,725,000	1,725,000,000

(Agreement dated 10/31/07 to be repurchased at $1,725,218,021, collateralized by $1,727,924,000 U.S. Treasury Notes, 3.62% to 5.12% due 06/30/08 to 08/15/13. The value of the collateral is $1,759,500,572.)

HSBC Securities (USA) Inc.
4.00%	11/01/07	115,368	115,368,000
(Agreement dated 10/31/07 to be repurchased at $115,380,819, collateralized by $131,181,000 U.S. Treasury Strip Principals due 11/15/07 to 07/31/11. The value the collateral is $117,676,881.)
HSBC Securities (USA) Inc.
4.55%	11/01/07	400,000	400,000,000

(Agreement dated 10/31/07 to be repurchased at $400,050,556, collateralized by $434,292,000 U.S. Treasury Strip Principals and U.S. Treasury Strips due 11/15/07 to 02/15/17. The value the collateral is $408,000,244.)

JPMorgan Securities Inc.
4.55%	11/01/07	600,000	600,000,000
(Agreement dated 10/31/07 to be repurchased at $600,075,833, collateralized by $601,405,000 U.S. Treasury Notes 4.12% to 5.00% due 07/31/08 to 05/15/15. The value the collateral is $612,001,159.)
Lehman Brothers Inc.
4.53%	11/01/07	700,000	700,000,000
(Agreement dated 10/31/07 to be repurchased at $700,088,083, collateralized by $705,094,000 U.S. Treasury Notes 3.50% to 5.12% due 06/30/08 to 05/31/12. The value of the collateral is $714,004,872.)
Mizuho Securities USA Inc.
4.55%	11/01/07	400,000	400,000,000

(Agreement dated 10/31/07 to be repurchased at $400,050,556, collateralized by $640,554,451 U.S. Treasury Strips and U.S. Treasury Strips Principals due 11/15/07 to 08/15/29. The value of the collateral is $408,000,000.)

Morgan Stanley & Co., Inc.
4.53%	11/01/07	645,580	645,580,000

(Agreement dated 10/31/07 to be repurchased at $645,661,236, collateralized by $541,062,000 U.S. Treasury Inflation Indexed Securities 0.88% to 4.25% due 01/15/10 to 04/15/10. The value of the collateral is $663,752,728.)

UBS Securities LLC
4.38%	01/02/08	225,000	225,000,000
(Agreement dated 10/01/07 to be repurchased at $227,545,875, collateralized by $184,144,000 U.S. Treasury Bonds 6.00% to 8.75% due 08/15/20 to 02/15/26. The value of the collateral is $229,500,943.)
UBS Securities LLC
4.32%	01/22/08	700,000	700,000,000

(Agreement dated 10/23/07 to be repurchased at $707,644,000, collateralized by $603,550,000 U.S. Treasury Bonds and U.S. Treasury Inflation Indexed Securities 1.88% to 8.75% due 07/15/15 to 01/15/26. The value of the collateral is $714,000,713.)

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 89.8% (Cost $6,910,948,000)			6,910,948,000

Affiliated Investments — 10.4%
Repurchase Agreements — 10.4%
Merrill Lynch Government Securities Inc.
4.30%	11/01/07	300,000	300,000,000
(Agreement dated 10/31/07 to be repurchased at $300,035,833, collateralized by $297,821,000 U.S. Treasury Notes 4.50% to 4.88% due 04/30/09 to 08/15/16. The value the collateral is $306,002,886.)
4.53%	11/01/07	500,000	500,000,000

(Agreement dated 10/31/07 to be repurchased at $500,062,917, collateralized by $484,248,000 U.S. Treasury Notes 4.00% to 6.00% due 05/15/09 to 05/15/16. The value of the collateral is $510,004,962.)

TOTAL AFFILIATED INVESTMENTS (Cost $800,000,000)			800,000,000

TOTAL INVESTMENTS IN SECURITIES — 100.2% (Cost $7,710,948,000(a))			7,710,948,000

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%			(18,780,179)

NET ASSETS — 100.0%			$7,692,167,821

(a)	Aggregate cost for federal income tax purposes.

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	23

Schedule of Investments As of October 31, 2007	Federal Trust Fund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Agency Obligations — 102.5%
Federal Farm Credit Bank Discount Note — 2.8%
4.40%(b)	11/01/07	$11,329	$11,329,000
Federal Farm Credit Bank Variable Rate Notes — 33.2%
4.74%(c)	11/01/07	35,000	35,003,181
4.97%(c)	11/01/07	10,500	10,497,983
4.99%(c)	11/01/07	15,000	14,998,891
4.86%(c)	11/23/07	40,000	39,995,295
4.69%(c)	11/27/07	25,000	25,000,000
5.06%(c)	12/28/07	10,000	9,999,765

			135,495,115

Federal Home Loan Bank Bond — 0.9%
3.25%	12/17/07	3,600	3,592,629

Federal Home Loan Bank Discount Notes — 58.3%
5.10%(b)	11/02/07	10,000	9,998,583
5.11%(b)	11/09/07	7,440	7,431,551
4.95%(b)	11/21/07	10,000	9,972,500
5.11%(b)	11/30/07	45,000	44,814,763
4.91%(b)	12/05/07	10,000	9,953,628
4.70%(b)	12/10/07	25,000	24,872,708
4.71%(b)	12/14/07	10,000	9,943,742
4.66%(b)	01/02/08	15,000	14,879,488
4.56%(b)	01/04/08	10,000	9,918,933
4.66%(b)	01/11/08	10,000	9,908,094
4.85%(b)	01/11/08	15,000	14,856,521
4.40%(b)	01/16/08	2,611	2,586,747
4.45%(b)	01/23/08	35,000	34,640,910
4.35%(b)	01/25/08	10,000	9,897,292
4.43%(b)	01/28/08	15,000	14,839,400
4.30%(b)	03/05/08	10,000	9,850,694

			238,365,554

Federal Home Loan Bank Variable Rate Notes — 7.3%
5.24%(c)	11/13/07	20,000	20,000,000
5.54%(c)	12/17/07	10,000	9,997,452

			29,997,452

TOTAL INVESTMENTS IN SECURITIES — 102.5% (Cost $418,779,750(a))			418,779,750

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%			(10,177,008)

NET ASSETS — 100.0%			$408,602,742

(a)	Aggregate cost for federal income tax purposes.
(b)	The rate shown is the effective yield at the time of purchase.
(c)	Rates shown are the rates as of October 31, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

24	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments As of October 31, 2007	Treasury Trust Fund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
U.S. Treasury Obligations — 107.0%
U.S. Treasury Bills — 97.1%
3.48%(b)	11/01/07	$46,233	$46,233,000
3.50%(b)	11/01/07	76,473	76,473,000
3.53%(b)	11/01/07	3,275	3,275,000
3.60%(b)	11/01/07	35,960	35,960,000
4.02%(b)	11/01/07	9,935	9,935,000
3.70%(b)	11/08/07	15,000	14,989,194
3.82%(b)	11/08/07	50,000	49,962,861
3.88%(b)	11/08/07	76,913	76,855,022
3.90%(b)	11/08/07	61,651	61,604,248
3.96%(b)	11/08/07	2,628	2,625,979
4.06%(b)	11/08/07	8,100	8,093,605
4.10%(b)	11/08/07	2,113	2,111,317
4.78%(b)	11/08/07	15,000	14,986,051
3.25%(b)	11/15/07	13,593	13,575,820
3.73%(b)	11/15/07	100,000	99,854,944
3.78%(b)	11/15/07	2,860	2,855,796
3.98%(b)	11/15/07	35,560	35,504,961
4.14%(b)	11/15/07	100,000	99,839,000
4.15%(b)	11/15/07	200,000	199,677,125
4.66%(b)	11/15/07	151,000	150,726,316
3.76%(b)	11/23/07	60,000	59,861,987
3.85%(b)	11/23/07	3,390	3,382,024
3.90%(b)	11/23/07	955	952,724
4.03%(b)	11/23/07	25,000	24,938,431
4.80%(b)	11/23/07	10,000	9,970,661
3.92%(b)	11/29/07	47,000	46,856,885
4.00%(b)	11/29/07	100,000	99,688,500
4.01%(b)	11/29/07	184,000	183,426,124
4.00%(b)	12/06/07	50,000	49,805,556
3.98%(b)	12/20/07	50,000	49,729,139
4.04%(b)	12/20/07	50,000	49,724,715
4.06%(b)	12/20/07	50,000	49,723,626
3.86%(b)	01/03/08	50,000	49,662,250
3.90%(b)	01/03/08	40,000	39,727,000
4.02%(b)	01/03/08	50,000	49,648,687
4.11%(b)	01/03/08	58,883	58,459,484
3.93%(b)	01/10/08	100,000	99,235,833
3.94%(b)	01/10/08	128,404	127,420,283
3.96%(b)	01/10/08	100,000	99,230,972
3.88%(b)	01/17/08	9,000	8,925,406
4.16%(b)	01/17/08	170,710	169,190,791
3.90%(b)	01/24/08	100,000	99,090,000
3.88%(b)	01/31/08	50,000	49,508,979
3.94%(b)	01/31/08	93,691	92,757,890
3.95%(b)	01/31/08	40,000	39,600,864

			2,615,657,050

U.S. Treasury Notes — 9.9%
4.25%	11/30/07	200,000	200,010,196
4.38%	01/31/08	35,000	35,012,219
4.62%	03/31/08	32,500	32,572,797

			267,595,212

TOTAL INVESTMENTS IN SECURITIES — 107.0% (Cost $2,883,252,262(a))			2,883,252,262

LIABILITIES IN EXCESS OF OTHER ASSETS — (7.0)%			(188,303,408)

NET ASSETS — 100.0%			$2,694,948,854

(a)	Aggregate cost for federal income tax purposes is $2,883,428,060.
(b)	The rate shown is the effective yield at the time of purchase.

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	25

Schedule of Investments As of October 31, 2007	MuniFund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds — 99.5%
Alabama — 3.5%
Jefferson County GO Warrants Series 2001B DN (JPMorgan Chase & Co. Guaranty, Bayerische Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
3.55%(b)	11/01/07	$103,120	$103,120,000
Southeast Alabama Gas District RB (Supply Project) Series 2007A DN (Societe Generale Group SBPA) (VMIG-1)
3.58%(b)	11/01/07	21,200	21,200,000

			124,320,000

Alaska — 0.1%
Matanuska-Susitna Borough RB MERLOTS Trust Receipts Series 2001A-114 DN (FGIC Insurance, Wachovia Bank N.A. SBPA) (A-1)
3.34%(b)(c)	11/07/07	3,090	3,090,000

Arizona — 1.7%
Apache County IDRB (Tucson Electric Power Co. Project) Series 1985 DN (Wells Fargo Bank N.A. LOC) (A-1+, VMIG-1)
3.33%(b)	11/07/07	1,000	1,000,000
Bentonville RB Series 2007 MB (AMBAC Insurance)
4.00%(d)	11/01/08	1,170	1,175,136
Chandler GO Municipal Trust Receipts Floaters Series 2007-49TP DN (Wells Fargo Bank N.A. Liquidity Facility)
3.49%(b)(c)	11/07/07	3,240	3,240,000
Pinal County Arizona Electrical RB Series 2006U-1 DN (Bank of America N.A. LOC) (VMIG-1)
3.52%(b)(c)	11/07/07	14,300	14,300,000
Salt River Project Agricultural Improvement & Power District RB Municipal Trust Receipts Floaters Series 2007-1841 DN (Morgan Stanley Group LOC)
3.50%(b)(c)	11/07/07	1,522	1,522,500
Salt River Project Agricultural Improvement & Power District TECP
3.57%	11/06/07	30,250	30,250,000
Salt Verde Financial Corp. RB Floaters Series 2007I-49 DN (Royal Bank of Canada Liquidity Facility)
3.52%(b)(c)	11/07/07	6,000	6,000,000
Tempe Transportation Excise Tax RB Series 2006 DN (Royal Bank of Canada SBPA) (A-1+, VMIG-1)
3.27%(b)	11/07/07	2,500	2,500,000

			59,987,636

Arkansas — 0.7%
Arkansas HFA RB (Baptist Health Project) Series 1995 DN (MBIA Insurance) (A-1+)
3.48%(b)	11/07/07	22,000	22,000,000
Arkansas State University RB (Housing Project) Series 2007 MB (AMBAC Insurance, Kredietbank N.V. LOC)
3.65%	03/01/08	200	200,000
Arkansas State University RB (Student Fee Project) Series 2007 MB (AMBAC Insurance, Kredietbank N.V. LOC)
3.65%	03/01/08	425	425,000

			22,625,000

California — 8.1%
Anaheim City School District GO Series 2007 ROC-RR-II-10018Z DN (MBIA Insurance, Citigroup Financial Products Liquidity Facility) (A-1+)
3.48%(b)(c)	11/07/07	10,510	10,510,000
California GO Municipal Trust Receipts Floaters Series 2007-2003 DN (Morgan Stanley Municipal Funding Liquidity Facility) (A-1)
3.55%(b)(c)	11/07/07	16,260	16,260,000
California GO PUTTERS Series 2007-1695 DN (JPMorgan Chase Bank Liquidity Facility) (A-1, P-1)
3.59%(b)(c)	11/07/07	5,890	5,890,000
California GO Series 2007 RAN (A-1, P-1)
4.00%	06/30/08	139,000	139,568,510
California GO Series 2007 ROC-RR-II-R-11127 DN (Citibank N.A. Liquidity Facility) (VMIG-1)
3.47%(b)(c)	11/07/07	13,125	13,125,000
California GO Series 2007 ROC-RR-II-R-846 DN (AMBAC Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.47%(b)(c)	11/07/07	10,095	10,095,000
Los Angeles Unified School District GO Munitops Trust Certificates Series 2005-36 MB (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+, AAA)
3.81%(b)(c)	05/01/08	15,995	15,995,000
Southern California Public Power Authority RB Floaters (Gas Project) Series 2007-2103 DN (Morgan Stanley Municipal Funding Liquidity Facility)
3.51%(b)(c)	11/07/07	37,000	37,000,000
University of California RB Municipal Trust Receipts Floaters Series 2006 DN (Lehman Liquidity Co. Liquidity Facility) (A-1, VMIG-1)
3.29%(b)(c)	11/07/07	29,875	29,875,000
Vacaville Unified School District Election 2001 GO Eclipse Funding Trust Series 2007-0079 DN (AMBAC Insurance, U.S. Bank N.A. Liquidity Facility) (A-1+, VMIG-1)
3.46%(b)(c)	11/07/07	5,310	5,310,000

			283,628,510

Colorado — 2.2%
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2005 DN (U.S. Bank N.A. LOC) (A-1+)
3.48%(b)	11/07/07	10,855	10,855,000
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2007 DN (U.S. Bank N.A. LOC) (A-1+)
3.48%(b)	11/07/07	6,505	6,505,000
Colorado Educational & Cultural Facilities Authority RB (Northwest University Project) Series 2007 DN (Bank of America N.A. LOC) (A/1+)
3.45%(b)	11/07/07	8,265	8,265,000
Colorado Educational & Cultural Facilities Authority RB (St. John Evangelical School Project) Series 2007 DN (Commerce Bank N.A. LOC) (VMIG-1)
3.64%(b)	11/07/07	11,815	11,815,000
Colorado Housing & Finance Authority RB Series 2001-AA2 DN (Landesbank Hessen-Thueringen Girozentrale SBPA) (A-1+, VMIG-1)
3.23%(b)	11/07/07	7,335	7,335,000
Colorado Springs Utilities RB Series 2005 ROC-RR-II-R-457 DN (Citibank N.A. Liquidity Facility) (VMIG-1)
3.51%(b)(c)	11/07/07	7,465	7,465,000
Regional Transportation District RB (FastTrack Project) Series 2007 ROC-RR-II-R-10118 DN (AMBAC Insurance, Citigroup Financial Products Liquidity Facility) (AAA, A-1)
3.51%(b)(c)	11/07/07	7,435	7,435,000
Regional Transportation District RB Series 2007 ROC-R-II-R-10117 DN (AMBAC Insurance, Citigroup Financial Products Liquidity Facility)
3.51%(b)(c)	11/07/07	8,000	8,000,000
Southglenn Metropolitan District RB Series 2007 DN (Banque Nationale de Paribas LOC) (A-1+)
3.48%(b)	11/07/07	3,100	3,100,000

See accompanying notes to financial statements.

26	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
Colorado (Continued)
Timnath Development Authority RB Series 2007 DN (Compass Bank LOC)
3.51%(b)	11/07/07	$6,675	$6,675,000

			77,450,000

Delaware — 0.2%
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 DN (M&T Bank Corp. LOC) (A-1)
3.53%(b)	11/07/07	2,350	2,350,000
Delaware Economic Development Authority RB (St. Anne’s Episcopal School Project) Series 2001 DN (Wilmington Trust Co. LOC) (A-1)
3.52%(b)	11/07/07	1,970	1,970,000
Sussex County IDRB (Rehoboth Mall Project) Series 2001A DN (M&T Bank Corp. LOC) (A-1)
3.51%(b)	11/07/07	2,625	2,625,000

			6,945,000

District of Columbia — 0.4%
District of Columbia RB (Arts & Technology Academy Project) Series 2002 DN (M&T Bank Corp. LOC) (VMIG-1)
3.48%(b)	11/07/07	3,545	3,545,000
District of Columbia RB (Community Connections Real Estate Foundation Issue Project) Series 2007A DN (M&T Bank Corp. LOC)
3.48%(b)	11/07/07	7,100	7,100,000
District of Columbia RB (Internships & Academic Center Project) Series 2006 DN (Branch Banking & Trust Co. LOC) (Aaa, VMIG-1)
3.48%(b)(c)	11/07/07	1,700	1,700,000

			12,345,000

Florida — 3.4%
Collier County Educational Facilities Authority RB (Avenue Maria University Project) Series 2006 DN (Comerica Bank N.A. LOC)
3.61%(b)	11/07/07	6,700	6,700,000
Florida Board of Education GO PUTTERS Series 2007-1859 DN (JPMorgan Chase Bank Liquidity Facility)
3.51%(b)(c)	11/07/07	16,910	16,910,000
Florida Board of Education GO Series 2007 ROC-RR-II-R-9106 DN (MBIA Insurance, Citibank N.A. SBPA) (A-1+)
3.51%(b)(c)	11/07/07	5,950	5,950,000
Florida Hurricane Catastrophe Fund RB Series 2006A MB
5.00%	07/01/08	2,080	2,096,745
Florida Juvenile Department RB MERLOTS Trust Receipts Series 2000 DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.34%(b)(c)	11/07/07	10,315	10,315,000
Florida Turnpike Authority RB PUTTERS Series 2007-1928 DN (FGIC Insurance, JPMorgan Chase Bank SBPA) (VMIG-1)
3.49%(b)(c)	11/07/07	5,600	5,600,000
Highlands County Health Facilities Authority RB (Adventist Health System Project) Series 2007A-2 DN
3.47%(b)	11/07/07	1,070	1,070,000
Jacksonville Health Facilities Authority Hospital RB (Baptist Medical Center Project) Series 2001 DN (Wachovia Bank N.A. LOC) (A-1)
3.55%(b)	11/01/07	2,700	2,700,000
Jacksonville Health Facilities Authority Hospital RB (Baptist Medical Center Project) Series 2003C DN (Bank of America N.A. LOC) (A-1+)
3.55%(b)	11/07/07	9,900	9,900,000
Jacksonville Health Facilities Authority Hospital RB (Baptist Medical Center Project) Series 2003 DN (Bank of American N.A. LOC) (A-1+)
3.55%(b)	11/07/07	16,000	16,000,000
Jacksonville RB Municipal Securities Trust Certificates Series 2002A-9049 DN (AMBAC Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.50%(b)(c)	11/07/07	8,760	8,760,000
Miami Dade County Expressway Authority Toll System RB Series 2006A-121 DN (AMBAC Insurance, Citibank N.A. LOC)
3.52%(b)(c)	11/07/07	2,740	2,740,000
Orange County Tourist Development Tax RB Series 2007-1807 DN (FGIC Insurance, Morgan Stanley Group Liquidity Facility)
3.50%(b)(c)	11/07/07	7,442	7,442,500
Orlando & Orange County Expressway Authority RB Series 2007A DN (FSA Insurance, Bayerishe Landesbank Girozentrale Liquidity Facility)
3.50%(b)(c)	11/07/07	10,000	10,000,000
Port St. Lucie RB Munitops Trust Certificates Series 2006 DN (MBIA Insurance, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.50%(b)(c)	11/07/07	10,750	10,750,000
Volusia County School Board COP Eclipse Funding Trust Series 2007-0036 DN (FSA Insurance, U.S. Bank N.A. Liquidity Facility) (A-1+, VMIG-1)
3.78%(b)(c)	11/07/07	1,960	1,960,000

			118,894,245

Georgia — 3.4%
American Public Energy Agency Nebraska Gas Supply RB Series 2005A DN (Societe Generale LOC) (A-1+, VMIG-1)
3.48%(b)	11/07/07	61,280	61,280,000
Appling County Development Authority PCRB (Oglethorpe Power Corp. Project) Series 2002 DN (MBIA Insurance, JPMorgan Chase Bank SBPA) (A-1+)
3.31%(b)	11/07/07	2,415	2,415,000
Athens-Clarke County University Government Development Authority RB (Monsignor Donovan High School Project) Series 2006 DN (Columbus Bank & Trust LOC) (F-1)
3.48%(b)	11/07/07	2,500	2,500,000
Atlanta Water & Wastewater RB Eagle Trust Receipts Series 2005 DN (FSA Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.50%(b)(c)	11/07/07	5,000	5,000,000
Atlanta Water & Wastewater RB Eagle Trust Receipts Series 2006A DN (FSA Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.52%(b)(c)	11/07/07	4,600	4,600,000
Brunswick & Glynn County Development Authority Economic Development RB (Epworth by the Sea Project) Series 2007 DN (Columbus Bank & Trust LOC) (A, F1)
3.48%(b)	11/07/07	2,218	2,218,000
Columbus Development Authority RB Series 2005 DN (Columbus Bank & Trust LOC)
3.47%(b)	11/07/07	5,860	5,860,000
Columbus Development Authority RB Series 2007 DN (Columbus Bank & Trust LOC)
3.48%(b)	11/07/07	2,200	2,200,000
Columbus Hospital Authority RB (St. Francis Hospital Project) Series 2000A DN (Columbus Bank & Trust LOC)
3.49%(b)	11/07/07	10,020	10,020,000
De Kalb County Development Authority RB (Sophia Academy, Inc. Project) Series 2007 DN ( Bank of North Georgia LOC)
3.48%(b)	11/07/07	4,200	4,200,000

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	27

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
Georgia (Continued)
Forsyth County Development Authority RB (Pinecrest Academy, Inc. Project) Series 2000D DN (SunTrust Bank LOC) (VMIG-1)
3.48%(b)	11/07/07	$1,100	$1,100,000
Fulton County Development Authority RB (Mount Vernon Presbyterian School Project) Series 2005 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.48%(b)	11/07/07	3,000	3,000,000
Fulton County Development Authority RB (Robert W. Woodruff Arts Center Project) Series 2004B DN (SunTrust Bank LOC) (VMIG-1, F-1+)
3.26%(b)	11/07/07	5,800	5,800,000
Georgia GO Series 1999D MB
5.80%	11/01/07	1,000	1,000,000
Georgia Local Government Certificates RB Series 2002O DN (MBIA Insurance, Bank of America N.A. Liquidity Facility) (A-1+)
3.50%(b)(c)	11/07/07	2,310	2,310,000
Gwinnett County Development Authority RB (Notre Dame Academy, Inc. Project) Series 2007 DN (Bank of North Georgia LOC)
3.48%(b)	11/07/07	3,750	3,750,000

			117,253,000

Hawaii — 0.4%
Hawaii GO Eagle Trust Receipts Series 2002 DN (FSA Insurance, Citibank N.A. SBPA) (A-1+)
3.52%(b)(c)	11/07/07	3,600	3,600,000
Hawaii GO Municipal Securities Trust Certificates Series 2002A-9051 DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.50%(b)(c)	11/07/07	9,990	9,990,000

			13,590,000

Idaho — 0.3%
Idaho GO Series 2007 TAN (SP-1+, MIG-1)
4.50%	06/30/08	10,100	10,149,555

Illinois — 4.9%
Central Lake County Action Water Agency RB MERLOTS Trust Receipts Series 2003B-18 DN (MBIA Insurance, Wachovia Bank N.A. Liquidity Facility) (VMIG-1)
3.34%(b)(c)	11/07/07	4,955	4,955,000
Chicago Board of Education GO MERLOTS Trust Receipts Series 1999A-47 DN (FGIC Insurance, Wachovia Bank N.A. LOC) (A-1)
3.34%(b)(c)	11/07/07	3,090	3,090,000
Chicago Board of Education RB Municipal Securities Trust Certificates Series 2001 DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.50%(b)(c)	11/07/07	4,695	4,695,000
Chicago O’Hare International Airport RB MERLOTS Trust Receipts Series 2002A-25 DN (MBIA Insurance, Wachovia Bank N.A. Liquidity Facility) (VMIG-1)
3.34%(b)(c)	11/07/07	5,260	5,260,000
Chicago Park District RB Eagle Trust Receipts Series 2002-1306 DN (FGIC Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.52%(b)(c)	11/07/07	5,345	5,345,000
Chicago Sales Tax RB MERLOTS Trust Receipts Series 2000AAA DN (FSA Insurance, Wachovia Bank N.A. LOC) (VMIG-1)
3.34%(b)(c)	11/07/07	5,000	5,000,000
Du Page County RB Municipal Securities Trust Certificates Series 2001A DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.50%(b)(c)	11/07/07	15,970	15,970,000
Illinois Dedicated Tax RB Macon Trust Certificates Series 2002N DN (AMBAC Insurance, Bank of America N.A. SBPA) (A-1+)
3.50%(b)(c)	11/07/07	2,935	2,935,000
Illinois Educational Facilities Authority RB Macon Trust Certificates Series 2005D DN (Bank of America N.A. SBPA) (A-1+)
3.50%(b)(c)	11/07/07	2,780	2,780,000
Illinois Educational Facilities Authority RB Series 2007 1B-3 TECP (Dexia Bank LOC) (A-1+)
3.66%	05/06/08	10,000	10,000,000
Illinois Finance Authority RB Municipal Trust Receipts Floaters Series 2006-06-2001 DN (Landsbank Hessen-Thuringen Girozentrale SBPA) (A-1)
3.51%(b)(c)	11/07/07	14,000	14,000,000
Illinois Finance Authority RB Municipal Trust Receipts Floaters Series 2007-73TP DN (The Goldman Sachs Group, Inc. Liquidity Facility)
3.49%(b)(c)	11/07/07	10,015	10,015,000
Illinois GO Macon Trust Certificates Series 2006L DN (Bank of America N.A. SBPA) (VMIG-1)
3.50%(b)(c)	11/07/07	3,500	3,500,000
Illinois GO MERLOTS Trust Receipts Series 2002 DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.34%(b)(c)	11/07/07	2,480	2,480,000
Illinois Health Facilities Authority RB Municipal Securities Trust Certificates Series 2002 DN (MBIA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.50%(b)(c)	11/07/07	14,805	14,805,000
Illinois Municipal Electric Agency RB PUTTERS Series 2007-2094 DN (FGIC Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1+)
3.52%(b)(c)	11/07/07	8,995	8,995,000
Illinois Municipal Electric Agency RB PUTTERS Series 2007-2106 DN (FGIC Insurance) (VMIG-1)
3.51%(b)(c)	11/07/07	8,000	8,000,000
Illinois Municipal Electric Agency RB PUTTERS Series 2007-2107 DN (FGIC Insurance, JPMorgan Chase Bank Liquidity Facility) (VMIG-1)
3.52%(b)(c)	11/07/07	7,905	7,905,000
Lake County First Preservation District GO Series 2003 ROC-RR-II-R-2059 DN (Citibank N.A. Liquidity Facility) (A-1+)
3.51%(b)(c)	11/07/07	1,970	1,970,000

Metropolitan Pier & Exposition Authority Dedicated State Tax Receipts RB Municipal Securities Trust Certificates Series 2005A-224 DN (MBIA Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)

3.51%(b)(c)	11/07/07	9,415	9,415,000
Regional Transportation Authority GO MERLOTS Trust Receipts Series 2001A-86 DN (FGIC Insurance, Wachovia Bank N.A. LOC) (VMIG-1)
3.34%(b)(c)	11/07/07	1,600	1,600,000
Rockford County RB (Wesley Willows Obligation Project) Series 2007 DN (M & I Marshall & Ilsley LOC) (A-1)
3.61%(b)(c)	11/07/07	12,150	12,150,000
Rockford IDRB (Trinity Learning Center Project) Series 2003 DN (M & I Marshall & Ilsley Bank LOC)
3.55%(b)	11/07/07	3,635	3,635,000
University of Illinois RB MERLOTS Trust Receipts Series 2000 DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.34%(b)(c)	11/07/07	3,500	3,500,000

See accompanying notes to financial statements.

28	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
Illinois (Continued)
Will County GO Municipal Securities Trust Certificates Series 2006A-3004 DN (MBIA Insurance, Bear Stearns Capital Markets SBPA) (VMIG-1)
3.51%(b)(c)	11/07/07	$7,915	$7,915,000

			169,915,000

Indiana — 4.8%
Elkhart County Industrial Hospital Authority RB (Oaklawn Center Project) Series 2006 DN (Citizens Financial Group, Inc. LOC) (A-1+)
3.48%(b)	11/07/07	10,745	10,745,000
Indiana Bond Bank RB (Advanced Funding Program) Series 2007A RAN (Bank of New York LOC) (SP-1+)
4.25%	01/31/08	11,950	11,967,268
Indiana Bond Bank RB (Mid-Year Funding Program) Series 2007A RAN (Bank of New York LOC) (SP-1+)
4.50%	05/20/08	12,000	12,047,800
Indiana Bond Bank RB Municipal Securities Trust Certificates Series 2001-177-A DN (Bear Stearns Capital Markets Liquidity Facility) (AAA, A-1)
3.50%(b)(c)	11/07/07	17,000	17,000,000
Indiana Finance Authority RB (BehaviorCorp, Inc. Project) Series 2007 DN (Hunington National Bank LOC)
3.60%(b)	11/07/07	2,800	2,800,000
Indiana Finance Authority RB PUTTERS Series 2006-1642 DN (JPMorgan Chase Bank Liquidity Facility) (VMIG-1)
3.51%(b)(c)	11/07/07	14,745	14,745,000
Indiana Health Facilities Financing Authority RB (Henry County Hospital Project) Series 2002 DN (Fifth Third Bank N.A. LOC) (A-1+)
3.48%(b)	11/07/07	16,885	16,885,000
Indiana Health Facilities Financing Authority RB (Memorial Hospital Project) Series 2004A DN (National City Bank N.A. LOC) (A-1+)
3.48%(b)	11/07/07	19,645	19,645,000
Indiana University Series 2005 TECP (JPMorgan Chase Bank LOC) (P-1)
3.60%	11/07/07	14,900	14,900,000
Jasper County Economic Development Authority RB (Oak Grove Project) Series 2006 DN (Fifth Third Bank N.A. LOC) (A-1+)
3.48%(b)	11/07/07	4,600	4,600,000
Porter County Industrial Jail Building Corp. RB MERLOTS Trust Receipts Series 2001A-43 DN (Wachovia Bank N.A. LOC) (A-1)
3.34%(b)(c)	11/07/07	7,115	7,115,000
Tipton Economic Development RB (Tipton Memorial Hospital Project) Series 2006A DN (Fifth Third Bank N.A. LOC)
3.48%(b)	11/07/07	24,200	24,200,000
Warren Township Vision 2005 School Building Corp. RB MERLOTS Trust Receipts Series 2001A-52 DN (FGIC Insurance, Wachovia Bank N.A. SBPA) (A-1)
3.34%(b)(c)	11/07/07	3,300	3,300,000
Winona Lake Economic Development RB (Grace College Project) Series 2006 DN (KeyBank N.A. LOC) (A-1)
3.48%(b)	11/07/07	6,730	6,730,000

			166,680,068

Iowa — 1.3%
Des Moines Commercial Development RB (Grand Office Park Project) Series 1985 DN (Principal Life Insurance Co. Guaranty) (A-1+)
3.60%(b)	11/07/07	8,000	8,000,000
Iowa Higher Education Loan Authority RB Series 2006 DN (LaSalle Bank N.A. LOC) (A-1)
3.58%(b)	11/01/07	22,035	22,035,000
Urbandale IDRB (Aurora Business Park Assoc. Project) Series 1985 DN (Principal Life Insurance Co. Guaranty) (A-1+)
3.35%(b)	11/07/07	9,200	9,200,000
Urbandale IDRB (Meredith Drive Assoc. Project) Series 1985 DN (Wells Fargo Bank N.A. LOC)
3.38%(b)	11/07/07	4,500	4,500,000

			43,735,000

Kansas — 0.1%
Lenexa RB Series 2007-302 DN (Bank of America N.A. Liquidity Facility) (VMIG-1)
3.52%(b)(c)	11/07/07	4,000	4,000,000

Kentucky — 0.7%
Fort Mitchell League of Cities RB (Funding Trust Lease Project) Series 2002A DN (U.S. Bank N.A. LOC) (VMIG-1)
3.47%(b)	11/07/07	4,150	4,150,000
Kenton County Educational RB (Redwood Rehabilitation Center Project) Series 2004 DN (Fifth Third Bank N.A. LOC)
3.57%(b)	11/07/07	610	610,000
Kentucky Asset Liability Series 2007 98-A TECP (Dexia Credit Local LOC)
3.65%	02/06/08	20,000	20,000,000

Louisville & Jefferson Counties Metropolitan Government Health System RB (Norton Healthcare, Inc. Project) Series 2006 ROC-RR-II-R-651CE DN (Citibank N.A. Guaranty, Citibank N.A. Liquidity Facility) (VMIG-1)

3.51%(b)(c)	11/07/07	1,750	1,750,000

			26,510,000

Louisiana — 3.8%
Donaldsonville IDRB (Chef John Folse & Co. Project) Series 2007A DN (Regions Bank LOC)
3.53%(b)	11/07/07	5,000	5,000,000
Louisiana Correctional Facilities Corp. RB Series 2007 MB (AMBAC Insurance)
4.00%	09/01/08	1,170	1,173,777
Louisiana Gas & Fuel Tax RB Series 2006-0150 DN (FSA Insurance, Citibank N.A. LOC) (A-1+)
3.52%(b)(c)	11/07/07	23,735	23,735,000
Louisiana Gas & Fuel Tax RB Series 2006A-137 DN (FSA Insurance, Citibank N.A. SBPA) (A-1+)
3.52%(b)(c)	11/07/07	1,040	1,040,000
Louisiana Gas & Fuel Tax RB Series 2006 ROC-RR-II-R-660 DN (FGIC Insurance, Citibank N.A. LOC) (VMIG-1)
3.51%(b)(c)	11/07/07	8,500	8,500,000
Louisiana GO MERLOTS Trust Receipts Series 2006C-04 DN (FSA Insurance, Bank of New York SBPA) (A-1+)
3.34%(b)(c)	11/07/07	2,585	2,585,000
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 DN (Federal National Mortgage Assoc. Guaranty) (A-1+)
3.48%(b)	11/07/07	2,935	2,935,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000B DN
3.46%(b)	11/07/07	7,500	7,500,000

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	29

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
Louisiana (Continued)

Louisiana Local Government Environmental Facilities Community Development Authority RB (Capital Projects & Equipment Acquisition Program) Series 2003A DN (AMBAC Insurance, Banque Nationale de Paribas Liquidity Facility) (A-1+)

3.53%(b)	11/07/07	$21,880	$21,880,000

Louisiana Local Government Environmental Facilities Community Development Authority RB (Capital Projects & Equipment Acquisition Program) Series 2006A DN (AMBAC Insurance, Banque Nationale de Paribas Liquidity Facility) (A-1+, Aaa)

3.53%(b)	11/07/07	19,555	19,555,000

Louisiana Local Government Environmental Facilities Community Development Authority RB (Capital Projects & Equipment Acquisition Program) Series 2007 DN (AMBAC Insurance, JPMorgan Chase Bank SBPA) (A-1+)

3.53%(b)	11/07/07	5,000	5,000,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (Northwestern State University Student Project) Series 2007A DN (Regions Bank LOC)
3.51%(b)	11/07/07	8,785	8,785,000
Louisiana Public Facilities Authority RB (GCGK Investments LLC Project) Series 2006 DN (AmSouth Bank LOC) (P-1)
3.47%(b)	11/07/07	4,000	4,000,000
Louisiana Public Facilities Authority RB PUTTERS Series 2007-1754 DN (CIFG Insurance, JPMorgan Chase Bank Liquidity Facility)
3.52%(b)(c)	11/07/07	3,500	3,500,000
Monroe Sales & Use Tax RB Series 2007A DN (FSA Insurance, JPMorgan Chase Bank SBPA) (A-1+)
3.58%(b)	11/07/07	17,640	17,640,000

			132,828,777

Maryland — 1.1%
Baltimore County RB (St. Paul’s School for Girls Facility Project) Series 2000 DN (M&T Bank Corp. LOC) (A-1)
3.48%(b)	11/07/07	5,040	5,040,000
Johns Hopkins University Series 2007B TECP (A-1+, P-1)
3.60%	11/07/07	11,900	11,900,000
Maryland Economic Development Corp. RB (Government Insurance Trust Facility) Series 2007 DN (M&T Bank Corp. LOC)
3.48%(b)	11/07/07	4,260	4,260,000
Maryland Health & Higher Education Facilities Authority RB (Adventist Healthcare Project) Series 2003B DN (M&T Bank Corp. LOC) (VMIG-1)
3.45%(b)	11/07/07	3,260	3,260,000
Montgomery County Economic Development RB (Brooke Grove Foundation, Inc. Project) Series 1998 DN (M&T Bank Corp. LOC) (A-1)
3.48%(b)	11/07/07	8,430	8,430,000
Montgomery County RB (Imagination Stage, Inc. Facilities Project) Series 2002 DN (M&T Bank Corp. LOC) (A-1)
3.51%(b)	11/07/07	3,060	3,060,000
Montgomery County RB (Ivymount School, Inc. Facilities Project) Series 2000 DN (M&T Bank Corp. LOC) (A-1)
3.51%(b)	11/07/07	2,500	2,500,000

			38,450,000

Massachusetts — 2.3%
Chatham GO Series 2007 BAN (SP-1+)
4.00%	02/01/08	13,800	13,813,426
Cohasset GO Series 2007 BAN (SP-1+)
4.00%	08/08/08	10,000	10,025,167
Marblehead GO Series 2007 BAN (SP-1+)
4.00%	08/14/08	8,000	8,020,556
Massachusetts Development Finance Agency RB (Linden Ponds, Inc. Facility Project) Series 2007B DN (Sovereign Bank LOC) (A-1+)
3.45%(b)	11/07/07	10,000	10,000,000
Massachusetts Development Finance Agency RB (Smith College Project) Series 2007 DN (Morgan Stanley Group SBPA)
3.43%(b)	11/07/07	9,200	9,200,000
Massachusetts GO Municipal Trust Receipts Floaters Series 2007-1798 DN (CIFG Insurance, DEPFA Bank Plc Liquidity Facility)
3.50%(b)(c)	11/07/07	10,000	10,000,000
Massachusetts GO PUTTERS Series 2007-2146 DN (MBIA Insurance, JPMorgan Chase Bank Liquidity Facility)
3.49%(b)(c)	11/07/07	10,000	10,000,000
Worcester GO Series 2007A BAN (SP-1+, MIG-1)
4.75%	11/08/07	8,467	8,468,616

			79,527,765

Michigan — 5.9%
Detroit GO Series 2007 TAN (Scotiabank LOC) (SP-1+)
4.50%	03/01/08	3,000	3,007,642
Detroit Sewer & Disposal Authority RB Series 2001E MB (FGIC Insurance, DEPFA Bank Plc Liquidity Facility) (A-1+, MIG-1)
3.74%(b)	07/10/08	7,500	7,500,000
Detroit Sewer & Disposal Authority RB Series 2007 ROC-RR-II-R-9140 DN (FGIC Insurance, Citigroup Financial Products Liquidity Facility) (A-1+)
3.51%(b)(c)	11/07/07	7,595	7,595,000
Detroit Water Supply System RB Series 2006 ROC-RR-II-R-9038 DN (FSA Insurance, Citibank N.A. LOC) (VMIG-1)
3.51%(b)(c)	11/07/07	16,985	16,985,000
Eastern Michigan University RB Series 2006A DN (XLCA Insurance, Dexia Credit Local SBPA) (VMIG-1)
3.58%(b)	11/01/07	69,015	69,015,000
Grand Valley State University RB Series 2005 DN (XLCA Insurance, DEPFA Bank Plc SBPA) (A-1+)
3.47%(b)	11/07/07	2,000	2,000,000
Grand Valley State University RB Series 2007B DN (AMBAC Insurance, Dexia Credit Local SBPA)
3.47%(b)	11/07/07	10,000	10,000,000
Macomb Hospital Finance Authority RB (Mt. Clemens General Project) Series 2003A-2 DN (Comercia Bank N.A. LOC)
3.61%(b)	11/07/07	7,980	7,980,000
Michigan Building Authority RB Eagle Trust Receipts Series 2006-0142-A DN (FGIC Insurance, Citibank N.A. LOC) (A-1+)
3.52%(b)(c)	11/07/07	15,400	15,400,000
Michigan Building Authority RB Series 2007 ROC-RR-II-R-9072 DN (FGIC Insurance, Citigroup Financial Products Liquidity Facility)
3.51%(b)(c)	11/07/07	42,110	42,110,000
Michigan Higher Educational Facilities Authority RB (Cleary University Project) Series 2006 DN (Comerica Bank N.A. LOC) (A-1)
3.53%(b)	11/07/07	5,240	5,240,000
Michigan Municipal Bond Authority GO Series 2007B-1 RAN (SP-1+)
4.50%	08/20/08	15,000	15,094,865

See accompanying notes to financial statements.

30	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
Michigan (Continued)
Wayne State University RB Munitops Trust Certificates Series 2006-61 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+)
3.50%(b)(c)	11/07/07	$5,000	$5,000,000

			206,927,507

Minnesota — 0.8%
Minneapolis & St. Paul Metropolitan Airports Commission RB MERLOTS Trust Receipts Series 2000A DN (FGIC Insurance) (VMIG-1)
3.34%(b)(c)	11/07/07	4,985	4,985,000
Minneapolis & St. Paul Metropolitan Airports Commission RB Municipal Securities Trust Certificates Series 2007-292 DN (AMBAC Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.51%(b)(c)	11/07/07	2,000	2,000,000
Minnesota Public Facilities Authority Water PCRB MERLOTS Trust Receipts Series 2002A DN (Wachovia Bank N.A. SBPA) (VMIG-1)
3.34%(b)(c)	11/07/07	14,700	14,700,000
West St. Paul ISD Number 197 RB Series ROC-RR-II-R-6506 DN (Citibank N.A. SBPA) (A-1+)
3.51%(b)(c)	11/07/07	7,100	7,100,000

			28,785,000

Mississippi — 1.2%
Mississippi Business Finance Corp. Gulf Opportunity Zone RB (SG Resources Mississippi LLC Project) Series 2007 DN (SunTrust Bank LOC)
3.26%(b)	11/07/07	10,000	10,000,000
Mississippi Development Bank Special Obligation RB (Correctional Facilities Project) Series 2002 DN (AMBAC Insurance, AmSouth Bank of Alabama SBPA) (A-1)
3.53%(b)	11/07/07	3,425	3,425,000
Mississippi Development Bank Special Obligation RB (Mississippi Bond Program Harrison County Project) Series 2003 DN (AMBAC Insurance, Banque Nationale de Paribas SBPA) (A-1+)
3.53%(b)	11/07/07	11,745	11,745,000
Mississippi Development Bank Special Obligation RB (Mississippi Bond Program Harrison County Project) Series 2005 DN (AMBAC Insurance, Banque Nationale de Paribas SBPA) (A-1+)
3.53%(b)	11/07/07	15,000	15,000,000
Olive Branch GO Series 2007 MB (AMBAC Insurance) (AAA)
4.00%	09/01/08	370	371,191

			40,541,191

Missouri — 0.9%
Jackson County Special Obligation RB Series 2006 ROC-RR-II-R-663 DN (AMBAC Insurance, AmSouth Bank of Alabama LOC) (VMIG-1)
3.51%(b)(c)	11/07/07	10,085	10,085,000
Missouri Board Public Buildings Special Obligation RB Series 2006-1501 DN (JPMorgan Chase Bank Liquidity Facility) (VMIG-1)
3.51%(b)(c)	11/07/07	7,325	7,325,000
Missouri Development Finance Board Lease RB Series 1999 DN (Transamerica Life Insurance Co. SBPA) (A-1+)
3.33%(b)	11/07/07	14,360	14,360,000

			31,770,000

Multi-State — 0.8%
Austin COP Series 2007-144 DN (AMBAC Insurance, Bank of America N.A. Liquidity Facility)
3.50%(b)(c)	11/07/07	3,960	3,960,000
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2007-1001 DN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility)
3.52%(b)(c)	11/07/07	11,100	11,100,000
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2007-1005 DN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility)
3.52%(b)(c)	11/07/07	9,500	9,500,000
Clipper Tax-Exempt Certificate Trust RB Series 2007-44 DN (State Street Bank & Trust Co. Liquidity Facility) (VMIG-1)
3.53%(b)(c)	11/07/07	2,000	2,000,000
UBS Municipal Certificates GO Series 2007 DN (Multiple Insurers, Bank Nationale de Paribas Liquidity Facility) (A-1+)
3.53%(b)(c)	11/07/07	1,385	1,385,000

			27,945,000

Nebraska — 1.6%
American Public Energy Agency Gas Supply RB (National Public Gas Agency Project) Series 2003A DN (Societe Generale SBPA) (A-1+, VMIG-1)
3.48%(b)	11/07/07	30,000	30,000,000
Central Plains Energy RB (Nebgas Project) Series 2007A MB (AA-, Aa3)
5.00%	12/01/07	2,725	2,727,790
Central Plains Energy RB MERLOTS Trust Receipts Series 2007E-09 DN (Wachovia Bank N.A. SBPA) (A-1+)
3.34%(b)(c)	11/07/07	5,215	5,215,000
Nebraska Public Power District TECP (A-1, P-1)
3.60%	11/02/07	9,500	9,500,000
Omaha GO Eagle Trust Receipts Series 2004A DN (Citibank N.A. SBPA) (A-1+)
3.52%(b)(c)	11/07/07	8,000	8,000,000

			55,442,790

Nevada — 0.7%
Clark County School District GO PUTTERS Series 2005-1159 DN (FSA Insurance, PB Capital Corp. Liquidity Facility)
3.51%(b)(c)	11/07/07	3,980	3,980,000
Clark County School District GO Series 1999B MB
5.50%	06/15/08	1,500	1,516,586
Clark County School District RB Municipal Securities Trust Certificates Series 2001A DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1+)
3.50%(b)(c)	11/07/07	12,495	12,495,000
Reno Capital Improvement RB Municipal Securities Trust Certificates Series 2002A DN (FGIC Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.50%(b)(c)	11/07/07	7,600	7,600,000

			25,591,586

New Hampshire — 0.7%
New Hampshire Business Finance Authority RB (Foundation for Seacoast Health Project) Series 1998A DN (Bank of America N.A. LOC) (A-1+)
3.47%(b)	11/07/07	6,205	6,205,000
New Hampshire Business Finance Authority RB (Taylor Home Project) Series 2005A DN (TD Banknorth N.A. LOC)
3.49%(b)	11/07/07	4,000	4,000,000
New Hampshire Business Finance Authority RB (Taylor Home Project) Series 2005B DN (TD Banknorth N.A. LOC) (VMIG-1)
3.47%(b)	11/07/07	4,310	4,310,000

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	31

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
New Hampshire (Continued)
New Hampshire Business Finance Authority RB (Valley Regional Hospital Project) Series 2003 DN (Bank of New York LOC) (A-1+)
3.49%(b)	11/07/07	$9,955	$9,955,000

			24,470,000

New Jersey — 1.3%
Mercer County Improvement Authority RB (Atlantic Foundation Project) Series 1998 DN (MBIA Insurance, Bank of America N.A. LOC) (A-1+)
3.49%(b)	11/07/07	5,410	5,410,000
New Jersey Economic Development Authority RB Series 2006 DN (Morgan Stanley Group Liquidity Facility)
3.48%(b)(c)	11/07/07	28,580	28,580,000
New Jersey GO Series 2007 TRAN (SP-1+, VMIG-1)
4.50%	06/24/08	10,000	10,056,557

			44,046,557

New Mexico — 0.6%
Bernalillo County Gross Receipts Tax RB Series 2004B DN (MBIA Insurance, Bank of America N.A. SBPA)
3.50%(b)(c)	11/07/07	10,320	10,320,000
University of New Mexico RB Munitops Trust Certificates Series 2005-42 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+)
3.62%(b)(c)	11/07/07	10,290	10,290,000

			20,610,000

New York — 5.0%
New York City Municipal Water Finance Authority Series 2007-7 TECP
3.63%	12/13/07	6,380	6,380,000
New York City Municipal Water Finance Authority TECP (A-1+, P-1)
3.55%	01/17/08	20,000	20,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2005AA-2 DN (Dexia Credit Local SBPA) (A-1+, VMIG-1)
3.47%(b)	11/01/07	11,720	11,720,000
New York City Transitional Finance Authority RB (Future Tax Secured Project) Series 1998A-1 DN (WestLB AG SBPA) (A-1+, VMIG-1)
3.18%(b)	11/07/07	31,100	31,100,000
New York City Transitional Finance Authority RB (Future Tax Secured Project) Series 2001A DN (JPMorgan Chase Bank SBPA) (A-1+, VMIG-1)
3.18%(b)	11/07/07	20,250	20,250,000
New York City Transitional Finance Authority RB (Future Tax Secured Project) Series 2002C-2 DN (Landesbank Hessen-Thueringen Girozentrale SBPA) (A-1+, VMIG-1)
3.48%(b)	11/07/07	7,500	7,500,000
New York City Transitional Finance Authority RB Series 2002-2C DN (Lloyds TSB Bank Plc LOC) (A-1+, VMIG-1)
3.18%(b)	11/07/07	22,600	22,600,000
New York IDRB Municipal Trust Receipts Floaters Series 2007-07-1032 DN (FGIC Insurance, Bank of New York Liquidity Facility)
3.48%(b)(c)	11/07/07	23,905	23,905,000
New York Power Authority TECP (A-1, P-1)
3.55%	12/06/07	19,462	19,462,000
Rockland County IDRB (Northern Manor Multicare Project) Series 2002 DN (M&T Bank Corp. LOC) (VMIG-1)
3.48%(b)	11/07/07	10,970	10,970,000

			173,887,000

North Carolina — 3.7%
Charlotte-Mecklenberg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2007D DN (FSA Insurance, Dexia Credit Local SBPA) (A-1+, VMIG-1)
3.48%(b)	11/07/07	30,540	30,540,000
Guilford County Industrial Facilities PCRB (Recreational Facilities-YMCA Project) Series 2002 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.48%(b)	11/07/07	295	295,000
Mecklenburg County COP Series 2007A DN (Landesbank Hessen-Thueringen Girozentrale SBPA) (A-1, VMIG-1)
3.55%(b)	11/01/07	51,975	51,975,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Country Day School Project) Series 2005 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.48%(b)	11/07/07	6,800	6,800,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 DN (Branch Banking & Trust Co. LOC) (A-1+)
3.48%(b)	11/07/07	4,300	4,300,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (The Downtown Middle School Project) Series 2006 DN (Branch Banking & Trust Co. LOC)
3.48%(b)	11/07/07	1,175	1,175,000
North Carolina GO Series 2003A-23 DN (Wachovia Bank N.A. SBPA) (A-1+)
3.34%(b)(c)	11/07/07	5,500	5,500,000
North Carolina Medical Care Commission Hospital RB (Southeastern Regional Medical Center Project) Series 2005 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.48%(b)	11/07/07	2,640	2,640,000
North Carolina Medical Care Commission Retirement Facilities RB (United Church Homes & Services Project) Series 2007 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.48%(b)	11/07/07	6,000	6,000,000
Raleigh Comb Enterprise System RB Eagle Trust Receipts Series 2007A-0010 DN (Landesbank Hessen-Thueringen Girozentrale Liquidity Facility) (A-1)
3.50%(b)	11/07/07	4,950	4,950,000
University of North Carolina RB Eagle Trust Receipts Series 2005A DN (Citibank N.A. Liquidity Facility) (A-1+)
3.52%(b)(c)	11/07/07	10,000	10,000,000
University of North Carolina RB Munitops Trust Certificates Series 2005-52 DN (ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.50%(b)(c)	11/07/07	5,995	5,995,000

			130,170,000

Ohio — 4.4%
Akron Income Tax RB (Community Learning Centers Project) Munitops Trust Certificates Series 2004A DN (FGIC Insurance, ABN-AMRO Bank N.V. SBPA) (A-1, F-1+)
3.50%(b)(c)	11/07/07	31,530	31,530,000
American Municipal Power, Inc. RB (Prepayment Project) Series 2007A BAN (AA-, AA3)
5.00%	02/01/08	8,790	8,815,623
Butler County Capital Funding RB (CCAO Low Cost Capital Pooled Financing Program) Series 2005A DN (U.S. Bank N.A. LOC)
3.45%(b)	11/07/07	1,750	1,750,000
Butler County Economic Development RB (Great Miami Valley YMCA Project) Series 2000 DN (U.S. Bank N.A. LOC)
3.47%(b)	11/07/07	4,290	4,290,000

See accompanying notes to financial statements.

32	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
Ohio (Continued)
Butler County Healthcare Facilities RB (Lifesphere Project) Series 2007 DN (U.S. Bank N.A. LOC)
3.46%(b)	11/07/07	$2,075	$2,075,000
Butler County Hospital Facilities RB PUTTERS Series 2006-1596 DN (FGIC Insurance, JPMorgan Chase Bank SBPA)
3.51%(b)(c)	11/07/07	4,765	4,765,000
Cincinnati GO Municipal Trust Receipts Floaters Series 2006K-66 DN (FGIC Insurance, Lehman Liquidity Co. Liquidity Facility)
3.34%(b)(c)	11/07/07	1,955	1,955,000
Cincinnati School District COP Eagle Trust Receipts Series 2006A-0155 DN (FSA Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.52%(b)(c)	11/07/07	4,400	4,400,000
Clark County Multi-Family RB (Masonic Home Project) Series 1999 DN (AMBAC Insurance, KeyBank N.A. LOC) (VMIG-1)
3.50%(b)	11/07/07	1,665	1,665,000
Cleveland Airport RB Municipal Products, Inc. Trust Receipts Series 2007I-13 DN (AMBAC Insurance, Royal Bank of Canada Liquidity Facility)
3.49%(b)(c)	11/07/07	5,500	5,500,000
Columbus GO (Sanitary Sewer Project) Series 2006-1 DN (A-1+, VMIG-1)
3.35%(b)	11/07/07	3,425	3,425,000
Columbus Regional Airport Authority RB Series 2005 DN (U.S. Bank N.A. LOC) (AA1, VMIG-1)
3.45%(b)	11/07/07	3,450	3,450,000
Cuyahoga County Health Care Facilities RB (Franciscan Communities Project) Series 2004E DN (LaSalle Bank N.A. LOC) (A-1)
3.45%(b)	11/07/07	2,100	2,100,000
Delaware County Port Authority Economic Development RB (The Columbus Zoological Park Assoc. Project) Series 2006 DN (JPMorgan Chase Bank LOC)
3.48%(b)	11/07/07	1,850	1,850,000
East Liverpool City Hospital RB Series 2006 DN (Fifth Third Bank N.A. LOC) (A-1+)
3.50%(b)	11/07/07	5,700	5,700,000
Hamilton County Economic Development RB (Taft Museum Project) Series 2002 DN (Fifth Third Bank N.A. LOC)
3.47%(b)	11/07/07	280	280,000
Hamilton County Healthcare Facilities RB (Import-Episcopal Project) Series 2005A DN (KeyBank N.A. LOC) (A-1, VMIG-1)
3.43%(b)	11/07/07	850	850,000
Hamilton County Hospital Facilities RB (Children’s Hospital Medical Center Project) Series 2000 DN (JPMorgan Chase Bank LOC) (VMIG-1)
3.43%(b)	11/07/07	4,300	4,300,000
Hamilton County Hospital Facilities RB (Drake Center, Inc. Project) Series 1999A DN (U.S. Bank N.A. LOC) (VMIG-1)
3.43%(b)	11/07/07	380	380,000
Hamilton County Parking System RB Series 2001 DN (U.S. Bank N.A. LOC)
3.45%(b)	11/07/07	1,250	1,250,000
Hilliard School District GO Series 2007A BAN
4.00%	06/12/08	6,100	6,111,492
Lakewood School District GO PUTTERS Series 2007-1960 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility) (VMIG-1)
3.52%(b)(c)	11/07/07	3,180	3,180,000
Lorain County Hospital RB (Regional Medical Center Project) Series 2005 DN (VMIG-1)
3.45%(b)	11/07/07	400	400,000
Madeira City School District School Improvement GO Munitops Trust Certificates Series 2006-37 DN (MBIA Insurance, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.50%(b)(c)	11/07/07	6,995	6,995,000
Madeira School District GO Municipal Trust Receipts Floaters Series 2007-K8 DN (FSA Insurance, Lehman Liquidity Co. Liquidity Facility (A-1+, VMIG-1)
3.34%(b)(c)	11/07/07	2,100	2,100,000
Ohio GO (Common Schools Project) Series 2006C DN
3.25%(b)	11/07/07	1,100	1,100,000
Ohio GO (Full Faith & Credit Highway Project) Series 2004H MB
5.00%	05/01/08	700	704,469
Ohio GO (Higher Education Project) Series 2002A MB (AAA, Aaa)
5.00%	08/01/08	3,630	3,664,880
Ohio GO (Highway Capital Improvement Project) Series 1998C MB (AAA, Aaa)
5.00%	05/01/08	1,000	1,006,085
Ohio Higher Educational Facility RB (Case Western Reserve University Project) Series 2007-2142 DN (MBIA Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1+)
3.49%(b)(c)	11/07/07	12,880	12,880,000
Summit County Port Authority Port Facilities RB (Summa Wellness Institute Project) Series 2006 DN (Fifth Third Bank N.A. LOC) (VMIG-1)
3.27%(b)	11/07/07	2,000	2,000,000
University of Akron General Receipts RB Series 2004 DN (FGIC Insurance, Dexia Credit Local SBPA) (VMIG-1)
3.43%(b)	11/07/07	3,610	3,610,000
University of Cincinnati GO Series 2007E BAN (SP-1+, MIG-1)
4.50%	01/24/08	5,000	5,008,400
University of Cincinnati GO Series 2007F BAN
3.73%	04/01/08	10,000	10,000,000
Westerville GO Munitops Trust Certificates Series 2001 DN (ABN-AMRO Bank N.V. LOC) (VMIG-1)
3.47%(b)(c)	11/07/07	800	800,000
Wood County Facilities Import Piping Industry RB Series 2001 DN (KeyBank N.A. LOC)
3.51%(b)	11/07/07	2,165	2,165,000

			152,055,949

Pennsylvania — 3.2%
Adams County IDRB (WellSpan Properties, Inc. Project) Series 2002 DN (AMBAC Insurance, Allied Irish Bank Plc SBPA) (VMIG-1)
3.50%(b)	11/07/07	16,005	16,005,000
Allegheny County Hospital Development Authority RB PUTTERS Series 2006-1281 DN (FGIC Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1)
3.51%(b)(c)	11/07/07	3,160	3,160,000
Harrisburg Authority School District RB (Harrisburg School District Project) Series 2003 DN (AMBAC Insurance, WestLB AG SBPA) (A-1+)
3.43%(b)	11/07/07	23,370	23,370,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2004 DN (AMBAC Insurance, Wachovia Bank N.A. SBPA) (A-1+, VMIG-1)
3.28%(b)	11/07/07	23,935	23,935,000
New Garden General Municipal Authority RB Series 1999 DN (AMBAC Insurance, Bank of Nova Scotia LOC) (A-1)
3.43%(b)	11/07/07	19,185	19,185,000

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	33

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
Pennsylvania (Continued)
Philadelphia School District GO Series 2007A TRAN (Bank of America N.A. LOC) (SP-1+, MIG-1)
4.50%	06/27/08	$7,900	$7,938,926
Philadelphia TECP
3.55%	11/02/07	10,000	10,000,000
Southcentral General Authority RB Series 2003 DN (AMBAC Insurance, RBC Centura Bank SBPA) (A-1)
3.48%(b)	11/07/07	8,000	8,000,000
York General Authority RB (Strand Capital Performing Arts Center Project) Series 2002 DN (M&T Bank Corp. LOC) (A-2)
3.51%(b)	11/07/07	1,765	1,765,000

			113,358,926

Puerto Rico — 1.4%
Commonwealth of Puerto Rico GO Series 2007 TRAN (Multiple LOCs) (SP-1+)
4.25%(d)	07/30/08	20,000	20,123,800
Commonwealth of Puerto Rico Infrastructure Financing Authority RB MERLOTS Trust Receipts Series 2005A-21 DN (AMBAC Insurance, Bank of New York SBPA) (MIG-1)
3.32%(b)(c)	11/07/07	3,825	3,825,000

Puerto Rico Sales Tax Financing Corp. RB Municipal Trust Receipts Floaters Series 2007-2006-1985 DN (Morgan Stanley Municipal Funding Guaranty, Morgan Stanley Municipal Funding Liquidity Facility) (A-1+)

3.50%(b)(c)	11/07/07	6,000	6,000,000

Puerto Rico Sales Tax Financing Corp. RB Municipal Trust Receipts Floaters Series 2007-2006-1986 DN (Morgan Stanley Municipal Funding Guaranty, Morgan Stanley Municipal Funding Liquidity Facility) (A-1+)

3.50%(b)(c)	11/07/07	4,000	4,000,000

Puerto Rico Sales Tax Financing Corp. RB Municipal Trust Receipts Floaters Series 2007-2006-1987 DN (Morgan Stanley Municipal Funding Guaranty, Morgan Stanley Municipal Funding Liquidity Facility) (A-1+)

3.50%(b)(c)	11/07/07	5,850	5,850,000
Puerto Rico Sales Tax Financing Corp. RB Municipal Trust Receipts Floaters Series 2007-2006-1988 DN (Morgan Stanley Municipal Funding Guaranty, Morgan Stanley Municipal Funding Liquidity Facility)
3.50%(b)(c)	11/07/07	2,700	2,700,000

Puerto Rico Sales Tax Financing Corp. RB Municipal Trust Receipts Floaters Series 2007-2006-1991 DN (Morgan Stanley Municipal Funding Guaranty, Morgan Stanley Municipal Funding Liquidity Facility) (A-1+)

3.50%(b)(c)	11/07/07	5,100	5,100,000

			47,598,800

South Carolina — 2.4%
Educational Facilities Authority Private Non-Profit Institutions of Higher Learning RB (Allen University Project) Series 2005A DN (National Bank of South Carolina LOC) (F-1)
3.48%(b)	11/07/07	4,000	4,000,000
Horry County School District GO Series 2007 ROC-RR-II-R-754PB DN (FSA Insurance, PB Capital Corp. Liquidity Facility) (VMIG-1)
3.52%(b)(c)	11/07/07	5,680	5,680,000
Medical University Hospital Authority RB Series 2005A-5 DN (MBIA Insurance, Bank of America N.A. SBPA) (VMIG-1)
3.50%(b)(c)	11/07/07	16,000	16,000,000
South Carolina Educational Facilities Authority RB (Erskine College Project) Series 2006 DN (National Bank of South Carolina LOC)
3.47%(b)	11/07/07	5,750	5,750,000
South Carolina Educational Facilities Authority RB (Furman University Project) Series 2006B DN (Wachovia Bank N.A. SBPA)
3.55%(b)	11/07/07	20,600	20,600,000
South Carolina Jobs Economic Development Authority Hospital Facilities RB (Community Care, Inc. Project) Series 2006 DN (National Bank of South Carolina LOC) (A-1)
3.48%(b)	11/07/07	8,000	8,000,000
South Carolina Jobs Economic Development Authority Hospital Facilities RB (Sisters Charity Providers Hospital Project) Series 2001 DN (Wachovia Bank N.A. LOC)
3.45%(b)	11/07/07	14,100	14,100,000
South Carolina Transitional Infrastructure RB Munitops Trust Certificates Series 2002A DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.50%(b)(c)	11/07/07	10,475	10,475,000

			84,605,000

Tennessee — 3.5%
Gallatin Industrial Development Board Educational Facilities RB (John Vianney School Project) Series 2002 DN (SunTrust Bank LOC) (VMIG-1)
3.31%(b)	11/07/07	1,670	1,670,000
Knoxville Waste Water System RB PUTTERS Series 2006-1292 DN (MBIA Insurance, PB Capital Corp. SBPA) (A-1)
3.51%(b)(c)	11/07/07	8,060	8,060,000
Municipal Energy Acquisition Corp. of Tennessee Gas RB PUTTERS Series 2006-1578 DN (Morgan Guaranty Trust LOC) (VMIG-1)
3.55%(b)(c)	11/07/07	51,000	51,000,000
Tennergy Corp. Gas RB BNP Paribas STARS Certificates Trust Series 2006-001 DN (BNP Paribas Liquidity Facility) (VMIG-1)
3.55%(b)(c)	11/07/07	7,000	7,000,000
Tennergy Corp. Gas RB Putters Series 2006-1258Q DN (JPMorgan Chase & Co. Liquidity Facility) (VMIG-1)
3.55%(b)(c)	11/07/07	8,000	8,000,000
Tennessee Energy Acquisition Corp. Gas RB Municipal Trust Receipts Floaters Series 2004-90TP DN (Branch Banking & Trust Co. Liquidity Facility)
3.54%(b)(c)	11/07/07	7,900	7,900,000
Tennessee Energy Acquisition Corp. Gas RB Municipal Trust Receipts Floaters Series 2006-52G DN (Goldman Sachs & Co., Inc. Guaranty, The Goldman Group, Inc. Liquidity Facility) (A-1+)
3.54%(b)(c)	11/07/07	12,000	12,000,000
Tennessee Energy Acquisition Corp. Gas RB PUTTERS Series 2007-2172 DN (JPMorgan Chase Bank Liquidity Facility)
3.55%(b)(c)	11/07/07	26,500	26,500,000

			122,130,000

Texas — 11.3%
Austin Water & Wastewater System RB MERLOTS Trust Receipts Series 2000 DN (MBIA Insurance) (VMIG-1)
3.34%(b)(c)	11/07/07	2,475	2,475,000
Clear Creek ISD GO Series 2005-04 DN (Wachovia Bank N.A. LOC) (VMIG-1)
3.34%(b)(c)	11/07/07	5,100	5,100,000
Comal ISD GO Series 2005 DN (Bank of New York LOC) (A-1, VMIG-1)
3.55%(b)(c)	11/07/07	2,670	2,670,000

See accompanying notes to financial statements.

34	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
Texas (Continued)
Coppell ISD RB Municipal Securities Trust Certificates Series 2006A-14 DN (PSF Guaranty, Bear Stearns Capital Markets Liquidity Facility)
3.51%(b)(c)	11/07/07	$2,175	$2,175,000
Dallas ISD Building GO Munitops Trust Certificates Series 2006-8 DN (PSF Guaranty, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.50%(b)(c)	11/07/07	11,565	11,565,000
De Soto ISD RB Series 2004 ROC-RR-II-R-2107 DN (PSF Guaranty, Citigroup Global Markets Holdings, Inc. Liquidity Facility) (A-1+)
3.51%(b)(c)	11/07/07	6,060	6,060,000
Del Valle Independent School District GO PUTTERS Series 2007-1946 DN (PSF Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1+)
3.51%(b)(c)	11/07/07	17,270	17,270,000
Eagle Mountain & Saginaw ISD GO Municipal Securities Trust Receipts Series 2003 SGA-141 DN (PSF Guaranty, Societe Generale Group Liquidity Facility) (A-1+)
3.32%(b)(c)	11/07/07	4,000	4,000,000
Galena Park ISD GO Series 2001 SG-154 DN (PSF Guaranty, Societe Generale Group Liquidity Facility) (A-1)
3.79%(b)(c)	11/07/07	9,900	9,900,000
Harris County RB (Toll Road Unlimited Tax & Subordinate Lien Revenue Refunding Bonds Project) Series 2002 ROC-RR-II-R-1029 DN (FSA Insurance) (A-1+)
3.51%(b)(c)	11/07/07	1,870	1,870,000
Harris County RB (Toll Road Unlimited Tax & Subordinate Lien Revenue Refunding Bonds Project) Series 2003 MB (AA+, Aa1)
5.00%	08/01/08	3,740	3,775,380
Houston GO Munitops Trust Certificates Series 2006-88 DN (FSA Insurance, ABN-AMRO Bank N.V. LOC) (AAA, F1+)
3.50%(b)(c)	11/07/07	7,400	7,400,000
Houston GO PUTTERS Series 2006-1610 DN (FSA Insurance, JPMorgan Chase Bank LOC) (A-1+)
3.51%(b)(c)	11/07/07	18,330	18,330,000
Houston ISD GO (Schoolhouse Project) Series 2004 DN (PSF Guaranty, Bank of America N.A. SBPA) (A-1+, VMIG-1)
3.75%(b)	06/16/08	10,000	10,000,000
Houston ISD GO Municipal Securities Trust Certificates Series 2005A-234 DN (PSF Guaranty, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.51%(b)(c)	11/07/07	7,620	7,620,000
Houston ISD GO PUTTERS Series 2005 DN (PSF Guaranty, JPMorgan Chase & Co. LOC) (VMIG-1)
3.51%(b)(c)	11/07/07	5,315	5,315,000
Houston ISD GO TECP (DEPFA Bank Plc SBPA) (A-1+, P-1)
3.60%	11/07/07	15,000	15,000,000
Houston Water & Sewer System RB Municipal Trust Receipts Floaters Series 2007-2043 DN (MBIA Insurance, Branch Banking & Trust Co. Liquidity Facility) (VMIG-1)
3.51%(b)(c)	11/07/07	14,830	14,830,000
Houston Water & Sewer System RB Series 2007 ROC-RR-II-R-787 DN (FSA Insurance, Citigroup Financial Products Liquidity Facility) (VMIG-1)
3.52%(b)(c)	11/07/07	1,600	1,600,000
Judson ISD GO Municipal Trust Receipts Floaters Series 2007-1859 DN (PSF Guaranty, Wells Fargo Bank N.A. Liquidity Facility)
3.50%(b)(c)	11/07/07	3,940	3,940,000
Lamar Consolidation Independent School District GO Series 2007 ROC-II-R-10276 DN (PSF Insurance, Citigroup Financial Products Liquidity Facility) (A-1+)
3.51%(b)(c)	11/07/07	5,120	5,120,000
Lower Colorado River Authority RB MERLOTS Trust Receipts Series 2000 DN (FSA Insurance, Wachovia Bank N.A. SBPA) (Aaa, VMIG-1)
3.34%(b)(c)	11/07/07	2,000	2,000,000
Lower Colorado River Authority Series 2007A TECP (JPMorgan Chase & Co. SBPA)
3.65%	02/06/08	10,000	10,000,000
Lower Neches Valley Authority PCRB (Chevron USA, Inc. Project) Series 1987 DN (Chevron Corp. Guaranty) (A-1+, P-1)
3.79%(b)	02/15/08	9,395	9,395,000
North East ISD GO Series 2000 SG-143 DN (PSF Guaranty, Societe Generale Group Liquidity Facility)
3.49%(b)(c)	11/07/07	26,515	26,515,000
Pasadena ISD GO Munitops Trust Certificates Series 2006-57 DN (PSF Guaranty, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.50%(b)(c)	11/07/07	10,690	10,690,000
Socorro ISD GO Series 2005 ROC-RR-II-R-2222 DN (PSF Guaranty) (F-1+)
3.51%(b)(c)	11/07/07	2,480	2,480,000
Texas A&M University RB Series 2003 ROC-RR-II-R-4005 DN (Citigroup Financial Products Liquidity Facility) (VMIG-1)
3.51%(b)(c)	11/07/07	4,935	4,935,000
Texas Department of Transportation TECP (A-1+)
3.60%	11/02/07	10,000	10,000,000
Texas GO Eagle Series 2007A DN (Deutsche Bank Liquidity Facility) (A-1)
3.50%(b)(c)	11/07/07	5,000	5,000,000
Texas GO Eagle Trust Receipts Series 2006A-0126 DN (Citibank N.A. Liquidity Facility) (A-1+)
3.52%(b)(c)	11/07/07	5,700	5,700,000
Texas GO Municipal Trust Receipts Floaters Series 2005-1147 DN (Morgan Stanley Group SBPA) (F-1+)
3.50%(b)(c)	11/07/07	4,010	4,010,000
Texas GO Municipal Trust Receipts Floaters Series 2007-1873 DN (Morgan Stanley Group Liquidity Facility)
3.50%(b)(c)	11/07/07	6,665	6,665,000
Texas GO Series 2006-0122 DN (Citibank N.A. Liquidity Facility) (A-1+)
3.52%(b)(c)	11/07/07	7,650	7,650,000
Texas GO Series 2007 ROC-RR-II-R-9089 DN (Citigroup Financial Products Liquidity Facility) (VMIG-1)
3.51%(b)(c)	11/07/07	6,995	6,995,000
Texas GO Series 2007 ROC-RR-II-R-9090 DN (Citigroup Financial Products Liquidity Facility) (VMIG-1)
3.51%(b)(c)	11/07/07	4,285	4,285,000
Texas GO Series 2007 TRAN (SP-1+, MIG-1)
4.50%	08/28/08	70,000	70,453,794
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 ROC-RR-II-R-10014 DN (Dexia Credit Local Liquidity Facility) (A-1+, AA-)
3.58%(b)(c)	11/07/07	11,000	11,000,000
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 ROC-RR-II-R-10015 DN (Landesbank Hessen-Thueringen Girozentrale Liquidity Facility) (A-1, AA-)
3.58%(b)(c)	11/07/07	5,900	5,900,000
Texas Tech University RB Municipal Securities Trust Certificates Series 2002A DN (MBIA Insurance) (A-1)
3.50%(b)(c)	11/07/07	13,630	13,630,000

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	35

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
Texas (Continued)
Travis County Housing Finance Corp. Student Housing RB (College Houses Project) Series 2006 DN (Wachovia Bank N.A. LOC) (A-1+)
3.46%(b)	11/07/07	$5,425	$5,425,000
University of Texas RB MERLOTS Trust Receipts Series 2003B-14 DN (Wachovia Bank N.A. SBPA) (VMIG-1)
3.34%(b)(c)	11/07/07	6,230	6,230,000
University of Texas TECP (A-1+, P-1)
3.45%	12/03/07	10,000	10,000,000

			394,974,174

Vermont — 1.1%
Vermont Economic Development Authority RB (Green Mountain College Project) Series 2003A DN (KeyBank N.A. LOC)
3.51%(b)	11/07/07	7,775	7,775,000
Vermont Educational & Health Buildings Financing Agency RB (Mt. Ascutney Hospital Project) Series 2005A DN (TD Banknorth N.A. LOC) (VMIG-1)
3.47%(b)	11/07/07	4,830	4,830,000
Vermont Educational & Health Buildings Financing Agency RB (Porter Hospital Project) Series 2005A DN (TD Banknorth N.A. LOC)
3.49%(b)	11/07/07	3,900	3,900,000
Winooski Special Obligation Bonds Series 2006A DN (TD Banknorth N.A. LOC) (VMIG-1)
3.61%(b)	11/01/07	22,200	22,200,000

			38,705,000

Virginia — 0.4%
Albemarle County IDRB (Jefferson Scholars Foundation Project) Series 2007 DN (SunTrust Bank LOC) (VMIG-1)
3.26%(b)	11/07/07	4,500	4,500,000
Hampton Roads Regional Jail Authority Facilities RB Series 2004 ROC-RR-II-R-2156 MB (MBIA Insurance, Citibank N.A. Liquidity Facility) (MIG-1)
3.70%(b)(c)	11/01/07	4,190	4,190,000
Richmond Public Utility RB Series 1998A MB (FGIC Insurance) (AAA, Aaa)
5.12%	11/07/07	3,500	3,544,970
Virginia Public School Authority RB Series 2003 ROC-RR-II-R-4050 DN (Citigroup, Inc. Liquidity Facility) (A-1+)
3.51%(b)(c)	11/07/07	100	100,000
Virginia Resources Authority Clean Water RB Municipal Trust Receipts Floaters Series 2007-1860 DN (Wells Fargo Bank N.A. LOC) (VMIG-1)
3.50%(b)(c)	11/07/07	1,115	1,115,000

			13,449,970

Washington — 3.0%
King County GO Series 1997D MB (AA1, Aaa)
5.70%	11/07/07	1,000	1,020,138
King County School District RB (Highline Public Schools Project) Municipal Securities Trust Certificates Series 2002 DN (FGIC Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.50%(b)(c)	11/07/07	11,750	11,750,000
Seattle GO Municipal Securities Trust Certificates Series 2003 SGA-142 DN (Societe Generale Group SBPA, Bear Stearns Capital Markets Liquidity Facility) (A-1+)
3.32%(b)(c)	11/07/07	4,000	4,000,000
Seattle Municipal Light & Power RB MERLOTS Trust Receipts Series 2001A-56 DN (FSA Insurance, Wachovia Bank N.A. Liquidity Facility) (VMIG-1)
3.34%(b)(c)	11/07/07	7,350	7,350,000
Spokane County School District No. 081 GO Series 2003 ROC-RR-II-R-4000 DN (FSA Insurance, Citibank N.A. Liquidity Facility) (VMIG-1)
3.51%(b)(c)	11/07/07	3,530	3,530,000
Washington Economic Development Finance Authority RB Series 2006-1531 DN (Morgan Stanley Group LOC) (A-1)
3.50%(b)(c)	11/07/07	2,136	2,136,500
Washington GO MERLOTS Trust Receipts Series 2006 DN (Wachovia Bank N.A. SBPA) (A-1+)
3.34%(b)(c)	11/07/07	12,445	12,445,000
Washington GO Piper Jaffray Trust Certificates Series 2002G DN (Bank of New York LOC) (VMIG-1)
3.52%(b)(c)	11/07/07	5,170	5,170,000
Washington GO PUTTERS Series 2007-2284 DN (MBIA Insurance, JPMorgan Chase Bank Liquidity Facility) (VMIG-1)
3.49%(b)(c)	11/07/07	24,150	24,150,000
Washington GO Series 2007 ROC-RR-II-R-759PB DN (FSA Insurance, PB Capital Corp. Liquidity Facility)
3.52%(b)(c)	11/07/07	8,040	8,040,000
Washington Housing Finance Commission Non-Profit RB (Emerald Heights Project) Series 2003 DN (Bank of America N.A. LOC) (A-1+, VMIG-1)
3.58%(b)	11/01/07	23,520	23,520,000

			103,111,638

West Virginia — 0.1%

West Virginia Economic Development Authority RB (Juvenile Correctional Project) Municipal Securities Trust Certificates Series 2002A DN (MBIA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)

3.50%(b)(c)	11/07/07	4,990	4,990,000

Wisconsin — 2.1%
Southeast Wisconsin Professional Baseball Park RB MERLOTS Trust Receipts Series 2000Y DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.34%(b)(c)	11/07/07	5,280	5,280,000
Wisconsin GO Series 2007 MB (AAA, Aaa)
4.50%	06/16/08	11,000	11,050,232
Wisconsin Health & Educational Facilities Authority RB (Marshfield Project) Series 2006B DN (M & I Marshall & Ilsley Bank LOC)
3.47%(b)	11/07/07	28,500	28,500,000
Wisconsin Health & Educational Facilities Authority RB (Mercy Alliance, Inc. Project) Series 2007 DN (M & I Marshall & Ilsley Bank LOC)
3.47%(b)	11/07/07	4,545	4,545,000
Wisconsin Health & Educational Facilities Authority RB (Oakwood Village Project) Series 2000B DN (M & I Marshall & Ilsley Bank LOC) (A-1)
3.47%(b)	11/07/07	2,295	2,295,000
Wisconsin Health & Educational Facilities Authority RB (St. Joseph’s Community Hospital Project) Series 2001 DN (M & I Marshall & Ilsley Bank LOC) (A-1)
3.47%(b)	11/07/07	9,300	9,300,000
Wisconsin School Districts Cash Flow Management Program COP Series 2007A-1 BAN (U.S. Bank N.A. LOC) (MIG-1)
4.50%	09/18/08	2,300	2,316,989
Wisconsin TECP
3.50%	12/04/07	10,450	10,450,000

			73,737,221

See accompanying notes to financial statements.

36	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments (concluded)	MuniFund
(Percentages shown are based on Net Assets)

			Value
TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 99.5% (Cost $3,470,827,865)			$3,470,827,865

	Maturity	Par (000)
Affiliated Investments — 2.9%
Alaska — 0.3%
Alaska Housing Finance Corp. RB (Housing Development Project) Series 2002D DN (MBIA Insurance) (A-1+, VMIG-1)
3.45%(b)	11/07/07	$10,000	10,000,000

Florida — 0.1%
Pinellas County HFA RB Series 2004A DN (CDC Municipal Products, Inc. SBPA, Rabobank Guaranty) (VMIG-1)
3.56%(b)(c)	11/07/07	2,130	2,130,000

Kentucky — 0.8%
Kentucky Economic Development Finance Authority RB P-Float Trust Receipts (Hospital Facilities Project) Series 2001-509 DN (Merrill Lynch & Co. SBPA, National Australia Bank Ltd. LOC) (A-1)
3.63%(b)(c)(e)	11/07/07	27,520	27,520,000

Multi-State — 0.2%
Municipal Securities Pool Trust Receipts RB Series 2004-17 DN (Multiple Insurers, Societe Generale Group SBPA) (A-1+)
3.56%(b)(c)	11/07/07	5,370	5,370,000
Municipal Securities Pool Trust Receipts RB Series 2004-18 DN (Multiple Insurers, Societe Generale Group SBPA) (A-1+)
3.56%(b)(c)	11/07/07	2,590	2,590,000

			7,960,000

New Jersey — 0.1%
New Jersey Economic Development Authority RB P-Float Trust Receipts Series 2004 MT-035 DN (Assured Guaranty Ltd. Insurance, Landesbank Hessen-Thueringen Girozentrale SBPA) (A-1)
3.46%(b)(c)	11/07/07	2,200	2,200,000
New Jersey Health Care Facilities Financing Authority RB P-Float Trust Receipts Series 2001 PT-1319 DN (AMBAC Insurance, Merrill Lynch Capital Services SBPA) (A-1)
3.51%(b)(c)(e)	11/07/07	2,320	2,320,000

			4,520,000

New York — 0.1%
Triborough Bridge & Tunnel Authority RB P-Float Trust Receipts Series 2002 PA-956 DN (Merrill Lynch Capital Services Liquidity Facility) (A-1+)
3.48%(b)(c)(e)	11/07/07	5,000	5,000,000

Ohio — 0.1%
Hamilton County Hospital Facilities RB P-Float Trust Receipts Series 2001 PT-507 DN (Merrill Lynch & Co. Guaranty) (A-1+)
3.63%(b)(c)(e)	11/07/07	3,845	3,845,000

Pennsylvania — 0.5%
Delaware Valley Regional Finance Authority Local Government RB Series 2003 PT-749 DN (Landesbank Hessen-Thueringen Girozentrale SBPA) (A-1+)
3.50%(b)(c)	11/07/07	8,815	8,815,000
Pennsylvania Higher Educational Facilities Authority RB P-Float Trust Receipts Series 2004 MT-042 DN (Lloyds TSB Bank Plc LOC, Merrill Lynch Capital Services SBPA) (F-1+)
3.54%(b)(c)(e)	11/07/07	7,100	7,100,000

			15,915,000

Virginia — 0.7%
Chesterfield County IDRB P-Float Trust Receipts Series 2003 PT-886 DN (Merrill Lynch & Co. Guaranty) (F-1+)
3.63%(b)(c)(e)	11/07/07	24,995	24,995,000

TOTAL AFFILIATED INVESTMENTS (Cost $101,885,000)			101,885,000

TOTAL INVESTMENTS IN SECURITIES — 102.4% (Cost $3,572,712,865(a))			3,572,712,865

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%			(82,450,152)

NET ASSETS — 100.0%			$3,490,262,713

(a)	Aggregate cost for federal income tax purposes.
(b)	Rates shown are the rates as of October 31, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of October 31, 2007, the Fund held 44.5% of its net assets, with a current market value of $1,553,811,500, in securities restricted as to resale.

(d)	When-issued security.
(e)	Security insured by an affiliate.

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	37

Schedule of Investments As of October 31, 2007	MuniCash
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds — 93.2%
Alabama — 3.7%
Alabama Housing Financing Authority Single Family Mortgage RB Series 2006H AMT DN (Bayerische Landesbank Girozentrale Guaranty) (Aa2, VMIG-1)
3.62%(b)	11/07/07	$2,845	$2,845,000
Brundidge IDRB (Carter Brothers Project) Series 2001 AMT DN (Wachovia Bank N.A. LOC)
3.60%(b)	11/07/07	855	855,000
Columbia IDRB (Alabama Power Co. Project) Series 1995B DN (The Southern Co. Guaranty) (A-1, VMIG-1)
3.57%(b)	11/01/07	6,800	6,800,000
Jefferson County Economic IDRB (Conversion Technologies Project) Series 2006A AMT DN (First Commercial Bank LOC) (F-1)
3.53%(b)	11/07/07	1,365	1,365,000
Jefferson County GO Warrants Series 2001B DN (JPMorgan Chase & Co. Guaranty, Bayerische Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
3.55%(b)	11/01/07	3,835	3,835,000
Southeast Alabama Gas District RB (Supply Project) Series 2007A DN (Societe Generale Group SBPA) (VMIG-1)
3.58%(b)	11/01/07	18,910	18,910,000
Tuscaloosa IDRB Series 2000A AMT DN (Wachovia Bank N.A. LOC)
3.60%(b)	11/07/07	1,235	1,235,000
Vestavia Hills GO Series 2004B DN (Wachovia Bank N.A. LOC) (VMIG-1)
3.53%(b)	11/07/07	1,735	1,735,000

			37,580,000

Arizona — 1.7%
Cochise County Solid Waste Disposal PCRB (Arizona Natural Utilities Co-op, Inc. Project) Series 1994 AMT DN (A-1, VMIG-1)
3.75%(b)	03/03/08	3,300	3,300,000
Maricopa County IDA Single Family Mortgage RB Series 2005A AMT DN (Banque Nationale de Paribas SBPA) (A-1+, VMIG-1)
3.57%(b)(c)	11/07/07	7,000	7,000,000
Phoenix IDA Multi-Family Housing RB P-Float Trust Receipts Series 2005-PT-2940 AMT DN (Merrill Lynch & Co. SBPA)
3.54%(d)	09/07/06	7,110	7,110,000

			17,410,000

Arkansas — 0.5%
Arkansas Development Finance Authority Single Family Mortgage RB (Mortgage Backed Securities Program) Series 2006E AMT DN (State Street Bank & Trust Co. LOC) (A-1+)
3.51%(b)	11/07/07	5,000	5,000,000

California — 2.5%
California GO PUTTERS Series 2007-1695 DN (JPMorgan Chase Bank Liquidity Facility) (A-1, P-1)
3.59%(b)(c)	11/07/07	470	470,000
California GO Series 2007 RAN (A-1, P-1)
4.00%	06/30/08	20,000	20,081,800
California Housing Finance Agency Home Mortgage RB Series 2006C DN (Calyon Bank SBPA) (A-1+, VMIG-1)
3.55%(b)	11/01/07	100	100,000
Folsom Public Financing Authority Special Tax RB Municipal Trust Receipts Floaters Series 2007K-47 DN (AMBAC Insurance, Lehman Liquidity Co. Liquidity Facility) (VMIG-1)
3.23%(b)(c)	11/07/07	750	750,000
Sacramento Housing Authority Multi-Family Housing RB Series 2002F AMT DN (Federal National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. LOC) (A-1+, VMIG-1)
3.46%(b)	11/07/07	3,700	3,700,000

			25,101,800

Colorado — 0.5%
El Paso County Single Family Mortgage RB Series 2007C-44 AMT DN (Bank of New York LOC) (VMIG-1)
3.39%(b)(c)	11/07/07	5,375	5,375,000

District of Columbia — 1.0%
Metropolitan Airport Authority System RB PUTTERS Series 2007-2070 AMT DN (MBIA Insurance, JPMorgan Chase & Co. Liquidity Facility) (A-1+, AAA)
3.77%(b)(c)	11/07/07	10,000	10,000,000

Florida — 8.7%
Florida Gas Utilities RB (Gas Supply Project 2-A-1) Series 2006 DN (Multiple SBPA’s) (A-1+, VMIG-1)
3.43%(b)	11/07/07	54,200	54,200,000
Greater Orlando Aviation Authority RB (Special Purpose Cessna Aircraft Project) Series 2001 AMT DN (Textron, Inc. Guaranty) (A-2, P-1)
4.36%(b)	11/07/07	7,000	7,000,000
Jacksonville Economic Development Commission IDRB (Glasfloss Industries, Inc. Project) Series 2002 AMT DN (Huntington National Bank LOC)
3.70%(b)	11/07/07	1,770	1,770,000
Jacksonville Economic Development Commission IDRB (Tremron Jacksonville Project) Series 2000 AMT DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.58%(b)	11/07/07	1,650	1,650,000
Jacksonville Health Facilities Authority Hospital RB (Baptist Medical Center Project) Series 2001 DN (Wachovia Bank N.A. LOC) (A-1)
3.55%(b)	11/01/07	4,075	4,075,000
Jacksonville Health Facilities Authority Hospital RB (Charity Obligation Group Project) Series 1997C DN (MBIA Insurance, Bank of America N.A. Liquidity Facility) (A-1+, VMIG-1)
3.55%(b)	11/01/07	7,720	7,720,000
Lee County IDRB (Raymond Building Supply Corp. Project) Series 1997 AMT DN (SunTrust Bank LOC)
3.40%(b)	11/07/07	2,090	2,090,000
Miami Dade County Expressway Toll RB Series 2006-1004 DN (AMBAC Insurance, Bank of New York SBPA) (A-1+)
3.51%(b)(c)	11/07/07	3,400	3,400,000
Orange County Housing Finance Authority Multi-Family Housing RB Series 2007A AMT DN (Washington Mutual Liquidity Facility) (VMIG-1)
3.52%(b)	11/07/07	6,000	6,000,000

			87,905,000

Georgia — 1.2%
Clayton County Housing Authority Multi-Family Housing RB (Providence Place Apartments Project) Series 2006 AMT DN (AmSouth Bank of Alabama LOC) (VMIG-1)
3.51%(b)	11/07/07	300	300,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997A AMT DN (Wachovia Bank N.A. LOC)
3.53%(b)	11/07/07	1,000	1,000,000

See accompanying notes to financial statements.

38	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
Georgia (Continued)
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997B DN (Wachovia Bank N.A. LOC)
3.53%(b)	11/07/07	$1,000	$1,000,000
Laurens County IDRB (Aladdin Manufacturing Corp. Project) Series 1997 AMT DN (Wachovia Bank N.A. LOC)
3.53%(b)	11/07/07	1,000	1,000,000
Macon-Bibb County IDRB (Battle Lumber Co., Inc. Project) Series 2007 DN (U.S. Bank N.A. LOC) (VMIG-1)
3.53%(b)	11/07/07	5,500	5,500,000
Whitefield County Educational Development Authority RB (Aladdin Solid Waste Disposal Project) Series 1999 AMT DN (Wachovia Bank N.A. LOC)
3.53%(b)	11/07/07	3,100	3,100,000

			11,900,000

Illinois — 4.0%
Chicago IDRB (Promise Candy Project) Series 2001 AMT DN (LaSalle Bank N.A. LOC)
3.56%(b)	11/07/07	3,060	3,060,000
Chicago Multi-Family Housing RB Munitops Trust Certificates Series 2006 AMT DN (ABN-AMRO Bank N.V. LOC) (VMIG-1)
3.55%(b)(c)	11/07/07	6,955	6,955,000
Chicago Single Family Mortgage RB MERLOTS Trust Receipts Series 2007C-46 DN (Bank of New York LOC) (VMIG-1)
3.39%(b)(c)	11/07/07	5,370	5,370,000
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 DN (LaSalle Bank N.A. LOC) (A-1+)
3.63%(b)	11/07/07	1,565	1,565,000
Illinois Development Finance Authority IDRB (Cano Packaging Corp. Project) Series 2001 AMT DN (LaSalle Bank N.A. LOC)
3.61%(b)	11/07/07	1,910	1,910,000
Illinois Development Finance Authority IDRB (Freedman Seating Co. Project) Series 2005 AMT DN (LaSalle Bank N.A. LOC) (A-1)
3.55%(b)	11/07/07	2,240	2,240,000
Illinois Development Finance Authority IDRB (Harbortown Industries Project) Series 2000A AMT DN (LaSalle Bank N.A. LOC)
3.57%(b)	11/07/07	2,000	2,000,000
Illinois Development Finance Authority IDRB (Mason Corp. Project) Series 2000A AMT DN (LaSalle Bank N.A. LOC)
3.57%(b)	11/07/07	4,155	4,155,000
Illinois Educational Facilities Authority RB Series 2007 1B-3 TECP (Dexia Bank LOC) (A-1+)
3.66%	05/06/08	7,000	7,000,000
Illinois Finance Authority RB (Alternative Behavior Treatment Project) Series 2005 DN (JPMorgan Chase Bank LOC)
3.38%(b)	11/07/07	3,050	3,050,000
Illinois Housing Development Authority RB Series 2007H-2 AMT DN (A-1+, VMIG-1)
3.48%	11/07/07	2,000	2,000,000
Upper River Valley IDRB (Advanced Drainage System Project) Series 2002 AMT DN (National City Bank N.A. LOC)
3.56%(b)	11/07/07	1,400	1,400,000

			40,705,000

Indiana — 4.2%
Anderson Economic Development RB (Printer Zink, Inc. Project) Series 2004A AMT DN (U.S. Bank N.A. LOC) (A-1+)
3.60%(b)	11/07/07	1,780	1,780,000
Elkhart County Industrial Economic Development RB (Four Seasons Manufacturing, Inc. Project) Series 2000 AMT DN (National City Bank N.A. LOC)
3.61%(b)	11/07/07	885	885,000
Fort Wayne Economic Development Authority RB (Advanced Machine & Tool Project) Series 2001 AMT DN (National City Bank N.A. LOC)
3.61%(b)	11/07/07	1,370	1,370,000
Huntingburg Multi-Family Housing RB (Lincoln Village Apartments Project) Series 2000 AMT DN (Federal Home Loan Bank Guaranty)
3.58%(b)	11/07/07	2,250	2,250,000
Indiana Bond Bank RB (Advanced Funding Program) Series 2007A RAN (Bank of New York LOC) (SP-1+)
4.25%	01/31/08	3,800	3,805,491
Indiana Bond Bank RB (Mid-Year Funding Program) Series 2007A RAN (Bank of New York LOC) (SP-1+)
4.50%	05/20/08	4,500	4,517,925
Indiana Economic Development Finance Authority IDRB (Republic Services, Inc. Project) Series 2005 AMT DN (VMIG-2)
3.61%(b)	11/01/07	5,300	5,300,000
Indiana Economic Development Finance Authority RB (IVC Industrial Coatings, Inc. Project) Series 2000 AMT DN (Bank One N.A. LOC)
3.59%(b)	11/07/07	3,800	3,800,000
Indiana Economic Development Finance Authority RB (Saroyan Hardwoods, Inc. Project) Series 1994 AMT DN (Fifth Third Bank N.A. LOC)
3.88%(b)	11/07/07	500	500,000
Indiana Finance Authority RB PUTTERS Series 2006-1642 DN (JPMorgan Chase Bank Liquidity Facility) (VMIG-1)
3.51%(b)(c)	11/07/07	7,000	7,000,000
Indiana Housing & Community Development Authority Single Family Mortgage RB Series 2006E-2 AMT RAN (Rabobank Guaranty) (MIG-1, F-1+)
3.62%	12/20/07	3,210	3,210,000
Jeffersonville Economic Development Authority RB (Scansteel Project) Series 1998 AMT DN (National City Bank N.A. LOC, JPMorgan Chase Bank SBPA)
3.66%(b)	11/07/07	840	840,000
Kendallville Economic Developmental Authority RB (Parts Finishing Group Project) Series 2006 AMT DN (Huntington National Bank LOC)
3.70%(b)	11/07/07	2,725	2,725,000
Orleans Economic Development RB (Almana LLC Project) Series 1995 AMT DN (Bank One N.A. LOC)
3.60%(b)	11/07/07	900	900,000
Scottsburg Economic Development Authority RB (American Plastic Corp. Project) Series 2000 AMT DN (National City Bank N.A. LOC)
3.66%(b)	11/07/07	775	775,000
St. Joseph County Industrial Economic Development RB (Midcorr Land Development LLC Project) Series 2002 DN (National City Bank N.A. LOC)
3.56%(b)	11/07/07	3,065	3,065,000

			42,723,416

Iowa — 0.5%
Clear Lake Development RB (Joe Corbis Pizza Project) Series 2006 AMT DN (M&T Bank Corp. LOC) (A-1)
3.58%(b)	11/07/07	3,535	3,535,000

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	39

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
Iowa (Continued)
Dallas County IDRB (Sioux City Brick Project) Series 2000A AMT DN (Firstar Bank N.A. LOC)
3.73%(b)	11/07/07	$1,000	$1,000,000

			4,535,000

Kansas — 0.2%
Kansas Development Finance Authority RB (Delaware Highlands Project) Series 2005C AMT DN (Federal Home Loan Bank LOC, Arvest Bank LOC)
3.53%(b)	11/07/07	2,250	2,250,000

Kentucky — 2.8%
City of Wilder Industrial Building RB (Saratoga Investments LP Project) Series 1998 AMT DN (Fifth Third Bank N.A. LOC)
3.63%(b)	11/07/07	785	785,000
Dayton IDRB (Ramkat Enterprise Project) Series 2001 AMT DN (Peoples Bank LOC, Firstar Bank N.A. LOC)
3.68%(b)	11/07/07	945	945,000
Elsmere IDRB (International Mold Steel, Inc. Project) Series 1996 AMT DN (U.S. Bank N.A. LOC)
3.63%(b)	11/07/07	1,010	1,010,000
Jefferson County Industrial Building RB (Atlas Machine & Supply Co. Project) Series 1999 AMT DN (Bank One N.A. LOC)
3.73%(b)	11/07/07	3,320	3,320,000
Kentucky Economic Development Finance Authority Solid Waste Disposal RB (Republic Services, Inc. Project) Series 2005 AMT DN (A-2)
3.73%(b)	11/07/07	7,400	7,400,000
Louisville & Jefferson County Kentucky Regional Airport Authority Special Facilities RB (UPS Worldwide Forwarding Project) Series 1999B AMT DN (A-1+, VMIG-1)
3.60%(b)	11/01/07	5,900	5,900,000
Pulaski County Solid Waste Disposal RB (National Rural Utilities for East Kentucky Power Project) Series 1993B AMT DN (National Rural Utilities Guaranty) (VMIG-1)
3.75%(b)	02/15/08	8,500	8,500,000

			27,860,000

Louisiana — 1.9%
Donaldsonville IDRB (John Folse & Co., Inc. Project) Series 2003 DN (AmSouth Bank LOC)
3.53%(b)	11/07/07	2,150	2,150,000
East Baton Rouge RB Morgan Keegan Municipal Products, Inc. Trust Receipts Series 2007A AMT DN (Transamerica Life Insurance Co. Guaranty, Lloyds TSB Band Plc SBPA) (A-1+)
3.57%(b)(c)	11/07/07	3,000	3,000,000
Louisiana Housing Finance Agency RB (Housing Restoration Project) Series 2002A AMT DN (Regions Bank LOC) (A-1)
3.56%(b)	11/07/07	2,050	2,050,000
Louisiana Local Government Enviromental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000A DN (A-1+)
3.32%(b)	11/07/07	6,000	6,000,000
Louisiana Local Government Enviromental Facilities Community Development Authority RB (Ouachita Christian School, Inc. Project) Series 2002 DN (Bank One N.A. LOC)
3.68%(b)	11/07/07	1,140	1,140,000
New Orleans Finance Authority RB Morgan Keegan Municipal Products, Inc. Municipal Trust Receipts Floaters Series 2006G AMT DN (Lloyds TSB Bank Plc LOC) (A-1+)
3.57%(b)(c)	11/07/07	2,500	2,500,000
North Webster Parish IDRB (CSP Project) Series 2001 AMT DN (Regions Bank LOC)
3.53%(b)	11/07/07	2,425	2,425,000

			19,265,000

Maine — 1.1%
Maine Finance Authority RB (Brunswick Publishing Project) Series 2005 AMT DN (SunTrust Bank LOC) (A-1+)
3.53%(b)	11/07/07	1,800	1,800,000
Maine Housing Authority Mortgage Purchase RB Series 2006H AMT DN (A-1+, VMIG-1)
3.62%(b)	12/17/07	9,000	9,000,000

			10,800,000

Maryland — 2.6%
Maryland Community Development Administration RB Municipal Securities Trust Certificates Series 2007-7057 AMT DN (Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.55%(b)(c)	11/07/07	4,650	4,650,000
Maryland Economic Development Corp. RB (Acadia Todds Lane LLC Facilities Project) Series 2006 AMT DN (M&T Bank Corp. LOC) (A-1)
3.53%(b)	11/07/07	5,650	5,650,000
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Facilities Project) Series 2007 AMT DN (Manufacturers & Traders Trust Co. LOC) (A-1)
3.53%(b)	11/07/07	5,490	5,490,000
Maryland Economic Development Corp. RB (Joe Corbis Pizza Project) Series 2000 AMT DN (M&T Bank Corp. LOC) (A-1)
3.58%(b)	11/01/07	870	870,000
Maryland Economic Development Corp. RB (Lithographing Co. Project) Series 2001 AMT DN (M&T Bank Corp. LOC) (A-1)
3.53%(b)	11/07/07	1,920	1,920,000
Maryland Economic Development Corp. RB (Pharmaceutics International Project) Series 2001A AMT DN (M&T Bank Corp. LOC) (A-1)
3.58%(b)	11/07/07	4,960	4,960,000
Maryland Economic Development Corp. RB (Redrock LLC Facilities Project) Series 2002 DN (M&T Bank Corp. LOC) (VMIG-1)
3.58%(b)	11/07/07	2,200	2,200,000

			25,740,000

Michigan — 6.4%
Detroit Economic Development Authority RB MERLOTS Trust Receipts Series 2001A-90 AMT DN (AMBAC Insurance, Wachovia Bank N.A. LOC) (VMIG-1)
3.42%(b)(c)	11/07/07	2,500	2,500,000
Detroit GO Series 2007 TAN (Scotiabank LOC) (SP-1+)
4.50%	03/01/08	3,000	3,007,642
Detroit Sewer & Disposal Authority RB Series 2001E MB (FGIC Insurance, DEPFA Bank Plc Liquidity Facility) (A-1+, MIG-1)
3.74%(b)	07/10/08	4,000	4,000,000
Michigan Municipal Bond Authority GO Series 2007B-2 RAN (Scotiabank LOC) (SP-1+)
4.50%	08/20/08	4,400	4,427,827
Michigan Strategic Fund Ltd. Obligation RB (America Group LLC Project) Series 2000 AMT DN (Bank One N.A. LOC)
3.58%(b)	11/07/07	3,200	3,200,000

See accompanying notes to financial statements.

40	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
Michigan (Continued)
Michigan Strategic Fund Ltd. Obligation RB (Bayloff Properties Project) Series 1998 AMT DN (National City Bank N.A. LOC)
3.66%(b)	11/07/07	$1,000	$1,000,000
Michigan Strategic Fund Ltd. Obligation RB (Conway Products Project) Series 2001 AMT DN (Comerica Bank N.A. LOC)
3.61%(b)	11/07/07	1,730	1,730,000
Michigan Strategic Fund Ltd. Obligation RB (Dow Chemical Project) Series 2003B-1 DN (A-2, P-2)
3.80%(b)	11/07/07	450	450,000
Michigan Strategic Fund Ltd. Obligation RB (G&B Tech LLC Project) Series 2005 AMT DN (Huntington National Bank LOC)
3.70%(b)	11/07/07	1,570	1,570,000
Michigan Strategic Fund Ltd. Obligation RB (Hannah Technical Project) Series 2002 AMT DN (Comerica Bank N.A. LOC)
3.61%(b)	11/07/07	3,200	3,200,000
Michigan Strategic Fund Ltd. Obligation RB (John A Van Bosch Co. Project) Series 2006 AMT DN (Huntington National Bank LOC)
3.70%(b)	11/07/07	2,000	2,000,000
Michigan Strategic Fund Ltd. Obligation RB (K&K Management Co. Project) Series 2000 AMT DN (Huntington National Bank LOC)
3.73%(b)	11/07/07	1,000	1,000,000
Michigan Strategic Fund Ltd. Obligation RB (Kay Screen Printing, Inc. Project) Series 2000 AMT DN (Bank One N.A. LOC)
3.73%(b)	11/07/07	2,720	2,720,000
Michigan Strategic Fund Ltd. Obligation RB (Midwest Glass Fabricators, Inc. Project) Series 2001 DN (Huntington National Bank LOC)
3.70%(b)	11/07/07	1,870	1,870,000
Michigan Strategic Fund Ltd. Obligation RB (PFG Enterprises, Inc. Project) Series 2001 AMT DN (Huntington National Bank LOC)
3.73%(b)	11/07/07	200	200,000
Michigan Strategic Fund Ltd. Obligation RB (Pyper Products Corp. Project) Series 2002 AMT DN (Comerica Bank N.A. LOC)
3.61%(b)	11/07/07	2,335	2,335,000
Michigan Strategic Fund Ltd. Obligation RB (Saginaw Production Corp. Project) Series 2001 AMT DN (Comerica Bank N.A. LOC)
3.61%(b)	11/07/07	2,180	2,180,000
Michigan Strategic Fund Ltd. Obligation RB (Total Business Systems Project) Series 1998 AMT DN (Comerica Bank N.A. LOC)
3.61%(b)	11/07/07	2,100	2,100,000
Oakland County Economic Development Corp. RB (Exhibit Enterprises, Inc. Project) Series 2004 AMT DN (Comerica Bank N.A. LOC)
3.61%(b)	11/07/07	6,550	6,550,000
Oakland County Economic Development Corp. RB (Glass & Mirror Craft Industries, Inc. Project) Series 2000 AMT DN (Bank One N.A. LOC)
3.56%(b)	11/07/07	3,600	3,600,000
Wayne State University RB Munitops Trust Certificates Series 2006-61 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+)
3.50%(b)(c)	11/07/07	4,215	4,215,000
Zeeland Hospital Finance Authority RB (Zeeland Community Hospital Project) Series 2004 DN (Huntington National Bank LOC) (A-2)
3.60%(b)	11/07/07	10,300	10,300,000

			64,155,469

Minnesota — 1.2%
Becker GO (Various Certificates) Series 2004 AMT DN (Bank of New York LOC) (A-1+, VMIG-1)
3.55%(b)(c)	11/07/07	9,995	9,995,000
Becker IDRB (Plymouth Foam Project) Series 2004 DN (Associated Bank N.A. LOC)
3.56%(b)	11/07/07	1,770	1,770,000

			11,765,000

Missouri — 1.8%
Bridgeton IDRB (Gold Dust LLC Project) Series 2000A AMT DN (Commerce Bank N.A. LOC)
3.63%(b)	11/07/07	1,565	1,565,000
Missouri Development Finance Board RB (Kopytek Printing Project) Series 2007 AMT DN (M & I Marshall & Ilsley Bank LOC) (A-1)
3.57%(b)	11/07/07	4,000	4,000,000
Palmyra IDA Solidwaste Disposal RB (BASF Corp. Project) Series 2002 AMT DN (BASF Aktiengesellsch Liquidity Facility) (A-1+)
3.32%(b)	11/07/07	4,000	4,000,000
St. Charles County IDRB (Austin Machine Co. Project) Series 2003A DN (Bank of America N.A. LOC)
3.58%(b)	11/07/07	1,720	1,720,000
St. Charles County IDRB (Patriot Machine, Inc. Project) Series 2002 AMT DN (U.S. Bank N.A. LOC)
3.60%(b)	11/07/07	3,185	3,185,000
St. Louis IDRB Series 2005A AMT DN (M & I Marshall & Ilsley Bank LOC) (A-1)
3.58%(b)	11/07/07	3,480	3,480,000

			17,950,000

Montana — 0.1%
Montana Housing Board RB MERLOTS Trust Receipts Series 2002A-19 AMT DN (Wachovia Bank N.A. LOC) (VMIG-1)
3.39%(b)(c)	11/07/07	1,205	1,205,000

Multi-State — 3.8%
Clipper Tax-Exempt Certificates Trust RB (Certified Partner Multi-State Project) Series 2005-31 DN (AMBAC Insurance, FSA Insurance, State Street Bank & Trust Co. SBPA) (VMIG-1)
3.55%(b)(c)	11/07/07	11,509	11,509,000
Federal Home Loan Mortgage Corp. Variable Rate Demand Certificates (Multi-Family Housing Project) Series 2005A-M005 AMT DN (Federal Home Loan Mortgage Corp. Guaranty) (AAA)
3.67%(b)	11/07/07	22,591	22,590,669
Lehman RB Municipal Trust Receipts Floaters Series 2007-P13 DN (Multiple Insurers, Lehman Liquidity Co. Liquidity Facility)
3.64%(b)(c)	11/01/07	2,500	2,500,000

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	41

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
Multi-State (Continued)
UBS Municipal Certificates GO Series 2007 DN (Multiple Insurers, Bank Nationale de Paribas Liquidity Facility) (A-1+)
3.53%(b)(c)	11/07/07	$2,080	$2,080,000

			38,679,669

New Hampshire — 0.2%
New Hampshire Business Finance Authority Industrial Facilities RB (Felton Brush, Inc. Project) Series 1997 AMT DN (KeyBank N.A. LOC) (VMIG-1)
3.40%(b)	11/07/07	845	845,000
New Hampshire Business Finance Authority Industrial Facilities RB (JMT Properties LLC Project) Series 2002 AMT DN (M&T Bank Corp. LOC) (A-1)
3.35%(b)	11/07/07	1,645	1,645,000

			2,490,000

New Jersey — 0.4%
New Jersey Economic Development Authority RB Series 2004 ROC-RR-II-R-309 DN (Assured Guaranty Ltd. Insurance, Citibank N.A. Liquidity Facility) (VMIG-1)
3.51%(b)(c)	11/07/07	3,330	3,330,000
University Medicine & Dentistry RB Series 2002B DN (AMBAC Insurance, Fleet National Bank SBPA) (VMIG-1)
3.43%(b)	11/07/07	300	300,000

			3,630,000

New Mexico — 0.2%
New Mexico Mortgage Finance Authority RB Series 2007-56TP AMT DN (The Goldman Sachs Group, Inc. Liquidity Facility) (A-1)
3.52%(b)(c)	11/07/07	2,200	2,200,000

New York — 4.6%
Lewis County IDRB (Climax Manufacturing Co. Project) Series 2000 AMT DN (M&T Bank Corp. LOC) (A-1, VMIG-1)
3.55%(b)	11/07/07	1,230	1,230,000
Metropolitan Transportation Authority RB (Dedicated Tax Fund Project) Series 2002B DN (FSA Insurance, Dexia Credit Local SBPA) (A-1+)
3.40%(b)	11/07/07	12,700	12,700,000
New York City IDA Special Facilities RB (Air Express International Corp. Project) Series 1997 AMT DN (Citibank N.A. LOC) (A-1+)
3.33%(b)	11/07/07	5,000	5,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2005AA-1 DN (State Street Bank & Trust Co. SBPA) (A-1+, VMIG-1)
3.50%(b)	11/01/07	19,600	19,600,000
New York Power Authority Series 2007-1 TECP (Bank of Nova Scotia LOC) (A-1, P-1)
3.72%	11/20/07	5,000	5,000,000
Ulster IDRB (Viking Industries, Inc. Project) Series 1998A AMT DN (KeyBank N.A. LOC)
3.40%(b)	11/07/07	1,090	1,090,000
Yates County IDRB (Coach & Equipment Manufacturing Corp. Project) Series 2000A AMT DN (M&T Bank Corp. LOC) (A-1+)
3.55%(b)	11/07/07	1,595	1,595,000

			46,215,000

North Carolina — 1.5%
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2005B DN (Bank of America N.A. SBPA) (A-1+, VMIG-1)
3.55%(b)	11/01/07	700	700,000
Cleveland County Industrial Facilities & Pollution Control Financing Authority RB (Chris Craft Corp. Project) Series 2007 AMT DN (Regions Bank LOC) (A-1)
3.50%(b)	11/07/07	4,905	4,905,000
Mecklenburg County Industrial Facilities PCRB (Piedmont Plastics Project) Series 1997 AMT DN (Branch Banking & Trust Co. LOC) (Aa3, VMIG-1)
3.58%(b)	11/07/07	1,000	1,000,000
North Carolina Housing Finance Agency RB Series 2002 ROC-RR-II-R-175 AMT DN (Citibank N.A. Liquidity Facility) (VMIG-1)
3.59%(b)(c)	11/07/07	2,075	2,075,000
North Carolina Port Authority RB (Wilmington Bulk LLC Project) Series 2001A AMT DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.58%(b)	11/07/07	1,165	1,165,000
North Carolina Port Authority RB Series 2006A-2 AMT DN (Bank of America N.A. LOC) (VMIG-1)
3.35%(b)	11/07/07	1,100	1,100,000
Rutherford County Industrial Facilities PCRB (Thieman Metal Technology Project) Series 1998 AMT DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.58%(b)	11/07/07	1,650	1,650,000
Sampson County Industrial Facilities PCRB (Dubose Strapping, Inc. Project) Series 2003 AMT DN (Wachovia Bank N.A. LOC)
3.60%(b)	11/07/07	2,160	2,160,000
Wake County HFA RB (Casa Melvid Multi-Family Housing Project) Series 2001A AMT DN (SunTrust Bank LOC) (VMIG-1)
3.36%(b)	11/07/07	700	700,000

			15,455,000

North Dakota — 0.6%
Mercer County Solid Waste Disposal RB (National Rural Utilities United Power Project) Series 1993U AMT DN (National Rural Utilities LOC) (A-1, P-1)
3.78%(b)	11/07/07	5,000	5,000,000
North Dakota Housing Finance Agency RB Series 2001A-19 AMT DN (Wachovia Bank N.A. LOC) (VMIG-1)
3.39%(b)(c)	11/07/07	1,285	1,285,000

			6,285,000

Ohio — 5.2%
Akron Income Tax RB (Community Learning Centers Project) Munitops Trust Certificates Series 2004A DN (FGIC Insurance, ABN-AMRO Bank N.V. SBPA) (A-1, F-1+)
3.50%(b)(c)	11/07/07	2,000	2,000,000
American Municipal Power, Inc. GO (Cleveland Public Power Project) Series 2007 BAN
3.78%	08/14/08	1,000	1,000,000
Butler County Economic Development RB (Great Miami Valley YMCA Project) Series 2000 DN (U.S. Bank N.A. LOC)
3.47%(b)	11/07/07	2,490	2,490,000
Cambridge City Hospital Facilities Authority RB (Regional Medical Center Project) Series 2001 DN (National City Bank N.A. LOC) (VMIG-1)
3.47%(b)	11/07/07	1,800	1,800,000
Cuyahoga County RB (Great Lakes Brewing Co. Project) Series 2007 AMT DN (Huntington National Bank LOC)
3.70%(b)	11/07/07	1,000	1,000,000
Dayton-Montgomery County Port Authority RB (DHL 2007 Project) Series 2007C AMT DN (Deutsche Post AG Guaranty) (A-1, VMIG-1)
3.42%(b)	11/07/07	9,000	9,000,000

See accompanying notes to financial statements.

42	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
Ohio (Continued)
Delaware County Economic Development RB (The Columbus Zoological Park Association, Inc. Project) Series 2003 DN (Huntington National Bank LOC)
3.60%(b)	11/07/07	$10	$10,000
Delaware County IDRB (Air Waves, Inc. Project) Series 1995 DN (KeyBank N.A. LOC)
3.40%(b)	11/07/07	320	320,000
Dover GO (Municipal Electric Systems Improvements Project) Series 2007 BAN
4.25%	06/05/08	485	486,468
Franklin County Health Care Facilities RB (Heritage Day Health Centers Project) Series 2002 DN (Huntington National Bank LOC)
3.60%(b)	11/07/07	735	735,000
Licking County GO Series 2006 BAN
4.25%	11/28/07	480	480,222
Mahoning County IDRB (Serra Land Project) Series 1997 AMT DN (KeyBank N.A. LOC)
3.40%(b)	11/07/07	895	895,000
Mason GO (Downtown Improvements Project) Series 2007 BAN
4.50%	06/04/08	1,685	1,692,668
Montgomery County RB (Catholic Health Project) Series 2006B-2 DN (VMIG-1)
3.25%(b)	11/07/07	2,800	2,800,000
Ohio GO (Common Schools Project) Series 2005A DN (A-1+, VMIG-1)
3.25%(b)	11/07/07	1,100	1,100,000
Ohio Higher Educational Facility RB (Cedarville University Project) Series 2004 DN (KeyBank N.A. LOC)
3.51%(b)	11/07/07	1,800	1,800,000
Ohio Housing Finance Agency Mortgage RB MERLOTS Trust Receipts Series 2005A-10 AMT DN (Wachovia Bank N.A. SBPA) (VMIG-1)
3.39%(b)(c)	11/07/07	3,255	3,255,000
Ohio Solid Waste RB (Republic Services, Inc. Project) Series 2005 AMT DN (A-2)
3.73%(b)	11/07/07	8,000	8,000,000
Stark County IDRB (Thakar Properties LLC Project) Series 2002 AMT DN (National City Bank N.A. LOC)
3.56%(b)	11/07/07	380	380,000
Summit County Port Authority RB (Meadow Lane Building LLC Project) Series 2003A AMT DN (KeyBank N.A. LOC)
3.58%(b)	11/07/07	2,160	2,160,000
Toledo GO Munitops Trust Certificates Series 2004-18 DN (FGIC Insurance, State Aid Withholding Guaranty, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.85%(b)(c)	11/07/07	9,995	9,995,000
Trumbull County IDRB (Ellwood Engineered Project) Series 2004 AMT DN (KeyBank N.A. LOC)
3.58%(b)	11/07/07	400	400,000

			51,799,358

Oklahoma — 0.7%
Muskogee Transport Authority IDRB (Metals USA, Inc. Project ) Series 1998 AMT DN (Bank One N.A. LOC)
3.59%(b)	11/07/07	2,850	2,850,000
Oklahoma City IDRB Series 1998 AMT DN (Bank One N.A. LOC)
3.73%(b)	11/07/07	1,480	1,480,000
Oklahoma Development Finance Authority RB (ConocoPhillips Co. Project) Series 2002B DN (ConocoPhillips Co. Guaranty) (A-2, VMIG-2)
3.37%(b)	11/07/07	2,500	2,500,000

			6,830,000

Oregon — 0.6%

Oregon Housing & Community Services Department RB (Redwood Park Apartments Project) Series 2005F AMT DN (Federal National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Liquidity Facility) (VMIG-1)

3.50%(b)	11/07/07	5,900	5,900,000

Pennsylvania — 3.5%
Erie County IDRB (Fountainhead Project) Series 2006 AMT DN (Huntington National Bank LOC)
3.70%(b)	11/07/07	2,180	2,180,000
Pennsylvania Economic Development Financing Authority Waste Water Treatment RB (Sunoco, Inc. Project) Series 2004A AMT DN (Sunoco, Inc. Guaranty) (A-2, P-2)
3.66%(b)	11/07/07	5,800	5,800,000
Pennsylvania Economic Development Financing Authority Waste Water Treatment RB (Sunoco, Inc. Project) Series 2004B AMT DN (Sunoco, Inc. Guaranty) (A-2)
3.47%(b)	11/07/07	8,500	8,500,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB MERLOTS Trust Receipts Series 2006B-15 AMT DN (Wachovia Bank N.A. LOC) (A-1+)
3.39%(b)(c)	11/07/07	5,260	5,260,000
Philadelphia School District GO Series 2007A TRAN (Bank of America N.A. LOC) (SP-1+, MIG-1)
4.50%	06/27/08	5,925	5,954,194
Venango County IDRB (Scrubgrass Project) Series 2007-90B AMT TECP (A-1+, P-1)
3.62%	11/14/07	7,000	7,000,000

			34,694,194

Puerto Rico — 0.7%
Puerto Rico Electric Power Authority RB PUTTERS Series 2000-164 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1+)
3.45%(b)(c)	11/07/07	7,300	7,300,000

South Carolina — 2.5%
Greenwood County Exempt Facility IDRB (Fuji Photo Film Project) Series 2004 AMT DN (Fuji Film Corp. Guaranty) (A-1+)
3.60%(b)	11/07/07	12,200	12,200,000
Ridgeland RB (Ridgeland LLC Project) Series 2006A AMT DN (Columbus Bank & Trust LOC) (F-1)
3.53%(b)	11/07/07	2,230	2,230,000
South Carolina Housing Finance & Development RB (Arrington Place Apartment Project) Series 2001 AMT DN (SunTrust Bank LOC) (VMIG-1)
3.36%(b)	11/07/07	1,100	1,100,000
South Carolina Jobs Economic Development Authority RB (Finn Property LLC Project) Series 2006 AMT DN (SunTrust Bank LOC) (Aa2, VMIG-1)
3.36%(b)	11/07/07	2,950	2,950,000
South Carolina Jobs Economic Development Authority RB (Holcim U.S., Inc. Project) Series 2003 AMT DN (Comercia Bank N.A. LOC) (A-1)
3.61%(b)	11/07/07	6,250	6,250,000

			24,730,000

South Dakota — 0.4%
Spink County Solid Waste Disposal RB (United Feeders LLP) Series 2007 AMT DN (Wells Fargo Bank N.A. LOC)
3.53%(b)	11/07/07	3,800	3,800,000

Tennessee — 3.2%
Chattanooga IDRB (T.B. Woods Inc. Project) Series 1997 AMT DN (M&T Bank Corp. LOC)
3.58%(b)	11/07/07	2,290	2,290,000

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	43

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
Tennessee (Continued)
Coffee County IDRB (Comtec Polymers, Inc. Project) Series 1997 AMT DN (Bank of America N.A. LOC)
3.63%(b)	11/07/07	$1,200	$1,200,000
Grundy County IDRB (Toyota Seat Project) Series 2001 AMT DN (Comerica Bank N.A. LOC)
3.61%(b)	11/07/07	2,385	2,385,000
Jackson Health Educational & Housing Facility Board Multi-Family Housing RB (East Pointe LLC Project) Series 2006 AMT DN (Transamerica Occidental Life Insurance) (A-1+)
3.78%(b)	11/07/07	5,100	5,100,000
Metropolitan Government of Nashville & Davidson County IDRB (Family LLC Project) Series 2002 AMT DN (SunTrust Bank LOC) (F-1+)
3.36%(b)	11/07/07	2,800	2,800,000
Morgan Keegan Municipal Products, Inc. RB Trust Receipts Series 2007F DN (Banque Nationale de Paribas SBPA) (A-1+, VMIG-1)
3.57%(b)(c)	11/07/07	3,020	3,020,000
Morristown IDRB (Petoskey Plastic Project) Series 1999 AMT DN (Comerica Bank N.A. LOC)
3.61%(b)	11/07/07	1,080	1,080,000
Municipal Energy Acquistion Corp. of Tennessee Gas RB PUTTERS Series 2006-1578 DN (Morgan Guaranty Trust LOC) (VMIG-1)
3.55%(b)(c)	11/07/07	9,000	9,000,000
Tennergy Corp. Gas RB BNP Paribas STARS Certificates Trust Series 2006-001 DN (BNP Paribas Liquidity Facility) (VMIG-1)
3.55%(b)(c)	11/07/07	5,000	5,000,000

			31,875,000

Texas — 11.0%
Brazos Industrial Development Corp. Environmental Facilities RB (ConocoPhillips Co. Project) Series 2003 AMT DN (A-2, VMIG-2)
3.37%(b)	11/07/07	2,000	2,000,000
Dallas County Community College GO Series 2007 TECP (Dexia Bank LOC) (A-1, P-1)
3.55%	11/06/07	25,000	25,000,000
Harris County RB (Toll Road Unlimited Tax & Subordinate Lien Revenue Refunding Bonds Project) Series 2003 MB (AA+, Aa1)
5.00%	08/01/08	1,800	1,817,028
Lower Neches Valley Authority PCRB (Chevron USA, Inc. Project) Series 1987 DN (Chevron Corp. Guaranty) (A-1+, P-1)
3.79%(b)	02/15/08	5,010	5,010,000
Montgomery County IDRB (Sawyer Research Products, Inc. Project) Series 1995 AMT DN (KeyBank N.A. LOC)
3.42%(b)	11/07/07	742	742,000
Port Corpus Christi Nueces Solid Waste Disposal Authority RB (Flint Hills Resources Project) Series 2006 AMT DN (A-1, P-1)
3.55%(b)	11/07/07	2,000	2,000,000
Red River Education Finance RB (Texas Christian University Project) Series 2000 DN (VMIG-1)
3.23%(b)	11/07/07	9,300	9,300,000
San Marcos IDRB (TB Woods, Inc. Project) Series 1999 AMT DN (M&T Bank Corp. LOC)
3.58%(b)	11/07/07	3,000	3,000,000
South Plains Housing Corp. Single Family RB MERLOTS Trust Receipts Series 2002A-11 AMT DN (Government National Mortgage Assoc. Guaranty, Wachovia Bank N.A. SBPA) (VMIG-1)
3.39%(b)(c)	11/07/07	1,220	1,220,000
Texas College GO (Student Loans Project) Series 2006 AMT MB (State Street Bank & Trust SBPA) (A-1+, VMIG-1)
3.75%	08/01/08	5,000	5,000,000
Texas GO Series 2007 TRAN (SP-1+, MIG-1)
4.50%	08/28/08	50,000	50,324,129
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 ROC-RR-II-R-10014 DN (Dexia Credit Local Liquidity Facility) (A-1+, AA-)
3.58%(b)(c)	11/07/07	3,400	3,400,000
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 ROC-RR-II-R-10015 DN (Landesbank Hessen-Thueringen Girozentrale Liquidity Facility) (A-1, AA-)
3.58%(b)(c)	11/07/07	1,800	1,800,000

			110,613,157

Virginia — 3.4%
Albemarle County IDRB (Jefferson Scholars Foundation Project) Series 2007 DN (SunTrust Bank LOC) (VMIG-1)
3.26%(b)	11/07/07	4,500	4,500,000
Botetourt County IDRB (Altec Industries Project) Series 2001 AMT DN (AmSouth Bank of Alabama LOC) (A-1)
3.56%(b)	11/07/07	2,600	2,600,000
Cabell Lifecare Facilities RB (Foster Foundation Project) Series 2003 DN (Huntington National Bank LOC)
3.60%(b)	11/07/07	4,270	4,270,000
Norfolk Redevelopment & Housing Authority Multi-Family Housing RB (Residential Rental Project) Series 2003 AMT DN (SunTrust Bank LOC)
3.41%(b)	11/07/07	1,938	1,938,000
Richmond IDRB (PM Beef Co. Project) Series 1997 AMT DN (Bank of America N.A. LOC)
3.68%(b)	11/07/07	1,400	1,400,000
Virginia Beach Development Authority Multi-Family Housing RB (Residential Rental Housing Project) Series 2002 AMT DN (SunTrust Bank LOC)
3.41%(b)	11/07/07	1,648	1,648,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-16 AMT DN (Wachovia Bank N.A. LOC) (A-1+)
3.39%(b)(c)	11/07/07	5,325	5,325,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-22 AMT DN (Wachovia Bank N.A. LOC) (A-1+)
3.39%(b)(c)	11/07/07	4,405	4,405,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006C-03 DN (Bank of New York SBPA) (A-1+)
3.39%(b)(c)	11/07/07	5,890	5,890,000
Virginia Housing Development Authority RB Series 2007A-3 AMT DN (A-1+, VMIG-1)
3.50%	11/07/07	2,000	2,000,000
Virginia Small Business Financing Authority RB (Coastal Development Group Project) Series 1989 AMT DN (Branch Banking & Trust Co. LOC)
3.50%(b)	11/07/07	55	55,000
Winchester Authority Residential Care Facility IDRB (Westminster-Cantenbury Project) Series 2005B DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.48%(b)	11/07/07	40	40,000

			34,071,000

See accompanying notes to financial statements.

44	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments (concluded)	MuniCash
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
Washington — 1.5%
Seattle Housing Authority RB (High Point Project Phase II) Series 2007 AMT DN (Key Bank N.A. LOC) (A-1)
3.54%(b)	11/07/07	$4,500	$4,500,000
Washington Economic Development Finance Authority RB (Delta Marine Industries) Series 2007A AMT DN (Key Bank N.A. LOC) (A-1+)
3.58%(b)	11/07/07	10,000	10,000,000
Washington Housing Finance Commission Non-Profit RB (Emerald Heights Project) Series 2003 DN (Bank of America N.A. LOC) (A-1+, VMIG-1)
3.58%(b)	11/01/07	400	400,000
Yakima County Public Corp. RB (Michelsen Packaging Co. Project) Series 2000 AMT DN (Bank of America N.A. LOC) (A-1+)
3.53%(b)	11/07/07	495	495,000

			15,395,000

Wisconsin — 1.3%
Kohler Village Solid Waste Disposal RB (Kohler Project) Series 1997 AMT DN (Wachovia Bank N.A. LOC)
3.52%(b)	11/07/07	4,000	4,000,000
Mequon IDRB (Johnson Level GRW Investment Project) Series 1995 AMT DN (Bank One N.A. LOC)
3.73%(b)	11/07/07	420	420,000
Oshkosh IDRB (Oshkosh Coil Spring Project) Series 2000A AMT DN (Bank One N.A. LOC)
3.73%(b)	11/07/07	1,960	1,960,000
Wisconsin GO Series 2007 MB (AAA, Aaa)
4.50%	06/16/08	3,300	3,315,069
Wisconsin Health & Educational Facilities RB (Pooled Loan Financing Program) Series 2002E DN (Associated Bank N.A. LOC) (VMIG-1)
3.63%(b)	11/07/07	1,890	1,890,000
Wisconsin School Districts Cash Flow Management Program COP Series 2007A-1 BAN (U.S. Bank N.A. LOC) (MIG-1)
4.50%	09/18/08	1,130	1,138,347

			12,723,416

Wyoming — 1.3%
Cheyenne IDRB (Grobet File Co., Inc. Project) Series 2001 AMT DN (National City Bank N.A. LOC)
3.56%(b)	11/07/07	2,000	2,000,000
Green River RB (Rhone-Poulenc LP Project) Series 1994 AMT DN (Commerce Bank N.A. LOC) (VMIG-1)
3.71%(b)	11/07/07	11,400	11,400,000

			13,400,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 93.2% (Cost $937,311,479)			937,311,479

Affiliated Investments — 4.8%
District of Columbia — 0.2%
District of Columbia Housing Finance Agency RB Series 2004 PT-2391 AMT DN (MBIA Insurance, Merrill Lynch & Co. SBPA) (F-1+)
3.68%(b)(c)(d)	11/07/07	2,395	2,395,000

Multi-State — 2.5%
Municipal Securities Pool Trust Receipts RB Series 2004-17 DN (Multiple Insurers, Societe Generale Group SBPA) (A-1+)
3.56%(b)(c)	11/07/07	2,930	2,930,000
MuniMae Tax-Exempt Board Subsidiary LLC RB P-Float Trust Receipts Series 2005 PT-2691 AMT DN (Merrill Lynch & Co. Guaranty) (F-1+)
3.68%(b)(c)(d)	11/07/07	22,540	22,540,000

			25,470,000

Oregon — 0.2%
Oregon Homeowners RB (Trinity Draw Down Project) Series 2005 MT-134 AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA) (VMIG-1)
3.56%(b)(c)	11/07/07	1,880	1,880,000

Texas — 1.5%
Austin Housing Financial Corp. RB P-Float Trust Receipts Series 2005 PT-2578 AMT DN (Merrill Lynch & Co. Guaranty) (F-1+)
3.68%(b)(c)(d)	11/07/07	14,585	14,585,000

Virginia — 0.4%
Virginia Beach Development Authority Multi-Family Housing RB P-Float Trust Receipts Series 2005-2505 AMT DN (Merrill Lynch & Co. Guaranty) (F-1+)
3.68%(b)(c)(d)	11/07/07	3,745	3,745,000

TOTAL AFFILIATED INVESTMENTS (Cost $48,075,000)			48,075,000

TOTAL INVESTMENTS IN SECURITIES — 98.0% (Cost $985,386,479(a))			985,386,479

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.0%			20,387,705

NET ASSETS — 100.0%			$1,005,774,184

(a)	Aggregate cost for federal income tax purposes.
(b)	Rates shown are the rates as of October 31, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of October 31, 2007, the Fund held 21.3% of its net assets, with a current market value of $214,309,000, in securities restricted as to resale.

(d)	Security insured by an affiliate.

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	45

Schedule of Investments As of October 31, 2007	California Money Fund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds — 99.1%
California — 92.4%
Alameda County RB Municipal Securities Trust Certificates Series 2001-521 DN (MBIA Insurance, Morgan Stanley Group Liquidity Facility) (A-1+, VMIG-1)
3.48%(b)(c)	11/07/07	$3,395	$3,395,000
Alameda-Contra Costa Schools Financing Authority COP (Capital Improvement Financing Project) Series 1997F DN (Kredietbank N.V. LOC) (A-1+)
3.38%(c)	11/07/07	500	500,000
Alameda-Contra Costa Schools Financing Authority COP (Capital Improvement Financing Project) Series 2005M DN (Bank of Nova Scotia LOC) (A-1+)
3.33%(c)	11/07/07	1,700	1,700,000
Alhambra Unified School District GO (Land Aquisitions Notes Project) Series 2007 BAN
4.50%	06/30/08	2,925	2,938,790
Anaheim California Public Financing Authority RB Municipal Trust Receipts Floaters Series 2007-2011 DN (FGIC Insurance, Branch Banking & Trust Co. Liquidity Facility) (Aaa, VMIG-1)
3.45%(b)(c)	11/07/07	4,660	4,660,000
Anaheim Public Financing Authority Lease RB Municipal Trust Receipt Floaters Series 2007-1011 DN (FGIC Insurance, Bank of New York SBPA) (A-1+, AAA)
3.46%(b)(c)	11/07/07	6,665	6,665,000
Antelope Valley East RB Series 2007-126 DN (FGIC Insurance, Bank of America N.A. Liquidity Facility) (A-1+, AAA)
3.45%(b)(c)	11/01/07	4,260	4,260,000
Arcadia United School District GO PUTTERS Series 2007-1716 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility) (Aaa, VMIG-1)
3.46%(b)(c)	11/01/07	1,000	1,000,000

California Department of Water Resource Power Supply RB (Central Valley Project) Municipal Trust Receipts Floaters Series 2007-106G DN (The Goldman Sachs Group, Inc. Liquidity Facility, The Goldman Sachs Group, Inc. Guaranty) (A-1+, VMIG-1)

3.50%(b)(c)	11/07/07	25,430	25,430,000
California Department of Water Resource Power Supply RB PUTTERS Series 2004-459 DN (MBIA Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1+, AAA)
3.47%(b)(c)	11/07/07	3,105	3,105,000
California Department of Water Resource Power Supply RB Series 2002B-1 DN (Bank of New York, CALSTERS LOC) (A-1+, VMIG-1)
3.35%(c)	11/01/07	16,300	16,300,000
California Department of Water Resource Power Supply RB Series 2002B-5 DN (Bayersche Landesbank Girozentrale LOC, WestLB AG LOC) (A-1+, VMIG-1)
3.37%(c)	11/01/07	12,600	12,600,000
California Department of Water Resource Power Supply RB Series 2002C-4 DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
3.32%(c)	11/07/07	21,800	21,800,000
California Department of Water Resource Power Supply RB Series 2002C-9 DN (Citibank N.A. LOC) (A-1+, VMIG-1)
3.30%(c)	11/07/07	11,000	11,000,000
California Department of Water Resource Power Supply RB Series 2005F-3 DN (Bank of New York LOC, CalSTRS LOC) (VMIG-1, F-1+)
3.35%(c)	11/01/07	15,700	15,700,000
California Department of Water Resource Power Supply RB Series 2005F-4 DN (Bank of America N.A. LOC) (A-1+, VMIG-1)
3.35%(c)	11/01/07	10,100	10,100,000
California Department of Water Resource Power Supply RB Series 2005G-10 DN (FGIC Insurance, Depfa Bank Plc SBPA) (A-1+, VMIG-1)
3.28%(c)	11/07/07	3,900	3,900,000
California Department of Water Resource Power Supply RB Series 2005G-14 DN (FGIC Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA, Bayerische Landesbank Girozentrale SBPA) (A-1, VMIG-1)
3.32%(c)	11/07/07	12,600	12,600,000
California Department of Water Resource Power Supply RB Series 2005G-2 DN (Lloyds TSB Bank Plc LOC) (A-1+, VMIG-1)
3.32%(c)	11/07/07	4,800	4,800,000
California Department of Water Resource Power Supply RB Series 2005G-8 DN (MBIA Insurance, JPMorgan Chase Bank SBPA) (A-1+, VMIG-1)
3.29%(c)	11/07/07	11,000	11,000,000
California Economic Recovery GO Series 2004L-27 DN (Lehman Liquidity Co. Liquidity Facility) (A-1+, VMIG-1)
3.24%(b)(c)	11/07/07	40,925	40,925,000
California Economic Recovery RB Series 2004C-16 DN (FSA Insurance, Dexia Credit Local SBPA) (A-1+, VMIG-1)
3.13%(c)	11/07/07	3,500	3,500,000
California Economic Recovery RB Series 2004C-20 DN (XLCA Insurance, Dexia Credit Local SBPA) (VMIG-1)
3.08%(c)	11/07/07	27,150	27,150,000
California Economic Recovery RB Series 2004C-21 DN (XLCA Insurance, Dexia Credit Local SBPA) (A-1+, VMIG-1)
3.15%(c)	11/07/07	3,900	3,900,000
California Economic Recovery RB Series 2004C-3 DN (Landesbank Hessen Thuringen Girozentrale LOC) (A-1+, VMIG-1)
3.37%(c)	11/01/07	6,100	6,100,000
California Educational Facilities Authority RB (Pomona College Project) Series 2005B DN (A-1+, VMIG-1)
3.32%(c)	11/07/07	2,000	2,000,000
California GO (Kindergarten-University Project) Series 2002B-5 DN (State Street Bank & Trust Co. LOC) (A-1+, VMIG-1)
3.33%(c)	11/07/07	3,200	3,200,000
California GO Eclipse Funding Trust Series 2005-0004 DN (MBIA Insurance, U.S. Bank N.A. Liquidity Facility) (F-1+)
3.46%(b)(c)	11/07/07	9,070	9,070,000
California GO Municipal Securities Trust Certificates Series 2007-7066 DN (AMBAC Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.47%(b)(c)	11/07/07	11,250	11,250,000
California GO Municipal Trust Receipts Floaters Series 2006-K83-D DN (AMBAC Insurance, Lehman Liquidity Co. Liquidity Facility) (VMIG-1, Aaa)
3.23%(b)(c)	11/01/07	3,830	3,830,000
California GO Municipal Trust Receipts Floaters Series 2007-2003 DN (Morgan Stanley Municipal Funding Liquidity Facility) (A-1)
3.55%(b)(c)	11/07/07	35,240	35,240,000
California GO Municipal Trust Receipts Floaters Series 2007D DN (FSA Insurance, AMBAC Insurance, Lehman Liquidity Co. Liquidity Facility) (A-1, VMIG-1)
3.23%(b)(c)	11/07/07	7,900	7,900,000
California GO Munitops Trust Certificates Series 2003 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA ) (VMIG-1, F-1+)
3.45%(b)(c)	11/07/07	7,500	7,500,000

See accompanying notes to financial statements.

46	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments (continued)	California Money Fund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
California (Continued)
California GO Munitops Trust Certificates Series 2005-26 DN (CIFG Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+)
3.81%(b)(c)	11/14/07	$10,000	$10,000,000
California GO PUTTERS Series 2006-1255 DN (AMBAC Insurance, JPMorgan Chase Bank Liquidity Facility) (Aaa, VMIG-1)
3.47%(b)(c)	11/01/07	11,850	11,850,000
California GO PUTTERS Series 2007-1695 DN (JPMorgan Chase Bank Liquidity Facility) (A-1, P-1)
3.59%(b)(c)	11/07/07	1,815	1,815,000
California GO Series 2002 DN (XLCA Insurance, Morgan Stanley Group Liquidity Facility) (VMIG-1)
3.48%(b)(c)	11/07/07	3,705	3,705,000
California GO Series 2003B-3 DN (Banque Nationale de Paribas LOC, Bank of New York LOC, CALSTERS LOC) (A-1+, VMIG-1)
3.08%(c)	11/07/07	24,600	24,600,000
California GO Series 2005B-1 DN (Bank of America N.A. LOC) (A-1+, VMIG-1)
3.16%(c)	11/07/07	22,500	22,500,000
California GO Series 2007-041 DN (BNP Paribas Liquidity Facility) (A-1, VMIG-1)
3.46%(b)(c)	11/07/07	43,000	43,000,000
California GO Series 2007-1599 DN (MBIA Insurance, DEPFA Bank Plc Liquidity Facility) (A-1+, AAA)
3.48%(b)(c)	11/07/07	6,200	6,200,000
California GO Series 2007 RAN (A-1, P-1)
4.00%	06/30/08	32,000	32,130,880
California GO Series 2007 ROC-RR-II-R-765CE DN (Citibank N.A. Guaranty, Citibank N.A. Liquidity Facility) (Aaa, VMIG-1)
3.47%(b)(c)	11/01/07	5,950	5,950,000
California GO Series 2007 ROC-RR-II-R-9135 DN (FSA Insurance, Citigroup Financial Products Liquidity Facility) (A-1+)
3.47%(b)(c)	11/07/07	7,600	7,600,000
California Health Facilities Financing Authority RB (Kaiser Permanente Project) Series 2006C DN (A-1, F-1)
3.16%(c)	11/07/07	12,200	12,200,000
California Health Facilities Financing Authority RB Series 2002-591 DN (Morgan Stanley Group Liquidity Facility) (A-1+)
3.52%(b)(c)	11/07/07	3,500	3,500,000
California Infrastructure & Economic Development Bank RB (Academy of Motion Pictures Arts & Science Project) Series 2002 DN (AMBAC Insurance, JPMorgan Chase & Co. SBPA) (A-1+, VMIG-1)
3.45%(c)	11/07/07	2,500	2,500,000

California Infrastructure & Economic Development Bank RB (Bay Area Toll Bridges Project) Municipal Trust Receipts Floaters Series 2006K-61 DN (AMBAC Insurance, Lehman Liquidity Co. Liquidity Facility) (VMIG-1)

3.23%(b)(c)	11/07/07	9,300	9,300,000
California Infrastructure & Economic Development Bank RB (Goodwill Industries For Orange County Project) Series 2006 DN (Wells Fargo Bank N.A. LOC) (F-1+)
3.27%(c)	11/07/07	1,900	1,900,000
California Infrastructure & Economic Development Bank RB (Independent Systems Operator Project) Series 2004A DN (AMBAC Insurance, Bank of America N.A. SBPA, JPMorgan Chase & Co. SBPA) (A-1+, VMIG-1)
3.11%(c)	11/07/07	6,800	6,800,000
California Pollution Control Financing Authority PCRB (Pacific Gas & Electric Co. Project) Series 1996C DN (Bank of America N.A. LOC) (A-1+, VMIG-1)
3.38%(c)	11/01/07	2,800	2,800,000
California Public Work Board RB (Certified Partner Multi-State Project) Clipper Tax-Exempt Certificates Trust Series 2007-17 DN (State Street Bank & Trust Co. LOC) (VMIG-1, Aa3)
3.51%(b)(c)	11/01/07	6,085	6,085,000
California RB Municipal Securities Trust Receipts Series 1997 SGA-58 DN (FGIC Insurance, Societe Generale SBPA) (SP-1+, VMIG-1)
3.27%(b)(c)	11/07/07	1,700	1,700,000
California School Cash Reserve Program GO Series 2007A TRAN (Citigroup Financial Products Liquidity Facility) (SP-1)
4.25%	07/01/08	10,900	10,943,949
California Statewide Communities Development Authority RB Series 2007-1763 DN (Morgan Stanley Group Liquidity Facility) (AMBAC Insurance) (F-1+, AAA)
3.48%(b)(c)	11/01/07	20,700	20,700,000
California Statewide Communities Development Authority RB (Archer School For Girls, Inc. Project) Series 2005 DN (Allied Irish Bank Plc LOC) (VMIG-1)
3.32%(c)	11/07/07	5,820	5,820,000
California Statewide Communities Development Authority RB (Kaiser Permanente Project) Series 2003D DN (A-1, F-1)
3.16%(c)	11/07/07	19,700	19,700,000
California Statewide Communities Development Authority RB (Kaiser Permanente Project) Series 2004J DN (A-1, F-1)
3.16%(c)	11/07/07	28,500	28,500,000
California Statewide Communities Development Authority RB (Kaiser Permanente Project) Series 2004M DN (A-1, F-1)
3.16%(c)	11/07/07	4,700	4,700,000

California Statewide Communities Development Authority RB (Kaiser Permanente Project) Series 2007 ROC-RR-II-R-10248CE DN (Citigroup Financial Products Guaranty, Citigroup Financial Products Liquidity Facility) (VMIG-1)

3.47%(b)(c)	11/07/07	15,000	15,000,000
California Statewide Communities Development Authority RB (Kaiser Permanente Project) Series 2007 ROC-RR-II-R-763CE DN (Citibank N.A. Guaranty, Citibank N.A. Liquidity Facility) (VMIG-1)
3.47%(b)(c)	11/01/07	3,200	3,200,000
California Statewide Communities Development Authority RB (Presbyterian Homes Project) Series 2006B DN (Bank of America N.A. LOC) (A-1+)
3.32%(c)	11/07/07	1,500	1,500,000
California Statewide Communities Development Authority RB Series 2007-31G DN (The Goldman Sachs Group, Inc. Guaranty, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+, AA-)
3.45%(b)(c)	11/01/07	3,800	3,800,000
California Statewide Series 2007K (Kaiser Permanente Project) TECP (A-1, F-1)
3.65%	12/06/07	6,200	6,200,000
Chabot-Las Positas California Community College District GO Series 2006-87-Z DN (AMBAC Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (AAA, F-1+)
3.48%(b)(c)	11/07/07	1,010	1,010,000
Coast Community College District GO Series 2006-45 DN (FSA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
3.49%(b)(c)	11/07/07	16,910	16,910,000
Coast Community College District GO Series 2006Z-58 DN (FSA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (AAA, F-1)
3.49%(b)(c)	11/07/07	5,005	5,005,000

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	47

Schedule of Investments (continued)	California Money Fund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
California (Continued)
Commonwealth of Puerto Rico Highway & Transportation Authority RB PUTTERS Series 2002-246 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1+)
3.47%(b)(c)	11/07/07	$3,600	$3,600,000
Coronado Community Development Agency RB Series 2005 ROC-RR-II-R-451 DN (AMBAC Insurance, Citibank N.A. LOC) (A-1+)
3.47%(b)(c)	11/07/07	6,900	6,900,000
East Bay Municipal Utility District RB Series 2007-0072 DN (AMBAC Insurance, Banco Bilbao Vizcaya Argentaria S.A. Liquidity Facility) (A-1+)
3.46%(b)(c)	11/07/07	1,880	1,880,000
Elsinore Valley Municipal Water District COP Eclipse Funding Trust Series 2007-0069 DN (MBIA Insurance, U.S. Bank N.A. Liquidity Facility) (A-1+)
3.62%(b)(c)	11/07/07	3,640	3,640,000
Folsom Public Financing Authority Special Tax RB Municipal Trust Receipts Floaters Series 2007K-47 DN (AMBAC Insurance, Lehman Liquidity Co. Liquidity Facility) (VMIG-1)
3.23%(b)(c)	11/07/07	1,165	1,165,000
Fontana Public Financing Authority for Tax Allocation RB PUTTERS Series 2005-707 DN (AMBAC Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1+)
3.47%(b)(c)	11/07/07	1,980	1,980,000
Foothill-De Anza Community College GO Series 2000Y DN (Wachovia Bank N.A. LOC) (VMIG-1)
3.32%(b)(c)	11/07/07	2,775	2,775,000
Glendale Hospital RB Series 2002-590 DN (MBIA Insurance, Morgan Stanley Group LOC) (A-1+)
3.52%(b)(c)	11/07/07	6,690	6,690,000
Golden State Tobacco Settlement Securitization Corp. RB Municipal Securities Trust Certificates Series 2005-228-A DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.51%(b)(c)	11/07/07	10,620	10,620,000
Golden State Tobacco Settlement Securitization Corp. RB Municipal Securities Trust Certificates Series 2006A-7021 DN (FGIC Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.51%(b)(c)	11/07/07	5,000	5,000,000
Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2006-1421 DN (AMBAC Insurance, Morgan Stanley Group LOC) (A-1, AAA)
3.52%(b)(c)	11/01/07	4,540	4,540,000
Golden State Tobacco Settlement Securitization Corp. RB Series 2004 ROC-RR-II-R-285X DN (XLCA Insurance, Citibank N.A. Liquidity Facility) (AAA)
3.47%(b)(c)	11/07/07	4,995	4,995,000
Golden State Tobacco Settlement Securitization Corp. RB Series 2004 ROC-RR-II-R-287X DN (CITG-TCRS, Citibank N.A. Liquidity Facility) (A-1+)
3.47%(b)(c)	11/07/07	3,540	3,540,000
Irvine Public Facilities & Infrastructure Authority Lease RB (Capital Improvement Project) Series 1985 DN (State Street Bank & Trust Co. LOC) (VMIG-1)
3.38%(c)	11/07/07	1,485	1,485,000
Long Beach Health Facilities RB (Memorial Health Services Project) Series 1991 DN (Morgan Stanley Group LOC) (A-1+, VMIG-1)
3.22%(c)	11/07/07	7,300	7,300,000
Los Angeles Community College District GO Munitops Trust Certificates Series 2005A DN (FSA Insurance, ABN-AMRO Bank N.V. SBPA) (AAA, F-1+)
3.45%(b)(c)	11/07/07	9,830	9,830,000
Los Angeles Department of Water & Power RB Eagle Trust Receipts Series 2006A DN (AMBAC Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.47%(b)(c)	11/07/07	4,355	4,355,000
Los Angeles GO Municipal Securities Trust Certificates Series 2007-7064 DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.47%(b)(c)	11/07/07	9,190	9,190,000
Los Angeles GO Series 2007 TRAN (SP-1+, MIG-1)
4.25%	06/30/08	24,200	24,291,572
Los Angeles Unified School District GO Series 2007-2032 DN (FSA Insurance, Morgan Stanley Group Liquidity Facility) (A-1+)
3.49%(b)(c)	11/07/07	4,900	4,900,000
Los Angeles Unified School District GO Series 2007-9TP DN (AMBAC Insurance, DEPFA Bank Plc Liquidity Facility) (A-1+, AAA)
3.45%(b)(c)	11/01/07	1,000	1,000,000
Los Angeles Wastewater Systems RB Series 2002A DN (FGIC Insurance, Bank of America N.A. Liquidity Facility) (A-1+)
3.45%(c)	11/07/07	5,000	5,000,000
Los Angeles Water & Power Systems RB Series 2002A-1 DN (National Australia Bank Ltd. SBPA, Lloyds TSB Bank Plc SBPA, Fortis Bank SBPA) (A-1+, VMIG-1)
3.30%(c)	11/07/07	10,200	10,200,000
Madera Financing Authority RB Series 2005A DN (Dexia Credit Local LOC) (A-1+)
3.46%(c)	11/01/07	12,230	12,230,000
Metropolitan Water District of Southern California Waterworks RB Series 2002A DN (Landesbank Baden-Wuerttemberg Girozentrale SBPA) (A-1+, VMIG-1)
3.26%(c)	11/07/07	13,900	13,900,000
Metropolitan Water District of Southern California Waterworks RB Series 2004C DN (Dexia Credit Local LOC) (A-1+, VMIG-1)
3.25%(c)	11/07/07	12,525	12,525,000
Metropolitan Water District of Southern California Waterworks RB Series 2006A-2 DN (Citibank N.A. SBPA) (A-1+, VMIG-1)
3.25%(c)	11/01/07	7,625	7,625,000
Napa Valley Community College District RB Municipal Securities Trust Certificates Series 2005A-241 DN (MBIA Insurance, Bear Stearns Capital Markets LOC) (VMIG-1)
3.51%(b)(c)	11/07/07	235	235,000
Napa Valley Unified School District GO Floaters Series 2007-1808 DN (FGIC Insurance, Morgan Stanley Group LOC) (A-1, AAA)
3.48%(b)(c)	11/01/07	5,230	5,230,000
Napa Valley Unified School District GO Series 2007 TRAN (GO of District Insurance) (SP-1+)
4.25%	10/01/08	3,245	3,269,690
Northern California Gas Authority No. 1 RB Municipal Trust Receipts Floaters Series 2007-98 DN (The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+, AA-)
3.48%(b)(c)	11/07/07	14,100	14,100,000
Northern California Gas Authority No. 1 RB Series 2007-1811 DN (Morgan Stanley Group LOC) (F-1+, AA-)
3.50%(b)(c)	11/07/07	10,100	10,100,000
Norwalk-LA Mirada Unified School GO Municipal Securities Trust Certificates Series 2007-3053 DN (Bear Stearns Capital Markets Guaranty, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1, Aaa)
3.51%(b)(c)	11/01/07	1,365	1,365,000

See accompanying notes to financial statements.

48	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments (continued)	California Money Fund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
California (Continued)
Orange County Fire Authority GO Series 2007 TRAN
4.00%	06/30/08	$5,800	$5,815,154
Paramount Unified School District GO PUTTERS Series 2007-2060 DN (FSA Insurance, JPMorgan Chase & Co. Liquidity Facility) (A-1+, AAA)
3.70%(b)(c)	11/07/07	1,300	1,300,000
Peralta Community College District GO Series 2006X-1264 DN (FSA Insurance, Morgan Stanley Group Liquidity Facility) (VMIG-1)
3.48%(b)(c)	11/07/07	7,745	7,745,000
Pleasanton COP (Assisted Living Facilities Financing Project) Series 2005 DN (Citibank N.A. LOC) (A-1+)
3.32%(c)	11/07/07	2,500	2,500,000
Riverside Public Financing Authority Tax Allocation RB Municipal Trust Receipt Floaters Series 2007-1029 DN (MBIA Insurance, Bank of New York Liquidity Facility) (A-1+, AAA)
3.46%(b)(c)	11/07/07	7,100	7,100,000
Sacramento County GO Series 2007 TRAN (SP-1+, MIG-1)
4.00%	07/09/08	11,600	11,625,437
Sacramento Municipal Utility District RB Macon Trust Certificates Series 2002M DN (AMBAC Insurance, Kredietbank N.V. LOC) (A-1+)
3.45%(c)	11/07/07	3,975	3,975,000
Sacramento Municipal Utility District RB MERLOTS Trust Receipts Series 2000A DN (AMBAC Insurance, Bank of New York SBPA) (VMIG-1)
3.32%(b)(c)	11/07/07	1,100	1,100,000
San Diego Unified School District RB Series 2004 DN (MBIA Insurance, Morgan Stanley Group Liquidity Facility) (AAA, A-1)
3.48%(b)(c)	11/07/07	5,175	5,175,000
San Francisco County Transportation GO Series 2007 TECP (Landesbank Baden-Wuerttemberg Girozentrale SBPA) (A-1+, P-1)
3.47%	11/20/07	6,250	6,250,000
San Francisco County Unified School District GO Series 2007 TRAN (SP-1+)
4.00%	11/14/08	15,800	15,901,613
San Joaquin Hills Transportation Corridor Agency Toll Road RB Series 2006-1524 DN (MBIA Insurance, Morgan Stanley Group Liquidity Facility) (Aaa, VMIG-1)
3.50%(b)(c)	11/07/07	1,700	1,700,000
San Jose Redevelopment Agency Tax Allocation RB PUTTERS Series 2006-1601 DN (MBIA Insurance, JPMorgan Chase Bank Liquidity Facility) (AAA, F-1+)
3.47%(b)(c)	11/07/07	2,100	2,100,000
San Mateo County Community College District GO Series 2007-1594 DN (Morgan Stanley Group Liquidity Facility) (Aa1, VMIG-1)
3.48%(b)(c)	11/07/07	7,970	7,970,000
San Mateo County GO Series 2006 ROC-RR-II-R-647WFZ DN (MBIA Insurance, Wells Fargo Bank N.A. Liquidity Facility) (VMIG-1)
3.70%(b)(c)	11/07/07	1,000	1,000,000
Santa Clara County East Side Unified High School District GO MERLOTS Trust Receipts Series 2006B-28 DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (A-1+)
3.78%(b)(c)	11/07/07	4,495	4,495,000
Santa Cruz County Board of Education GO Series 2007 TRAN (SP-1+)
4.25%	06/30/08	2,800	2,809,819
Sonoma County Junior College District GO Eclipse Funding Trust Series 2006-0014 DN (FSA Insurance, U.S. Bank N.A. Liquidity Facility) (VMIG-1)
3.83%(b)(c)	11/07/07	3,000	3,000,000
University of California RB PUTTERS Series 2006-1231 DN (MBIA Insurance, JPMorgan Chase Bank Liquidity Facility) (Aaa, VMIG-1)
3.47%(b)(c)	11/01/07	3,190	3,190,000
University of California RB Series 2006-1425 DN (AMBAC Insurance, Morgan Stanley Group Liquidity Facility) (A-1)
3.48%(b)(c)(d)	11/07/07	18,865	18,865,000
University of California RB Series 2007-117 DN (FSA Insurance, Bank of America N.A. Liquidity Facility) (A-1+, AAA)
3.45%(b)(c)	11/01/07	6,000	6,000,000
University of California RB Series 2007-119 DN (FSA Insurance, Bank of America N.A. Liquidity Facility) (Aaa, VMIG-1)
3.45%(b)(c)	11/01/07	6,040	6,040,000
Vacaville Unified School District Election 2001 GO Eclipse Funding Trust Series 2007-0079 DN (AMBAC Insurance, U.S. Bank N.A. Liquidity Facility) (A-1+, VMIG-1)
3.46%(b)(c)	11/07/07	5,000	5,000,000
Yosemite Community College District GO Eagle Trust Receipts Series 2005A DN (FGIC Insurance, Citibank N.A. Liquidity Facility) (A-1+, AAA)
3.48%(b)(c)	11/07/07	5,840	5,840,000

			1,046,096,904

Puerto Rico — 6.7%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority RB Series 2007R-1001CE DN (Citigroup Financial Products Liquidity Facility, Citigroup Global Markets Holdings, Inc. Guaranty) (VMIG-1, Aa1)
3.51%(b)(c)	11/07/07	6,000	6,000,000
Commonwealth of Puerto Rico GO Series 2007 TRAN (Multiple LOCs) (SP-1+)
4.25%(e)	07/30/08	10,000	10,061,900
Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Securities Certificates Series 2007-325 DN (Assured Guaranty Ltd. Insurance, Bank of America N.A. SBPA) (A-1+, AAA)
3.46%(b)(c)	11/07/07	5,360	5,360,000

Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Trust Receipts Floaters Series 2007-2035 DN (Assured Guaranty Ltd. Insurance, Branch Banking & Trust Co. Liquidity Facility) (A-1+)

3.47%(b)(c)	11/07/07	2,830	2,830,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB PUTTERS Series 2007-1967 DN (Assured Guaranty FSA Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1+)
3.48%(b)(c)	11/07/07	4,500	4,500,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB Series 2007-9 DN (Assured Guaranty Ltd. Insurance, Banque Nationale de Paribas SBPA) (A-1+)
3.46%(b)(c)	11/07/07	4,900	4,900,000

Commonwealth of Puerto Rico Highway & Transportation Authority RB Series 2007CE ROC-RR-II-R-789 DN (Citigroup Financial Products Guaranty, Citigroup Financial Products Liquidity Facility) (Aa1, VMIG-1)

3.48%(b)(c)	11/01/07	9,200	9,200,000
Commonwealth of Puerto Rico Infrastructure Financing Authority RB MERLOTS Trust Receipts Series 2005A-21 DN (AMBAC Insurance, Bank of New York SBPA) (MIG-1)
3.32%(b)(c)	11/07/07	2,985	2,985,000

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	49

Schedule of Investments (concluded)	California Money Fund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
Puerto Rico (Continued)
Commonwealth of Puerto Rico Infrastructure Financing Authority RB Series 2007-21Z DN (AMBAC Insurance, FGIC Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (AAA, F-1+)
3.45%(b)(c)	11/01/07	$6,025	$6,025,000
Puerto Rico Electric Power Authority RB PUTTERS Series 2000-147 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1+)
3.47%(b)(c)	07/01/08	3,100	3,100,000
Puerto Rico Electric Power Authority RB Series 2002-1 DN (MBIA Insurance, Bank of New York Liquidity Facility) (A-1+)
3.44%(b)(c)	11/07/07	2,195	2,195,000
Puerto Rico Electric Power Authority RB Series 2007R-110048CE DN (Citibank N.A. LOC, Citibank N.A. Liquidity Facility) (VMIG-1, Aaa)
3.48%(b)(c)	11/07/07	2,250	2,250,000
Puerto Rico Electric Power Authority RB Series 2007R-11042CE DN (Citibank N.A. LOC, Citibank N.A. Liquidity Facility) (VMIG-1, Aaa)
3.48%(b)(c)	11/07/07	7,100	7,100,000
Puerto Rico Electric Power Authority RB Series 2007 SGB-69 DN (FSA Insurance, Societe General Group LOC) (A-1+)
3.55%(b)(c)	01/02/08	3,500	3,500,000
Puerto Rico Sales Tax Financing Corp. RB Municipal Trust Receipt Floaters Series 2007-2006-1990 DN (Morgan Stanley Dean Witter Guaranty, Morgan Stanley Group Liquidity Facilities) (A-1+, AAA)
3.50%(b)(c)	11/07/07	5,000	5,000,000

			75,006,900

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 99.1% (Cost $1,121,103,804)			1,121,103,804

Affiliated Investments — 4.1%
California — 4.1%
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2006F DN (DEPFA Bank Plc Liquidity Facility) (A-1+, VMIG-1)
3.69%(b)(c)	11/01/07	15,000	15,000,000
California Department of Water Resource Power Supply RB Series 2003 PT-759 DN (MBIA Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA) (A-1, AAA)
3.44%(b)(c)	11/07/07	9,700	9,700,000
Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2004 PA-1236 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA) (AA-, F-1+)
3.50%(b)(c)(f)	11/07/07	2,200	2,200,000
Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2004 PA-1237 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA) (AA-, F-1+)
3.50%(b)(c)(f)	11/07/07	2,740	2,740,000
Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2006D-195 DN (FGIC Insurance, Deutsche Bank Liquidity Facility) (A-1+, AAA)
3.50%(b)(c)	11/07/07	2,065	2,065,000
Pleasant Valley School District of Ventura County GO P-Float Trust Receipts Series 2005 PT-2783 DN (MBIA Insurance, Dexia Credit Local SBPA) (A-1+, AAA)
3.50%(b)(c)	11/07/07	5,850	5,850,000
Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2005 PA-1288 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA) (AA-, F-1)
3.58%(b)(c)(f)	11/07/07	2,000	2,000,000
West Covina Unified School District GO Series 2003-23 DN (MBIA Insurance, Banque Nationale de Paribas Liquidity Facility) (Aaa, VMIG-1)
3.50%(b)(c)	11/07/07	6,795	6,795,000

TOTAL AFFILIATED INVESTMENTS (Cost $46,350,000)			46,350,000

TOTAL INVESTMENTS IN SECURITIES — 103.2% (Cost $1,167,453,804(a))			1,167,453,804

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%			(35,847,878)

NET ASSETS — 100.0%			$1,131,605,926

(a)	Aggregate cost for federal income tax purposes.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of October 31, 2007, the Fund held 58.1% of its net assets, with a current market value of $657,105,000, in securities restricted as to resale.

(c)	Rates shown are the rates as of October 31, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(d)

Security restricted as to public resale. These securities are ineligible for resale into the public market until such time that either (i) a resale Registration Statement has been filed with the SEC and declared effective or (ii) resale is permitted under Rule 144A without the need for an effective registration statement. As of October 31, 2007, the Fund held 1.7% of its net assets, with a current market value of $18,865,000 and an original cost of $18,865,000 in these securities.

(e)	When-issued security.
(f)	Security insured by an affiliate.

See accompanying notes to financial statements.

50	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments As of October 31, 2007	New York Money Fund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds — 94.3%
New York — 92.9%
Albany School District GO Series 2007 BAN (State Aid Withholding Insurance)
4.25%	06/27/08	$2,301	$2,308,669
4.00%	07/18/08	2,700	2,705,160
Amityville Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
3.90%	06/27/08	900	901,425
Arlington Central School District GO Series 2007B BAN (State Aid Withholding Insurance)
4.25%	08/22/08	800	803,705
Batavia School District GO Series 2006 BAN (State Aid Withholding Insurance)
4.25%	11/02/07	2,401	2,400,839
Binghamton School District GO Series 2007 BAN (State Aid Withholding Insurance)
3.90%	09/19/08	800	801,770
Columbia University Dormitory RB Municipal Trust Receipts Floaters Series 2006P-44U DN (Lehman Liquidity Co. Liquidity Facility) (A-1, VMIG-1)
3.24%(b)(c)	11/07/07	3,250	3,250,000
Corning School District GO Series 2007 BAN (State Aid Withholding Insurance)
4.00%	06/27/08	1,300	1,301,961
Corning School District GO Series 2007 RAN (State Aid Withholding Insurance)
4.00%	11/14/07	600	600,052
Eastchester Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
4.00%	06/20/08	1,800	1,803,295
Elwood Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
4.00%	06/27/08	2,000	2,004,428
Erie County Civic Facilities IDRB (Hauptman-Woodward Project) Series 2004 DN (KeyBank N.A. LOC)
3.51%(c)	11/07/07	2,300	2,300,000
Erie County IDRB (Orchard Park CCRC, Inc. Project) Series 2006B DN (Sovereign Bank LOC, Citizens Financial Group, Inc. LOC) (A-1+)
3.44%(c)	11/07/07	600	600,000
Fayetteville-Manlius Central School District GO Series 2006 BAN (State Aid Withholding Insurance)
4.00%	11/02/07	400	400,004
Franklin County IDA Civic Facility RB (Paul Smith’s College Project) Series 1998 DN (KeyBank N.A. LOC)
3.33%(c)	11/07/07	2,360	2,360,000
Freeport GO Series 2007A BAN
4.00%	05/09/08	300	300,419
Glens Falls School District GO Series 2007 BAN (State Aid Withholding Insurance)
4.00%	07/11/08	2,100	2,103,905
Greenport Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
4.00%	06/30/08	900	901,432
Half Hollow Hills Central School District GO Series 2007 TAN (State Aid Withholding Insurance)
4.00%	06/30/08	300	300,576
Harborfields Central School District GO Series 2007 TAN
3.90%	06/27/08	3,000	3,004,729
Hauppauge Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
3.90%	06/27/08	4,000	4,006,315
Hempstead Town IDA Civic Facility RB (Hebrew Academy Project) Series 2006 DN (Sovereign Bank LOC, KBC Bank N.V. LOC) (A-1+)
3.42%(c)	11/07/07	5,995	5,995,000
Hempstead Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
4.25%	06/24/08	5,100	5,115,808
Hicksville Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
4.00%	06/27/08	200	200,443
Hilton Central School District GO Series 2007 RAN (State Aid Withholding Insurance)
4.00%	06/19/08	800	801,459
Hudson Yards Infrastructure Corp. RB Eagle Series 2007A DN (FGIC Insurance, Landesbank Hessen-Thuringen Girozentrale Liquidity Facility) (A-1)
3.50%(b)(c)	11/07/07	2,600	2,600,000
Huntington Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
3.90%	06/27/08	4,000	4,006,593
Islip Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
3.90%	06/27/08	1,700	1,702,687
Kings Park Central School District GO Series 2007 BAN (State Aid Withholding Insurance)
3.90%	08/15/08	900	901,707
Laurens Central School District GO Series 2007 BAN (State Aid Withholding Insurance)
4.00%	06/26/08	500	500,940
Liberty Development Corp. RB Municipal Trust Receipts Floaters Series 2006-1251 DN (Morgan Stanley Group SBPA) (VMIG-1)
3.49%(b)(c)	11/07/07	13,700	13,700,000
Liberty Development Corp. RB Municipal Trust Receipts Floaters Series 2007-2025 DN (Branch Banking & Trust Co. Liquidity Facility)
3.52%(b)(c)	11/07/07	1,395	1,395,000
Long Island Power Authority Electric System RB Series 1998A MB (FSA Insurance) (AAA)
5.12%	06/01/08	1,800	1,832,822
Lyncourt United Free School District GO Series 2006 BAN (State Aid Withholding Insurance)
4.00%	11/21/07	2,050	2,050,434
Mattituck-Cutchogue Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
3.90%	06/30/08	1,700	1,702,725
Metropolitan Transportation Authority GO Series 2004A-1 DN (CIFG Insurance, DEPFA Bank Plc SBPA) (A-1+, VMIG-1)
3.39%(c)	11/07/07	3,680	3,680,000
Metropolitan Transportation Authority GO Series 2004A-3 DN (XLCA Insurance, DEPFA Bank Plc SBPA) (A-1+, VMIG-1)
3.39%(c)	11/07/07	7,120	7,120,000
Metropolitan Transportation Authority RB (Dedicated Tax Fund Project) Series 2002B DN (FSA Insurance, Dexia Credit Local SBPA) (A-1+)
3.40%(c)	11/07/07	13,100	13,100,000
Metropolitan Transportation Authority RB Series 2002D-1 DN (FSA Insurance, WestLB AG SBPA) (A-1+, VMIG-1)
3.39%(c)	11/07/07	6,800	6,800,000
Metropolitan Transportation Authority RB Series 2002D-2 DN (FSA Insurance, Dexia Credit Local SBPA) (A-1+, VMIG-1)
3.39%(c)	11/07/07	100	100,000
Metropolitan Transportation Authority RB Series 2002F DN (AMBAC Insurance, Bank of New York SBPA) (VMIG-1)
3.50%(b)(c)	11/07/07	5,662	5,661,500
Metropolitan Transportation Authority RB Series 2005A-1 DN (XLCA Insurance, Citibank N.A. SBPA) (A-1+)
3.42%(c)	11/07/07	1,750	1,750,000

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	51

Schedule of Investments (continued)	New York Money Fund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
New York (Continued)
Metropolitan Transportation Authority RB Series 2005 DN (Fortis Bank LOC) (VMIG-1)
3.39%(c)	11/07/07	$7,650	$7,650,000
Miller Place Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
4.00%	06/30/08	600	601,071
Monroe County IDA Civic Facility RB (Monroe Community College Project) Series 2006A DN (JPMorgan Chase Bank LOC) (VMIG-1)
3.41%(c)	11/07/07	2,295	2,295,000
Monroe County IDA Civic Facility RB (Sigal Center Project) Series 2004 DN (M&T Bank Corp. LOC) (VMIG-1)
3.51%(c)	11/07/07	1,600	1,600,000
Monroe County IDA Civic Facility RB (YMCA of Greater Rochester Project) Series 2004 DN (M&T Bank Corp. LOC) (A-1)
3.48%(c)	11/07/07	2,575	2,575,000
Nassau County IDA Civic Facility RB (North Shore Hebrew Academy Project) Series 2005 DN (Sovereign Bank LOC, Comerica Bank N.A. LOC) (VMIG-1)
3.46%(c)	11/07/07	2,500	2,500,000
New Rochelle School District GO Series 2007 BAN (State Aid Withholding Insurance) (MIG-1)
4.00%	04/25/08	600	600,972
New York City Convention Center RB Eclipse Funding Trust Series 2006-0004 DN (AMBAC Insurance, U.S. Bank N.A. Liquidity Facility) (VMIG-1)
3.78%(b)(c)	11/07/07	10,700	10,700,000
New York City GO Municipal Trust Receipts Floaters Series 2006-1454 DN (Morgan Stanley Group Liquidity Facility) (A-1)
3.51%(b)(c)	11/07/07	194	194,500
New York City GO Municipal Trust Receipts Floaters Series 2006-P36U-D DN (Lehman Liquidity Co. Liquidity Facility) (A-1)
3.25%(b)(c)	11/07/07	3,515	3,515,000
New York City GO PUTTERS Series 2006-1299 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1+)
3.49%(b)(c)	11/07/07	5,345	5,345,000
New York City GO PUTTERS Series 2006-1318 DN (AMBAC Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1+)
3.49%(b)(c)	11/07/07	1,995	1,995,000
New York City GO Series 1993A-4 DN (Bayerische Landesbank Girozentrale LOC) (A-1+, VMIG-1)
3.50%(c)	11/01/07	1,700	1,700,000
New York City GO Series 2002C-2 DN (Bayerische Landesbank Girozentrale LOC) (A-1+, VMIG-1)
3.23%(c)	11/07/07	4,070	4,070,000
New York City GO Series 2002C-3 DN (Banque Nationale de Paribas LOC) (A-1+, VMIG-1)
3.23%(c)	11/07/07	4,600	4,600,000
New York City GO Series 2004C-3 DN (CIFG Insurance, DEPFA Bank Plc SBPA) (A-1, VMIG-1)
3.40%(c)	11/07/07	7,390	7,390,000
New York City GO Series 2004H-2 DN (Bank of New York LOC) (A-1+, VMIG-1)
3.19%(c)	11/07/07	8,915	8,915,000
New York City GO Series 2005E-3 DN (Bank of America N.A. LOC) (A-1+, VMIG-1)
3.40%(c)	11/07/07	700	700,000
New York City GO Series 2005F-3 DN (Royal Bank of Scotland LOC) (VMIG-1)
3.41%(c)	11/07/07	5,600	5,600,000
New York City GO Series 2006I-4 DN (Bank of New York LOC) (A-1+, VMIG-1)
3.24%(c)	11/07/07	5,000	5,000,000
New York City GO Series 2006I-5 DN (California Public Employees Retirement LOC) (VMIG-1)
3.49%(c)	11/01/07	4,500	4,500,000
New York City GO Subseries 2006H-1 DN (Credit Locale de France LOC) (A-1+, VMIG-1)
3.47%(c)	11/01/07	7,300	7,300,000
New York City GO Trust Receipts Series 2002-725X DN (FSA Insurance, Morgan Stanley Group Liquidity Facility) (VMIG-1)
3.49%(b)(c)	11/07/07	9,644	9,643,750
New York City IDA Civic Facilities RB (Abraham Joshua Heschel Project) Series 2002 DN (Allied Irish Bank Plc LOC) (VMIG-1)
3.47%(c)	11/07/07	1,900	1,900,000
New York City IDA Civic Facilities RB (French Institute Alliance Project) Series 2005 DN (M&T Bank Corp. LOC) (VMIG-1)
3.51%(c)	11/07/07	2,140	2,140,000
New York City IDA Civic Facilities RB (Hewitt School Project) Series 2002 DN (Allied Irish Bank Plc LOC) (VMIG-1)
3.46%(c)	11/07/07	1,600	1,600,000
New York City IDA Civic Facilities RB (The Birch Wathen Lenox School Project) Series 2004 DN (Allied Irish Bank Plc LOC) (VMIG-1)
3.46%(c)	11/07/07	2,625	2,625,000
New York City IDRB Municipal Trust Receipts Floaters Series 2007-1875 DN (FGIC Insurance, Morgan Stanley Municipal Funding Liquidity Facility) (A-1+)
3.49%(b)(c)	11/07/07	600	600,000
New York City IDRB Series 2006 ROC-RR-II-R-523CE DN (Citibank N.A. Liquidity Facility, Citibank N.A. Guaranty) (VMIG-1)
3.50%(b)(c)	11/07/07	2,200	2,200,000
New York City Municipal Water Finance Authority Water & Sewer System RB Municipal Trust Receipts Floaters Series 2005-1051 DN (Morgan Stanley Municipal Funding Liquidity Facility) (VMIG-1, VMIG-1)
3.49%(b)(c)	11/07/07	4,095	4,095,000
New York City Municipal Water Finance Authority Water & Sewer System RB Municipal Trust Receipts Floaters Series 2006-1226 DN (Morgan Stanley Group Liquidity Facility) (VMIG-1)
3.49%(b)(c)	11/07/07	11,140	11,140,000
New York City Municipal Water Finance Authority Water & Sewer System RB Munitops Trust Certificates Series 2006-3 DN (XLCA Insurance, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.48%(b)(c)	11/07/07	8,330	8,330,000
New York City Municipal Water Finance Authority Water & Sewer System RB PUTTERS Series 2005-988 DN (JPMorgan Chase Bank Liquidity Facility) (A-1+)
3.49%(b)(c)	11/07/07	6,800	6,800,000
New York City Municipal Water Finance Authority Water & Sewer System RB PUTTERS Series 2006-1263 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1)
3.49%(b)(c)	11/07/07	5,840	5,840,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2001F-2 DN (Morgan Guaranty Trust SBPA) (VMIG-1)
3.24%(c)	11/07/07	2,600	2,600,000
New York City Transitional Finance Authority RB (Future Tax Secured Project) Series 1998A-1 DN (WestLB AG SBPA) (A-1+, VMIG-1)
3.18%(c)	11/07/07	200	200,000

See accompanying notes to financial statements.

52	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments (continued)	New York Money Fund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
New York (Continued)
New York City Transitional Finance Authority RB (Future Tax Secured Project) Series 1999B-3 DN (Bank One N.A. LOC, JPMorgan Chase Bank SBPA) (A-1+, VMIG-1)
3.18%(c)	11/07/07	$200	$200,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3 DN (Bank of New York SBPA) (A-1+, VMIG-1)
3.27%(c)	11/07/07	17,110	17,110,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-1B DN (Societe Generale Liquidity Facility) (A-1+, VMIG-1)
3.18%(c)	11/07/07	100	100,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3E DN (Bayerische Landesbank Girozentrale LOC) (A-1+, VMIG-1)
3.47%(c)	11/01/07	9,645	9,645,000
New York City Transitional Finance Authority RB Eagle Trust Receipts Series 2001 DN (Citibank N.A. Liquidity Facility) (A-1+)
3.51%(b)(c)	11/07/07	3,300	3,300,000
New York City Transitional Finance Authority RB Municipal Trust Receipts Floaters Series 2006-1401 DN (Morgan Stanley Group Liquidity Facility) (A-1)
3.49%(b)(c)	11/07/07	9,937	9,937,000
New York City Transitional Finance Authority RB Series 2003-2D DN (Lloyds TSB Bank Plc Liquidity Facility) (A-1+, VMIG-1)
3.27%(c)	11/07/07	1,700	1,700,000
New York City Transitional Finance Authority RB Series 2007 ROC-RR-II-R-10131 DN (Citibank N.A. Liquidity Facility) (A-1+)
3.50%(b)(c)	11/07/07	8,630	8,630,000
New York City Trust for Cultural Resources RB (The Museum of Broadcasting Project) Series 1989 DN (KBC Bank N.V. LOC) (A-1+, VMIG-1)
3.20%(c)	11/07/07	500	500,000
New York Dormitory Authority RB (Barnard College Project) Series 2007B DN (FGIC Insurance, DEPFA Bank Plc SBPA) (VMIG-1, VMIG-1)
3.42%(c)	11/07/07	1,800	1,800,000
New York Dormitory Authority RB (Columbia University Project) Municipal Trust Receipts Series 2001-132 DN (Societe Generale Liquidity Facility) (A-1+)
3.27%(b)(c)	11/07/07	2,000	2,000,000
New York Dormitory Authority RB (Glen Eddy, Inc. Project) Series 2000 DN (Sovereign Bank LOC) (A-1)
3.41%(c)	11/07/07	10,775	10,775,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2H DN (Bank USA N.A. SBPA) (A-1+)
3.39%(c)	11/07/07	4,495	4,495,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2E DN (Banque Nationale de Paribas SBPA) (A-1+)
3.39%(c)	11/07/07	200	200,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2G DN (Bank of Nova Scotia SBPA) (A-1)
3.39%(c)	11/07/07	1,815	1,815,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2004F-2B DN (FSA Insurance, Dexia Credit Local SBPA) (A-1+)
3.37%(c)	11/07/07	600	600,000
New York Dormitory Authority RB (Mt. Sinai School of Medicine Project) Various Certificates Series 2001D DN (MBIA Insurance, Bank of America N.A. Liquidity Facility) (A-1+)
3.47%(b)(c)	11/07/07	1,900	1,900,000
New York Dormitory Authority RB MERLOTS Trust Receipts Series 2003 DN (FGIC Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.34%(b)(c)	11/07/07	7,145	7,145,000
New York Dormitory Authority RB PUTTERS Series 2007-1956 DN (JPMorgan Chase Bank Liquidity Facility) (A-1+)
3.49%(b)(c)	11/07/07	9,995	9,995,000
New York Dormitory Authority RB Series 2005B DN (Bayerische Landesbank Girozentrale LOC) (A-1+, VMIG-1)
3.20%(c)	11/07/07	7,500	7,500,000
New York Environmental Facilities Corp. Clean Water & Drinking RB Eagle Trust Receipts Series 2003A DN (Citibank N.A. Liquidity Facility) (A-1+)
3.51%(b)(c)	11/07/07	5,710	5,710,000
New York Environmental Facilities Corp. Clean Water & Drinking RB MERLOTS Trust Receipts Series 2004B DN (Wachovia Bank N.A. SBPA) (A-1)
3.34%(b)(c)	11/07/07	5,370	5,370,000
New York Environmental Facilities Corp. Clean Water & Drinking RB PUTTERS Series 2006-1372 DN (JPMorgan Chase Bank Liquidity Facility) (A-1+)
3.49%(b)(c)	11/07/07	7,720	7,720,000
New York Environmental Facilities Corp. Clean Water & Drinking RB Series 2003 ROC-RR-II-R-2014 DN (Citigroup Financial Products Liquidity Facility) (VMIG-1)
3.50%(b)(c)	11/07/07	2,630	2,630,000
New York Environmental Facilities Corp. Clean Water & Drinking RB Series 2003 ROC-RR-II-R-4001 DN (Citigroup Financial Products Liquidity Facility) (VMIG-1)
3.50%(b)(c)	11/07/07	1,580	1,580,000
New York Housing Finance Agency RB (Normandie Court I Project) Series 1991A DN (Societe Generale LOC) (A-1+, VMIG-1)
3.22%(c)	11/07/07	800	800,000
New York Housing Finance Agency RB (Tribeca Green Housing Project) Series 2003A DN (Landesbank Hessen-Thuringen Girozentrale LOC) (VMIG-1)
3.22%(c)	11/07/07	14,030	14,030,000
New York Housing Finance Agency RB Series 2003E DN (Banque Nationale de Paribas LOC) (A-1+, F1+)
3.23%(c)	11/07/07	10,800	10,800,000
New York Local Government Assistance Corp. RB Series 1994B DN (Credit Suisse LOC) (A-1+, VMIG-1)
3.24%(c)	11/07/07	2,000	2,000,000
New York Local Government Assistance Corp. RB Series 1995C DN (Landesbank Hessen-Thuringen Girozentrale LOC) (A-1+, VMIG-1)
3.25%(c)	11/07/07	300	300,000
New York Power Authority GO Series 1985 MB (Dexia Credit Local Liquidity Facility) (A-1+, MIG-1)
3.64%(c)	03/03/08	3,000	3,000,000
New York Thruway Authority General RB PUTTERS Series 2000-145 DN ( AMBAC Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1+)
3.49%(b)(c)	11/07/07	1,495	1,495,000

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	53

Schedule of Investments (continued)	New York Money Fund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
New York (Continued)
New York Thruway Authority General RB Series 2007-050 DN (FGIC Insurance, Banque Nationale de Paribas Liquidity Facility) (VMIG-1)
3.50%(b)(c)	11/01/07	$2,100	$2,100,000
New York Thruway Authority General RB UBS Municipal Certificates Floaters Series 2007-07-17 DN (Landesbank Hessen Thuringen Girozentrale Liquidity Facility) (A-1)
3.49%(c)(d)	11/07/07	500	500,000
New York Tollway Authority Second General Highway & Bridge Trust Fund RB PUTTERS Series 2006-1413 DN (AMBAC Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1+)
3.49%(b)(c)	11/07/07	3,485	3,485,000
New York Urban Development Corp. RB (State Facilities & Equipment Project) Series 2004A-3-A DN (CIFG Insurance, Dexia Credit Local SBPA) (A-1+)
3.36%(c)	11/07/07	2,330	2,330,000
New York Urban Development Corp. RB UBS Municipal Certificates Floaters Series 2007-07-1037 DN (Bank of New York Liquidity Facility) (A-1+, A-1+)
3.49%(b)(c)	11/07/07	400	400,000
North Babylon Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
4.00%	06/26/08	300	300,662
North Syracuse Central School District GO Series 2007 BAN (State Aid Withholding Insurance)
4.00%	06/19/08	220	220,347
Ogdensburg Enlarged City School District GO Series 2007 RAN (State Aid Withholding Insurance)
4.00%	06/27/08	700	700,964
Oneida County IDRB (Preswick Glen Civic Facility Project) Series 2006 DN (Sovereign Bank LOC, Lloyds TSB Bank Plc LOC) (A-1+)
3.44%(c)	11/07/07	11,100	11,100,000
Onondaga County IDA Civic Facility RB (Crouse Health Hospital Project) Series 2003A DN (M&T Bank Corp. LOC) (VMIG-1)
3.35%(c)	11/07/07	3,000	3,000,000
Onondaga County IDA Civic Facility RB (YMCA Greater Syracuse Project) Series 2003A DN (Citizens Financial Group, Inc. LOC)
3.51%(c)	11/07/07	3,900	3,900,000
Ontario County Civic Facilities RB (Finger Lakes Project) Series 2006A DN (Citizens Financial Group, Inc. LOC) (VMIG-1)
3.41%(c)	11/07/07	4,000	4,000,000
Orange County GO Series 2007 BAN
3.90%	07/24/08	1,600	1,600,140
Orange County IDA Civic Facilities RB (Cornwall Hospital Project) Series 2006 DN (Keybank N.A. LOC) (VMIG-1)
3.47%(c)	11/07/07	4,000	4,000,000
Otsego County IDRB (Templeton Foundation Project) Series 2007A DN (KeyBank N.A. LOC)
3.56%(c)	11/07/07	575	575,000
Poughkeepsie City GO Series 2007B BAN
3.90%	09/12/08	500	501,122
Poughkeepsie City GO Series 2007C BAN
3.90%	07/18/08	1,500	1,502,793
Ramapo Housing Authority RB (Fountainview College Road Project) Series 1998 DN (M&T Bank Corp. LOC) (VMIG-1)
3.48%(c)	11/07/07	6,970	6,970,000
Rensselaer County Civic Facilities IDRB (The Sage Colleges Project) Series 2002A DN (M&T Bank Corp. LOC) (VMIG-1)
3.52%(c)	11/07/07	2,500	2,500,000
Rockland County GO Series 2007 BAN
4.00%	12/20/07	1,900	1,900,536
Rockland County GO Series 2007E BAN
3.90%	09/04/08	1,300	1,302,739
Rockland County IDRB (Northern River Assisted Living Project) Series 1999 DN (M&T Bank Corp. LOC) (VMIG-1)
3.48%(c)	11/07/07	7,200	7,200,000
Rome School District GO Series 2007A BAN (State Aid Withholding Insurance)
4.00%	06/27/08	900	901,187
Rome School District GO Series 2007B BAN (State Aid Withholding Insurance)
4.00%	07/25/08	800	801,176
Rome School District GO Series 2007 RAN (State Aid Withholding Insurance)
4.00%	06/20/08	1,800	1,802,191
Schenectady County IDA Civic Facility RB (Sunnyview Project) Series 2003B DN (KeyBank N.A. LOC) (VMIG-1)
3.47%(c)	11/07/07	2,295	2,295,000
Schenectady School District GO Series 2007 RAN (State Aid Withholding Insurance)
4.00%	07/31/08	1,300	1,301,959
Shenendehowa Cetnral School District GO Series 2007 BAN (State Aid Withholding Insurance)
3.85%	06/27/08	2,300	2,300,332
Southampton Union Free School District GO Series 2007 BAN (State Aid Withholding Insurance)
3.90%	09/17/08	500	501,140
Southampton Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
3.90%	06/27/08	1,500	1,502,575
Suffolk County Water Authority GO Series 2003 BAN (Bank of Nova Scotia SBPA) (VMIG-1)
3.20%(c)	11/07/07	11,700	11,700,000
Tarrytown Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
3.90%	06/13/08	900	901,456
Tobacco Settlement Financing Corp. RB Series 2003B-1 AMT MB (AA-, A1)
5.00%	06/01/08	400	402,735
Triborough Bridge & Tunnel Authority RB (General Purpose Project) Series 2001C DN (AMBAC Insurance, Bayerische Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
3.20%(c)	11/07/07	210	210,000
Triborough Bridge & Tunnel Authority RB Munitops Trust Certificates Series 2002-14 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.47%(b)(c)	11/07/07	9,240	9,240,000
Triborough Bridge & Tunnel Authority RB Series 2003B DN (Credit Locale de France LOC) (A-1+, VMIG-1)
3.23%(c)	11/07/07	7,475	7,475,000
Triborough Bridge & Tunnel Authority RB Series 2005B-3 DN (Bank of America N.A. SBPA) (A-1+, VIMG-1)
3.39%(c)	11/07/07	3,755	3,755,000
Triborough Bridge & Tunnel Authority RB Series 2006B-4 DN (Landesbank Baden-Wurttemberg Girozentrale SBPA) (A-1+, VMIG1)
3.39%(c)	11/07/07	5,000	5,000,000
Triborough Bridge & Tunnel Authority RB Series 2007 ROC-II-R-10272 DN (FGIC Insurance, Citigroup Financial Products Liquidity Facility) (A-1+)
3.50%(b)(c)	11/07/07	2,000	2,000,000
TSASC, Inc. RB Series 2006 ROC-RR-II-R-519CE DN (Citibank N.A. Guaranty, Citibank N.A. Liquidity Facility) (VMIG-1)
3.51%(b)(c)	11/07/07	5,750	5,750,000

See accompanying notes to financial statements.

54	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments (concluded)	New York Money Fund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
New York (Continued)
Uslter County GO Series 2006 BAN
4.00%	11/21/07	$4,099	$4,099,771
Vestal GO Series 2007 BAN
4.00%	05/23/08	700	701,428
Wantagh Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
4.00%	06/27/08	200	200,457
Watertown Enlarged City School District GO Series 2007 BAN (State Aid Withholding Insurance)
4.00%	06/26/08	3,000	3,004,871
Watertown GO Series 2007 BAN (State Aid Withholding Insurance)
4.25%	02/27/08	400	400,698
Yorktown Central School District GO Series 2007 BAN (State Aid Withholding Insurance)
4.00%	10/02/08	1,300	1,305,767

			547,360,141

Puerto Rico — 1.4%
Commonwealth of Puerto Rico Infrastructure Financing Authority RB MERLOTS Trust Receipts Series 2005A-21 DN (AMBAC Insurance, Bank of New York SBPA) (MIG-1)
3.32%(b)(c)	11/07/07	3,965	3,965,000
Puerto Rico Electric Power Authority RB PUTTERS Series 2000-164 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1+)
3.45%(b)(c)	11/07/07	3,700	3,700,000

			7,665,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 94.3% (Cost $555,025,141)			555,025,141

Affiliated Investment — 5.1%
New York — 5.1%
New York City GO P-Float Trust Receipts Series 2005-3333 DN (Dexia Credit Local LOC) (F-1+)
3.49%(b)(c)	11/07/07	5,300	5,300,000
Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2006 MT-232 DN (DEPFA Bank Plc Liquidity Facility) (A-1+)
3.50%(b)(c)	11/07/07	17,495	17,495,000
Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2006 MT-256 DN (Svenska Handelsbanken AB Liquidity Facility) (A-1)
3.52%(b)(c)	11/07/07	7,495	7,495,000

TOTAL AFFILIATED INVESTMENTS (Cost $30,290,000)			30,290,000

TOTAL INVESTMENTS IN SECURITIES — 99.4% (Cost $585,315,141(a))			585,315,141

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%			3,784,725

NET ASSETS — 100.0%			$589,099,866

(a)	Aggregate cost for federal income tax purposes.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of October 31, 2007, the Fund held 38.3% of its net assets, with a current market value of $225,346,750, in securities restricted as to resale.

(c)	Rates shown are the rates as of October 31, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(d)

Security restricted as to public resale. These securities are ineligible for resale into the public market until such time that either (i) a resale Registration Statement has been filed with the SEC and declared effective or (ii) resale is permitted under Rule 144A without the need for an effective registration statement. As of October 31, 2007, the Fund held 0.1% of its net assets, with a current market value of $500,000 and an original cost of $500,000 in these securities.

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	55

Schedule of Investments	BlackRock Liquidity Funds

KEY TO INVESTMENT ABBREVIATIONS

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CDC	CDC Funding Group
COP	Certificates of Participation
DN	Demand Note (Variable Rate)
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
ISD	Independent School District
LLC	Limited Liability Co.
LLP	Limited Liability Partnership
LOC	Letter of Credit
MB	Municipal Bond
MBIA	Municipal Bond Insurance Association
MERLOTS	Municipal Exempt Receipts-Liquidity Option Tender
P-FLOAT	Putable Floating Option Tax-Exempt Receipt
PCRB	Pollution Control Revenue Bond
PUTTERS	Putable Tax-Exempt Receipt
RAN	Revenue Anticipation Note
RB	Revenue Bond
ROC	Reset Option Certificate
SBPA	Stand-by Bond Purchase Agreement
TAN	Tax Anticipation Note
TECP	Tax Exempt Commercial Paper
TRAN	Tax and Revenue Anticipation Note
XLCA	XL Capital Assurance

The ratings of the investments in the various Funds provided by the Fitch Ratings, Moody’s Investors Service, Inc. and Standard & Poor’s are believed to be the most recent ratings available at October 31, 2007. The ratings have not been audited by the Independent Registered Public Accounting Firm and, therefore, are not covered by the Report of the Independent Registered Public Accounting Firm.

See accompanying notes to financial statements.

56	ANNUAL REPORT	OCTOBER 31, 2007

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Statements of Assets and Liabilities

As of October 31, 2007	TempFund	TempCash	FedFund	T-Fund	Federal Trust Fund
Assets
Investments at value — unaffiliated[1]	$61,227,936,751	$12,526,980,516	$1,832,028,828	$—	$418,779,750
Investments at value — affiliated[2]	356,000,000	—	8,500,000	800,000,000	—
Repurchase agreements[3]	811,942,000	—	4,428,034,000	6,910,948,000	—
Cash	150,778,821	—	—	—	51
Interest receivable	182,804,003	35,805,467	15,045,388	2,568,168	934,798
Interest receivable — affiliated	45,860	—	1,095	98,750	—
Prepaid expenses	70,758	23,650	41,188	56,655	24,405

Total Assets	62,729,578,193	12,562,809,633	6,283,650,499	7,713,671,573	419,739,004

Liabilities
Distributions payable	134,432,694	33,739,945	9,969,375	18,607,899	1,110,906
Management fees payable	14,255,272	3,116,476	1,533,411	2,252,183	110,347
Shareholder servicing fees payable	3,108,674	204,826	522,318	338,147	16,230
Transfer agent fees payable	381,710	102,121	43,415	50,955	3,879
Custodian fees payable	293,165	49,352	11,054	10,437	3,723
Distribution fees payable	266,150	7	29,770	—	—
Officers’ and trustees’ fees payable	149,693	32,152	15,295	23,006	1,452
Investments purchased payable	—	98,746,528	—	—	9,850,694
Cash overdraft	—	1,408,061	39,500	2	—
Other accrued expenses payable	1,597,010	272,930	174,763	221,123	39,031

Total Liabilities	154,484,368	137,672,398	12,338,901	21,503,752	11,136,262

Net Assets	$62,575,093,825	$12,425,137,235	$6,271,311,598	$7,692,167,821	$408,602,742

Net Assets Consist of
Capital paid-in	$62,578,534,658	$12,427,290,321	$6,271,323,797	$7,692,274,860	$408,565,721
Undistributed (distributions in excess of) net investment income	—	(36)	(145)	—	294
Accumulated net realized gain (loss) on investment transactions	(3,440,833)	(2,153,050)	(12,054)	(107,039)	36,727

Net Assets	$62,575,093,825	$12,425,137,235	$6,271,311,598	$7,692,167,821	$408,602,742

[1] Cost of investments — unaffiliated	$62,039,878,751	$12,526,980,516	$1,832,028,828	$—	$418,779,750
[2] Cost of investments — affiliated	356,000,000	—	8,500,000	800,000,000	—
[3] Cost of repurchase agreements	—	—	4,428,034,000	6,910,948,000	—

See accompanying notes to financial statements.

58	ANNUAL REPORT	OCTOBER 31, 2007

As of October 31, 2007	TempFund	TempCash	FedFund	T-Fund	Federal Trust Fund
Institutional Shares
Net Assets	$50,720,755,468	$11,420,516,217	$4,583,891,550	$6,280,212,951	$331,908,920
Shares outstanding[1]	50,723,442,799	11,422,499,701	4,583,928,601	6,280,300,528	331,881,647
Net Asset Value	$1.00	$1.00	$1.00	$1.00	$1.00

Dollar Shares
Net Assets	$6,310,898,795	$1,004,424,863	$683,594,057	$775,904,051	$43,013,343
Shares outstanding[1]	6,311,481,637	1,004,594,470	683,567,731	775,920,224	43,006,372
Net Asset Value	$1.00	$1.00	$1.00	$1.00	$1.00

Cash Management Shares
Net Assets	$724,122,267	$196,155	$—	$552,059,363	$—
Shares outstanding[1]	724,143,954	196,150	—	552,062,752	—
Net Asset Value	$1.00	$1.00	$—	$1.00	$—

Cash Reserve Shares
Net Assets	$12,089,598	$—	$1,182,691	$—	$—
Shares outstanding[1]	12,087,398	—	1,182,753	—	—
Net Asset Value	$1.00	$—	$1.00	$—	$—

Administration Shares
Net Assets	$1,842,566,187	$—	$41,410,650	$83,989,657	$33,680,479
Shares outstanding[1]	1,842,717,744	—	41,410,649	83,989,557	33,678,324
Net Asset Value	$1.00	$—	$1.00	$1.00	$1.00

Bear Stearns Shares
Net Assets	$888,584,396	$—	$98,751,810	$—	$—
Shares outstanding[1]	888,588,903	—	98,752,013	—	—
Net Asset Value	$1.00	$—	$1.00	$—	$—

Bear Stearns Premier Choice Shares
Net Assets	$—	$—	$2,242	$502	$—
Shares outstanding[1]	—	—	2,242	502	—
Net Asset Value	$—	$—	$1.00	$1.00	$—

Bear Stearns Private Client Shares
Net Assets	$1,566,346,471	$—	$768,611,952	$795	$—
Shares outstanding[1]	1,566,354,690	—	768,613,113	795	—
Net Asset Value	$1.00	$—	$1.00	$1.00	$—

Bear Stearns Premier Shares
Net Assets	$509,730,643	$—	$93,866,646	$502	$—
Shares outstanding[1]	509,717,533	—	93,866,694	502	—
Net Asset Value	$1.00	$—	$1.00	$1.00	$—

[1]	Unlimited number of shares authorized, $0.001 par value.

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	59

Statements of Assets and Liabilities (concluded)

As of October 31, 2007	Treasury Trust Fund	MuniFund	MuniCash	California Money Fund	New York Money Fund
Assets
Investments at value — unaffiliated[1]	$2,883,252,262	$3,470,827,865	$937,311,479	$1,121,103,804	$555,025,141
Investments at value — affiliated[2]	—	101,885,000	48,075,000	46,350,000	30,290,000
Cash	—	37,011	—	24,554	33,112
Interest receivable	4,094,897	22,586,667	4,984,179	8,271,494	4,504,272
Interest receivable — affiliated	—	944,285	139,042	498,386	442,050
Investments sold receivable	325,917,048	71,290,266	44,728,870	—	—
Prepaid expenses	35,497	56,638	33,294	17,030	9,559

Total Assets	3,213,299,704	3,667,627,732	1,035,271,864	1,176,265,268	590,304,134

Liabilities
Investments purchased payable	511,839,241	171,561,694	27,192,462	42,192,780	—
Distributions payable	4,547,196	4,328,020	1,803,571	1,926,834	906,788
Management fees payable	797,235	972,627	364,103	334,205	164,631
Shareholder servicing fees payable	59,864	320,042	19,509	132,938	87,920
Transfer agent fees payable	22,355	36,580	17,979	21,499	10,314
Custodian fees payable	17,622	20,458	—	—	—
Officers’ and trustees’ fees payable	8,133	10,943	5,070	4,375	2,163
Distribution fees payable	—	8,739	4	11,179	1,968
Cash overdraft	961,923	—	53,996	—	—
Other accrued expenses payable	97,281	105,916	40,986	35,532	30,484

Total Liabilities	518,350,850	177,365,019	29,497,680	44,659,342	1,204,268

Net Assets	$2,694,948,854	$3,490,262,713	$1,005,774,184	$1,131,605,926	$589,099,866

Net Assets Consist of
Capital paid-in	$2,694,744,256	$3,490,250,160	$1,006,028,561	$1,131,590,193	$589,090,938
Undistributed net investment income	—	2,304	10,030	—	6
Accumulated net realized gain (loss) on investment transactions	204,598	10,249	(264,407)	15,733	8,922

Net Assets	$2,694,948,854	$3,490,262,713	$1,005,774,184	$1,131,605,926	$589,099,866

[1] Cost of investments — unaffiliated	$2,883,252,262	$3,470,827,865	$937,311,479	$1,121,103,804	$555,025,141
[2] Cost of investments — affiliated	—	101,885,000	48,075,000	46,350,000	30,290,000

See accompanying notes to financial statements.

60	ANNUAL REPORT	OCTOBER 31, 2007

As of October 31, 2007	Treasury Trust Fund	MuniFund	MuniCash	California Money Fund	New York Money Fund
Institutional Shares
Net Assets	$2,370,307,694	$2,316,503,805	$919,878,495	$778,620,560	$357,803,009
Shares outstanding[1]	2,370,103,676	2,316,425,771	920,135,692	778,569,717	357,432,274
Net Asset Value	$1.00	$1.00	$1.00	$1.00	$1.00
Dollar Shares
Net Assets	$173,312,442	$147,605,544	$85,628,013	$47,234,695	$6,513,628
Shares outstanding[1]	173,338,793	147,604,828	85,628,659	47,226,554	6,507,108
Net Asset Value	$1.00	$1.00	$1.00	$1.00	$1.00
Cash Management Shares
Net Assets	$54,373,312	$40,620,442	$—	$21,289,010	$15,062,368
Shares outstanding[1]	54,365,277	40,617,629	—	21,287,918	15,058,186
Net Asset Value	$1.00	$1.00	$—	$1.00	$1.00
Cash Reserve Shares
Net Assets	$—	$—	$10,090	$—	$—
Shares outstanding[1]	—		10,089
Net Asset Value	$—	$—	$1.00	$—	$—
Administration Shares
Net Assets	$96,955,406	$389,467,984	$257,586	$6,971,171	$13,158,277
Shares outstanding[1]	96,936,510	389,410,648	257,582	6,970,123	13,143,876
Net Asset Value	$1.00	$1.00	$1.00	$1.00	$1.00
Bear Stearns Shares
Net Assets	$—	$38,400,740	$—	$35,562,637	$6,254,648
Shares outstanding[1]	—	38,400,033	—	35,553,918	6,250,759
Net Asset Value	$—	$1.00	$—	$1.00	$1.00
Bear Stearns Premier Choice Shares
Net Assets	$—	$2,260	$—	$2,211	$641,121
Shares outstanding[1]	—	2,268	—	2,211	641,099
Net Asset Value	$—	$1.00	$—	$1.00	$1.00
Bear Stearns Private Client Shares
Net Assets	$—	$293,358,103	$—	$196,001,581	$175,446,147
Shares outstanding[1]	—	293,337,488	—	195,955,031	175,334,161
Net Asset Value	$—	$1.00	$—	$1.00	$1.00
Bear Stearns Premier Shares
Net Assets	$—	$264,303,835	$—	$45,924,061	$14,220,668
Shares outstanding[1]	—	264,281,161	—	45,917,937	14,214,404
Net Asset Value	$—	$1.00	$—	$1.00	$1.00

[1]	Unlimited number of shares authorized, $0.001 par value.

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	61

Statements of Operations

For the Year Ended October 31, 2007	TempFund	TempCash	FedFund
Investment Income
Interest	$2,070,416,395	$527,329,588	$183,928,480
Interest from affiliates (Note C)	9,750,471	1,610,491	1,350,902

Total investment income	2,080,166,866	528,940,079	185,279,382

Expenses
Management fees	70,341,704	21,750,426	8,707,418
Shareholder servicing fees — class specific	32,886,834	2,347,626	3,887,590
Distribution fees — class specific	9,172,928	—	1,704,237
Transfer agent fees	2,365,537	618,032	297,000
Custodian fees	1,875,841	518,295	175,795
Registration fees and expenses	1,240,514	33,007	158,430
Legal and audit fees	697,748	180,949	85,114
Officers’ and trustees’ fees	591,749	148,962	56,309
Printing fees	324,109	59,290	32,210
Other	597,825	195,140	90,510

Total expenses	120,094,789	25,851,727	15,194,613
Less management fees waived (Note C)	(8,603,473)	(6,085,937)	(2,535,870)
Less distribution fees waived — class specific (Note C)	(6,189,277)	—	(1,504,735)
Less shareholder servicing fees waived — class specific (Note C)	(803,260)	—	(220,509)
Less fees paid indirectly (Note C)	(28,928)	(6,032)	(9,040)
Less custody fees paid indirectly (Note C)	—	(22,323)	(9,637)

Net expenses	104,469,851	19,737,435	10,914,822

Net investment income	1,975,697,015	509,202,644	174,364,560

Realized Gain (Loss)
Net realized gain (loss) from:
Investment transactions	69,686	68,723	—
Affiliated transactions	—	—	—

	69,686	68,723	—

Net increase in net assets resulting from operations	$1,975,766,701	$509,271,367	$174,364,560

See accompanying notes to financial statements.

62	ANNUAL REPORT	OCTOBER 31, 2007

Statements of Operations (concluded)

T-Fund	Federal Trust Fund	Treasury Trust Fund	MuniFund	MuniCash	California Money Fund	New York Money Fund

$258,129,550	$15,717,801	$75,044,248	$101,218,012	$49,231,424	$41,714,686	$20,301,089
4,659,110	—	—	4,335,720	2,592,899	2,041,707	1,406,636

262,788,660	15,717,801	75,044,248	105,553,732	51,824,323	43,756,393	21,707,725

12,048,634	836,039	4,300,185	8,617,062	4,660,165	4,501,929	2,228,163
4,671,389	148,281	807,406	3,708,356	235,299	1,713,575	1,090,763
—	—	—	1,369,335	—	969,509	657,504
315,137	27,997	142,429	237,091	115,124	145,523	70,958
202,623	12,880	115,796	152,221	76,330	57,951	34,250
129,066	47,092	95,156	129,682	57,815	23,738	18,457
107,837	29,951	50,858	81,148	46,775	54,720	42,269
79,577	(719)	26,841	44,349	21,570	19,609	9,398
29,090	2,581	7,680	25,837	8,145	13,682	7,357
98,126	18,351	53,655	65,686	25,716	22,362	14,029

17,681,479	1,122,453	5,600,006	14,430,767	5,246,939	7,522,598	4,173,148
(2,684,434)	(371,105)	(1,532,456)	(3,630,844)	(2,236,079)	(2,416,733)	(1,237,353)
—	—	—	(1,278,366)	—	(823,002)	(638,475)
—	—	—	(248,753)	—	(137,631)	(87,925)
(3,662)	(552)	(2,341)	(4,215)	(1,993)	(3,572)	(670)
(44,616)	(65)	—	(3,754)	(8,046)	(27,839)	(10,134)

14,948,767	750,731	4,065,209	9,264,835	3,000,821	4,113,821	2,198,591

247,839,893	14,967,070	70,979,039	96,288,897	48,823,502	39,642,572	19,509,134

(81)	36,727	524,325	8,822	143,125	67,898	39,261
—	—	—	10,667	83,934	—	12,614

(81)	36,727	524,325	19,489	227,059	67,898	51,875

$247,839,812	$15,003,797	$71,503,364	$96,308,386	$49,050,561	$39,710,470	$19,561,009

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	63

Statements of Changes in Net Assets

	TempFund		TempCash
	For the Year Ended October 31,		For the Year Ended October 31,
Increase (Decrease) in Net Assets:	2007	2006	2007	2006
Operations
Net investment income	$1,975,697,015	$1,564,251,287	$509,202,644	$587,356,006
Net realized gain (loss) on investments	69,686	1,259,422	68,723	808,527

Net increase in net assets resulting from operations	1,975,766,701	1,565,510,709	509,271,367	588,164,533

Dividends to shareholders from
Net investment income:
Institutional Shares	(1,448,652,272)	(1,170,421,389)	(462,360,840)	(555,133,189)
Dollar Shares	(268,354,099)	(203,745,386)	(46,432,912)	(31,458,015)
Cash Management Shares	(24,975,107)	(13,450,676)	(5,298)	(1,994)
Cash Reserve Shares	(791,748)	(1,875,502)	—	—
Administration Shares	(95,779,809)	(74,634,676)	(403,630)	(762,362)
Bear Stearns Shares	(37,405,578)	(29,917,432)	—	—
Bear Stearns Premier Choice Shares	(652,749)	(567,580)	—	(9)
Bear Stearns Private Client Shares	(77,288,590)	(54,623,561)	—	—
Bear Stearns Premier Shares	(21,797,063)	(15,015,085)	—	(437)

Total dividends from net investment income	(1,975,697,015)	(1,564,251,287)	(509,202,680)	(587,356,006)

Capital Share Transactions
Net increase (decrease) in net assets resulting from capital share transactions	26,979,181,649	7,555,050,216	1,804,075,035	(1,552,678,785)

Net Assets
Total increase (decrease) in net assets	26,979,251,335	7,556,309,638	1,804,143,722	(1,551,870,258)
Beginning of year	35,595,842,490	28,039,532,852	10,620,993,513	12,172,863,771

End of year	$62,575,093,825	$35,595,842,490	$12,425,137,235	$10,620,993,513

End of year undistributed (distributions in excess of) net investment income	$—	$—	$(36)	$—

See accompanying notes to financial statements.

64	ANNUAL REPORT	OCTOBER 31, 2007

Statements of Changes in Net Assets (continued)

FedFund		T-Fund		Federal Trust Fund
For the Year Ended October 31,		For the Year Ended October 31,		For the Year Ended October 31,
2007	2006	2007	2006	2007	2006

$174,364,560	$154,392,485	$247,839,893	$199,665,293	$14,967,070	$5,755,155
—	—	(81)	—	36,727	833

174,364,560	154,392,485	247,839,812	199,665,293	15,003,797	5,755,988

(125,002,205)	(113,702,966)	(187,611,225)	(138,549,498)	(11,831,501)	(3,708,198)
(22,516,414)	(21,405,041)	(31,724,030)	(50,935,185)	(2,633,395)	(2,046,957)
—	—	(25,833,998)	(9,346,190)	—	—
(144,588)	(95,349)	—	—	—	—
(2,544,467)	(3,116,432)	(2,670,631)	(834,420)	(502,174)	—
(2,415,677)	(1,945,617)	—	—	—	—
(106)	(97)	(3)	—	—	—
(18,860,453)	(11,467,225)	(3)	—	—	—
(2,880,795)	(2,659,758)	(3)	—	—	—

(174,364,705)	(154,392,485)	(247,839,893)	(199,665,293)	(14,967,070)	(5,755,155)

2,958,400,893	200,177,320	3,713,966,890	145,145,651	265,699,434	13,267,150

2,958,400,748	200,177,320	3,713,966,809	145,145,651	265,736,161	13,267,983
3,312,910,850	3,112,733,530	3,978,201,012	3,833,055,361	142,866,581	129,598,598

$6,271,311,598	$3,312,910,850	$7,692,167,821	$3,978,201,012	$408,602,742	$142,866,581

$(145)	$—	$—	$—	$294	$—

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	65

Statements of Changes in Net Assets (continued)

	Treasury Trust Fund		MuniFund
	For the Year Ended October 31,		For the Year Ended October 31,
Increase (Decrease) in Net Assets:	2007	2006	2007	2006
Operations
Net investment income	$70,979,039	$52,315,573	$96,288,897	$81,576,936
Net realized gain (loss) on investments	524,325	(28,430)	19,489	235,929

Net increase in net assets resulting from operations	71,503,364	52,287,143	96,308,386	81,812,865

Dividends to Shareholders from
Net investment income:
Institutional Shares	(56,201,711)	(37,372,332)	(60,529,909)	(50,725,779)
Dollar Shares	(7,888,982)	(8,130,971)	(3,150,414)	(2,503,251)
Cash Management Shares	(2,031,945)	(1,367,629)	(1,688,895)	(1,146,749)
Cash Reserve Shares	—	—	—	—
Administration Shares	(4,856,401)	(5,444,641)	(14,267,987)	(15,420,096)
Bear Stearns Shares	—	—	(697,696)	(558,500)
Bear Stearns Premier Choice Shares	—	—	(73)	(65)
Bear Stearns Private Client Shares	—	—	(9,127,900)	(6,165,813)
Bear Stearns Premier Shares	—	—	(6,826,023)	(5,056,683)

Total dividends from net investment income	(70,979,039)	(52,315,573)	(96,288,897)	(81,576,936)

Capital Share Transactions
Net increase (decrease) in net assets resulting from capital share transactions	1,442,633,346	62,300,625	1,116,054,836	(710,990,163)

Net Assets
Total increase (decrease) in net assets	1,443,157,671	62,272,195	1,116,074,325	(710,754,234)
Beginning of year	1,251,791,183	1,189,518,988	2,374,188,388	3,084,942,622

End of year	$2,694,948,854	$1,251,791,183	$3,490,262,713	$2,374,188,388

End of year undistributed net investment income	$—	$—	$2,304	$2,304

See accompanying notes to financial statements.

66	ANNUAL REPORT	OCTOBER 31, 2007

Statements of Changes in Net Assets (concluded)

MuniCash		California Money Fund		New York Money Fund
For the Year Ended October 31,		For the Year Ended October 31,		For the Year Ended October 31,
2007	2006	2007	2006	2007	2006

$48,823,502	$49,253,381	$39,642,572	$26,370,174	$19,509,134	$15,043,294
227,059	(224,451)	67,898	172,566	51,875	309,020

49,050,561	49,028,930	39,710,470	26,542,740	19,561,009	15,352,314

(45,724,041)	(47,459,280)	(28,478,818)	(19,513,704)	(12,465,216)	(9,970,513)
(3,084,371)	(1,783,682)	(1,921,183)	(1,271,692)	(235,929)	(172,645)
—	—	(483,627)	(26,999)	(400,826)	(203,970)
(679)	—	—	—	—	—
(14,411)	(1,366)	(202,460)	(125,720)	(480,638)	(497,289)
—	—	(1,094,130)	(718,541)	(144,854)	(88,337)
—	(7)	(69)	(62)	(8,065)	(2,923)
—	—	(6,736,251)	(4,259,946)	(5,348,142)	(3,942,213)
—	(6)	(726,034)	(454,439)	(425,464)	(165,404)

(48,823,502)	(49,244,341)	(39,642,572)	(26,371,103)	(19,509,134)	(15,043,294)

(318,827,058)	(916,177,126)	(36,406,671)	384,893,900	93,730,018	76,713,061

(318,599,999)	(916,392,537)	(36,338,773)	385,065,537	93,781,893	77,022,081
1,324,374,183	2,240,766,720	1,167,944,699	782,879,162	495,317,973	418,295,892

$1,005,774,184	$1,324,374,183	$1,131,605,926	$1,167,944,699	$589,099,866	$495,317,973

$10,030	$10,030	$—	$—	$6	$—

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	67

Financial Highlights For a Share Outstanding Throughout Each Period	TempFund

	Institutional Shares					Dollar Shares
	For the Year Ended October 31,					For the Year Ended October 31,
	2007	2006	2005	2004	2003[1]	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0521	0.0470	0.0276	0.0109	0.0113	0.0496	0.0445	0.0252	0.0084	0.0088
Dividends from net investment income	(0.0521)	(0.0470)	(0.0276)	(0.0109)	(0.0113)	(0.0496)	(0.0445)	(0.0252)	(0.0084)	(0.0088)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	5.33%	4.81%	2.80%	1.09%	1.14%	5.07%	4.55%	2.54%	0.84%	0.89%
Ratios/Supplemental Data
Net assets, end of year (000)	$50,720,755	$25,788,255	$20,229,031	$17,452,337	$20,081,053	$6,310,899	$4,971,729	$4,212,168	$3,665,117	$3,818,036
Ratio of expenses to average net assets	0.18%	0.18%	0.18%	0.18%	0.18%	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of expenses to average net assets (including custody credits)	0.18%	0.18%	0.18%	0.18%	0.18%	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of expenses to average net assets (excluding waivers)	0.20%	0.20%	0.21%	0.21%	0.20%	0.45%	0.45%	0.46%	0.46%	0.45%
Ratio of net investment income to average net assets	5.22%	4.78%	2.78%	1.09%	1.15%	4.95%	4.44%	2.57%	0.83%	0.90%

	Cash Management Shares					Cash Reserve Shares[3]
	For the Year Ended October 31,					For the Year Ended October 31,		10/04/05 - 10/31/05	11/01/03 - 12/15/03	For the Year Ended October 31,
	2007	2006	2005	2004	2003[1]	2007	2006			2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0471	0.0420	0.0227	0.0059	0.0063	0.0481	0.0430	0.0025	0.0007	0.0067
Dividends from net investment income	(0.0471)	(0.0420)	(0.0227)	(0.0059)	(0.0063)	(0.0481)	(0.0430)	(0.0025)	(0.0007)	(0.0067)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	4.81%	4.28%	2.29%	0.59%	0.63%	4.92%	4.39%	0.24%[4]	0.07%[4]	0.76%
Ratios/Supplemental Data
Net assets, end of period (000)	$724,122	$358,944	$282,475	$192,325	$147,693	$12,090	$17,173	$3,723	$—	$6,622
Ratio of expenses to average net assets	0.68%	0.68%	0.68%	0.68%	0.68%	0.58%	0.58%	0.58%[5]	0.58%[5]	0.58%
Ratio of expenses to average net assets (including custody credits)	0.68%	0.68%	0.68%	0.68%	0.68%	0.58%	0.58%	0.58%[5]	0.58%[5]	0.58%
Ratio of expenses to average net assets (excluding waivers)	0.70%	0.70%	0.71%	0.71%	0.70%	0.60%	0.61%	0.62%[5]	0.60%[5]	0.60%
Ratio of net investment income to average net assets	4.71%	4.24%	2.38%	0.58%	0.57%	4.80%	4.38%	3.34%[5]	0.54%[5]	0.94%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.
[3]	There were no Cash Reserve Shares outstanding during the period August 7, 2003 to September 15, 2003 and December 16, 2003 to October 3, 2005.
[4]	Not annualized.
[5]	Annualized.

See accompanying notes to financial statements.

68	ANNUAL REPORT	OCTOBER 31, 2007

Financial Highlights (continued) For a Share Outstanding Throughout Each Period	TempFund

	Administration Shares					Bear Stearns Shares
	For the Year Ended October 31,					For the Year Ended October 31,
	2007	2006	2005	2004	2003[1]	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0511	0.0460	0.0267	0.0099	0.0103	0.0439	0.0388	0.0195	0.0032	0.0034
Dividends from net investment income	(0.0511)	(0.0460)	(0.0267)	(0.0099)	(0.0103)	(0.0439)	(0.0388)	(0.0195)	(0.0032)	(0.0034)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	5.23%	4.70%	2.70%	0.99%	1.04%	4.48%	3.95%	1.96%	0.32%	0.34%
Ratios/Supplemental Data
Net assets, end of year (000)	$1,842,566	$1,763,132	$1,261,354	$1,200,346	$330	$888,584	$810,613	$706,592	$189,266	$75,071
Ratio of expenses to average net assets	0.28%	0.28%	0.28%	0.28%	0.28%	1.00%	1.00%	1.00%	0.95%	0.96%
Ratio of expenses to average net assets (including custody credits)	0.28%	0.28%	0.28%	0.28%	0.28%	1.00%	1.00%	1.00%	0.95%	0.96%
Ratio of expenses to average net assets (excluding waivers)	0.30%	0.30%	0.31%	0.31%	0.30%	1.05%	1.05%	1.03%	1.03%	1.02%
Ratio of net investment income to average net assets	5.11%	4.65%	2.71%	1.25%	1.00%	4.39%	3.89%	2.25%	0.34%	0.30%

	Bear Stearns Premier Choice Shares[3]			Bear Stearns Private Client Shares				Bear Stearns Premier Shares
	Period Ended 08/16/07	For the Year Ended October 31,	Period Ended 10/31/05[4]	For the Year Ended October 31,			Period Ended 10/31/04[5]	For the Year Ended October 31,		Period Ended 10/31/05[6]
		2006		2007	2006	2005		2007	2006
Per Share Outstanding Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0390	0.0443	0.0154	0.0473	0.0428	0.0235	0.0048	0.0473	0.0428	0.0179
Dividends from net investment income	(0.0390)	(0.0443)	(0.0154)	(0.0473)	(0.0428)	(0.0235)	(0.0048)	(0.0473)	(0.0428)	(0.0179)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	3.98%[7]	4.52%	1.55%[7]	4.84%	4.37%	2.37%	0.48%[7]	4.84%	4.37%	1.80%[7]
Ratios/Supplemental Data
Net assets, end of period (000)	$—	$10,347	$3,619	$1,566,346	$1,479,708	$1,018,935	$280,458	$509,731	$395,943	$321,636
Ratio of expenses to average net assets	0.45%[8]	0.45%	0.45%[8]	0.65%	0.60%	0.60%	0.58%[8]	0.66%	0.60%	0.60%[8]
Ratio of expenses to average net assets (including custody credits)	0.45%[8]	0.45%	0.45%[8]	0.65%	0.60%	0.60%	0.58%[8]	0.66%	0.60%	0.60%[8]
Ratio of expenses to average net assets (excluding waivers)	0.70%[8]	0.71%	0.72%[8]	1.05%	1.05%	1.06%	1.05%[8]	0.80%	0.80%	0.81%[8]
Ratio of net investment income to average net assets	4.92%[8]	4.78%	3.09%[8]	4.73%	4.32%	2.57%	0.96%[8]	4.73%	4.29%	2.93%[8]

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.
[3]	There were no Bear Stearns Premier Choice Shares outstanding during the period August 17, 2007 to October 31, 2007.
[4]	Commencement of operations of share class effective April 25, 2005.
[5]	Commencement of operations of share class effective March 26, 2004.
[6]	Commencement of operations of share class effective March 2, 2005.
[7]	Not annualized.
[8]	Annualized.

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	69

Financial Highlights (continued) For a Share Outstanding Throughout Each Period	TempCash

	Institutional Shares					Dollar Shares
	For the Year Ended October 31,					For the Year Ended October 31,
	2007	2006	2005	2004	2003[1]	2007	2006	2005	2004	2003[1]
Per Share Outstanding Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0521	0.0471	0.0278	0.0112	0.0118	0.0496	0.0446	0.0253	0.0087	0.0093
Dividends from net investment income	(0.0521)	(0.0471)	(0.0278)	(0.0112)	(0.0118)	(0.0496)	(0.0446)	(0.0253)	(0.0087)	(0.0093)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	5.34%	4.82%	2.82%	1.13%	1.18%	5.08%	4.56%	2.56%	0.88%	0.93%
Ratios/Supplemental Data
Net assets, end of year (000)	$11,420,516	$9,769,075	$11,576,987	$7,850,023	$11,193,249	$1,004,425	$826,331	$595,873	$531,509	$433,227
Ratio of expenses to average net assets	0.18%	0.18%	0.18%	0.18%	0.18%	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of expenses to average net assets (including custody credits)	0.18%	0.18%	0.18%	0.18%	0.18%	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of expenses to average net assets (excluding waivers)	0.24%	0.23%	0.24%	0.23%	0.23%	0.49%	0.48%	0.49%	0.49%	0.48%
Ratio of net investment income to average net assets	5.22%	4.79%	2.88%	1.11%	1.18%	4.96%	4.50%	2.63%	0.87%	0.94%

	Cash Management Shares		Administration Shares		Bear Stearns Premier Choice Shares[3]			Bear Stearns Premier Shares[4]
	Year Ended 10/31/07	Period Ended 10/31/06[5]	Period Ended 09/24/07[6]	Period Ended 10/31/06[7,8]	11/1/05 - 12/13/05	Year Ended 10/31/05	Period Ended 10/31/04[9]	11/1/05 - 12/13/05	Year Ended 10/31/05	Period Ended 10/31/04[9]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0471	0.0179	0.0386	0.0301	$0.0043	$0.0251	$0.0056	0.0042	0.0234	0.0041
Dividends from net investment income	(0.0471)	(0.0179)	(0.0386)	(0.0301)	$(0.0043)	$(0.0251)	$(0.0056)	(0.0042)	(0.0234)	(0.0041)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	4.82%	1.80%[10]	3.92%[10]	3.04%[10]	0.44%[10]	2.54%	0.56%[10]	0.44%[10]	2.37%	0.41%[10]
Ratios/Supplemental Data
Net assets, end of period (000)	$196	$126	$—	$25,461	$—	$2	$2	$—	$2	$2
Ratio of expenses to average net assets	0.68%	0.68%[11]	0.28%[11]	0.28%[11]	0.45%[11]	0.45%	0.45%[11]	0.60%[11]	0.60%	0.70%[11]
Ratio of expenses to average net assets (including custody credits)	0.68%	0.68%[11]	0.28%[11]	0.28%[11]	0.45%[11]	0.45%	0.45%[11]	0.60%[11]	0.60%	0.70%[11]
Ratio of expenses to average net assets (excluding waivers)	0.74%	0.73%[11]	0.34%[11]	0.34%[11]	0.50%[11]	0.80%	0.50%[11]	0.65%[11]	1.09%	0.75%[11]
Ratio of net investment income to average net assets	4.72%	4.29%[11]	5.12%[11]	5.01%[11]	4.52%[11]	2.57%	1.15%[11]	4.37%[11]	2.12%	0.81%[11]

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.
[3]	There were no Bear Stearns Premier Choice Shares outstanding during the period December 14, 2005 to October 31, 2007.
[4]	There were no Bear Stearns Premier Shares outstanding during the period December 14, 2005 to October 31, 2007.
[5]	Commencement of operations of share class effective June 14, 2006.
[6]	There were no Administration Shares outstanding during the period June 28, 2007 to August 20, 2007.
[7]	There were no Administration Shares outstanding during the period November 25, 2005 to March 30, 2006.
[8]	Commencement of operations of share class effective November 15, 2005.
[9]	Commencement of operations of share class effective March 26, 2004.
[10]	Not annualized.
[11]	Annualized.

See accompanying notes to financial statements.

70	ANNUAL REPORT	OCTOBER 31, 2007

Financial Highlights (continued) For a Share Outstanding Throughout Each Period	FedFund

	Institutional Shares					Dollar Shares
	For the Year Ended October 31,					For the Year Ended October 31,
	2007	2006	2005	2004	2003[1]	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0507	0.0463	0.0269	0.0105	0.0110	0.0482	0.0438	0.0244	0.0080	0.0085
Dividends from net investment income	(0.0507)	(0.0463)	(0.0269)	(0.0105)	(0.0110)	(0.0482)	(0.0438)	(0.0244)	(0.0080)	(0.0085)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	5.19%	4.73%	2.73%	1.05%	1.10%	4.93%	4.47%	2.47%	0.80%	0.85%
Ratios/Supplemental Data
Net assets, end of year (000)	$4,583,892	$2,417,594	$2,320,001	$1,883,220	$2,163,336	$683,594	$415,040	$372,460	$345,479	$397,344
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets (including custody credits)	0.20%	0.20%	0.20%	0.20%	0.20%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets (excluding waivers)	0.27%	0.28%	0.29%	0.29%	0.28%	0.52%	0.53%	0.54%	0.54%	0.53%
Ratio of net investment income to average net assets	5.04%	4.64%	2.73%	1.04%	1.10%	4.83%	4.46%	2.49%	0.79%	0.87%

	Cash Reserve Shares					Administration Shares
	For the Year Ended October 31,				Period Ended 10/31/03[1,3]	For the Year Ended October 31,		Period Ended 10/31/05[4,5]
	2007	2006	2005	2004		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0467	0.0423	0.0229	0.0065	0.0034	0.0497	0.0453	0.0110
Dividends from net investment income	(0.0467)	(0.0423)	(0.0229)	(0.0065)	(0.0034)	(0.0497)	(0.0453)	(0.0110)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	4.78%	4.31%	2.32%	0.65%	0.59%[6]	5.09%	4.63%	1.10%[6]
Ratios/Supplemental Data
Net assets, end of period (000)	$1,183	$1,082	$1,547	$9,276	$13,492	$41,411	$83,069	$43,480
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%[7]	0.30%	0.30%	0.30%[7]
Ratio of expenses to average net assets (including custody credits)	0.60%	0.60%	0.60%	0.60%	0.60%[7]	0.30%	0.30%	0.30%[7]
Ratio of expenses to average net assets (excluding waivers)	0.66%	0.68%	0.70%	0.69%	0.69%[7]	0.38%	0.38%	0.39%[7]
Ratio of net investment income to average net assets	4.61%	4.26%	1.94%	0.62%	0.58%[7]	4.97%	4.67%	2.63%[7]

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.
[3]	Commencement of operations of share class effective April 1, 2003.
[4]	There were no Administration Shares outstanding during the period November 19, 2004 to July 5, 2005.
[5]	Commencement of operations of share class effective November 10, 2004.
[6]	Not annualized.
[7]	Annualized.

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	71

Financial Highlights (continued) For a Share Outstanding Throughout Each Period	FedFund

	Bear Stearns Shares					Bear Stearns Premier Choice Shares
	For the Year Ended October 31,					For the Year Ended October 31,			Period Ended 10/31/04[2]
	2007	2006	2005	2004	2003[1]	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0427	0.0383	0.0189	0.0031	0.0033	0.0482	0.0438	0.0244	0.0054
Dividends from net investment income	(0.0427)	(0.0383)	(0.0189)	(0.0031)	(0.0033)	(0.0482)	(0.0438)	(0.0244)	(0.0054)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[3]	4.36%	3.90%	1.91%	0.31%	0.33%	4.93%	4.47%	2.47%	0.54%[4]
Ratios/Supplemental Data
Net assets, end of period (000)	$98,752	$52,420	$47,205	$18,837	$7,889	$2	$2	$2	$2
Ratio of expenses to average net assets	1.00%	1.00%	1.00%	0.95%	0.95%	0.45%	0.45%	0.45%	0.45%[5]
Ratio of expenses to average net assets (including custody credits)	1.00%	1.00%	1.00%	0.95%	0.95%	0.45%	0.45%	0.45%	0.45%[5]
Ratio of expenses to average net assets (excluding waivers)	1.12%	1.13%	1.09%	1.09%	1.08%	0.77%	0.53%	0.87%	0.54%[5]
Ratio of net investment income to average net assets	4.24%	3.86%	2.14%	0.36%	0.30%	4.83%	4.39%	2.48%	0.92%[5]

	Bear Stearns Private Client Shares				Bear Stearns Premier Shares
	For the Year Ended October 31,			Period Ended 10/31/04[2]	For the Year Ended October 31,			Period Ended 10/31/04[2]
	2007	2006	2005		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0462	0.0423	0.0229	0.0045	0.0462	0.0423	0.0227	0.0038
Dividends from net investment income	(0.0462)	(0.0423)	(0.0229)	(0.0045)	(0.0462)	(0.0423)	(0.0227)	(0.0038)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[3]	4.72%	4.31%	2.32%	0.45%[4]	4.72%	4.31%	2.30%	0.38%[4]
Ratios/Supplemental Data
Net assets, end of period (000)	$768,612	$295,307	$241,913	$50,579	$93,867	$48,396	$86,126	$2
Ratio of expenses to average net assets	0.66%	0.60%	0.60%	0.58%[5]	0.66%	0.60%	0.60%	0.70%[5]
Ratio of expenses to average net assets (including custody credits)	0.66%	0.60%	0.60%	0.58%[5]	0.66%	0.60%	0.60%	0.70%[5]
Ratio of expenses to average net assets (excluding waivers)	1.12%	1.13%	1.14%	0.80%[5]	0.87%	0.88%	0.89%	0.79%[5]
Ratio of net investment income to average net assets	4.58%	4.25%	2.59%	0.92%[5]	4.60%	4.15%	2.84%	0.60%[5]

[1]	Audited by other auditors.
[2]	Commencement of operations of share class effective March 26, 2004.
[3]	Past performance is no guarantee of future results.
[4]	Not annualized.
[5]	Annualized.

See accompanying notes to financial statements.

72	ANNUAL REPORT	OCTOBER 31, 2007

Financial Highlights (continued) For a Share Outstanding Throughout Each Period	T-Fund

	Institutional Shares					Dollar Shares
	For the Year Ended October 31,					For the Year Ended October 31,
	2007	2006	2005	2004	2003[1]	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0493	0.0456	0.0260	0.0098	0.0106	0.0468	0.0431	0.0235	0.0073	0.0081
Dividends from net investment income	(0.0493)	(0.0456)	(0.0260)	(0.0098)	(0.0106)	(0.0468)	(0.0431)	(0.0235)	(0.0073)	(0.0081)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	5.05%	4.65%	2.63%	0.99%	1.06%	4.79%	4.39%	2.37%	0.74%	0.81%
Ratios/Supplemental Data
Net assets, end of year (000)	$6,280,213	$2,906,319	$2,958,524	$2,438,998	$2,601,725	$775,904	$691,792	$728,168	$1,481,069	$449,468
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets (including custody credits)	0.20%	0.20%	0.20%	0.20%	0.20%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets (excluding waivers)	0.25%	0.26%	0.28%	0.28%	0.27%	0.51%	0.51%	0.53%	0.53%	0.52%
Ratio of net investment income to average net assets	4.88%	4.57%	2.66%	0.98%	1.06%	4.69%	4.32%	2.43%	0.73%	0.79%

	Cash Management Shares					Administration Shares
	For the Year Ended October 31,					For the Year Ended October 31,
	2007	2006	2005	2004	2003[1]	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0443	0.0406	0.0210	0.0048	0.0056	0.0484	0.0446	0.0250	0.0088	0.0096
Dividends from net investment income	(0.0443)	(0.0406)	(0.0210)	(0.0048)	(0.0056)	(0.0484)	(0.0446)	(0.0250)	(0.0088)	(0.0096)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	4.53%	4.13%	2.12%	0.48%	0.56%	4.94%	4.55%	2.53%	0.89%	0.96%
Ratios/Supplemental Data
Net assets, end of year (000)	$552,059	$364,515	$126,531	$71,616	$73,714	$83,990	$15,574	$19,832	$201	$142
Ratio of expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets (including custody credits)	0.70%	0.70%	0.70%	0.70%	0.70%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets (excluding waivers)	0.75%	0.77%	0.78%	0.78%	0.77%	0.35%	0.37%	0.37%	0.39%	0.37%
Ratio of net investment income to average net assets	4.42%	4.25%	2.21%	0.49%	0.56%	4.77%	4.47%	2.98%	0.90%	0.98%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	73

Financial Highlights (continued) For a Share Outstanding Throughout Each Period	T-Fund

	Bear Stearns Premier Choice Shares	Bear Stearns Private Client Shares	Bear Stearns Premier Shares
	For the Period Ended October 31,	For the Period Ended October 31,	For the Period Ended October 31,
	2007[1]	2007[1]	2007[1]
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00

Net investment income	0.0027	0.0025	0.0025
Dividends from net investment income	(0.0027)	(0.0025)	(0.0025)

Net asset value, end of year	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	0.26%[3]	0.24%[3]	0.24%[3]
Ratios/Supplemental Data
Net assets, end of year (000)	$1	$1	$1
Ratio of expenses to average net assets	0.45%[4]	0.68%[4]	0.68%[4]
Ratio of expenses to average net assets (including custody credits)	0.45%[4]	0.68%[4]	0.68%[4]
Ratio of expenses to average net assets (excluding waivers)	0.74%[4]	1.09%[4]	0.84%[4]
Ratio of net investment income to average net assets	4.37%[4]	4.14%[4]	4.14%[4]

[1]	Commencement of operations of share class effective October 9, 2007.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

See accompanying notes to financial statements.

74	ANNUAL REPORT	OCTOBER 31, 2007

Financial Highlights (continued) For a Share Outstanding Throughout Each Period	Federal Trust

	Institutional Shares					Dollar Shares					Administration Shares
	For the Year Ended October 31,					For the Year Ended October 31					Period Ended 10/31/07[2]
	2007	2006	2005	2004	2003[1]	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0503	0.0459	0.0263	0.0101	0.0106	0.0478	0.0434	0.0238	0.0076	0.0081	0.0201
Dividends from net investment income	(0.0503)	(0.0459)	(0.0263)	(0.0101)	(0.0106)	(0.0478)	(0.0434)	(0.0238)	(0.0076)	(0.0081)	(0.0201)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[3]	5.15%	4.68%	2.67%	1.02%	1.07%	4.89%	4.42%	2.41%	0.77%	0.81%	2.01%[4]
Ratios/Supplemental Data
Net assets, end of year (000)	$331,909	$105,242	$110,741	$88,886	$193,437	$43,013	$37,625	$18,857	$7,835	$4,555	$33,680
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.45%	0.45%	0.45%	0.45%	0.45%	0.30%[5]
Ratio of expenses to average net assets (including custody credits)	0.20%	0.20%	0.20%	0.20%	0.20%	0.45%	0.45%	0.45%	0.45%	0.45%	0.30%[5]
Ratio of expenses to average net assets (excluding waivers)	0.32%	0.36%	0.38%	0.35%	0.35%	0.57%	0.60%	0.63%	0.60%	0.60%	0.42%[5]
Ratio of net investment income to average net assets	5.02%	4.56%	2.68%	0.97%	1.07%	4.77%	4.34%	2.55%	0.80%	0.80%	4.88%[5]

[1]	Audited by other auditors.
[2]	Commencement of operations of share class effective June 1, 2007.
[3]	Past performance is no guarantee of future results.
[4]	Not annualized.
[5]	Annualized.

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	75

Financial Highlights (continued) For a Share Outstanding Throughout Each Period	Treasury Trust

	Institutional Shares					Dollar Shares
	For the Year Ended October 31,					For the Year Ended October 31,
	2007	2006	2005	2004	2003[1]	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0458	0.0431	0.0244	0.0091	0.0098	0.0433	0.0406	0.0219	0.0066	0.0073
Dividends from net investment income	(0.0458)	(0.0431)	(0.0244)	(0.0091)	(0.0098)	(0.0433)	(0.0406)	(0.0219)	(0.0066)	(0.0073)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	4.68%	4.39%	2.47%	0.92%	0.99%	4.42%	4.14%	2.21%	0.67%	0.74%
Ratios/Supplemental Data
Net assets, end of year (000)	$2,370,308	$882,971	$806,381	$783,247	$1,401,853	$173,312	$205,317	$206,999	$343,163	$270,930
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets (including custody credits)	0.20%	0.20%	0.20%	0.20%	0.20%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets (excluding waivers)	0.29%	0.31%	0.31%	0.31%	0.30%	0.55%	0.56%	0.56%	0.56%	0.56%
Ratio of net investment income to average net assets	4.38%	4.32%	2.43%	0.89%	0.97%	4.36%	4.06%	2.09%	0.68%	0.75%

	Cash Management Shares[3]					Administration Shares[4]
	For the Year Ended October 31,		11/17/04 - 10/31/05	11/01/03 - 06/20/04	12/03/02 - 10/31/03[1]	For the Year Ended October 31,			05/25/04 - 10/31/04	11/01/02 - 10/02/03[1]
	2007	2006				2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0408	0.0381	0.0190	0.0018	0.0021	0.0448	0.0421	0.0234	0.0043	0.0083
Dividends from net investment income	(0.0408)	(0.0381)	(0.0190)	(0.0018)	(0.0021)	(0.0448)	(0.0421)	(0.0234)	(0.0043)	(0.0083)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	4.16%	3.88%	1.92%[5]	0.18%[5]	0.39%[5]	4.57%	4.29%	2.37%	0.44%[5]	0.91%[5]
Ratios/Supplemental Data
Net assets, end of period (000)	$54,373	$50,437	$21,929	$—	$6,924	$96,955	$113,067	$154,211	$141,449	$—
Ratio of expenses to average net assets	0.70%	0.70%	0.70%[6]	0.70%[6]	0.70%[6]	0.30%	0.30%	0.30%	0.30%[6]	0.30%[6]
Ratio of expenses to average net assets (including custody credits)	0.70%	0.70%	0.70%[6]	0.70%[6]	0.70%[6]	0.30%	0.30%	0.30%	0.30%[6]	0.30%[6]
Ratio of expenses to average net assets (excluding waivers)	0.80%	0.80%	0.81%[6]	0.80%[6]	0.80%[6]	0.40%	0.41%	0.41%	0.40%[6]	0.42%[6]
Ratio of net investment income to average net assets	4.10%	3.72%	1.58%[6]	0.27%[6]	0.48%[6]	4.49%	4.16%	2.36%	1.04%[6]	0.91%[6]

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.
[3]	There were no Cash Management Shares outstanding during the periods October 16, 2002 to December 2, 2002, January 17, 2003 to May 29, 2003 and June 21, 2004 to November 16, 2004.
[4]	There were no Administration Shares outstanding during the period October 3, 2003 to May 24, 2004.
[5]	Not annualized.
[6]	Annualized.

See accompanying notes to financial statements.

76	ANNUAL REPORT	OCTOBER 31, 2007

Financial Highlights (continued) For a Share Outstanding Throughout Each Period	MuniFund

	Institutional Shares					Dollar Shares
	For the Year Ended October 31,					For the Year Ended October 31,
	2007	2006	2005	2004	2003[1]	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0349	0.0312	0.0199	0.0095	0.0096	0.0324	0.0287	0.0174	0.0070	0.0071
Dividends from net investment income	(0.0349)	(0.0312)	(0.0199)	(0.0095)	(0.0096)	(0.0324)	(0.0287)	(0.0174)	(0.0070)	(0.0071)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	3.55%	3.17%	2.01%	0.95%	0.96%	3.29%	2.91%	1.76%	0.70%	0.71%
Ratios/Supplemental Data
Net assets, end of year (000)	$2,316,504	$1,420,560	$2,135,257	$1,812,753	$1,549,951	$147,606	$96,853	$84,763	$82,323	$37,749
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets (including custody credits)	0.20%	0.20%	0.19%	0.19%	0.19%	0.45%	0.45%	0.44%	0.45%	0.44%
Ratio of expenses to average net assets (excluding waivers)	0.33%	0.33%	0.33%	0.34%	0.35%	0.58%	0.58%	0.58%	0.59%	0.60%
Ratio of net investment income to average net assets	3.49%	3.10%	2.02%	0.95%	0.93%	3.23%	2.87%	1.75%	0.73%	0.74%

	Cash Management Shares[3]					Cash Reserve Shares[4]
	For the Year Ended October 31,					11/01/02 - 08/06/03[1]
	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0299	0.0262	0.0149	0.0045	0.0040	0.0047
Dividends from net investment income	(0.0299)	(0.0262)	(0.0149)	(0.0045)	(0.0040)	(0.0047)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	3.03%	2.65%	1.51%	0.45%	0.45%[5]	0.57%[5]
Ratios/Supplemental Data
Net assets, end of period (000)	$40,620	$41,699	$35,774	$20,114	$22,423	$—
Ratio of expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%[6]	0.60%[6]
Ratio of expenses to average net assets (including custody credits)	0.70%	0.70%	0.69%	0.69%	0.69%[6]	0.59%[6]
Ratio of expenses to average net assets (excluding waivers)	0.83%	0.83%	0.83%	0.84%	0.85%[6]	0.75%[6]
Ratio of net investment income to average net assets	2.98%	2.65%	1.58%	0.43%	0.40%	0.63%[6]

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.
[3]	There were no Cash Management Shares outstanding during the period December 6, 2002 to January 9, 2003.
[4]	There were no Cash Reserve Shares outstanding during the period August 7, 2003 to October 31, 2007.
[5]	Not annualized.
[6]	Annualized.

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	77

Financial Highlights (continued) For a Share Outstanding Throughout Each Period	MuniFund

	Administration Shares[1]					Bear Stearns Shares
	For the Year Ended October 31,			05/17/04 - 10/31/04	11/01/02 - 10/06/03[2]	For the Year Ended October 31,
	2007	2006	2005			2007	2006	2005	2004	2003[2]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0339	0.0302	0.0189	0.0044	0.0081	0.0269	0.0232	0.0119	0.0026	0.0026
Dividends from net investment income	(0.0339)	(0.0302)	(0.0189)	(0.0044)	(0.0081)	(0.0269)	(0.0232)	(0.0119)	(0.0026)	(0.0026)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[3]	3.44%	3.07%	1.91%	0.44%[4]	0.87%[4]	2.72%	2.35%	1.20%	0.26%	0.26%
Ratios/Supplemental Data
Net assets, end of period (000)	$389,468	$371,211	$516,607	$437,590	$—	$38,401	$31,467	$24,225	$28,191	$5,371
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%[5]	0.30%[5]	1.00%	1.00%	1.00%	0.90%	0.88%
Ratio of expenses to average net assets (including custody credits)	0.30%	0.30%	0.29%	0.30%[5]	0.29%[5]	1.00%	1.00%	0.99%	0.89%	0.87%
Ratio of expenses to average net assets (excluding waivers)	0.43%	0.43%	0.43%	0.43%[5]	0.45%[5]	1.18%	1.18%	1.13%	1.14%	1.15%
Ratio of net investment income to average net assets	3.39%	3.01%	1.90%	1.01%[5]	0.90%[5]	2.68%	2.32%	1.15%	0.29%	0.25%

	Bear Stearns Premier Choice Shares			Bear Stearns Private Client Shares				Bear Stearns Premier Shares
	For the Year Ended October 31,		Period Ended 10/31/05[6]	For the Year Ended October 31,			Period Ended 10/31/04[7]	For the Year Ended October 31,		Period Ended 10/31/05[8]
	2007	2006		2007	2006	2005		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0324	0.0287	0.0108	0.0303	0.0272	0.0155	0.0033	0.0300	0.0272	0.0120
Dividends from net investment income	(0.0324)	(0.0287)	(0.0108)	(0.0303)	(0.0272)	(0.0155)	(0.0033)	(0.0300)	(0.0272)	(0.0120)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[3]	3.29%	2.91%	1.08%[4]	3.08%	2.76%	1.56%	0.33%[4]	3.08%	2.76%	1.21%[4]
Ratios/Supplemental Data
Net assets, end of period (000)	$2	$2	$2	$293,358	$252,344	$161,860	$51,799	$264,304	$160,053	$126,455
Ratio of expenses to average net assets	0.45%	0.45%	0.45%[5]	0.65%	0.60%	0.63%	0.68%[5]	0.66%	0.60%	0.60%[5]
Ratio of expenses to average net assets (including custody credits)	0.45%	0.45%	0.44%[5]	0.65%	0.60%	0.62%	0.68%[5]	0.66%	0.60%	0.59%[5]
Ratio of expenses to average net assets (excluding waivers)	0.84%	0.58%	0.58%[5]	1.18%	1.18%	1.18%	0.83%[5]	0.93%	0.93%	0.93%[5]
Ratio of net investment income to average net assets	3.23%	2.85%	1.75%[5]	3.03%	2.75%	1.64%	0.67%[5]	3.03%	2.72%	1.88%[5]

[1]	There were no Administration Shares outstanding during the period October 7, 2003 to May 16, 2004.
[2]	Audited by other auditors.
[3]	Past performance is no guarantee of future results.
[4]	Not annualized.
[5]	Annualized.
[6]	Commencement of operations of share class effective April 25, 2005.
[7]	Commencement of operations of share class effective March 26, 2004.
[8]	Commencement of operations of share class effective March 2, 2005.

See accompanying notes to financial statements.

78	ANNUAL REPORT	OCTOBER 31, 2007

Financial Highlights (continued) For a Share Outstanding Throughout Each Period	MuniCash

	Institutional Shares					Dollar Shares
	For the Year Ended October 31,					For the Year Ended October 31,
	2007	2006	2005	2004	2003[1]	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0353	0.0318	0.0206	0.0100	0.0108	0.0328	0.0293	0.0181	0.0075	0.0083
Dividends from net investment income	(0.0353)	(0.0318)	(0.0206)	(0.0100)	(0.0108)	(0.0328)	(0.0293)	(0.0181)	(0.0075)	(0.0083)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	3.59%	3.23%	2.09%	1.01%	1.09%	3.33%	2.97%	1.83%	0.76%	0.84%
Ratios/Supplemental Data
Net assets, end of year (000)	$919,878	$1,232,427	$2,181,441	$2,315,927	$2,054,465	$85,628	$91,505	$59,321	$79,579	$90,241
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets (including custody credits)	0.20%	0.20%	0.19%	0.19%	0.19%	0.45%	0.45%	0.44%	0.44%	0.44%
Ratio of expenses to average net assets (excluding waivers)	0.36%	0.36%	0.34%	0.33%	0.34%	0.61%	0.61%	0.59%	0.58%	0.59%
Ratio of net investment income to average net assets	3.54%	3.12%	2.04%	1.01%	1.04%	3.28%	2.93%	1.79%	0.75%	0.81%

	Cash Reserve Shares	Administration Shares[3]		Bear Stearns Premier Choice Shares[4]			Bear Stearns Premier Shares[5]
	Period Ended 10/31/07[6]	Year Ended 10/31/07	Period Ended 10/31/06[7]	11/01/05 - 12/13/05	Year Ended 10/31/05	Period Ended 10/31/04[8]	11/01/05 - 12/13/05	Year Ended 10/31/05	Period Ended 10/31/04[8]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0127	0.0297	0.0031	0.0030	0.0181	0.0049	0.0027	0.0157	0.0035
Dividends from net investment income	(0.0127)	(0.0297)	(0.0031)	(0.0030)	(0.0181)	(0.0049)	(0.0027)	(0.0157)	(0.0035)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	1.27%[9]	3.01%[9]	0.31%[9]	0.30%[9]	1.83%	0.50%[9]	0.27%[9]	1.58%	0.35%[9]
Ratios/Supplemental Data
Net assets, end of period (000)	$10	$258	$443	$—	$2	$2	$—	$2	$2
Ratio of expenses to average net assets	0.60%[10]	0.30%[10]	0.30%[10]	0.45%[10]	0.45%	0.45%[10]	0.70%[10]	0.62%	0.70%[10]
Ratio of expenses to average net assets (including custody credits)	0.60%[10]	0.30%[10]	0.30%[10]	0.45%[10]	0.44%	0.44%[10]	0.70%[10]	0.61%	0.69%[10]
Ratio of expenses to average net assets (excluding waivers)	0.76%[10]	0.47%[10]	0.46%[10]	0.61%[10]	0.85%	0.58%[10]	0.86%[10]	0.85%	0.83%[10]
Ratio of net investment income to average net assets	3.12%[10]	3.46%[10]	3.02%[10]	2.87%[10]	1.77%	0.84%[10]	2.62%[10]	1.60%	0.57%[10]

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.
[3]	There were no Administration Shares outstanding during the period April 14, 2007 to May 30, 2007.
[4]	There were no Bear Stearns Premier Choice Shares outstanding during the period December 14, 2005 to October 31, 2007.
[5]	There were no Bear Stearns Premier Shares outstanding during the period December 14, 2005 to October 31, 2007.
[6]	Commencement of operations of share class effective June 5, 2007.
[7]	Commencement of operations of share class effective September 28, 2006.
[8]	Commencement of operations of share class effective March 26, 2004.
[9]	Not annualized.
[10]	Annualized.

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	79

Financial Highlights (continued) For a Share Outstanding Throughout Each Period	California Money Fund

	Institutional Shares					Dollar Shares
	For the Year Ended October 31,					For the Year Ended October 31,
	2007	2006	2005	2004	2003[1]	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0341	0.0308	0.0197	0.0092	0.0094	0.0316	0.0283	0.0172	0.0067	0.0069
Dividends from net investment income	(0.0341)	(0.0308)	(0.0197)	(0.0092)	(0.0094)	(0.0316)	(0.0283)	(0.0172)	(0.0067)	(0.0069)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	3.46%	3.13%	1.99%	0.92%	0.94%	3.20%	2.87%	1.74%	0.68%	0.69%
Ratios/Supplemental Data
Net assets, end of year (000)	$778,621	$860,859	$593,417	$454,698	$496,630	$47,235	$40,850	$26,293	$1,347	$15,463
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets (including custody credits)	0.20%	0.20%	0.20%	0.20%	0.19%	0.45%	0.45%	0.45%	0.44%	0.44%
Ratio of expenses to average net assets (excluding waivers)	0.40%	0.40%	0.41%	0.41%	0.40%	0.65%	0.65%	0.65%	0.66%	0.65%
Ratio of net investment income to average net assets	3.40%	3.13%	2.00%	0.92%	0.93%	3.16%	2.86%	1.84%	0.66%	0.71%

	Cash Management Shares					Administration Shares
	For the Year Ended October 31,				Period Ended 10/31/03[1,3]	For the Year Ended October 31,			Period Ended 10/31/04[4]
	2007	2006	2005	2004		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0291	0.0258	0.0147	0.0042	0.0008	0.0331	0.0298	0.0187	0.0037
Dividends from net investment income	(0.0291)	(0.0258)	(0.0147)	(0.0042)	(0.0008)	(0.0331)	(0.0298)	(0.0187)	(0.0037)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	2.95%	2.61%	1.48%	0.42%	0.25%[5]	3.36%	3.02%	1.89%	0.37%[5]
Ratios/Supplemental Data
Net assets, end of period (000)	$21,289	$10,122	$205	$120	$227	$6,971	$5,013	$3,898	$1,738
Ratio of expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.69%[6]	0.30%	0.30%	0.30%	0.30%[6]
Ratio of expenses to average net assets (including custody credits)	0.70%	0.70%	0.70%	0.70%	0.68%[6]	0.30%	0.30%	0.30%	0.30%[6]
Ratio of expenses to average net assets (excluding waivers)	0.90%	0.90%	0.91%	0.90%	0.91%[6]	0.50%	0.50%	0.51%	0.51%[6]
Ratio of net investment income to average net assets	2.92%	2.70%	1.50%	0.40%	0.25%[6]	3.31%	2.99%	1.98%	1.00%[6]

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.
[3]	Commencement of operations of share class effective July 14, 2003.
[4]	Commencement of operations of share class effective June 18, 2004.
[5]	Not annualized.
[6]	Annualized.

See accompanying note to financial statements.

80	ANNUAL REPORT	OCTOBER 31, 2007

Financial Highlights (continued) For a Share Outstanding Throughout Each Period	California Money Fund

	Bear Stearns Shares					Bear Stearns Premier Choice Shares
	For the Year Ended October 31,					For the Year Ended October 31,			Period Ended 10/31/04[2]
	2007	2006	2005	2004	2003[1]	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0261	0.0228	0.0117	0.0025	0.0025	0.0316	0.0283	0.0172	0.0045
Dividends from net investment income	(0.0261)	(0.0228)	(0.0117)	(0.0025)	(0.0025)	(0.0316)	(0.0283)	(0.0172)	(0.0045)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[3]	2.64%	2.31%	1.18%	0.25%	0.25%	3.20%	2.87%	1.74%	0.45%[4]
Ratios/Supplemental Data
Net assets, end of year (000)	$35,563	$33,556	$15,777	$6,307	$3,103	$2	$2	$2	$2
Ratio of expenses to average net assets	1.00%	1.00%	1.00%	0.86%	0.88%	0.45%	0.45%	0.45%	0.45%[5]
Ratio of expenses to average net assets (including custody credits)	1.00%	1.00%	1.00%	0.86%	0.87%	0.45%	0.45%	0.45%	0.45%[5]
Ratio of expenses to average net assets (excluding waivers)	1.25%	1.25%	1.21%	1.20%	1.20%	0.90%	0.94%	0.87%	0.66%[5]
Ratio of net investment income to average net assets	2.61%	2.31%	1.27%	0.25%	0.24%	3.14%	2.83%	1.90%	0.76%[5]

	Bear Stearns Private Client Shares				Bear Stearns Premier Shares
	For the Year Ended October 31,			Period Ended 10/31/04[2]	For the Year Ended October 31,			Period Ended 10/31/04[2]
	2007	2006	2005		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0296	0.0268	0.0152	0.0030	0.0295	0.0268	0.0154	0.0036
Dividends from net investment income	(0.0296)	(0.0268)	(0.0152)	(0.0030)	(0.0295)	(0.0268)	(0.0154)	(0.0036)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[3]	2.99%	2.72%	1.54%	0.32%[4]	2.99%	2.72%	1.55%	0.36%[4]
Ratios/Supplemental Data
Net assets, end of period (000)	$196,002	$203,719	$127,509	$37,216	$45,924	$13,822	$15,778	$2
Ratio of expenses to average net assets	0.65%	0.60%	0.64%	0.68%[5]	0.66%	0.60%	0.60%	0.60%[5]
Ratio of expenses to average net assets (including custody credits)	0.65%	0.60%	0.64%	0.68%[5]	0.66%	0.60%	0.60%	0.60%[5]
Ratio of expenses to average net assets (excluding waivers)	1.25%	1.25%	1.26%	0.91%[5]	1.00%	1.00%	1.01%	0.81%[5]
Ratio of net investment income to average net assets	2.95%	2.71%	1.62%	0.63%[5]	2.94%	2.70%	1.90%	0.55%[5]

[1]	Audited by other auditors.
[2]	Commencement of operations of share class effective March 26, 2004.
[3]	Past performance is no guarantee of future results.
[4]	Not annualized.
[5]	Annualized.

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	81

Financial Highlights (continued) For a Share Outstanding Throughout Each Period	New York Money Fund

	Institutional Shares					Dollar Shares
	For the Year Ended October 31,					For the Year Ended October 31,
	2007	2006	2005	2004	2003[1]	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0346	0.0314	0.0197	0.0091	0.0096	0.0323	0.0289	0.0172	0.0066	0.0071
Dividends from net investment income	(0.0346)	(0.0314)	(0.0197)	(0.0091)	(0.0096)	(0.0323)	(0.0289)	(0.0172)	(0.0066)	(0.0071)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	3.51%	3.18%	1.99%	0.92%	0.96%	3.26%	2.93%	1.74%	0.67%	0.71%
Ratios/Supplemental Data
Net assets, end of year (000)	$357,803	$313,842	$271,454	$234,346	$347,960	$6,514	$6,362	$5,515	$5,059	$5,216
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets (including custody credits)	0.20%	0.20%	0.20%	0.19%	0.19%	0.45%	0.45%	0.45%	0.44%	0.44%
Ratio of expenses to average net assets (excluding waivers)	0.41%	0.41%	0.41%	0.40%	0.40%	0.66%	0.66%	0.66%	0.65%	0.65%
Ratio of net investment income to average net assets	3.45%	3.14%	1.98%	0.90%	0.95%	3.21%	2.88%	1.67%	0.67%	0.68%

	Cash Management Shares			Administration Shares
	For the Year Ended October 31,		Period Ended 10/31/05[3]	For the Year Ended October 31,			Period Ended 10/31/04[4]
	2007	2006		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0296	0.0264	0.0114	0.0336	0.0304	0.0187	0.0035
Dividends from net investment income	(0.0296)	(0.0264)	(0.0114)	(0.0336)	(0.0304)	(0.0187)	(0.0035)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	3.00%	2.67%	1.14%[5]	3.41%	3.08%	1.89%	0.35%[5]
Ratios/Supplemental Data
Net assets, end of period (000)	$15,062	$9,398	$3,585	$13,158	$16,125	$16,394	$21,890
Ratio of expenses to average net assets	0.70%	0.70%	0.70%[6]	0.30%	0.30%	0.30%	0.30%[6]
Ratio of expenses to average net assets (including custody credits)	0.70%	0.70%	0.70%[6]	0.30%	0.30%	0.30%	0.30%[6]
Ratio of expenses to average net assets (excluding waivers)	0.91%	0.91%	0.91%[6]	0.51%	0.51%	0.51%	0.51%[6]
Ratio of net investment income to average net assets	2.96%	2.70%	1.80%[6]	3.35%	3.04%	1.84%	0.94%[6]

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.
[3]	Commencement of operations of share class effective March 3, 2005.
[4]	Commencement of operations of share class effective June 18, 2004.
[5]	Not annualized.
[6]	Annualized.

See accompanying notes to financial statements.

82	ANNUAL REPORT	OCTOBER 31, 2007

Financial Highlights (concluded) For a Share Outstanding Throughout Each Period	New York Money Fund

	Bear Stearns Shares					Bear Stearns Premier Choice Shares
	For the Year Ended October 31,					For the Year Ended October 31,			Period Ended 10/31/04[1]
	2007	2006	2005	2004	2003[2]	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0266	0.0234	0.0117	0.0024	0.0025	0.0321	0.0289	0.0172	0.0043
Dividends from net investment income	(0.0266)	(0.0234)	(0.0117)	(0.0024)	(0.0025)	(0.0321)	(0.0289)	(0.0172)	(0.0043)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[3]	2.69%	2.36%	1.18%	0.24%	0.25%	3.26%	2.93%	1.74%	0.43%[4]
Ratios/Supplemental Data
Net assets, end of year (000)	$6,255	$2,686	$3,831	$1,420	$18,652	$641	$242	$2	$2
Ratio of expenses to average net assets	1.00%	1.00%	1.00%	0.83%	0.91%	0.45%	0.45%	0.45%	0.45%[5]
Ratio of expenses to average net assets (including custody credits)	1.00%	1.00%	1.00%	0.82%	0.90%	0.45%	0.45%	0.45%	0.44%[5]
Ratio of expenses to average net assets (excluding waivers)	1.26%	1.26%	1.21%	1.20%	1.20%	0.91%	0.91%	0.87%	0.65%[5]
Ratio of net investment income to average net assets	2.66%	2.33%	1.35%	0.21%	0.25%	3.19%	3.14%	1.94%	0.69%[5]

	Bear Stearns Private Client Shares				Bear Stearns Premier Shares
	For the Year Ended October 31,			Period Ended 10/31/04[1]	For the Year Ended October 31,			Period Ended 10/31/04[1]
	2007	2006	2005		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0300	0.0274	0.0152	0.0030	0.0300	0.0274	0.0154	0.0034
Dividends from net investment income	(0.0300)	(0.0274)	(0.0152)	(0.0030)	(0.0300)	(0.0274)	(0.0154)	(0.0034)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[3]	3.05%	2.77%	1.54%	0.30%[4]	3.05%	2.77%	1.56%	0.34%[4]
Ratios/Supplemental Data
Net assets, end of period (000)	$175,446	$138,323	$111,739	$53,933	$14,221	$8,339	$5,774	$2
Ratio of expenses to average net assets	0.66%	0.60%	0.64%	0.69%[5]	0.66%	0.60%	0.61%	0.60%[5]
Ratio of expenses to average net assets (including custody credits)	0.66%	0.60%	0.64%	0.68%[5]	0.66%	0.60%	0.61%	0.59%[5]
Ratio of expenses to average net assets (excluding waivers)	1.26%	1.26%	1.26%	0.92%[5]	1.01%	1.01%	1.02%	0.80%[5]
Ratio of net investment income to average net assets	3.00%	2.75%	1.58%	0.56%[5]	3.01%	2.72%	1.82%	0.55%[5]

[1]	Commencement of operations of share class effective March 26, 2004.
[2]	Audited by other auditors.
[3]	Past performance is no guarantee of future results.
[4]	Not annualized.
[5]	Annualized.

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	83

Notes to Financial Statements

(A) Organization

BlackRock Liquidity Funds (the “Trust”) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The financial statements and these accompanying notes relate to the Trust’s ten Funds: TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund (each a “Fund” and together, the “Funds”).

California Money Fund and New York Money Fund each offer eleven classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares and Plus Shares. TempFund and MuniFund each offer ten classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares, and Plus Shares. FedFund offers ten classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. TempCash and MuniCash each offer nine classes of shares: Administration Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. T-Fund offers nine classes of shares: Administration Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares and Plus Shares. Federal Trust Fund and Treasury Trust Fund each offer eight classes of shares: Administration Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. As of October 31, 2007, no Plus Shares or Cash Plus Shares were outstanding.

Effective March 1, 2005 Bear Stearns Premier Select Shares were renamed Bear Stearns Premier Choice Shares.

(B) Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of their financial statements.

Security Valuation — Fund securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Trust seeks to maintain the net asset value per share of each Fund at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

In September 2006, “Statement of Financial Accounting Standards No. 157, Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Funds’ financial statements, if any, has not been determined.

In addition, in February 2007, the Financial Accounting Standards Board issued “Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Funds’ financial statements, if any, has not been determined.

Dividends to Shareholders — Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Investment Transactions and Investment Income — Investment transactions are accounted for on the trade date. The cost of investments sold and realized gains and losses thereon are determined by use of the specific identification method, generally first in first out, for both financial reporting and federal income tax purposes. Interest income is recorded on an accrual basis.

Repurchase Agreements — For TempFund, TempCash, FedFund and T-Fund, the Trust may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller’s agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of Fund investments, provided the repurchase agreements themselves mature in 13 months or less. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Trust’s custodian or an authorized securities depository.

Forward Commitments, When-Issued and Delayed Delivery Securities — The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement

84	ANNUAL REPORT	OCTOBER 31, 2007

Notes to Financial Statements (continued)

of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued forward commitment basis, the Funds will hold liquid assets worth at least the equivalent of the amount due.

Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”) requires the use of management estimates. Actual results could differ from these estimates and such differences could be material.

Other — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class-specific expenses are borne by that class. Differences in net expense ratios between classes of a Fund are due to class-specific expenses and waivers. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day.

(C) Agreements and Other Transactions with Affiliates and Related Parties

Pursuant to agreements between the Trust and BlackRock Institutional Management Corporation (“BIMC”), an indirect wholly-owned subsidiary of BlackRock, Inc., BIMC provides both investment advisory and administration services to the Trust. PFPC Trust Company (“PTC”), an indirect, wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”), is the Trust’s custodian and PFPC Inc. (“PFPC”), an indirect, wholly owned subsidiary of PNC, is the Trust’s transfer agent and sub-administrator. BlackRock Distributors, Inc., (“BDI”), a direct subsidiary of PNC, serves as the Trust’s distributor. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and PNC are principal owners of BlackRock, Inc.

The Trust has entered into a Management Agreement with BIMC under which it provides certain advisory and administrative services. BIMC also entered into a sub-administrative agreement with PFPC under which it provides certain administrative services.

For the management and administration services provided and expenses assumed by it under the Management Agreement, BIMC is entitled to receive the following annual fees computed daily based upon each Fund’s average daily net assets and paid monthly:

Fund	TempFund
Management Fee	.350% of the first $1 billion.
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.180% of the next $1 billion
.175% of the next $1 billion
.170% of amounts in excess of $8 billion.

Fund	TempCash, MuniFund and MuniCash
Management Fee	.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.185% of the next $1 billion
.180% of amounts in excess of $7 billion.

Fund	California Money Fund and New York Money Fund
Management Fee	.375% of the first $1 billion
.350% of the next $1 billion
.325% of the next $1 billion
.300% of amounts in excess of $3 billion.

The following annual fees shall be computed daily and paid monthly to BIMC:

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

The Management Fee is equal to Calculation A plus Calculation B.

*	Based on the combined average net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of each Fund.

Until February 28, 2008, BIMC, as investment advisor and administrator, has contractually agreed to reduce its fees and reimburse expenses to ensure that the combined “Management Fees” and “Miscellaneous Expenses” do not exceed 0.18% of the average daily net assets of TempFund and TempCash and 0.20% of the average daily net assets of FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund. The waiver

ANNUAL REPORT	OCTOBER 31, 2007	85

Notes to Financial Statements (continued)

agreement may not be terminated before February 28, 2008. Any fees waived by BIMC with respect to a particular fiscal year are not recoverable.

Pursuant to the Plus Shares Distribution and Services Plan, the Cash Plus Shares Distribution Plan, the Bear Stearns Shares Distribution Plan, the Bear Stearns Premier Shares Distribution Plan, the Bear Stearns Premier Choice Shares Distribution Plan and the Bear Stearns Private Client Shares Distribution Plan, the Trust may pay BDI a fee for distribution and sales support services. Currently, fees are only being paid pursuant to the Bear Stearns Shares Distribution Plan, the Bear Stearns Premier Shares Distribution Plan, the Bear Stearns Premier Choice Shares Distribution Plan and the Bear Stearns Private Client Shares Distribution Plan because there are no Plus or Cash Plus Shares outstanding. In addition, the Trust may pay Service Organizations, including affiliates of BIMC, fees for providing certain services (“shareholder services”) to their customers who own shares of the Funds. Pursuant to its respective Shareholder Services Plan, each of the Administration, Dollar, Cash Management, Cash Reserve, Bear Stearns, Bear Stearns Premier, Bear Stearns Premier Choice and Bear Stearns Private Client Share classes are currently paying fees to Service Organizations, which may include affiliates of BIMC.

The following tables provide a list of share classes offered by the Trust along with a summary of their respective class-specific fee arrangements as provided in the Trust’s Shareholder Service Plans and Distribution Plans.

	Share Classes
	Dollar Shares		Cash Management Shares		Cash Reserve Shares
	Contractual Fees[1]	Actual Fees[1]	Contractual Fees[1]	Actual Fees[1]	Contractual Fees[1]	Actual Fees[1]
TempFund	0.25%	0.25%	0.50%	0.50%	0.40%	0.40%
TempCash	0.25%	0.25%	0.50%	0.50%	0.40%	N/A
FedFund	0.25%	0.25%	0.50%	N/A	0.40%	0.40%
T-Fund	0.25%	0.25%	0.50%	0.50%	0.40%	N/A
Federal Trust Fund	0.25%	0.25%	0.50%	N/A	0.40%	N/A
Treasury Trust Fund	0.25%	0.25%	0.50%	0.50%	0.40%	N/A
MuniFund	0.25%	0.25%	0.50%	0.50%	0.40%	N/A
MuniCash	0.25%	0.25%	0.50%	N/A	0.40%	0.40%
California Money Fund	0.25%	0.25%	0.50%	0.50%	0.40%	N/A
New York Money Fund	0.25%	0.25%	0.50%	0.50%	0.40%	N/A

	Share Classes
	Administration Shares		Cash Plus Shares		Plus Shares
	Contractual Fees[1]	Actual Fees[1]	Contractual Fees[1]	Actual Fees[1]	Contractual Fees[1,2]	Actual Fees[1,2]
TempFund	0.10%	0.10%	N/A	N/A	0.25%	N/A
TempCash	0.10%	0.10%	0.85%	N/A	N/A	N/A
FedFund	0.10%	0.10%	0.85%	N/A	N/A	N/A
T-Fund	0.10%	0.10%	N/A	N/A	0.25%	N/A
Federal Trust Fund	0.10%	0.10%	N/A	N/A	N/A	N/A
Treasury Trust Fund	0.10%	0.10%	N/A	N/A	N/A	N/A
MuniFund	0.10%	0.10%	N/A	N/A	0.25%	N/A
MuniCash	0.10%	0.10%	0.85%	N/A	N/A	N/A
California Money Fund	0.10%	0.10%	0.85%	N/A	0.40%	N/A
New York Money Fund	0.10%	0.10%	0.85%	N/A	0.40%	N/A

	Bear Stearns Share Classes
	Bear Stearns Shares		Premier Choice Shares		Private Client Shares		Premier Shares
	Contractual Fees[1]	Actual Fees[1]	Contractual Fees[1]	Actual Fees[1]	Contractual Fees[1]	Actual Fees[1]	Contractual Fees[1]	Actual Fees[1]
TempFund	0.85%	0.82%	0.50%	0.27%	0.85%	0.47%	0.60%	0.48%
TempCash	N/A	N/A	0.50%	N/A	0.85%	N/A	0.60%	N/A
FedFund	0.85%	0.80%	0.50%	0.25%	0.85%	0.46%	0.60%	0.46%
T-Fund	N/A	N/A	0.50%	0.25%	0.85%	0.48%	0.60%	0.48%
Federal Trust Fund	N/A	N/A	0.50%	N/A	0.85%	N/A	0.60%	N/A

86	ANNUAL REPORT	OCTOBER 31, 2007

Notes to Financial Statements (continued)

	Bear Stearns Share Classes (continued)
	Bear Stearns Shares		Premier Choice Shares		Private Client Shares		Premier Shares
	Contractual Fees[1]	Actual Fees[1]	Contractual Fees[1]	Actual Fees[1]	Contractual Fees[1]	Actual Fees[1]	Contractual Fees[1]	Actual Fees[1]
Treasury Trust Fund	N/A	N/A	0.50%	N/A	0.85%	N/A	0.60%	N/A
MuniFund	0.85%	0.80%	0.50%	0.25%	0.85%	0.45%	0.60%	0.46%
MuniCash	N/A	N/A	0.50%	N/A	0.85%	N/A	0.60%	N/A
California Money Fund	0.85%	0.80%	0.50%	0.25%	0.85%	0.45%	0.60%	0.46%
New York Money Fund	0.85%	0.80%	0.50%	0.25%	0.85%	0.46%	0.60%	0.46%

(1)

The difference in the level of fees among classes is related to the type and number of services that may be provided by the Service Organization. Dividends paid to shareholders of all share classes, except Institutional Shares, are reduced by such fees.

(2)

The Trust has adopted a Distribution and Shareholder Service Plan pursuant to which shareholders of Plus Shares will pay a class specific fee of 0.25% (0.40% for the New York Money and California Money Funds) on an annualized basis of the average daily net asset value of such shares. This fee reflects the provision of both distribution and sale support (12b-1) and shareholder services.

For the year ended October 31, 2007, the following shows the various types of class-specific expenses borne directly by each class of each Fund and any associated waivers of those expenses.

Shareholder Servicing Fees	Share Classes
	Dollar	Cash Management	Cash Reserve	Administration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier	Total
TempFund	$13,514,185	$2,649,194	$65,929	$1,875,134	$4,262,356	$53,024	$8,165,241	$2,301,771	$32,886,834
TempCash	2,339,157	561	—	7,908	—	—	—	—	2,347,626
FedFund	1,165,447	—	12,549	51,082	284,998	9	2,060,066	313,439	3,887,590
T-Fund	1,693,265	2,922,909	—	55,215	—	—	—	—	4,671,389
Federal Trust Fund	137,982	—	—	10,299	—	—	—	—	148,281
Treasury Trust Fund	452,001	247,307	—	108,098	—	—	—	—	807,406
MuniFund	243,735	283,269	—	421,131	129,952	11	1,504,625	1,125,633	3,708,356
MuniCash	234,788	—	87	424	—	—	—	—	235,299
California Money Fund	151,773	82,690	—	6,114	209,292	9	1,140,520	123,177	1,713,575
New York Money Fund	18,377	67,563	—	14,354	27,182	1,010	891,538	70,739	1,090,763

Shareholder Servicing Fees Waived	Share Classes
	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier	Total
TempFund	$255,741	$17,232	$419,698	$110,589	$803,260
FedFund	28,499	4	165,257	26,749	220,509
MuniFund	12,995	4	138,971	96,783	248,753
California Money Fund	20,929	4	106,594	10,104	137,631
New York Money Fund	2,718	378	79,213	5,616	87,925

Distribution Fees	Share Classes
	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier	Total
TempFund	$2,983,649	$13,256	$5,715,669	$460,354	$9,172,928
FedFund	199,499	4	1,442,046	62,688	1,704,237
MuniFund	90,966	4	1,053,238	225,127	1,369,335
California Money Fund	146,504	4	798,366	24,635	969,509
New York Money Fund	19,027	252	624,077	14,148	657,504

Distribution Fees Waived		Share Classes
		Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier	Total
TempFund		$13,256	$5,715,667	$460,354	$6,189,277
FedFund		2	1,442,046	62,687	1,504,735
MuniFund		2	1,053,238	225,126	1,278,366
California Money Fund		2	798,365	24,635	823,002
New York Money Fund		252	624,076	14,147	638,475

ANNUAL REPORT	OCTOBER 31, 2007	87

Notes to Financial Statements (continued)

In return for custody services provided by PTC, the Trust pays PTC a fee, computed daily and payable monthly.

Prior to April 1, 2007, the fee was based upon an annualized percentage of the average gross assets of each Fund as follows: 0.006% of the first $10 billion, 0.0055% of the next $10 billion and 0.005% of the average gross assets in excess of $20 billion.

Effective April 1, 2007, the fee is based upon an annualized percentage of the average net assets of each Fund as follows: 0.0075% of the first $400 million, 0.005% of the next $1.6 billion and 0.002% of the average net assets in excess of $2 billion.

The Funds may also pay certain out-of-pocket expenses and unfunded subscription charges that are charged by PTC.

Pursuant to the Trust’s operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances (“custody credits”), which are on the Statements of Operations as custody fees paid indirectly.

Pursuant to the Transfer Agent Agreement PFPC serves as the transfer and dividend disbursing agent for the Funds. For its services, PFPC receives an annual fee of $1,750,000 for the first 40 share classes plus $50,000 for each additional share class beyond the first 40, plus transaction fees, per account fees and disbursements.

For the year ended October 31, 2007, the Funds paid to affiliates the following fees in return for distribution and sales support services:

TempFund	$11,886,284
TempCash	1,943,988
FedFund	1,151,474
T-Fund	432,341
Federal Trust Fund	10,299
Treasury Trust Fund	262,079
MuniFund	540,648
MuniCash	163,096
California Money Fund	6,115
New York Money Fund	22,429

The Funds may receive earnings credits related to cash balances in transfer agent demand deposit accounts with PFPC which are shown on the Statement of Operations as “fees paid indirectly.”

For the year ended October 31, 2007, short term investments in companies assumed to be affiliates of the Funds were as follows:

Fund	Affiliated Investments	Net Activity	Net Realized Gain/Loss	Interest Income	Market Value at October 31, 2007
TempFund	Merrill Lynch & Co., Inc.	$(121,400,000)	$—	$3,759,876	$—
	PNC Bank N.A., Repurchase Agreements	162,600,000	—	5,990,595	356,000,000

TempCash	Merrill Lynch & Co., Inc.	(52,000,000)	—	1,610,491	—

FedFund	PNC Bank N.A., Repurchase Agreements	8,500,000	—	1,350,902	8,500,000

T-Fund	Merrill Lynch Government Securities Inc., Repurchase Agreements	800,000,000	—	4,659,110	800,000,000

MuniFund	Alaska Housing Finance Corp. RB (Housing Development Project) Series 2002D DN (MBIA Insurance)	10,000,000	—	57,178	10,000,000

	Chesterfield County IDRB P-Float Trust Receipts Series 2003 PT-886 DN (Merrill Lynch & Co. Guaranty)	—	—	940,860	24,995,000

	Chesterfield County IDRB P-Float Trust Receipts Series 2004 PT-2133 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA)	(9,750,000)	—	104,181	—

	Delaware Valley Regional Finance Authority Local Government RB Series 2003 PT-749 DN (Landesbank Hessen-Thuringen Girozentrale SBPA)	—	—	328,172	8,815,000

	Hamilton County Hospital Facilities RB P-Float Trust Receipts Series 2001 PT-507 DN (Merrill Lynch & Co. Guaranty)	(35,000)	—	145,660	3,845,000

	Kentucky Economic Development Finance Authority RB (Hospital Facilities Project) Series 2001-509 DN (Merrill Lynch & Co. SBPA, National Australia Bank Ltd. LOC)	(480,000)	—	1,048,619	27,520,000

	Metropolitan Pier & Exposition Authority Dedicated State Tax Receipts RB P-Float Trust Receipts Series 2005 PZ-44 DN (MBIA Insurance, Merrill Lynch Capital Services SBPA)	(5,610,000)	8,359	176,770	—
	Municipal Securities Pool Trust Receipts RB Series 2004-17 DN (Multiple Insurances, Societe Generale Group SBPA)	—	—	203,658	5,370,000

88	ANNUAL REPORT	OCTOBER 31, 2007

Notes to Financial Statements (continued)

Fund	Affiliated Investments	Net Activity	Net Realized Gain/Loss	Interest Income	Market Value at October 31, 2007

MuniFund (continued)	Municipal Securities Pool Trust Receipts RB Series 2004-18 DN (Multiple Insurances, Societe Generale Group SBPA)	$—	$—	$98,276	$2,590,000

	New Jersey Economic Development Authority RB P-Float Trust Receipts Series 2004 MT-035 DN (Assured Guaranty Ltd. Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA)	—	—	81,205	2,200,000

	New Jersey Health Care Facilities Financing Authority RB P-Float Trust Receipts Series 2001 PT-1319 DN (AMBAC Insurance, Merrill Lynch Capital Services SBPA)	—	—	86,264	2,320,000

	Pennsylvania Higher Educational Facilities Authority RB P-Float Trust Receipts Series 2004 MT-042 DN (Lloyds TSB Bank Plc LOC, Merrill Lynch Capital Services SBPA)	—	—	265,184	7,100,000

	Pinellas County HFA RB Series 2004A DN (CDC Municipal Products, Inc. SBPA, Rabobank Guaranty)	(295,000)	—	84,965	2,130,000

	Puttable Floating Option Tax-Exempt Receipts RB Series 2005A DN (Merrill Lynch Capital Services SBPA)	(3,160,000)	—	117,302	—

	Rhode Island State Health & Educational Building Corp. RB (Higher Education Facilities Brown University Project) Series 2001B DN	—	—	93,083	—

	San Diego Public Facilities Financing Authority Lease RB P-Float Trust Receipts Series 2002 PPT-1002C DN (AMBAC Insurance, Merrill Lynch Capital Services SBPA)	(19,755,000)	—	318,603	—

	Triborough Bridge & Tunnel Authority RB P-Float Trust Receipts Series 2002 PA-956 DN (Merrill Lynch Capital Services Liquidity Facility)	—	—	185,741	5,000,000

	Washington County Housing & Redevelopment Authority Multi-Family RB P-Float Trust Receipts Series 2005 MT-154 DN (Federal Home Loan Mortgage Corp. Guaranty)	(6,995,000)	2,308	63,959	—

MuniCash	Austin Housing Financial Corp. RB P-Float Trust Receipts Series 2005 PT-2578 AMT DN (Merrill Lynch & Co. Guaranty)	(90,000)	—	554,605	14,585,000

	California Housing Finance Agency RB (Home Mortgage Project) Series 2003U AMT DN (FSA Insurance, Dexia Credit Local Liquidity Facility)	—	—	21,997	—

	California Housing Finance Agency RB (Home Mortgage Project) Series 2003U AMT DN (FSA Insurance, Dexia Credit Local Liquidity Facility)	—	—	13,949	—

	District of Columbia Housing Finance Agency RB Series 2004 PT-2391 AMT DN (MBIA Insurance, Merrill Lynch & Co. SBPA)	(20,000)	—	91,101	2,395,000

	East Housing Finance Corp. Multi-Family RB (Merrill Lynch P-Float Trust Receipts) Series 2005-PT 2952 AMT DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA)	(4,315,000)	—	58,677	—

	MuniMae Tax Exempt Board Subsidiary LLC RB P-Float Trust Receipts Series 2005 PT-2691 AMT DN (Merrill Lynch & Co. Guaranty)	(90,000)	—	855,800	22,540,000

	Municipal Securities Pool Trust Receipts RB Series 2004-17 DN (Multiple Insurances, Societe Generale Group SBPA)	220,000	—	108,442	2,930,000

	Oregon Homeowners RB (Trinity Draw Down Project) Series 2005 MT-134 AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA)	(1,730,000)	—	101,779	1,880,000

ANNUAL REPORT	OCTOBER 31, 2007	89

Notes to Financial Statements (continued)

Fund	Affiliated Investments	Net Activity	Net Realized Gain/Loss	Interest Income	Market Value at October 31, 2007
MuniCash (continued)	Oregon Housing & Community Services RB P-Float Trust Receipts Series 2005-2879 AMT DN (Merrill Lynch Capital Services SBPA)	$(24,495,000)	$—	$533,515	$—

	Panhandle Regional Housing Finance RB Series 2004 PT-2086 AMT DN (Merrill Lynch & Co. Guaranty)	—	—	45,781	—

	Puttable Floating Option Tax-Exempt Receipts RB Series 2005A DN (Merrill Lynch Capital Services SBPA)	(1,760,000)	—	65,333	—

	Virginia Beach Development Authority Multi-Family Housing RB P-Float Trust Receipts Series 2005-2505 AMT DN (Merrill Lynch & Co. Guaranty)	—	—	141,920	3,745,000

	Washington Housing Finance Community Multi-Family Housing RB (Merrill Lynch P-Floats Trust Receipts) Series 2005-3054 AMT DN (Merrill Lynch & Co. Guaranty)	(8,385,000)	83,934	126,090	—

California Money Fund	Bay Area Toll Authority Toll Bridge RB Series 2006MT-238 DN (Depfa Bank Plc Liquidity Facility)	—	—	562,927	15,000,000

	California Department of Water Resource Power Supply RB Series 2003 PT-759 DN (MBIA Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA)	—	—	356,014	9,700,000

	Clovis County Unified School District GO P-Float Trust Receipts Series 2005-PZ-42 DN (FGIC Insurance, Merrill Lynch Capital Services SBPA)	(1,330,000)	—	23,123	—

	Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2004 PA-1236 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA)	—	—	81,810	2,200,000

	Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2004 PA-1237 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA)	—	—	101,891	2,740,000

	Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2006D-195 DN (FGIC Insurance, Deutsche Bank Liquidity Facility)	(10,000)	—	76,899	2,065,000

	Los Angeles Unified School District GO (Eclipse Funding Trust) Series 2006-0018 DN (FGIC Insurance, U.S. Bank N.A. Liquidity Facility)	(5,265,000)	—	138,596	—

	Pleasant Valley School District of Ventura County GO P-Float Trust Receipts Series 2005 PT-2783 DN (MBIA Insurance, Dexia Credit Local SBPA)	—	—	215,517	5,850,000

	San Diego Public Facilities Financing Authority Lease RB (Merrill Lynch P-Float Trust Receipts) Series 2002 PPT-1002C DN (AMBAC Insured, Merrill Lynch Capital Services SBPA)	(9,875,000)	—	159,247	—

	Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2005 PA-1288 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA)	—	—	74,803	2,000,000

	West Covina Unified School District GO Series 2003-23 DN (MBIA Insurance, Banque Nationale de Paribas Liquidity Facility)	(30,000)	—	250,880	6,795,000

New York Money Fund	New York City GO P-Float Trust Receipts Series 1997 DN (AMBAC Insurance, Societe Generale Group Liquidity Facility)	(9,860,000)	12,614	277,075	—

	New York City GO P-Float Trust Receipts Series 2005-3333 DN (Dexia Bank LOC)	(40,000)	—	197,848	5,300,000

	Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2006 MT-232 DN (Depfa Bank Plc SBPA)	—	—	650,579	17,495,000

90	ANNUAL REPORT	OCTOBER 31, 2007

Notes to Financial Statements (continued)

Fund	Affiliated Investments	Net Activity	Net Realized Gain/Loss	Interest Income	Market Value at October 31, 2007
New York Money Fund (continued)	Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2006 MT-256 DN (Svenska Handelsbank Liquidity Facility)	$—	$—	$281,134	$7,495,000

(D) Capital Shares

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.

Because the Funds have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the dollar amounts shown on the following pages for such transactions.

Transactions in capital shares for each year were as follows:

	TempFund
	Year Ended October 31, 2007	Year Ended October 31, 2006
Shares sold:
Institutional Shares	$433,068,105,139	$389,651,161,121
Dollar Shares	52,553,070,776	43,075,160,298
Cash Management Shares	3,362,775,636	1,029,248,488
Cash Reserve Shares	38,879,893	199,267,069
Administration Shares	1,914,540,367	2,293,616,197
Bear Stearns Shares	1,122,046,235	5,110,954,951
Bear Stearns Premier Choice Shares	57,310,072	72,074,199
Bear Stearns Private Client Shares	1,452,110,892	6,599,860,689
Bear Stearns Premier Shares	1,056,361,440	2,404,474,385
Shares issued in reinvestment of dividends:
Institutional Shares	570,242,855	474,991,356
Dollar Shares	18,457,032	11,048,042
Cash Management Shares	14,638,090	9,080,551
Cash Reserve Shares	401,511	908,498
Administration Shares	21,705,467	14,292,510
Bear Stearns Shares	37,397,981	29,878,151
Bear Stearns Premier Choice Shares	627,994	566,535
Bear Stearns Private Client Shares	77,283,769	54,524,638
Bear Stearns Premier Shares	21,785,031	14,993,164
Shares redeemed:
Institutional Shares	(408,705,925,835)	(384,569,956,982)
Dollar Shares	(51,232,350,447)	(42,325,487,680)
Cash Management Shares	(3,012,236,348)	(961,817,736)
Cash Reserve Shares	(44,364,706)	(186,727,867)
Administration Shares	(1,856,811,166)	(1,805,888,650)
Bear Stearns Shares	(1,081,472,176)	(5,036,674,584)
Bear Stearns Premier Choice Shares	(68,283,762)	(65,916,391)
Bear Stearns Private Client Shares	(1,442,755,073)	(6,193,454,946)
Bear Stearns Premier Shares	(964,359,018)	(2,345,125,790)

Net increase	$26,979,181,649	$7,555,050,216

	TempCash
	Year Ended October 31, 2007	Year Ended October 31, 2006
Shares sold:
Institutional Shares	$176,528,817,405	$225,678,041,325
Dollar Shares	1,855,380,140	1,987,142,364
Cash Management Shares	1,385,360	537,316
Administration Shares	32,958,510	41,292,406
Bear Stearns Premier Shares	—	3,480,782
Shares issued in reinvestment of dividends:
Institutional Shares	203,513,449	302,604,718
Dollar Shares	42,651,400	28,226,617
Cash Management Shares	5,298	1,724
Administration Shares	350,543	666,812
Bear Stearns Premier Choice Shares	—	7
Bear Stearns Premier Shares	—	7
Shares redeemed:
Institutional Shares	(175,080,960,004)	(227,789,671,065)
Dollar Shares	(1,719,937,983)	(1,784,603,837)
Cash Management Shares	(1,320,812)	(412,736)
Administration Shares	(58,768,271)	(16,500,000)
Bear Stearns Premier Choice Shares	—	(2,174)
Bear Stearns Premier Shares	—	(3,483,051)

Net increase (decrease)	$1,804,075,035	$(1,552,678,785)

	FedFund
	Year Ended October 31, 2007	Year Ended October 31, 2006
Shares sold:
Institutional Shares	$19,166,783,329	$18,944,064,247
Dollar Shares	12,449,089,470	16,761,103,640
Cash Reserve Shares	31,133,706	25,045,901
Administration Shares	47,698,207	199,877,492
Bear Stearns Shares	187,645,415	361,094,648
Bear Stearns Premier Choice Shares	1	—
Bear Stearns Private Client Shares	956,296,510	1,100,718,969
Bear Stearns Premier Shares	232,915,996	490,156,719
Shares issued in reinvestment of dividends:
Institutional Shares	61,381,648	51,605,902
Dollar Shares	1,352,112	1,778,083
Cash Reserve Shares	142,790	86,112
Administration Shares	3,225	—
Bear Stearns Shares	2,410,724	1,942,735
Bear Stearns Premier Choice Shares	106	97
Bear Stearns Private Client Shares	18,807,572	11,450,901
Bear Stearns Premier Shares	2,875,927	2,661,307
Shares redeemed:
Institutional Shares	(17,061,867,541)	(18,898,054,675)
Dollar Shares	(12,181,887,181)	(16,720,372,044)
Cash Reserve Shares	(31,176,238)	(25,596,444)
Administration Shares	(89,359,863)	(160,284,882)
Bear Stearns Shares	(143,724,646)	(357,797,089)

ANNUAL REPORT	OCTOBER 31, 2007	91

Notes to Financial Statements (continued)

	FedFund
	Year Ended October 31, 2007	Year Ended October 31, 2006
Bear Stearns Premier Choice Shares	$(129)	$(1)
Bear Stearns Private Client Shares	(501,798,833)	(1,058,766,420)
Bear Stearns Premier Shares	(190,321,414)	(530,537,878)

Net increase	$2,958,400,893	$200,177,320

	T-Fund
	Year Ended October 31, 2007	Year Ended October 31, 2006
Shares sold:
Institutional Shares	$37,887,490,070	$26,385,071,669
Dollar Shares	7,143,541,774	9,124,084,315
Cash Management Shares	1,045,691,763	414,487,659
Administration Shares	1,276,117,439	545,674,293
Bear Stearns Premier Choice Shares	2,550	—
Bear Stearns Private Client Shares	2,333	—
Bear Stearns Premier Shares	2,131	—
Shares issued in reinvestment of dividends:
Institutional Shares	47,947,162	33,713,980
Dollar Shares	6,506,438	9,870,292
Cash Management Shares	1,177,632	464,445
Administration Shares	2,330,872	611,007
Bear Stearns Premier Choice Shares	3	—
Bear Stearns Private Client Shares	3	—
Bear Stearns Premier Shares	3	—
Shares redeemed:
Institutional Shares	(34,561,543,676)	(26,470,897,010)
Dollar Shares	(7,065,936,362)	(9,170,426,772)
Cash Management Shares	(859,325,068)	(176,964,518)
Administration Shares	(1,210,032,953)	(550,543,709)
Bear Stearns Premier Choice Shares	(2,051)	—
Bear Stearns Private Client Shares	(1,541)	—
Bear Stearns Premier Shares	(1,632)	—

Net increase	$3,713,966,890	$145,145,651

	Federal Trust Fund
	Year Ended October 31, 2007	Year Ended October 31, 2006
Shares sold:
Institutional Shares.	$757,288,870	$135,991,055
Dollar Shares	261,279,554	129,837,419
Administration Shares	62,198,340	—
Shares issued in reinvestment of dividends:
Institutional Shares	6,797,664	3,221,013
Dollar Shares	—	160,970
Shares redeemed:
Institutional Shares	(537,448,078)	(144,712,323)
Dollar Shares	(255,896,900)	(111,230,984)
Administration Shares	(28,520,016)	—

Net increase	$265,699,434	$13,267,150

	Treasury Trust Fund
	Year Ended October 31, 2007	Year Ended October 31, 2006
Shares sold:
Institutional Shares	$11,923,500,782	$5,302,373,373
Dollar Shares	540,471,165	905,433,267
Cash Management Shares	180,412,677	217,781,681
Administration Shares	149,374,411	186,685,698
Shares issued in reinvestment of dividends:
Institutional Shares	21,005,257	17,768,738
Dollar Shares	4,653,101	5,599,324
Cash Management Shares	178,912	79,241
Shares redeemed:
Institutional Shares	(10,457,617,236)	(5,243,530,596)
Dollar Shares	(577,169,742)	(912,711,350)
Cash Management Shares	(176,664,356)	(189,351,344)
Administration Shares	(165,511,625)	(227,827,407)

Net increase	$1,442,633,346	$62,300,625

	MuniFund
	Year Ended October 31, 2007	Year Ended October 31, 2006
Shares sold:
Institutional Shares	$13,537,810,780	$13,901,180,607
Dollar Shares	1,167,831,704	1,139,417,855
Cash Management Shares	168,167,445	166,170,301
Administration Shares	782,802,422	1,128,586,539
Bear Stearns Shares	160,243,467	149,955,504
Bear Stearns Premier Choice Shares	1	1
Bear Stearns Private Client Shares	2,648,685,261	1,650,176,109
Bear Stearns Premier Shares	2,822,534,566	2,523,021,114
Shares issued in reinvestment of dividends:
Institutional Shares	27,543,465	22,775,331
Dollar Shares	216,134	269,923
Cash Management Shares	266,117	249,589
Bear Stearns Shares	695,236	557,408
Bear Stearns Premier Choice Shares	73	64
Bear Stearns Private Client Shares	9,125,803	6,154,545
Bear Stearns Premier Shares	6,818,554	5,048,991
Shares redeemed:
Institutional Shares	(12,669,426,544)	(14,638,784,755)
Dollar Shares	(1,117,295,209)	(1,127,604,953)
Cash Management Shares	(169,511,393)	(160,498,435)
Administration Shares	(764,546,163)	(1,274,038,169)
Bear Stearns Shares	(154,005,087)	(143,271,733)
Bear Stearns Premier Choice Shares	(89)	—
Bear Stearns Private Client Shares	(2,616,797,335)	(1,565,865,646)
Bear Stearns Premier Shares	(2,725,104,372)	(2,494,490,353)

Net increase (decrease)	$1,116,054,836	$(710,990,163)

92	ANNUAL REPORT	OCTOBER 31, 2007

Notes to Financial Statements (continued)

	MuniCash
	Year Ended October 31, 2007	Year Ended October 31, 2006
Shares sold:
Institutional Shares	$24,920,431,349	$24,446,416,588
Dollar Shares	455,029,760	268,637,530
Cash Reserve Shares	181,750	—
Administration Shares	1,100,000	441,583
Bear Stearns Premier Choice Shares	—	2
Bear Stearns Premier Shares	—	2
Shares issued in reinvestment of dividends:
Institutional Shares	12,614,020	22,441,985
Dollar Shares	2,499,846	1,713,870
Cash Reserve Shares	679	—
Administration Shares	13,784	1,366
Bear Stearns Premier Choice Shares	—	5
Bear Stearns Premier Shares	—	5
Shares redeemed:
Institutional Shares	(25,245,804,088)	(25,417,665,125)
Dollar Shares	(463,422,667)	(238,160,608)
Cash Reserve Shares	(172,340)	—
Administration Shares	(1,299,151)	—
Bear Stearns Premier Choice Shares	—	(2,168)
Bear Stearns Premier Shares	—	(2,161)

Net decrease	$(318,827,058)	$(916,177,126)

	California Money Fund
	Year Ended October 31, 2007	Year Ended October 31, 2006
Shares sold:
Institutional Shares	$3,486,013,598	$3,502,352,706
Dollar Shares	883,083,074	593,706,629
Cash Management Shares	10,913,164	10,219,362
Administration Shares	8,601,723	6,627,586
Bear Stearns Shares	255,273,401	250,423,612
Bear Stearns Premier Choice Shares	1	1
Bear Stearns Private Client Shares	2,274,833,552	1,568,793,698
Bear Stearns Premier Shares	430,230,833	391,575,753
Shares issued in reinvestment of dividends:
Institutional Shares	5,759,178	3,315,334
Dollar Shares	1,194,660	551,463
Cash Management Shares	481,483	22,747
Bear Stearns Shares	1,094,069	716,986
Bear Stearns Premier Choice Shares	69	62
Bear Stearns Private Client Shares	6,737,753	4,251,120
Bear Stearns Premier Shares	723,696	454,172
Shares redeemed:
Institutional Shares	(3,574,058,204)	(3,238,337,759)
Dollar Shares	(877,896,799)	(579,709,968)
Cash Management Shares	(228,812)	(325,049)
Administration Shares	(6,643,934)	(5,513,532)
Bear Stearns Shares	(254,363,179)	(233,369,215)
Bear Stearns Premier Choice Shares	(83)	(1)
Bear Stearns Private Client Shares	(2,289,301,593)	(1,496,872,135)

	California Money Fund
	Year Ended October 31, 2007	Year Ended October 31, 2006
Bear Stearns Premier Shares	(398,854,321)	(393,989,672)

Net increase (decrease)	$(36,406,671)	$384,893,900

	New York Money Fund
	Year Ended October 31, 2007	Year Ended October 31, 2006
Shares sold:
Institutional Shares	$2,419,659,914	$2,079,000,527
Dollar Shares	18,688,510	14,953,044
Cash Management Shares	86,992,458	59,697,237
Administration Shares	8,840,317	9,494,781
Bear Stearns Shares	35,362,362	48,274,053
Bear Stearns Premier Choice Shares	661,341	241,501
Bear Stearns Private Client Shares	1,277,024,710	953,691,417
Bear Stearns Premier Shares	257,205,109	111,462,650
Shares issued in reinvestment of dividends:
Institutional Shares	2,148,316	2,281,043
Dollar Shares	235,849	172,646
Bear Stearns Shares	144,626	88,326
Bear Stearns Premier Choice Shares	8,033	2,902
Bear Stearns Private Client Shares	5,346,165	3,937,374
Bear Stearns Premier Shares	425,069	165,055
Shares redeemed:
Institutional Shares	(2,377,881,267)	(2,039,097,362)
Dollar Shares	(18,773,309)	(14,282,664)
Cash Management Shares	(81,329,441)	(53,887,033)
Administration Shares	(11,807,980)	(9,775,068)
Bear Stearns Shares	(31,938,371)	(49,510,085)
Bear Stearns Premier Choice Shares	(270,728)	(4,111)
Bear Stearns Private Client Shares	(1,245,261,326)	(931,126,430)
Bear Stearns Premier Shares	(251,750,339)	(109,066,742)

Net increase	$93,730,018	$76,713,061

(E) Federal Tax Information

No provision is made for federal taxes as it is the Trust’s intention to have each Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes.

U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the table below summarizes the amounts reclassified per Portfolio during the current year, between accumulated net realized capital gain and undistributed net investment income as a result of permanent differences attributable to the use of equalization debits for tax purposes and nondeductible expenses.

ANNUAL REPORT	OCTOBER 31, 2007	93

Notes to Financial Statements (continued)

	Increase (Decrease) Paid-In-Capital	Increase (Decrease) Accumulated Net Realized Gain (Loss)	Increase (Decrease) Undistributed Net Investment Income
Federal Trust Fund	$—	$(294)	$294
MuniFund	9,240	(9,240)	—
California Money Fund	54,758	(54,758)	—
New York Money Fund	63,621	(63,627)	6

The tax character of distributions paid during the years ended October 31, 2007 and October 31, 2006 were as follows:

		Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Total Distributions
TempFund	10/31/2007	$—	$1,935,192,014	$—	$1,935,192,014
	10/31/2006	—	1,564,251,287	—	1,564,251,287
TempCash	10/31/2007	—	496,402,653	—	496,402,653
	10/31/2006	—	587,356,006	—	587,356,006
FedFund	10/31/2007	—	172,965,754	—	172,965,754
	10/31/2006	—	154,392,485	—	154,392,485
T-Fund	10/31/2007	—	243,359,003	—	243,359,003
	10/31/2006	—	199,665,293	—	199,665,293
Federal Trust Fund	10/31/2007	—	14,091,060	—	14,091,060
	10/31/2006	—	5,755,694	—	5,755,694
Treasury Trust Fund	10/31/2007	—	69,459,400	—	69,459,400
	10/31/2006	—	52,315,573	—	52,315,573
MuniFund	10/31/2007	95,824,866	—	9,240	95,834,106
	10/31/2006	81,576,936	—	161,094	81,738,030
MuniCash	10/31/2007	48,592,367	—	—	48,592,367
	10/31/2006	49,244,341	—	—	49,244,341
California Money Fund	10/31/2007	39,548,018	25,047	29,711	39,602,776
	10/31/2006	26,371,103	—	103,966	26,475,069
New York Money Fund	10/31/2007	19,471,240	19,560	44,067	19,534,867
	10/31/2006	15,043,294	210,280	116,489	15,370,063

As of October 31, 2007, the tax components of distributable earnings/(accumulated losses) were as follows:

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Unrealized Gains/Losses Net*
TempFund	$—	$—	$—	$(3,440,833)	$—
TempCash	—	—	—	(2,153,050)	(36)
FedFund	—	—	—	(12,054)	(145)
T-Fund	—	—	—	(107,039)	—
Federal Trust Fund	—	37,021	—	—	—
Treasury Trust Fund	—	380,396	—	—	(175,798)
MuniFund	2,304	—	10,249	—	—
MuniCash	10,030	—	—	(264,407)	—
California Money Fund	—	7,196	8,537	—	—
New York Money Fund	6	2,743	6,179	—	—

*	The difference between book-basis and tax-basis net unrealized gains/losses is attributable primarily to the tax deferral of losses on wash sales and other temporary differences.

As of October 31, 2007, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	Expiring October 31
	2008	2013	2014	2015	Total
TempFund	$—	$3,440,833	$—	$—	$3,440,833
TempCash	—	2,153,050	—	—	2,153,050
FedFund	—	12,054	—	—	12,054
T-Fund	15,846	91,112	—	81	107,039
MuniCash	—	839	263,568	—	264,407

94	ANNUAL REPORT	OCTOBER 31, 2007

Notes to Financial Statements (concluded)

In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on each of the Fund’s financial statements, if any, is currently being assessed.

(F) Asset Concentration

The California Money Fund and New York Money Fund invest primarily in municipal obligations from issuers residing in those states, respectively, and, as a result, are more susceptible to adverse consequences of economic, political and other developments than a more geographically diverse fund. Such consequences may include declines in the market value and marketability of fund securities, as well as impairment of the ability of certain issuers of California and New York municipal securities to pay principal and interest on their obligations.

ANNUAL REPORT	OCTOBER 31, 2007	95

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of BlackRock Liquidity Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the BlackRock Liquidity Funds (the “Funds”) comprised of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund, and New York Money Fund as of October 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Funds for the period ended October 31, 2003 were audited by other auditors whose report, dated December 15, 2003, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the BlackRock Liquidity Funds as of October 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California

December 20, 2007

96	ANNUAL REPORT	OCTOBER 31, 2007

Fund Management (Unaudited)

Information pertaining to the Trustees and officers of the Trust as of October 31, 2007 is set forth below. The Trust’s statement of additional information includes additional information about the Trustees and is available without charge, upon request, by calling 1-800-821-7432.

Name, Address[1], and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex[3] Currently Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees
Ralph L. Schlosstein[4] 1951	Trustee, Chairman and President	Since 2001	Director from 1999 to 2007 and President of BlackRock, Inc. from 1998 to 2007.	70	Director and Chairman, BlackRock Family of Closed-End Funds; Director and Chairman Anthracite Capital, Inc.

Paul L. Audet[5] 1953	Trustee	Since 2005	Acting Chief Financial Officer (2007); Head, Cash Management and Regional Chief Operating Officer, Delaware Office, BlackRock, Inc. (2005 to present); Managing Director, BlackRock, Inc., (1998 to present); Chief Financial Officer, BlackRock, Inc. (1998 to 2005); Treasurer, BlackRock Funds and BlackRock Liquidity Funds (2002 to 2005).	10
Independent Trustees
G. Nicholas Beckwith, III 1945	Trustee and Chairman of the Nominating Committee	Since 1999	Chairman and Chief Executive Officer, Arch Street Management, LLC from 2005 to present; Chairman and CEO, Beckwith Blawnox Property LLC from 2005 to present; Chairman and CEO, Beckwith Clearfield Property LLC from 2005 to present; Chairman and CEO, Beckwith Delmont Property LLC from 2005 to present; Chairman and CEO, Beckwith Erie Property LLC from 2005 to present; Chairman, Penn West Industrial Trucks LLC from 2005 to present; Chairman, President and Chief Executive Officer, Beckwith Machinery Company from 1969 to 2005; Chairman of the Board of Directors, University of Pittsburgh Medical Center since 2002; Board of Directors, Shady Side Hospital Foundation from 1977 to present; Beckwith Institute for Innovation In Patient Care from 1991 to present; Member, Advisory Council on Biology and Medicine, Brown University from 2002 to present; Trustee, Claude Worthington Benedum Foundation from 1977 to present; Board of Trustees, Chatham College, University of Pittsburgh from 2003 to present; Emeritus Trustee, Shady Side Academy from 1977 to present.	10

Jerrold B. Harris 1942	Trustee and Vice Chairman of the Governance Committee	Since 1999	President and Chief Executive Officer, VWR Scientific Products Corporation, to 1999. Trustee, Ursinus College (education) from 2000 to present; Director, Troemner LLC (scientific equipment) from 2000 to the present.	10	BlackRock-Kelso Capital Corp from 2004 to the present.

Rodney D. Johnson 1941	Trustee, Chairman of the Governance Committee	Since 1999	President, Fairmount Capital Advisors, Inc. from 1987 to present; Director, Fox Chase Cancer Center from 2002 to present; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2003 to present.	10

ANNUAL REPORT	OCTOBER 31, 2007	97

Name, Address[1], and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex[3] Currently Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Joseph P. Platt, Jr. 1947	Trustee and Chairman of the Compliance Committee	Since 1999	Partner, Amarna Corporation, LLC (private investment company) from 2002 to present; Director, Jones and Brown (Canadian insurance broker) from 1998 to present; Director, Greenlight Re Ltd (reinsurance company) since 2004; Partner, Amarna Financial Company (private investment company) from 2005 to present; Former Director from 1990 to 1997 and Executive Vice President, Johnson and Higgins (insurance brokerage).	10	Greenlight Capital Re., Ltd (reinsurance company)

Robert C. Robb, Jr. 1945	Trustee	Since 1999	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) from 1981 to present; Former Trustee, Medical College of Pennsylvania/Hahnemann University from 1998 to 2002; Former Trustee, EQK Realty Investors from 1994 to 2000; Former Director, Tamaqua Cable Products Company from 1981 to 1998; Former Director, Brynwood Partners from 1984 to 1998; Former Director, PNC Bank from 1994 to 1998; former Director, Provident National Bank from 1983 to 1993; Former Director, Brinks, Inc. from 1981 to 1986.	10

Kenneth L. Urish 1951	Trustee and Chairman of the Audit Committee	Since 1999	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) from 1976 to present; External Advisory Board, The Pennsylvania State University Accounting Department from 2001 to present; Trustee, The Holy Family Foundation from 2001 to present; Former Director, Inter-Tel from 2006 to August, 2007; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to present.	10

Frederick W. Winter 1945	Trustee	Since 1999	Professor and Dean Emeritus of the Joseph M. Katz School of Business - University of Pittsburgh from 2005 to present and Dean from 1997 to 2005. Director, Alkon Corporation (pneumatics) from 1992 to present; Director, Indotronix International (IT services) from 2004 to present; Director, Tippman Sports (recreation) from 2005 to present.	10

98	ANNUAL REPORT	OCTOBER 31, 2007

Fund Management (Unaudited) (concluded)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Executive Officers
Donald C. Burke 800 Scudders Mill Road Princeton, NJ 08536 1960	Treasurer	Since 2006	Managing Director of BlackRock Inc. (since 2006); Managing Director of Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management (“FAM”) (since 2006), First Vice President of MLIM and FAM (1997-2005), Treasurer of MLIM and FAM (since 1999), Vice President of MLIM and FAM (1990-1997).

Brian P. Kindelan BlackRock Advisors, LLC 100 Bellevue Parkway Wilmington, DE 19809 1959	Secretary	Since 2005	Managing Director, (since 2005), Director (2001-2004), Vice President, (1998-2000), Senior Counsel (since 1998), BlackRock Advisors, LLC.

Bartholomew A. Battista BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 1959	Chief Compliance Officer and Anti-Money Laundering Compliance Officer	Since 2004	Managing Director, BlackRock, Inc. (since 2003); Chief Compliance Officer and Anti-Money Laundering Compliance Officer, BlackRock, Inc. (since 2004); Director, BlackRock, Inc. (1998 - 2002).

[1]	Each Trustee may be contacted by writing to the Trustee, c/o BlackRock Institutional Management Corporation, 100 Bellevue Parkway, Wilmington, Delaware 19809; Attn: Brian Kindelan.
[2]	Each Trustee serves until his respective successor has been duly elected and qualified. Each officer serves a one year term.
[3]	The Fund Complex consists of all registered investment companies for which BIMC, or its affiliates, serves as investment advisor.
[4]

Mr. Schlosstein is an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is an officer of the Trust and former Director and President of BlackRock, Inc. (“BlackRock”), which is BIMC’s parent, and owns securities of BlackRock.

[5]	Mr. Audet is an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is an officer of BlackRock and owns securities of BlackRock.

ANNUAL REPORT	OCTOBER 31, 2007	99

Additional Information (Unaudited)

(A) Special Meeting of Shareholders. The shareholders of each Fund voted on the following proposal, which was approved at a special shareholders meeting on September 7, 2007 for shareholders of record as of June 25, 2007. This proposal was part of the reorganization of the Fund’s Board of Trustees to take effect on or about November 1, 2007. A description of the proposal and number of shares voted were as follows:

To elect the Trust’s Board of Trustees	TempFund		TempCash
	Votes For	Votes Withheld	Votes For	Votes Withheld
David O. Beim	18,655,443,320	154,714,358	2,186,692,665	784,101
Richard S. Davis	18,655,443,320	154,714,358	2,186,692,665	784,101
Ronald W. Forbes	18,655,443,320	154,714,358	2,186,692,665	784,101
Henry Gabbay	18,655,443,320	154,714,358	2,186,692,665	784,101
Dr. Matina Horner	18,655,443,320	154,714,358	2,186,692,665	784,101
Rodney D. Johnson	18,655,443,320	154,714,358	2,186,692,665	784,101
Herbert I. London	18,655,443,320	154,714,358	2,186,692,665	784,101
Cynthia A. Montgomery	18,655,443,320	154,714,358	2,186,692,665	784,101
Joseph P. Platt, Jr.	18,655,443,320	154,714,358	2,186,692,665	784,101
Robert C. Robb, Jr.	18,655,443,320	154,714,358	2,186,692,665	784,101
Toby Rosenblatt	18,655,443,320	154,714,358	2,186,692,665	784,101
Kenneth L. Urish	18,655,443,320	154,714,358	2,186,692,665	784,101
Frederick W. Winter	18,655,443,320	154,714,358	2,186,692,665	784,101

To elect the Trust’s Board of Trustees	FedFund		T-Fund
	Votes For	Votes Withheld	Votes For	Votes Withheld
David O. Beim	1,871,301,879	1,976,800	1,263,874,420	262,649
Richard S. Davis	1,871,301,879	1,976,800	1,263,874,420	262,649
Ronald W. Forbes	1,871,301,879	1,976,800	1,263,874,420	262,649
Henry Gabbay	1,871,301,879	1,976,800	1,263,874,420	262,649
Dr. Matina Horner	1,871,301,879	1,976,800	1,263,874,420	262,649
Rodney D. Johnson	1,871,301,879	1,976,800	1,263,874,420	262,649
Herbert I. London	1,871,301,879	1,976,800	1,263,874,420	262,649
Cynthia A. Montgomery	1,871,301,879	1,976,800	1,263,874,420	262,649
Joseph P. Platt, Jr.	1,871,301,879	1,976,800	1,263,874,420	262,649
Robert C. Robb, Jr.	1,871,301,879	1,976,800	1,263,874,420	262,649
Toby Rosenblatt	1,871,301,879	1,976,800	1,263,874,420	262,649
Kenneth L. Urish	1,871,301,879	1,976,800	1,263,874,420	262,649
Frederick W. Winter	1,871,301,879	1,976,800	1,263,874,420	262,649

To elect the Trust’s Board of Trustees	Federal Trust Fund		Treasury Trust Fund
	Votes For	Votes Withheld	Votes For	Votes Withheld
David O. Beim	188,773,567	22,262	594,180,361	—
Richard S. Davis	188,773,567	22,262	594,180,361	—
Ronald W. Forbes	188,773,567	22,262	594,180,361	—
Henry Gabbay	188,773,567	22,262	594,180,361	—
Dr. Matina Horner	188,773,567	22,262	594,180,361	—
Rodney D. Johnson	188,773,567	22,262	594,180,361	—
Herbert I. London	188,773,567	22,262	594,180,361	—
Cynthia A. Montgomery	188,773,567	22,262	594,180,361	—
Joseph P. Platt, Jr.	188,773,567	22,262	594,180,361	—
Robert C. Robb, Jr.	188,773,567	22,262	594,180,361	—
Toby Rosenblatt	188,773,567	22,262	594,180,361	—
Kenneth L. Urish	188,773,567	22,262	594,180,361	—
Frederick W. Winter	188,773,567	22,262	594,180,361	—

To elect the Trust’s Board of Trustees	MuniFund		MuniCash
	Votes For	Votes Withheld	Votes For	Votes Withheld
David O. Beim	1,523,626,996	2,678,575	1,044,132,194	—
Richard S. Davis	1,523,626,996	2,678,575	1,044,132,194	—
Ronald W. Forbes	1,523,626,996	2,678,575	1,044,132,194	—
Henry Gabbay	1,523,626,996	2,678,575	1,044,132,194	—
Dr. Matina Horner	1,523,626,996	2,678,575	1,044,132,194	—
Rodney D. Johnson	1,523,626,996	2,678,575	1,044,132,194	—
Herbert I. London	1,523,626,996	2,678,575	1,044,132,194	—
Cynthia A. Montgomery	1,523,626,996	2,678,575	1,044,132,194	—
Joseph P. Platt, Jr.	1,523,626,996	2,678,575	1,044,132,194	—
Robert C. Robb, Jr.	1,523,626,996	2,678,575	1,044,132,194	—
Toby Rosenblatt	1,523,626,996	2,678,575	1,044,132,194	—
Kenneth L. Urish	1,523,626,996	2,678,575	1,044,132,194	—
Frederick W. Winter	1,523,626,996	2,678,575	1,044,132,194	—

To elect the Trust’s Board of Trustees	California Money Fund		New York Money Fund
	Votes For	Votes Withheld	Votes For	Votes Withheld
David O. Beim	916,092,031	1,221,676	488,382,503	702,602
Richard S. Davis	916,092,031	1,221,676	488,382,503	702,602
Ronald W. Forbes	916,092,031	1,221,676	488,382,503	702,602
Henry Gabbay	916,092,031	1,221,676	488,382,503	702,602
Dr. Matina Horner	916,092,031	1,221,676	488,382,503	702,602
Rodney D. Johnson	916,092,031	1,221,676	488,382,503	702,602
Herbert I. London	916,092,031	1,221,676	488,382,503	702,602
Cynthia A. Montgomery	916,092,031	1,221,676	488,382,503	702,602
Joseph P. Platt, Jr.	916,092,031	1,221,676	488,382,503	702,602
Robert C. Robb, Jr.	916,092,031	1,221,676	488,382,503	702,602
Toby Rosenblatt	916,092,031	1,221,676	488,382,503	702,602
Kenneth L. Urish	916,092,031	1,221,676	488,382,503	702,602
Frederick W. Winter	916,092,031	1,221,676	488,382,503	702,602

(B) Important Tax Information. The following information is provided with respect to the ordinary income distributions paid for the fiscal year ended October 31, 2007:

Interest Related Dividends for Non-U.S. Residents

	Month Paid:
	November 2006 - December 2006	January 2007 - October 2007
TempFund	94.47%	96.66%
TempCash	93.55%	94.05%
FedFund	93.37%	100.00%
T-Fund	95.57%	100.00%
Federal Trust Fund	98.09%	99.99%
Treasury Trust Fund	96.86%	100.00%

100	ANNUAL REPORT	OCTOBER 31, 2007

BlackRock Liquidity Funds

Investment Advisor

BlackRock Institutional Management Corporation

Wilmington, Delaware 19809

Administrator

BlackRock Institutional Management Corporation

Wilmington, Delaware 19809

Sub-Administrator and Transfer Agent

PFPC Inc.

Wilmington, Delaware 19809

Distributor

BlackRock Distributors, Inc.

King of Prussia, Pennsylvania 19406

Custodian

PFPC Trust Company

Philadelphia, Pennsylvania 19153

Counsel

Sidley Austin LLP

New York , New York 10009

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Costa Mesa, California 92626

Electronic copies of most financial reports and prospectuses are available on the Funds’ website.

The Trust has delegated proxy voting responsibilities to BlackRock, subject to the general oversight of the Trust’s Board of Trustees. A description of the policies and procedures that BlackRock uses to determine how to vote proxies relating to Fund securities is available without charge, upon request, by calling 1-800-821-7432, or on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trust’s voting securities (if any) were voted by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling 1-800-821-7432 or on the website of the Commission at http://www.sec.gov.

The Trust files its complete schedule of Fund holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Forms N-Q may also be obtained, upon request, by calling 1-800-821-7432.

This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each Fund of the Trust, which contain information concerning the investment policies of the Funds as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change.

ANNUAL REPORT	OCTOBER 31, 2007

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, PNC Bank, National Association or any other bank, and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. Investments in shares of the Funds involve investment risks, including the possible loss of the principal amount invested.

BRLF-A-001

Bear Stearns

Money Market Funds

Annual Report Dated

October 31, 2007

•	TempFund

•	TempCash

•	FedFund

•	MuniFund

•	MuniCash

•	California Money Fund

•	New York Money Fund

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

Privacy Principles of BlackRock Liquidity Funds

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

A Letter to Shareholders

Dear Shareholder

We are pleased to present this annual report to shareholders of BlackRock Liquidity Funds for the year ended October 31, 2007. BlackRock Liquidity Funds offer a variety of high-quality taxable and tax-exempt money market funds designed to meet the varied needs of our investors. Following is an overview of events that occurred during the annual reporting period.

Subprime mortgage woes dominated headlines for much of 2007, but intensified in the summer and fall, spawning a widespread liquidity and credit crisis with ramifications across global markets. The Federal Reserve Board (Fed) and other countries’ central banks stepped in to inject liquidity into the markets and bolster investor confidence. The Fed cut the federal funds rate by 0.50% in September and another 0.25% on the final day of the reporting period, bringing its target rate to 4.50%. In taking action, the central bankers, who had long deemed themselves inflation fighters, were seeking to stem the fallout from the credit crunch and forestall a wider economic unraveling. By period-end, the Fed had cited the risks between slower economic growth and faster inflation as equally balanced.

In fixed income markets, mixed economic signals and the credit woes resulted in a flight to quality. At the height of the uncertainty, investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 4.48% by period-end, while prices correspondingly rose. The tax-exempt bond market has been challenged by a combination of record-setting supply year-to-date, economic uncertainty and concerns around the credit worthiness of bond insurers. This has brought municipal bond prices to relatively attractive levels and, as such, demand generally has remained firm.

Our extensive experience through multiple interest rate cycles and market events, our rigorous credit standards and our consistent focus on risk management have enabled us to deliver on our fundamental objectives of safety, liquidity and yield. Recent market events have not necessitated a reevaluation of our methods for managing this important asset class; rather, it has reinforced our commitment to the approach we have taken for more than 30 years. Should you wish to discuss your investment options, please contact your account representative or call our Client Service Center at (800) 821-7432.

As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Simon Mendelson
Chief Operating Officer of Global Cash Management, BlackRock, Inc.

THIS PAGE NOT PART OF YOUR FUND REPORT

ANNUAL REPORT	OCTOBER 31, 2007	1

Fund Summary	TempFund

Fund Profile as of October 31, 2007

Fund Diversification	Percentage of Fund
Commercial Paper	43.9%
Certificates of Deposit	43.6
Variable Rate Obligations	5.6
Master Notes	3.2
Time Deposits	1.5
Repurchase Agreements	1.9
Medium Term Notes	0.3

7-Day Yield (Annualized)
Institutional	5.12%
Dollar	4.87
Cash Management	4.62
Cash Reserve	4.73
Administration	5.02
Bear Stearns	4.30
Bear Stearns Private Client	4.62
Bear Stearns Premier	4.62

Maturity Information

Maturity	Par	Percentage of Fund
1-30 Days	$26,003,070,184	41.5%
31-60 Days	15,423,008,000	24.6
61-90 Days	10,513,655,000	16.8
91-120 Days	5,357,620,000	8.6
121-150 Days	1,346,020,000	2.2
over 150 Days	3,933,525,816	6.3
Average Weighted Maturity — 54 days

Although the diversification, maturity and yields listed above were current as of the periods indicated, the Fund is actively managed and its composition will vary.

Expense Example

	Actual			Hypothetical
	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period
Institutional	$1,000.00	$1,026.60	$0.92	$1,000.00	$1,024.08	$0.92
Dollar	$1,000.00	$1,025.30	$2.20	$1,000.00	$1,022.81	$2.19
Cash Management	$1,000.00	$1,024.10	$3.47	$1,000.00	$1,021.53	$3.47
Cash Reserve	$1,000.00	$1,024.60	$2.96	$1,000.00	$1,022.04	$2.96
Administration	$1,000.00	$1,026.10	$1.43	$1,000.00	$1,023.57	$1.43
Bear Stearns	$1,000.00	$1,022.40	$5.10	$1,000.00	$1,019.90	$5.10
Bear Stearns Private Client	$1,000.00	$1,024.10	$3.47	$1,000.00	$1,021.53	$3.47
Bear Stearns Premier	$1,000.00	$1,024.10	$3.47	$1,000.00	$1,021.53	$3.47

For each class of the Fund, expenses are equal to the annualized expense ratio of 0.18%, 0.43%, 0.68%, 0.58%, 0.28%, 1.00%, 0.68% and 0.68% for the Institutional, Dollar, Cash Management, Cash Reserve, Administration, Bear Stearns, Bear Stearns Private Client and Bear Stearns Premier share classes, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

See “Disclosure of Expenses” on page 9 for further information on how expenses were calculated.

2	ANNUAL REPORT	OCTOBER 31, 2007

Fund Summary	TempCash

Fund Profile as of October 31, 2007

Fund Diversification	Percentage of Fund
Commercial Paper	47.7%
Certificates of Deposit	31.8
Variable Rate Obligations	16.8
Master Notes	1.9
Time Deposits	1.8

7-Day Yield (Annualized)
Institutional	5.13%
Dollar	4.88
Cash Management	4.63

Maturity Information

Maturity	Par	Percentage of Fund
1-30 Days	$3,401,697,670	27.0%
31-60 Days	3,413,228,000	27.1
61-90 Days	3,452,770,000	27.4
91-120 Days	863,305,000	6.9
121-150 Days	437,535,000	3.5
over 150 Days	1,011,311,330	8.1
Average Weighted Maturity — 62 days

Although the diversification, maturity and yields listed above were current as of the periods indicated, the Fund is actively managed and its composition will vary.

Expense Example

	Actual			Hypothetical
	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period
Institutional	$1,000.00	$1,026.70	$0.87	$1,000.00	$1,024.13	$0.87
Dollar	$1,000.00	$1,025.40	$2.14	$1,000.00	$1,022.86	$2.14
Cash Management	$1,000.00	$1,024.10	$3.42	$1,000.00	$1,021.58	$3.42

For each class of the Fund, expenses are equal to the annualized expense ratio of 0.17%, 0.42% and 0.67% for the Institutional, Dollar and Cash Management share classes, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

See “Disclosure of Expenses” on page 9 for further information on how expenses were calculated.

ANNUAL REPORT	OCTOBER 31, 2007	3

Fund Summary	FedFund

Fund Profile as of October 31, 2007

Fund Diversification	Percentage of Fund
Repurchase Agreements	70.8%
Agency Obligations	29.2

7-Day Yield (Annualized)
Institutional	4.77%
Dollar	4.52
Cash Reserve	4.37
Administration	4.67
Bear Stearns	3.97
Bear Stearns Premier Choice	4.52
Bear Stearns Private Client	4.29
Bear Stearns Premier	4.29

Maturity Information

Maturity	Par	Percentage of Fund
1-30 Days	$4,180,205,000	66.6%
31-60 Days	650,000,000	10.4
61-90 Days	397,503,000	6.3
91-120 Days	428,570,000	6.8
121-150 Days	473,224,000	7.5
over 150 Days	149,183,000	2.4
Average Weighted Maturity — 34 days

Although the diversification, maturity and yields listed above were current as of the periods indicated, the Fund is actively managed and its composition will vary.

Expense Example

	Actual			Hypothetical
	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period
Institutional	$1,000.00	$1,025.60	$1.02	$1,000.00	$1,023.98	$1.02
Dollar	$1,000.00	$1,024.30	$2.30	$1,000.00	$1,022.70	$2.30
Cash Reserve	$1,000.00	$1,023.60	$3.06	$1,000.00	$1,021.94	$3.06
Administration	$1,000.00	$1,025.10	$1.53	$1,000.00	$1,023.47	$1.53
Bear Stearns	$1,000.00	$1,021.50	$5.10	$1,000.00	$1,019.90	$5.10
Bear Stearns Premier Choice	$1,000.00	$1,024.30	$2.30	$1,000.00	$1,022.70	$2.30
Bear Stearns Private Client	$1,000.00	$1,023.20	$3.47	$1,000.00	$1,021.53	$3.47
Bear Stearns Premier	$1,000.00	$1,023.20	$3.47	$1,000.00	$1,021.53	$3.47

For each class of the Fund, expenses are equal to the annualized expense ratio of 0.20%, 0.45%, 0.60%, 0.30%, 1.00%, 0.45%, 0.68% and 0.68% for the Institutional, Dollar, Cash Reserve, Administration, Bear Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear Stearns Premier share classes, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

See “Disclosure of Expenses” on page 9 for further information on how expenses were calculated.

4	ANNUAL REPORT	OCTOBER 31, 2007

Fund Summary	MuniFund

Fund Profile as of October 31, 2007

Top 10 State Concentration	Percentage of Fund
Texas	11.1%
California	7.9
Michigan	5.8
New York	5.0
Illinois	4.8
Indiana	4.7
Ohio	4.4
Louisiana	3.7
North Carolina	3.6
Pennsylvania	3.6

7-Day Yield (Annualized)
Institutional	3.33%
Dollar	3.08
Cash Management	2.83
Administration	3.23
Bear Stearns	2.85
Bear Stearns Premier Choice	2.85
Bear Stearns Private Client	2.85
Bear Stearns Premier	2.85

Maturity Information

Maturity	Par	Percentage of Fund
1-30 Days	$3,032,796,500	84.9%
31-60 Days	49,017,000	1.4
61-90 Days	25,000,000	0.7
91-120 Days	73,935,000	2.1
121-150 Days	3,625,000	0.1
over 150 Days	386,515,000	10.8
Average Weighted Maturity — 36 days

Although the diversification, maturity and yields listed above were current as of the periods indicated, the Fund is actively managed and its composition will vary.

Expense Example

	Actual			Hypothetical
	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period
Institutional	$1,000.00	$1,018.00	$1.02	$1,000.00	$1,023.98	$1.02
Dollar	$1,000.00	$1,016.70	$2.29	$1,000.00	$1,022.70	$2.30
Cash Management	$1,000.00	$1,015.40	$3.56	$1,000.00	$1,021.43	$3.57
Administration	$1,000.00	$1,017.40	$1.53	$1,000.00	$1,023.47	$1.53
Bear Stearns	$1,000.00	$1,013.90	$5.08	$1,000.00	$1,019.90	$5.10
Bear Stearns Premier Choice	$1,000.00	$1,016.70	$2.29	$1,000.00	$1,022.70	$2.30
Bear Stearns Private Client	$1,000.00	$1,015.50	$3.45	$1,000.00	$1,021.53	$3.47
Bear Stearns Premier	$1,000.00	$1,015.50	$3.45	$1,000.00	$1,021.53	$3.47

For each class of the Fund, expenses are equal to the annualized expense ratio of 0.20%, 0.45%, 0.70%, 0.30%, 1.00%, 0.45%, 0.68% and 0.68% for the Institutional, Dollar, Cash Management, Administration, Bear Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear Stearns Premier share classes, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

See “Disclosure of Expenses” on page 9 for further information on how expenses were calculated.

ANNUAL REPORT	OCTOBER 31, 2007	5

Fund Summary	MuniCash

Fund Profile as of October 31, 2007

Top 10 State Concentration	Percentage of Fund
Texas	12.7%
Florida	8.9
Michigan	6.5
Multi-State	6.5
Ohio	5.3
New York	4.7
Indiana	4.3
Illinois	4.1
Alabama	3.8
Virginia	3.8

7-Day Yield (Annualized)
Institutional	3.35%
Dollar	3.10
Cash Reserve	2.95
Administration	3.25

Maturity Information

Maturity	Par	Percentage of Fund
1-30 Days	$840,597,669	85.4%
31-60 Days	3,210,000	0.3
91-120 Days	17,310,000	1.8
121-150 Days	6,300,000	0.6
over 150 Days	117,425,000	11.9
Average Weighted Maturity — 43 days

Although the diversification, maturity and yields listed above were current as of the periods indicated, the Fund is actively managed and its composition will vary.

Expense Example

	Actual			Hypothetical
	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period
Institutional	$1,000.00	$1,018.10	$1.02	$1,000.00	$1,023.98	$1.02
Dollar	$1,000.00	$1,016.80	$2.29	$1,000.00	$1,022.70	$2.30
Cash Reserve	$1,000.00	$1,012.80	$2.45	$1,000.00	$1,022.54	$2.46
Administration	$1,000.00	$1,017.60	$1.53	$1,000.00	$1,023.47	$1.53

For each class of the Fund, expenses are equal to the annualized expense ratio of 0.20%, 0.45%, 0.60% and 0.30% for the Institutional, Dollar, Cash Reserve and Administration share classes, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

See “Disclosure of Expenses” on page 9 for further information on how expenses were calculated.

6	ANNUAL REPORT	OCTOBER 31, 2007

Fund Summary	California Money Fund

Fund Profile as of October 31, 2007

Fund Diversification	Percentage of Fund
Variable Rate Demand Notes	88.7%
Municipal Notes	10.2
Tax Exempt Commercial Paper	1.1

7-Day Yield (Annualized)
Institutional	3.24%
Dollar	3.00
Cash Management	2.74
Administration	3.14
Bear Stearns	2.44
Bear Stearns Premier Choice	3.00
Bear Stearns Private Client	2.76
Bear Stearns Premier	2.76

Maturity Information

Maturity	Par	Percentage of Fund
1-30 Days	$1,034,865,000	88.7%
31-60 Days	6,200,000	0.5
61-90 Days	3,500,000	0.3
over 150 Days	122,370,000	10.5
Average Weighted Maturity — 34 days

Although the diversification, maturity and yields listed above were current as of the periods indicated, the Fund is actively managed and its composition will vary.

Expense Example

	Actual			Hypothetical
	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period
Institutional	$1,000.00	$1,017.70	$1.02	$1,000.00	$1,023.98	$1.02
Dollar	$1,000.00	$1,016.40	$2.29	$1,000.00	$1,022.70	$2.30
Cash Management	$1,000.00	$1,015.10	$3.56	$1,000.00	$1,021.43	$3.57
Administration	$1,000.00	$1,017.10	$1.53	$1,000.00	$1,023.47	$1.53
Bear Stearns	$1,000.00	$1,013.60	$5.08	$1,000.00	$1,019.90	$5.10
Bear Stearns Premier Choice	$1,000.00	$1,016.40	$2.29	$1,000.00	$1,022.70	$2.30
Bear Stearns Private Client	$1,000.00	$1,015.20	$3.45	$1,000.00	$1,021.53	$3.47
Bear Stearns Premier	$1,000.00	$1,015.20	$3.45	$1,000.00	$1,021.53	$3.47

For each class of the Fund, expenses are equal to the annualized expense ratio of 0.20%, 0.45%, 0.70%, 0.30%, 1.00%, 0.45%, 0.68% and 0.68% for the Institutional, Dollar, Cash Management, Administration, Bear Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear Stearns Premier share classes, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

See “Disclosure of Expenses” on page 9 for further information on how expenses were calculated.

ANNUAL REPORT	OCTOBER 31, 2007	7

Fund Summary	New York Money Fund

Fund Profile as of October 31, 2007

Fund Diversification	Percentage of Fund
Variable Rate Demand Notes	86.7%
Municipal Notes	11.9
Municipal Bonds	0.9
Municipal Put Bonds	0.5

7-Day Yield (Annualized)
Institutional	3.27%
Dollar	3.02
Cash Management	2.77
Administration	3.17
Bear Stearns	2.47
Bear Stearns Premier Choice	3.02
Bear Stearns Private Client	2.79
Bear Stearns Premier	2.79

Maturity Information

Maturity	Par	Percentage of Fund
1-30 Days	$517,041,346	88.4%
31-60 Days	1,900,000	0.3
91-120 Days	400,000	0.1
121-150 Days	3,000,000	0.5
over 150 Days	62,821,000	10.7
Average Weighted Maturity — 34 days

Although the diversification, maturity and yields listed above were current as of the periods indicated, the Fund is actively managed and its composition will vary.

Expense Example

	Actual			Hypothetical
	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period
Institutional	$1,000.00	$1,017.80	$1.02	$1,000.00	$1,023.98	$1.02
Dollar	$1,000.00	$1,016.50	$2.29	$1,000.00	$1,022.70	$2.30
Cash Management	$1,000.00	$1,015.20	$3.56	$1,000.00	$1,021.43	$3.57
Administration	$1,000.00	$1,017.30	$1.53	$1,000.00	$1,023.47	$1.53
Bear Stearns	$1,000.00	$1,013.70	$5.08	$1,000.00	$1,019.90	$5.10
Bear Stearns Premier Choice	$1,000.00	$1,016.50	$2.29	$1,000.00	$1,022.70	$2.30
Bear Stearns Private Client	$1,000.00	$1,015.30	$3.45	$1,000.00	$1,021.53	$3.47
Bear Stearns Premier	$1,000.00	$1,015.30	$3.45	$1,000.00	$1,021.53	$3.47

For each class of the Fund, expenses are equal to the annualized expense ratio of 0.20%, 0.45%, 0.70%, 0.30%, 1.00%, 0.45%, 0.68% and 0.68% for the Institutional, Dollar, Cash Management, Administration, Bear Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear Stearns Premier share classes, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

See “Disclosure of Expenses” on page 9 for further information on how expenses were calculated.

8	ANNUAL REPORT	OCTOBER 31, 2007

Disclosure of Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense examples, on the previous pages, are based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2007 to October 31, 2007. The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”, to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT	OCTOBER 31, 2007	9

Schedule of Investments As of October 31, 2007	TempFund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Certificates of Deposit — 43.5%
Domestic — 2.5%
American Express Centurion Bank (A-1, P-1)
5.04%	11/02/07	$126,000	$126,000,000
5.04%	11/02/07	130,000	130,000,000
5.50%	11/19/07	98,000	98,000,000
5.50%	11/21/07	68,000	68,000,000
Chase Bank N.A. (A-1+, P-1)
5.13%	04/15/08	335,000	335,000,000
5.13%	04/16/08	425,000	425,000,000
State Street Bank & Trust Co. (A-1+, P-1)
5.02%	12/17/07	100,000	100,000,000
Wachovia Bank N.A. (A-1+, P-1)
5.32%	02/06/08	269,100	269,100,000

			1,551,100,000

Yankee — 41.0%
ABN AMRO Bank N.V., Chicago (A-1+)
5.19%(b)	01/10/08	400,000	400,000,000
5.18%(b)	01/14/08	500,000	500,005,070
5.05%(b)	01/23/08	200,000	200,004,552
Banco Bilbao Vizcaya Argentaria S.A., New York (A-1+, P-1)
5.06%(b)	04/02/08	190,000	190,003,936
Bank of Ireland, Stamford (A-1, P-1)
5.35%(b)	02/15/08	59,850	59,850,000
Banque Nationale de Paris, New York (A-1+, P-1)
5.31%(b)	11/20/07	500,550	500,550,000
5.32%(b)	11/30/07	150,000	150,000,000
Barclays Bank Plc, New York (A-1+, P-1)
5.18%(b)	12/03/07	1,200,000	1,200,000,000
5.05%(b)	12/10/07	700,000	700,000,000
5.70%(b)	12/10/07	500,000	500,000,000
Calyon, New York (A-1+, P-1)
5.03%(b)	12/28/07	400,000	400,000,000
4.82%(b)	02/01/08	700,000	700,000,000
Canadian Imperial Bank of Commerce, New York (A-1, P-1)
5.32%(b)	11/02/07	100,000	100,000,000
5.33%(b)	11/05/07	317,590	317,590,000
5.28%(b)	02/07/08	125,895	125,895,000
5.09%(b)	04/01/08	570,860	570,860,000
DEPFA Bank Plc, New York (A-1+, P-1)
5.32%(b)	11/01/07	525,000	525,000,000
4.92%(b)	11/19/07	325,315	325,315,000
4.96%(b)	11/19/07	600,000	600,000,000
Deutsche Bank AG, New York (A-1+, P-1)
5.38%(b)	03/11/08	365,020	365,020,000
Fortis Bank, New York (A-1+, P-1)
5.16%(b)	01/03/08	350,000	350,000,000
4.77%(b)	01/28/08	250,000	250,000,000
4.75%(b)	02/04/08	350,000	350,000,000
5.28%(b)	02/07/08	303,855	303,855,000
5.28%(b)	02/07/08	303,855	303,859,027
5.30%(b)	02/11/08	410,000	410,000,000
HBOS Treasury Services Plc, New York (A-1+, P-1)
5.63%(b)	11/13/07	250,000	250,000,000
5.51%(b)	11/29/07	500,000	500,000,000
5.70%(b)	12/04/07	500,000	500,000,000
5.67%(b)	12/11/07	200,000	200,000,000
Lloyds Bank Plc, New York (A-1+, P-1)
4.85%(b)	01/25/08	75,000	75,000,000
4.80%(b)	02/01/08	200,000	200,000,000
Mizuho Corporate Bank, New York (A-1, P-1)
5.00%(b)	11/19/07	204,080	204,080,000
5.00%(b)	11/19/07	122,450	122,450,000
5.00%(b)	11/21/07	95,000	95,000,525
Natixis, New York (A-1+, P-1)
5.08%(b)	11/01/07	900,000	900,000,000
5.14%(b)	01/03/08	800,000	800,000,000
5.42%(b)	07/10/08	142,995	143,366,289
Nordea Bank Finland Plc, New York (A-1+, P-1)
5.64%(b)	12/06/07	250,000	250,000,000
5.64%(b)	12/07/07	500,000	500,000,000
5.31%(b)	02/15/08	99,745	99,746,430
4.91%(b)	06/23/08	153,965	153,974,687
4.82%(b)	10/17/08	637,680	637,739,313
4.82%(b)	10/22/08	34,000	34,032,083
Royal Bank of Scotland Plc, New York (A-1+, P-1)
5.70%(b)	12/07/07	750,000	750,000,000
5.68%(b)	12/12/07	500,000	500,000,000
5.00%(b)	12/18/07	700,000	700,000,000
5.51%(b)	12/19/07	250,000	250,118,222
5.33%(b)	01/02/08	522,000	522,000,000
5.20%(b)	01/03/08	500,000	500,000,000
5.20%(b)	01/09/08	725,000	725,000,000
5.00%(b)	01/22/08	250,000	250,000,000
5.00%(b)	01/24/08	250,000	250,000,000
4.95%(b)	01/28/08	350,000	350,021,486
4.93%(b)	02/25/08	283,000	283,000,000
Skandinaviska Enskilda Banken AB, New York (A-1, P-1)
5.37%(b)	03/17/08	211,000	211,000,000
5.05%(b)	03/20/08	150,000	150,000,000
Societe Generale, New York (A-1+, P-1)
5.14%(b)	12/20/07	625,000	625,000,000
Svenska Handelsbanken AB, New York (A-1+, P-1)
5.49%(b)	11/29/07	169,000	169,000,000
5.27%(b)	02/07/08	278,625	278,625,000
Toronto Dominion Bank, New York (A-1+, P-1)
5.00%(b)	11/13/07	200,000	200,000,000
5.15%(b)	12/21/07	850,000	850,005,829
5.14%(b)	12/27/07	500,000	500,000,000
5.02%(b)	03/20/08	90,000	89,999,867
UBS AG, Stamford (A-1+, P-1)
4.80%(b)	01/25/08	1,000,000	1,000,000,000
5.20%(b)	02/04/08	207,000	207,099,886
Unicredito Italiano Bank, New York (A-1, P-1)
5.38%(b)	03/20/08	255,000	255,004,827

			25,679,072,029

TOTAL CERTIFICATES OF DEPOSIT (Cost $27,230,172,029)			27,230,172,029

Commercial Paper — 43.7%
Asset Backed Securities — 29.1%
Amstel Funding Corp. (A-1+, P-1)
6.15%	12/04/07	476,000	473,316,550
6.18%	12/05/07	236,408	235,028,165
6.18%	12/10/07	175,000	173,828,375
6.06%	12/13/07	136,759	135,792,114
6.10%	12/14/07	236,807	235,081,598
5.00%	01/22/08	355,055	351,011,318
4.85%	01/29/08	107,543	106,253,530
Amsterdam Funding Corp. (A-1, P-1)
6.12%	11/02/07	200,000	199,966,000
4.87%	11/26/07	710,000	707,598,819
5.14%	12/03/07	65,000	64,703,022
Atlantis One Funding Corp. (A-1+, P-1)
5.19%	01/04/08	300,000	297,232,000

See accompanying notes to financial statements.

10	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Commercial Paper (Continued)
Asset Backed Securities (Continued)
4.96%	01/23/08	$80,000	$79,085,156
Barton Capital LLC (A-1+, P-1)
5.17%	11/07/07	87,670	87,594,458
5.80%	11/16/07	200,000	199,516,667
4.91%	01/11/08	211,000	208,956,758
4.91%	01/18/08	43,857	43,390,435
Cafco LLC (A-1+, P-1)
5.73%	11/15/07	130,000	129,710,317
5.10%	11/16/07	250,000	249,468,750
5.05%	11/30/07	161,350	160,693,619
6.00%	12/07/07	70,000	69,580,000
4.90%	12/14/07	201,720	200,539,378
5.85%	01/23/08	100,000	98,651,250
5.14%	02/07/08	122,965	121,244,446
Cancara Asset Securitisation LLC (A-1+, P-1)
5.58%	11/13/07	222,265	221,851,587
5.55%	11/14/07	45,000	44,909,813
4.81%	11/29/07	175,000	174,345,306
Chariot Funding LLC (A-1, P-1)
5.75%	11/16/07	121,806	121,514,173
5.15%	11/26/07	200,000	199,284,722
5.80%	11/26/07	45,000	44,818,750
6.00%	12/14/07	52,146	51,772,287
Charta Corp. (A-1, P-1)
5.15%	11/07/07	201,505	201,332,042
5.05%	11/29/07	162,300	161,662,522
5.05%	11/30/07	50,780	50,573,424
4.90%	12/14/07	112,385	111,727,236
5.14%	02/07/08	48,750	48,067,879
5.14%	02/08/08	78,900	77,784,749
Ciesco LLC (A-1+, P-1)
4.92%	01/30/08	163,000	160,995,100
5.14%	02/07/08	46,400	45,750,761
Clipper Receivables Co. LLC (A-1, P-1)
4.92%	11/16/07	25,000	24,948,750
4.84%	11/20/07	155,000	154,604,061
4.96%	11/20/07	146,680	146,296,024
4.80%	11/27/07	100,000	99,653,333
Concord Minutemen Capital Co. LLC (A-1, P-1)
5.25%	11/16/07	500,000	498,735,417
CRC Funding LLC (A-1+, P-1)
5.28%	11/05/07	120,000	119,929,600
5.90%	11/19/07	190,000	189,439,500
5.95%	11/19/07	53,000	52,842,325
6.00%	11/19/07	55,000	54,835,000
5.05%	11/30/07	94,915	94,528,881
6.05%	12/07/07	95,000	94,425,250
5.14%	02/07/08	102,100	100,671,394
Falcon Asset Securitization Corp. (A-1, P-1)
5.75%	11/16/07	432,450	431,413,922
4.84%	11/21/07	52,034	51,894,086
4.85%	11/26/07	155,000	154,477,951
5.80%	11/26/07	255,742	254,711,928
5.97%	11/27/07	70,000	69,698,183
5.80%	11/30/07	203,136	202,186,903
6.15%	12/11/07	110,000	109,248,333
Fountain Square Commercial Funding Corp. (A-1+, P-1)
5.15%	11/20/07	60,000	59,836,917
Grampian Funding LLC (A-1+, P-1)
5.58%	11/15/07	400,000	399,132,000
5.18%	11/19/07	288,460	287,712,167
5.19%	11/21/07	125,900	125,536,988
Jupiter Securitization Corp. (A-1, P-1)
5.90%	11/15/07	100,000	99,770,556
4.98%	11/16/07	94,426	94,230,066
5.97%	11/19/07	101,000	100,698,515
4.84%	11/26/07	326,175	325,078,690
5.90%	11/27/07	226,000	225,036,989
5.80%	11/30/07	115,000	114,462,694
Kitty Hawk Funding Corp. (A-1+, P-1)
5.93%	11/13/07	335,000	334,337,817
4.98%	11/19/07	103,233	102,975,692
4.83%	11/26/07	220,241	219,502,275
Lexington Parker Capital Co. (A-1, P-1)
5.20%	11/14/07	103,150	102,956,307
6.07%	11/16/07	407,000	405,970,629
Liberty Street Funding LLC (A-1, P-1)
6.00%	11/13/07	93,500	93,311,442
Mane Funding Corp. (A-1+, P-1)
5.10%	11/16/07	75,000	74,840,625
Mont Blanc Capital Corp. (A-1+, P-1)
4.90%	11/20/07	86,212	85,989,046
4.93%	11/20/07	164,000	163,573,281
Nieuw Amsterdam Receivables Corp. (A-1, P-1)
5.07%	11/13/07	100,466	100,296,212
Old Line Funding Corp. (A-1+, P-1)
5.10%	11/09/07	25,242	25,213,392
5.18%	11/09/07	84,509	84,411,721
5.10%	11/14/07	109,288	109,086,728
Park Avenue Receivables Co. LLC (A-1, P-1)
5.15%	11/09/07	75,535	75,448,554
5.75%	11/16/07	170,000	169,592,708
5.80%	11/21/07	125,000	124,597,222
5.80%	11/28/07	325,000	323,586,250
5.80%	11/30/07	177,744	176,913,541
6.05%	12/10/07	32,000	31,790,267
6.05%	12/14/07	125,000	124,096,701
Ranger Funding Co. LLC (A-1+, P-1)
4.88%	11/20/07	199,644	199,129,806
5.90%	11/20/07	100,000	99,688,611
5.95%	11/21/07	155,000	154,487,639
5.15%	11/28/07	352,071	350,711,126
6.13%	11/28/07	101,481	101,014,441
6.15%	11/29/07	77,116	76,747,129
5.13%	01/11/08	113,650	112,500,146
Regency Markets No. 1 LLC (A-1, P-1)
4.96%	11/20/07	113,351	113,054,272
Scaldis Capital LLC (A-1+, P-1)
4.93%	11/20/07	254,010	253,349,080
4.93%	11/26/07	122,020	121,602,251
6.15%	12/10/07	200,000	198,667,500
6.00%	12/13/07	50,000	49,650,000
6.15%	12/14/07	575,000	570,776,146
6.11%	12/17/07	245,000	243,087,231
Simba Funding Corp. (A-1+, P-1)
5.10%	11/14/07	103,537	103,346,319
4.98%	11/19/07	64,000	63,840,640
Thames Asset Global Securitization Corp. (A-1, P-1)
4.87%	11/20/07	183,037	182,566,544
5.20%	11/20/07	53,155	53,009,119
4.87%	11/28/07	35,937	35,805,740
Ticonderoga Funding LLC (A-1+, P-1)
5.15%	11/06/07	53,818	53,779,505

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	11

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Commercial Paper (Continued)
Asset Backed Securities (Continued)
5.97%	11/19/07	$25,000	$24,925,375
5.85%	12/07/07	106,783	106,158,319
Versailles LLC (A-1, P-1)
5.20%	11/19/07	90,000	89,766,000
5.38%	12/07/07	150,000	149,193,000
Windmill Funding Corp. (A-1+, P-1)
4.87%	11/26/07	195,000	194,340,521
Yorktown Capital LLC (A-1+, P-1)
5.10%	11/13/07	100,000	99,830,000
5.15%	11/20/07	85,000	84,768,965
5.11%	12/07/07	100,000	99,489,000
5.15%	12/07/07	237,000	235,779,450

			18,230,223,784

Banks — 10.0%
Bank of America Corp. (A-1+, P-1)
5.44%	11/29/07	549,000	546,679,255
4.99%	12/28/07	600,000	595,259,500
4.80%	01/10/08	100,000	99,066,667
5.32%	02/07/08	470,000	463,193,356
5.20%	02/14/08	224,580	221,177,145
Citigroup Funding, Inc. (A-1+, P-1)
5.18%	11/14/07	70,000	69,869,187
5.11%	11/16/07	140,660	140,360,511
5.11%	11/19/07	93,770	93,530,418
5.19%	11/26/07	194,000	193,300,792
5.42%	12/14/07	200,000	198,705,222
4.74%	02/21/08	100,000	98,523,778
4.77%	02/26/08	110,000	108,294,725
5.36%	03/11/08	200,000	196,099,111
Dexia Delaware LLC (A-1+, P-1)
4.80%	12/27/07	240,000	238,209,867
JPMorgan Chase & Co. (A-1+, P-1)
5.08%	01/07/08	203,000	201,080,748
4.97%	04/01/08	800,000	783,204,000
Nordea North America (A-1+, P-1)
5.34%	11/15/07	150,000	149,688,500
5.47%	12/13/07	120,000	119,234,200
5.00%	01/11/08	228,550	226,296,243
Societe Generale N.A., Inc. (A-1+, P-1)
5.08%	01/15/08	250,000	247,351,562
4.75%	01/25/08	500,000	494,392,361
4.88%	01/31/08	300,000	296,428,250
UBS Securities LLC (A-1+, P-1)
5.41%	01/14/08	499,000	493,450,843

			6,273,396,241

Miscellaneous Business Credit Institution — 4.6%
General Electric Capital Corp. (A-1+, P-1)
4.95%	12/27/07	1,000,000	992,300,000
4.95%	12/28/07	600,000	595,297,500
4.94%	12/31/07	400,000	396,706,666
4.94%	01/16/08	400,000	395,824,222
4.61%	03/24/08	75,000	73,617,000
4.57%	04/22/08	125,000	122,254,826
4.64%	04/22/08	300,000	293,310,667

			2,869,310,881

TOTAL COMMERCIAL PAPER (Cost $27,372,930,906)			27,372,930,906

Master Notes — 3.2%
Security Brokers & Dealers — 3.2%
Bank of America Securities LLC (A-1+, P-1)
5.02%(c)	11/01/07	608,650	608,650,000
5.02%(c)	11/01/07	80,000	80,000,000
Citigroup Global Markets, Inc. (A-1+, P-1)
5.04%(c)	11/01/07	550,000	550,000,000
Morgan Stanley Mortgage Capital, Inc. (A-1, P-1)(d)
5.19%(c)(e)	11/01/07	782,758	782,758,000

TOTAL MASTER NOTES (Cost $2,021,408,000)			2,021,408,000

Medium Term Notes — 0.3%
Banks — 0.3%
American Express Centurion Bank (A+, Aa3)
5.26%(c)	11/07/07	50,000	50,000,000
5.37%(c)	11/10/07	132,020	132,020,000

TOTAL MEDIUM TERM NOTES (Cost $182,020,000)			182,020,000

Variable Rate Obligations — 5.6%
Asset Backed Securities — 0.4%
Cullinan Finance Corp. (A-1+, P-1)
4.85%(c)(e)(f)	06/25/08	219,040	219,025,816

Banks — 0.9%
Bank of New York Co., Inc. (A+, Aa3)
4.88%(c)(f)	11/27/07	125,000	125,000,000
Brosis Finance LLC Series 1999 DN (Branch Bank & Trust Co. LOC) (A-1, P-1)(a)(d)
4.90%(c)	11/07/07	18,865	18,865,000
Cattail Creek Country Club Series 2004 DN (Manufacturers & Traders Trust Co. LOC) (A-1, P-1)(a)(d)
4.90%(c)	11/07/07	6,500	6,500,000
Cincinnati Baseball Museum Series 2004 DN (U.S. Bank N.A. LOC) (A-1+, P-1)(a)(d)
4.88%(c)	11/07/07	9,735	9,735,000
Donald R. Eliason LLC & Eliason Fund I, Series 2004A DN (M & I Marshall & Ilsley Bank LOC) (A-1, P-1)(a)(d)
4.86%(c)	11/07/07	7,000	7,000,000
Fresno Leasing LLC Series 2005 DN (Manufacturers & Traders Trust Co. LOC) (A-1, P-1)(a)(d)
4.90%(c)	11/07/07	8,275	8,275,000
Frogtown LLC Series 2004 DN (Comerica Bank N.A. LOC) (A-1, P-1)(a)(d)
4.90%(c)	11/07/07	5,400	5,400,000
Gables of Germantown DN (M & I Marshall & Ilsley Bank LOC) (A-1, P-1)(a)(d)
5.23%(c)	11/07/07	20,000	20,000,000
Holland Sheltair Aviation Fund Series 2005 DN (Mellon Bank LOC) (A-1+, P-1)(a)(d)
4.90%(c)	11/07/07	7,255	7,255,000
Hyde Park Church Series 2002 DN (U.S. Bank N.A. LOC) (A-1+, P-1)(a)(d)
4.90%(c)	11/07/07	1,370	1,370,000
Imaging Investment Group LLC Series 2005 DN (Wachovia Bank N.A. LOC) (A-1+, P-1)(a)(d)
4.86%(c)	11/07/07	7,075	7,075,000
Jack Leasing LLC Series 2004 DN (Manufacturers & Traders Trust Co. LOC) (A-1, P-1)(a)(d)
4.90%(c)	11/07/07	3,235	3,235,000
See accompanying notes to financial statements.

12	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Variable Rate Obligations (Continued)
Banks (Continued)
LP Pinewood SPV DN (Wachovia Bank N.A. LOC) (A-1+, P-1)(a)(d)
4.86%(c)	11/07/07	$50,000	$50,000,000
MB&B Holdings LLC Series 2004A DN (M & I Marshall & Ilsley Bank LOC) (A-1, P-1)(a)(d)
4.96%(c)	11/07/07	6,475	6,475,000
MB&B Holdings LLC Series 2004B DN (M & I Marshall & Ilsley Bank LOC) (A-1, P-1)(a)(d)
4.96%(c)	11/07/07	3,505	3,505,000
Mississippi Business Financial Corp. Series 2005 DN (Wachovia Bank N.A. LOC) (A-1+, P-1)(a)(d)
4.86%(c)	11/07/07	4,200	4,200,000
Nicholas Capital Investments Series 2005A DN (Fifth Third Bank N.A. LOC) (A-1, P-1)(a)(d)
4.86%(c)	11/07/07	5,775	5,775,000
North Square Associates LLP RB Series 2004A DN (M & I Marshall & Ilsley Bank LOC) (A-1, P-1)(a)(d)
4.96%(c)	11/07/07	14,045	14,045,000
NPJ Properties LLC DN (Manufacturers & Traders Trust Co. LOC) (A-1, P-1)(a)(d)
4.90%(c)	11/07/07	18,335	18,335,000
Oxford Capital Enterprise LLC Series 2004 DN (National City Bank N.A. LOC) (A-1, P-1)(a)(d)
4.88%(c)	11/07/07	855	855,000
Paca-Pratt Associates, Inc. DN (Manufacturers & Traders Trust Co. LOC) (A-1, P-1)(a)(d)
4.90%(c)	11/07/07	16,000	16,000,000
Park Street Properties I LLC Series 2004 DN (U.S. Bank N.A. LOC) (A-1+, P-1)(a)(d)
4.71%(c)	11/07/07	4,040	4,040,000
Pilot Drive Properties Series 2005 DN (JPMorgan Chase Bank LOC) (A-1+, P-1)(a)(d)
4.92%(c)	11/07/07	3,650	3,650,000
Ridgewood Associates Series 2005 DN (Wachovia Bank N.A. LOC) (A-1, P-1)(a)(d)
4.86%(c)	11/07/07	3,795	3,795,000
SF Tarns LLC DN (Standard Federal Bank LOC) (A-1, P-1)
4.90%(c)	11/07/07	6,150	6,150,000
Wells Fargo & Co. (A-1+, P-1)
5.18%(c)	11/02/07	190,000	190,000,000

			546,535,000

Life Insurance — 2.4%
Allstate Life Global Funding II (AA, Aa2)
4.85%(c)(f)	11/27/07	75,000	75,000,000
Hartford Life Insurance Co. (A-1+, P-1)
5.30%(c)(e)	01/02/08	100,000	100,000,000
5.30%(c)(e)	01/02/08	100,000	100,000,000
ING Security Life Insurance (AA, Aa3)
5.26%(c)(f)	11/09/07	150,000	150,000,000
MetLife Global Funding I (AA, Aa2)
4.93%(c)(f)	11/28/07	95,000	95,000,000
New York Life Insurance Co. (A-1+, P-1)
5.76%(c)(e)	12/13/07	350,000	350,000,000
Transamerica Occidental Life Insurance Co. (A-1+, P-1)
5.25%(c)(e)	11/01/07	400,000	400,000,000
Travelers Insurance Co. (A-1+, P-1)
5.35%(c)(e)	01/02/08	250,000	250,000,000

			1,520,000,000

Miscellaneous Business Credit Institution — 0.3%
General Electric Capital Corp. (A-1+, P-1)
4.91%(c)	11/26/07	202,000	202,000,000

Municipal Bonds — 0.1%
Adams County Pennsylvania IDRB (Gettysburg Foundation Project) Series 2006B DN (Manufacturers & Traders Trust Co. LOC) (A-1, P-1)(a)(d)
4.90%(c)	11/07/07	5,000	5,000,000
Bernalillo County New Mexico IDRB Series 2005A DN (Bank of America N.A. LOC) (A-1+, P-1)(a)(d)
4.90%(c)	11/07/07	4,700	4,700,000
Covington Kentucky GO Series 2004 DN (U.S. Bank N.A. LOC) (A-1+, P-1)(a)(d)
4.88%(c)	11/07/07	13,795	13,795,000
Covington Kentucky Industrial Building RB Series 2005A DN (Wachovia Bank N.A. LOC) (A-1+, P-1)(a)(d)
4.88%(c)	11/07/07	9,000	9,000,000
Santa Rosa California RB Series 2004 DN (Bank One N.A. LOC) (A-1+, P-1)(a)(d)
4.92%(c)	11/07/07	40,400	40,400,000

			72,895,000

Security Brokers & Dealers — 1.5%
Goldman Sachs Group, Inc. (A-1+, P-1)
4.94%(c)(e)(f)	11/26/07	469,300	469,300,000
Morgan Stanley & Co., Inc. (A-1, P-1)
5.22%(c)	11/15/07	250,000	250,000,000
Racers Trust Series 2004-6 (A-1, P-1)
5.05%(c)(f)	11/23/07	234,650	234,650,000

			953,950,000

TOTAL VARIABLE RATE OBLIGATIONS (Cost $3,514,405,816)			3,514,405,816

Time Deposit — 1.5%
UBS AG (A-1, P-1)
4.69%
(Cost $907,000,000)	11/01/07	907,000	907,000,000

Repurchase Agreements — 1.3%
Goldman Sachs & Co.
4.89%	11/01/07	800,000	800,000,000

(Agreement dated 10/31/07 to be repurchased at $800,108,667, collateralized by $1,286,191,358 Federal Home Loan Mortgage Corp. Bonds and Federal National Mortgage Assoc. Bonds 4.00% to 7.50% due from 01/01/09 to 10/01/37. The value of the collateral is $824,000,000.)

Morgan Stanley & Co., Inc.
4.90%	11/01/07	942	942,000

(Agreement dated 10/31/07 to be repurchased at $942,128, collateralized by $3,130,002 Federal Home Loan Mortgage Corp. Bonds and Federal National Mortgage Assoc. Bonds 4.50% to 6.00% due from 10/01/11 to 09/01/37. The value of the collateral is $974,512.)

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	13

Schedule of Investments (concluded)	TempFund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Repurchase Agreements (Continued)
Morgan Stanley & Co., Inc.
4.90%	11/01/07	$11,000	$11,000,000

(Agreement dated 10/31/07 to be repurchased at $11,001,497, collateralized by $36,549,911 Federal Home Loan Mortgage Corp. Bonds and Federal National Mortgage Assoc. Bonds 4.50% to 6.00% due from 10/01/11 to 09/01/37. The value of the collateral is $11,379,646.)

TOTAL REPURCHASE AGREEMENTS (Cost $811,942,000)			811,942,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 99.1% (Cost $62,039,878,751)			62,039,878,751

Affiliated Investments — 0.6%
Repurchase Agreements — 0.6%
PNC Bank, N.A.
4.64%	11/01/07	356,000

(Agreement dated 10/31/07 to be repurchased at $356,045,860, collateralized by $408,154,759 Federal Home Loan Mortgage Corp. Bonds and Federal National Mortgage Assoc. Bonds 5.50% to 6.50% due from 04/01/26 to 11/01/36. The value of the collateral is $366,846,422.)

(Cost $356,000,000)			356,000,000

TOTAL INVESTMENTS IN SECURITIES — 99.7% (Cost $62,395,878,751(a))			62,395,878,751
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%			179,215,074

NET ASSETS — 100.0%			$62,575,093,825

(a)	Aggregate cost for federal income tax purposes.
(b)	Issuer is a U.S. branch of a foreign domiciled bank.
(c)	Rates shown are the rates as of October 31, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(d)	Ratings reflect those of guarantor.
(e)	Illiquid Security. As of October 31, 2007, the Fund held 4.3% of its net assets, with a current market value of $2,671,083,816, in these securities.
(f)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of October 31, 2007, the Fund held 2.2% of its net assets, with a current market value of $1,367,975,816, in securities restricted as to resale.

See accompanying notes to financial statements.

14	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments As of October 31, 2007	TempCash
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Certificates of Deposit — 32.1%
Domestic — 2.0%
Chase Bank N.A. (A-1+, P-1)
5.13%	04/15/08	$82,000	$82,000,000
5.13%	04/16/08	91,500	91,500,000
Wachovia Bank N.A. (A-1+, P-1)
5.32%	02/06/08	66,000	66,000,000

			239,500,000

Euro Dollar — 0.2%
Credit Industriel et Commercial (A-1, P-1)
5.34%	01/28/08	27,010	27,013,508

Yankee — 29.9%
ABN AMRO Bank N.V., Chicago (A-1+)
5.18%(b)	01/14/08	300,000	300,003,042
Banco Bilbao Vizcaya Argentaria S.A., New York (A-1+, P-1)
5.06%(b)	04/02/08	42,820	42,820,887
Bank of Ireland, Stamford (A-1, P-1)
5.35%(b)	02/15/08	13,895	13,895,000
Bank of Montreal, Chicago (A-1+, P-1)
5.10%(b)	04/01/08	41,070	41,070,000
Banque Nationale de Paris, New York (A-1+, P-1)
5.31%(b)	11/20/07	125,545	125,545,000
5.32%(b)	11/30/07	130,000	130,000,000
Barclays Bank Plc, New York (A-1+, P-1)
5.05%(b)	12/10/07	150,000	150,000,000
5.23%(b)	01/02/08	500,000	500,000,000
Canadian Imperial Bank of Commerce, New York (A-1, P-1)
5.09%(b)	04/01/08	126,645	126,645,000
DEPFA Bank Plc, New York (A-1+, P-1)
4.92%(b)	11/19/07	74,685	74,685,000
Deutsche Bank AG, New York (A-1+, P-1)
5.38%(b)	03/11/08	94,290	94,290,000
Fortis Bank, New York (A-1+, P-1)
5.16%(b)	01/03/08	250,000	250,000,000
5.28%(b)	02/07/08	70,670	70,670,000
5.28%(b)	02/07/08	70,670	70,670,937
5.30%(b)	02/11/08	100,000	100,000,000
Lloyds Bank Plc, New York (A-1+, P-1)
4.80%(b)	02/01/08	100,000	100,000,000
Mizuho Corporate Bank, New York (A-1, P-1)
5.00%(b)	11/19/07	45,920	45,920,000
5.00%(b)	11/19/07	27,550	27,550,000
Natixis, New York (A-1+, P-1)
5.14%(b)	01/03/08	250,000	250,000,000
5.42%(b)	07/10/08	27,730	27,802,001
Nordea Bank Finland Plc, New York (A-1+, P-1)
5.31%(b)	02/15/08	23,160	23,160,332
4.91%(b)	06/23/08	29,860	29,861,878
4.82%(b)	10/17/08	75,000	75,006,976
Royal Bank of Scotland Plc, New York (A-1+, P-1)
5.00%(b)	12/18/07	200,000	200,000,000
5.33%(b)	01/02/08	100,000	100,000,000
5.20%(b)	01/03/08	300,000	300,000,000
Skandinaviska Enskilda Banken AB, New York (A-1, P-1)
5.37%(b)	03/17/08	25,000	25,000,000
5.05%(b)	03/20/08	30,000	30,000,000
Svenska Handelsbanken AB, New York (A-1+, P-1)
5.50%(b)	11/13/07	86,470	86,470,000
5.27%(b)	02/07/08	64,730	64,730,000
UBS AG, Stamford (A-1+, P-1)
4.80%(b)	01/25/08	200,000	200,000,000
Unicredito Italiano Bank, New York (A-1, P-1)
5.38%(b)	03/20/08	45,000	45,000,852

			3,720,796,905

TOTAL CERTIFICATES OF DEPOSIT (Cost $3,987,310,413)			3,987,310,413

Commercial Paper — 48.1%
Asset Backed Securities — 30.3%
Amstel Funding Corp. (A-1+, P-1)
6.15%	12/04/07	71,000	70,661,567
6.18%	12/10/07	25,000	24,832,625
6.10%	12/11/07	75,781	75,267,373
6.06%	12/13/07	175,000	173,762,750
5.00%	01/22/08	81,410	80,482,831
Amsterdam Funding Corp. (A-1, P-1)
5.19%	01/04/08	94,000	93,132,693
Atlantic Asset Securitization Corp. (A-1, P-1)
4.90%	01/11/08	40,000	39,613,444
Atlantis One Funding Corp. (A-1+, P-1)
5.19%	01/04/08	254,000	251,656,427
Barton Capital LLC (A-1+, P-1)
4.91%	01/11/08	93,000	92,060,907
Bavaria TRR Corp. (A-1, P-1)
5.19%	11/15/07	110,000	109,777,983
Belmont Funding LLC (A-1, P-1)
5.85%	12/18/07	50,000	49,618,125
Cafco LLC (A-1+, P-1)
5.05%	11/30/07	38,185	38,029,661
6.00%	12/07/07	25,000	24,850,000
4.90%	12/14/07	46,315	46,043,929
5.14%	02/07/08	29,030	28,623,806
Cancara Asset Securitisation LLC (A-1+, P-1)
5.58%	11/13/07	40,000	39,925,600
5.60%	12/14/07	118,000	117,210,711
5.20%	01/11/08	100,000	98,974,444
Chariot Funding LLC (A-1, P-1)
5.15%	11/26/07	50,000	49,821,181
6.00%	12/14/07	75,000	74,462,500
Charta Corp. (A-1, P-1)
5.05%	11/29/07	37,700	37,551,923
5.05%	11/30/07	12,015	11,966,122
4.90%	12/14/07	25,805	25,653,969
5.80%	01/24/08	100,000	98,646,667
5.14%	02/07/08	11,500	11,339,089
5.14%	02/08/08	18,600	18,337,089
Ciesco LLC (A-1+, P-1)
5.14%	02/07/08	10,950	10,796,785
Clipper Receivables Co. LLC (A-1, P-1)
4.96%	11/20/07	33,455	33,367,422
Concord Minutemen Capital Co. LLC (A-1, P-1)
5.20%	11/14/07	50,309	50,214,531
CRC Funding LLC (A-1+, P-1)
5.05%	11/30/07	22,460	22,368,631
6.05%	12/07/07	100,000	99,395,000
5.85%	01/23/08	40,000	39,460,500
5.14%	02/07/08	24,100	23,762,787
Falcon Asset Securitization Corp. (A-1, P-1)
6.15%	12/11/07	75,000	74,487,500

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	15

Schedule of Investments (continued)	TempCash
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Commercial Paper (Continued)
Asset Backed Securities (Continued)
Grampian Funding LLC (A-1+, P-1)
5.58%	11/15/07	$100,000	$99,783,000
5.18%	11/19/07	74,260	74,067,481
Kitty Hawk Funding Corp. (A-1+, P-1)
4.83%	11/26/07	50,000	49,832,292
Lexington Parker Capital Co. (A-1, P-1)
6.07%	11/16/07	250,000	249,367,708
Liberty Street Funding LLC (A-1, P-1)
5.06%	11/19/07	75,800	75,610,500
Mont Blanc Capital Corp. (A-1+, P-1)
4.93%	11/20/07	38,000	37,901,126
Park Avenue Receivables Co. LLC (A-1, P-1)
6.05%	12/10/07	50,000	49,672,292
6.05%	12/14/07	125,000	124,096,701
Ranger Funding Co. LLC (A-1+, P-1)
5.15%	11/28/07	75,000	74,710,313
5.13%	01/11/08	26,350	26,083,404
Regency Markets No. 1 LLC (A-1, P-1)
4.96%	11/20/07	26,000	25,931,938
Scaldis Capital LLC (A-1+, P-1)
4.93%	11/20/07	58,240	58,088,463
4.93%	11/26/07	27,980	27,884,207
6.00%	12/13/07	100,000	99,300,000
6.15%	12/14/07	25,000	24,816,354
6.11%	12/17/07	50,000	49,609,639
Sheffield Receivables Co. LLC (A-1+, P-1)
5.02%	11/19/07	40,000	39,899,600
Simba Funding Corp. (A-1+, P-1)
5.10%	11/14/07	24,700	24,654,511
Thunder Bay Funding, Inc. (A-1, P-1)
5.07%	12/14/07	51,077	50,767,686
Ticonderoga Funding LLC (A-1+, P-1)
6.10%	12/14/07	75,000	74,453,542
Versailles LLC (A-1, P-1)
5.38%	12/07/07	150,000	149,193,000
Yorktown Capital LLC (A-1+, P-1)
5.11%	12/07/07	51,000	50,739,390
5.15%	12/07/07	90,000	89,536,500

			3,762,156,219

Banks — 12.7%
Bank of America Corp. (A-1+, P-1)
4.99%	12/28/07	200,000	198,419,833
5.32%	02/07/08	85,000	83,769,011
5.20%	02/14/08	25,000	24,621,198
Citigroup Funding, Inc. (A-1+, P-1)
5.11%	11/16/07	32,580	32,510,632
5.11%	11/19/07	21,720	21,664,505
4.77%	02/26/08	50,000	49,224,875
5.36%	03/11/08	125,000	122,561,945
Dexia Delaware LLC (A-1+, P-1)
4.80%	12/27/07	100,000	99,254,111
JPMorgan Chase & Co. (A-1+, P-1)
5.08%	01/07/08	47,000	46,555,641
4.97%	04/01/08	250,000	244,751,250
Raiffeisen Zentralbank Osterreich AG (A-1, P-1)
5.56%	12/28/07	100,000	99,119,667
Skandinaviska Enskilda Banken AB (A-1, P-1)
5.32%	03/13/08	75,000	73,525,917
Societe Generale N.A., Inc. (A-1+, P-1)
5.08%	01/15/08	200,000	197,881,250
4.75%	01/25/08	150,000	148,317,708
4.75%	02/04/08	100,000	98,746,528
Unicredito Italiano Bank, Ireland (A-1, P-1)
5.24%	03/20/08	43,245	42,362,922

			1,583,286,993

Miscellaneous Business Credit Institution — 5.1%
General Electric Capital Corp. (A-1+, P-1)
4.95%	12/28/07	150,000	148,824,375
4.94%	12/31/07	300,000	297,530,000
4.57%	04/22/08	88,000	86,067,398
4.64%	04/22/08	100,000	97,770,222

			630,191,995

TOTAL COMMERCIAL PAPER (Cost $5,975,635,207)			5,975,635,207

Master Notes — 1.9%
Security Brokers & Dealers — 1.9%
Citigroup Global Markets, Inc. (A-1+, P-1)
5.04%(c)
(Cost $235,000,000)	11/01/07	235,000	235,000,000

Variable Rate Obligations — 16.9%
Asset Backed Securities — 0.7%
Arkle Master Issuer Plc (A-1+, P-1)
5.02%(c)(d)	11/19/07	28,300	28,300,000
Cullinan Finance Corp. (A-1+, P-1)
4.85%(c)(d)(e)	06/25/08	56,690	56,686,330

			84,986,330

Banks — 4.2%
Bank of Nova Scotia, New York (AA-, Aa1)
5.07%(c)	11/05/07	80,165	80,143,566
Citigroup Funding, Inc. (AA-, Aa1)
5.50%(c)	11/13/07	30,000	30,000,000
HBOS Treasury Services Plc (A-1+, P-1)
5.20%(c)	11/01/07	45,000	45,000,000
5.28%(c)(d)	12/24/07	150,000	150,000,000
Laurel Grocery Co. LLC (U.S. Bank N.A. LOC) (A-1, P-1)(f)
4.90%(c)	11/07/07	1,425	1,425,000
Oxford Capital Enterprise LLC Series 2004 DN (National City Bank N.A. LOC) (A-1, P-1)(f)
4.88%(c)	11/07/07	2,270	2,270,000
Royal Bank of Scotland Plc (AA-, Aa1)
5.35%(c)(d)	12/27/07	100,000	100,000,000
Tom Gill LLC (U.S. Bank N.A. LOC) (A-1, P-1)(f)
4.88%(c)	11/01/07	1,490	1,490,000
Westpac Banking Corp., New York (A-1+, P-1)
5.78%(c)	12/11/07	108,250	108,250,000

			518,578,566

Life Insurance — 6.5%
Allstate Life Global Funding II (AA, Aa2)
5.16%(c)(d)	11/16/07	100,000	100,000,000
4.85%(c)(d)	11/27/07	40,000	40,000,000
Irish Life & Permanent Plc (A-1, P-1)
5.02%(c)(d)	11/23/07	100,000	100,000,000
MetLife Global Funding I (AA, Aa2)
4.93%(c)(d)	11/28/07	40,000	40,000,000
Monumental Life Insurance Co. (A-1+, P-1)
5.75%(c)(e)	12/03/07	200,000	200,000,000

See accompanying notes to financial statements.

16	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments (concluded)	TempCash
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Variable Rate Obligations (Continued)
Life Insurance (Continued)
New York Life Insurance Co. (A-1+, P-1)
5.76%(c)(e)	12/13/07	$300,000	$300,000,000
Transamerica Occidental Life Insurance Co. (A-1+, P-1)
5.76%(c)(e)	12/03/07	26,000	26,000,000

			806,000,000

Miscellaneous Business Credit Institution — 0.6%
General Electric Capital Corp. (A-1+, P-1)
4.91%(c)	11/26/07	83,000	83,000,000

Municipal Bonds — 0.1%
Covington Industrial Building Kentucky RB Series 2005A DN (Wachovia Bank N.A. LOC) (A-1+, P-1)(f)
4.88%(c)	11/07/07	9,120	9,120,000
Mayfield Spine Center RB Series 2005A DN (Huntington National Bank LOC) (A-1, P-1)
4.96%	11/07/07	500	500,000

			9,620,000

Security Brokers & Dealers — 4.8%
Goldman Sachs Group, Inc. (A-1+, P-1)
4.94%(c)(d)(e)	11/26/07	266,450	266,450,000
Morgan Stanley & Co., Inc. (A-1, P-1)
5.22%(c)	11/15/07	200,000	200,000,000
Racers Trust Series 2004-6 (A-1, P-1)
5.05%(c)(d)	11/23/07	129,400	129,400,000

			595,850,000

TOTAL VARIABLE RATE OBLIGATIONS (Cost $2,098,034,896)			2,098,034,896

Time Deposit — 1.8%
UBS AG (A-1, P-1)
4.69%
(Cost $231,000,000)	11/01/07	231,000	231,000,000

TOTAL INVESTMENTS IN SECURITIES — 100.8% (Cost $12,526,980,516(a))			12,526,980,516
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%			(101,843,281)

NET ASSETS — 100.0%			$12,425,137,235

(a)	Aggregate cost for federal income tax purposes.
(b)	Issuer is a U.S. branch of a foreign domiciled bank.
(c)	Rates shown are the rates as of October 31, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of October 31, 2007, the Fund held 8.1% of its net assets, with a current market value of $1,010,836,330, in securities restricted as to resale.

(e)	Illiquid Security. As of October 31, 2007, the Fund held 6.8% of its net assets, with a current market value of $849,136,330, in these securities.
(f)	Ratings reflect those of guarantor.

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	17

Schedule of Investments As of October 31, 2007	FedFund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Agency Obligations — 29.2%
Federal Farm Credit Bank Discount Note — 0.1%
4.40%(b)	11/01/07	$8,671	$8,671,000

Federal Farm Credit Bank Variable Rate Note — 1.4%
4.99%(c)	11/01/07	85,000	84,993,715

Federal Home Loan Bank Bonds — 3.7%
3.62%	01/15/08	27,180	27,110,070
5.25%	02/05/08	10,070	10,079,656
3.38%	02/15/08	7,000	6,961,385
3.62%	02/15/08	5,000	4,975,907
5.12%	02/28/08	120,000	119,932,795
4.88%	03/05/08	9,000	9,004,818
2.75%	03/14/08	52,315	51,954,403
5.00%	04/09/08	3,450	3,454,611

			233,473,645

Federal Home Loan Bank Discount Notes — 1.9%
4.93%(b)	01/24/08	96,278	95,170,482
4.45%(b)	03/19/08	25,000	24,570,451

			119,740,933

Federal Home Loan Bank Variable Rate Notes — 8.8%
4.81%(c)	11/01/07	150,000	150,000,000
5.44%(c)	11/19/07	100,000	100,000,000
5.54%(c)	12/17/07	300,000	299,903,517

			549,903,517

Federal Home Loan Mortgage Corp. Bonds — 1.9%
5.00%	02/08/08	20,000	19,981,390
5.75%	04/15/08	53,859	54,115,940
3.62%	09/15/08	9,425	9,351,140
4.48%	09/19/08	35,341	35,322,246

			118,770,716

Federal Home Loan Mortgage Corp. Discount Notes — 6.0%
4.58%(b)	01/07/08	38,480	38,152,001
4.91%(b)	02/25/08	50,000	49,208,945
4.31%(b)	02/29/08	50,000	49,281,667
4.43%(b)	02/29/08	17,620	17,359,811
4.87%(b)	03/03/08	126,364	124,261,408
4.50%(b)	03/17/08	100,000	98,287,500

			376,551,332

Federal National Mortgage Assoc. Bonds — 1.2%
4.62%	01/15/08	11,505	11,488,444
5.75%	02/15/08	16,500	16,530,192
4.88%	04/10/08	36,108	36,086,200
5.12%	09/02/08	11,000	11,046,291

			75,151,127

Federal National Mortgage Assoc. Discount Notes — 2.6%
4.55%(b)	12/28/07	50,000	49,639,792
5.09%(b)	01/22/08	24,060	23,781,051
4.85%(b)	03/05/08	92,925	91,360,117

			164,780,960

Federal National Mortgage Assoc. Variable Rate Note — 1.6%
5.04%(c)	12/28/07	100,000	99,991,883

TOTAL AGENCY OBLIGATIONS (Cost $1,832,028,828)			1,832,028,828

Repurchase Agreements — 70.6%
Deutsche Bank Securities Inc.
4.92%	11/01/07	1,125,000	1,125,000,000

(Agreement dated 10/31/07 to be repurchased at $1,125,153,750, collateralized by $1,318,983,330 Government National Mortgage Assoc. Bonds, Federal National Mortgage Assoc. Variable Rate Notes, Federal Home Loan Mortgage Corp. Bonds and Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes 4.00% to 7.75% due 05/15/17 to 11/01/37. The value of the collateral is $1,158,672,751.)

Deutsche Bank Securities Inc.
4.52%	02/05/08	200,000	200,000,000

(Agreement dated 10/31/07 to be repurchased at $202,460,889 collateralized by $234,485,925 Government National Mortgage Assoc. Bonds, Federal National Mortgage Assoc. Variable Rate Notes, Federal Home Loan Mortgage Corp. Bonds and Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes 4.00% to 7.75% due 05/15/17 to 11/01/37. The value of the collateral is $206,077,250.)

Greenwich Capital Markets, Inc.
4.95%	11/01/07	575,000	575,000,000

(Agreement dated 10/31/07 to be repurchased at $575,079,063, collateralized by $589,881,211 Federal National Mortgage Assoc. Bonds and U.S. Treasury Notes 4.88% to 6.50% due 04/30/08 to 07/01/37. The value of the collateral is $587,254,993.)

Greenwich Capital Markets, Inc.
4.97%(c)	02/08/08	250,000	250,000,000

(Agreement dated 08/09/07 to be repurchased at $250,772,587, collateralized by $264,378,535 Federal National Mortgage Assoc. Bonds 5.50% to 6.50% due 09/01/21 to 11/01/37. The value of the collateral is $257,503,865.)

Greenwich Capital Markets, Inc.
4.97%(c)	02/15/08	250,000	250,000,000

(Agreement dated 09/28/07 to be repurchased at $250,570,382, collateralized by $267,324,032 Federal National Mortgage Assoc. Bonds 5.00% to 6.50% due 10/01/22 to 06/01/47. The value of the collateral is $257,501,846.)

HSBC Securities (USA) Inc.
4.95%	11/01/07	200,000	200,000,000

(Agreement dated 10/31/07 to be repurchased at $200,027,500, collateralized by $233,751,052 Federal Home Loan Mortgage Corp. Bonds 4.00% to 8.50% due 01/01/08 to 11/01/37. The value of the collateral is $204,001,626.)

Lehman Brothers Inc.
4.60%	11/01/07	122,000	122,000,000
(Agreement dated 10/31/07 to be repurchased at $122,015,589, collateralized by $111,945,000 Tennessee Valley Authority Bonds 5.88% due 04/01/36. The value of the collateral is $125,660,124.)
Lehman Brothers Inc.
4.88%	11/01/07	275,000	275,000,000

(Agreement dated 10/31/07 to be repurchased at $275,037,278, collateralized by $343,860,674 Federal National Mortgage Assoc. Bonds 4.50% to 7.50% due 08/01/13 to 09/01/47. The value of the collateral is $283,254,379.)

See accompanying notes to financial statements.

18	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments (concluded)	FedFund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Repurchase Agreements (Continued)
Morgan Stanley & Co., Inc.
4.65%	11/01/07	$100,000	$100,000,000

(Agreement dated 10/31/07 to be repurchased at $100,012,917, collateralized by $208,610,642 Federal National Mortgage Assoc. Bonds 3.50% to 7.50% due 01/01/09 to 10/01/37. The value of the collateral is $103,992,026.)

Morgan Stanley & Co., Inc.
4.90%	11/01/07	78,000	78,000,000

(Agreement dated 10/31/07 to be repurchased at $78,010,617, collateralized by $162,716,300 Federal National Mortgage Assoc. Bonds 3.50% to 7.50% due 01/01/09 to 10/01/37. The value of the collateral is $81,113,780.)

Morgan Stanley & Co., Inc.
4.90%	11/01/07	539,000	539,000,000

(Agreement dated 10/31/07 to be repurchased at $539,073,364, collateralized by $1,124,411,358 Federal National Mortgage Assoc. Bonds 3.50% to 7.50% due 01/01/09 to 10/01/37. The value of the collateral is $560,517,021.)

UBS Securities LLC
4.94%	11/01/07	14,034	14,034,000
(Agreement dated 10/31/07 to be repurchased at $14,035,926, collateralized by $24,875,000 Federal National Mortgage Assoc. Strips due 08/01/35. The value of the collateral is $14,456,269.)
UBS Securities LLC
5.10%	11/14/07	150,000	150,000,000

(Agreement dated 08/16/07 to be repurchased at $151,912,500, collateralized by $225,755,000 Federal National Mortgage Assoc. Strips and Federal Home Loan Mortgage Corp. Strips due 08/15/36 to 07/01/37. The value of the collateral is $154,501,870.)

UBS Securities LLC
5.08%	11/16/07	150,000	150,000,000

(Agreement dated 08/16/07 to be repurchased at $151,947,333, collateralized by $305,658,475 Federal National Mortgage Assoc. Strips due 03/01/34 to 07/01/37. The value of the collateral is $154,502,461.)

UBS Securities LLC
4.92%	12/12/07	200,000	200,000,000

(Agreement dated 09/13/07 to be repurchased at $202,460,000, collateralized by $333,037,904 Federal Home Loan Mortgage Corp. Strips due 08/01/35 to 08/15/36. The value of the collateral is $206,001,175.)

UBS Securities LLC
4.67%	01/15/08	100,000	100,000,000

(Agreement dated 10/22/07 to be repurchased at $101,102,639, collateralized by $289,805,790 Federal National Mortgage Assoc. Strips due 07/01/33 to 08/01/35. The value of the collateral is $103,000,096.)

UBS Securities LLC
4.78%	01/22/08	100,000	100,000,000

(Agreement dated 10/18/07 to be repurchased at $101,274,667, collateralized by $186,624,147 Federal National Mortgage Assoc. Bonds 4.50% to 7.00% due 05/01/19 to 01/01/36. The value of the collateral is $103,000,662.)

TOTAL REPURCHASE AGREEMENTS (Cost $4,428,034,000)			4,428,034,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 99.8% (Cost $6,260,062,828)			6,260,062,828

Affiliated Investments — 0.2%
Repurchase Agreements — 0.2%
PNC Bank, N.A.
4.64%	11/01/07	8,500

(Agreement dated 10/31/07 to be repurchased at $8,501,095 collaterized by $83,056,373 Federal National Mortgage Assoc. Bonds 5.50% to 6.50% due 05/01/26 to 08/01/36. The value of the collateral is $73,730,910.)

(Cost $8,500,000)			8,500,000

TOTAL INVESTMENTS IN SECURITIES — 100.0% (Cost $6,268,562,828(a))			6,268,562,828
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%			2,748,770

NET ASSETS — 100.0%			$6,271,311,598

(a)	Aggregate cost for federal income tax purposes.
(b)	The rate shown is the effective yield at the time of purchase.
(c)	Rates shown are the rates as of October 31, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	19

Schedule of Investments As of October 31, 2007	MuniFund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds — 99.5%
Alabama — 3.5%
Jefferson County GO Warrants Series 2001B DN (JPMorgan Chase & Co. Guaranty, Bayerische Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
3.55%(b)	11/01/07	$103,120	$103,120,000
Southeast Alabama Gas District RB (Supply Project) Series 2007A DN (Societe Generale Group SBPA) (VMIG-1)
3.58%(b)	11/01/07	21,200	21,200,000

			124,320,000

Alaska — 0.1%
Matanuska-Susitna Borough RB MERLOTS Trust Receipts Series 2001A-114 DN (FGIC Insurance, Wachovia Bank N.A. SBPA) (A-1)
3.34%(b)(c)	11/07/07	3,090	3,090,000

Arizona — 1.7%
Apache County IDRB (Tucson Electric Power Co. Project) Series 1985 DN (Wells Fargo Bank N.A. LOC) (A-1+, VMIG-1)
3.33%(b)	11/07/07	1,000	1,000,000
Bentonville RB Series 2007 MB (AMBAC Insurance)
4.00%(d)	11/01/08	1,170	1,175,136
Chandler GO Municipal Trust Receipts Floaters Series 2007-49TP DN (Wells Fargo Bank N.A. Liquidity Facility)
3.49%(b)(c)	11/07/07	3,240	3,240,000
Pinal County Arizona Electrical RB Series 2006U-1 DN (Bank of America N.A. LOC) (VMIG-1)
3.52%(b)(c)	11/07/07	14,300	14,300,000
Salt River Project Agricultural Improvement & Power District RB Municipal Trust Receipts Floaters Series 2007-1841 DN (Morgan Stanley Group LOC)
3.50%(b)(c)	11/07/07	1,522	1,522,500
Salt River Project Agricultural Improvement & Power District TECP
3.57%	11/06/07	30,250	30,250,000
Salt Verde Financial Corp. RB Floaters Series 2007I-49 DN (Royal Bank of Canada Liquidity Facility)
3.52%(b)(c)	11/07/07	6,000	6,000,000
Tempe Transportation Excise Tax RB Series 2006 DN (Royal Bank of Canada SBPA) (A-1+, VMIG-1)
3.27%(b)	11/07/07	2,500	2,500,000

			59,987,636

Arkansas — 0.7%
Arkansas HFA RB (Baptist Health Project) Series 1995 DN (MBIA Insurance) (A-1+)
3.48%(b)	11/07/07	22,000	22,000,000
Arkansas State University RB (Housing Project) Series 2007 MB (AMBAC Insurance, Kredietbank N.V. LOC)
3.65%	03/01/08	200	200,000
Arkansas State University RB (Student Fee Project) Series 2007 MB (AMBAC Insurance, Kredietbank N.V. LOC)
3.65%	03/01/08	425	425,000

			22,625,000

California — 8.1%
Anaheim City School District GO Series 2007 ROC-RR-II-10018Z DN (MBIA Insurance, Citigroup Financial Products Liquidity Facility) (A-1+)
3.48%(b)(c)	11/07/07	10,510	10,510,000
California GO Municipal Trust Receipts Floaters Series 2007-2003 DN (Morgan Stanley Municipal Funding Liquidity Facility) (A-1)
3.55%(b)(c)	11/07/07	16,260	16,260,000
California GO PUTTERS Series 2007-1695 DN (JPMorgan Chase Bank Liquidity Facility) (A-1, P-1)
3.59%(b)(c)	11/07/07	5,890	5,890,000
California GO Series 2007 RAN (A-1, P-1)
4.00%	06/30/08	139,000	139,568,510
California GO Series 2007 ROC-RR-II-R-11127 DN (Citibank N.A. Liquidity Facility) (VMIG-1)
3.47%(b)(c)	11/07/07	13,125	13,125,000
California GO Series 2007 ROC-RR-II-R-846 DN (AMBAC Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.47%(b)(c)	11/07/07	10,095	10,095,000
Los Angeles Unified School District GO Munitops Trust Certificates Series 2005-36 MB (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+, AAA)
3.81%(b)(c)	05/01/08	15,995	15,995,000
Southern California Public Power Authority RB Floaters (Gas Project) Series 2007-2103 DN (Morgan Stanley Municipal Funding Liquidity Facility)
3.51%(b)(c)	11/07/07	37,000	37,000,000
University of California RB Municipal Trust Receipts Floaters Series 2006 DN (Lehman Liquidity Co. Liquidity Facility) (A-1, VMIG-1)
3.29%(b)(c)	11/07/07	29,875	29,875,000
Vacaville Unified School District Election 2001 GO Eclipse Funding Trust Series 2007-0079 DN (AMBAC Insurance, U.S. Bank N.A. Liquidity Facility) (A-1+, VMIG-1)
3.46%(b)(c)	11/07/07	5,310	5,310,000

			283,628,510

Colorado — 2.2%
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2005 DN (U.S. Bank N.A. LOC) (A-1+)
3.48%(b)	11/07/07	10,855	10,855,000
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2007 DN (U.S. Bank N.A. LOC) (A-1+)
3.48%(b)	11/07/07	6,505	6,505,000
Colorado Educational & Cultural Facilities Authority RB (Northwest University Project) Series 2007 DN (Bank of America N.A. LOC) (A/1+)
3.45%(b)	11/07/07	8,265	8,265,000
Colorado Educational & Cultural Facilities Authority RB (St. John Evangelical School Project) Series 2007 DN (Commerce Bank N.A. LOC) (VMIG-1)
3.64%(b)	11/07/07	11,815	11,815,000
Colorado Housing & Finance Authority RB Series 2001-AA2 DN (Landesbank Hessen-Thueringen Girozentrale SBPA) (A-1+, VMIG-1)
3.23%(b)	11/07/07	7,335	7,335,000
Colorado Springs Utilities RB Series 2005 ROC-RR-II-R-457 DN (Citibank N.A. Liquidity Facility) (VMIG-1)
3.51%(b)(c)	11/07/07	7,465	7,465,000
Regional Transportation District RB (FastTrack Project) Series 2007 ROC-RR-II-R-10118 DN (AMBAC Insurance, Citigroup Financial Products Liquidity Facility) (AAA, A-1)
3.51%(b)(c)	11/07/07	7,435	7,435,000
Regional Transportation District RB Series 2007 ROC-R-II-R-10117 DN (AMBAC Insurance, Citigroup Financial Products Liquidity Facility)
3.51%(b)(c)	11/07/07	8,000	8,000,000
Southglenn Metropolitan District RB Series 2007 DN (Banque Nationale de Paribas LOC) (A-1+)
3.48%(b)	11/07/07	3,100	3,100,000

See accompanying notes to financial statements.

20	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
Colorado (Continued)
Timnath Development Authority RB Series 2007 DN (Compass Bank LOC)
3.51%(b)	11/07/07	$6,675	$6,675,000

			77,450,000

Delaware — 0.2%
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 DN (M&T Bank Corp. LOC) (A-1)
3.53%(b)	11/07/07	2,350	2,350,000
Delaware Economic Development Authority RB (St. Anne’s Episcopal School Project) Series 2001 DN (Wilmington Trust Co. LOC) (A-1)
3.52%(b)	11/07/07	1,970	1,970,000
Sussex County IDRB (Rehoboth Mall Project) Series 2001A DN (M&T Bank Corp. LOC) (A-1)
3.51%(b)	11/07/07	2,625	2,625,000

			6,945,000

District of Columbia — 0.4%
District of Columbia RB (Arts & Technology Academy Project) Series 2002 DN (M&T Bank Corp. LOC) (VMIG-1)
3.48%(b)	11/07/07	3,545	3,545,000
District of Columbia RB (Community Connections Real Estate Foundation Issue Project) Series 2007A DN (M&T Bank Corp. LOC)
3.48%(b)	11/07/07	7,100	7,100,000
District of Columbia RB (Internships & Academic Center Project) Series 2006 DN (Branch Banking & Trust Co. LOC) (Aaa, VMIG-1)
3.48%(b)(c)	11/07/07	1,700	1,700,000

			12,345,000

Florida — 3.4%
Collier County Educational Facilities Authority RB (Avenue Maria University Project) Series 2006 DN (Comerica Bank N.A. LOC)
3.61%(b)	11/07/07	6,700	6,700,000
Florida Board of Education GO PUTTERS Series 2007-1859 DN (JPMorgan Chase Bank Liquidity Facility)
3.51%(b)(c)	11/07/07	16,910	16,910,000
Florida Board of Education GO Series 2007 ROC-RR-II-R-9106 DN (MBIA Insurance, Citibank N.A. SBPA) (A-1+)
3.51%(b)(c)	11/07/07	5,950	5,950,000
Florida Hurricane Catastrophe Fund RB Series 2006A MB
5.00%	07/01/08	2,080	2,096,745
Florida Juvenile Department RB MERLOTS Trust Receipts Series 2000 DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.34%(b)(c)	11/07/07	10,315	10,315,000
Florida Turnpike Authority RB PUTTERS Series 2007-1928 DN (FGIC Insurance, JPMorgan Chase Bank SBPA) (VMIG-1)
3.49%(b)(c)	11/07/07	5,600	5,600,000
Highlands County Health Facilities Authority RB (Adventist Health System Project) Series 2007A-2 DN
3.47%(b)	11/07/07	1,070	1,070,000
Jacksonville Health Facilities Authority Hospital RB (Baptist Medical Center Project) Series 2001 DN (Wachovia Bank N.A. LOC) (A-1)
3.55%(b)	11/01/07	2,700	2,700,000
Jacksonville Health Facilities Authority Hospital RB (Baptist Medical Center Project) Series 2003C DN (Bank of America N.A. LOC) (A-1+)
3.55%(b)	11/07/07	9,900	9,900,000
Jacksonville Health Facilities Authority Hospital RB (Baptist Medical Center Project) Series 2003 DN (Bank of American N.A. LOC) (A-1+)
3.55%(b)	11/07/07	16,000	16,000,000
Jacksonville RB Municipal Securities Trust Certificates Series 2002A-9049 DN (AMBAC Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.50%(b)(c)	11/07/07	8,760	8,760,000
Miami Dade County Expressway Authority Toll System RB Series 2006A-121 DN (AMBAC Insurance, Citibank N.A. LOC)
3.52%(b)(c)	11/07/07	2,740	2,740,000
Orange County Tourist Development Tax RB Series 2007-1807 DN (FGIC Insurance, Morgan Stanley Group Liquidity Facility)
3.50%(b)(c)	11/07/07	7,442	7,442,500
Orlando & Orange County Expressway Authority RB Series 2007A DN (FSA Insurance, Bayerishe Landesbank Girozentrale Liquidity Facility)
3.50%(b)(c)	11/07/07	10,000	10,000,000
Port St. Lucie RB Munitops Trust Certificates Series 2006 DN (MBIA Insurance, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.50%(b)(c)	11/07/07	10,750	10,750,000
Volusia County School Board COP Eclipse Funding Trust Series 2007-0036 DN (FSA Insurance, U.S. Bank N.A. Liquidity Facility) (A-1+, VMIG-1)
3.78%(b)(c)	11/07/07	1,960	1,960,000

			118,894,245

Georgia — 3.4%
American Public Energy Agency Nebraska Gas Supply RB Series 2005A DN (Societe Generale LOC) (A-1+, VMIG-1)
3.48%(b)	11/07/07	61,280	61,280,000
Appling County Development Authority PCRB (Oglethorpe Power Corp. Project) Series 2002 DN (MBIA Insurance, JPMorgan Chase Bank SBPA) (A-1+)
3.31%(b)	11/07/07	2,415	2,415,000
Athens-Clarke County University Government Development Authority RB (Monsignor Donovan High School Project) Series 2006 DN (Columbus Bank & Trust LOC) (F-1)
3.48%(b)	11/07/07	2,500	2,500,000
Atlanta Water & Wastewater RB Eagle Trust Receipts Series 2005 DN (FSA Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.50%(b)(c)	11/07/07	5,000	5,000,000
Atlanta Water & Wastewater RB Eagle Trust Receipts Series 2006A DN (FSA Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.52%(b)(c)	11/07/07	4,600	4,600,000
Brunswick & Glynn County Development Authority Economic Development RB (Epworth by the Sea Project) Series 2007 DN (Columbus Bank & Trust LOC) (A, F1)
3.48%(b)	11/07/07	2,218	2,218,000
Columbus Development Authority RB Series 2005 DN (Columbus Bank & Trust LOC)
3.47%(b)	11/07/07	5,860	5,860,000
Columbus Development Authority RB Series 2007 DN (Columbus Bank & Trust LOC)
3.48%(b)	11/07/07	2,200	2,200,000
Columbus Hospital Authority RB (St. Francis Hospital Project) Series 2000A DN (Columbus Bank & Trust LOC)
3.49%(b)	11/07/07	10,020	10,020,000
De Kalb County Development Authority RB (Sophia Academy, Inc. Project) Series 2007 DN (Bank of North Georgia LOC)
3.48%(b)	11/07/07	4,200	4,200,000

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	21

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
Georgia (Continued)
Forsyth County Development Authority RB (Pinecrest Academy, Inc. Project) Series 2000D DN (SunTrust Bank LOC) (VMIG-1)
3.48%(b)	11/07/07	$1,100	$1,100,000
Fulton County Development Authority RB (Mount Vernon Presbyterian School Project) Series 2005 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.48%(b)	11/07/07	3,000	3,000,000
Fulton County Development Authority RB (Robert W. Woodruff Arts Center Project) Series 2004B DN (SunTrust Bank LOC) (VMIG-1, F-1+)
3.26%(b)	11/07/07	5,800	5,800,000
Georgia GO Series 1999D MB
5.80%	11/01/07	1,000	1,000,000
Georgia Local Government Certificates RB Series 2002O DN (MBIA Insurance, Bank of America N.A. Liquidity Facility) (A-1+)
3.50%(b)(c)	11/07/07	2,310	2,310,000
Gwinnett County Development Authority RB (Notre Dame Academy, Inc. Project) Series 2007 DN (Bank of North Georgia LOC)
3.48%(b)	11/07/07	3,750	3,750,000

			117,253,000

Hawaii — 0.4%
Hawaii GO Eagle Trust Receipts Series 2002 DN (FSA Insurance, Citibank N.A. SBPA) (A-1+)
3.52%(b)(c)	11/07/07	3,600	3,600,000
Hawaii GO Municipal Securities Trust Certificates Series 2002A-9051 DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.50%(b)(c)	11/07/07	9,990	9,990,000

			13,590,000

Idaho — 0.3%
Idaho GO Series 2007 TAN (SP-1+, MIG-1)
4.50%	06/30/08	10,100	10,149,555

Illinois — 4.9%
Central Lake County Action Water Agency RB MERLOTS Trust Receipts Series 2003B-18 DN (MBIA Insurance, Wachovia Bank N.A. Liquidity Facility) (VMIG-1)
3.34%(b)(c)	11/07/07	4,955	4,955,000
Chicago Board of Education GO MERLOTS Trust Receipts Series 1999A-47 DN (FGIC Insurance, Wachovia Bank N.A. LOC) (A-1)
3.34%(b)(c)	11/07/07	3,090	3,090,000
Chicago Board of Education RB Municipal Securities Trust Certificates Series 2001 DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.50%(b)(c)	11/07/07	4,695	4,695,000
Chicago O’Hare International Airport RB MERLOTS Trust Receipts Series 2002A-25 DN (MBIA Insurance, Wachovia Bank N.A. Liquidity Facility) (VMIG-1)
3.34%(b)(c)	11/07/07	5,260	5,260,000
Chicago Park District RB Eagle Trust Receipts Series 2002-1306 DN (FGIC Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.52%(b)(c)	11/07/07	5,345	5,345,000
Chicago Sales Tax RB MERLOTS Trust Receipts Series 2000AAA DN (FSA Insurance, Wachovia Bank N.A. LOC) (VMIG-1)
3.34%(b)(c)	11/07/07	5,000	5,000,000
Du Page County RB Municipal Securities Trust Certificates Series 2001A DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.50%(b)(c)	11/07/07	15,970	15,970,000
Illinois Dedicated Tax RB Macon Trust Certificates Series 2002N DN (AMBAC Insurance, Bank of America N.A. SBPA) (A-1+)
3.50%(b)(c)	11/07/07	2,935	2,935,000
Illinois Educational Facilities Authority RB Macon Trust Certificates Series 2005D DN (Bank of America N.A. SBPA) (A-1+)
3.50%(b)(c)	11/07/07	2,780	2,780,000
Illinois Educational Facilities Authority RB Series 2007 1B-3 TECP (Dexia Bank LOC) (A-1+)
3.66%	05/06/08	10,000	10,000,000
Illinois Finance Authority RB Municipal Trust Receipts Floaters Series 2006-06-2001 DN (Landsbank Hessen-Thuringen Girozentrale SBPA) (A-1)
3.51%(b)(c)	11/07/07	14,000	14,000,000
Illinois Finance Authority RB Municipal Trust Receipts Floaters Series 2007-73TP DN (The Goldman Sachs Group, Inc. Liquidity Facility)
3.49%(b)(c)	11/07/07	10,015	10,015,000
Illinois GO Macon Trust Certificates Series 2006L DN (Bank of America N.A. SBPA) (VMIG-1)
3.50%(b)(c)	11/07/07	3,500	3,500,000
Illinois GO MERLOTS Trust Receipts Series 2002 DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.34%(b)(c)	11/07/07	2,480	2,480,000
Illinois Health Facilities Authority RB Municipal Securities Trust Certificates Series 2002 DN (MBIA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.50%(b)(c)	11/07/07	14,805	14,805,000
Illinois Municipal Electric Agency RB PUTTERS Series 2007-2094 DN (FGIC Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1+)
3.52%(b)(c)	11/07/07	8,995	8,995,000
Illinois Municipal Electric Agency RB PUTTERS Series 2007-2106 DN (FGIC Insurance) (VMIG-1)
3.51%(b)(c)	11/07/07	8,000	8,000,000
Illinois Municipal Electric Agency RB PUTTERS Series 2007-2107 DN (FGIC Insurance, JPMorgan Chase Bank Liquidity Facility) (VMIG-1)
3.52%(b)(c)	11/07/07	7,905	7,905,000
Lake County First Preservation District GO Series 2003 ROC-RR-II-R-2059 DN (Citibank N.A. Liquidity Facility) (A-1+)
3.51%(b)(c)	11/07/07	1,970	1,970,000

Metropolitan Pier & Exposition Authority Dedicated State Tax Receipts RB Municipal Securities Trust Certificates Series 2005A-224 DN (MBIA Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)

3.51%(b)(c)	11/07/07	9,415	9,415,000
Regional Transportation Authority GO MERLOTS Trust Receipts Series 2001A-86 DN (FGIC Insurance, Wachovia Bank N.A. LOC) (VMIG-1)
3.34%(b)(c)	11/07/07	1,600	1,600,000
Rockford County RB (Wesley Willows Obligation Project) Series 2007 DN (M & I Marshall & Ilsley LOC) (A-1)
3.61%(b)(c)	11/07/07	12,150	12,150,000
Rockford IDRB (Trinity Learning Center Project) Series 2003 DN (M & I Marshall & Ilsley Bank LOC)
3.55%(b)	11/07/07	3,635	3,635,000
University of Illinois RB MERLOTS Trust Receipts Series 2000 DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.34%(b)(c)	11/07/07	3,500	3,500,000

See accompanying notes to financial statements.

22	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
Illinois (Continued)
Will County GO Municipal Securities Trust Certificates Series 2006A-3004 DN (MBIA Insurance, Bear Stearns Capital Markets SBPA) (VMIG-1)
3.51%(b)(c)	11/07/07	$7,915	$7,915,000

			169,915,000

Indiana — 4.8%
Elkhart County Industrial Hospital Authority RB (Oaklawn Center Project) Series 2006 DN (Citizens Financial Group, Inc. LOC) (A-1+)
3.48%(b)	11/07/07	10,745	10,745,000
Indiana Bond Bank RB (Advanced Funding Program) Series 2007A RAN (Bank of New York LOC) (SP-1+)
4.25%	01/31/08	11,950	11,967,268
Indiana Bond Bank RB (Mid-Year Funding Program) Series 2007A RAN (Bank of New York LOC) (SP-1+)
4.50%	05/20/08	12,000	12,047,800
Indiana Bond Bank RB Municipal Securities Trust Certificates Series 2001-177-A DN (Bear Stearns Capital Markets Liquidity Facility) (AAA, A-1)
3.50%(b)(c)	11/07/07	17,000	17,000,000
Indiana Finance Authority RB (BehaviorCorp, Inc. Project) Series 2007 DN (Hunington National Bank LOC)
3.60%(b)	11/07/07	2,800	2,800,000
Indiana Finance Authority RB PUTTERS Series 2006-1642 DN (JPMorgan Chase Bank Liquidity Facility) (VMIG-1)
3.51%(b)(c)	11/07/07	14,745	14,745,000
Indiana Health Facilities Financing Authority RB (Henry County Hospital Project) Series 2002 DN (Fifth Third Bank N.A. LOC) (A-1+)
3.48%(b)	11/07/07	16,885	16,885,000
Indiana Health Facilities Financing Authority RB (Memorial Hospital Project) Series 2004A DN (National City Bank N.A. LOC) (A-1+)
3.48%(b)	11/07/07	19,645	19,645,000
Indiana University Series 2005 TECP (JPMorgan Chase Bank LOC) (P-1)
3.60%	11/07/07	14,900	14,900,000
Jasper County Economic Development Authority RB (Oak Grove Project) Series 2006 DN (Fifth Third Bank N.A. LOC) (A-1+)
3.48%(b)	11/07/07	4,600	4,600,000
Porter County Industrial Jail Building Corp. RB MERLOTS Trust Receipts Series 2001A-43 DN (Wachovia Bank N.A. LOC) (A-1)
3.34%(b)(c)	11/07/07	7,115	7,115,000
Tipton Economic Development RB (Tipton Memorial Hospital Project) Series 2006A DN (Fifth Third Bank N.A. LOC)
3.48%(b)	11/07/07	24,200	24,200,000
Warren Township Vision 2005 School Building Corp. RB MERLOTS Trust Receipts Series 2001A-52 DN (FGIC Insurance, Wachovia Bank N.A. SBPA) (A-1)
3.34%(b)(c)	11/07/07	3,300	3,300,000
Winona Lake Economic Development RB (Grace College Project) Series 2006 DN (KeyBank N.A. LOC) (A-1)
3.48%(b)	11/07/07	6,730	6,730,000

			166,680,068

Iowa — 1.3%
Des Moines Commercial Development RB (Grand Office Park Project) Series 1985 DN (Principal Life Insurance Co. Guaranty) (A-1+)
3.60%(b)	11/07/07	8,000	8,000,000
Iowa Higher Education Loan Authority RB Series 2006 DN (LaSalle Bank N.A. LOC) (A-1)
3.58%(b)	11/01/07	22,035	22,035,000
Urbandale IDRB (Aurora Business Park Assoc. Project) Series 1985 DN (Principal Life Insurance Co. Guaranty) (A-1+)
3.35%(b)	11/07/07	9,200	9,200,000
Urbandale IDRB (Meredith Drive Assoc. Project) Series 1985 DN (Wells Fargo Bank N.A. LOC)
3.38%(b)	11/07/07	4,500	4,500,000

			43,735,000

Kansas — 0.1%
Lenexa RB Series 2007-302 DN (Bank of America N.A. Liquidity Facility) (VMIG-1)
3.52%(b)(c)	11/07/07	4,000	4,000,000

Kentucky — 0.7%
Fort Mitchell League of Cities RB (Funding Trust Lease Project) Series 2002A DN (U.S. Bank N.A. LOC) (VMIG-1)
3.47%(b)	11/07/07	4,150	4,150,000
Kenton County Educational RB (Redwood Rehabilitation Center Project) Series 2004 DN (Fifth Third Bank N.A. LOC)
3.57%(b)	11/07/07	610	610,000
Kentucky Asset Liability Series 2007 98-A TECP (Dexia Credit Local LOC)
3.65%	02/06/08	20,000	20,000,000

Louisville & Jefferson Counties Metropolitan Government Health System RB (Norton Healthcare, Inc. Project) Series 2006 ROC-RR-II-R-651CE DN (Citibank N.A. Guaranty, Citibank N.A. Liquidity Facility) (VMIG-1)

3.51%(b)(c)	11/07/07	1,750	1,750,000

			26,510,000

Louisiana — 3.8%
Donaldsonville IDRB (Chef John Folse & Co. Project) Series 2007A DN (Regions Bank LOC)
3.53%(b)	11/07/07	5,000	5,000,000
Louisiana Correctional Facilities Corp. RB Series 2007 MB (AMBAC Insurance)
4.00%	09/01/08	1,170	1,173,777
Louisiana Gas & Fuel Tax RB Series 2006-0150 DN (FSA Insurance, Citibank N.A. LOC) (A-1+)
3.52%(b)(c)	11/07/07	23,735	23,735,000
Louisiana Gas & Fuel Tax RB Series 2006A-137 DN (FSA Insurance, Citibank N.A. SBPA) (A-1+)
3.52%(b)(c)	11/07/07	1,040	1,040,000
Louisiana Gas & Fuel Tax RB Series 2006 ROC-RR-II-R-660 DN (FGIC Insurance, Citibank N.A. LOC) (VMIG-1)
3.51%(b)(c)	11/07/07	8,500	8,500,000
Louisiana GO MERLOTS Trust Receipts Series 2006C-04 DN (FSA Insurance, Bank of New York SBPA) (A-1+)
3.34%(b)(c)	11/07/07	2,585	2,585,000
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 DN (Federal National Mortgage Assoc. Guaranty) (A-1+)
3.48%(b)	11/07/07	2,935	2,935,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000B DN
3.46%(b)	11/07/07	7,500	7,500,000

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	23

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
Louisiana (Continued)

Louisiana Local Government Environmental Facilities Community Development Authority RB (Capital Projects & Equipment Acquisition Program) Series 2003A DN (AMBAC Insurance, Banque Nationale de Paribas Liquidity Facility) (A-1+)

3.53%(b)	11/07/07	$21,880	$21,880,000

Louisiana Local Government Environmental Facilities Community Development Authority RB (Capital Projects & Equipment Acquisition Program) Series 2006A DN (AMBAC Insurance, Banque Nationale de Paribas Liquidity Facility) (A-1+, Aaa)

3.53%(b)	11/07/07	19,555	19,555,000

Louisiana Local Government Environmental Facilities Community Development Authority RB (Capital Projects & Equipment Acquisition Program) Series 2007 DN (AMBAC Insurance, JPMorgan Chase Bank SBPA) (A-1+)

3.53%(b)	11/07/07	5,000	5,000,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (Northwestern State University Student Project) Series 2007A DN (Regions Bank LOC)
3.51%(b)	11/07/07	8,785	8,785,000
Louisiana Public Facilities Authority RB (GCGK Investments LLC Project) Series 2006 DN (AmSouth Bank LOC) (P-1)
3.47%(b)	11/07/07	4,000	4,000,000
Louisiana Public Facilities Authority RB PUTTERS Series 2007-1754 DN (CIFG Insurance, JPMorgan Chase Bank Liquidity Facility)
3.52%(b)(c)	11/07/07	3,500	3,500,000
Monroe Sales & Use Tax RB Series 2007A DN (FSA Insurance, JPMorgan Chase Bank SBPA) (A-1+)
3.58%(b)	11/07/07	17,640	17,640,000

			132,828,777

Maryland — 1.1%
Baltimore County RB (St. Paul’s School for Girls Facility Project) Series 2000 DN (M&T Bank Corp. LOC) (A-1)
3.48%(b)	11/07/07	5,040	5,040,000
Johns Hopkins University Series 2007B TECP (A-1+, P-1)
3.60%	11/07/07	11,900	11,900,000
Maryland Economic Development Corp. RB (Government Insurance Trust Facility) Series 2007 DN (M&T Bank Corp. LOC)
3.48%(b)	11/07/07	4,260	4,260,000
Maryland Health & Higher Education Facilities Authority RB (Adventist Healthcare Project) Series 2003B DN (M&T Bank Corp. LOC) (VMIG-1)
3.45%(b)	11/07/07	3,260	3,260,000
Montgomery County Economic Development RB (Brooke Grove Foundation, Inc. Project) Series 1998 DN (M&T Bank Corp. LOC) (A-1)
3.48%(b)	11/07/07	8,430	8,430,000
Montgomery County RB (Imagination Stage, Inc. Facilities Project) Series 2002 DN (M&T Bank Corp. LOC) (A-1)
3.51%(b)	11/07/07	3,060	3,060,000
Montgomery County RB (Ivymount School, Inc. Facilities Project) Series 2000 DN (M&T Bank Corp. LOC) (A-1)
3.51%(b)	11/07/07	2,500	2,500,000

			38,450,000

Massachusetts — 2.3%
Chatham GO Series 2007 BAN (SP-1+)
4.00%	02/01/08	13,800	13,813,426
Cohasset GO Series 2007 BAN (SP-1+)
4.00%	08/08/08	10,000	10,025,167
Marblehead GO Series 2007 BAN (SP-1+)
4.00%	08/14/08	8,000	8,020,556
Massachusetts Development Finance Agency RB (Linden Ponds, Inc. Facility Project) Series 2007B DN (Sovereign Bank LOC) (A-1+)
3.45%(b)	11/07/07	10,000	10,000,000
Massachusetts Development Finance Agency RB (Smith College Project) Series 2007 DN (Morgan Stanley Group SBPA)
3.43%(b)	11/07/07	9,200	9,200,000
Massachusetts GO Municipal Trust Receipts Floaters Series 2007-1798 DN (CIFG Insurance, DEPFA Bank Plc Liquidity Facility)
3.50%(b)(c)	11/07/07	10,000	10,000,000
Massachusetts GO PUTTERS Series 2007-2146 DN (MBIA Insurance, JPMorgan Chase Bank Liquidity Facility)
3.49%(b)(c)	11/07/07	10,000	10,000,000
Worcester GO Series 2007A BAN (SP-1+, MIG-1)
4.75%	11/08/07	8,467	8,468,616

			79,527,765

Michigan — 5.9%
Detroit GO Series 2007 TAN (Scotiabank LOC) (SP-1+)
4.50%	03/01/08	3,000	3,007,642
Detroit Sewer & Disposal Authority RB Series 2001E MB (FGIC Insurance, DEPFA Bank Plc Liquidity Facility) (A-1+, MIG-1)
3.74%(b)	07/10/08	7,500	7,500,000
Detroit Sewer & Disposal Authority RB Series 2007 ROC-RR-II-R-9140 DN (FGIC Insurance, Citigroup Financial Products Liquidity Facility) (A-1+)
3.51%(b)(c)	11/07/07	7,595	7,595,000
Detroit Water Supply System RB Series 2006 ROC-RR-II-R-9038 DN (FSA Insurance, Citibank N.A. LOC) (VMIG-1)
3.51%(b)(c)	11/07/07	16,985	16,985,000
Eastern Michigan University RB Series 2006A DN (XLCA Insurance, Dexia Credit Local SBPA) (VMIG-1)
3.58%(b)	11/01/07	69,015	69,015,000
Grand Valley State University RB Series 2005 DN (XLCA Insurance, DEPFA Bank Plc SBPA) (A-1+)
3.47%(b)	11/07/07	2,000	2,000,000
Grand Valley State University RB Series 2007B DN (AMBAC Insurance, Dexia Credit Local SBPA)
3.47%(b)	11/07/07	10,000	10,000,000
Macomb Hospital Finance Authority RB (Mt. Clemens General Project) Series 2003A-2 DN (Comercia Bank N.A. LOC)
3.61%(b)	11/07/07	7,980	7,980,000
Michigan Building Authority RB Eagle Trust Receipts Series 2006-0142-A DN (FGIC Insurance, Citibank N.A. LOC) (A-1+)
3.52%(b)(c)	11/07/07	15,400	15,400,000
Michigan Building Authority RB Series 2007 ROC-RR-II-R-9072 DN (FGIC Insurance, Citigroup Financial Products Liquidity Facility)
3.51%(b)(c)	11/07/07	42,110	42,110,000
Michigan Higher Educational Facilities Authority RB (Cleary University Project) Series 2006 DN (Comerica Bank N.A. LOC) (A-1)
3.53%(b)	11/07/07	5,240	5,240,000
Michigan Municipal Bond Authority GO Series 2007B-1 RAN (SP-1+)
4.50%	08/20/08	15,000	15,094,865

See accompanying notes to financial statements.

24	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
Michigan (Continued)
Wayne State University RB Munitops Trust Certificates Series 2006-61 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+)
3.50%(b)(c)	11/07/07	$5,000	$5,000,000

			206,927,507

Minnesota — 0.8%
Minneapolis & St. Paul Metropolitan Airports Commission RB MERLOTS Trust Receipts Series 2000A DN (FGIC Insurance) (VMIG-1)
3.34%(b)(c)	11/07/07	4,985	4,985,000
Minneapolis & St. Paul Metropolitan Airports Commission RB Municipal Securities Trust Certificates Series 2007-292 DN (AMBAC Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.51%(b)(c)	11/07/07	2,000	2,000,000
Minnesota Public Facilities Authority Water PCRB MERLOTS Trust Receipts Series 2002A DN (Wachovia Bank N.A. SBPA) (VMIG-1)
3.34%(b)(c)	11/07/07	14,700	14,700,000
West St. Paul ISD Number 197 RB Series ROC-RR-II-R-6506 DN (Citibank N.A. SBPA) (A-1+)
3.51%(b)(c)	11/07/07	7,100	7,100,000

			28,785,000

Mississippi — 1.2%
Mississippi Business Finance Corp. Gulf Opportunity Zone RB (SG Resources Mississippi LLC Project) Series 2007 DN (SunTrust Bank LOC)
3.26%(b)	11/07/07	10,000	10,000,000
Mississippi Development Bank Special Obligation RB (Correctional Facilities Project) Series 2002 DN (AMBAC Insurance, AmSouth Bank of Alabama SBPA) (A-1)
3.53%(b)	11/07/07	3,425	3,425,000
Mississippi Development Bank Special Obligation RB (Mississippi Bond Program Harrison County Project) Series 2003 DN (AMBAC Insurance, Banque Nationale de Paribas SBPA) (A-1+)
3.53%(b)	11/07/07	11,745	11,745,000
Mississippi Development Bank Special Obligation RB (Mississippi Bond Program Harrison County Project) Series 2005 DN (AMBAC Insurance, Banque Nationale de Paribas SBPA) (A-1+)
3.53%(b)	11/07/07	15,000	15,000,000
Olive Branch GO Series 2007 MB (AMBAC Insurance) (AAA)
4.00%	09/01/08	370	371,191

			40,541,191

Missouri — 0.9%
Jackson County Special Obligation RB Series 2006 ROC-RR-II-R-663 DN (AMBAC Insurance, AmSouth Bank of Alabama LOC) (VMIG-1)
3.51%(b)(c)	11/07/07	10,085	10,085,000
Missouri Board Public Buildings Special Obligation RB Series 2006-1501 DN (JPMorgan Chase Bank Liquidity Facility) (VMIG-1)
3.51%(b)(c)	11/07/07	7,325	7,325,000
Missouri Development Finance Board Lease RB Series 1999 DN (Transamerica Life Insurance Co. SBPA) (A-1+)
3.33%(b)	11/07/07	14,360	14,360,000

			31,770,000

Multi-State — 0.8%
Austin COP Series 2007-144 DN (AMBAC Insurance, Bank of America N.A. Liquidity Facility)
3.50%(b)(c)	11/07/07	3,960	3,960,000
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2007-1001 DN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility)
3.52%(b)(c)	11/07/07	11,100	11,100,000
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2007-1005 DN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility)
3.52%(b)(c)	11/07/07	9,500	9,500,000
Clipper Tax-Exempt Certificate Trust RB Series 2007-44 DN (State Street Bank & Trust Co. Liquidity Facility) (VMIG-1)
3.53%(b)(c)	11/07/07	2,000	2,000,000
UBS Municipal Certificates GO Series 2007 DN (Multiple Insurers, Bank Nationale de Paribas Liquidity Facility) (A-1+)
3.53%(b)(c)	11/07/07	1,385	1,385,000

			27,945,000

Nebraska — 1.6%
American Public Energy Agency Gas Supply RB (National Public Gas Agency Project) Series 2003A DN (Societe Generale SBPA) (A-1+, VMIG-1)
3.48%(b)	11/07/07	30,000	30,000,000
Central Plains Energy RB (Nebgas Project) Series 2007A MB (AA-, Aa3)
5.00%	12/01/07	2,725	2,727,790
Central Plains Energy RB MERLOTS Trust Receipts Series 2007E-09 DN (Wachovia Bank N.A. SBPA) (A-1+)
3.34%(b)(c)	11/07/07	5,215	5,215,000
Nebraska Public Power District TECP (A-1, P-1)
3.60%	11/02/07	9,500	9,500,000
Omaha GO Eagle Trust Receipts Series 2004A DN (Citibank N.A. SBPA) (A-1+)
3.52%(b)(c)	11/07/07	8,000	8,000,000

			55,442,790

Nevada — 0.7%
Clark County School District GO PUTTERS Series 2005-1159 DN (FSA Insurance, PB Capital Corp. Liquidity Facility)
3.51%(b)(c)	11/07/07	3,980	3,980,000
Clark County School District GO Series 1999B MB
5.50%	06/15/08	1,500	1,516,586
Clark County School District RB Municipal Securities Trust Certificates Series 2001A DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1+)
3.50%(b)(c)	11/07/07	12,495	12,495,000
Reno Capital Improvement RB Municipal Securities Trust Certificates Series 2002A DN (FGIC Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.50%(b)(c)	11/07/07	7,600	7,600,000

			25,591,586

New Hampshire — 0.7%
New Hampshire Business Finance Authority RB (Foundation for Seacoast Health Project) Series 1998A DN (Bank of America N.A. LOC) (A-1+)
3.47%(b)	11/07/07	6,205	6,205,000
New Hampshire Business Finance Authority RB (Taylor Home Project) Series 2005A DN (TD Banknorth N.A. LOC)
3.49%(b)	11/07/07	4,000	4,000,000
New Hampshire Business Finance Authority RB (Taylor Home Project) Series 2005B DN (TD Banknorth N.A. LOC) (VMIG-1)
3.47%(b)	11/07/07	4,310	4,310,000

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	25

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
New Hampshire (Continued)
New Hampshire Business Finance Authority RB (Valley Regional Hospital Project) Series 2003 DN (Bank of New York LOC) (A-1+)
3.49%(b)	11/07/07	$9,955	$9,955,000

			24,470,000

New Jersey — 1.3%
Mercer County Improvement Authority RB (Atlantic Foundation Project) Series 1998 DN (MBIA Insurance, Bank of America N.A. LOC) (A-1+)
3.49%(b)	11/07/07	5,410	5,410,000
New Jersey Economic Development Authority RB Series 2006 DN (Morgan Stanley Group Liquidity Facility)
3.48%(b)(c)	11/07/07	28,580	28,580,000
New Jersey GO Series 2007 TRAN (SP-1+, VMIG-1)
4.50%	06/24/08	10,000	10,056,557

			44,046,557

New Mexico — 0.6%
Bernalillo County Gross Receipts Tax RB Series 2004B DN (MBIA Insurance, Bank of America N.A. SBPA)
3.50%(b)(c)	11/07/07	10,320	10,320,000
University of New Mexico RB Munitops Trust Certificates Series 2005-42 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+)
3.62%(b)(c)	11/07/07	10,290	10,290,000

			20,610,000

New York — 5.0%
New York City Municipal Water Finance Authority Series 2007-7 TECP
3.63%	12/13/07	6,380	6,380,000
New York City Municipal Water Finance Authority TECP (A-1+, P-1)
3.55%	01/17/08	20,000	20,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2005AA-2 DN (Dexia Credit Local SBPA) (A-1+, VMIG-1)
3.47%(b)	11/01/07	11,720	11,720,000
New York City Transitional Finance Authority RB (Future Tax Secured Project) Series 1998A-1 DN (WestLB AG SBPA) (A-1+, VMIG-1)
3.18%(b)	11/07/07	31,100	31,100,000
New York City Transitional Finance Authority RB (Future Tax Secured Project) Series 2001A DN (JPMorgan Chase Bank SBPA) (A-1+, VMIG-1)
3.18%(b)	11/07/07	20,250	20,250,000
New York City Transitional Finance Authority RB (Future Tax Secured Project) Series 2002C-2 DN (Landesbank Hessen-Thueringen Girozentrale SBPA) (A-1+, VMIG-1)
3.48%(b)	11/07/07	7,500	7,500,000
New York City Transitional Finance Authority RB Series 2002-2C DN (Lloyds TSB Bank Plc LOC) (A-1+, VMIG-1)
3.18%(b)	11/07/07	22,600	22,600,000
New York IDRB Municipal Trust Receipts Floaters Series 2007-07-1032 DN (FGIC Insurance, Bank of New York Liquidity Facility)
3.48%(b)(c)	11/07/07	23,905	23,905,000
New York Power Authority TECP (A-1, P-1)
3.55%	12/06/07	19,462	19,462,000
Rockland County IDRB (Northern Manor Multicare Project) Series 2002 DN (M&T Bank Corp. LOC) (VMIG-1)
3.48%(b)	11/07/07	10,970	10,970,000

			173,887,000

North Carolina — 3.7%
Charlotte-Mecklenberg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2007D DN (FSA Insurance, Dexia Credit Local SBPA) (A-1+, VMIG-1)
3.48%(b)	11/07/07	30,540	30,540,000
Guilford County Industrial Facilities PCRB (Recreational Facilities-YMCA Project) Series 2002 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.48%(b)	11/07/07	295	295,000
Mecklenburg County COP Series 2007A DN (Landesbank Hessen-Thueringen Girozentrale SBPA) (A-1, VMIG-1)
3.55%(b)	11/01/07	51,975	51,975,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Country Day School Project) Series 2005 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.48%(b)	11/07/07	6,800	6,800,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 DN (Branch Banking & Trust Co. LOC) (A-1+)
3.48%(b)	11/07/07	4,300	4,300,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (The Downtown Middle School Project) Series 2006 DN (Branch Banking & Trust Co. LOC)
3.48%(b)	11/07/07	1,175	1,175,000
North Carolina GO Series 2003A-23 DN (Wachovia Bank N.A. SBPA) (A-1+)
3.34%(b)(c)	11/07/07	5,500	5,500,000
North Carolina Medical Care Commission Hospital RB (Southeastern Regional Medical Center Project) Series 2005 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.48%(b)	11/07/07	2,640	2,640,000
North Carolina Medical Care Commission Retirement Facilities RB (United Church Homes & Services Project) Series 2007 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.48%(b)	11/07/07	6,000	6,000,000
Raleigh Comb Enterprise System RB Eagle Trust Receipts Series 2007A-0010 DN (Landesbank Hessen-Thueringen Girozentrale Liquidity Facility) (A-1)
3.50%(b)	11/07/07	4,950	4,950,000
University of North Carolina RB Eagle Trust Receipts Series 2005A DN (Citibank N.A. Liquidity Facility) (A-1+)
3.52%(b)(c)	11/07/07	10,000	10,000,000
University of North Carolina RB Munitops Trust Certificates Series 2005-52 DN (ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.50%(b)(c)	11/07/07	5,995	5,995,000

			130,170,000

Ohio — 4.4%
Akron Income Tax RB (Community Learning Centers Project) Munitops Trust Certificates Series 2004A DN (FGIC Insurance, ABN-AMRO Bank N.V. SBPA) (A-1, F-1+)
3.50%(b)(c)	11/07/07	31,530	31,530,000
American Municipal Power, Inc. RB (Prepayment Project) Series 2007A BAN (AA-, AA3)
5.00%	02/01/08	8,790	8,815,623
Butler County Capital Funding RB (CCAO Low Cost Capital Pooled Financing Program) Series 2005A DN (U.S. Bank N.A. LOC)
3.45%(b)	11/07/07	1,750	1,750,000
Butler County Economic Development RB (Great Miami Valley YMCA Project) Series 2000 DN (U.S. Bank N.A. LOC)
3.47%(b)	11/07/07	4,290	4,290,000

See accompanying notes to financial statements.

26	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
Ohio (Continued)
Butler County Healthcare Facilities RB (Lifesphere Project) Series 2007 DN (U.S. Bank N.A. LOC)
3.46%(b)	11/07/07	$2,075	$2,075,000
Butler County Hospital Facilities RB PUTTERS Series 2006-1596 DN (FGIC Insurance, JPMorgan Chase Bank SBPA)
3.51%(b)(c)	11/07/07	4,765	4,765,000
Cincinnati GO Municipal Trust Receipts Floaters Series 2006K-66 DN (FGIC Insurance, Lehman Liquidity Co. Liquidity Facility)
3.34%(b)(c)	11/07/07	1,955	1,955,000
Cincinnati School District COP Eagle Trust Receipts Series 2006A-0155 DN (FSA Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.52%(b)(c)	11/07/07	4,400	4,400,000
Clark County Multi-Family RB (Masonic Home Project) Series 1999 DN (AMBAC Insurance, KeyBank N.A. LOC) (VMIG-1)
3.50%(b)	11/07/07	1,665	1,665,000
Cleveland Airport RB Municipal Products, Inc. Trust Receipts Series 2007I-13 DN (AMBAC Insurance, Royal Bank of Canada Liquidity Facility)
3.49%(b)(c)	11/07/07	5,500	5,500,000
Columbus GO (Sanitary Sewer Project) Series 2006-1 DN (A-1+, VMIG-1)
3.35%(b)	11/07/07	3,425	3,425,000
Columbus Regional Airport Authority RB Series 2005 DN (U.S. Bank N.A. LOC) (AA1, VMIG-1)
3.45%(b)	11/07/07	3,450	3,450,000
Cuyahoga County Health Care Facilities RB (Franciscan Communities Project) Series 2004E DN (LaSalle Bank N.A. LOC) (A-1)
3.45%(b)	11/07/07	2,100	2,100,000
Delaware County Port Authority Economic Development RB (The Columbus Zoological Park Assoc. Project) Series 2006 DN (JPMorgan Chase Bank LOC)
3.48%(b)	11/07/07	1,850	1,850,000
East Liverpool City Hospital RB Series 2006 DN (Fifth Third Bank N.A. LOC) (A-1+)
3.50%(b)	11/07/07	5,700	5,700,000
Hamilton County Economic Development RB (Taft Museum Project) Series 2002 DN (Fifth Third Bank N.A. LOC)
3.47%(b)	11/07/07	280	280,000
Hamilton County Healthcare Facilities RB (Import-Episcopal Project) Series 2005A DN (KeyBank N.A. LOC) (A-1, VMIG-1)
3.43%(b)	11/07/07	850	850,000
Hamilton County Hospital Facilities RB (Children’s Hospital Medical Center Project) Series 2000 DN (JPMorgan Chase Bank LOC) (VMIG-1)
3.43%(b)	11/07/07	4,300	4,300,000
Hamilton County Hospital Facilities RB (Drake Center, Inc. Project) Series 1999A DN (U.S. Bank N.A. LOC) (VMIG-1)
3.43%(b)	11/07/07	380	380,000
Hamilton County Parking System RB Series 2001 DN (U.S. Bank N.A. LOC)
3.45%(b)	11/07/07	1,250	1,250,000
Hilliard School District GO Series 2007A BAN
4.00%	06/12/08	6,100	6,111,492
Lakewood School District GO PUTTERS Series 2007-1960 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility) (VMIG-1)
3.52%(b)(c)	11/07/07	3,180	3,180,000
Lorain County Hospital RB (Regional Medical Center Project) Series 2005 DN (VMIG-1)
3.45%(b)	11/07/07	400	400,000
Madeira City School District School Improvement GO Munitops Trust Certificates Series 2006-37 DN (MBIA Insurance, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.50%(b)(c)	11/07/07	6,995	6,995,000
Madeira School District GO Municipal Trust Receipts Floaters Series 2007-K8 DN (FSA Insurance, Lehman Liquidity Co. Liquidity Facility (A-1+, VMIG-1)
3.34%(b)(c)	11/07/07	2,100	2,100,000
Ohio GO (Common Schools Project) Series 2006C DN
3.25%(b)	11/07/07	1,100	1,100,000
Ohio GO (Full Faith & Credit Highway Project) Series 2004H MB
5.00%	05/01/08	700	704,469
Ohio GO (Higher Education Project) Series 2002A MB (AAA, Aaa)
5.00%	08/01/08	3,630	3,664,880
Ohio GO (Highway Capital Improvement Project) Series 1998C MB (AAA, Aaa)
5.00%	05/01/08	1,000	1,006,085
Ohio Higher Educational Facility RB (Case Western Reserve University Project) Series 2007-2142 DN (MBIA Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1+)
3.49%(b)(c)	11/07/07	12,880	12,880,000
Summit County Port Authority Port Facilities RB (Summa Wellness Institute Project) Series 2006 DN (Fifth Third Bank N.A. LOC) (VMIG-1)
3.27%(b)	11/07/07	2,000	2,000,000
University of Akron General Receipts RB Series 2004 DN (FGIC Insurance, Dexia Credit Local SBPA) (VMIG-1)
3.43%(b)	11/07/07	3,610	3,610,000
University of Cincinnati GO Series 2007E BAN (SP-1+, MIG-1)
4.50%	01/24/08	5,000	5,008,400
University of Cincinnati GO Series 2007F BAN
3.73%	04/01/08	10,000	10,000,000
Westerville GO Munitops Trust Certificates Series 2001 DN (ABN-AMRO Bank N.V. LOC) (VMIG-1)
3.47%(b)(c)	11/07/07	800	800,000
Wood County Facilities Import Piping Industry RB Series 2001 DN (KeyBank N.A. LOC)
3.51%(b)	11/07/07	2,165	2,165,000

			152,055,949

Pennsylvania — 3.2%
Adams County IDRB (WellSpan Properties, Inc. Project) Series 2002 DN (AMBAC Insurance, Allied Irish Bank Plc SBPA) (VMIG-1)
3.50%(b)	11/07/07	16,005	16,005,000
Allegheny County Hospital Development Authority RB PUTTERS Series 2006-1281 DN (FGIC Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1)
3.51%(b)(c)	11/07/07	3,160	3,160,000
Harrisburg Authority School District RB (Harrisburg School District Project) Series 2003 DN (AMBAC Insurance, WestLB AG SBPA) (A-1+)
3.43%(b)	11/07/07	23,370	23,370,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2004 DN (AMBAC Insurance, Wachovia Bank N.A. SBPA) (A-1+, VMIG-1)
3.28%(b)	11/07/07	23,935	23,935,000
New Garden General Municipal Authority RB Series 1999 DN (AMBAC Insurance, Bank of Nova Scotia LOC) (A-1)
3.43%(b)	11/07/07	19,185	19,185,000

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	27

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
Pennsylvania (Continued)
Philadelphia School District GO Series 2007A TRAN (Bank of America N.A. LOC) (SP-1+, MIG-1)
4.50%	06/27/08	$7,900	$7,938,926
Philadelphia TECP
3.55%	11/02/07	10,000	10,000,000
Southcentral General Authority RB Series 2003 DN (AMBAC Insurance, RBC Centura Bank SBPA) (A-1)
3.48%(b)	11/07/07	8,000	8,000,000
York General Authority RB (Strand Capital Performing Arts Center Project) Series 2002 DN (M&T Bank Corp. LOC) (A-2)
3.51%(b)	11/07/07	1,765	1,765,000

			113,358,926

Puerto Rico — 1.4%
Commonwealth of Puerto Rico GO Series 2007 TRAN (Multiple LOCs) (SP-1+)
4.25%(d)	07/30/08	20,000	20,123,800
Commonwealth of Puerto Rico Infrastructure Financing Authority RB MERLOTS Trust Receipts Series 2005A-21 DN (AMBAC Insurance, Bank of New York SBPA) (MIG-1)
3.32%(b)(c)	11/07/07	3,825	3,825,000

Puerto Rico Sales Tax Financing Corp. RB Municipal Trust Receipts Floaters Series 2007-2006-1985 DN (Morgan Stanley Municipal Funding Guaranty, Morgan Stanley Municipal Funding Liquidity Facility) (A-1+)

3.50%(b)(c)	11/07/07	6,000	6,000,000

Puerto Rico Sales Tax Financing Corp. RB Municipal Trust Receipts Floaters Series 2007-2006-1986 DN (Morgan Stanley Municipal Funding Guaranty, Morgan Stanley Municipal Funding Liquidity Facility) (A-1+)

3.50%(b)(c)	11/07/07	4,000	4,000,000

Puerto Rico Sales Tax Financing Corp. RB Municipal Trust Receipts Floaters Series 2007-2006-1987 DN (Morgan Stanley Municipal Funding Guaranty, Morgan Stanley Municipal Funding Liquidity Facility) (A-1+)

3.50%(b)(c)	11/07/07	5,850	5,850,000
Puerto Rico Sales Tax Financing Corp. RB Municipal Trust Receipts Floaters Series 2007-2006-1988 DN (Morgan Stanley Municipal Funding Guaranty, Morgan Stanley Municipal Funding Liquidity Facility)
3.50%(b)(c)	11/07/07	2,700	2,700,000

Puerto Rico Sales Tax Financing Corp. RB Municipal Trust Receipts Floaters Series 2007-2006-1991 DN (Morgan Stanley Municipal Funding Guaranty, Morgan Stanley Municipal Funding Liquidity Facility) (A-1+)

3.50%(b)(c)	11/07/07	5,100	5,100,000

			47,598,800

South Carolina — 2.4%
Educational Facilities Authority Private Non-Profit Institutions of Higher Learning RB (Allen University Project) Series 2005A DN (National Bank of South Carolina LOC) (F-1)
3.48%(b)	11/07/07	4,000	4,000,000
Horry County School District GO Series 2007 ROC-RR-II-R-754PB DN (FSA Insurance, PB Capital Corp. Liquidity Facility) (VMIG-1)
3.52%(b)(c)	11/07/07	5,680	5,680,000
Medical University Hospital Authority RB Series 2005A-5 DN (MBIA Insurance, Bank of America N.A. SBPA) (VMIG-1)
3.50%(b)(c)	11/07/07	16,000	16,000,000
South Carolina Educational Facilities Authority RB (Erskine College Project) Series 2006 DN (National Bank of South Carolina LOC)
3.47%(b)	11/07/07	5,750	5,750,000
South Carolina Educational Facilities Authority RB (Furman University Project) Series 2006B DN (Wachovia Bank N.A. SBPA)
3.55%(b)	11/07/07	20,600	20,600,000
South Carolina Jobs Economic Development Authority Hospital Facilities RB (Community Care, Inc. Project) Series 2006 DN (National Bank of South Carolina LOC) (A-1)
3.48%(b)	11/07/07	8,000	8,000,000
South Carolina Jobs Economic Development Authority Hospital Facilities RB (Sisters Charity Providers Hospital Project) Series 2001 DN (Wachovia Bank N.A. LOC)
3.45%(b)	11/07/07	14,100	14,100,000
South Carolina Transitional Infrastructure RB Munitops Trust Certificates Series 2002A DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.50%(b)(c)	11/07/07	10,475	10,475,000

			84,605,000

Tennessee — 3.5%
Gallatin Industrial Development Board Educational Facilities RB (John Vianney School Project) Series 2002 DN (SunTrust Bank LOC) (VMIG-1)
3.31%(b)	11/07/07	1,670	1,670,000
Knoxville Waste Water System RB PUTTERS Series 2006-1292 DN (MBIA Insurance, PB Capital Corp. SBPA) (A-1)
3.51%(b)(c)	11/07/07	8,060	8,060,000
Municipal Energy Acquistion Corp. of Tennessee Gas RB PUTTERS Series 2006-1578 DN (Morgan Guaranty Trust LOC) (VMIG-1)
3.55%(b)(c)	11/07/07	51,000	51,000,000
Tennergy Corp. Gas RB BNP Paribas STARS Certificates Trust Series 2006-001 DN (BNP Paribas Liquidity Facility) (VMIG-1)
3.55%(b)(c)	11/07/07	7,000	7,000,000
Tennergy Corp. Gas RB Putters Series 2006-1258Q DN (JPMorgan Chase & Co. Liquidity Facility) (VMIG-1)
3.55%(b)(c)	11/07/07	8,000	8,000,000
Tennessee Energy Acquisition Corp. Gas RB Municipal Trust Receipts Floaters Series 2004-90TP DN (Branch Banking & Trust Co. Liquidity Facility)
3.54%(b)(c)	11/07/07	7,900	7,900,000
Tennessee Energy Acquisition Corp. Gas RB Municipal Trust Receipts Floaters Series 2006-52G DN (Goldman Sachs & Co., Inc. Guaranty, The Goldman Group, Inc. Liquidity Facility) (A-1+)
3.54%(b)(c)	11/07/07	12,000	12,000,000
Tennessee Energy Acquisition Corp. Gas RB PUTTERS Series 2007-2172 DN (JPMorgan Chase Bank Liquidity Facility)
3.55%(b)(c)	11/07/07	26,500	26,500,000

			122,130,000

Texas — 11.3%
Austin Water & Wastewater System RB MERLOTS Trust Receipts Series 2000 DN (MBIA Insurance) (VMIG-1)
3.34%(b)(c)	11/07/07	2,475	2,475,000
Clear Creek ISD GO Series 2005-04 DN (Wachovia Bank N.A. LOC) (VMIG-1)
3.34%(b)(c)	11/07/07	5,100	5,100,000
Comal ISD GO Series 2005 DN (Bank of New York LOC) (A-1, VMIG-1)
3.55%(b)(c)	11/07/07	2,670	2,670,000

See accompanying notes to financial statements.

28	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
Texas (Continued)
Coppell ISD RB Municipal Securities Trust Certificates Series 2006A-14 DN (PSF Guaranty, Bear Stearns Capital Markets Liquidity Facility)
3.51%(b)(c)	11/07/07	$2,175	$2,175,000
Dallas ISD Building GO Munitops Trust Certificates Series 2006-8 DN (PSF Guaranty, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.50%(b)(c)	11/07/07	11,565	11,565,000
De Soto ISD RB Series 2004 ROC-RR-II-R-2107 DN (PSF Guaranty, Citigroup Global Markets Holdings, Inc. Liquidity Facility) (A-1+)
3.51%(b)(c)	11/07/07	6,060	6,060,000
Del Valle Independent School District GO PUTTERS Series 2007-1946 DN (PSF Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1+)
3.51%(b)(c)	11/07/07	17,270	17,270,000
Eagle Mountain & Saginaw ISD GO Municipal Securities Trust Receipts Series 2003 SGA-141 DN (PSF Guaranty, Societe Generale Group Liquidity Facility) (A-1+)
3.32%(b)(c)	11/07/07	4,000	4,000,000
Galena Park ISD GO Series 2001 SG-154 DN (PSF Guaranty, Societe Generale Group Liquidity Facility) (A-1)
3.79%(b)(c)	11/07/07	9,900	9,900,000
Harris County RB (Toll Road Unlimited Tax & Subordinate Lien Revenue Refunding Bonds Project) Series 2002 ROC-RR-II-R-1029 DN (FSA Insurance) (A-1+)
3.51%(b)(c)	11/07/07	1,870	1,870,000
Harris County RB (Toll Road Unlimited Tax & Subordinate Lien Revenue Refunding Bonds Project) Series 2003 MB (AA+, Aa1)
5.00%	08/01/08	3,740	3,775,380
Houston GO Munitops Trust Certificates Series 2006-88 DN (FSA Insurance, ABN-AMRO Bank N.V. LOC) (AAA, F1+)
3.50%(b)(c)	11/07/07	7,400	7,400,000
Houston GO PUTTERS Series 2006-1610 DN (FSA Insurance, JPMorgan Chase Bank LOC) (A-1+)
3.51%(b)(c)	11/07/07	18,330	18,330,000
Houston ISD GO (Schoolhouse Project) Series 2004 DN (PSF Guaranty, Bank of America N.A. SBPA) (A-1+, VMIG-1)
3.75%(b)	06/16/08	10,000	10,000,000
Houston ISD GO Municipal Securities Trust Certificates Series 2005A-234 DN (PSF Guaranty, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.51%(b)(c)	11/07/07	7,620	7,620,000
Houston ISD GO PUTTERS Series 2005 DN (PSF Guaranty, JPMorgan Chase & Co. LOC) (VMIG-1)
3.51%(b)(c)	11/07/07	5,315	5,315,000
Houston ISD GO TECP (DEPFA Bank Plc SBPA) (A-1+, P-1)
3.60%	11/07/07	15,000	15,000,000
Houston Water & Sewer System RB Municipal Trust Receipts Floaters Series 2007-2043 DN (MBIA Insurance, Branch Banking & Trust Co. Liquidity Facility) (VMIG-1)
3.51%(b)(c)	11/07/07	14,830	14,830,000
Houston Water & Sewer System RB Series 2007 ROC-RR-II-R-787 DN (FSA Insurance, Citigroup Financial Products Liquidity Facility) (VMIG-1)
3.52%(b)(c)	11/07/07	1,600	1,600,000
Judson ISD GO Municipal Trust Receipts Floaters Series 2007-1859 DN (PSF Guaranty, Wells Fargo Bank N.A. Liquidity Facility)
3.50%(b)(c)	11/07/07	3,940	3,940,000
Lamar Consolidation Independent School District GO Series 2007 ROC-II-R-10276 DN (PSF Insurance , Citigroup Financial Products Liquidity Facility) (A-1+)
3.51%(b)(c)	11/07/07	5,120	5,120,000
Lower Colorado River Authority RB MERLOTS Trust Receipts Series 2000 DN (FSA Insurance, Wachovia Bank N.A. SBPA) (Aaa, VMIG-1)
3.34%(b)(c)	11/07/07	2,000	2,000,000
Lower Colorado River Authority Series 2007A TECP (JPMorgan Chase & Co. SBPA)
3.65%	02/06/08	10,000	10,000,000
Lower Neches Valley Authority PCRB (Chevron USA, Inc. Project) Series 1987 DN (Chevron Corp. Guaranty) (A-1+, P-1)
3.79%(b)	02/15/08	9,395	9,395,000
North East ISD GO Series 2000 SG-143 DN (PSF Guaranty, Societe Generale Group Liquidity Facility)
3.49%(b)(c)	11/07/07	26,515	26,515,000
Pasadena ISD GO Munitops Trust Certificates Series 2006-57 DN (PSF Guaranty, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.50%(b)(c)	11/07/07	10,690	10,690,000
Socorro ISD GO Series 2005 ROC-RR-II-R-2222 DN (PSF Guaranty) (F-1+)
3.51%(b)(c)	11/07/07	2,480	2,480,000
Texas A&M University RB Series 2003 ROC-RR-II-R-4005 DN (Citigroup Financial Products Liquidity Facility) (VMIG-1)
3.51%(b)(c)	11/07/07	4,935	4,935,000
Texas Department of Transportation TECP (A-1+)
3.60%	11/02/07	10,000	10,000,000
Texas GO Eagle Series 2007A DN (Deutsche Bank Liquidity Facility) (A-1)
3.50%(b)(c)	11/07/07	5,000	5,000,000
Texas GO Eagle Trust Receipts Series 2006A-0126 DN (Citibank N.A. Liquidity Facility) (A-1+)
3.52%(b)(c)	11/07/07	5,700	5,700,000
Texas GO Municipal Trust Receipts Floaters Series 2005-1147 DN (Morgan Stanley Group SBPA) (F-1+)
3.50%(b)(c)	11/07/07	4,010	4,010,000
Texas GO Municipal Trust Receipts Floaters Series 2007-1873 DN (Morgan Stanley Group Liquidity Facility)
3.50%(b)(c)	11/07/07	6,665	6,665,000
Texas GO Series 2006-0122 DN (Citibank N.A. Liquidity Facility) (A-1+)
3.52%(b)(c)	11/07/07	7,650	7,650,000
Texas GO Series 2007 ROC-RR-II-R-9089 DN (Citigroup Financial Products Liquidity Facility) (VMIG-1)
3.51%(b)(c)	11/07/07	6,995	6,995,000
Texas GO Series 2007 ROC-RR-II-R-9090 DN (Citigroup Financial Products Liquidity Facility) (VMIG-1)
3.51%(b)(c)	11/07/07	4,285	4,285,000
Texas GO Series 2007 TRAN (SP-1+, MIG-1)
4.50%	08/28/08	70,000	70,453,794
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 ROC-RR-II-R-10014 DN (Dexia Credit Local Liquidity Facility) (A-1+, AA-)
3.58%(b)(c)	11/07/07	11,000	11,000,000
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 ROC-RR-II-R-10015 DN (Landesbank Hessen-Thueringen Girozentrale Liquidity Facility) (A-1, AA-)
3.58%(b)(c)	11/07/07	5,900	5,900,000
Texas Tech University RB Municipal Securities Trust Certificates Series 2002A DN (MBIA Insurance) (A-1)
3.50%(b)(c)	11/07/07	13,630	13,630,000
See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	29

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
Texas (Continued)
Travis County Housing Finance Corp. Student Housing RB (College Houses Project) Series 2006 DN (Wachovia Bank N.A. LOC) (A-1+)
3.46%(b)	11/07/07	$5,425	$5,425,000
University of Texas RB MERLOTS Trust Receipts Series 2003B-14 DN (Wachovia Bank N.A. SBPA) (VMIG-1)
3.34%(b)(c)	11/07/07	6,230	6,230,000
University of Texas TECP (A-1+, P-1)
3.45%	12/03/07	10,000	10,000,000

			394,974,174

Vermont — 1.1%
Vermont Economic Development Authority RB (Green Mountain College Project) Series 2003A DN (KeyBank N.A. LOC)
3.51%(b)	11/07/07	7,775	7,775,000
Vermont Educational & Health Buildings Financing Agency RB (Mt. Ascutney Hospital Project) Series 2005A DN (TD Banknorth N.A. LOC) (VMIG-1)
3.47%(b)	11/07/07	4,830	4,830,000
Vermont Educational & Health Buildings Financing Agency RB (Porter Hospital Project) Series 2005A DN (TD Banknorth N.A. LOC)
3.49%(b)	11/07/07	3,900	3,900,000
Winooski Special Obligation Bonds Series 2006A DN (TD Banknorth N.A. LOC) (VMIG-1)
3.61%(b)	11/01/07	22,200	22,200,000

			38,705,000

Virginia — 0.4%
Albemarle County IDRB (Jefferson Scholars Foundation Project) Series 2007 DN (SunTrust Bank LOC) (VMIG-1)
3.26%(b)	11/07/07	4,500	4,500,000
Hampton Roads Regional Jail Authority Facilities RB Series 2004 ROC-RR-II-R-2156 MB (MBIA Insurance, Citibank N.A. Liquidity Facility) (MIG-1)
3.70%(b)(c)	11/01/07	4,190	4,190,000
Richmond Public Utility RB Series 1998A MB (FGIC Insurance) (AAA, Aaa)
5.12%	11/07/07	3,500	3,544,970
Virginia Public School Authority RB Series 2003 ROC-RR-II-R-4050 DN (Citigroup, Inc. Liquidity Facility) (A-1+)
3.51%(b)(c)	11/07/07	100	100,000
Virginia Resources Authority Clean Water RB Municipal Trust Receipts Floaters Series 2007-1860 DN (Wells Fargo Bank N.A. LOC) (VMIG-1)
3.50%(b)(c)	11/07/07	1,115	1,115,000

			13,449,970

Washington — 3.0%
King County GO Series 1997D MB (AA1, Aaa)
5.70%	11/07/07	1,000	1,020,138
King County School District RB (Highline Public Schools Project) Municipal Securities Trust Certificates Series 2002 DN (FGIC Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.50%(b)(c)	11/07/07	11,750	11,750,000
Seattle GO Municipal Securities Trust Certificates Series 2003 SGA-142 DN (Societe Generale Group SBPA, Bear Stearns Capital Markets Liquidity Facility) (A-1+)
3.32%(b)(c)	11/07/07	4,000	4,000,000
Seattle Municipal Light & Power RB MERLOTS Trust Receipts Series 2001A-56 DN (FSA Insurance, Wachovia Bank N.A. Liquidity Facility) (VMIG-1)
3.34%(b)(c)	11/07/07	7,350	7,350,000
Spokane County School District No. 081 GO Series 2003 ROC-RR-II-R-4000 DN (FSA Insurance, Citibank N.A. Liquidity Facility) (VMIG-1)
3.51%(b)(c)	11/07/07	3,530	3,530,000
Washington Economic Development Finance Authority RB Series 2006-1531 DN (Morgan Stanley Group LOC) (A-1)
3.50%(b)(c)	11/07/07	2,136	2,136,500
Washington GO MERLOTS Trust Receipts Series 2006 DN (Wachovia Bank N.A. SBPA) (A-1+)
3.34%(b)(c)	11/07/07	12,445	12,445,000
Washington GO Piper Jaffray Trust Certificates Series 2002G DN (Bank of New York LOC) (VMIG-1)
3.52%(b)(c)	11/07/07	5,170	5,170,000
Washington GO PUTTERS Series 2007-2284 DN (MBIA Insurance, JPMorgan Chase Bank Liquidity Facility) (VMIG-1)
3.49%(b)(c)	11/07/07	24,150	24,150,000
Washington GO Series 2007 ROC-RR-II-R-759PB DN (FSA Insurance, PB Capital Corp. Liquidity Facility)
3.52%(b)(c)	11/07/07	8,040	8,040,000
Washington Housing Finance Commission Non-Profit RB (Emerald Heights Project) Series 2003 DN (Bank of America N.A. LOC) (A-1+, VMIG-1)
3.58%(b)	11/01/07	23,520	23,520,000

			103,111,638

West Virginia — 0.1%

West Virginia Economic Development Authority RB (Juvenile Correctional Project) Municipal Securities Trust Certificates Series 2002A DN (MBIA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)

3.50%(b)(c)	11/07/07	4,990	4,990,000

Wisconsin — 2.1%
Southeast Wisconsin Professional Baseball Park RB MERLOTS Trust Receipts Series 2000Y DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.34%(b)(c)	11/07/07	5,280	5,280,000
Wisconsin GO Series 2007 MB (AAA, Aaa)
4.50%	06/16/08	11,000	11,050,232
Wisconsin Health & Educational Facilities Authority RB (Marshfield Project) Series 2006B DN (M & I Marshall & Ilsley Bank LOC)
3.47%(b)	11/07/07	28,500	28,500,000
Wisconsin Health & Educational Facilities Authority RB (Mercy Alliance, Inc. Project) Series 2007 DN (M & I Marshall & Ilsley Bank LOC)
3.47%(b)	11/07/07	4,545	4,545,000
Wisconsin Health & Educational Facilities Authority RB (Oakwood Village Project) Series 2000B DN (M & I Marshall & Ilsley Bank LOC) (A-1)
3.47%(b)	11/07/07	2,295	2,295,000
Wisconsin Health & Educational Facilities Authority RB (St. Joseph’s Community Hospital Project) Series 2001 DN (M & I Marshall & Ilsley Bank LOC) (A-1)
3.47%(b)	11/07/07	9,300	9,300,000
Wisconsin School Districts Cash Flow Management Program COP Series 2007A-1 BAN (U.S. Bank N.A. LOC) (MIG-1)
4.50%	09/18/08	2,300	2,316,989
Wisconsin TECP
3.50%	12/04/07	10,450	10,450,000

			73,737,221

See accompanying notes to financial statements.

30	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments (concluded)	MuniFund
(Percentages shown are based on Net Assets)

			Value
TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 99.5% (Cost $3,470,827,865)			$3,470,827,865

	Maturity	Par (000)	Value
Affiliated Investments — 2.9%
Alaska — 0.3%
Alaska Housing Finance Corp. RB (Housing Development Project) Series 2002D DN (MBIA Insurance) (A-1+, VMIG-1)
3.45%(b)	11/07/07	$10,000	10,000,000

Florida — 0.1%
Pinellas County HFA RB Series 2004A DN (CDC Municipal Products, Inc. SBPA, Rabobank Guaranty) (VMIG-1)
3.56%(b)(c)	11/07/07	2,130	2,130,000

Kentucky — 0.8%
Kentucky Economic Development Finance Authority RB P-Float Trust Receipts (Hospital Facilities Project) Series 2001-509 DN (Merrill Lynch & Co. SBPA, National Australia Bank Ltd. LOC) (A-1)
3.63%(b)(c)(e)	11/07/07	27,520	27,520,000

Multi-State — 0.2%
Municipal Securities Pool Trust Receipts RB Series 2004-17 DN (Multiple Insurers, Societe Generale Group SBPA) (A-1+)
3.56%(b)(c)	11/07/07	5,370	5,370,000
Municipal Securities Pool Trust Receipts RB Series 2004-18 DN (Multiple Insurers, Societe Generale Group SBPA) (A-1+)
3.56%(b)(c)	11/07/07	2,590	2,590,000

			7,960,000

New Jersey — 0.1%
New Jersey Economic Development Authority RB P-Float Trust Receipts Series 2004 MT-035 DN (Assured Guaranty Ltd. Insurance, Landesbank Hessen-Thueringen Girozentrale SBPA) (A-1)
3.46%(b)(c)	11/07/07	2,200	2,200,000
New Jersey Health Care Facilities Financing Authority RB P-Float Trust Receipts Series 2001 PT-1319 DN (AMBAC Insurance, Merrill Lynch Capital Services SBPA) (A-1)
3.51%(b)(c)(e)	11/07/07	2,320	2,320,000

			4,520,000

New York — 0.1%
Triborough Bridge & Tunnel Authority RB P-Float Trust Receipts Series 2002 PA-956 DN (Merrill Lynch Capital Services Liquidity Facility) (A-1+)
3.48%(b)(c)(e)	11/07/07	5,000	5,000,000

Ohio — 0.1%
Hamilton County Hospital Facilities RB P-Float Trust Receipts Series 2001 PT-507 DN (Merrill Lynch & Co. Guaranty) (A-1+)
3.63%(b)(c)(e)	11/07/07	3,845	3,845,000

Pennsylvania — 0.5%
Delaware Valley Regional Finance Authority Local Government RB Series 2003 PT-749 DN (Landesbank Hessen-Thueringen Girozentrale SBPA) (A-1+)
3.50%(b)(c)	11/07/07	8,815	8,815,000
Pennsylvania Higher Educational Facilities Authority RB P-Float Trust Receipts Series 2004 MT-042 DN (Lloyds TSB Bank Plc LOC, Merrill Lynch Capital Services SBPA) (F-1+)
3.54%(b)(c)(e)	11/07/07	7,100	7,100,000

			15,915,000

Virginia — 0.7%
Chesterfield County IDRB P-Float Trust Receipts Series 2003 PT-886 DN (Merrill Lynch & Co. Guaranty) (F-1+)
3.63%(b)(c)(e)	11/07/07	24,995	24,995,000

TOTAL AFFILIATED INVESTMENTS (Cost $101,885,000)			101,885,000

TOTAL INVESTMENTS IN SECURITIES — 102.4% (Cost $3,572,712,865(a))			3,572,712,865
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%			(82,450,152)

NET ASSETS — 100.0%			$3,490,262,713

(a)	Aggregate cost for federal income tax purposes.
(b)	Rates shown are the rates as of October 31, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of October 31, 2007, the Fund held 44.5% of its net assets, with a current market value of $1,553,811,500, in securities restricted as to resale.

(d)	When-issued security.
(e)	Security insured by an affiliate.

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	31

Schedule of Investments As of October 31, 2007	MuniCash
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds — 93.2%
Alabama — 3.7%
Alabama Housing Financing Authority Single Family Mortgage RB Series 2006H AMT DN (Bayerische Landesbank Girozentrale Guaranty) (Aa2, VMIG-1)
3.62%(b)	11/07/07	$2,845	$2,845,000
Brundidge IDRB (Carter Brothers Project) Series 2001 AMT DN (Wachovia Bank N.A. LOC)
3.60%(b)	11/07/07	855	855,000
Columbia IDRB (Alabama Power Co. Project) Series 1995B DN (The Southern Co. Guaranty) (A-1, VMIG-1)
3.57%(b)	11/01/07	6,800	6,800,000
Jefferson County Economic IDRB (Conversion Technologies Project) Series 2006A AMT DN (First Commercial Bank LOC) (F-1)
3.53%(b)	11/07/07	1,365	1,365,000
Jefferson County GO Warrants Series 2001B DN (JPMorgan Chase & Co. Guaranty, Bayerische Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
3.55%(b)	11/01/07	3,835	3,835,000
Southeast Alabama Gas District RB (Supply Project) Series 2007A DN (Societe Generale Group SBPA) (VMIG-1)
3.58%(b)	11/01/07	18,910	18,910,000
Tuscaloosa IDRB Series 2000A AMT DN (Wachovia Bank N.A. LOC)
3.60%(b)	11/07/07	1,235	1,235,000
Vestavia Hills GO Series 2004B DN (Wachovia Bank N.A. LOC) (VMIG-1)
3.53%(b)	11/07/07	1,735	1,735,000

			37,580,000

Arizona — 1.7%
Cochise County Solid Waste Disposal PCRB (Arizona Natural Utilities Co-op, Inc. Project) Series 1994 AMT DN (A-1, VMIG-1)
3.75%(b)	03/03/08	3,300	3,300,000
Maricopa County IDA Single Family Mortgage RB Series 2005A AMT DN (Banque Nationale de Paribas SBPA) (A-1+, VMIG-1)
3.57%(b)(c)	11/07/07	7,000	7,000,000
Phoenix IDA Multi-Family Housing RB P-Float Trust Receipts Series 2005-PT-2940 AMT DN (Merrill Lynch & Co. SBPA)
3.54%(d)	09/07/06	7,110	7,110,000

			17,410,000

Arkansas — 0.5%
Arkansas Development Finance Authority Single Family Mortgage RB (Mortgage Backed Securities Program) Series 2006E AMT DN (State Street Bank & Trust Co. LOC) (A-1+)
3.51%(b)	11/07/07	5,000	5,000,000

California — 2.5%
California GO PUTTERS Series 2007-1695 DN (JPMorgan Chase Bank Liquidity Facility) (A-1, P-1)
3.59%(b)(c)	11/07/07	470	470,000
California GO Series 2007 RAN (A-1, P-1)
4.00%	06/30/08	20,000	20,081,800
California Housing Finance Agency Home Mortgage RB Series 2006C DN (Calyon Bank SBPA) (A-1+, VMIG-1)
3.55%(b)	11/01/07	100	100,000
Folsom Public Financing Authority Special Tax RB Municipal Trust Receipts Floaters Series 2007K-47 DN (AMBAC Insurance, Lehman Liquidity Co. Liquidity Facility) (VMIG-1)
3.23%(b)(c)	11/07/07	750	750,000
Sacramento Housing Authority Multi-Family Housing RB Series 2002F AMT DN (Federal National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. LOC) (A-1+, VMIG-1)
3.46%(b)	11/07/07	3,700	3,700,000

			25,101,800

Colorado — 0.5%
El Paso County Single Family Mortgage RB Series 2007C-44 AMT DN (Bank of New York LOC) (VMIG-1)
3.39%(b)(c)	11/07/07	5,375	5,375,000

District of Columbia — 1.0%
Metropolitan Airport Authority System RB PUTTERS Series 2007-2070 AMT DN (MBIA Insurance, JPMorgan Chase & Co. Liquidity Facility) (A-1+, AAA)
3.77%(b)(c)	11/07/07	10,000	10,000,000

Florida — 8.7%
Florida Gas Utilities RB (Gas Supply Project 2-A-1) Series 2006 DN (Multiple SBPA’s) (A-1+, VMIG-1)
3.43%(b)	11/07/07	54,200	54,200,000
Greater Orlando Aviation Authority RB (Special Purpose Cessna Aircraft Project) Series 2001 AMT DN (Textron, Inc. Guaranty) (A-2, P-1)
4.36%(b)	11/07/07	7,000	7,000,000
Jacksonville Economic Development Commission IDRB (Glasfloss Industries, Inc. Project) Series 2002 AMT DN (Huntington National Bank LOC)
3.70%(b)	11/07/07	1,770	1,770,000
Jacksonville Economic Development Commission IDRB (Tremron Jacksonville Project) Series 2000 AMT DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.58%(b)	11/07/07	1,650	1,650,000
Jacksonville Health Facilities Authority Hospital RB (Baptist Medical Center Project) Series 2001 DN (Wachovia Bank N.A. LOC) (A-1)
3.55%(b)	11/01/07	4,075	4,075,000
Jacksonville Health Facilities Authority Hospital RB (Charity Obligation Group Project) Series 1997C DN (MBIA Insurance, Bank of America N.A. Liquidity Facility) (A-1+, VMIG-1)
3.55%(b)	11/01/07	7,720	7,720,000
Lee County IDRB (Raymond Building Supply Corp. Project) Series 1997 AMT DN (SunTrust Bank LOC)
3.40%(b)	11/07/07	2,090	2,090,000
Miami Dade County Expressway Toll RB Series 2006-1004 DN (AMBAC Insurance, Bank of New York SBPA) (A-1+)
3.51%(b)(c)	11/07/07	3,400	3,400,000
Orange County Housing Finance Authority Multi-Family Housing RB Series 2007A AMT DN (Washington Mutual Liquidity Facility) (VMIG-1)
3.52%(b)	11/07/07	6,000	6,000,000

			87,905,000

Georgia — 1.2%
Clayton County Housing Authority Multi-Family Housing RB (Providence Place Apartments Project) Series 2006 AMT DN (AmSouth Bank of Alabama LOC) (VMIG-1)
3.51%(b)	11/07/07	300	300,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997A AMT DN (Wachovia Bank N.A. LOC)
3.53%(b)	11/07/07	1,000	1,000,000

See accompanying notes to financial statements.

32	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
Georgia (Continued)
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997B DN (Wachovia Bank N.A. LOC)
3.53%(b)	11/07/07	$1,000	$1,000,000
Laurens County IDRB (Aladdin Manufacturing Corp. Project) Series 1997 AMT DN (Wachovia Bank N.A. LOC)
3.53%(b)	11/07/07	1,000	1,000,000
Macon-Bibb County IDRB (Battle Lumber Co., Inc. Project) Series 2007 DN (U.S. Bank N.A. LOC) (VMIG-1)
3.53%(b)	11/07/07	5,500	5,500,000
Whitefield County Educational Development Authority RB (Aladdin Solid Waste Disposal Project) Series 1999 AMT DN (Wachovia Bank N.A. LOC)
3.53%(b)	11/07/07	3,100	3,100,000

			11,900,000

Illinois — 4.0%
Chicago IDRB (Promise Candy Project) Series 2001 AMT DN (LaSalle Bank N.A. LOC)
3.56%(b)	11/07/07	3,060	3,060,000
Chicago Multi-Family Housing RB Munitops Trust Certificates Series 2006 AMT DN (ABN-AMRO Bank N.V. LOC) (VMIG-1)
3.55%(b)(c)	11/07/07	6,955	6,955,000
Chicago Single Family Mortgage RB MERLOTS Trust Receipts Series 2007C-46 DN (Bank of New York LOC) (VMIG-1)
3.39%(b)(c)	11/07/07	5,370	5,370,000
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 DN (LaSalle Bank N.A. LOC) (A-1+)
3.63%(b)	11/07/07	1,565	1,565,000
Illinois Development Finance Authority IDRB (Cano Packaging Corp. Project) Series 2001 AMT DN (LaSalle Bank N.A. LOC)
3.61%(b)	11/07/07	1,910	1,910,000
Illinois Development Finance Authority IDRB (Freedman Seating Co. Project) Series 2005 AMT DN (LaSalle Bank N.A. LOC) (A-1)
3.55%(b)	11/07/07	2,240	2,240,000
Illinois Development Finance Authority IDRB (Harbortown Industries Project) Series 2000A AMT DN (LaSalle Bank N.A. LOC)
3.57%(b)	11/07/07	2,000	2,000,000
Illinois Development Finance Authority IDRB (Mason Corp. Project) Series 2000A AMT DN (LaSalle Bank N.A. LOC)
3.57%(b)	11/07/07	4,155	4,155,000
Illinois Educational Facilities Authority RB Series 2007 1B-3 TECP (Dexia Bank LOC) (A-1+)
3.66%	05/06/08	7,000	7,000,000
Illinois Finance Authority RB (Alternative Behavior Treatment Project) Series 2005 DN (JPMorgan Chase Bank LOC)
3.38%(b)	11/07/07	3,050	3,050,000
Illinois Housing Development Authority RB Series 2007H-2 AMT DN (A-1+, VMIG-1)
3.48%	11/07/07	2,000	2,000,000
Upper River Valley IDRB (Advanced Drainage System Project) Series 2002 AMT DN (National City Bank N.A. LOC)
3.56%(b)	11/07/07	1,400	1,400,000

			40,705,000

Indiana — 4.2%
Anderson Economic Development RB (Printer Zink, Inc. Project) Series 2004A AMT DN (U.S. Bank N.A. LOC) (A-1+)
3.60%(b)	11/07/07	1,780	1,780,000
Elkhart County Industrial Economic Development RB (Four Seasons Manufacturing, Inc. Project) Series 2000 AMT DN (National City Bank N.A. LOC)
3.61%(b)	11/07/07	885	885,000
Fort Wayne Economic Development Authority RB (Advanced Machine & Tool Project) Series 2001 AMT DN (National City Bank N.A. LOC)
3.61%(b)	11/07/07	1,370	1,370,000
Huntingburg Multi-Family Housing RB (Lincoln Village Apartments Project) Series 2000 AMT DN (Federal Home Loan Bank Guaranty)
3.58%(b)	11/07/07	2,250	2,250,000
Indiana Bond Bank RB (Advanced Funding Program) Series 2007A RAN (Bank of New York LOC) (SP-1+)
4.25%	01/31/08	3,800	3,805,491
Indiana Bond Bank RB (Mid-Year Funding Program) Series 2007A RAN (Bank of New York LOC) (SP-1+)
4.50%	05/20/08	4,500	4,517,925
Indiana Economic Development Finance Authority IDRB (Republic Services, Inc. Project) Series 2005 AMT DN (VMIG-2)
3.61%(b)	11/01/07	5,300	5,300,000
Indiana Economic Development Finance Authority RB (IVC Industrial Coatings, Inc. Project) Series 2000 AMT DN (Bank One N.A. LOC)
3.59%(b)	11/07/07	3,800	3,800,000
Indiana Economic Development Finance Authority RB (Saroyan Hardwoods, Inc. Project) Series 1994 AMT DN (Fifth Third Bank N.A. LOC)
3.88%(b)	11/07/07	500	500,000
Indiana Finance Authority RB PUTTERS Series 2006-1642 DN (JPMorgan Chase Bank Liquidity Facility) (VMIG-1)
3.51%(b)(c)	11/07/07	7,000	7,000,000
Indiana Housing & Community Development Authority Single Family Mortgage RB Series 2006E-2 AMT RAN (Rabobank Guaranty) (MIG-1, F-1+)
3.62%	12/20/07	3,210	3,210,000
Jeffersonville Economic Development Authority RB (Scansteel Project) Series 1998 AMT DN (National City Bank N.A. LOC, JPMorgan Chase Bank SBPA)
3.66%(b)	11/07/07	840	840,000
Kendallville Economic Developmental Authority RB (Parts Finishing Group Project) Series 2006 AMT DN (Huntington National Bank LOC)
3.70%(b)	11/07/07	2,725	2,725,000
Orleans Economic Development RB (Almana LLC Project) Series 1995 AMT DN (Bank One N.A. LOC)
3.60%(b)	11/07/07	900	900,000
Scottsburg Economic Development Authority RB (American Plastic Corp. Project) Series 2000 AMT DN (National City Bank N.A. LOC)
3.66%(b)	11/07/07	775	775,000
St. Joseph County Industrial Economic Development RB (Midcorr Land Development LLC Project) Series 2002 DN (National City Bank N.A. LOC)
3.56%(b)	11/07/07	3,065	3,065,000

			42,723,416

Iowa — 0.5%
Clear Lake Development RB (Joe Corbis Pizza Project) Series 2006 AMT DN (M&T Bank Corp. LOC) (A-1)
3.58%(b)	11/07/07	3,535	3,535,000

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	33

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
Iowa (Continued)
Dallas County IDRB (Sioux City Brick Project) Series 2000A AMT DN (Firstar Bank N.A. LOC)
3.73%(b)	11/07/07	$1,000	$1,000,000

			4,535,000

Kansas — 0.2%
Kansas Development Finance Authority RB (Delaware Highlands Project) Series 2005C AMT DN (Federal Home Loan Bank LOC, Arvest Bank LOC)
3.53%(b)	11/07/07	2,250	2,250,000

Kentucky — 2.8%
City of Wilder Industrial Building RB (Saratoga Investments LP Project) Series 1998 AMT DN (Fifth Third Bank N.A. LOC)
3.63%(b)	11/07/07	785	785,000
Dayton IDRB (Ramkat Enterprise Project) Series 2001 AMT DN (Peoples Bank LOC, Firstar Bank N.A. LOC)
3.68%(b)	11/07/07	945	945,000
Elsmere IDRB (International Mold Steel, Inc. Project) Series 1996 AMT DN (U.S. Bank N.A. LOC)
3.63%(b)	11/07/07	1,010	1,010,000
Jefferson County Industrial Building RB (Atlas Machine & Supply Co. Project) Series 1999 AMT DN (Bank One N.A. LOC)
3.73%(b)	11/07/07	3,320	3,320,000
Kentucky Economic Development Finance Authority Solid Waste Disposal RB (Republic Services, Inc. Project) Series 2005 AMT DN (A-2)
3.73%(b)	11/07/07	7,400	7,400,000
Louisville & Jefferson County Kentucky Regional Airport Authority Special Facilities RB (UPS Worldwide Forwarding Project) Series 1999B AMT DN (A-1+, VMIG-1)
3.60%(b)	11/01/07	5,900	5,900,000
Pulaski County Solid Waste Disposal RB (National Rural Utilities for East Kentucky Power Project) Series 1993B AMT DN (National Rural Utilities Guaranty) (VMIG-1)
3.75%(b)	02/15/08	8,500	8,500,000

			27,860,000

Louisiana — 1.9%
Donaldsonville IDRB (John Folse & Co., Inc. Project) Series 2003 DN (AmSouth Bank LOC)
3.53%(b)	11/07/07	2,150	2,150,000
East Baton Rouge RB Morgan Keegan Municipal Products, Inc. Trust Receipts Series 2007A AMT DN (Transamerica Life Insurance Co. Guaranty, Lloyds TSB Band Plc SBPA) (A-1+)
3.57%(b)(c)	11/07/07	3,000	3,000,000
Louisiana Housing Finance Agency RB (Housing Restoration Project) Series 2002A AMT DN (Regions Bank LOC) (A-1)
3.56%(b)	11/07/07	2,050	2,050,000
Louisiana Local Government Enviromental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000A DN (A-1+)
3.32%(b)	11/07/07	6,000	6,000,000
Louisiana Local Government Enviromental Facilities Community Development Authority RB (Ouachita Christian School, Inc. Project) Series 2002 DN (Bank One N.A. LOC)
3.68%(b)	11/07/07	1,140	1,140,000
New Orleans Finance Authority RB Morgan Keegan Municipal Products, Inc. Municipal Trust Receipts Floaters Series 2006G AMT DN (Lloyds TSB Bank Plc LOC) (A-1+)
3.57%(b)(c)	11/07/07	2,500	2,500,000
North Webster Parish IDRB (CSP Project) Series 2001 AMT DN (Regions Bank LOC)
3.53%(b)	11/07/07	2,425	2,425,000

			19,265,000

Maine — 1.1%
Maine Finance Authority RB (Brunswick Publishing Project) Series 2005 AMT DN (SunTrust Bank LOC) (A-1+)
3.53%(b)	11/07/07	1,800	1,800,000
Maine Housing Authority Mortgage Purchase RB Series 2006H AMT DN (A-1+, VMIG-1)
3.62%(b)	12/17/07	9,000	9,000,000

			10,800,000

Maryland — 2.6%
Maryland Community Development Administration RB Municipal Securities Trust Certificates Series 2007-7057 AMT DN (Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.55%(b)(c)	11/07/07	4,650	4,650,000
Maryland Economic Development Corp. RB (Acadia Todds Lane LLC Facilities Project) Series 2006 AMT DN (M&T Bank Corp. LOC) (A-1)
3.53%(b)	11/07/07	5,650	5,650,000
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Facilities Project) Series 2007 AMT DN (Manufacturers & Traders Trust Co. LOC) (A-1)
3.53%(b)	11/07/07	5,490	5,490,000
Maryland Economic Development Corp. RB (Joe Corbis Pizza Project) Series 2000 AMT DN (M&T Bank Corp. LOC) (A-1)
3.58%(b)	11/01/07	870	870,000
Maryland Economic Development Corp. RB (Lithographing Co. Project) Series 2001 AMT DN (M&T Bank Corp. LOC) (A-1)
3.53%(b)	11/07/07	1,920	1,920,000
Maryland Economic Development Corp. RB (Pharmaceutics International Project) Series 2001A AMT DN (M&T Bank Corp. LOC) (A-1)
3.58%(b)	11/07/07	4,960	4,960,000
Maryland Economic Development Corp. RB (Redrock LLC Facilities Project) Series 2002 DN (M&T Bank Corp. LOC) (VMIG-1)
3.58%(b)	11/07/07	2,200	2,200,000

			25,740,000

Michigan — 6.4%
Detroit Economic Development Authority RB MERLOTS Trust Receipts Series 2001A-90 AMT DN (AMBAC Insurance, Wachovia Bank N.A. LOC) (VMIG-1)
3.42%(b)(c)	11/07/07	2,500	2,500,000
Detroit GO Series 2007 TAN (Scotiabank LOC) (SP-1+)
4.50%	03/01/08	3,000	3,007,642
Detroit Sewer & Disposal Authority RB Series 2001E MB (FGIC Insurance, DEPFA Bank Plc Liquidity Facility) (A-1+, MIG-1)
3.74%(b)	07/10/08	4,000	4,000,000
Michigan Municipal Bond Authority GO Series 2007B-2 RAN (Scotiabank LOC) (SP-1+)
4.50%	08/20/08	4,400	4,427,827
Michigan Strategic Fund Ltd. Obligation RB (America Group LLC Project) Series 2000 AMT DN (Bank One N.A. LOC)
3.58%(b)	11/07/07	3,200	3,200,000

See accompanying notes to financial statements.

34	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
Michigan (Continued)
Michigan Strategic Fund Ltd. Obligation RB (Bayloff Properties Project) Series 1998 AMT DN (National City Bank N.A. LOC)
3.66%(b)	11/07/07	$1,000	$1,000,000
Michigan Strategic Fund Ltd. Obligation RB (Conway Products Project) Series 2001 AMT DN (Comerica Bank N.A. LOC)
3.61%(b)	11/07/07	1,730	1,730,000
Michigan Strategic Fund Ltd. Obligation RB (Dow Chemical Project) Series 2003B-1 DN (A-2, P-2)
3.80%(b)	11/07/07	450	450,000
Michigan Strategic Fund Ltd. Obligation RB (G&B Tech LLC Project) Series 2005 AMT DN (Huntington National Bank LOC)
3.70%(b)	11/07/07	1,570	1,570,000
Michigan Strategic Fund Ltd. Obligation RB (Hannah Technical Project) Series 2002 AMT DN (Comerica Bank N.A. LOC)
3.61%(b)	11/07/07	3,200	3,200,000
Michigan Strategic Fund Ltd. Obligation RB (John A Van Bosch Co. Project) Series 2006 AMT DN (Huntington National Bank LOC)
3.70%(b)	11/07/07	2,000	2,000,000
Michigan Strategic Fund Ltd. Obligation RB (K&K Management Co. Project) Series 2000 AMT DN (Huntington National Bank LOC)
3.73%(b)	11/07/07	1,000	1,000,000
Michigan Strategic Fund Ltd. Obligation RB (Kay Screen Printing, Inc. Project) Series 2000 AMT DN (Bank One N.A. LOC)
3.73%(b)	11/07/07	2,720	2,720,000
Michigan Strategic Fund Ltd. Obligation RB (Midwest Glass Fabricators, Inc. Project) Series 2001 DN (Huntington National Bank LOC)
3.70%(b)	11/07/07	1,870	1,870,000
Michigan Strategic Fund Ltd. Obligation RB (PFG Enterprises, Inc. Project) Series 2001 AMT DN (Huntington National Bank LOC)
3.73%(b)	11/07/07	200	200,000
Michigan Strategic Fund Ltd. Obligation RB (Pyper Products Corp. Project) Series 2002 AMT DN (Comerica Bank N.A. LOC)
3.61%(b)	11/07/07	2,335	2,335,000
Michigan Strategic Fund Ltd. Obligation RB (Saginaw Production Corp. Project) Series 2001 AMT DN (Comerica Bank N.A. LOC)
3.61%(b)	11/07/07	2,180	2,180,000
Michigan Strategic Fund Ltd. Obligation RB (Total Business Systems Project) Series 1998 AMT DN (Comerica Bank N.A. LOC)
3.61%(b)	11/07/07	2,100	2,100,000
Oakland County Economic Development Corp. RB (Exhibit Enterprises, Inc. Project) Series 2004 AMT DN (Comerica Bank N.A. LOC)
3.61%(b)	11/07/07	6,550	6,550,000
Oakland County Economic Development Corp. RB (Glass & Mirror Craft Industries, Inc. Project) Series 2000 AMT DN (Bank One N.A. LOC)
3.56%(b)	11/07/07	3,600	3,600,000
Wayne State University RB Munitops Trust Certificates Series 2006-61 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+)
3.50%(b)(c)	11/07/07	4,215	4,215,000
Zeeland Hospital Finance Authority RB (Zeeland Community Hospital Project) Series 2004 DN (Huntington National Bank LOC) (A-2)
3.60%(b)	11/07/07	10,300	10,300,000

			64,155,469

Minnesota — 1.2%
Becker GO (Various Certificates) Series 2004 AMT DN (Bank of New York LOC) (A-1+, VMIG-1)
3.55%(b)(c)	11/07/07	9,995	9,995,000
Becker IDRB (Plymouth Foam Project) Series 2004 DN (Associated Bank N.A. LOC)
3.56%(b)	11/07/07	1,770	1,770,000

			11,765,000

Missouri — 1.8%
Bridgeton IDRB (Gold Dust LLC Project) Series 2000A AMT DN (Commerce Bank N.A. LOC)
3.63%(b)	11/07/07	1,565	1,565,000
Missouri Development Finance Board RB (Kopytek Printing Project) Series 2007 AMT DN (M & I Marshall & Ilsley Bank LOC) (A-1)
3.57%(b)	11/07/07	4,000	4,000,000
Palmyra IDA Solidwaste Disposal RB (BASF Corp. Project) Series 2002 AMT DN (BASF Aktiengesellsch Liquidity Facility) (A-1+)
3.32%(b)	11/07/07	4,000	4,000,000
St. Charles County IDRB (Austin Machine Co. Project) Series 2003A DN (Bank of America N.A. LOC)
3.58%(b)	11/07/07	1,720	1,720,000
St. Charles County IDRB (Patriot Machine, Inc. Project) Series 2002 AMT DN (U.S. Bank N.A. LOC)
3.60%(b)	11/07/07	3,185	3,185,000
St. Louis IDRB Series 2005A AMT DN (M & I Marshall & Ilsley Bank LOC) (A-1)
3.58%(b)	11/07/07	3,480	3,480,000

			17,950,000

Montana — 0.1%
Montana Housing Board RB MERLOTS Trust Receipts Series 2002A-19 AMT DN (Wachovia Bank N.A. LOC) (VMIG-1)
3.39%(b)(c)	11/07/07	1,205	1,205,000

Multi-State — 3.8%
Clipper Tax-Exempt Certificates Trust RB (Certified Partner Multi-State Project) Series 2005-31 DN (AMBAC Insurance, FSA Insurance, State Street Bank & Trust Co. SBPA) (VMIG-1)
3.55%(b)(c)	11/07/07	11,509	11,509,000
Federal Home Loan Mortgage Corp. Variable Rate Demand Certificates (Multi-Family Housing Project) Series 2005A-M005 AMT DN (Federal Home Loan Mortgage Corp. Guaranty) (AAA)
3.67%(b)	11/07/07	22,591	22,590,669
Lehman RB Municipal Trust Receipts Floaters Series 2007-P13 DN (Multiple Insurers, Lehman Liquidity Co. Liquidity Facility)
3.64%(b)(c)	11/01/07	2,500	2,500,000

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	35

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
Multi-State (Continued)
UBS Municipal Certificates GO Series 2007 DN (Multiple Insurers, Bank Nationale de Paribas Liquidity Facility) (A-1+)
3.53%(b)(c)	11/07/07	$2,080	$2,080,000

			38,679,669

New Hampshire — 0.2%
New Hampshire Business Finance Authority Industrial Facilities RB (Felton Brush, Inc. Project) Series 1997 AMT DN (KeyBank N.A. LOC) (VMIG-1)
3.40%(b)	11/07/07	845	845,000
New Hampshire Business Finance Authority Industrial Facilities RB (JMT Properties LLC Project) Series 2002 AMT DN (M&T Bank Corp. LOC) (A-1)
3.35%(b)	11/07/07	1,645	1,645,000

			2,490,000

New Jersey — 0.4%
New Jersey Economic Development Authority RB Series 2004 ROC-RR-II-R-309 DN (Assured Guaranty Ltd. Insurance, Citibank N.A. Liquidity Facility) (VMIG-1)
3.51%(b)(c)	11/07/07	3,330	3,330,000
University Medicine & Dentistry RB Series 2002B DN (AMBAC Insurance, Fleet National Bank SBPA) (VMIG-1)
3.43%(b)	11/07/07	300	300,000

			3,630,000

New Mexico — 0.2%
New Mexico Mortgage Finance Authority RB Series 2007-56TP AMT DN (The Goldman Sachs Group, Inc. Liquidity Facility) (A-1)
3.52%(b)(c)	11/07/07	2,200	2,200,000

New York — 4.6%
Lewis County IDRB (Climax Manufacturing Co. Project) Series 2000 AMT DN (M&T Bank Corp. LOC) (A-1, VMIG-1)
3.55%(b)	11/07/07	1,230	1,230,000
Metropolitan Transportation Authority RB (Dedicated Tax Fund Project) Series 2002B DN (FSA Insurance, Dexia Credit Local SBPA) (A-1+)
3.40%(b)	11/07/07	12,700	12,700,000
New York City IDA Special Facilities RB (Air Express International Corp. Project) Series 1997 AMT DN (Citibank N.A. LOC) (A-1+)
3.33%(b)	11/07/07	5,000	5,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2005AA-1 DN (State Street Bank & Trust Co. SBPA) (A-1+, VMIG-1)
3.50%(b)	11/01/07	19,600	19,600,000
New York Power Authority Series 2007-1 TECP (Bank of Nova Scotia LOC) (A-1, P-1)
3.72%	11/20/07	5,000	5,000,000
Ulster IDRB (Viking Industries, Inc. Project) Series 1998A AMT DN (KeyBank N.A. LOC)
3.40%(b)	11/07/07	1,090	1,090,000
Yates County IDRB (Coach & Equipment Manufacturing Corp. Project) Series 2000A AMT DN (M&T Bank Corp. LOC) (A-1+)
3.55%(b)	11/07/07	1,595	1,595,000

			46,215,000

North Carolina — 1.5%
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2005B DN (Bank of America N.A. SBPA) (A-1+, VMIG-1)
3.55%(b)	11/01/07	700	700,000
Cleveland County Industrial Facilities & Pollution Control Financing Authority RB (Chris Craft Corp. Project) Series 2007 AMT DN (Regions Bank LOC) (A-1)
3.50%(b)	11/07/07	4,905	4,905,000
Mecklenburg County Industrial Facilities PCRB (Piedmont Plastics Project) Series 1997 AMT DN (Branch Banking & Trust Co. LOC) (Aa3, VMIG-1)
3.58%(b)	11/07/07	1,000	1,000,000
North Carolina Housing Finance Agency RB Series 2002 ROC-RR-II-R-175 AMT DN (Citibank N.A. Liquidity Facility) (VMIG-1)
3.59%(b)(c)	11/07/07	2,075	2,075,000
North Carolina Port Authority RB (Wilmington Bulk LLC Project) Series 2001A AMT DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.58%(b)	11/07/07	1,165	1,165,000
North Carolina Port Authority RB Series 2006A-2 AMT DN (Bank of America N.A. LOC) (VMIG-1)
3.35%(b)	11/07/07	1,100	1,100,000
Rutherford County Industrial Facilities PCRB (Thieman Metal Technology Project) Series 1998 AMT DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.58%(b)	11/07/07	1,650	1,650,000
Sampson County Industrial Facilities PCRB (Dubose Strapping, Inc. Project) Series 2003 AMT DN (Wachovia Bank N.A. LOC)
3.60%(b)	11/07/07	2,160	2,160,000
Wake County HFA RB (Casa Melvid Multi-Family Housing Project) Series 2001A AMT DN (SunTrust Bank LOC) (VMIG-1)
3.36%(b)	11/07/07	700	700,000

			15,455,000

North Dakota — 0.6%
Mercer County Solid Waste Disposal RB (National Rural Utilities United Power Project) Series 1993U AMT DN (National Rural Utilities LOC) (A-1, P-1)
3.78%(b)	11/07/07	5,000	5,000,000
North Dakota Housing Finance Agency RB Series 2001A-19 AMT DN (Wachovia Bank N.A. LOC) (VMIG-1)
3.39%(b)(c)	11/07/07	1,285	1,285,000

			6,285,000

Ohio — 5.2%
Akron Income Tax RB (Community Learning Centers Project) Munitops Trust Certificates Series 2004A DN (FGIC Insurance, ABN-AMRO Bank N.V. SBPA) (A-1, F-1+)
3.50%(b)(c)	11/07/07	2,000	2,000,000
American Municipal Power, Inc. GO (Cleveland Public Power Project) Series 2007 BAN
3.78%	08/14/08	1,000	1,000,000
Butler County Economic Development RB (Great Miami Valley YMCA Project) Series 2000 DN (U.S. Bank N.A. LOC)
3.47%(b)	11/07/07	2,490	2,490,000
Cambridge City Hospital Facilities Authority RB (Regional Medical Center Project) Series 2001 DN (National City Bank N.A. LOC) (VMIG-1)
3.47%(b)	11/07/07	1,800	1,800,000
Cuyahoga County RB (Great Lakes Brewing Co. Project) Series 2007 AMT DN (Huntington National Bank LOC)
3.70%(b)	11/07/07	1,000	1,000,000
Dayton-Montgomery County Port Authority RB (DHL 2007 Project) Series 2007C AMT DN (Deutsche Post AG Guaranty) (A-1, VMIG-1)
3.42%(b)	11/07/07	9,000	9,000,000

See accompanying notes to financial statements.

36	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments (continued)`	MuniCash
(Percentages shown are based on Net Assets)

		Par
	Maturity	(000)	Value
Municipal Bonds (Continued)
Ohio (Continued)
Delaware County Economic Development RB (The Columbus Zoological Park Association, Inc. Project) Series 2003 DN (Huntington National Bank LOC)
3.60%(b)	11/07/07	$10	$10,000
Delaware County IDRB (Air Waves, Inc. Project) Series 1995 DN (KeyBank N.A. LOC)
3.40%(b)	11/07/07	320	320,000
Dover GO (Municipal Electric Systems Improvements Project) Series 2007 BAN
4.25%	06/05/08	485	486,468
Franklin County Health Care Facilities RB (Heritage Day Health Centers Project) Series 2002 DN (Huntington National Bank LOC)
3.60%(b)	11/07/07	735	735,000
Licking County GO Series 2006 BAN
4.25%	11/28/07	480	480,222
Mahoning County IDRB (Serra Land Project) Series 1997 AMT DN (KeyBank N.A. LOC)
3.40%(b)	11/07/07	895	895,000
Mason GO (Downtown Improvements Project) Series 2007 BAN
4.50%	06/04/08	1,685	1,692,668
Montgomery County RB (Catholic Health Project) Series 2006B-2 DN (VMIG-1)
3.25%(b)	11/07/07	2,800	2,800,000
Ohio GO (Common Schools Project) Series 2005A DN (A-1+, VMIG-1)
3.25%(b)	11/07/07	1,100	1,100,000
Ohio Higher Educational Facility RB (Cedarville University Project) Series 2004 DN (KeyBank N.A. LOC)
3.51%(b)	11/07/07	1,800	1,800,000
Ohio Housing Finance Agency Mortgage RB MERLOTS Trust Receipts Series 2005A-10 AMT DN (Wachovia Bank N.A. SBPA) (VMIG-1)
3.39%(b)(c)	11/07/07	3,255	3,255,000
Ohio Solid Waste RB (Republic Services, Inc. Project) Series 2005 AMT DN (A-2)
3.73%(b)	11/07/07	8,000	8,000,000
Stark County IDRB (Thakar Properties LLC Project) Series 2002 AMT DN (National City Bank N.A. LOC)
3.56%(b)	11/07/07	380	380,000
Summit County Port Authority RB (Meadow Lane Building LLC Project) Series 2003A AMT DN (KeyBank N.A. LOC)
3.58%(b)	11/07/07	2,160	2,160,000
Toledo GO Munitops Trust Certificates Series 2004-18 DN (FGIC Insurance, State Aid Withholding Guaranty, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.85%(b)(c)	11/07/07	9,995	9,995,000
Trumbull County IDRB (Ellwood Engineered Project) Series 2004 AMT DN (KeyBank N.A. LOC)
3.58%(b)	11/07/07	400	400,000

			51,799,358

Oklahoma — 0.7%
Muskogee Transport Authority IDRB (Metals USA, Inc. Project) Series 1998 AMT DN (Bank One N.A. LOC)
3.59%(b)	11/07/07	2,850	2,850,000
Oklahoma City IDRB Series 1998 AMT DN (Bank One N.A. LOC)
3.73%(b)	11/07/07	1,480	1,480,000
Oklahoma Development Finance Authority RB (ConocoPhillips Co. Project) Series 2002B DN (ConocoPhillips Co. Guaranty) (A-2, VMIG-2)
3.37%(b)	11/07/07	2,500	2,500,000

			6,830,000

Oregon — 0.6%

Oregon Housing & Community Services Department RB (Redwood Park Apartments Project) Series 2005F AMT DN (Federal National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Liquidity Facility) (VMIG-1)

3.50%(b)	11/07/07	5,900	5,900,000

Pennsylvania — 3.5%
Erie County IDRB (Fountainhead Project) Series 2006 AMT DN (Huntington National Bank LOC)
3.70%(b)	11/07/07	2,180	2,180,000
Pennsylvania Economic Development Financing Authority Waste Water Treatment RB (Sunoco, Inc. Project) Series 2004A AMT DN (Sunoco, Inc. Guaranty) (A-2, P-2)
3.66%(b)	11/07/07	5,800	5,800,000
Pennsylvania Economic Development Financing Authority Waste Water Treatment RB (Sunoco, Inc. Project) Series 2004B AMT DN (Sunoco, Inc. Guaranty) (A-2)
3.47%(b)	11/07/07	8,500	8,500,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB MERLOTS Trust Receipts Series 2006B-15 AMT DN (Wachovia Bank N.A. LOC) (A-1+)
3.39%(b)(c)	11/07/07	5,260	5,260,000
Philadelphia School District GO Series 2007A TRAN (Bank of America N.A. LOC) (SP-1+, MIG-1)
4.50%	06/27/08	5,925	5,954,194
Venango County IDRB (Scrubgrass Project) Series 2007-90B AMT TECP (A-1+, P-1)
3.62%	11/14/07	7,000	7,000,000

			34,694,194

Puerto Rico — 0.7%
Puerto Rico Electric Power Authority RB PUTTERS Series 2000-164 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1+)
3.45%(b)(c)	11/07/07	7,300	7,300,000

South Carolina — 2.5%
Greenwood County Exempt Facility IDRB (Fuji Photo Film Project) Series 2004 AMT DN (Fuji Film Corp. Guaranty) (A-1+)
3.60%(b)	11/07/07	12,200	12,200,000
Ridgeland RB (Ridgeland LLC Project) Series 2006A AMT DN (Columbus Bank & Trust LOC) (F-1)
3.53%(b)	11/07/07	2,230	2,230,000
South Carolina Housing Finance & Development RB (Arrington Place Apartment Project) Series 2001 AMT DN (SunTrust Bank LOC) (VMIG-1)
3.36%(b)	11/07/07	1,100	1,100,000
South Carolina Jobs Economic Development Authority RB (Finn Property LLC Project) Series 2006 AMT DN (SunTrust Bank LOC) (Aa2, VMIG-1)
3.36%(b)	11/07/07	2,950	2,950,000
South Carolina Jobs Economic Development Authority RB (Holcim U.S., Inc. Project) Series 2003 AMT DN (Comercia Bank N.A. LOC) (A-1)
3.61%(b)	11/07/07	6,250	6,250,000

			24,730,000

South Dakota — 0.4%
Spink County Solid Waste Disposal RB (United Feeders LLP) Series 2007 AMT DN (Wells Fargo Bank N.A. LOC)
3.53%(b)	11/07/07	3,800	3,800,000

Tennessee — 3.2%
Chattanooga IDRB (T.B. Woods Inc. Project) Series 1997 AMT DN (M&T Bank Corp. LOC)
3.58%(b)	11/07/07	2,290	2,290,000

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	37

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
Tennessee (Continued)
Coffee County IDRB (Comtec Polymers, Inc. Project) Series 1997 AMT DN (Bank of America N.A. LOC)
3.63%(b)	11/07/07	$1,200	$1,200,000
Grundy County IDRB (Toyota Seat Project) Series 2001 AMT DN (Comerica Bank N.A. LOC)
3.61%(b)	11/07/07	2,385	2,385,000
Jackson Health Educational & Housing Facility Board Multi-Family Housing RB (East Pointe LLC Project) Series 2006 AMT DN (Transamerica Occidental Life Insurance) (A-1+)
3.78%(b)	11/07/07	5,100	5,100,000
Metropolitan Government of Nashville & Davidson County IDRB (Family LLC Project) Series 2002 AMT DN (SunTrust Bank LOC) (F-1+)
3.36%(b)	11/07/07	2,800	2,800,000
Morgan Keegan Municipal Products, Inc. RB Trust Receipts Series 2007F DN (Banque Nationale de Paribas SBPA) (A-1+, VMIG-1)
3.57%(b)(c)	11/07/07	3,020	3,020,000
Morristown IDRB (Petoskey Plastic Project) Series 1999 AMT DN (Comerica Bank N.A. LOC)
3.61%(b)	11/07/07	1,080	1,080,000
Municipal Energy Acquistion Corp. of Tennessee Gas RB PUTTERS Series 2006-1578 DN (Morgan Guaranty Trust LOC) (VMIG-1)
3.55%(b)(c)	11/07/07	9,000	9,000,000
Tennergy Corp. Gas RB BNP Paribas STARS Certificates Trust Series 2006-001 DN (BNP Paribas Liquidity Facility) (VMIG-1)
3.55%(b)(c)	11/07/07	5,000	5,000,000

			31,875,000

Texas — 11.0%
Brazos Industrial Development Corp. Environmental Facilities RB (ConocoPhillips Co. Project) Series 2003 AMT DN (A-2, VMIG-2)
3.37%(b)	11/07/07	2,000	2,000,000
Dallas County Community College GO Series 2007 TECP (Dexia Bank LOC) (A-1, P-1)
3.55%	11/06/07	25,000	25,000,000
Harris County RB (Toll Road Unlimited Tax & Subordinate Lien Revenue Refunding Bonds Project) Series 2003 MB (AA+, Aa1)
5.00%	08/01/08	1,800	1,817,028
Lower Neches Valley Authority PCRB (Chevron USA, Inc. Project) Series 1987 DN (Chevron Corp. Guaranty) (A-1+, P-1)
3.79%(b)	02/15/08	5,010	5,010,000
Montgomery County IDRB (Sawyer Research Products, Inc. Project) Series 1995 AMT DN (KeyBank N.A. LOC)
3.42%(b)	11/07/07	742	742,000
Port Corpus Christi Nueces Solid Waste Disposal Authority RB (Flint Hills Resources Project) Series 2006 AMT DN (A-1, P-1)
3.55%(b)	11/07/07	2,000	2,000,000
Red River Education Finance RB (Texas Christian University Project) Series 2000 DN (VMIG-1)
3.23%(b)	11/07/07	9,300	9,300,000
San Marcos IDRB (TB Woods, Inc. Project) Series 1999 AMT DN (M&T Bank Corp. LOC)
3.58%(b)	11/07/07	3,000	3,000,000
South Plains Housing Corp. Single Family RB MERLOTS Trust Receipts Series 2002A-11 AMT DN (Government National Mortgage Assoc. Guaranty, Wachovia Bank N.A. SBPA) (VMIG-1)
3.39%(b)(c)	11/07/07	1,220	1,220,000
Texas College GO (Student Loans Project) Series 2006 AMT MB (State Street Bank & Trust SBPA) (A-1+, VMIG-1)
3.75%	08/01/08	5,000	5,000,000
Texas GO Series 2007 TRAN (SP-1+, MIG-1)
4.50%	08/28/08	50,000	50,324,129
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 ROC-RR-II-R-10014 DN (Dexia Credit Local Liquidity Facility) (A-1+, AA-)
3.58%(b)(c)	11/07/07	3,400	3,400,000
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 ROC-RR-II-R-10015 DN (Landesbank Hessen-Thueringen Girozentrale Liquidity Facility) (A-1, AA-)
3.58%(b)(c)	11/07/07	1,800	1,800,000

			110,613,157

Virginia — 3.4%
Albemarle County IDRB (Jefferson Scholars Foundation Project) Series 2007 DN (SunTrust Bank LOC) (VMIG-1)
3.26%(b)	11/07/07	4,500	4,500,000
Botetourt County IDRB (Altec Industries Project) Series 2001 AMT DN (AmSouth Bank of Alabama LOC) (A-1)
3.56%(b)	11/07/07	2,600	2,600,000
Cabell Lifecare Facilities RB (Foster Foundation Project) Series 2003 DN (Huntington National Bank LOC)
3.60%(b)	11/07/07	4,270	4,270,000
Norfolk Redevelopment & Housing Authority Multi-Family Housing RB (Residential Rental Project) Series 2003 AMT DN (SunTrust Bank LOC)
3.41%(b)	11/07/07	1,938	1,938,000
Richmond IDRB (PM Beef Co. Project) Series 1997 AMT DN (Bank of America N.A. LOC)
3.68%(b)	11/07/07	1,400	1,400,000
Virginia Beach Development Authority Multi-Family Housing RB (Residential Rental Housing Project) Series 2002 AMT DN (SunTrust Bank LOC)
3.41%(b)	11/07/07	1,648	1,648,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-16 AMT DN (Wachovia Bank N.A. LOC) (A-1+)
3.39%(b)(c)	11/07/07	5,325	5,325,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-22 AMT DN (Wachovia Bank N.A. LOC) (A-1+)
3.39%(b)(c)	11/07/07	4,405	4,405,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006C-03 DN (Bank of New York SBPA) (A-1+)
3.39%(b)(c)	11/07/07	5,890	5,890,000
Virginia Housing Development Authority RB Series 2007A-3 AMT DN (A-1+, VMIG-1)
3.50%	11/07/07	2,000	2,000,000
Virginia Small Business Financing Authority RB (Coastal Development Group Project) Series 1989 AMT DN (Branch Banking & Trust Co. LOC)
3.50%(b)	11/07/07	55	55,000
Winchester Authority Residential Care Facility IDRB (Westminster-Cantenbury Project) Series 2005B DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.48%(b)	11/07/07	40	40,000

			34,071,000

See accompanying notes to financial statements.

38	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments (concluded)	MuniCash
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
Washington — 1.5%
Seattle Housing Authority RB (High Point Project Phase II) Series 2007 AMT DN (Key Bank N.A. LOC) (A-1)
3.54%(b)	11/07/07	$4,500	$4,500,000
Washington Economic Development Finance Authority RB (Delta Marine Industries) Series 2007A AMT DN (Key Bank N.A. LOC) (A-1+)
3.58%(b)	11/07/07	10,000	10,000,000
Washington Housing Finance Commission Non-Profit RB (Emerald Heights Project) Series 2003 DN (Bank of America N.A. LOC) (A-1+, VMIG-1)
3.58%(b)	11/01/07	400	400,000
Yakima County Public Corp. RB (Michelsen Packaging Co. Project) Series 2000 AMT DN (Bank of America N.A. LOC) (A-1+)
3.53%(b)	11/07/07	495	495,000

			15,395,000

Wisconsin — 1.3%
Kohler Village Solid Waste Disposal RB (Kohler Project) Series 1997 AMT DN (Wachovia Bank N.A. LOC)
3.52%(b)	11/07/07	4,000	4,000,000
Mequon IDRB (Johnson Level GRW Investment Project) Series 1995 AMT DN (Bank One N.A. LOC)
3.73%(b)	11/07/07	420	420,000
Oshkosh IDRB (Oshkosh Coil Spring Project) Series 2000A AMT DN (Bank One N.A. LOC)
3.73%(b)	11/07/07	1,960	1,960,000
Wisconsin GO Series 2007 MB (AAA, Aaa)
4.50%	06/16/08	3,300	3,315,069
Wisconsin Health & Educational Facilities RB (Pooled Loan Financing Program) Series 2002E DN (Associated Bank N.A. LOC) (VMIG-1)
3.63%(b)	11/07/07	1,890	1,890,000
Wisconsin School Districts Cash Flow Management Program COP Series 2007A-1 BAN (U.S. Bank N.A. LOC) (MIG-1)
4.50%	09/18/08	1,130	1,138,347

			12,723,416

Wyoming — 1.3%
Cheyenne IDRB (Grobet File Co., Inc. Project) Series 2001 AMT DN (National City Bank N.A. LOC)
3.56%(b)	11/07/07	2,000	2,000,000
Green River RB (Rhone-Poulenc LP Project) Series 1994 AMT DN (Commerce Bank N.A. LOC) (VMIG-1)
3.71%(b)	11/07/07	11,400	11,400,000

			13,400,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 93.2% (Cost $937,311,479)			937,311,479

Affillated Investments — 4.8%
District of Columbia — 0.2%
District of Columbia Housing Finance Agency RB Series 2004 PT-2391 AMT DN (MBIA Insurance, Merrill Lynch & Co. SBPA) (F-1+)
3.68%(b)(c)(d)	11/07/07	2,395	2,395,000

Multi-State — 2.5%
Municipal Securities Pool Trust Receipts RB Series 2004-17 DN (Multiple Insurers, Societe Generale Group SBPA) (A-1+)
3.56%(b)(c)	11/07/07	2,930	2,930,000
MuniMae Tax-Exempt Board Subsidiary LLC RB P-Float Trust Receipts Series 2005 PT-2691 AMT DN (Merrill Lynch & Co. Guaranty) (F-1+)
3.68%(b)(c)(d)	11/07/07	22,540	22,540,000

			25,470,000

Oregon — 0.2%
Oregon Homeowners RB (Trinity Draw Down Project) Series 2005 MT-134 AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA) (VMIG-1)
3.56%(b)(c)	11/07/07	1,880	1,880,000

Texas — 1.5%
Austin Housing Financial Corp. RB P-Float Trust Receipts Series 2005 PT-2578 AMT DN (Merrill Lynch & Co. Guaranty) (F-1+)
3.68%(b)(c)(d)	11/07/07	14,585	14,585,000

Virginia — 0.4%
Virginia Beach Development Authority Multi-Family Housing RB P-Float Trust Receipts Series 2005-2505 AMT DN (Merrill Lynch & Co. Guaranty) (F-1+)
3.68%(b)(c)(d)	11/07/07	3,745	3,745,000

TOTAL AFFILIATED INVESTMENTS (Cost $48,075,000)			48,075,000

TOTAL INVESTMENTS IN SECURITIES — 98.0% (Cost $985,386,479(a))			985,386,479
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.0%			20,387,705

NET ASSETS — 100.0%			$1,005,774,184

(a)	Aggregate cost for federal income tax purposes.
(b)	Rates shown are the rates as of October 31, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of October 31, 2007, the Fund held 21.3% of its net assets, with a current market value of $214,309,000, in securities restricted as to resale.

(d)	Security insured by an affiliate.

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	39

Schedule of Investments As of October 31, 2007	California Money Fund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds — 99.1%
California — 92.4%
Alameda County RB Municipal Securities Trust Certificates Series 2001-521 DN (MBIA Insurance, Morgan Stanley Group Liquidity Facility) (A-1+, VMIG-1)
3.48%(b)(c)	11/07/07	$3,395	$3,395,000
Alameda-Contra Costa Schools Financing Authority COP (Capital Improvement Financing Project) Series 1997F DN (Kredietbank N.V. LOC) (A-1+)
3.38%(c)	11/07/07	500	500,000
Alameda-Contra Costa Schools Financing Authority COP (Capital Improvement Financing Project) Series 2005M DN (Bank of Nova Scotia LOC) (A-1+)
3.33%(c)	11/07/07	1,700	1,700,000
Alhambra Unified School District GO (Land Aquisitions Notes Project) Series 2007 BAN
4.50%	06/30/08	2,925	2,938,790
Anaheim California Public Financing Authority RB Municipal Trust Receipts Floaters Series 2007-2011 DN (FGIC Insurance, Branch Banking & Trust Co. Liquidity Facility) (Aaa, VMIG-1)
3.45%(b)(c)	11/07/07	4,660	4,660,000
Anaheim Public Financing Authority Lease RB Municipal Trust Receipt Floaters Series 2007-1011 DN (FGIC Insurance, Bank of New York SBPA) (A-1+, AAA)
3.46%(b)(c)	11/07/07	6,665	6,665,000
Antelope Valley East RB Series 2007-126 DN (FGIC Insurance, Bank of America N.A. Liquidity Facility) (A-1+, AAA)
3.45%(b)(c)	11/01/07	4,260	4,260,000
Arcadia United School District GO PUTTERS Series 2007-1716 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility) (Aaa, VMIG-1)
3.46%(b)(c)	11/01/07	1,000	1,000,000

California Department of Water Resource Power Supply RB (Central Valley Project) Municipal Trust Receipts Floaters Series 2007-106G DN (The Goldman Sachs Group, Inc. Liquidity Facility, The Goldman Sachs Group, Inc. Guaranty) (A-1+, VMIG-1)

3.50%(b)(c)	11/07/07	25,430	25,430,000
California Department of Water Resource Power Supply RB PUTTERS Series 2004-459 DN (MBIA Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1+, AAA)
3.47%(b)(c)	11/07/07	3,105	3,105,000
California Department of Water Resource Power Supply RB Series 2002B-1 DN (Bank of New York, CALSTERS LOC) (A-1+, VMIG-1)
3.35%(c)	11/01/07	16,300	16,300,000
California Department of Water Resource Power Supply RB Series 2002B-5 DN (Bayersche Landesbank Girozentrale LOC, WestLB AG LOC) (A-1+, VMIG-1)
3.37%(c)	11/01/07	12,600	12,600,000
California Department of Water Resource Power Supply RB Series 2002C-4 DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
3.32%(c)	11/07/07	21,800	21,800,000
California Department of Water Resource Power Supply RB Series 2002C-9 DN (Citibank N.A. LOC) (A-1+, VMIG-1)
3.30%(c)	11/07/07	11,000	11,000,000
California Department of Water Resource Power Supply RB Series 2005F-3 DN (Bank of New York LOC, CalSTRS LOC) (VMIG-1, F-1+)
3.35%(c)	11/01/07	15,700	15,700,000
California Department of Water Resource Power Supply RB Series 2005F-4 DN (Bank of America N.A. LOC) (A-1+, VMIG-1)
3.35%(c)	11/01/07	10,100	10,100,000
California Department of Water Resource Power Supply RB Series 2005G-10 DN (FGIC Insurance, Depfa Bank Plc SBPA) (A-1+, VMIG-1)
3.28%(c)	11/07/07	3,900	3,900,000
California Department of Water Resource Power Supply RB Series 2005G-14 DN (FGIC Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA, Bayerische Landesbank Girozentrale SBPA) (A-1, VMIG-1)
3.32%(c)	11/07/07	12,600	12,600,000
California Department of Water Resource Power Supply RB Series 2005G-2 DN (Lloyds TSB Bank Plc LOC) (A-1+, VMIG-1)
3.32%(c)	11/07/07	4,800	4,800,000
California Department of Water Resource Power Supply RB Series 2005G-8 DN (MBIA Insurance, JPMorgan Chase Bank SBPA) (A-1+, VMIG-1)
3.29%(c)	11/07/07	11,000	11,000,000
California Economic Recovery GO Series 2004L-27 DN (Lehman Liquidity Co. Liquidity Facility) (A-1+, VMIG-1)
3.24%(b)(c)	11/07/07	40,925	40,925,000
California Economic Recovery RB Series 2004C-16 DN (FSA Insurance, Dexia Credit Local SBPA) (A-1+, VMIG-1)
3.13%(c)	11/07/07	3,500	3,500,000
California Economic Recovery RB Series 2004C-20 DN (XLCA Insurance, Dexia Credit Local SBPA) (VMIG-1)
3.08%(c)	11/07/07	27,150	27,150,000
California Economic Recovery RB Series 2004C-21 DN (XLCA Insurance, Dexia Credit Local SBPA) (A-1+, VMIG-1)
3.15%(c)	11/07/07	3,900	3,900,000
California Economic Recovery RB Series 2004C-3 DN (Landesbank Hessen Thuringen Girozentrale LOC) (A-1+, VMIG-1)
3.37%(c)	11/01/07	6,100	6,100,000
California Educational Facilities Authority RB (Pomona College Project) Series 2005B DN (A-1+, VMIG-1)
3.32%(c)	11/07/07	2,000	2,000,000
California GO (Kindergarten-University Project) Series 2002B-5 DN (State Street Bank & Trust Co. LOC) (A-1+, VMIG-1)
3.33%(c)	11/07/07	3,200	3,200,000
California GO Eclipse Funding Trust Series 2005-0004 DN (MBIA Insurance, U.S. Bank N.A. Liquidity Facility) (F-1+)
3.46%(b)(c)	11/07/07	9,070	9,070,000
California GO Municipal Securities Trust Certificates Series 2007-7066 DN (AMBAC Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.47%(b)(c)	11/07/07	11,250	11,250,000
California GO Municipal Trust Receipts Floaters Series 2006-K83-D DN (AMBAC Insurance, Lehman Liquidity Co. Liquidity Facility) (VMIG-1, Aaa)
3.23%(b)(c)	11/01/07	3,830	3,830,000
California GO Municipal Trust Receipts Floaters Series 2007-2003 DN (Morgan Stanley Municipal Funding Liquidity Facility) (A-1)
3.55%(b)(c)	11/07/07	35,240	35,240,000
California GO Municipal Trust Receipts Floaters Series 2007D DN (FSA Insurance, AMBAC Insurance, Lehman Liquidity Co. Liquidity Facility) (A-1, VMIG-1)
3.23%(b)(c)	11/07/07	7,900	7,900,000
California GO Munitops Trust Certificates Series 2003 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA ) (VMIG-1, F-1+)
3.45%(b)(c)	11/07/07	7,500	7,500,000

See accompanying notes to financial statements.

40	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments (continued)	California Money Fund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
California (Continued)
California GO Munitops Trust Certificates Series 2005-26 DN (CIFG Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+)
3.81%(b)(c)	11/14/07	$10,000	$10,000,000
California GO PUTTERS Series 2006-1255 DN (AMBAC Insurance, JPMorgan Chase Bank Liquidity Facility) (Aaa, VMIG-1)
3.47%(b)(c)	11/01/07	11,850	11,850,000
California GO PUTTERS Series 2007-1695 DN (JPMorgan Chase Bank Liquidity Facility) (A-1, P-1)
3.59%(b)(c)	11/07/07	1,815	1,815,000
California GO Series 2002 DN (XLCA Insurance, Morgan Stanley Group Liquidity Facility) (VMIG-1)
3.48%(b)(c)	11/07/07	3,705	3,705,000
California GO Series 2003B-3 DN (Banque Nationale de Paribas LOC, Bank of New York LOC, CALSTERS LOC) (A-1+, VMIG-1)
3.08%(c)	11/07/07	24,600	24,600,000
California GO Series 2005B-1 DN (Bank of America N.A. LOC) (A-1+, VMIG-1)
3.16%(c)	11/07/07	22,500	22,500,000
California GO Series 2007-041 DN (BNP Paribas Liquidity Facility) (A-1, VMIG-1)
3.46%(b)(c)	11/07/07	43,000	43,000,000
California GO Series 2007-1599 DN (MBIA Insurance, DEPFA Bank Plc Liquidity Facility) (A-1+, AAA)
3.48%(b)(c)	11/07/07	6,200	6,200,000
California GO Series 2007 RAN (A-1, P-1)
4.00%	06/30/08	32,000	32,130,880
California GO Series 2007 ROC-RR-II-R-765CE DN (Citibank N.A. Guaranty, Citibank N.A. Liquidity Facility) (Aaa, VMIG-1)
3.47%(b)(c)	11/01/07	5,950	5,950,000
California GO Series 2007 ROC-RR-II-R-9135 DN (FSA Insurance, Citigroup Financial Products Liquidity Facility) (A-1+)
3.47%(b)(c)	11/07/07	7,600	7,600,000
California Health Facilities Financing Authority RB (Kaiser Permanente Project) Series 2006C DN (A-1, F-1)
3.16%(c)	11/07/07	12,200	12,200,000
California Health Facilities Financing Authority RB Series 2002-591 DN (Morgan Stanley Group Liquidity Facility) (A-1+)
3.52%(b)(c)	11/07/07	3,500	3,500,000
California Infrastructure & Economic Development Bank RB (Academy of Motion Pictures Arts & Science Project) Series 2002 DN (AMBAC Insurance, JPMorgan Chase & Co. SBPA) (A-1+, VMIG-1)
3.45%(c)	11/07/07	2,500	2,500,000

California Infrastructure & Economic Development Bank RB (Bay Area Toll Bridges Project) Municipal Trust Receipts Floaters Series 2006K-61 DN (AMBAC Insurance, Lehman Liquidity Co. Liquidity Facility) (VMIG-1)

3.23%(b)(c)	11/07/07	9,300	9,300,000
California Infrastructure & Economic Development Bank RB (Goodwill Industries For Orange County Project) Series 2006 DN (Wells Fargo Bank N.A. LOC) (F-1+)
3.27%(c)	11/07/07	1,900	1,900,000
California Infrastructure & Economic Development Bank RB (Independent Systems Operator Project) Series 2004A DN (AMBAC Insurance, Bank of America N.A. SBPA, JPMorgan Chase & Co. SBPA) (A-1+, VMIG-1)
3.11%(c)	11/07/07	6,800	6,800,000
California Pollution Control Financing Authority PCRB (Pacific Gas & Electric Co. Project) Series 1996C DN (Bank of America N.A. LOC) (A-1+, VMIG-1)
3.38%(c)	11/01/07	2,800	2,800,000
California Public Work Board RB (Certified Partner Multi-State Project) Clipper Tax-Exempt Certificates Trust Series 2007-17 DN (State Street Bank & Trust Co. LOC) (VMIG-1, Aa3)
3.51%(b)(c)	11/01/07	6,085	6,085,000
California RB Municipal Securities Trust Receipts Series 1997 SGA-58 DN (FGIC Insurance, Societe Generale SBPA) (SP-1+, VMIG-1)
3.27%(b)(c)	11/07/07	1,700	1,700,000
California School Cash Reserve Program GO Series 2007A TRAN (Citigroup Financial Products Liquidity Facility) (SP-1)
4.25%	07/01/08	10,900	10,943,949
California Statewide Communities Development Authority RB Series 2007-1763 DN (Morgan Stanley Group Liquidity Facility) (AMBAC Insurance) (F-1+, AAA)
3.48%(b)(c)	11/01/07	20,700	20,700,000
California Statewide Communities Development Authority RB (Archer School For Girls, Inc. Project) Series 2005 DN (Allied Irish Bank Plc LOC) (VMIG-1)
3.32%(c)	11/07/07	5,820	5,820,000
California Statewide Communities Development Authority RB (Kaiser Permanente Project) Series 2003D DN (A-1, F-1)
3.16%(c)	11/07/07	19,700	19,700,000
California Statewide Communities Development Authority RB (Kaiser Permanente Project) Series 2004J DN (A-1, F-1)
3.16%(c)	11/07/07	28,500	28,500,000
California Statewide Communities Development Authority RB (Kaiser Permanente Project) Series 2004M DN (A-1, F-1)
3.16%(c)	11/07/07	4,700	4,700,000

California Statewide Communities Development Authority RB (Kaiser Permanente Project) Series 2007 ROC-RR-II-R-10248CE DN (Citigroup Financial Products Guaranty, Citigroup Financial Products Liquidity Facility) (VMIG-1)

3.47%(b)(c)	11/07/07	15,000	15,000,000
California Statewide Communities Development Authority RB (Kaiser Permanente Project) Series 2007 ROC-RR-II-R-763CE DN (Citibank N.A. Guaranty, Citibank N.A. Liquidity Facility) (VMIG-1)
3.47%(b)(c)	11/01/07	3,200	3,200,000
California Statewide Communities Development Authority RB (Presbyterian Homes Project) Series 2006B DN (Bank of America N.A. LOC) (A-1+)
3.32%(c)	11/07/07	1,500	1,500,000
California Statewide Communities Development Authority RB Series 2007-31G DN (The Goldman Sachs Group, Inc. Guaranty, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+, AA-)
3.45%(b)(c)	11/01/07	3,800	3,800,000
California Statewide Series 2007K (Kaiser Permanente Project) TECP (A-1, F-1)
3.65%	12/06/07	6,200	6,200,000
Chabot-Las Positas California Community College District GO Series 2006-87-Z DN (AMBAC Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (AAA, F-1+)
3.48%(b)(c)	11/07/07	1,010	1,010,000
Coast Community College District GO Series 2006-45 DN (FSA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
3.49%(b)(c)	11/07/07	16,910	16,910,000
Coast Community College District GO Series 2006Z-58 DN (FSA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (AAA, F-1)
3.49%(b)(c)	11/07/07	5,005	5,005,000

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	41

Schedule of Investments (continued)	California Money Fund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
California (Continued)
Commonwealth of Puerto Rico Highway & Transportation Authority RB PUTTERS Series 2002-246 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1+)
3.47%(b)(c)	11/07/07	$3,600	$3,600,000
Coronado Community Development Agency RB Series 2005 ROC-RR-II-R-451 DN (AMBAC Insurance, Citibank N.A. LOC) (A-1+)
3.47%(b)(c)	11/07/07	6,900	6,900,000
East Bay Municipal Utility District RB Series 2007-0072 DN (AMBAC Insurance, Banco Bilbao Vizcaya Argentaria S.A. Liquidity Facility) (A-1+)
3.46%(b)(c)	11/07/07	1,880	1,880,000
Elsinore Valley Municipal Water District COP Eclipse Funding Trust Series 2007-0069 DN (MBIA Insurance, U.S. Bank N.A. Liquidity Facility) (A-1+)
3.62%(b)(c)	11/07/07	3,640	3,640,000
Folsom Public Financing Authority Special Tax RB Municipal Trust Receipts Floaters Series 2007K-47 DN (AMBAC Insurance, Lehman Liquidity Co. Liquidity Facility) (VMIG-1)
3.23%(b)(c)	11/07/07	1,165	1,165,000
Fontana Public Financing Authority for Tax Allocation RB PUTTERS Series 2005-707 DN (AMBAC Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1+)
3.47%(b)(c)	11/07/07	1,980	1,980,000
Foothill-De Anza Community College GO Series 2000Y DN (Wachovia Bank N.A. LOC) (VMIG-1)
3.32%(b)(c)	11/07/07	2,775	2,775,000
Glendale Hospital RB Series 2002-590 DN (MBIA Insurance, Morgan Stanley Group LOC) (A-1+)
3.52%(b)(c)	11/07/07	6,690	6,690,000
Golden State Tobacco Settlement Securitization Corp. RB Municipal Securities Trust Certificates Series 2005-228-A DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.51%(b)(c)	11/07/07	10,620	10,620,000
Golden State Tobacco Settlement Securitization Corp. RB Municipal Securities Trust Certificates Series 2006A-7021 DN (FGIC Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.51%(b)(c)	11/07/07	5,000	5,000,000
Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2006-1421 DN (AMBAC Insurance, Morgan Stanley Group LOC) (A-1, AAA)
3.52%(b)(c)	11/01/07	4,540	4,540,000
Golden State Tobacco Settlement Securitization Corp. RB Series 2004 ROC-RR-II-R-285X DN (XLCA Insurance, Citibank N.A. Liquidity Facility) (AAA)
3.47%(b)(c)	11/07/07	4,995	4,995,000
Golden State Tobacco Settlement Securitization Corp. RB Series 2004 ROC-RR-II-R-287X DN (CITG-TCRS, Citibank N.A. Liquidity Facility) (A-1+)
3.47%(b)(c)	11/07/07	3,540	3,540,000
Irvine Public Facilities & Infrastructure Authority Lease RB (Capital Improvement Project) Series 1985 DN (State Street Bank & Trust Co. LOC) (VMIG-1)
3.38%(c)	11/07/07	1,485	1,485,000
Long Beach Health Facilities RB (Memorial Health Services Project) Series 1991 DN (Morgan Stanley Group LOC) (A-1+, VMIG-1)
3.22%(c)	11/07/07	7,300	7,300,000
Los Angeles Community College District GO Munitops Trust Certificates Series 2005A DN (FSA Insurance, ABN-AMRO Bank N.V. SBPA) (AAA, F-1+)
3.45%(b)(c)	11/07/07	9,830	9,830,000
Los Angeles Department of Water & Power RB Eagle Trust Receipts Series 2006A DN (AMBAC Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.47%(b)(c)	11/07/07	4,355	4,355,000
Los Angeles GO Municipal Securities Trust Certificates Series 2007-7064 DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.47%(b)(c)	11/07/07	9,190	9,190,000
Los Angeles GO Series 2007 TRAN (SP-1+, MIG-1)
4.25%	06/30/08	24,200	24,291,572
Los Angeles Unified School District GO Series 2007-2032 DN (FSA Insurance, Morgan Stanley Group Liquidity Facility) (A-1+)
3.49%(b)(c)	11/07/07	4,900	4,900,000
Los Angeles Unified School District GO Series 2007-9TP DN (AMBAC Insurance, DEPFA Bank Plc Liquidity Facility) (A-1+, AAA)
3.45%(b)(c)	11/01/07	1,000	1,000,000
Los Angeles Wastewater Systems RB Series 2002A DN (FGIC Insurance, Bank of America N.A. Liquidity Facility) (A-1+)
3.45%(c)	11/07/07	5,000	5,000,000
Los Angeles Water & Power Systems RB Series 2002A-1 DN (National Australia Bank Ltd. SBPA, Lloyds TSB Bank Plc SBPA, Fortis Bank SBPA) (A-1+, VMIG-1)
3.30%(c)	11/07/07	10,200	10,200,000
Madera Financing Authority RB Series 2005A DN (Dexia Credit Local LOC) (A-1+)
3.46%(c)	11/01/07	12,230	12,230,000
Metropolitan Water District of Southern California Waterworks RB Series 2002A DN (Landesbank Baden-Wuerttemberg Girozentrale SBPA) (A-1+, VMIG-1)
3.26%(c)	11/07/07	13,900	13,900,000
Metropolitan Water District of Southern California Waterworks RB Series 2004C DN (Dexia Credit Local LOC) (A-1+, VMIG-1)
3.25%(c)	11/07/07	12,525	12,525,000
Metropolitan Water District of Southern California Waterworks RB Series 2006A-2 DN (Citibank N.A. SBPA) (A-1+, VMIG-1)
3.25%(c)	11/01/07	7,625	7,625,000
Napa Valley Community College District RB Municipal Securities Trust Certificates Series 2005A-241 DN (MBIA Insurance, Bear Stearns Capital Markets LOC) (VMIG-1)
3.51%(b)(c)	11/07/07	235	235,000
Napa Valley Unified School District GO Floaters Series 2007-1808 DN (FGIC Insurance, Morgan Stanley Group LOC) (A-1, AAA)
3.48%(b)(c)	11/01/07	5,230	5,230,000
Napa Valley Unified School District GO Series 2007 TRAN (GO of District Insurance) (SP-1+)
4.25%	10/01/08	3,245	3,269,690
Northern California Gas Authority No. 1 RB Municipal Trust Receipts Floaters Series 2007-98 DN (The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+, AA-)
3.48%(b)(c)	11/07/07	14,100	14,100,000
Northern California Gas Authority No. 1 RB Series 2007-1811 DN (Morgan Stanley Group LOC) (F-1+, AA-)
3.50%(b)(c)	11/07/07	10,100	10,100,000
Norwalk-LA Mirada Unified School GO Municipal Securities Trust Certificates Series 2007-3053 DN (Bear Stearns Capital Markets Guaranty, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1, Aaa)
3.51%(b)(c)	11/01/07	1,365	1,365,000

See accompanying notes to financial statements.

42	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments (continued)	California Money Fund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
California (Continued)
Orange County Fire Authority GO Series 2007 TRAN
4.00%	06/30/08	$5,800	$5,815,154
Paramount Unified School District GO PUTTERS Series 2007-2060 DN (FSA Insurance, JPMorgan Chase & Co. Liquidity Facility) (A-1+, AAA)
3.70%(b)(c)	11/07/07	1,300	1,300,000
Peralta Community College District GO Series 2006X-1264 DN (FSA Insurance, Morgan Stanley Group Liquidity Facility) (VMIG-1)
3.48%(b)(c)	11/07/07	7,745	7,745,000
Pleasanton COP (Assisted Living Facilities Financing Project) Series 2005 DN (Citibank N.A. LOC) (A-1+)
3.32%(c)	11/07/07	2,500	2,500,000
Riverside Public Financing Authority Tax Allocation RB Municipal Trust Receipt Floaters Series 2007-1029 DN (MBIA Insurance, Bank of New York Liquidity Facility) (A-1+, AAA)
3.46%(b)(c)	11/07/07	7,100	7,100,000
Sacramento County GO Series 2007 TRAN (SP-1+, MIG-1)
4.00%	07/09/08	11,600	11,625,437
Sacramento Municipal Utility District RB Macon Trust Certificates Series 2002M DN (AMBAC Insurance, Kredietbank N.V. LOC) (A-1+)
3.45%(c)	11/07/07	3,975	3,975,000
Sacramento Municipal Utility District RB MERLOTS Trust Receipts Series 2000A DN (AMBAC Insurance, Bank of New York SBPA) (VMIG-1)
3.32%(b)(c)	11/07/07	1,100	1,100,000
San Diego Unified School District RB Series 2004 DN (MBIA Insurance, Morgan Stanley Group Liquidity Facility) (AAA, A-1)
3.48%(b)(c)	11/07/07	5,175	5,175,000
San Francisco County Transportation GO Series 2007 TECP (Landesbank Baden-Wuerttemberg Girozentrale SBPA) (A-1+, P-1)
3.47%	11/20/07	6,250	6,250,000
San Francisco County Unified School District GO Series 2007 TRAN (SP-1+)
4.00%	11/14/08	15,800	15,901,613
San Joaquin Hills Transportation Corridor Agency Toll Road RB Series 2006-1524 DN (MBIA Insurance, Morgan Stanley Group Liquidity Facility) (Aaa, VMIG-1)
3.50%(b)(c)	11/07/07	1,700	1,700,000
San Jose Redevelopment Agency Tax Allocation RB PUTTERS Series 2006-1601 DN (MBIA Insurance, JPMorgan Chase Bank Liquidity Facility) (AAA, F-1+)
3.47%(b)(c)	11/07/07	2,100	2,100,000
San Mateo County Community College District GO Series 2007-1594 DN (Morgan Stanley Group Liquidity Facility) (Aa1, VMIG-1)
3.48%(b)(c)	11/07/07	7,970	7,970,000
San Mateo County GO Series 2006 ROC-RR-II-R-647WFZ DN (MBIA Insurance, Wells Fargo Bank N.A. Liquidity Facility) (VMIG-1)
3.70%(b)(c)	11/07/07	1,000	1,000,000
Santa Clara County East Side Unified High School District GO MERLOTS Trust Receipts Series 2006B-28 DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (A-1+)
3.78%(b)(c)	11/07/07	4,495	4,495,000
Santa Cruz County Board of Education GO Series 2007 TRAN (SP-1+)
4.25%	06/30/08	2,800	2,809,819
Sonoma County Junior College District GO Eclipse Funding Trust Series 2006-0014 DN (FSA Insurance, U.S. Bank N.A. Liquidity Facility) (VMIG-1)
3.83%(b)(c)	11/07/07	3,000	3,000,000
University of California RB PUTTERS Series 2006-1231 DN (MBIA Insurance, JPMorgan Chase Bank Liquidity Facility) (Aaa, VMIG-1)
3.47%(b)(c)	11/01/07	3,190	3,190,000
University of California RB Series 2006-1425 DN (AMBAC Insurance, Morgan Stanley Group Liquidity Facility) (A-1)
3.48%(b)(c)(d)	11/07/07	18,865	18,865,000
University of California RB Series 2007-117 DN (FSA Insurance, Bank of America N.A. Liquidity Facility) (A-1+, AAA)
3.45%(b)(c)	11/01/07	6,000	6,000,000
University of California RB Series 2007-119 DN (FSA Insurance, Bank of America N.A. Liquidity Facility) (Aaa, VMIG-1)
3.45%(b)(c)	11/01/07	6,040	6,040,000
Vacaville Unified School District Election 2001 GO Eclipse Funding Trust Series 2007-0079 DN (AMBAC Insurance, U.S. Bank N.A. Liquidity Facility) (A-1+, VMIG-1)
3.46%(b)(c)	11/07/07	5,000	5,000,000
Yosemite Community College District GO Eagle Trust Receipts Series 2005A DN (FGIC Insurance, Citibank N.A. Liquidity Facililty) (A-1+, AAA)
3.48%(b)(c)	11/07/07	5,840	5,840,000

			1,046,096,904

Puerto Rico — 6.7%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority RB Series 2007R-1001CE DN (Citigroup Financial Products Liquidity Facility, Citigroup Global Markets Holdings, Inc. Guaranty) (VMIG-1, Aa1)
3.51%(b)(c)	11/07/07	6,000	6,000,000
Commonwealth of Puerto Rico GO Series 2007 TRAN (Multiple LOCs) (SP-1+)
4.25%(e)	07/30/08	10,000	10,061,900
Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Securities Certificates Series 2007-325 DN (Assured Guaranty Ltd. Insurance, Bank of America N.A. SBPA) (A-1+, AAA)
3.46%(b)(c)	11/07/07	5,360	5,360,000

Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Trust Receipts Floaters Series 2007-2035 DN (Assured Guaranty Ltd. Insurance, Branch Banking & Trust Co. Liquidity Facility) (A-1+)

3.47%(b)(c)	11/07/07	2,830	2,830,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB PUTTERS Series 2007-1967 DN (Assured Guaranty FSA Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1+)
3.48%(b)(c)	11/07/07	4,500	4,500,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB Series 2007-9 DN (Assured Guaranty Ltd. Insurance, Banque Nationale de Paribas SBPA) (A-1+)
3.46%(b)(c)	11/07/07	4,900	4,900,000

Commonwealth of Puerto Rico Highway & Transportation Authority RB Series 2007CE ROC-RR-II-R-789 DN (Citigroup Financial Products Guaranty, Citigroup Financial Products Liquidity Facility) (Aa1, VMIG-1)

3.48%(b)(c)	11/01/07	9,200	9,200,000
Commonwealth of Puerto Rico Infrastructure Financing Authority RB MERLOTS Trust Receipts Series 2005A-21 DN (AMBAC Insurance, Bank of New York SBPA) (MIG-1)
3.32%(b)(c)	11/07/07	2,985	2,985,000

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	43

Schedule of Investments (concluded)	California Money Fund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
Puerto Rico (Continued)
Commonwealth of Puerto Rico Infrastructure Financing Authority RB Series 2007-21Z DN (AMBAC Insurance, FGIC Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (AAA, F-1+)
3.45%(b)(c)	11/01/07	$6,025	$6,025,000
Puerto Rico Electric Power Authority RB PUTTERS Series 2000-147 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1+)
3.47%(b)(c)	07/01/08	3,100	3,100,000
Puerto Rico Electric Power Authority RB Series 2002-1 DN (MBIA Insurance, Bank of New York Liquidity Facility) (A-1+)
3.44%(b)(c)	11/07/07	2,195	2,195,000
Puerto Rico Electric Power Authority RB Series 2007R-110048CE DN (Citibank N.A. LOC, Citibank N.A. Liquidity Facility) (VMIG-1, Aaa)
3.48%(b)(c)	11/07/07	2,250	2,250,000
Puerto Rico Electric Power Authority RB Series 2007R-11042CE DN (Citibank N.A. LOC, Citibank N.A. Liquidity Facility) (VMIG-1, Aaa)
3.48%(b)(c)	11/07/07	7,100	7,100,000
Puerto Rico Electric Power Authority RB Series 2007 SGB-69 DN (FSA Insurance, Societe General Group LOC) (A-1+)
3.55%(b)(c)	01/02/08	3,500	3,500,000
Puerto Rico Sales Tax Financing Corp. RB Municipal Trust Receipt Floaters Series 2007-2006-1990 DN (Morgan Stanley Dean Witter Guaranty, Morgan Stanley Group Liquidity Facilities) (A-1+, AAA)
3.50%(b)(c)	11/07/07	5,000	5,000,000

			75,006,900

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 99.1% (Cost $1,121,103,804)			1,121,103,804

Affiliated Investments — 4.1%
California — 4.1%
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2006F DN (DEPFA Bank Plc Liquidity Facility) (A-1+, VMIG-1)
3.69%(b)(c)	11/01/07	15,000	15,000,000
California Department of Water Resource Power Supply RB Series 2003 PT-759 DN (MBIA Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA) (A-1, AAA)
3.44%(b)(c)	11/07/07	9,700	9,700,000
Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2004 PA-1236 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA) (AA-, F-1+)
3.50%(b)(c)(f)	11/07/07	2,200	2,200,000
Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2004 PA-1237 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA) (AA-, F-1+)
3.50%(b)(c)(f)	11/07/07	2,740	2,740,000
Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2006D-195 DN (FGIC Insurance, Deutsche Bank Liquidity Facility) (A-1+, AAA)
3.50%(b)(c)	11/07/07	2,065	2,065,000
Pleasant Valley School District of Ventura County GO P-Float Trust Receipts Series 2005 PT-2783 DN (MBIA Insurance, Dexia Credit Local SBPA) (A-1+, AAA)
3.50%(b)(c)	11/07/07	5,850	5,850,000
Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2005 PA-1288 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA) (AA-, F-1)
3.58%(b)(c)(f)	11/07/07	2,000	2,000,000
West Covina Unified School District GO Series 2003-23 DN (MBIA Insurance, Banque Nationale de Paribas Liquidity Facility) (Aaa, VMIG-1)
3.50%(b)(c)	11/07/07	6,795	6,795,000
TOTAL AFFILIATED INVESTMENTS (Cost $46,350,000)			46,350,000

TOTAL INVESTMENTS IN SECURITIES — 103.2% (Cost $1,167,453,804(a))			1,167,453,804
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%			(35,847,878)

NET ASSETS — 100.0%			$1,131,605,926

(a)	Aggregate cost for federal income tax purposes.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of October 31, 2007, the Fund held 58.1% of its net assets, with a current market value of $657,105,000, in securities restricted as to resale.

(c)	Rates shown are the rates as of October 31, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(d)

Security restricted as to public resale. These securities are ineligible for resale into the public market until such time that either (i) a resale Registration Statement has been filed with the SEC and declared effective or (ii) resale is permitted under Rule 144A without the need for an effective registration statement. As of October 31, 2007, the Fund held 1.7% of its net assets, with a current market value of $18,865,000 and an original cost of $18,865,000 in these securities.

(e)	When-issued security.
(f)	Security insured by an affiliate.

See accompanying notes to financial statements.

44	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments As of October 31, 2007	New York Money Fund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds — 94.3%
New York — 92.9%
Albany School District GO Series 2007 BAN (State Aid Withholding Insurance)
4.25%	06/27/08	$2,301	$2,308,669
4.00%	07/18/08	2,700	2,705,160
Amityville Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
3.90%	06/27/08	900	901,425
Arlington Central School District GO Series 2007B BAN (State Aid Withholding Insurance)
4.25%	08/22/08	800	803,705
Batavia School District GO Series 2006 BAN (State Aid Withholding Insurance)
4.25%	11/02/07	2,401	2,400,839
Binghamton School District GO Series 2007 BAN (State Aid Withholding Insurance)
3.90%	09/19/08	800	801,770
Columbia University Dormitory RB Municipal Trust Receipts Floaters Series 2006P-44U DN (Lehman Liquidity Co. Liquidity Facility) (A-1, VMIG-1)
3.24%(b)(c)	11/07/07	3,250	3,250,000
Corning School District GO Series 2007 BAN (State Aid Withholding Insurance)
4.00%	06/27/08	1,300	1,301,961
Corning School District GO Series 2007 RAN (State Aid Withholding Insurance)
4.00%	11/14/07	600	600,052
Eastchester Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
4.00%	06/20/08	1,800	1,803,295
Elwood Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
4.00%	06/27/08	2,000	2,004,428
Erie County Civic Facilities IDRB (Hauptman-Woodward Project) Series 2004 DN (KeyBank N.A. LOC)
3.51%(c)	11/07/07	2,300	2,300,000
Erie County IDRB (Orchard Park CCRC, Inc. Project) Series 2006B DN (Sovereign Bank LOC, Citizens Financial Group, Inc. LOC) (A-1+)
3.44%(c)	11/07/07	600	600,000
Fayetteville-Manlius Central School District GO Series 2006 BAN (State Aid Withholding Insurance)
4.00%	11/02/07	400	400,004
Franklin County IDA Civic Facility RB (Paul Smith’s College Project) Series 1998 DN (KeyBank N.A. LOC)
3.33%(c)	11/07/07	2,360	2,360,000
Freeport GO Series 2007A BAN
4.00%	05/09/08	300	300,419
Glens Falls School District GO Series 2007 BAN (State Aid Withholding Insurance)
4.00%	07/11/08	2,100	2,103,905
Greenport Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
4.00%	06/30/08	900	901,432
Half Hollow Hills Central School District GO Series 2007 TAN (State Aid Withholding Insurance)
4.00%	06/30/08	300	300,576
Harborfields Central School District GO Series 2007 TAN
3.90%	06/27/08	3,000	3,004,729
Hauppauge Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
3.90%	06/27/08	4,000	4,006,315
Hempstead Town IDA Civic Facility RB (Hebrew Academy Project) Series 2006 DN (Sovereign Bank LOC, KBC Bank N.V. LOC) (A-1+)
3.42%(c)	11/07/07	5,995	5,995,000
Hempstead Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
4.25%	06/24/08	5,100	5,115,808
Hicksville Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
4.00%	06/27/08	200	200,443
Hilton Central School District GO Series 2007 RAN (State Aid Withholding Insurance)
4.00%	06/19/08	800	801,459
Hudson Yards Infrastructure Corp. RB Eagle Series 2007A DN (FGIC Insurance, Landesbank Hessen-Thuringen Girozentrale Liquidity Facility) (A-1)
3.50%(b)(c)	11/07/07	2,600	2,600,000
Huntington Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
3.90%	06/27/08	4,000	4,006,593
Islip Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
3.90%	06/27/08	1,700	1,702,687
Kings Park Central School District GO Series 2007 BAN (State Aid Withholding Insurance)
3.90%	08/15/08	900	901,707
Laurens Central School District GO Series 2007 BAN (State Aid Withholding Insurance)
4.00%	06/26/08	500	500,940
Liberty Development Corp. RB Municipal Trust Receipts Floaters Series 2006-1251 DN (Morgan Stanley Group SBPA) (VMIG-1)
3.49%(b)(c)	11/07/07	13,700	13,700,000
Liberty Development Corp. RB Municipal Trust Receipts Floaters Series 2007-2025 DN (Branch Banking & Trust Co. Liquidity Facility)
3.52%(b)(c)	11/07/07	1,395	1,395,000
Long Island Power Authority Electric System RB Series 1998A MB (FSA Insurance) (AAA)
5.12%	06/01/08	1,800	1,832,822
Lyncourt United Free School District GO Series 2006 BAN (State Aid Withholding Insurance)
4.00%	11/21/07	2,050	2,050,434
Mattituck-Cutchogue Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
3.90%	06/30/08	1,700	1,702,725
Metropolitan Transportation Authority GO Series 2004A-1 DN (CIFG Insurance, DEPFA Bank Plc SBPA) (A-1+, VMIG-1)
3.39%(c)	11/07/07	3,680	3,680,000
Metropolitan Transportation Authority GO Series 2004A-3 DN (XLCA Insurance, DEPFA Bank Plc SBPA) (A-1+, VMIG-1)
3.39%(c)	11/07/07	7,120	7,120,000
Metropolitan Transportation Authority RB (Dedicated Tax Fund Project) Series 2002B DN (FSA Insurance, Dexia Credit Local SBPA) (A-1+)
3.40%(c)	11/07/07	13,100	13,100,000
Metropolitan Transportation Authority RB Series 2002D-1 DN (FSA Insurance, WestLB AG SBPA) (A-1+, VMIG-1)
3.39%(c)	11/07/07	6,800	6,800,000
Metropolitan Transportation Authority RB Series 2002D-2 DN (FSA Insurance, Dexia Credit Local SBPA) (A-1+, VMIG-1)
3.39%(c)	11/07/07	100	100,000
Metropolitan Transportation Authority RB Series 2002F DN (AMBAC Insurance, Bank of New York SBPA) (VMIG-1)
3.50%(b)(c)	11/07/07	5,662	5,661,500
Metropolitan Transportation Authority RB Series 2005A-1 DN (XLCA Insurance, Citibank N.A. SBPA) (A-1+)
3.42%(c)	11/07/07	1,750	1,750,000

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	45

Schedule of Investments (continued)	New York Money Fund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
New York (Continued)
Metropolitan Transportation Authority RB Series 2005 DN (Fortis Bank LOC) (VMIG-1)
3.39%(c)	11/07/07	$7,650	$7,650,000
Miller Place Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
4.00%	06/30/08	600	601,071
Monroe County IDA Civic Facility RB (Monroe Community College Project) Series 2006A DN (JPMorgan Chase Bank LOC) (VMIG-1)
3.41%(c)	11/07/07	2,295	2,295,000
Monroe County IDA Civic Facility RB (Sigal Center Project) Series 2004 DN (M&T Bank Corp. LOC) (VMIG-1)
3.51%(c)	11/07/07	1,600	1,600,000
Monroe County IDA Civic Facility RB (YMCA of Greater Rochester Project) Series 2004 DN (M&T Bank Corp. LOC) (A-1)
3.48%(c)	11/07/07	2,575	2,575,000
Nassau County IDA Civic Facility RB (North Shore Hebrew Academy Project) Series 2005 DN (Sovereign Bank LOC, Comerica Bank N.A. LOC) (VMIG-1)
3.46%(c)	11/07/07	2,500	2,500,000
New Rochelle School District GO Series 2007 BAN (State Aid Withholding Insurance) (MIG-1)
4.00%	04/25/08	600	600,972
New York City Convention Center RB Eclipse Funding Trust Series 2006-0004 DN (AMBAC Insurance, U.S. Bank N.A. Liquidity Facility) (VMIG-1)
3.78%(b)(c)	11/07/07	10,700	10,700,000
New York City GO Municipal Trust Receipts Floaters Series 2006-1454 DN (Morgan Stanley Group Liquidity Facility) (A-1)
3.51%(b)(c)	11/07/07	194	194,500
New York City GO Municipal Trust Receipts Floaters Series 2006-P36U-D DN (Lehman Liquidity Co. Liquidity Facility) (A-1)
3.25%(b)(c)	11/07/07	3,515	3,515,000
New York City GO PUTTERS Series 2006-1299 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1+)
3.49%(b)(c)	11/07/07	5,345	5,345,000
New York City GO PUTTERS Series 2006-1318 DN (AMBAC Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1+)
3.49%(b)(c)	11/07/07	1,995	1,995,000
New York City GO Series 1993A-4 DN (Bayerische Landesbank Girozentrale LOC) (A-1+, VMIG-1)
3.50%(c)	11/01/07	1,700	1,700,000
New York City GO Series 2002C-2 DN (Bayerische Landesbank Girozentrale LOC) (A-1+, VMIG-1)
3.23%(c)	11/07/07	4,070	4,070,000
New York City GO Series 2002C-3 DN (Banque Nationale de Paribas LOC) (A-1+, VMIG-1)
3.23%(c)	11/07/07	4,600	4,600,000
New York City GO Series 2004C-3 DN (CIFG Insurance, DEPFA Bank Plc SBPA) (A-1, VMIG-1)
3.40%(c)	11/07/07	7,390	7,390,000
New York City GO Series 2004H-2 DN (Bank of New York LOC) (A-1+, VMIG-1)
3.19%(c)	11/07/07	8,915	8,915,000
New York City GO Series 2005E-3 DN (Bank of America N.A. LOC) (A-1+, VMIG-1)
3.40%(c)	11/07/07	700	700,000
New York City GO Series 2005F-3 DN (Royal Bank of Scotland LOC) (VMIG-1)
3.41%(c)	11/07/07	5,600	5,600,000
New York City GO Series 2006I-4 DN (Bank of New York LOC) (A-1+, VMIG-1)
3.24%(c)	11/07/07	5,000	5,000,000
New York City GO Series 2006I-5 DN (California Public Employees Retirement LOC) (VMIG-1)
3.49%(c)	11/01/07	4,500	4,500,000
New York City GO Subseries 2006H-1 DN (Credit Locale de France LOC) (A-1+, VMIG-1)
3.47%(c)	11/01/07	7,300	7,300,000
New York City GO Trust Receipts Series 2002-725X DN (FSA Insurance, Morgan Stanley Group Liquidity Facility) (VMIG-1)
3.49%(b)(c)	11/07/07	9,644	9,643,750
New York City IDA Civic Facilities RB (Abraham Joshua Heschel Project) Series 2002 DN (Allied Irish Bank Plc LOC) (VMIG-1)
3.47%(c)	11/07/07	1,900	1,900,000
New York City IDA Civic Facilities RB (French Institute Alliance Project) Series 2005 DN (M&T Bank Corp. LOC) (VMIG-1)
3.51%(c)	11/07/07	2,140	2,140,000
New York City IDA Civic Facilities RB (Hewitt School Project) Series 2002 DN (Allied Irish Bank Plc LOC) (VMIG-1)
3.46%(c)	11/07/07	1,600	1,600,000
New York City IDA Civic Facilities RB (The Birch Wathen Lenox School Project) Series 2004 DN (Allied Irish Bank Plc LOC) (VMIG-1)
3.46%(c)	11/07/07	2,625	2,625,000
New York City IDRB Municipal Trust Receipts Floaters Series 2007-1875 DN (FGIC Insurance, Morgan Stanley Municipal Funding Liquidity Facility) (A-1+)
3.49%(b)(c)	11/07/07	600	600,000
New York City IDRB Series 2006 ROC-RR-II-R-523CE DN (Citibank N.A. Liquidity Facility, Citibank N.A. Guaranty) (VMIG-1)
3.50%(b)(c)	11/07/07	2,200	2,200,000
New York City Municipal Water Finance Authority Water & Sewer System RB Municipal Trust Receipts Floaters Series 2005-1051 DN (Morgan Stanley Muncipal Funding Liquidity Facility) (VMIG-1, VMIG-1)
3.49%(b)(c)	11/07/07	4,095	4,095,000
New York City Municipal Water Finance Authority Water & Sewer System RB Municipal Trust Receipts Floaters Series 2006-1226 DN (Morgan Stanley Group Liquidity Facility) (VMIG-1)
3.49%(b)(c)	11/07/07	11,140	11,140,000
New York City Municipal Water Finance Authority Water & Sewer System RB Munitops Trust Certificates Series 2006-3 DN (XLCA Insurance, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.48%(b)(c)	11/07/07	8,330	8,330,000
New York City Municipal Water Finance Authority Water & Sewer System RB PUTTERS Series 2005-988 DN (JPMorgan Chase Bank Liquidity Facility) (A-1+)
3.49%(b)(c)	11/07/07	6,800	6,800,000
New York City Municipal Water Finance Authority Water & Sewer System RB PUTTERS Series 2006-1263 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1)
3.49%(b)(c)	11/07/07	5,840	5,840,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2001F-2 DN (Morgan Guaranty Trust SBPA) (VMIG-1)
3.24%(c)	11/07/07	2,600	2,600,000
New York City Transitional Finance Authority RB (Future Tax Secured Project) Series 1998A-1 DN (WestLB AG SBPA) (A-1+, VMIG-1)
3.18%(c)	11/07/07	200	200,000

See accompanying notes to financial statements.

46	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments (continued)	New York Money Fund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
New York (Continued)
New York City Transitional Finance Authority RB (Future Tax Secured Project) Series 1999B-3 DN (Bank One N.A. LOC, JPMorgan Chase Bank SBPA) (A-1+, VMIG-1)
3.18%(c)	11/07/07	$200	$200,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3 DN (Bank of New York SBPA) (A-1+, VMIG-1)
3.27%(c)	11/07/07	17,110	17,110,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-1B DN (Societe Generale Liquidity Facility) (A-1+, VMIG-1)
3.18%(c)	11/07/07	100	100,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3E DN (Bayerische Landesbank Girozentrale LOC) (A-1+, VMIG-1)
3.47%(c)	11/01/07	9,645	9,645,000
New York City Transitional Finance Authority RB Eagle Trust Receipts Series 2001 DN (Citibank N.A. Liquidity Facility) (A-1+)
3.51%(b)(c)	11/07/07	3,300	3,300,000
New York City Transitional Finance Authority RB Municipal Trust Receipts Floaters Series 2006-1401 DN (Morgan Stanley Group Liquidity Facility) (A-1)
3.49%(b)(c)	11/07/07	9,937	9,937,000
New York City Transitional Finance Authority RB Series 2003-2D DN (Lloyds TSB Bank Plc Liquidity Facility) (A-1+, VMIG-1)
3.27%(c)	11/07/07	1,700	1,700,000
New York City Transitional Finance Authority RB Series 2007 ROC-RR-II-R-10131 DN (Citibank N.A. Liquidity Facility) (A-1+)
3.50%(b)(c)	11/07/07	8,630	8,630,000
New York City Trust for Cultural Resources RB (The Museum of Broadcasting Project) Series 1989 DN (KBC Bank N.V. LOC) (A-1+, VMIG-1)
3.20%(c)	11/07/07	500	500,000
New York Dormitory Authority RB (Barnard College Project) Series 2007B DN (FGIC Insurance, DEPFA Bank Plc SBPA) (VMIG-1, VMIG-1)
3.42%(c)	11/07/07	1,800	1,800,000
New York Dormitory Authority RB (Columbia University Project) Municipal Trust Receipts Series 2001-132 DN (Societe Generale Liquidity Facility) (A-1+)
3.27%(b)(c)	11/07/07	2,000	2,000,000
New York Dormitory Authority RB (Glen Eddy, Inc. Project) Series 2000 DN (Sovereign Bank LOC) (A-1)
3.41%(c)	11/07/07	10,775	10,775,000
New York Dormitory Authority RB (Mental Health Services Facilites Project) Series 2003D-2H DN (Bank USA N.A. SBPA) (A-1+)
3.39%(c)	11/07/07	4,495	4,495,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2E DN ( Banque Nationale de Paribas SBPA) (A-1+)
3.39%(c)	11/07/07	200	200,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2G DN (Bank of Nova Scotia SBPA) (A-1)
3.39%(c)	11/07/07	1,815	1,815,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2004F-2B DN (FSA Insurance, Dexia Credit Local SBPA) (A-1+)
3.37%(c)	11/07/07	600	600,000
New York Dormitory Authority RB (Mt. Sinai School of Medicine Project) Various Certificates Series 2001D DN (MBIA Insurance, Bank of America N.A. Liquidity Facility) (A-1+)
3.47%(b)(c)	11/07/07	1,900	1,900,000
New York Dormitory Authority RB MERLOTS Trust Receipts Series 2003 DN (FGIC Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.34%(b)(c)	11/07/07	7,145	7,145,000
New York Dormitory Authority RB PUTTERS Series 2007-1956 DN (JPMorgan Chase Bank Liquidity Facility) (A-1+)
3.49%(b)(c)	11/07/07	9,995	9,995,000
New York Dormitory Authority RB Series 2005B DN (Bayerische Landesbank Girozentrale LOC) (A-1+, VMIG-1)
3.20%(c)	11/07/07	7,500	7,500,000
New York Environmental Facilities Corp. Clean Water & Drinking RB Eagle Trust Receipts Series 2003A DN (Citibank N.A. Liquidity Facility) (A-1+)
3.51%(b)(c)	11/07/07	5,710	5,710,000
New York Environmental Facilities Corp. Clean Water & Drinking RB MERLOTS Trust Receipts Series 2004B DN (Wachovia Bank N.A. SBPA) (A-1)
3.34%(b)(c)	11/07/07	5,370	5,370,000
New York Environmental Facilities Corp. Clean Water & Drinking RB PUTTERS Series 2006-1372 DN (JPMorgan Chase Bank Liquidity Facility) (A-1+)
3.49%(b)(c)	11/07/07	7,720	7,720,000
New York Environmental Facilities Corp. Clean Water & Drinking RB Series 2003 ROC-RR-II-R-2014 DN (Citigroup Financial Products Liquidity Facility) (VMIG-1)
3.50%(b)(c)	11/07/07	2,630	2,630,000
New York Environmental Facilities Corp. Clean Water & Drinking RB Series 2003 ROC-RR-II-R-4001 DN (Citigroup Financial Products Liquidity Facility) (VMIG-1)
3.50%(b)(c)	11/07/07	1,580	1,580,000
New York Housing Finance Agency RB (Normandie Court I Project) Series 1991A DN (Societe Generale LOC) (A-1+, VMIG-1)
3.22%(c)	11/07/07	800	800,000
New York Housing Finance Agency RB (Tribeca Green Housing Project) Series 2003A DN (Landesbank Hessen-Thuringen Girozentrale LOC) (VMIG-1)
3.22%(c)	11/07/07	14,030	14,030,000
New York Housing Finance Agency RB Series 2003E DN (Banque Nationale de Paribas LOC) (A-1+, F1+)
3.23%(c)	11/07/07	10,800	10,800,000
New York Local Government Assistance Corp. RB Series 1994B DN (Credit Suisse LOC) (A-1+, VMIG-1)
3.24%(c)	11/07/07	2,000	2,000,000
New York Local Government Assistance Corp. RB Series 1995C DN (Landesbank Hessen-Thuringen Girozentrale LOC) (A-1+, VMIG-1)
3.25%(c)	11/07/07	300	300,000
New York Power Authority GO Series 1985 MB (Dexia Credit Local Liquidity Facility) (A-1+, MIG-1)
3.64%(c)	03/03/08	3,000	3,000,000
New York Thruway Authority General RB PUTTERS Series 2000-145 DN ( AMBAC Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1+)
3.49%(b)(c)	11/07/07	1,495	1,495,000
See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	47

Schedule of Investments (continued)	New York Money Fund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
New York (Continued)
New York Thruway Authority General RB Series 2007-050 DN (FGIC Insurance, Banque Nationale de Paribas Liquidity Facility) (VMIG-1)
3.50%(b)(c)	11/01/07	$2,100	$2,100,000
New York Thruway Authority General RB UBS Municipal Certificates Floaters Series 2007-07-17 DN (Landesbank Hessen Thuringen Girozentrale Liquidity Facility) (A-1)
3.49%(c)(d)	11/07/07	500	500,000
New York Tollway Authority Second General Highway & Bridge Trust Fund RB PUTTERS Series 2006-1413 DN (AMBAC Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1+)
3.49%(b)(c)	11/07/07	3,485	3,485,000
New York Urban Development Corp. RB (State Facilities & Equipment Project) Series 2004A-3-A DN (CIFG Insurance, Dexia Credit Local SBPA) (A-1+)
3.36%(c)	11/07/07	2,330	2,330,000
New York Urban Development Corp. RB UBS Municipal Certificates Floaters Series 2007-07-1037 DN (Bank of New York Liquidity Facility) (A-1+, A-1+)
3.49%(b)(c)	11/07/07	400	400,000
North Babylon Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
4.00%	06/26/08	300	300,662
North Syracuse Central School District GO Series 2007 BAN (State Aid Withholding Insurance)
4.00%	06/19/08	220	220,347
Ogdensburg Enlarged City School District GO Series 2007 RAN (State Aid Withholding Insurance)
4.00%	06/27/08	700	700,964
Oneida County IDRB (Preswick Glen Civic Facility Project) Series 2006 DN (Sovereign Bank LOC, Lloyds TSB Bank Plc LOC) (A-1+)
3.44%(c)	11/07/07	11,100	11,100,000
Onondaga County IDA Civic Facility RB (Crouse Health Hospital Project) Series 2003A DN (M&T Bank Corp. LOC) (VMIG-1)
3.35%(c)	11/07/07	3,000	3,000,000
Onondaga County IDA Civic Facility RB (YMCA Greater Syracuse Project) Series 2003A DN (Citizens Financial Group, Inc. LOC)
3.51%(c)	11/07/07	3,900	3,900,000
Ontario County Civic Facilities RB (Finger Lakes Project) Series 2006A DN (Citizens Financial Group, Inc. LOC) (VMIG-1)
3.41%(c)	11/07/07	4,000	4,000,000
Orange County GO Series 2007 BAN
3.90%	07/24/08	1,600	1,600,140
Orange County IDA Civic Facilities RB (Cornwall Hospital Project) Series 2006 DN (Keybank N.A. LOC) (VMIG-1)
3.47%(c)	11/07/07	4,000	4,000,000
Otsego County IDRB (Templeton Foundation Project) Series 2007A DN (KeyBank N.A. LOC)
3.56%(c)	11/07/07	575	575,000
Poughkeepsie City GO Series 2007B BAN
3.90%	09/12/08	500	501,122
Poughkeepsie City GO Series 2007C BAN
3.90%	07/18/08	1,500	1,502,793
Ramapo Housing Authority RB (Fountainview College Road Project) Series 1998 DN (M&T Bank Corp. LOC) (VMIG-1)
3.48%(c)	11/07/07	6,970	6,970,000
Rensselaer County Civic Facilities IDRB (The Sage Colleges Project) Series 2002A DN (M&T Bank Corp. LOC) (VMIG-1)
3.52%(c)	11/07/07	2,500	2,500,000
Rockland County GO Series 2007 BAN
4.00%	12/20/07	1,900	1,900,536
Rockland County GO Series 2007E BAN
3.90%	09/04/08	1,300	1,302,739
Rockland County IDRB (Northern River Assisted Living Project) Series 1999 DN (M&T Bank Corp. LOC) (VMIG-1)
3.48%(c)	11/07/07	7,200	7,200,000
Rome School District GO Series 2007A BAN (State Aid Withholding Insurance)
4.00%	06/27/08	900	901,187
Rome School District GO Series 2007B BAN (State Aid Withholding Insurance)
4.00%	07/25/08	800	801,176
Rome School District GO Series 2007 RAN (State Aid Withholding Insurance)
4.00%	06/20/08	1,800	1,802,191
Schenectady County IDA Civic Facility RB (Sunnyview Project) Series 2003B DN (KeyBank N.A. LOC) (VMIG-1)
3.47%(c)	11/07/07	2,295	2,295,000
Schenectady School District GO Series 2007 RAN (State Aid Withholding Insurance)
4.00%	07/31/08	1,300	1,301,959
Shenendehowa Cetnral School District GO Series 2007 BAN (State Aid Withholding Insurance)
3.85%	06/27/08	2,300	2,300,332
Southampton Union Free School District GO Series 2007 BAN (State Aid Withholding Insurance)
3.90%	09/17/08	500	501,140
Southampton Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
3.90%	06/27/08	1,500	1,502,575
Suffolk County Water Authority GO Series 2003 BAN (Bank of Nova Scotia SBPA) (VMIG-1)
3.20%(c)	11/07/07	11,700	11,700,000
Tarrytown Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
3.90%	06/13/08	900	901,456
Tobacco Settlement Financing Corp. RB Series 2003B-1 AMT MB (AA-, A1)
5.00%	06/01/08	400	402,735
Triborough Bridge & Tunnel Authority RB (General Purpose Project) Series 2001C DN (AMBAC Insurance, Bayerische Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
3.20%(c)	11/07/07	210	210,000
Triborough Bridge & Tunnel Authority RB Munitops Trust Certificates Series 2002-14 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.47%(b)(c)	11/07/07	9,240	9,240,000
Triborough Bridge & Tunnel Authority RB Series 2003B DN (Credit Locale de France LOC) (A-1+, VMIG-1)
3.23%(c)	11/07/07	7,475	7,475,000
Triborough Bridge & Tunnel Authority RB Series 2005B-3 DN (Bank of America N.A. SBPA) (A-1+, VIMG-1)
3.39%(c)	11/07/07	3,755	3,755,000
Triborough Bridge & Tunnel Authority RB Series 2006B-4 DN (Landesbank Baden-Wurttemberg Girozentrale SBPA) (A-1+, VMIG1)
3.39%(c)	11/07/07	5,000	5,000,000
Triborough Bridge & Tunnel Authority RB Series 2007 ROC-II-R-10272 DN (FGIC Insurance, Citigroup Financial Products Liquidity Facility) (A-1+)
3.50%(b)(c)	11/07/07	2,000	2,000,000
TSASC, Inc. RB Series 2006 ROC-RR-II-R-519CE DN (Citibank N.A. Guaranty, Citibank N.A. Liquidity Facility) (VMIG-1)
3.51%(b)(c)	11/07/07	5,750	5,750,000

See accompanying notes to financial statements.

48	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments (concluded)	New York Money Fund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Municipal Bonds (Continued)
New York (Continued)
Uslter County GO Series 2006 BAN
4.00%	11/21/07	$4,099	$4,099,771
Vestal GO Series 2007 BAN
4.00%	05/23/08	700	701,428
Wantagh Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
4.00%	06/27/08	200	200,457
Watertown Enlarged City School District GO Series 2007 BAN (State Aid Withholding Insurance)
4.00%	06/26/08	3,000	3,004,871
Watertown GO Series 2007 BAN (State Aid Withholding Insurance)
4.25%	02/27/08	400	400,698
Yorktown Central School District GO Series 2007 BAN (State Aid Withholding Insurance)
4.00%	10/02/08	1,300	1,305,767

			547,360,141

Puerto Rico — 1.4%
Commonwealth of Puerto Rico Infrastructure Financing Authority RB MERLOTS Trust Receipts Series 2005A-21 DN (AMBAC Insurance, Bank of New York SBPA) (MIG-1)
3.32%(b)(c)	11/07/07	3,965	3,965,000
Puerto Rico Electric Power Authority RB PUTTERS Series 2000-164 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1+)
3.45%(b)(c)	11/07/07	3,700	3,700,000

			7,665,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 94.3% (Cost $555,025,141)			555,025,141

Affiliated Investments — 5.1%
New York — 5.1%
New York City GO P-Float Trust Receipts Series 2005-3333 DN (Dexia Credit Local LOC) (F-1+)
3.49%(b)(c)	11/07/07	5,300	5,300,000
Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2006 MT-232 DN (DEPFA Bank Plc Liquidity Facility) (A-1+)
3.50%(b)(c)	11/07/07	17,495	17,495,000
Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2006 MT-256 DN (Svenska Handelsbanken AB Liquidity Facility) (A-1)
3.52%(b)(c)	11/07/07	7,495	7,495,000

TOTAL AFFILIATED INVESTMENTS (Cost $30,290,000)			30,290,000

TOTAL INVESTMENTS IN SECURITIES — 99.4% (Cost $585,315,141(a))			585,315,141
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%			3,784,725

NET ASSETS — 100.0%			$589,099,866

(a)	Aggregate cost for federal income tax purposes.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of October 31, 2007, the Fund held 38.3% of its net assets, with a current market value of $225,346,750, in securities restricted as to resale.

(c)	Rates shown are the rates as of October 31, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(d)

Security restricted as to public resale. These securities are ineligible for resale into the public market until such time that either (i) a resale Registration Statement has been filed with the SEC and declared effective or (ii) resale is permitted under Rule 144A without the need for an effective registration statement. As of October 31, 2007, the Fund held 0.1% of its net assets, with a current market value of $500,000 and an original cost of $500,000 in these securities.

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	49

Schedule of Investments	BlackRock Liquidity Funds

KEY TO INVESTMENT ABBREVIATIONS

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CDC	CDC Funding Group
COP	Certificates of Participation
DN	Demand Note (Variable Rate)
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
ISD	Independent School District
LLC	Limited Liability Co.
LLP	Limited Liability Partnership
LOC	Letter of Credit
MB	Municipal Bond
MBIA	Municipal Bond Insurance Association
MERLOTS	Municipal Exempt Receipts-Liquidity Option Tender
P-FLOAT	Putable Floating Option Tax-Exempt Receipt
PCRB	Pollution Control Revenue Bond
PUTTERS	Putable Tax-Exempt Receipt
RAN	Revenue Anticipation Note
RB	Revenue Bond
ROC	Reset Option Certificate
SBPA	Stand-by Bond Purchase Agreement
TAN	Tax Anticipation Note
TECP	Tax Exempt Commercial Paper
TRAN	Tax and Revenue Anticipation Note
XLCA	XL Capital Assurance

The ratings of the investments in the various Funds provided by the Fitch Ratings, Moody’s Investors Service, Inc. and Standard & Poor’s are believed to be the most recent ratings available at October 31, 2007. The ratings have not been audited by the Independent Registered Public Accounting Firm and, therefore, are not covered by the Report of the Independent Registered Public Accounting Firm.

See accompanying notes to financial statements.

50	ANNUAL REPORT	OCTOBER 31, 2007

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Statements of Assets and Liabilities

As of October 31, 2007	TempFund	TempCash	FedFund
Assets
Investments at value — unaffiliated [1]	$61,227,936,751	$12,526,980,516	$1,832,028,828
Investments at value — affiliated [2]	356,000,000	—	8,500,000
Repurchase agreements[3]	811,942,000	—	4,428,034,000
Cash	150,778,821	—	—
Interest receivable	182,804,003	35,805,467	15,045,388
Interest receivable — affiliated	45,860	—	1,095
Prepaid expenses	70,758	23,650	41,188

Total Assets	62,729,578,193	12,562,809,633	6,283,650,499

Liabilities
Distributions payable	134,432,694	33,739,945	9,969,375
Management fees payable	14,255,272	3,116,476	1,533,411
Shareholder servicing fees payable	3,108,674	204,826	522,318
Transfer agent fees payable	381,710	102,121	43,415
Custodian fees payable	293,165	49,352	11,054
Distribution fees payable	266,150	7	29,770
Officers’ and trustees’ fees payable	149,693	32,152	15,295
Investments purchased payable	—	98,746,528	—
Cash overdraft	—	1,408,061	39,500
Other accrued expenses payable	1,597,010	272,930	174,763

Total Liabilities	154,484,368	137,672,398	12,338,901

Net Assets	$62,575,093,825	$12,425,137,235	$6,271,311,598

Net Assets Consist of
Capital paid-in	$62,578,534,658	$12,427,290,321	$6,271,323,797
Undistributed (distributions in excess of) net investment income	—	(36)	(145)
Accumulated net realized gain (loss) on investment transactions	(3,440,833)	(2,153,050)	(12,054)

Net Assets	$62,575,093,825	$12,425,137,235	$6,271,311,598

[1] Cost of investments — unaffiliated	$62,039,878,751	$12,526,980,516	$1,832,028,828
[2] Cost of investments — affiliated	356,000,000	—	8,500,000
[3] Cost of repurchase agreements	—	—	4,428,034,000

See accompanying notes to financial statements.

52	ANNUAL REPORT	OCTOBER 31, 2007

As of October 31, 2007	TempFund	TempCash	FedFund
Institutional Shares
Net Assets	$50,720,755,468	$11,420,516,217	$4,583,891,550
Shares outstanding[1]	50,723,442,799	11,422,499,701	4,583,928,601
Net Asset Value	$1.00	$1.00	$1.00
Dollar Shares
Net Assets	$6,310,898,795	$1,004,424,863	$683,594,057
Shares outstanding[1]	6,311,481,637	1,004,594,470	683,567,731
Net Asset Value	$1.00	$1.00	$1.00
Cash Management Shares
Net Assets	$724,122,267	$196,155	$—
Shares outstanding[1]	724,143,954	196,150	—
Net Asset Value	$1.00	$1.00	$—
Cash Reserve Shares
Net Assets	$12,089,598	$—	$1,182,691
Shares outstanding[1]	12,087,398	—	1,182,753
Net Asset Value	$1.00	$—	$1.00
Administration Shares
Net Assets	$1,842,566,187	$—	$41,410,650
Shares outstanding[1]	1,842,717,744	—	41,410,649
Net Asset Value	$1.00	$—	$1.00
Bear Stearns Shares
Net Assets	$888,584,396	$—	$98,751,810
Shares outstanding[1]	888,588,903	—	98,752,013
Net Asset Value	$1.00	$—	$1.00
Bear Stearns Premier Choice Shares
Net Assets	$—	$—	$2,242
Shares outstanding[1]	—	—	2,242
Net Asset Value	$—	$—	$1.00
Bear Stearns Private Client Shares
Net Assets	$1,566,346,471	$—	$768,611,952
Shares outstanding[1]	1,566,354,690	—	768,613,113
Net Asset Value	$1.00	$—	$1.00
Bear Stearns Premier Shares
Net Assets	$509,730,643	$—	$93,866,646
Shares outstanding[1]	509,717,533	—	93,866,694
Net Asset Value	$1.00	$—	$1.00
[1] Unlimited number of shares authorized, $0.001 par value.

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	53

Statements of Assets and Liabilities (concluded)

As of October 31, 2007	MuniFund	MuniCash	California Money Fund	New York Money Fund
Assets
Investments at value — unaffiliated[1]	$3,470,827,865	$937,311,479	$1,121,103,804	$555,025,141
Investments at value — affiliated[2]	101,885,000	48,075,000	46,350,000	30,290,000
Cash	37,011	—	24,554	33,112
Interest receivable	22,586,667	4,984,179	8,271,494	4,504,272
Interest receivable — affiliated	944,285	139,042	498,386	442,050
Investments sold receivable	71,290,266	44,728,870	—	—
Prepaid expenses	56,638	33,294	17,030	9,559

Total Assets	3,667,627,732	1,035,271,864	1,176,265,268	590,304,134

Liabilities
Investments purchased payable	171,561,694	27,192,462	42,192,780	—
Distributions payable	4,328,020	1,803,571	1,926,834	906,788
Management fees payable	972,627	364,103	334,205	164,631
Shareholder servicing fees payable	320,042	19,509	132,938	87,920
Transfer agent fees payable	36,580	17,979	21,499	10,314
Custodian fees payable	20,458	—	—	—
Officers’ and trustees’ fees payable	10,943	5,070	4,375	2,163
Distribution fees payable	8,739	4	11,179	1,968
Cash overdraft	—	53,996	—	—
Other accrued expenses payable	105,916	40,986	35,532	30,484

Total Liabilities	177,365,019	29,497,680	44,659,342	1,204,268

Net Assets	$3,490,262,713	$1,005,774,184	$1,131,605,926	$589,099,866

Net Assets Consist of
Capital paid-in	$3,490,250,160	$1,006,028,561	$1,131,590,193	$589,090,938
Undistributed net investment income	2,304	10,030	—	6
Accumulated net realized gain (loss) on investment transactions	10,249	(264,407)	15,733	8,922

Net Assets	$3,490,262,713	$1,005,774,184	$1,131,605,926	$589,099,866

[1] Cost of investments — unaffiliated	$3,470,827,865	$937,311,479	$1,121,103,804	$555,025,141
[2] Cost of investments — affiliated	101,885,000	48,075,000	46,350,000	30,290,000

See accompanying notes to financial statements.

54	ANNUAL REPORT	OCTOBER 31, 2007

As of October 31, 2007	MuniFund	MuniCash	California Money Fund	New York Money Fund
Institutional Shares
Net Assets	$2,316,503,805	$919,878,495	$778,620,560	$357,803,009
Shares outstanding[1]	2,316,425,771	920,135,692	778,569,717	357,432,274
Net Asset Value	$1.00	$1.00	$1.00	$1.00
Dollar Shares
Net Assets	$147,605,544	$85,628,013	$47,234,695	$6,513,628
Shares outstanding[1]	147,604,828	85,628,659	47,226,554	6,507,108
Net Asset Value	$1.00	$1.00	$1.00	$1.00
Cash Management Shares
Net Assets	$40,620,442	$—	$21,289,010	$15,062,368
Shares outstanding[1]	40,617,629	—	21,287,918	15,058,186
Net Asset Value	$1.00	$—	$1.00	$1.00
Cash Reserve Shares
Net Assets	$—	$10,090	$—	$—
Shares outstanding[1]		10,089
Net Asset Value	$—	$1.00	$—	$—
Administration Shares
Net Assets	$389,467,984	$257,586	$6,971,171	$13,158,277
Shares outstanding[1]	389,410,648	257,582	6,970,123	13,143,876
Net Asset Value	$1.00	$1.00	$1.00	$1.00
Bear Stearns Shares
Net Assets	$38,400,740	$—	$35,562,637	$6,254,648
Shares outstanding[1]	38,400,033	—	35,553,918	6,250,759
Net Asset Value	$1.00	$—	$1.00	$1.00
Bear Stearns Premier Choice Shares
Net Assets	$2,260	$—	$2,211	$641,121
Shares outstanding[1]	2,268	—	2,211	641,099
Net Asset Value	$1.00	$—	$1.00	$1.00
Bear Stearns Private Client Shares
Net Assets	$293,358,103	$—	$196,001,581	$175,446,147
Shares outstanding[1]	293,337,488	—	195,955,031	175,334,161
Net Asset Value	$1.00	$—	$1.00	$1.00
Bear Stearns Premier Shares
Net Assets	$264,303,835	$—	$45,924,061	$14,220,668
Shares outstanding[1]	264,281,161	—	45,917,937	14,214,404
Net Asset Value	$1.00	$—	$1.00	$1.00
[1] Unlimited number of shares authorized, $0.001 par value.

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	55

Statements of Operations

For the Year Ended October 31, 2007	TempFund	TempCash	FedFund
Investment Income
Interest	$2,070,416,395	$527,329,588	$183,928,480
Interest from affiliates (Note C)	9,750,471	1,610,491	1,350,902

Total investment income	2,080,166,866	528,940,079	185,279,382

Expenses
Management fees	70,341,704	21,750,426	8,707,418
Shareholder servicing fees — class specific	32,886,834	2,347,626	3,887,590
Distribution fees — class specific	9,172,928	—	1,704,237
Transfer agent fees	2,365,537	618,032	297,000
Custodian fees	1,875,841	518,295	175,795
Registration fees and expenses	1,240,514	33,007	158,430
Legal and audit fees	697,748	180,949	85,114
Officers’ and trustees’ fees	591,749	148,962	56,309
Printing fees	324,109	59,290	32,210
Other	597,825	195,140	90,510

Total expenses	120,094,789	25,851,727	15,194,613
Less management fees waived (Note C)	(8,603,473)	(6,085,937)	(2,535,870)
Less distribution fees waived — class specific (Note C)	(6,189,277)	—	(1,504,735)
Less shareholder servicing fees waived — class specific (Note C)	(803,260)	—	(220,509)
Less fees paid indirectly (Note C)	(28,928)	(6,032)	(9,040)
Less custody fees paid indirectly (Note C)	—	(22,323)	(9,637)

Net expenses	104,469,851	19,737,435	10,914,822

Net investment income	1,975,697,015	509,202,644	174,364,560

Realized Gain (Loss)
Net realized gain (loss) from:
Investment transactions	69,686	68,723	—
Affiliated transactions	—	—	—

	69,686	68,723	—

Net increase in net assets resulting from operations	$1,975,766,701	$509,271,367	$174,364,560

See accompanying notes to financial statements.

56	ANNUAL REPORT	OCTOBER 31, 2007

Statements of Operations (concluded)

		California	New York
MuniFund	MuniCash	Money Fund	Money Fund
$101,218,012	$49,231,424	$41,714,686	$20,301,089
4,335,720	2,592,899	2,041,707	1,406,636

105,553,732	51,824,323	43,756,393	21,707,725

8,617,062	4,660,165	4,501,929	2,228,163
3,708,356	235,299	1,713,575	1,090,763
1,369,335	—	969,509	657,504
237,091	115,124	145,523	70,958
152,221	76,330	57,951	34,250
129,682	57,815	23,738	18,457
81,148	46,775	54,720	42,269
44,349	21,570	19,609	9,398
25,837	8,145	13,682	7,357
65,686	25,716	22,362	14,029

14,430,767	5,246,939	7,522,598	4,173,148
(3,630,844)	(2,236,079)	(2,416,733)	(1,237,353)
(1,278,366)	—	(823,002)	(638,475)
(248,753)	—	(137,631)	(87,925)
(4,215)	(1,993)	(3,572)	(670)
(3,754)	(8,046)	(27,839)	(10,134)

9,264,835	3,000,821	4,113,821	2,198,591

96,288,897	48,823,502	39,642,572	19,509,134

8,822	143,125	67,898	39,261
10,667	83,934	—	12,614

19,489	227,059	67,898	51,875

$96,308,386	$49,050,561	$39,710,470	$19,561,009

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	57

Statements of Changes in Net Assets

	TempFund		TempCash
	For the Year Ended		For the Year Ended
	October 31,		October 31,
Increase (Decrease) in Net Assets:	2007	2006	2007	2006
Operations
Net investment income	$1,975,697,015	$1,564,251,287	$509,202,644	$587,356,006
Net realized gain (loss) on investments	69,686	1,259,422	68,723	808,527

Net increase in net assets resulting from operations	1,975,766,701	1,565,510,709	509,271,367	588,164,533

Dividends to shareholders from
Net investment income:
Institutional Shares	(1,448,652,272)	(1,170,421,389)	(462,360,840)	(555,133,189)
Dollar Shares	(268,354,099)	(203,745,386)	(46,432,912)	(31,458,015)
Cash Management Shares	(24,975,107)	(13,450,676)	(5,298)	(1,994)
Cash Reserve Shares	(791,748)	(1,875,502)	—	—
Administration Shares	(95,779,809)	(74,634,676)	(403,630)	(762,362)
Bear Stearns Shares	(37,405,578)	(29,917,432)	—	—
Bear Stearns Premier Choice Shares	(652,749)	(567,580)	—	(9)
Bear Stearns Private Client Shares	(77,288,590)	(54,623,561)	—	—
Bear Stearns Premier Shares	(21,797,063)	(15,015,085)	—	(437)

Total dividends from net investment income	(1,975,697,015)	(1,564,251,287)	(509,202,680)	(587,356,006)

Capital Share Transactions
Net increase (decrease) in net assets resulting from capital share transactions	26,979,181,649	7,555,050,216	1,804,075,035	(1,552,678,785)

Net Assets
Total increase (decrease) in net assets	26,979,251,335	7,556,309,638	1,804,143,722	(1,551,870,258)
Beginning of year	35,595,842,490	28,039,532,852	10,620,993,513	12,172,863,771

End of year	$62,575,093,825	$35,595,842,490	$12,425,137,235	$10,620,993,513

End of year undistributed (distributions in excess of) net investment income	$—	$—	$(36)	$—

See accompanying notes to financial statements.

58	ANNUAL REPORT	OCTOBER 31, 2007

Statements of Changes in Net Assets (continued)

FedFund		MuniFund		MuniCash
For the Year Ended October 31,		For the Year Ended October 31,		For the Year Ended October 31,
2007	2006	2007	2006	2007	2006
$174,364,560	$154,392,485	$96,288,897	$81,576,936	$48,823,502	$49,253,381
—	—	19,489	235,929	227,059	(224,451)

174,364,560	154,392,485	96,308,386	81,812,865	49,050,561	49,028,930

(125,002,205)	(113,702,966)	(60,529,909)	(50,725,779)	(45,724,041)	(47,459,280)
(22,516,414)	(21,405,041)	(3,150,414)	(2,503,251)	(3,084,371)	(1,783,682)
—	—	(1,688,895)	(1,146,749)	—	—
(144,588)	(95,349)	—	—	(679)	—
(2,544,467)	(3,116,432)	(14,267,987)	(15,420,096)	(14,411)	(1,366)
(2,415,677)	(1,945,617)	(697,696)	(558,500)	—	—
(106)	(97)	(73)	(65)	—	(7)
(18,860,453)	(11,467,225)	(9,127,900)	(6,165,813)	—	—
(2,880,795)	(2,659,758)	(6,826,023)	(5,056,683)	—	(6)

(174,364,705)	(154,392,485)	(96,288,897)	(81,576,936)	(48,823,502)	(49,244,341)

2,958,400,893	200,177,320	1,116,054,836	(710,990,163)	(318,827,058)	(916,177,126)

2,958,400,748	200,177,320	1,116,074,325	(710,754,234)	(318,599,999)	(916,392,537)
3,312,910,850	3,112,733,530	2,374,188,388	3,084,942,622	1,324,374,183	2,240,766,720

$6,271,311,598	$3,312,910,850	$3,490,262,713	$2,374,188,388	$1,005,774,184	$1,324,374,183

$(145)	$—	$2,304	$2,304	$10,030	$10,030

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	59

Statements of Changes in Net Assets (concluded)

	California Money Fund		New York Money Fund
	For the Year Ended October 31,		For the Year Ended October 31,
Increase (Decrease) in Net Assets:	2007	2006	2007	2006
Operations
Net investment income	$39,642,572	$26,370,174	$19,509,134	$15,043,294
Net realized gain (loss) on investments	67,898	172,566	51,875	309,020

Net increase in net assets resulting from operations	39,710,470	26,542,740	19,561,009	15,352,314

Dividends to Shareholders from
Net investment income:
Institutional Shares	(28,478,818)	(19,513,704)	(12,465,216)	(9,970,513)
Dollar Shares	(1,921,183)	(1,271,692)	(235,929)	(172,645)
Cash Management Shares	(483,627)	(26,999)	(400,826)	(203,970)
Cash Reserve Shares	—	—	—	—
Administration Shares	(202,460)	(125,720)	(480,638)	(497,289)
Bear Stearns Shares	(1,094,130)	(718,541)	(144,854)	(88,337)
Bear Stearns Premier Choice Shares	(69)	(62)	(8,065)	(2,923)
Bear Stearns Private Client Shares	(6,736,251)	(4,259,946)	(5,348,142)	(3,942,213)
Bear Stearns Premier Shares	(726,034)	(454,439)	(425,464)	(165,404)

Total dividends from net investment income	(39,642,572)	(26,371,103)	(19,509,134)	(15,043,294)

Capital Share Transactions
Net increase (decrease) in net assets resulting from capital share transactions	(36,406,671)	384,893,900	93,730,018	76,713,061

Net Assets
Total increase (decrease) in net assets	(36,338,773)	385,065,537	93,781,893	77,022,081
Beginning of year	1,167,944,699	782,879,162	495,317,973	418,295,892

End of year	$1,131,605,926	$1,167,944,699	$589,099,866	$495,317,973

End of year undistributed net investment income	$—	$—	$6	$—

See accompanying notes to financial statements.

60	ANNUAL REPORT	OCTOBER 31, 2007

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Financial Highlights For a Share Outstanding Throughout Each Period	TempFund

	Institutional Shares					Dollar Shares
	For the Year Ended October 31,					For the Year Ended October 31,
	2007	2006	2005	2004	2003[1]	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0521	0.0470	0.0276	0.0109	0.0113	0.0496	0.0445	0.0252	0.0084	0.0088
Dividends from net investment income	(0.0521)	(0.0470)	(0.0276)	(0.0109)	(0.0113)	(0.0496)	(0.0445)	(0.0252)	(0.0084)	(0.0088)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	5.33%	4.81%	2.80%	1.09%	1.14%	5.07%	4.55%	2.54%	0.84%	0.89%
Ratios/Supplemental Data
Net assets, end of year (000)	$50,720,755	$25,788,255	$20,229,031	$17,452,337	$20,081,053	$6,310,899	$4,971,729	$4,212,168	$3,665,117	$3,818,036
Ratio of expenses to average net assets	0.18%	0.18%	0.18%	0.18%	0.18%	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of expenses to average net assets (including custody credits)	0.18%	0.18%	0.18%	0.18%	0.18%	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of expenses to average net assets (excluding waivers)	0.20%	0.20%	0.21%	0.21%	0.20%	0.45%	0.45%	0.46%	0.46%	0.45%
Ratio of net investment income to average net assets	5.22%	4.78%	2.78%	1.09%	1.15%	4.95%	4.44%	2.57%	0.83%	0.90%

	Cash Management Shares					Cash Reserve Shares[3]
	For the Year Ended October 31,					For the Year Ended October 31,				For the Year Ended October 31,
	2007	2006	2005	2004	2003[1]	2007	2006	10/04/05 - 10/31/05	11/01/03 - 12/15/03	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0471	0.0420	0.0227	0.0059	0.0063	0.0481	0.0430	0.0025	0.0007	0.0067
Dividends from net investment income	(0.0471)	(0.0420)	(0.0227)	(0.0059)	(0.0063)	(0.0481)	(0.0430)	(0.0025)	(0.0007)	(0.0067)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	4.81%	4.28%	2.29%	0.59%	0.63%	4.92%	4.39%	0.24%[4]	0.07%[4]	0.76%
Ratios/Supplemental Data
Net assets, end of period (000)	$724,122	$358,944	$282,475	$192,325	$147,693	$12,090	$17,173	$3,723	$—	$6,622
Ratio of expenses to average net assets	0.68%	0.68%	0.68%	0.68%	0.68%	0.58%	0.58%	0.58%[5]	0.58%[5]	0.58%
Ratio of expenses to average net assets (including custody credits)	0.68%	0.68%	0.68%	0.68%	0.68%	0.58%	0.58%	0.58%[5]	0.58%[5]	0.58%
Ratio of expenses to average net assets (excluding waivers)	0.70%	0.70%	0.71%	0.71%	0.70%	0.60%	0.61%	0.62%[5]	0.60%[5]	0.60%
Ratio of net investment income to average net assets	4.71%	4.24%	2.38%	0.58%	0.57%	4.80%	4.38%	3.34%[5]	0.54%[5]	0.94%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.
[3]	There were no Cash Reserve Shares outstanding during the period August 7, 2003 to September 15, 2003 and December 16, 2003 to October 3, 2005.
[4]	Not annualized.
[5]	Annualized.

See accompanying notes to financial statements.

62	ANNUAL REPORT	OCTOBER 31, 2007

Financial Highlights (continued) For a Share Outstanding Throughout Each Period	TempFund

	Administration Shares					Bear Stearns Shares
	For the Year Ended October 31,					For the Year Ended October 31,
	2007	2006	2005	2004	2003[1]	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0511	0.0460	0.0267	0.0099	0.0103	0.0439	0.0388	0.0195	0.0032	0.0034
Dividends from net investment income	(0.0511)	(0.0460)	(0.0267)	(0.0099)	(0.0103)	(0.0439)	(0.0388)	(0.0195)	(0.0032)	(0.0034)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	5.23%	4.70%	2.70%	0.99%	1.04%	4.48%	3.95%	1.96%	0.32%	0.34%
Ratios/Supplemental Data
Net assets, end of year (000)	$1,842,566	$1,763,132	$1,261,354	$1,200,346	$330	$888,584	$810,613	$706,592	$189,266	$75,071
Ratio of expenses to average net assets	0.28%	0.28%	0.28%	0.28%	0.28%	1.00%	1.00%	1.00%	0.95%	0.96%
Ratio of expenses to average net assets (including custody credits)	0.28%	0.28%	0.28%	0.28%	0.28%	1.00%	1.00%	1.00%	0.95%	0.96%
Ratio of expenses to average net assets (excluding waivers)	0.30%	0.30%	0.31%	0.31%	0.30%	1.05%	1.05%	1.03%	1.03%	1.02%
Ratio of net investment income to average net assets	5.11%	4.65%	2.71%	1.25%	1.00%	4.39%	3.89%	2.25%	0.34%	0.30%

	Bear Stearns Premier Choice Shares[3]			Bear Stearns Private Client Shares				Bear Stearns Premier Shares
	Period Ended	For the Year Ended October 31,	Period Ended	For the Year Ended October 31,			Period Ended	For the Year Ended October 31,		Period Ended
	08/16/07	2006	10/31/05[4]	2007	2006	2005	10/31/04[5]	2007	2006	10/31/05[6]
Per Share Outstanding Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0390	0.0443	0.0154	0.0473	0.0428	0.0235	0.0048	0.0473	0.0428	0.0179
Dividends from net investment income	(0.0390)	(0.0443)	(0.0154)	(0.0473)	(0.0428)	(0.0235)	(0.0048)	(0.0473)	(0.0428)	(0.0179)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	3.98%[7]	4.52%	1.55%[7]	4.84%	4.37%	2.37%	0.48%[7]	4.84%	4.37%	1.80%[7]
Ratios/Supplemental Data
Net assets, end of period (000)	$—	$10,347	$3,619	$1,566,346	$1,479,708	$1,018,935	$280,458	$509,731	$395,943	$321,636
Ratio of expenses to average net assets	0.45%[8]	0.45%	0.45%[8]	0.65%	0.60%	0.60%	0.58%[8]	0.66%	0.60%	0.60%[8]
Ratio of expenses to average net assets (including custody credits)	0.45%[8]	0.45%	0.45%[8]	0.65%	0.60%	0.60%	0.58%[8]	0.66%	0.60%	0.60%[8]
Ratio of expenses to average net assets (excluding waivers)	0.70%[8]	0.71%	0.72%[8]	1.05%	1.05%	1.06%	1.05%[8]	0.80%	0.80%	0.81%[8]
Ratio of net investment income to average net assets	4.92%[8]	4.78%	3.09%[8]	4.73%	4.32%	2.57%	0.96%[8]	4.73%	4.29%	2.93%[8]

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.
[3]	There were no Bear Stearns Premier Choice Shares outstanding during the period August 17, 2007 to October 31, 2007.
[4]	Commencement of operations of share class effective April 25, 2005.
[5]	Commencement of operations of share class effective March 26, 2004.
[6]	Commencement of operations of share class effective March 2, 2005.
[7]	Not annualized.
[8]	Annualized.

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	63

Financial Highlights (continued) For a Share Outstanding Throughout Each Period	TempCash

	Institutional Shares					Dollar Shares
	For the Year Ended October 31,					For the Year Ended October 31,
	2007	2006	2005	2004	2003[1]	2007	2006	2005	2004	2003[1]
Per Share Outstanding Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0521	0.0471	0.0278	0.0112	0.0118	0.0496	0.0446	0.0253	0.0087	0.0093
Dividends from net investment income	(0.0521)	(0.0471)	(0.0278)	(0.0112)	(0.0118)	(0.0496)	(0.0446)	(0.0253)	(0.0087)	(0.0093)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	5.34%	4.82%	2.82%	1.13%	1.18%	5.08%	4.56%	2.56%	0.88%	0.93%
Ratios/Supplemental Data
Net assets, end of year (000)	$11,420,516	$9,769,075	$11,576,987	$7,850,023	$11,193,249	$1,004,425	$826,331	$595,873	$531,509	$433,227
Ratio of expenses to average net assets	0.18%	0.18%	0.18%	0.18%	0.18%	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of expenses to average net assets (including custody credits)	0.18%	0.18%	0.18%	0.18%	0.18%	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of expenses to average net assets (excluding waivers)	0.24%	0.23%	0.24%	0.23%	0.23%	0.49%	0.48%	0.49%	0.49%	0.48%
Ratio of net investment income to average net assets	5.22%	4.79%	2.88%	1.11%	1.18%	4.96%	4.50%	2.63%	0.87%	0.94%

	Cash Management Shares		Administration Shares		Bear Stearns Premier Choice Shares[3]			Bear Stearns Premier Shares[4]
	Year Ended 10/31/07	Period Ended 10/31/06[5]	Period Ended 09/24/07[6]	Period Ended 10/31/06[7],8	11/1/05 - 12/13/05	Year Ended 10/31/05	Period Ended 10/31/04[9]	11/1/05 - 12/13/05	Year Ended 10/31/05	Period Ended 10/31/04[9]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0471	0.0179	0.0386	0.0301	$0.0043	$0.0251	$0.0056	0.0042	0.0234	0.0041
Dividends from net investment income	(0.0471)	(0.0179)	(0.0386)	(0.0301)	$(0.0043)	$(0.0251)	$(0.0056)	(0.0042)	(0.0234)	(0.0041)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	4.82%	1.80%[10]	3.92%[10]	3.04%[10]	0.44%[10]	2.54%	0.56%[10]	0.44%[10]	2.37%	0.41%[10]
Ratios/Supplemental Data
Net assets, end of period (000)	$196	$126	$—	$25,461	$—	$2	$2	$—	$2	$2
Ratio of expenses to average net assets	0.68%	0.68%[11]	0.28%[11]	0.28%[11]	0.45%[11]	0.45%	0.45%[11]	0.60%[11]	0.60%	0.70%[11]
Ratio of expenses to average net assets (including custody credits)	0.68%	0.68%[11]	0.28%[11]	0.28%[11]	0.45%[11]	0.45%	0.45%[11]	0.60%[11]	0.60%	0.70%[11]
Ratio of expenses to average net assets (excluding waivers)	0.74%	0.73%[11]	0.34%[11]	0.34%[11]	0.50%[11]	0.80%	0.50%[11]	0.65%[11]	1.09%	0.75%[11]
Ratio of net investment income to average net assets	4.72%	4.29%[11]	5.12%[11]	5.01%[11]	4.52%[11]	2.57%	1.15%[11]	4.37%[11]	2.12%	0.81%[11]

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.
[3]	There were no Bear Stearns Premier Choice Shares outstanding during the period December 14, 2005 to October 31, 2007.
[4]	There were no Bear Stearns Premier Shares outstanding during the period December 14, 2005 to October 31, 2007.
[5]	Commencement of operations of share class effective June 14, 2006.
[6]	There were no Administration Shares outstanding during the period June 28, 2007 to August 20, 2007.
[7]	There were no Administration Shares outstanding during the period November 25, 2005 to March 30, 2006.
[8]	Commencement of operations of share class effective November 15, 2005.
[9]	Commencement of operations of share class effective March 26, 2004.
[10]	Not annualized.
[11]	Annualized.

See accompanying notes to financial statements.

64	ANNUAL REPORT	OCTOBER 31, 2007

Financial Highlights (continued) For a Share Outstanding Throughout Each Period	FedFund

	Institutional Shares					Dollar Shares
	For the Year Ended October 31,					For the Year Ended October 31,
	2007	2006	2005	2004	2003[1]	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0507	0.0463	0.0269	0.0105	0.0110	0.0482	0.0438	0.0244	0.0080	0.0085
Dividends from net investment income	(0.0507)	(0.0463)	(0.0269)	(0.0105)	(0.0110)	(0.0482)	(0.0438)	(0.0244)	(0.0080)	(0.0085)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	5.19%	4.73%	2.73%	1.05%	1.10%	4.93%	4.47%	2.47%	0.80%	0.85%
Ratios/Supplemental Data
Net assets, end of year (000)	$4,583,892	$2,417,594	$2,320,001	$1,883,220	$2,163,336	$683,594	$415,040	$372,460	$345,479	$397,344
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets (including custody credits)	0.20%	0.20%	0.20%	0.20%	0.20%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets (excluding waivers)	0.27%	0.28%	0.29%	0.29%	0.28%	0.52%	0.53%	0.54%	0.54%	0.53%
Ratio of net investment income to average net assets	5.04%	4.64%	2.73%	1.04%	1.10%	4.83%	4.46%	2.49%	0.79%	0.87%

	Cash Reserve Shares					Administration Shares
	For the Year Ended October 31,				Period Ended 10/31/03[1,3]	For the Year Ended October 31,		Period Ended 10/31/05[4,5]
	2007	2006	2005	2004		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0467	0.0423	0.0229	0.0065	0.0034	0.0497	0.0453	0.0110
Dividends from net investment income	(0.0467)	(0.0423)	(0.0229)	(0.0065)	(0.0034)	(0.0497)	(0.0453)	(0.0110)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	4.78%	4.31%	2.32%	0.65%	0.59%[6]	5.09%	4.63%	1.10%[6]
Ratios/Supplemental Data
Net assets, end of period (000)	$1,183	$1,082	$1,547	$9,276	$13,492	$41,411	$83,069	$43,480
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%[7]	0.30%	0.30%	0.30%[7]
Ratio of expenses to average net assets (including custody credits)	0.60%	0.60%	0.60%	0.60%	0.60%[7]	0.30%	0.30%	0.30%[7]
Ratio of expenses to average net assets (excluding waivers)	0.66%	0.68%	0.70%	0.69%	0.69%[7]	0.38%	0.38%	0.39%[7]
Ratio of net investment income to average net assets	4.61%	4.26%	1.94%	0.62%	0.58%[7]	4.97%	4.67%	2.63%[7]

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.
[3]	Commencement of operations of share class effective April 1, 2003.
[4]	There were no Administration Shares outstanding during the period November 19, 2004 to July 5, 2005.
[5]	Commencement of operations of share class effective November 10, 2004.
[6]	Not annualized.
[7]	Annualized.

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	65

Financial Highlights (continued) For a Share Outstanding Throughout Each Period	FedFund

	Bear Stearns Shares					Bear Stearns Premier Choice Shares
	For the Year Ended October 31,					For the Year Ended October 31,			Period Ended 10/31/04[2]
	2007	2006	2005	2004	2003[1]	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0427	0.0383	0.0189	0.0031	0.0033	0.0482	0.0438	0.0244	0.0054
Dividends from net investment income	(0.0427)	(0.0383)	(0.0189)	(0.0031)	(0.0033)	(0.0482)	(0.0438)	(0.0244)	(0.0054)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[3]	4.36%	3.90%	1.91%	0.31%	0.33%	4.93%	4.47%	2.47%	0.54%[4]
Ratios/Supplemental Data
Net assets, end of period (000)	$98,752	$52,420	$47,205	$18,837	$7,889	$2	$2	$2	$2
Ratio of expenses to average net assets	1.00%	1.00%	1.00%	0.95%	0.95%	0.45%	0.45%	0.45%	0.45%[5]
Ratio of expenses to average net assets (including custody credits)	1.00%	1.00%	1.00%	0.95%	0.95%	0.45%	0.45%	0.45%	0.45%[5]
Ratio of expenses to average net assets (excluding waivers)	1.12%	1.13%	1.09%	1.09%	1.08%	0.77%	0.53%	0.87%	0.54%[5]
Ratio of net investment income to average net assets	4.24%	3.86%	2.14%	0.36%	0.30%	4.83%	4.39%	2.48%	0.92%[5]

	Bear Stearns Private Client Shares				Bear Stearns Premier Shares
	For the Year Ended October 31,			Period Ended 10/31/04[2]	For the Year Ended October 31,			Period Ended 10/31/04[2]
	2007	2006	2005		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0462	0.0423	0.0229	0.0045	0.0462	0.0423	0.0227	0.0038
Dividends from net investment income	(0.0462)	(0.0423)	(0.0229)	(0.0045)	(0.0462)	(0.0423)	(0.0227)	(0.0038)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[3]	4.72%	4.31%	2.32%	0.45%[4]	4.72%	4.31%	2.30%	0.38%[4]
Ratios/Supplemental Data
Net assets, end of period (000)	$768,612	$295,307	$241,913	$50,579	$93,867	$48,396	$86,126	$2
Ratio of expenses to average net assets	0.66%	0.60%	0.60%	0.58%[5]	0.66%	0.60%	0.60%	0.70%[5]
Ratio of expenses to average net assets (including custody credits)	0.66%	0.60%	0.60%	0.58%[5]	0.66%	0.60%	0.60%	0.70%[5]
Ratio of expenses to average net assets (excluding waivers)	1.12%	1.13%	1.14%	0.80%[5]	0.87%	0.88%	0.89%	0.79%[5]
Ratio of net investment income to average net assets	4.58%	4.25%	2.59%	0.92%[5]	4.60%	4.15%	2.84%	0.60%[5]

[1]	Audited by other auditors.
[2]	Commencement of operations of share class effective March 26, 2004.
[3]	Past performance is no guarantee of future results.
[4]	Not annualized.
[5]	Annualized.

See accompanying notes to financial statements.

66	ANNUAL REPORT	OCTOBER 31, 2007

Financial Highlights (continued) For a Share Outstanding Throughout Each Period	MuniFund

	Institutional Shares					Dollar Shares
	For the Year Ended October 31,					For the Year Ended October 31,
	2007	2006	2005	2004	2003[1]	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0349	0.0312	0.0199	0.0095	0.0096	0.0324	0.0287	0.0174	0.0070	0.0071
Dividends from net investment income	(0.0349)	(0.0312)	(0.0199)	(0.0095)	(0.0096)	(0.0324)	(0.0287)	(0.0174)	(0.0070)	(0.0071)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	3.55%	3.17%	2.01%	0.95%	0.96%	3.29%	2.91%	1.76%	0.70%	0.71%
Ratios/Supplemental Data
Net assets, end of year (000)	$2,316,504	$1,420,560	$2,135,257	$1,812,753	$1,549,951	$147,606	$96,853	$84,763	$82,323	$37,749
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets (including custody credits)	0.20%	0.20%	0.19%	0.19%	0.19%	0.45%	0.45%	0.44%	0.45%	0.44%
Ratio of expenses to average net assets (excluding waivers)	0.33%	0.33%	0.33%	0.34%	0.35%	0.58%	0.58%	0.58%	0.59%	0.60%
Ratio of net investment income to average net assets	3.49%	3.10%	2.02%	0.95%	0.93%	3.23%	2.87%	1.75%	0.73%	0.74%

	Cash Management Shares[3]					Cash Reserve Shares[4]
	For the Year Ended October 31,					11/01/02 - 08/06/03[1]
	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0299	0.0262	0.0149	0.0045	0.0040	0.0047
Dividends from net investment income	(0.0299)	(0.0262)	(0.0149)	(0.0045)	(0.0040)	(0.0047)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	3.03%	2.65%	1.51%	0.45%	0.45%[5]	0.57%[5]
Ratios/Supplemental Data
Net assets, end of period (000)	$40,620	$41,699	$35,774	$20,114	$22,423	$—
Ratio of expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%[6]	0.60%[6]
Ratio of expenses to average net assets (including custody credits)	0.70%	0.70%	0.69%	0.69%	0.69%[6]	0.59%[6]
Ratio of expenses to average net assets (excluding waivers)	0.83%	0.83%	0.83%	0.84%	0.85%[6]	0.75%[6]
Ratio of net investment income to average net assets	2.98%	2.65%	1.58%	0.43%	0.40%	0.63%[6]

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.
[3]	There were no Cash Management Shares outstanding during the period December 6, 2002 to January 9, 2003.
[4]	There were no Cash Reserve Shares outstanding during the period August 7, 2003 to October 31, 2007.
[5]	Not annualized.
[6]	Annualized.

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	67

Financial Highlights (continued) For a Share Outstanding Throughout Each Period	MuniFund

	Administration Shares[1]					Bear Stearns Shares
	For the Year Ended October 31,
				05/17/04 -	11/01/02 -	For the Year Ended October 31,
	2007	2006	2005	10/31/04	10/06/03[2]	2007	2006	2005	2004	2003[2]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0339	0.0302	0.0189	0.0044	0.0081	0.0269	0.0232	0.0119	0.0026	0.0026
Dividends from net investment income	(0.0339)	(0.0302)	(0.0189)	(0.0044)	(0.0081)	(0.0269)	(0.0232)	(0.0119)	(0.0026)	(0.0026)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[3]	3.44%	3.07%	1.91%	0.44%[4]	0.87%[4]	2.72%	2.35%	1.20%	0.26%	0.26%
Ratios/Supplemental Data
Net assets, end of period (000)	$389,468	$371,211	$516,607	$437,590	$—	$38,401	$31,467	$24,225	$28,191	$5,371
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%[5]	0.30%[5]	1.00%	1.00%	1.00%	0.90%	0.88%
Ratio of expenses to average net assets (including custody credits)	0.30%	0.30%	0.29%	0.30%[5]	0.29%[5]	1.00%	1.00%	0.99%	0.89%	0.87%
Ratio of expenses to average net assets (excluding waivers)	0.43%	0.43%	0.43%	0.43%[5]	0.45%[5]	1.18%	1.18%	1.13%	1.14%	1.15%
Ratio of net investment income to average net assets	3.39%	3.01%	1.90%	1.01%[5]	0.90%[5]	2.68%	2.32%	1.15%	0.29%	0.25%

	Bear Stearns Premier Choice Shares			Bear Stearns Private Client Shares				Bear Stearns Premier Shares
	For the Year Ended October 31,		Period Ended	For the Year Ended October 31,			Period Ended	For the Year Ended October 31,		Period Ended
	2007	2006	10/31/05[6]	2007	2006	2005	10/31/04[7]	2007	2006	10/31/05[8]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	1.00	$1.00	$1.00	$1.00

Net investment income	0.0324	0.0287	0.0108	0.0303	0.0272	0.0155	0.0033	0.0300	0.0272	0.0120
Dividends from net investment income	(0.0324)	(0.0287)	(0.0108)	(0.0303)	(0.0272)	(0.0155)	(0.0033)	(0.0300)	(0.0272)	(0.0120)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00 $	$1.00	$1.00	1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[3]	3.29%	2.91%	1.08%[4]	3.08%	2.76%	1.56%	0.33%[4]	3.08%	2.76%	1.21%[4]
Ratios/Supplemental Data
Net assets, end of period (000)	$2	$2	$2	$293,358	252,344	$161,860	51,799	$264,304	$160,053	$126,455
Ratio of expenses to average net assets	0.45%	0.45%	0.45%[5]	0.65%	0.60%	0.63%	0.68%[5]	0.66%	0.60%	0.60%[5]
Ratio of expenses to average net assets (including custody credits)	0.45%	0.45%	0.44%[5]	0.65%	0.60%	0.62%	0.68%[5]	0.66%	0.60%	0.59%[5]
Ratio of expenses to average net assets (excluding waivers)	0.84%	0.58%	0.58%[5]	1.18%	1.18%	1.18%	0.83%[5]	0.93%	0.93%	0.93%[5]
Ratio of net investment income to average net assets	3.23%	2.85%	1.75%[5]	3.03%	2.75%	1.64%	0.67%[5]	3.03%	2.72%	1.88%[5]

[1]	There were no Administration Shares outstanding during the period October 7, 2003 to May 16, 2004.
[2]	Audited by other auditors.
[3]	Past performance is no guarantee of future results.
[4]	Not annualized.
[5]	Annualized.
[6]	Commencement of operations of share class effective April 25, 2005.
[7]	Commencement of operations of share class effective March 26, 2004.
[8]	Commencement of operations of share class effective March 2, 2005.

See accompanying notes to financial statements.

68	ANNUAL REPORT	OCTOBER 31, 2007

Financial Highlights (continued) For a Share Outstanding Throughout Each Period	MuniCash

	Institutional Shares					Dollar Shares
	For the Year Ended October 31,					For the Year Ended October 31,
	2007	2006	2005	2004	2003[1]	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0353	0.0318	0.0206	0.0100	0.0108	0.0328	0.0293	0.0181	0.0075	0.0083
Dividends from net investment income	(0.0353)	(0.0318)	(0.0206)	(0.0100)	(0.0108)	(0.0328)	(0.0293)	(0.0181)	(0.0075)	(0.0083)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	3.59%	3.23%	2.09%	1.01%	1.09%	3.33%	2.97%	1.83%	0.76%	0.84%
Ratios/Supplemental Data
Net assets, end of year (000)	$919,878	$1,232,427	$2,181,441	$2,315,927	$2,054,465	$85,628	$91,505	$59,321	$79,579	$90,241
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets (including custody credits)	0.20%	0.20%	0.19%	0.19%	0.19%	0.45%	0.45%	0.44%	0.44%	0.44%
Ratio of expenses to average net assets (excluding waivers)	0.36%	0.36%	0.34%	0.33%	0.34%	0.61%	0.61%	0.59%	0.58%	0.59%
Ratio of net investment income to average net assets	3.54%	3.12%	2.04%	1.01%	1.04%	3.28%	2.93%	1.79%	0.75%	0.81%

	Cash Reserve Shares	Administration Shares[3]		Bear Stearns Premier Choice Shares[4]			Bear Stearns Premier Shares[5]
	Period Ended 10/31/07[6]	Year Ended 10/31/07	Period Ended 10/31/06[7]	11/01/05 - 12/13/05	Year Ended 10/31/05	Period Ended 10/31/04[8]	11/01/05 - 12/13/05	Year Ended 10/31/05	Period Ended 10/31/04[8]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0127	0.0297	0.0031	0.0030	0.0181	0.0049	0.0027	0.0157	0.0035
Dividends from net investment income	(0.0127)	(0.0297)	(0.0031)	(0.0030)	(0.0181)	(0.0049)	(0.0027)	(0.0157)	(0.0035)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	1.27%[9]	3.01%[9]	0.31%[9]	0.30%[9]	1.83%	0.50%[9]	0.27%[9]	1.58%	0.35%[9]
Ratios/Supplemental Data
Net assets, end of period (000)	$10	$258	$443	$—	$2	$2	$—	$2	$2
Ratio of expenses to average net assets	0.60%[10]	0.30%[10]	0.30%[10]	0.45%[10]	0.45%	0.45%[10]	0.70%[10]	0.62%	0.70%[10]
Ratio of expenses to average net assets (including custody credits)	0.60%[10]	0.30%[10]	0.30%[10]	0.45%[10]	0.44%	0.44%[10]	0.70%[10]	0.61%	0.69%[10]
Ratio of expenses to average net assets (excluding waivers)	0.76%[10]	0.47%[10]	0.46%[10]	0.61%[10]	0.85%	0.58%[10]	0.86%[10]	0.85%	0.83%[10]
Ratio of net investment income to average net assets	3.12%[10]	3.46%[10]	3.02%[10]	2.87%[10]	1.77%	0.84%[10]	2.62%[10]	1.60%	0.57%[10]

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.
[3]	There were no Administration Shares outstanding during the period April 14, 2007 to May 30, 2007.
[4]	There were no Bear Stearns Premier Choice Shares outstanding during the period December 14, 2005 to October 31, 2007.
[5]	There were no Bear Stearns Premier Shares outstanding during the period December 14, 2005 to October 31, 2007.
[6]	Commencement of operations of share class effective June 5, 2007.
[7]	Commencement of operations of share class effective September 28, 2006.
[8]	Commencement of operations of share class effective March 26, 2004.
[9]	Not annualized.
[10]	Annualized.

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	69

Financial Highlights (continued) For a Share Outstanding Throughout Each Period	California Money Fund

	Institutional Shares					Dollar Shares
	For the Year Ended October 31,					For the Year Ended October 31,
	2007	2006	2005	2004	2003[1]	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0341	0.0308	0.0197	0.0092	0.0094	0.0316	0.0283	0.0172	0.0067	0.0069
Dividends from net investment income	(0.0341)	(0.0308)	(0.0197)	(0.0092)	(0.0094)	(0.0316)	(0.0283)	(0.0172)	(0.0067)	(0.0069)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	3.46%	3.13%	1.99%	0.92%	0.94%	3.20%	2.87%	1.74%	0.68%	0.69%
Ratios/Supplemental Data
Net assets, end of year (000)	$778,621	$860,859	$593,417	$454,698	$496,630	$47,235	$40,850	$26,293	$1,347	$15,463
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets (including custody credits)	0.20%	0.20%	0.20%	0.20%	0.19%	0.45%	0.45%	0.45%	0.44%	0.44%
Ratio of expenses to average net assets (excluding waivers)	0.40%	0.40%	0.41%	0.41%	0.40%	0.65%	0.65%	0.65%	0.66%	0.65%
Ratio of net investment income to average net assets	3.40%	3.13%	2.00%	0.92%	0.93%	3.16%	2.86%	1.84%	0.66%	0.71%

	Cash Management Shares					Administration Shares
	For the Year Ended October 31,				Period Ended	For the Year Ended October 31,			Period Ended
	2007	2006	2005	2004	10/31/03[1,3]	2007	2006	2005	10/31/04[4]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0291	0.0258	0.0147	0.0042	0.0008	0.0331	0.0298	0.0187	0.0037
Dividends from net investment income	(0.0291)	(0.0258)	(0.0147)	(0.0042)	(0.0008)	(0.0331)	(0.0298)	(0.0187)	(0.0037)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	2.95%	2.61%	1.48%	0.42%	0.25%[5]	3.36%	3.02%	1.89%	0.37%[5]
Ratios/Supplemental Data
Net assets, end of period (000)	$21,289	$10,122	$205	$120	$227	$6,971	$5,013	$3,898	$1,738
Ratio of expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.69%[6]	0.30%	0.30%	0.30%	0.30%[6]
Ratio of expenses to average net assets (including custody credits)	0.70%	0.70%	0.70%	0.70%	0.68%[6]	0.30%	0.30%	0.30%	0.30%[6]
Ratio of expenses to average net assets (excluding waivers)	0.90%	0.90%	0.91%	0.90%	0.91%[6]	0.50%	0.50%	0.51%	0.51%[6]
Ratio of net investment income to average net assets	2.92%	2.70%	1.50%	0.40%	0.25%[6]	3.31%	2.99%	1.98%	1.00%[6]

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.
[3]	Commencement of operations of share class effective July 14, 2003.
[4]	Commencement of operations of share class effective June 18, 2004.
[5]	Not annualized.
[6]	Annualized.

See accompanying notes to financial statements.

70	ANNUAL REPORT	OCTOBER 31, 2007

Financial Highlights (continued) For a Share Outstanding Throughout Each Period	California Money Fund

	Bear Stearns Shares					Bear Stearns Premier Choice Shares
	For the Year Ended October 31,					For the Year Ended October 31,			Period Ended
	2007	2006	2005	2004	2003[1]	2007	2006	2005	10/31/04[2]
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0261	0.0228	0.0117	0.0025	0.0025	0.0316	0.0283	0.0172	0.0045
Dividends from net investment income	(0.0261)	(0.0228)	(0.0117)	(0.0025)	(0.0025)	(0.0316)	(0.0283)	(0.0172)	(0.0045)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[3]	2.64%	2.31%	1.18%	0.25%	0.25%	3.20%	2.87%	1.74%	0.45%[4]
Ratios/Supplemental Data
Net assets, end of year (000)	$35,563	$33,556	$15,777	$6,307	$3,103	$2	$2	$2	$2
Ratio of expenses to average net assets	1.00%	1.00%	1.00%	0.86%	0.88%	0.45%	0.45%	0.45%	0.45%[5]
Ratio of expenses to average net assets (including custody credits)	1.00%	1.00%	1.00%	0.86%	0.87%	0.45%	0.45%	0.45%	0.45%[5]
Ratio of expenses to average net assets (excluding waivers)	1.25%	1.25%	1.21%	1.20%	1.20%	0.90%	0.94%	0.87%	0.66%[5]
Ratio of net investment income to average net assets	2.61%	2.31%	1.27%	0.25%	0.24%	3.14%	2.83%	1.90%	0.76%[5]

	Bear Stearns Private Client Shares				Bear Stearns Premier Shares
	For the Year Ended October 31,			Period Ended	For the Year Ended October 31,			Period Ended
	2007	2006	2005	10/31/04[2]	2007	2006	2005	10/31/04[2]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0296	0.0268	0.0152	0.0030	0.0295	0.0268	0.0154	0.0036
Dividends from net investment income	(0.0296)	(0.0268)	(0.0152)	(0.0030)	(0.0295)	(0.0268)	(0.0154)	(0.0036)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[3]	2.99%	2.72%	1.54%	0.32%[4]	2.99%	2.72%	1.55%	0.36%[4]
Ratios/Supplemental Data
Net assets, end of period (000)	$196,002	$203,719	$127,509	$37,216	$45,924	$13,822	$15,778	$2
Ratio of expenses to average net assets	0.65%	0.60%	0.64%	0.68%[5]	0.66%	0.60%	0.60%	0.60%[5]
Ratio of expenses to average net assets (including custody credits)	0.65%	0.60%	0.64%	0.68%[5]	0.66%	0.60%	0.60%	0.60%[5]
Ratio of expenses to average net assets (excluding waivers)	1.25%	1.25%	1.26%	0.91%[5]	1.00%	1.00%	1.01%	0.81%[5]
Ratio of net investment income to average net assets	2.95%	2.71%	1.62%	0.63%[5]	2.94%	2.70%	1.90%	0.55%[5]

[1]	Audited by other auditors.
[2]	Commencement of operations of share class effective March 26, 2004.
[3]	Past performance is no guarantee of future results.
[4]	Not annualized.
[5]	Annualized.

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	71

Financial Highlights (continued) For a Share Outstanding Throughout Each Period	New York Money Fund

	Institutional Shares					Dollar Shares
	For the Year Ended October 31,					For the Year Ended October 31,
	2007	2006	2005	2004	2003[1]	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0346	0.0314	0.0197	0.0091	0.0096	0.0323	0.0289	0.0172	0.0066	0.0071
Dividends from net investment income	(0.0346)	(0.0314)	(0.0197)	(0.0091)	(0.0096)	(0.0323)	(0.0289)	(0.0172)	(0.0066)	(0.0071)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	3.51%	3.18%	1.99%	0.92%	0.96%	3.26%	2.93%	1.74%	0.67%	0.71%
Ratios/Supplemental Data
Net assets, end of year (000)	$357,803	$313,842	$271,454	$234,346	$347,960	$6,514	$6,362	$5,515	$5,059	$5,216
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets (including custody credits)	0.20%	0.20%	0.20%	0.19%	0.19%	0.45%	0.45%	0.45%	0.44%	0.44%
Ratio of expenses to average net assets (excluding waivers)	0.41%	0.41%	0.41%	0.40%	0.40%	0.66%	0.66%	0.66%	0.65%	0.65%
Ratio of net investment income to average net assets	3.45%	3.14%	1.98%	0.90%	0.95%	3.21%	2.88%	1.67%	0.67%	0.68%

	Cash Management Shares			Administration Shares
	For the Year Ended October 31,		Period Ended	For the Year Ended October 31,			Period Ended
	2007	2006	10/31/05[3]	2007	2006	2005	10/31/04[4]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0296	0.0264	0.0114	0.0336	0.0304	0.0187	0.0035
Dividends from net investment income	(0.0296)	(0.0264)	(0.0114)	(0.0336)	(0.0304)	(0.0187)	(0.0035)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	3.00%	2.67%	1.14%[5]	3.41%	3.08%	1.89%	0.35%[5]
Ratios/Supplemental Data
Net assets, end of period (000)	$15,062	$9,398	$3,585	$13,158	$16,125	$16,394	$21,890
Ratio of expenses to average net assets	0.70%	0.70%	0.70%[6]	0.30%	0.30%	0.30%	0.30%[6]
Ratio of expenses to average net assets (including custody credits)	0.70%	0.70%	0.70%[6]	0.30%	0.30%	0.30%	0.30%[6]
Ratio of expenses to average net assets (excluding waivers)	0.91%	0.91%	0.91%[6]	0.51%	0.51%	0.51%	0.51%[6]
Ratio of net investment income to average net assets	2.96%	2.70%	1.80%[6]	3.35%	3.04%	1.84%	0.94%[6]

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.
[3]	Commencement of operations of share class effective March 3, 2005.
[4]	Commencement of operations of share class effective June 18, 2004.
[5]	Not annualized.
[6]	Annualized.

See accompanying notes to financial statements.

72	ANNUAL REPORT	OCTOBER 31, 2007

Financial Highlights (concluded) For a Share Outstanding Throughout Each Period	New York Money Fund

	Bear Stearns Shares					Bear Stearns Premier Choice Shares
	For the Year Ended October 31,					For the Year Ended October 31,			Period Ended
	2007	2006	2005	2004	2003[2]	2007	2006	2005	10/31/04[1]
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0266	0.0234	0.0117	0.0024	0.0025	0.0321	0.0289	0.0172	0.0043
Dividends from net investment income	(0.0266)	(0.0234)	(0.0117)	(0.0024)	(0.0025)	(0.0321)	(0.0289)	(0.0172)	(0.0043)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[3]	2.69%	2.36%	1.18%	0.24%	0.25%	3.26%	2.93%	1.74%	0.43%[4]
Ratios/Supplemental Data
Net assets, end of year (000)	$6,255	$2,686	$3,831	$1,420	$18,652	$641	$242	$2	$2
Ratio of expenses to average net assets	1.00%	1.00%	1.00%	0.83%	0.91%	0.45%	0.45%	0.45%	0.45%[5]
Ratio of expenses to average net assets (including custody credits)	1.00%	1.00%	1.00%	0.82%	0.90%	0.45%	0.45%	0.45%	0.44%[5]
Ratio of expenses to average net assets (excluding waivers)	1.26%	1.26%	1.21%	1.20%	1.20%	0.91%	0.91%	0.87%	0.65%[5]
Ratio of net investment income to average net assets	2.66%	2.33%	1.35%	0.21%	0.25%	3.19%	3.14%	1.94%	0.69%[5]

	Bear Stearns Private Client Shares				Bear Stearns Premier Shares
	For the Year Ended October 31,			Period Ended	For the Year Ended October 31,			Period Ended
	2007	2006	2005	10/31/04[1]	2007	2006	2005	10/31/04[1]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0300	0.0274	0.0152	0.0030	0.0300	0.0274	0.0154	0.0034
Dividends from net investment income	(0.0300)	(0.0274)	(0.0152)	(0.0030)	(0.0300)	(0.0274)	(0.0154)	(0.0034)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[3]	3.05%	2.77%	1.54%	0.30%[4]	3.05%	2.77%	1.56%	0.34%[4]
Ratios/Supplemental Data
Net assets, end of period (000)	$175,446	$138,323	$111,739	$53,933	$14,221	$8,339	$5,774	$2
Ratio of expenses to average net assets	0.66%	0.60%	0.64%	0.69%[5]	0.66%	0.60%	0.61%	0.60%[5]
Ratio of expenses to average net assets (including custody credits)	0.66%	0.60%	0.64%	0.68%[5]	0.66%	0.60%	0.61%	0.59%[5]
Ratio of expenses to average net assets (excluding waivers)	1.26%	1.26%	1.26%	0.92%[5]	1.01%	1.01%	1.02%	0.80%[5]
Ratio of net investment income to average net assets	3.00%	2.75%	1.58%	0.56%[5]	3.01%	2.72%	1.82%	0.55%[5]

[1]	Commencement of operations of share class effective March 26, 2004.
[2]	Audited by other auditors.
[3]	Past performance is no guarantee of future results.
[4]	Not annualized.
[5]	Annualized.

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	73

Notes to Financial Statements

(A) Organization

BlackRock Liquidity Funds (the “Trust”) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The financial statements and these accompanying notes relate to the Trust’s seven Funds: TempFund, TempCash, FedFund, MuniFund, MuniCash, California Money Fund and New York Money Fund (each a “Fund” and together, the “Funds”).

California Money Fund and New York Money Fund each offer eleven classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares and Plus Shares. TempFund and MuniFund each offer ten classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares, and Plus Shares. FedFund offers ten classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. TempCash and MuniCash each offer nine classes of shares: Administration Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. As of October 31, 2007, no Plus Shares or Cash Plus Shares were outstanding.

Effective March 1, 2005 Bear Stearns Premier Select Shares were renamed Bear Stearns Premier Choice Shares.

(B) Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of their financial statements.

Security Valuation — Fund securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Trust seeks to maintain the net asset value per share of each Fund at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

In September 2006, “Statement of Financial Accounting Standards No. 157, Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Funds’ financial statements, if any, has not been determined.

In addition, in February 2007, the Financial Accounting Standards Board issued “Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Funds’ financial statements, if any, has not been determined.

Dividends to Shareholders — Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Investment Transactions and Investment Income — Investment transactions are accounted for on the trade date. The cost of investments sold and realized gains and losses thereon are determined by use of the specific identification method, generally first in first out, for both financial reporting and federal income tax purposes. Interest income is recorded on an accrual basis.

Repurchase Agreements — For TempFund, TempCash and FedFund, the Trust may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller’s agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of Fund investments, provided the repurchase agreements themselves mature in 13 months or less. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Trust’s custodian or an authorized securities depository.

Forward Commitments, When-Issued and Delayed Delivery Securities — The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a

74	ANNUAL REPORT	OCTOBER 31, 2007

Notes to Financial Statements (continued)

commitment to purchase a security on a when-issued forward commitment basis, the Funds will hold liquid assets worth at least the equivalent of the amount due.

Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”) requires the use of management estimates. Actual results could differ from these estimates and such differences could be material.

Other — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class-specific expenses are borne by that class. Differences in net expense ratios between classes of a Fund are due to class-specific expenses and waivers. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day.

(C) Agreements and Other Transactions with Affiliates and Related Parties

Pursuant to agreements between the Trust and BlackRock Institutional Management Corporation (“BIMC”), an indirect wholly-owned subsidiary of BlackRock, Inc., BIMC provides both investment advisory and administration services to the Trust. PFPC Trust Company (“PTC”), an indirect, wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”), is the Trust’s custodian and PFPC Inc. (“PFPC”), an indirect, wholly owned subsidiary of PNC, is the Trust’s transfer agent and sub-administrator. BlackRock Distributors, Inc., (“BDI”), a direct subsidiary of PNC, serves as the Trust’s distributor. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and PNC are principal owners of BlackRock, Inc.

The Trust has entered into a Management Agreement with BIMC under which it provides certain advisory and administrative services. BIMC also entered into a sub-administrative agreement with PFPC under which it provides certain administrative services.

For the management and administration services provided and expenses assumed by it under the Management Agreement, BIMC is entitled to receive the following annual fees computed daily based upon each Fund’s average daily net assets and paid monthly:

Fund	TempFund
Management Fee	.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.180% of the next $1 billion
.175% of the next $1 billion
.170% of amounts in excess of $8 billion.

Fund	TempCash, MuniFund and MuniCash
Management Fee	.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.185% of the next $1 billion
.180% of amounts in excess of $7 billion.

Fund	California Money Fund and New York Money Fund
Management Fee	.375% of the first $1 billion
.350% of the next $1 billion
.325% of the next $1 billion
.300% of amounts in excess of $3 billion.

The following annual fees shall be computed daily and paid monthly to BIMC:

FedFund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of amounts in excess of $3 billion.**
.100% of the next $1 billion*
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

The Management Fee is equal to Calculation A plus Calculation B.

*	Based on the combined average net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of FedFund.

Until February 28, 2008, BIMC, as investment advisor and administrator, has contractually agreed to reduce its fees and reimburse expenses to ensure that the combined “Management Fees” and “Miscellaneous Expenses” do not exceed 0.18% of the average daily net assets of TempFund and TempCash and 0.20% of the average daily net assets of FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund. The waiver agreement may not be terminated before February 28, 2008. Any fees waived by BIMC with respect to a particular fiscal year are not recoverable.

ANNUAL REPORT	OCTOBER 31, 2007	75

Notes to Financial Statements (continued)

Pursuant to the Plus Shares Distribution and Services Plan, the Cash Plus Shares Distribution Plan, the Bear Stearns Shares Distribution Plan, the Bear Stearns Premier Shares Distribution Plan, the Bear Stearns Premier Choice Shares Distribution Plan and the Bear Stearns Private Client Shares Distribution Plan, the Trust may pay BDI a fee for distribution and sales support services. Currently, fees are only being paid pursuant to the Bear Stearns Shares Distribution Plan, the Bear Stearns Premier Shares Distribution Plan, the Bear Stearns Premier Choice Shares Distribution Plan and the Bear Stearns Private Client Shares Distribution Plan because there are no Plus or Cash Plus Shares outstanding. In addition, the Trust may pay Service Organizations, including affiliates of BIMC, fees for providing certain services (“shareholder services”) to their customers who own shares of the Funds. Pursuant to its respective Shareholder Services Plan, each of the Administration, Dollar, Cash Management, Cash Reserve, Bear Stearns, Bear Stearns Premier, Bear Stearns Premier Choice and Bear Stearns Private Client Share classes are currently paying fees to Service Organizations, which may include affiliates of BIMC.

The following tables provide a list of share classes offered by the Trust along with a summary of their respective class-specific fee arrangements as provided in the Trust’s Shareholder Service Plans and Distribution Plans.

	Share Classes
	Dollar Shares		Cash Management Shares		Cash Reserve Shares
	Contractual Fees[1]	Actual Fees[1]	Contractual Fees[1]	Actual Fees[1]	Contractual Fees[1]	Actual Fees[1]
TempFund	0.25%	0.25%	0.50%	0.50%	0.40%	0.40%
TempCash	0.25%	0.25%	0.50%	0.50%	0.40%	N/A
FedFund	0.25%	0.25%	0.50%	N/A	0.40%	0.40%
MuniFund	0.25%	0.25%	0.50%	0.50%	0.40%	N/A
MuniCash	0.25%	0.25%	0.50%	N/A	0.40%	0.40%
California Money Fund	0.25%	0.25%	0.50%	0.50%	0.40%	N/A
New York Money Fund	0.25%	0.25%	0.50%	0.50%	0.40%	N/A

	Share Classes
	Administration Shares		Cash Plus Shares		Plus Shares
	Contractual Fees[1]	Actual Fees[1]	Contractual Fees[1]	Actual Fees[1]	Contractual Fees[1,2]	Actual Fees[1,2]
TempFund	0.10%	0.10%	N/A	N/A	0.25%	N/A
TempCash	0.10%	0.10%	0.85%	N/A	N/A	N/A
FedFund	0.10%	0.10%	0.85%	N/A	N/A	N/A
MuniFund	0.10%	0.10%	N/A	N/A	0.25%	N/A
MuniCash	0.10%	0.10%	0.85%	N/A	N/A	N/A
California Money Fund	0.10%	0.10%	0.85%	N/A	0.40%	N/A
New York Money Fund	0.10%	0.10%	0.85%	N/A	0.40%	N/A

	Bear Stearns Share Classes
	Bear Stearns Shares		Premier Choice Shares		Private Client Shares		Premier Shares
	Contractual Fees[1]	Actual Fees[1]	Contractual Fees[1]	Actual Fees[1]	Contractual Fees[1]	Actual Fees[1]	Contractual Fees[1]	Actual Fees[1]
TempFund	0.85%	0.82%	0.50%	0.27%	0.85%	0.47%	0.60%	0.48%
TempCash	N/A	N/A	0.50%	N/A	0.85%	N/A	0.60%	N/A
FedFund	0.85%	0.80%	0.50%	0.25%	0.85%	0.46%	0.60%	0.46%
MuniFund	0.85%	0.80%	0.50%	0.25%	0.85%	0.45%	0.60%	0.46%
MuniCash	N/A	N/A	0.50%	N/A	0.85%	N/A	0.60%	N/A
California Money Fund	0.85%	0.80%	0.50%	0.25%	0.85%	0.45%	0.60%	0.46%
New York Money Fund	0.85%	0.80%	0.50%	0.25%	0.85%	0.46%	0.60%	0.46%

(1)

The difference in the level of fees among classes is related to the type and number of services that may be provided by the Service Organization. Dividends paid to shareholders of all share classes, except Institutional Shares, are reduced by such fees.

(2)

The Trust has adopted a Distribution and Shareholder Service Plan pursuant to which shareholders of Plus Shares will pay a class specific fee of 0.25% (0.40% for the New York Money and California Money Funds) on an annualized basis of the average daily net asset value of such shares. This fee reflects the provision of both distribution and sale support (12b-1) and shareholder services.

76	ANNUAL REPORT	OCTOBER 31, 2007

Notes to Financial Statements (continued)

For the year ended October 31, 2007, the following shows the various types of class-specific expenses borne directly by each class of each Fund and any associated waivers of those expenses.

Shareholder Servicing Fees	Share Classes
	Dollar	Cash Management	Cash Reserve	Administration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier	Total
TempFund	$13,514,185	$2,649,194	$65,929	$1,875,134	$4,262,356	$53,024	$8,165,241	$2,301,771	$32,886,834
TempCash	2,339,157	561	—	7,908	—	—	—	—	2,347,626
FedFund	1,165,447	—	12,549	51,082	284,998	9	2,060,066	313,439	3,887,590
MuniFund	243,735	283,269	—	421,131	129,952	11	1,504,625	1,125,633	3,708,356
MuniCash	234,788	—	87	424	—	—	—	—	235,299
California Money Fund	151,773	82,690	—	6,114	209,292	9	1,140,520	123,177	1,713,575
New York Money Fund	18,377	67,563	—	14,354	27,182	1,010	891,538	70,739	1,090,763

Shareholder Servicing Fees Waived	Share Classes
	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier	Total
TempFund	$255,741	$17,232	$419,698	$110,589	$803,260
FedFund	28,499	4	165,257	26,749	220,509
MuniFund	12,995	4	138,971	96,783	248,753
California Money Fund	20,929	4	106,594	10,104	137,631
New York Money Fund	2,718	378	79,213	5,616	87,925

Distribution Fees	Share Classes
	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier	Total
TempFund	$2,983,649	$13,256	$5,715,669	$460,354	$9,172,928
FedFund	199,499	4	1,442,046	62,688	1,704,237
MuniFund	90,966	4	1,053,238	225,127	1,369,335
California Money Fund	146,504	4	798,366	24,635	969,509
New York Money Fund	19,027	252	624,077	14,148	657,504

Distribution Fees Waived	Share Classes
	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier	Total
TempFund	$13,256	$5,715,667	$460,354	$6,189,277
FedFund	2	1,442,046	62,687	1,504,735
MuniFund	2	1,053,238	225,126	1,278,366
California Money Fund	2	798,365	24,635	823,002
New York Money Fund	252	624,076	14,147	638,475

In return for custody services provided by PTC, the Trust pays PTC a fee, computed daily and payable monthly.

Prior to April 1, 2007, the fee was based upon an annualized percentage of the average gross assets of each Fund as follows: 0.006% of the first $10 billion, 0.0055% of the next $10 billion and 0.005% of the average gross assets in excess of $20 billion.

Effective April 1, 2007, the fee is based upon an annualized percentage of the average net assets of each Fund as follows: 0.0075% of the first $400 million, 0.005% of the next $1.6 billion and 0.002% of the average net assets in excess of $2 billion.

The Funds may also pay certain out-of-pocket expenses and unfunded subscription charges that are charged by PTC.

Pursuant to the Trust’s operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances (“custody credits”), which are on the Statements of Operations as custody fees paid indirectly.

Pursuant to the Transfer Agent Agreement PFPC serves as the transfer and dividend disbursing agent for the Funds. For its services, PFPC receives an annual fee of $1,750,000 for the first 40 share classes plus $50,000 for each additional share class beyond the first 40, plus transaction fees, per account fees and disbursements.

ANNUAL REPORT	OCTOBER 31, 2007	77

Notes to Financial Statements (continued)

For the year ended October 31, 2007, the Funds paid to affiliates the following fees in return for distribution and sales support services:

TempFund	$11,886,284
TempCash	1,943,988
FedFund	1,151,474
MuniFund	540,648
MuniCash	163,096
California Money Fund	6,115
New York Money Fund	22,429

The Funds may receive earnings credits related to cash balances in transfer agent demand deposit accounts with PFPC which are shown on the Statement of Operations as “fees paid indirectly.”

For the year ended October 31, 2007, short term investments in companies assumed to be affiliates of the Funds were as follows:

Fund	Affiliated Investments	Net Activity	Net Realized Gain/Loss	Interest Income	Market Value at October 31, 2007
TempFund	Merrill Lynch & Co., Inc.	$(121,400,000)	$—	$3,759,876	$—
	PNC Bank N.A., Repurchase Agreements	162,600,000	—	5,990,595	356,000,000
TempCash	Merrill Lynch & Co., Inc.	(52,000,000)	—	1,610,491	—
FedFund	PNC Bank N.A., Repurchase Agreements	8,500,000	—	1,350,902	8,500,000
MuniFund	Alaska Housing Finance Corp. RB (Housing Development Project) Series 2002D DN (MBIA Insurance)	10,000,000	—	57,178	10,000,000
	Chesterfield County IDRB P-Float Trust Receipts Series 2003 PT-886 DN (Merrill Lynch & Co. Guaranty)	—	—	940,860	24,995,000
	Chesterfield County IDRB P-Float Trust Receipts Series 2004 PT-2133 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA)	(9,750,000)	—	104,181	—
	Delaware Valley Regional Finance Authority Local Government RB Series 2003 PT-749 DN (Landesbank Hessen-Thuringen Girozentrale SBPA)	—	—	328,172	8,815,000
	Hamilton County Hospital Facilities RB P-Float Trust Receipts Series 2001 PT-507 DN (Merrill Lynch & Co. Guaranty)	(35,000)	—	145,660	3,845,000
	Kentucky Economic Development Finance Authority RB (Hospital Facilities Project) Series 2001-509 DN (Merrill Lynch & Co. SBPA, National Australia Bank Ltd. LOC)	(480,000)	—	1,048,619	27,520,000
	Metropolitan Pier & Exposition Authority Dedicated State Tax Receipts RB P-Float Trust Receipts Series 2005 PZ-44 DN (MBIA Insurance, Merrill Lynch Capital Services SBPA)	(5,610,000)	8,359	176,770	—
	Municipal Securities Pool Trust Receipts RB Series 2004-17 DN (Multiple Insurances, Societe Generale Group SBPA)	—	—	203,658	5,370,000
	Municipal Securities Pool Trust Receipts RB Series 2004-18 DN (Multiple Insurances, Societe Generale Group SBPA)	—	—	98,276	2,590,000
	New Jersey Economic Development Authority RB P-Float Trust Receipts Series 2004 MT-035 DN (Assured Guaranty Ltd. Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA)	—	—	81,205	2,200,000
	New Jersey Health Care Facilities Financing Authority RB P-Float Trust Receipts Series 2001 PT-1319 DN (AMBAC Insurance, Merrill Lynch Capital Services SBPA)	—	—	86,264	2,320,000
	Pennsylvania Higher Educational Facilities Authority RB P-Float Trust Receipts Series 2004 MT-042 DN (Lloyds TSB Bank Plc LOC, Merrill Lynch Capital Services SBPA)	—	—	265,184	7,100,000

78	ANNUAL REPORT	OCTOBER 31, 2007

Notes to Financial Statements (continued)

Fund	Affiliated Investments	Net Activity	Net Realized Gain/Loss	Interest Income	Market Value at October 31, 2007
MuniFund (continued)	Pinellas County HFA RB Series 2004A DN (CDC Municipal Products, Inc. SBPA, Rabobank Guaranty)	$(295,000)	$—	$84,965	$2,130,000
	Puttable Floating Option Tax-Exempt Receipts RB Series 2005A DN (Merrill Lynch Capital Services SBPA)	(3,160,000)	—	117,302	—
	Rhode Island State Health & Educational Building Corp. RB (Higher Education Facilities Brown University Project) Series 2001B DN	—	—	93,083	—
	San Diego Public Facilities Financing Authority Lease RB P-Float Trust Receipts Series 2002 PPT-1002C DN (AMBAC Insurance, Merrill Lynch Capital Services SBPA)	(19,755,000)	—	318,603	—
	Triborough Bridge & Tunnel Authority RB P-Float Trust Receipts Series 2002 PA-956 DN (Merrill Lynch Capital Services Liquidity Facility)	—	—	185,741	5,000,000
	Washington County Housing & Redevelopment Authority Multi-Family RB P-Float Trust Receipts Series 2005 MT-154 DN (Federal Home Loan Mortgage Corp. Guaranty)	(6,995,000)	2,308	63,959	—
MuniCash	Austin Housing Financial Corp. RB P-Float Trust Receipts Series 2005 PT-2578 AMT DN (Merrill Lynch & Co. Guaranty)	(90,000)	—	554,605	14,585,000
	California Housing Finance Agency RB (Home Mortgage Project) Series 2003U AMT DN (FSA Insurance, Dexia Credit Local Liquidity Facility)	—	—	21,997	—
	California Housing Finance Agency RB (Home Mortgage Project) Series 2003U AMT DN (FSA Insurance, Dexia Credit Local Liquidity Facility)	—	—	13,949	—
	District of Columbia Housing Finance Agency RB Series 2004 PT-2391 AMT DN (MBIA Insurance, Merrill Lynch & Co. SBPA)	(20,000)	—	91,101	2,395,000
	East Housing Finance Corp. Multi-Family RB (Merrill Lynch P-Float Trust Receipts) Series 2005-PT 2952 AMT DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA)	(4,315,000)	—	58,677	—
	MuniMae Tax Exempt Board Subsidiary LLC RB P-Float Trust Receipts Series 2005 PT-2691 AMT DN (Merrill Lynch & Co. Guaranty)	(90,000)	—	855,800	22,540,000
	Municipal Securities Pool Trust Receipts RB Series 2004-17 DN (Multiple Insurances, Societe Generale Group SBPA)	220,000	—	108,442	2,930,000
	Oregon Homeowners RB (Trinity Draw Down Project) Series 2005 MT-134 AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA)	(1,730,000)	—	101,779	1,880,000
	Oregon Housing & Community Services RB P-Float Trust Receipts Series 2005-2879 AMT DN (Merrill Lynch Capital Services SBPA)	(24,495,000)	—	533,515	—
	Panhandle Regional Housing Finance RB Series 2004 PT-2086 AMT DN (Merrill Lynch & Co. Guaranty)	—	—	45,781	—
	Puttable Floating Option Tax-Exempt Receipts RB Series 2005A DN (Merrill Lynch Capital Services SBPA)	(1,760,000)	—	65,333	—
	Virginia Beach Development Authority Multi-Family Housing RB P-Float Trust Receipts Series 2005-2505 AMT DN (Merrill Lynch & Co. Guaranty)	—	—	141,920	3,745,000
	Washington Housing Finance Community Multi-Family Housing RB (Merrill Lynch P-Floats Trust Receipts) Series 2005-3054 AMT DN (Merrill Lynch & Co. Guaranty)	(8,385,000)	83,934	126,090	—

ANNUAL REPORT	OCTOBER 31, 2007	79

Notes to Financial Statements (continued)

Fund	Affiliated Investments	Net Activity	Net Realized Gain/Loss	Interest Income	Market Value at October 31, 2007
California Money Fund	Bay Area Toll Authority Toll Bridge RB Series 2006MT-238 DN (Depfa Bank Plc Liquidity Facility)	$—	$—	$562,927	$15,000,000
	California Department of Water Resource Power Supply RB Series 2003 PT-759 DN (MBIA Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA)	—	—	356,014	9,700,000
	Clovis County Unified School District GO P-Float Trust Receipts Series 2005-PZ-42 DN (FGIC Insurance, Merrill Lynch Capital Services SBPA)	(1,330,000)	—	23,123	—
	Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2004 PA-1236 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA)	—	—	81,810	2,200,000
	Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2004 PA-1237 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA)	—	—	101,891	2,740,000
	Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2006D-195 DN (FGIC Insurance, Deutsche Bank Liquidity Facility)	(10,000)	—	76,899	2,065,000
	Los Angeles Unified School District GO (Eclipse Funding Trust) Series 2006-0018 DN (FGIC Insurance, U.S. Bank N.A. Liquidity Facility)	(5,265,000)	—	138,596	—
	Pleasant Valley School District of Ventura County GO P-Float Trust Receipts Series 2005 PT-2783 DN (MBIA Insurance, Dexia Credit Local SBPA)	—	—	215,517	5,850,000
	San Diego Public Facilities Financing Authority Lease RB (Merrill Lynch P-Float Trust Receipts) Series 2002 PPT-1002C DN (AMBAC Insured, Merrill Lynch Capital Services SBPA)	(9,875,000)	—	159,247	—
	Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2005 PA-1288 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA)	—	—	74,803	2,000,000
	West Covina Unified School District GO Series 2003-23 DN (MBIA Insurance, Banque Nationale de Paribas Liquidity Facility)	(30,000)	—	250,880	6,795,000
New York Money Fund	New York City GO P-Float Trust Receipts Series 1997 DN (AMBAC Insurance, Societe Generale Group Liquidity Facility)	(9,860,000)	12,614	277,075	—
	New York City GO P-Float Trust Receipts Series 2005-3333 DN (Dexia Bank LOC)	(40,000)	—	197,848	5,300,000
	Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2006 MT-232 DN (Depfa Bank Plc SBPA)	—	—	650,579	17,495,000
	Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2006 MT-256 DN (Svenska Handelsbank Liquidity Facility)	—	—	281,134	7,495,000

80	ANNUAL REPORT	OCTOBER 31, 2007

Notes to Financial Statements (continued)

(D) Capital Shares

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.

Because the Funds have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the dollar amounts shown on the following pages for such transactions.

Transactions in capital shares for each year were as follows:

	TempFund
	Year Ended October 31, 2007	Year Ended October 31, 2006
Shares sold:
Institutional Shares	$433,068,105,139	$389,651,161,121
Dollar Shares	52,553,070,776	43,075,160,298
Cash Management Shares	3,362,775,636	1,029,248,488
Cash Reserve Shares	38,879,893	199,267,069
Administration Shares	1,914,540,367	2,293,616,197
Bear Stearns Shares	1,122,046,235	5,110,954,951
Bear Stearns Premier Choice Shares	57,310,072	72,074,199
Bear Stearns Private Client Shares	1,452,110,892	6,599,860,689
Bear Stearns Premier Shares	1,056,361,440	2,404,474,385
Shares issued in reinvestment of dividends:
Institutional Shares	570,242,855	474,991,356
Dollar Shares	18,457,032	11,048,042
Cash Management Shares	14,638,090	9,080,551
Cash Reserve Shares	401,511	908,498
Administration Shares	21,705,467	14,292,510
Bear Stearns Shares	37,397,981	29,878,151
Bear Stearns Premier Choice Shares	627,994	566,535
Bear Stearns Private Client Shares	77,283,769	54,524,638
Bear Stearns Premier Shares	21,785,031	14,993,164
Shares redeemed:
Institutional Shares	(408,705,925,835)	(384,569,956,982)
Dollar Shares	(51,232,350,447)	(42,325,487,680)
Cash Management Shares	(3,012,236,348)	(961,817,736)
Cash Reserve Shares	(44,364,706)	(186,727,867)
Administration Shares	(1,856,811,166)	(1,805,888,650)
Bear Stearns Shares	(1,081,472,176)	(5,036,674,584)
Bear Stearns Premier Choice Shares	(68,283,762)	(65,916,391)
Bear Stearns Private Client Shares	(1,442,755,073)	(6,193,454,946)
Bear Stearns Premier Shares	(964,359,018)	(2,345,125,790)

Net increase	$26,979,181,649	$7,555,050,216

	TempCash
	Year Ended October 31, 2007	Year Ended October 31, 2006
Shares sold:
Institutional Shares	$176,528,817,405	$225,678,041,325
Dollar Shares	1,855,380,140	1,987,142,364
Cash Management Shares	1,385,360	537,316
Administration Shares	32,958,510	41,292,406
Bear Stearns Premier Shares	—	3,480,782
Shares issued in reinvestment of dividends:
Institutional Shares	203,513,449	302,604,718
Dollar Shares	42,651,400	28,226,617
Cash Management Shares	5,298	1,724
Administration Shares	350,543	666,812
Bear Stearns Premier Choice Shares	—	7
Bear Stearns Premier Shares	—	7
Shares redeemed:
Institutional Shares	(175,080,960,004)	(227,789,671,065)
Dollar Shares	(1,719,937,983)	(1,784,603,837)
Cash Management Shares	(1,320,812)	(412,736)
Administration Shares	(58,768,271)	(16,500,000)
Bear Stearns Premier Choice Shares	—	(2,174)
Bear Stearns Premier Shares	—	(3,483,051)

Net increase (decrease)	$1,804,075,035	$(1,552,678,785)

	FedFund
	Year Ended October 31, 2007	Year Ended October 31, 2006
Shares sold:
Institutional Shares	$19,166,783,329	$18,944,064,247
Dollar Shares	12,449,089,470	16,761,103,640
Cash Reserve Shares	31,133,706	25,045,901
Administration Shares	47,698,207	199,877,492
Bear Stearns Shares	187,645,415	361,094,648
Bear Stearns Premier Choice Shares	1	—
Bear Stearns Private Client Shares	956,296,510	1,100,718,969
Bear Stearns Premier Shares	232,915,996	490,156,719
Shares issued in reinvestment of dividends:
Institutional Shares	61,381,648	51,605,902
Dollar Shares	1,352,112	1,778,083
Cash Reserve Shares	142,790	86,112
Administration Shares	3,225	—
Bear Stearns Shares	2,410,724	1,942,735
Bear Stearns Premier Choice Shares	106	97
Bear Stearns Private Client Shares	18,807,572	11,450,901
Bear Stearns Premier Shares	2,875,927	2,661,307
Shares redeemed:
Institutional Shares	(17,061,867,541)	(18,898,054,675)
Dollar Shares	(12,181,887,181)	(16,720,372,044)
Cash Reserve Shares	(31,176,238)	(25,596,444)
Administration Shares	(89,359,863)	(160,284,882)
Bear Stearns Shares	(143,724,646)	(357,797,089)
Bear Stearns Premier Choice Shares	(129)	(1)
Bear Stearns Private Client Shares	(501,798,833)	(1,058,766,420)
Bear Stearns Premier Shares	(190,321,414)	(530,537,878)

Net increase	$2,958,400,893	$200,177,320

ANNUAL REPORT	OCTOBER 31, 2007	81

Notes to Financial Statements (continued)

	MuniFund
	Year Ended October 31, 2007	Year Ended October 31, 2006
Shares sold:
Institutional Shares	$13,537,810,780	$13,901,180,607
Dollar Shares	1,167,831,704	1,139,417,855
Cash Management Shares	168,167,445	166,170,301
Administration Shares	782,802,422	1,128,586,539
Bear Stearns Shares	160,243,467	149,955,504
Bear Stearns Premier Choice Shares	1	1
Bear Stearns Private Client Shares	2,648,685,261	1,650,176,109
Bear Stearns Premier Shares	2,822,534,566	2,523,021,114
Shares issued in reinvestment of dividends:
Institutional Shares	27,543,465	22,775,331
Dollar Shares	216,134	269,923
Cash Management Shares	266,117	249,589
Bear Stearns Shares	695,236	557,408
Bear Stearns Premier Choice Shares	73	64
Bear Stearns Private Client Shares	9,125,803	6,154,545
Bear Stearns Premier Shares	6,818,554	5,048,991
Shares redeemed:
Institutional Shares	(12,669,426,544)	(14,638,784,755)
Dollar Shares	(1,117,295,209)	(1,127,604,953)
Cash Management Shares	(169,511,393)	(160,498,435)
Administration Shares	(764,546,163)	(1,274,038,169)
Bear Stearns Shares	(154,005,087)	(143,271,733)
Bear Stearns Premier Choice Shares	(89)	—
Bear Stearns Private Client Shares	(2,616,797,335)	(1,565,865,646)
Bear Stearns Premier Shares	(2,725,104,372)	(2,494,490,353)

Net increase (decrease)	$1,116,054,836	$(710,990,163)

	MuniCash
	Year Ended October 31, 2007	Year Ended October 31, 2006
Shares sold:
Institutional Shares	$24,920,431,349	$24,446,416,588
Dollar Shares	455,029,760	268,637,530
Cash Reserve Shares	181,750	—
Administration Shares	1,100,000	441,583
Bear Stearns Premier Choice Shares	—	2
Bear Stearns Premier Shares	—	2
Shares issued in reinvestment of dividends:
Institutional Shares	12,614,020	22,441,985
Dollar Shares	2,499,846	1,713,870
Cash Reserve Shares	679	—
Administration Shares	13,784	1,366
Bear Stearns Premier Choice Shares	—	5
Bear Stearns Premier Shares	—	5
Shares redeemed:
Institutional Shares	(25,245,804,088)	(25,417,665,125)
Dollar Shares	(463,422,667)	(238,160,608)
Cash Reserve Shares	(172,340)	—
Administration Shares	(1,299,151)	—
Bear Stearns Premier Choice Shares	—	(2,168)
Bear Stearns Premier Shares	—	(2,161)

Net decrease	$(318,827,058)	$(916,177,126)

	California Money Fund
	Year Ended October 31, 2007	Year Ended October 31, 2006
Shares sold:
Institutional Shares	$3,486,013,598	$3,502,352,706
Dollar Shares	883,083,074	593,706,629
Cash Management Shares	10,913,164	10,219,362
Administration Shares	8,601,723	6,627,586
Bear Stearns Shares	255,273,401	250,423,612
Bear Stearns Premier Choice Shares	1	1
Bear Stearns Private Client Shares	2,274,833,552	1,568,793,698
Bear Stearns Premier Shares	430,230,833	391,575,753
Shares issued in reinvestment of dividends:
Institutional Shares	5,759,178	3,315,334
Dollar Shares	1,194,660	551,463
Cash Management Shares	481,483	22,747
Bear Stearns Shares	1,094,069	716,986
Bear Stearns Premier Choice Shares	69	62
Bear Stearns Private Client Shares	6,737,753	4,251,120
Bear Stearns Premier Shares	723,696	454,172
Shares redeemed:
Institutional Shares	(3,574,058,204)	(3,238,337,759)
Dollar Shares	(877,896,799)	(579,709,968)
Cash Management Shares	(228,812)	(325,049)
Administration Shares	(6,643,934)	(5,513,532)
Bear Stearns Shares	(254,363,179)	(233,369,215)
Bear Stearns Premier Choice Shares	(83)	(1)
Bear Stearns Private Client Shares	(2,289,301,593)	(1,496,872,135)
Bear Stearns Premier Shares	(398,854,321)	(393,989,672)

Net decrease	$(36,406,671)	$384,893,900

82	ANNUAL REPORT	OCTOBER 31, 2007

Notes to Financial Statements (continued)

	New York Money Fund
	Year Ended October 31, 2007	Year Ended October 31, 2006
Shares sold:
Institutional Shares	$2,419,659,914	$2,079,000,527
Dollar Shares	18,688,510	14,953,044
Cash Management Shares	86,992,458	59,697,237
Administration Shares	8,840,317	9,494,781
Bear Stearns Shares	35,362,362	48,274,053
Bear Stearns Premier Choice Shares	661,341	241,501
Bear Stearns Private Client Shares	1,277,024,710	953,691,417
Bear Stearns Premier Shares	257,205,109	111,462,650
Shares issued in reinvestment of dividends:
Institutional Shares	2,148,316	2,281,043
Dollar Shares	235,849	172,646
Bear Stearns Shares	144,626	88,326
Bear Stearns Premier Choice Shares	8,033	2,902
Bear Stearns Private Client Shares	5,346,165	3,937,374
Bear Stearns Premier Shares	425,069	165,055
Shares redeemed:
Institutional Shares	(2,377,881,267)	(2,039,097,362)
Dollar Shares	(18,773,309)	(14,282,664)
Cash Management Shares	(81,329,441)	(53,887,033)
Administration Shares	(11,807,980)	(9,775,068)
Bear Stearns Shares	(31,938,371)	(49,510,085)
Bear Stearns Premier Choice Shares	(270,728)	(4,111)
Bear Stearns Private Client Shares	(1,245,261,326)	(931,126,430)
Bear Stearns Premier Shares	(251,750,339)	(109,066,742)

Net increase	$93,730,018	$76,713,061

(E) Federal Tax Information

No provision is made for federal taxes as it is the Trust’s intention to have each Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes.

U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the table below summarizes the amounts reclassified per Portfolio during the current year, between accumulated net realized capital gain and undistributed net investment income as a result of permanent differences attributable to the use of equalization debits for tax purposes and nondeductible expenses.

	Increase (Decrease) Paid-In-Capital	Increase (Decrease) Accumulated Net Realized Gain (Loss)	Increase (Decrease) Undistributed Net Investment Income
MuniFund	$9,240	$(9,240)	$—
California Money Fund	54,758	(54,758)	—
New York Money Fund	63,621	(63,627)	6

The tax character of distributions paid during the years ended October 31, 2007 and October 31, 2006 were as follows:

		Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Total Distributions
TempFund	10/31/2007	$—	$1,935,192,014	$—	$1,935,192,014
	10/31/2006	—	1,564,251,287	—	1,564,251,287
TempCash	10/31/2007	—	496,402,653	—	496,402,653
	10/31/2006	—	587,356,006	—	587,356,006
FedFund	10/31/2007	—	172,965,754	—	172,965,754
	10/31/2006	—	154,392,485	—	154,392,485
MuniFund	10/31/2007	95,824,866	—	9,240	95,834,106
	10/31/2006	81,576,936	—	161,094	81,738,030
MuniCash	10/31/2007	48,592,367	—	—	48,592,367
	10/31/2006	49,244,341	—	—	49,244,341
California Money Fund	10/31/2007	39,548,018	25,047	29,711	39,602,776
	10/31/2006	26,371,103	—	103,966	26,475,069
New York Money Fund	10/31/2007	19,471,240	19,560	44,067	19,534,867
	10/31/2006	15,043,294	210,280	116,489	15,370,063

ANNUAL REPORT	OCTOBER 31, 2007	83

Notes to Financial Statements (concluded)

As of October 31, 2007, the tax components of distributable earnings/(accumulated losses) were as follows:

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryfoward	Unrealized Gains/Losses Net*
TempFund	$—	$—	$—	$(3,440,833)	$—
TempCash	—	—	—	(2,153,050)	(36)
FedFund	—	—	—	(12,054)	(145)
MuniFund	2,304	—	10,249	—	—
MuniCash	10,030	—	—	(264,407)	—
California Money Fund	—	7,196	8,537	—	—
New York Money Fund	6	2,743	6,179	—	—

*	The difference between book-basis and tax-basis net unrealized gains/losses is attributable primarily to the tax deferral of losses on wash sales and other temporary differences.

As of October 31, 2007, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	Expiring October 31
	2008	2013	2014	2015	Total
TempFund	$—	$3,440,833	$—	$—	$3,440,833
TempCash	—	2,153,050	—	—	2,153,050
FedFund	—	12,054	—	—	12,054
MuniCash	—	839	263,568	—	264,407

In July 2006, the Financial Accounting Standards Board (”FASB“) released FASB Interpretation No. 48 (”FIN 48“), “Accounting for Uncertainty in Income Taxes”. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on each of the Fund’s financial statements, if any, is currently being assessed.

(F) Asset Concentration

The California Money Fund and New York Money Fund invest primarily in municipal obligations from issuers residing in those states, respectively, and, as a result, are more susceptible to adverse consequences of economic, political and other developments than a more geographically diverse fund. Such consequences may include declines in the market value and marketability of fund securities, as well as impairment of the ability of certain issuers of California and New York municipal securities to pay principal and interest on their obligations.

84	ANNUAL REPORT	OCTOBER 31, 2007

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of BlackRock Liquidity Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the BlackRock Liquidity Funds (the “Funds”) comprised of TempFund, TempCash, FedFund, MuniFund, MuniCash, California Money Fund, and New York Money Fund as of October 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Funds for the period ended October 31, 2003 were audited by other auditors whose report, dated December 15, 2003, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the BlackRock Liquidity Funds as of October 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California

December 20, 2007

ANNUAL REPORT	OCTOBER 31, 2007	85

Fund Management (Unaudited)

Information pertaining to the Trustees and officers of the Trust as of October 31, 2007 is set forth below. The Trust’s statement of additional information includes additional information about the Trustees and is available without charge, upon request, by calling 1-800-821-7432.

Name, Address[1], and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex[3] Currently Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees
Ralph L. Schlosstein[4] 1951	Trustee, Chairman and President	Since 2001	Director from 1999 to 2007 and President of BlackRock, Inc. from 1998 to 2007.	70	Director and Chairman, BlackRock Family of Closed-End Funds; Director and Chairman Anthracite Capital, Inc.

Paul L. Audet[5] 1953	Trustee	Since 2005	Acting Chief Financial Officer (2007); Head, Cash Management and Regional Chief Operating Officer, Delaware Office, BlackRock, Inc. (2005 to present); Managing Director, BlackRock, Inc., (1998 to present); Chief Financial Officer, BlackRock, Inc. (1998 to 2005); Treasurer, BlackRock Funds and BlackRock Liquidity Funds (2002 to 2005).	10
Independent Trustees
G. Nicholas Beckwith, III 1945	Trustee and Chairman of the Nominating Committee	Since 1999	Chairman and Chief Executive Officer, Arch Street Management, LLC from 2005 to present; Chairman and CEO, Beckwith Blawnox Property LLC from 2005 to present; Chairman and CEO, Beckwith Clearfield Property LLC from 2005 to present; Chairman and CEO, Beckwith Delmont Property LLC from 2005 to present; Chairman and CEO, Beckwith Erie Property LLC from 2005 to present; Chairman, Penn West Industrial Trucks LLC from 2005 to present; Chairman, President and Chief Executive Officer, Beckwith Machinery Company from 1969 to 2005; Chairman of the Board of Directors, University of Pittsburgh Medical Center since 2002; Board of Directors, Shady Side Hospital Foundation from 1977 to present; Beckwith Institute for Innovation In Patient Care from 1991 to present; Member, Advisory Council on Biology and Medicine, Brown University from 2002 to present; Trustee, Claude Worthington Benedum Foundation from 1977 to present; Board of Trustees, Chatham College, University of Pittsburgh from 2003 to present; Emeritus Trustee, Shady Side Academy from 1977 to present.	10

Jerrold B. Harris 1942	Trustee and Vice Chairman of the Governance Committee	Since 1999	President and Chief Executive Officer, VWR Scientific Products Corporation, to 1999. Trustee, Ursinus College (education) from 2000 to present; Director, Troemner LLC (scientific equipment) from 2000 to the present.	10	BlackRock-Kelso Capital Corp from 2004 to the present.

Rodney D. Johnson 1941	Trustee, Chairman of the Governance Committee	Since 1999	President, Fairmount Capital Advisors, Inc. from 1987 to present; Director, Fox Chase Cancer Center from 2002 to present; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2003 to present.	10

86	ANNUAL REPORT	OCTOBER 31, 2007

Fund Management (Unaudited) (continued)

Name, Address[1], and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex[3] Currently Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Joseph P. Platt, Jr. 1947	Trustee and Chairman of the Compliance Committee	Since 1999	Partner, Amarna Corporation, LLC (private investment company) from 2002 to present; Director, Jones and Brown (Canadian insurance broker) from 1998 to present; Director, Greenlight Re Ltd (reinsurance company) since 2004; Partner, Amarna Financial Company (private investment company) from 2005 to present; Former Director from 1990 to 1997 and Executive Vice President, Johnson and Higgins (insurance brokerage).	10	Greenlight Capital Re., Ltd (reinsurance company)

Robert C. Robb, Jr. 1945	Trustee	Since 1999	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) from 1981 to present; Former Trustee, Medical College of Pennsylvania/ Hahnemann University from 1998 to 2002; Former Trustee, EQK Realty Investors from 1994 to 2000; Former Director, Tamaqua Cable Products Company from 1981 to 1998; Former Director, Brynwood Partners from 1984 to 1998; Former Director, PNC Bank from 1994 to 1998; former Director, Provident National Bank from 1983 to 1993; Former Director, Brinks, Inc. from 1981 to 1986.	10

Kenneth L. Urish 1951	Trustee and Chairman of the Audit Committee	Since 1999	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) from 1976 to present; External Advisory Board, The Pennsylvania State University Accounting Department from 2001 to present; Trustee, The Holy Family Foundation from 2001 to present; Former Director, Inter-Tel from 2006 to August, 2007; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to present.	10

Frederick W. Winter 1945	Trustee	Since 1999	Professor and Dean Emeritus of the Joseph M. Katz School of Business - University of Pittsburgh from 2005 to present and Dean from 1997 to 2005. Director, Alkon Corporation (pneumatics) from 1992 to present; Director, Indotronix International (IT services) from 2004 to present; Director, Tippman Sports (recreation) from 2005 to present.	10

ANNUAL REPORT	OCTOBER 31, 2007	87

Fund Management (Unaudited) (concluded)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Executive Officers
Donald C. Burke 800 Scudders Mill Road Princeton, NJ 08536 1960	Treasurer	Since 2006	Managing Director of BlackRock Inc. (since 2006); Managing Director of Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management (“FAM”) (since 2006), First Vice President of MLIM and FAM (1997-2005), Treasurer of MLIM and FAM (since 1999), Vice President of MLIM and FAM (1990-1997).

Brian P. Kindelan BlackRock Advisors, LLC 100 Bellevue Parkway Wilmington, DE 19809 1959	Secretary	Since 2005	Managing Director, (since 2005), Director (2001-2004), Vice President, (1998-2000), Senior Counsel (since 1998), BlackRock Advisors, LLC.

Bartholomew A. Battista BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 1959	Chief Compliance Officer and Anti-Money Laundering Compliance Officer	Since 2004	Managing Director, BlackRock, Inc. (since 2003); Chief Compliance Officer and Anti-Money Laundering Compliance Officer, BlackRock, Inc. (since 2004); Director, BlackRock, Inc. (1998 - 2002).

[1]	Each Trustee may be contacted by writing to the Trustee, c/o BlackRock Institutional Management Corporation, 100 Bellevue Parkway, Wilmington, Delaware 19809; Attn: Brian Kindelan.
[2]	Each Trustee serves until his respective successor has been duly elected and qualified. Each officer serves a one year term.
[3]	The Fund Complex consists of all registered investment companies for which BIMC, or its affiliates, serves as investment advisor.
[4]

Mr. Schlosstein is an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is an officer of the Trust and former Director and President of BlackRock, Inc. (“BlackRock”), which is BIMC’s parent, and owns securities of BlackRock.

[5]	Mr. Audet is an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is an officer of BlackRock and owns securities of BlackRock.

88	ANNUAL REPORT	OCTOBER 31, 2007

Additional Information (Unaudited)

(A) Special Meeting of Shareholders. The shareholders of each Fund voted on the following proposal, which was approved at a special shareholders meeting on September 7, 2007 for shareholders of record as of June 25, 2007. This proposal was part of the reorganization of the Fund’s Board of Trustees to take effect on or about November 1, 2007. A description of the proposal and number of shares voted were as follows:

To elect the Trust’s Board of Trustees	TempFund		TempCash
	Votes For	Votes Withheld	Votes For	Votes Withheld
David O. Beim	18,655,443,320	154,714,358	2,186,692,665	784,101
Richard S. Davis	18,655,443,320	154,714,358	2,186,692,665	784,101
Ronald W. Forbes	18,655,443,320	154,714,358	2,186,692,665	784,101
Henry Gabbay	18,655,443,320	154,714,358	2,186,692,665	784,101
Dr. Matina Horner	18,655,443,320	154,714,358	2,186,692,665	784,101
Rodney D. Johnson	18,655,443,320	154,714,358	2,186,692,665	784,101
Herbert I. London	18,655,443,320	154,714,358	2,186,692,665	784,101
Cynthia A. Montgomery	18,655,443,320	154,714,358	2,186,692,665	784,101
Joseph P. Platt, Jr.	18,655,443,320	154,714,358	2,186,692,665	784,101
Robert C. Robb, Jr.	18,655,443,320	154,714,358	2,186,692,665	784,101
Toby Rosenblatt	18,655,443,320	154,714,358	2,186,692,665	784,101
Kenneth L. Urish	18,655,443,320	154,714,358	2,186,692,665	784,101
Frederick W. Winter	18,655,443,320	154,714,358	2,186,692,665	784,101

To elect the Trust’s Board of Trustees			FedFund
			Votes For	Votes Withheld
David O. Beim			1,871,301,879	1,976,800
Richard S. Davis			1,871,301,879	1,976,800
Ronald W. Forbes			1,871,301,879	1,976,800
Henry Gabbay			1,871,301,879	1,976,800
Dr. Matina Horner			1,871,301,879	1,976,800
Rodney D. Johnson			1,871,301,879	1,976,800
Herbert I. London			1,871,301,879	1,976,800
Cynthia A. Montgomery			1,871,301,879	1,976,800
Joseph P. Platt, Jr.			1,871,301,879	1,976,800
Robert C. Robb, Jr.			1,871,301,879	1,976,800
Toby Rosenblatt			1,871,301,879	1,976,800
Kenneth L. Urish			1,871,301,879	1,976,800
Frederick W. Winter			1,871,301,879	1,976,800

To elect the Trust’s Board of Trustees	MuniFund		MuniCash
	Votes For	Votes Withheld	Votes For	Votes Withheld
David O. Beim	1,523,626,996	2,678,575	1,044,132,194	—
Richard S. Davis	1,523,626,996	2,678,575	1,044,132,194	—
Ronald W. Forbes	1,523,626,996	2,678,575	1,044,132,194	—
Henry Gabbay	1,523,626,996	2,678,575	1,044,132,194	—
Dr. Matina Horner	1,523,626,996	2,678,575	1,044,132,194	—
Rodney D. Johnson	1,523,626,996	2,678,575	1,044,132,194	—
Herbert I. London	1,523,626,996	2,678,575	1,044,132,194	—
Cynthia A. Montgomery	1,523,626,996	2,678,575	1,044,132,194	—
Joseph P. Platt, Jr.	1,523,626,996	2,678,575	1,044,132,194	—
Robert C. Robb, Jr.	1,523,626,996	2,678,575	1,044,132,194	—
Toby Rosenblatt	1,523,626,996	2,678,575	1,044,132,194	—
Kenneth L. Urish	1,523,626,996	2,678,575	1,044,132,194	—
Frederick W. Winter	1,523,626,996	2,678,575	1,044,132,194	—

To elect the Trust’s Board of Trustees	California Money Fund		New York Money Fund
	Votes For	Votes Withheld	Votes For	Votes Withheld
David O. Beim	916,092,031	1,221,676	488,382,503	702,602
Richard S. Davis	916,092,031	1,221,676	488,382,503	702,602
Ronald W. Forbes	916,092,031	1,221,676	488,382,503	702,602
Henry Gabbay	916,092,031	1,221,676	488,382,503	702,602
Dr. Matina Horner	916,092,031	1,221,676	488,382,503	702,602
Rodney D. Johnson	916,092,031	1,221,676	488,382,503	702,602
Herbert I. London	916,092,031	1,221,676	488,382,503	702,602
Cynthia A. Montgomery	916,092,031	1,221,676	488,382,503	702,602
Joseph P. Platt, Jr.	916,092,031	1,221,676	488,382,503	702,602
Robert C. Robb, Jr.	916,092,031	1,221,676	488,382,503	702,602
Toby Rosenblatt	916,092,031	1,221,676	488,382,503	702,602
Kenneth L. Urish	916,092,031	1,221,676	488,382,503	702,602
Frederick W. Winter	916,092,031	1,221,676	488,382,503	702,602

(B) Important Tax Information. The following information is provided with respect to the ordinary income distributions paid for the fiscal year ended October 31, 2007:

Interest Related Dividends for Non-U.S. Residents

	Month Paid:
	November 2006 - December 2006	January 2007 - October 2007
TempFund	94.47%	96.66%
TempCash	93.55%	94.05%
FedFund	93.37%	100.00%

ANNUAL REPORT	OCTOBER 31, 2007	89

[THIS PAGE INTENTIONALLY LEFT BLANK.]

[THIS PAGE INTENTIONALLY LEFT BLANK.]

[THIS PAGE INTENTIONALLY LEFT BLANK.]

BlackRock Liquidity Funds

Investment Advisor

BlackRock Institutional Management Corporation

Wilmington, Delaware 19809

Administrator

BlackRock Institutional Management Corporation

Wilmington, Delaware 19809

Sub-Administrator and Transfer Agent

PFPC Inc.

Wilmington, Delaware 19809

Distributor

BlackRock Distributors, Inc.

King of Prussia, Pennsylvania 19406

Custodian

PFPC Trust Company

Philadelphia, Pennsylvania 19153

Counsel

Sidley Austin LLP

New York, New York 10009

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Costa Mesa, California 92626

Electronic copies of most financial reports and prospectuses are available on the Funds’ website.

The Trust has delegated proxy voting responsibilities to BlackRock, subject to the general oversight of the Trust’s Board of Trustees. A description of the policies and procedures that BlackRock uses to determine how to vote proxies relating to Fund securities is available without charge, upon request, by calling 1-800-821-7432, or on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trust’s voting securities (if any) were voted by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling 1-800-821-7432 or on the website of the Commission at http://www.sec.gov.

The Trust files its complete schedule of Fund holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Forms N-Q may also be obtained, upon request, by calling 1-800-821-7432.

This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each Fund of the Trust, which contain information concerning the investment policies of the Funds as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change.

ANNUAL REPORT	OCTOBER 31, 2007

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, PNC Bank, National Association or any other bank, and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. Investments in shares of the Funds involve investment risks, including the possible loss of the principal amount invested.

BRLF-A-001

FedFund - Cash Reserve Shares

Annual Report

October 31, 2007

Table of Contents

A Letter to Shareholders	1
Annual Report:
Fund Summary
FedFund	2-3
Disclosure of Expenses	4
Financial Statements
Schedule of Investments	5-9
Statement of Assets and Liabilities	10-11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14-21
Notes to Financial Statements	22-29
Report of Independent Registered Public Accounting Firm	30-31
Fund Management	32-37
Additional Information	38

Privacy Principles of BlackRock Liquidity Funds

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

A Letter to Shareholders

Dear Shareholder

We are pleased to present this annual report to shareholders of BlackRock Liquidity Funds for the year ended October 31, 2007. BlackRock Liquidity Funds offer a variety of high-quality taxable and tax-exempt money market funds designed to meet the varied needs of our investors. Following is an overview of events that occurred during the annual reporting period.

Subprime mortgage woes dominated headlines for much of 2007, but intensified in the summer and fall, spawning a widespread liquidity and credit crisis with ramifications across global markets. The Federal Reserve Board (Fed) and other countries’ central banks stepped in to inject liquidity into the markets and bolster investor confidence. The Fed cut the federal funds rate by 0.50% in September and another 0.25% on the final day of the reporting period, bringing its target rate to 4.50%. In taking action, the central bankers, who had long deemed themselves inflation fighters, were seeking to stem the fallout from the credit crunch and forestall a wider economic unraveling. By period-end, the Fed had cited the risks between slower economic growth and faster inflation as equally balanced.

In fixed income markets, mixed economic signals and the credit woes resulted in a flight to quality. At the height of the uncertainty, investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 4.48% by period-end, while prices correspondingly rose. The tax-exempt bond market has been challenged by a combination of record-setting supply year-to-date, economic uncertainty and concerns around the credit worthiness of bond insurers. This has brought municipal bond prices to relatively attractive levels and, as such, demand generally has remained firm.

Our extensive experience through multiple interest rate cycles and market events, our rigorous credit standards and our consistent focus on risk management have enabled us to deliver on our fundamental objectives of safety, liquidity and yield. Recent market events have not necessitated a reevaluation of our methods for managing this important asset class; rather, it has reinforced our commitment to the approach we have taken for more than 30 years. Should you wish to discuss your investment options, please contact your account representative or call our Client Service Center at (800) 821-7432.

As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Simon Mendelson
Chief Operating Officer of Global Cash Management,
BlackRock, Inc.

THIS PAGE NOT PART OF YOUR FUND REPORT

ANNUAL REPORT	OCTOBER 31, 2007	1

Fund Summary	FedFund

Fund Profile as of October 31, 2007

Fund Diversification (Percentage of Fund)

Repurchase Agreements	70.8%
Agency Obligations	29.2

7-Day Yield (Annualized)

Institutional	4.77%
Dollar	4.52
Cash Reserve	4.37
Administration	4.67
Bear Stearns	3.97
Bear Stearns Premier Choice	4.52
Bear Stearns Private Client	4.29
Bear Stearns Premier	4.29

Maturity Information
Maturity	Par	Percentage of Fund
1-30 Days	$4,180,205,000	66.6%
31-60 Days	650,000,000	10.4
61-90 Days	397,503,000	6.3
91-120 Days	428,570,000	6.8
121-150 Days	473,224,000	7.5
over 150 Days	149,183,000	2.4
Average Weighted Maturity - 34 days

Although the diversification, maturity and yields listed above were current as of the periods indicated, the Fund is actively managed and its composition will vary.

Expense Example

	Actual
	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period
Institutional	$1,000.00	$1,025.60	$1.02
Dollar	$1,000.00	$1,024.30	$2.30
Cash Reserve	$1,000.00	$1,023.60	$3.06
Administration	$1,000.00	$1,025.10	$1.53
Bear Stearns	$1,000.00	$1,021.50	$5.10
Bear Stearns Premier Choice	$1,000.00	$1,024.30	$2.30
Bear Stearns Private Client	$1,000.00	$1,023.20	$3.47
Bear Stearns Premier	$1,000.00	$1,023.20	$3.47

2	ANNUAL REPORT	OCTOBER 31, 2007

Fund Summary (concluded)	FedFund

	Hypothetical
	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period
Institutional	$1,000.00	$1,023.98	$1.02
Dollar	$1,000.00	$1,022.70	$2.30
Cash Reserve	$1,000.00	$1,021.94	$3.06
Administration	$1,000.00	$1,023.47	$1.53
Bear Stearns	$1,000.00	$1,019.90	$5.10
Bear Stearns Premier Choice	$1,000.00	$1,022.70	$2.30
Bear Stearns Private Client	$1,000.00	$1,021.53	$3.47
Bear Stearns Premier	$1,000.00	$1,021.53	$3.47

For each class of the Fund, expenses are equal to the annualized expense ratio of 0.20%, 0.45%, 0.60%, 0.30%, 1.00%, 0.45%, 0.68% and 0.68% for the Institutional, Dollar, Cash Reserve, Administration, Bear Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear Stearns Premier share classes, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

See “Disclosure of Expenses” on page 4 for further information on how expenses were calculated.

ANNUAL REPORT	OCTOBER 31, 2007	3

Disclosure of Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense examples, on the previous pages, are based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2007 to October 31, 2007. The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”, to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments	FedFund
As of October 31, 2007	(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Agency Obligations — 29.2%
Federal Farm Credit Bank Discount Note — 0.1%
4.40%(b)	11/01/07	$8,671	$8,671,000

Federal Farm Credit Bank Variable Rate Note — 1.4%
4.99%(c)	11/01/07	85,000	84,993,715

Federal Home Loan Bank Bonds — 3.7%
3.62%	01/15/08	27,180	27,110,070
5.25%	02/05/08	10,070	10,079,656
3.38%	02/15/08	7,000	6,961,385
3.62%	02/15/08	5,000	4,975,907
5.12%	02/28/08	120,000	119,932,795
4.88%	03/05/08	9,000	9,004,818
2.75%	03/14/08	52,315	51,954,403
5.00%	04/09/08	3,450	3,454,611

			233,473,645

Federal Home Loan Bank Discount Notes — 1.9%
4.93%(b)	01/24/08	96,278	95,170,482
4.45%(b)	03/19/08	25,000	24,570,451

			119,740,933

Federal Home Loan Bank Variable Rate Notes — 8.8%
4.81%(c)	11/01/07	150,000	150,000,000
5.44%(c)	11/19/07	100,000	100,000,000
5.54%(c)	12/17/07	300,000	299,903,517

			549,903,517

Federal Home Loan Mortgage Corp. Bonds — 1.9%
5.00%	02/08/08	20,000	19,981,390
5.75%	04/15/08	53,859	54,115,940
3.62%	09/15/08	9,425	9,351,140
4.48%	09/19/08	35,341	35,322,246

			118,770,716

Federal Home Loan Mortgage Corp. Discount Notes — 6.0%
4.58%(b)	01/07/08	38,480	38,152,001
4.91%(b)	02/25/08	50,000	49,208,945
4.31%(b)	02/29/08	50,000	49,281,667
4.43%(b)	02/29/08	17,620	17,359,811
4.87%(b)	03/03/08	126,364	124,261,408
4.50%(b)	03/17/08	100,000	98,287,500

			376,551,332

Federal National Mortgage Assoc. Bonds — 1.2%
4.62%	01/15/08	11,505	11,488,444
5.75%	02/15/08	16,500	16,530,192
4.88%	04/10/08	36,108	36,086,200

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	5

Schedule of Investments (continued)	FedFund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Agency Obligations (Continued)
Federal National Mortgage Assoc. Bonds (Continued)
5.12%	09/02/08	$11,000	$11,046,291

			75,151,127

Federal National Mortgage Assoc. Discount Notes — 2.6%
4.55%(b)	12/28/07	50,000	49,639,792
5.09%(b)	01/22/08	24,060	23,781,051
4.85%(b)	03/05/08	92,925	91,360,117

			164,780,960

Federal National Mortgage Assoc. Variable Rate Note — 1.6%
5.04%(c)	12/28/07	100,000	99,991,883

TOTAL AGENCY OBLIGATIONS (Cost $1,832,028,828)			1,832,028,828

Repurchase Agreements — 70.6%
Deutsche Bank Securities Inc.
4.92%	11/01/07	1,125,000	1,125,000,000

(Agreement dated 10/31/07 to be repurchased at $1,125,153,750, collateralized by $1,318,983,330 Government National Mortgage Assoc. Bonds, Federal National Mortgage Assoc. Variable Rate Notes, Federal Home Loan Mortgage Corp. Bonds and Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes 4.00% to 7.75% due 05/15/17 to 11/01/37. The value of the collateral is $1,158,672,751.)

Deutsche Bank Securities Inc.
4.52%	02/05/08	200,000	200,000,000

(Agreement dated 10/31/07 to be repurchased at $202,460,889 collateralized by $234,485,925 Government National Mortgage Assoc. Bonds, Federal National Mortgage Assoc. Variable Rate Notes, Federal Home Loan Mortgage Corp. Bonds and Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes 4.00% to 7.75% due 05/15/17 to 11/01/37. The value of the collateral is $206,077,250.)

Greenwich Capital Markets, Inc.
4.95%	11/01/07	575,000	575,000,000

(Agreement dated 10/31/07 to be repurchased at $575,079,063, collateralized by $589,881,211 Federal National Mortgage Assoc. Bonds and U.S. Treasury Notes 4.88% to 6.50% due 04/30/08 to 07/01/37. The value of the collateral is $587,254,993.)

Greenwich Capital Markets, Inc.
4.97%(c)	02/08/08	250,000	250,000,000

(Agreement dated 08/09/07 to be repurchased at $250,772,587, collateralized by $264,378,535 Federal National Mortgage Assoc. Bonds 5.50% to 6.50% due 09/01/21 to 11/01/37. The value of the collateral is $257,503,865.)

See accompanying notes to financial statements.

6	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments (continued)	FedFund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Repurchase Agreements (Continued)
Greenwich Capital Markets, Inc.
4.97%(c)	02/15/08	$250,000	$250,000,000

(Agreement dated 09/28/07 to be repurchased at $250,570,382, collateralized by $267,324,032 Federal National Mortgage Assoc. Bonds 5.00% to 6.50% due 10/01/22 to 06/01/47. The value of the collateral is $257,501,846.)

HSBC Securities (USA) Inc.
4.95%	11/01/07	200,000	200,000,000

(Agreement dated 10/31/07 to be repurchased at $200,027,500, collateralized by $233,751,052 Federal Home Loan Mortgage Corp. Bonds 4.00% to 8.50% due 01/01/08 to 11/01/37. The value of the collateral is $204,001,626.)

Lehman Brothers Inc.
4.60%	11/01/07	122,000	122,000,000
(Agreement dated 10/31/07 to be repurchased at $122,015,589, collateralized by $111,945,000 Tennessee Valley Authority Bonds 5.88% due 04/01/36. The value of the collateral is $125,660,124.)
Lehman Brothers Inc.
4.88%	11/01/07	275,000	275,000,000

(Agreement dated 10/31/07 to be repurchased at $275,037,278, collateralized by $343,860,674 Federal National Mortgage Assoc. Bonds 4.50% to 7.50% due 08/01/13 to 09/01/47. The value of the collateral is $283,254,379.)

Morgan Stanley & Co., Inc.
4.65%	11/01/07	100,000	100,000,000

(Agreement dated 10/31/07 to be repurchased at $100,012,917, collateralized by $208,610,642 Federal National Mortgage Assoc. Bonds 3.50% to 7.50% due 01/01/09 to 10/01/37. The value of the collateral is $103,992,026.)

Morgan Stanley & Co., Inc.
4.90%	11/01/07	78,000	78,000,000

(Agreement dated 10/31/07 to be repurchased at $78,010,617, collateralized by $162,716,300 Federal National Mortgage Assoc. Bonds 3.50% to 7.50% due 01/01/09 to 10/01/37. The value of the collateral is $81,113,780.)

Morgan Stanley & Co., Inc.
4.90%	11/01/07	539,000	539,000,000

(Agreement dated 10/31/07 to be repurchased at $539,073,364, collateralized by $1,124,411,358 Federal National Mortgage Assoc. Bonds 3.50% to 7.50% due 01/01/09 to 10/01/37. The value of the collateral is $560,517,021.)

UBS Securities LLC
4.94%	11/01/07	14,034	14,034,000
(Agreement dated 10/31/07 to be repurchased at $14,035,926, collateralized by $24,875,000 Federal National Mortgage Assoc. Strips due 08/01/35. The value of the collateral is $14,456,269.)

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	7

Schedule of Investments (continued)	FedFund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Repurchase Agreements (Continued)
UBS Securities LLC
5.10%	11/14/07	$150,000	$150,000,000

(Agreement dated 08/16/07 to be repurchased at $151,912,500, collateralized by $225,755,000 Federal National Mortgage Assoc. Strips and Federal Home Loan Mortgage Corp. Strips due 08/15/36 to 07/01/37. The value of the collateral is $154,501,870.)

UBS Securities LLC
5.08%	11/16/07	150,000	150,000,000

(Agreement dated 08/16/07 to be repurchased at $151,947,333, collateralized by $305,658,475 Federal National Mortgage Assoc. Strips due 03/01/34 to 07/01/37. The value of the collateral is $154,502,461.)

UBS Securities LLC
4.92%	12/12/07	200,000	200,000,000

(Agreement dated 09/13/07 to be repurchased at $202,460,000, collateralized by $333,037,904 Federal Home Loan Mortgage Corp. Strips due 08/01/35 to 08/15/36. The value of the collateral is $206,001,175.)

UBS Securities LLC
4.67%	01/15/08	100,000	100,000,000

(Agreement dated 10/22/07 to be repurchased at $101,102,639, collateralized by $289,805,790 Federal National Mortgage Assoc. Strips due 07/01/33 to 08/01/35. The value of the collateral is $103,000,096.)

UBS Securities LLC
4.78%	01/22/08	100,000	100,000,000

(Agreement dated 10/18/07 to be repurchased at $101,274,667, collateralized by $186,624,147 Federal National Mortgage Assoc. Bonds 4.50% to 7.00% due 05/01/19 to 01/01/36. The value of the collateral is $103,000,662.)

TOTAL REPURCHASE AGREEMENTS (Cost $4,428,034,000)			4,428,034,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 99.8% (Cost $6,260,062,828)			6,260,062,828

See accompanying notes to financial statements.

8	ANNUAL REPORT	OCTOBER 31, 2007

Schedule of Investments (concluded)	FedFund
(Percentages shown are based on Net Assets)

	Maturity	Par (000)	Value
Affiliated Investments — 0.2%
Repurchase Agreements — 0.2%
PNC Bank, N.A.
4.64%	11/01/07	8,500

(Agreement dated 10/31/07 to be repurchased at $8,501,095 collaterized by $83,056,373 Federal National Mortgage Assoc. Bonds 5.50% to 6.50% due 05/01/26 to 08/01/36. The value of the collateral is $73,730,910.)

(Cost $8,500,000)			$8,500,000

TOTAL INVESTMENTS IN SECURITIES — 100.0% (Cost $6,268,562,828(a))			6,268,562,828

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%			2,748,770

NET ASSETS — 100.0%			$6,271,311,598

(a)	Aggregate cost for federal income tax purposes.
(b)	The rate shown is the effective yield at the time of purchase.
(c)	Rates shown are the rates as of October 31, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	9

Statement of Assets and Liabilities

As of October 31, 2007	FedFund

Assets
Investments at value — unaffiliated[1]	$1,832,028,828
Investments at value — affiliated[2]	8,500,000
Repurchase agreements[3]	4,428,034,000
Interest receivable	15,045,388
Interest receivable — affiliated	1,095
Prepaid expenses	41,188

Total Assets	6,283,650,499

Liabilities
Distributions payable	9,969,375
Management fees payable	1,533,411
Shareholder servicing fees payable	522,318
Transfer agent fees payable	43,415
Custodian fees payable	11,054
Distribution fees payable	29,770
Officers’ and trustees’ fees payable	15,295
Cash overdraft	39,500
Other accrued expenses payable	174,763

Total Liabilities	12,338,901

Net Assets	$6,271,311,598

Net Assets Consist of
Capital paid-in	$6,271,323,797
Undistributed (distributions in excess of) net investment income	(145)
Accumulated net realized gain (loss) on investment transactions	(12,054)

Net Assets	$6,271,311,598

[1] Cost of investments — unaffiliated	$1,832,028,828
[2] Cost of investments — affiliated	8,500,000
[3] Cost of repurchase agreements	4,428,034,000

See accompanying notes to financial statements.

10	ANNUAL REPORT	OCTOBER 31, 2007

Statement of Assets and Liabilities (concluded)

As of October 31, 2007	FedFund

Institutional Shares
Net Assets	$4,583,891,550
Shares outstanding[1]	4,583,928,601
Net Asset Value	$1.00
Dollar Shares
Net Assets	$683,594,057
Shares outstanding[1]	683,567,731
Net Asset Value	$1.00
Cash Reserve Shares
Net Assets	$1,182,691
Shares outstanding[1]	1,182,753
Net Asset Value	$1.00
Administration Shares
Net Assets	$41,410,650
Shares outstanding[1]	41,410,649
Net Asset Value	$1.00
Bear Stearns Shares
Net Assets	$98,751,810
Shares outstanding[1]	98,752,013
Net Asset Value	$1.00
Bear Stearns Premier Choice Shares
Net Assets	$2,242
Shares outstanding[1]	2,242
Net Asset Value	$1.00
Bear Stearns Private Client Shares
Net Assets	$768,611,952
Shares outstanding[1]	768,613,113
Net Asset Value	$1.00
Bear Stearns Premier Shares
Net Assets	$93,866,646
Shares outstanding[1]	93,866,694
Net Asset Value	$1.00

[1]	Unlimited number of shares authorized, $0.001 par value.

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	11

Statement of Operations

For the Year Ended October 31, 2007	FedFund

Investment Income
Interest	$183,928,480
Interest from affiliates (Note C)	1,350,902

Total investment income	185,279,382

Expenses
Management fees	8,707,418
Shareholder servicing fees — class specific	3,887,590
Distribution fees — class specific	1,704,237
Transfer agent fees	297,000
Custodian fees	175,795
Registration fees and expenses	158,430
Legal and audit fees	85,114
Officers’ and trustees’ fees	56,309
Printing fees	32,210
Other	90,510

Total expenses	15,194,613
Less management fees waived (Note C)	(2,535,870)
Less distribution fees waived — class specific (Note C)	(1,504,735)
Less shareholder servicing fees waived — class specific (Note C)	(220,509)
Less fees paid indirectly (Note C)	(9,040)
Less custody fees paid indirectly (Note C)	(9,637)

Net expenses	10,914,822

Net investment income	174,364,560

Realized Gain (Loss)
Net realized gain (loss) from:
Net increase in net assets resulting from operations	$174,364,560

See accompanying notes to financial statements.

12	ANNUAL REPORT	OCTOBER 31, 2007

Statements of Changes in Net Assets

	FedFund
	For the Year Ended October 31,
Increase (Decrease) in Net Assets:	2007	2006
Operations
Net investment income	$174,364,560	$154,392,485

Net increase in net assets resulting from operations	174,364,560	154,392,485

Dividends to shareholders from
Net investment income:
Institutional Shares	(125,002,205)	(113,702,966)
Dollar Shares	(22,516,414)	(21,405,041)
Cash Reserve Shares	(144,588)	(95,349)
Administration Shares	(2,544,467)	(3,116,432)
Bear Stearns Shares	(2,415,677)	(1,945,617)
Bear Stearns Premier Choice Shares	(106)	(97)
Bear Stearns Private Client Shares	(18,860,453)	(11,467,225)
Bear Stearns Premier Shares	(2,880,795)	(2,659,758)

Total dividends from net investment income	(174,364,705)	(154,392,485)

Capital Share Transactions
Net increase (decrease) in net assets resulting from capital share transactions	2,958,400,893	200,177,320

Net Assets
Total increase (decrease) in net assets	2,958,400,748	200,177,320
Beginning of year	3,312,910,850	3,112,733,530

End of year	$6,271,311,598	$3,312,910,850

End of year undistributed (distributions in excess of) net investment income	$(145)	$—

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	13

Financial Highlights	FedFund
For a Share Outstanding Throughout Each Period

	Institutional Shares
	For the Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0507	0.0463	0.0269	0.0105	0.0110
Dividends from net investment income	(0.0507)	(0.0463)	(0.0269)	(0.0105)	(0.0110)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	5.19%	4.73%	2.73%	1.05%	1.10%
Ratios/Supplemental Data
Net assets, end of year (000)	$4,583,892	$2,417,594	$2,320,001	$1,883,220	$2,163,336
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets (including custody credits)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets (excluding waivers)	0.27%	0.28%	0.29%	0.29%	0.28%
Ratio of net investment income to average net assets	5.04%	4.64%	2.73%	1.04%	1.10%

See accompanying notes to financial statements.

14	ANNUAL REPORT	OCTOBER 31, 2007

Financial Highlights (continued)	FedFund
For a Share Outstanding Throughout Each Period

	Dollar Shares
	For the Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0482	0.0438	0.0244	0.0080	0.0085
Dividends from net investment income	(0.0482)	(0.0438)	(0.0244)	(0.0080)	(0.0085)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	4.93%	4.47%	2.47%	0.80%	0.85%
Ratios/Supplemental Data
Net assets, end of period (000)	$683,594	$415,040	$372,460	$345,479	$397,344
Ratio of expenses to average net assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets (including custody credits)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets (excluding waivers)	0.52%	0.53%	0.54%	0.54%	0.53%
Ratio of net investment income to average net assets	4.83%	4.46%	2.49%	0.79%	0.87%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	15

Financial Highlights (continued)	FedFund
For a Share Outstanding Throughout Each Period

	Cash Reserve Shares
	For the Year Ended October 31,				Period Ended 10/31/03[1,2]
	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0467	0.0423	0.0229	0.0065	0.0034
Dividends from net investment income	(0.0467)	(0.0423)	(0.0229)	(0.0065)	(0.0034)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[3]	4.78%	4.31%	2.32%	0.65%	0.59%[4]
Ratios/Supplemental Data
Net assets, end of year (000)	$1,183	$1,082	$1,547	$9,276	$13,492
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%[5]
Ratio of expenses to average net assets (including custody credits)	0.60%	0.60%	0.60%	0.60%	0.60%[5]
Ratio of expenses to average net assets (excluding waivers)	0.66%	0.68%	0.70%	0.69%	0.69%[5]
Ratio of net investment income to average net assets	4.61%	4.26%	1.94%	0.62%	0.58%[5]

See accompanying notes to financial statements.

16	ANNUAL REPORT	OCTOBER 31, 2007

Financial Highlights (continued)	FedFund
For a Share Outstanding Throughout Each Period

	Administration Shares
	For the Year Ended October 31,		Period Ended 10/31/05[6,7]
	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00

Net investment income	0.0497	0.0453	0.0110
Dividends from net investment income	(0.0497)	(0.0453)	(0.0110)

Net asset value, end of period	$1.00	$1.00	$1.00

Total Investment Return
Total return[3]	5.09%	4.63%	1.10%[4]
Ratios/Supplemental Data
Net assets, end of period (000)	$41,411	$83,069	$43,480
Ratio of expenses to average net assets	0.30%	0.30%	0.30%[5]
Ratio of expenses to average net assets (including custody credits)	0.30%	0.30%	0.30%[5]
Ratio of expenses to average net assets (excluding waivers)	0.38%	0.38%	0.39%[5]
Ratio of net investment income to average net assets	4.97%	4.67%	2.63%[5]

[1]	Audited by other auditors.
[2]	Commencement of operations of share class effective April 1, 2003.
[3]	Past performance is no guarantee of future results.
[4]	Not annualized.
[5]	Annualized.
[6]	There were no Administration Shares outstanding during the period November 1, 2004 to November 9, 2004 and November 19, 2004 to July 5, 2005.
[7]	Commencement of operations of share class effective November 10, 2004.

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	17

Financial Highlights (continued)	FedFund
For a Share Outstanding Throughout Each Period

	Bear Stearns Shares
	For the Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0427	0.0383	0.0189	0.0031	0.0033
Dividends from net investment income	(0.0427)	(0.0383)	(0.0189)	(0.0031)	(0.0033)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	4.36%	3.90%	1.91%	0.31%	0.33%
Ratios/Supplemental Data
Net assets, end of period (000)	$98,752	$52,420	$47,205	$18,837	$7,889
Ratio of expenses to average net assets	1.00%	1.00%	1.00%	0.95%	0.95%
Ratio of expenses to average net assets (including custody credits)	1.00%	1.00%	1.00%	0.95%	0.95%
Ratio of expenses to average net assets (excluding waivers)	1.12%	1.13%	1.09%	1.09%	1.08%
Ratio of net investment income to average net assets	4.24%	3.86%	2.14%	0.36%	0.30%

See accompanying notes to financial statements.

18	ANNUAL REPORT	OCTOBER 31, 2007

Financial Highlights (continued)	FedFund
For a Share Outstanding Throughout Each Period

	Bear Stearns Premier Choice Shares
	For the Year Ended October 31,			Period Ended 10/31/04[3]
	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0482	0.0438	0.0244	0.0054
Dividends from net investment income	(0.0482)	(0.0438)	(0.0244)	(0.0054)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	4.93%	4.47%	2.47%	0.54%[4]
Ratios/Supplemental Data
Net assets, end of period (000)	$2	$2	$2	$2
Ratio of expenses to average net assets	0.45%	0.45%	0.45%	0.45%[5]
Ratio of expenses to average net assets (including custody credits)	0.45%	0.45%	0.45%	0.45%[5]
Ratio of expenses to average net assets (excluding waivers)	0.77%	0.53%	0.87%	0.54%[5]
Ratio of net investment income to average net assets	4.83%	4.39%	2.48%	0.92%[5]

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.
[3]	Commencement of operations of share class effective March 26, 2004.
[4]	Not annualized.
[5]	Annualized.

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	19

Financial Highlights (continued)	FedFund
For a Share Outstanding Throughout Each Period

	Bear Stearns Private Client Shares
	For the Year Ended October 31,			Period Ended 10/31/04[1]
	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0462	0.0423	0.0229	0.0045
Dividends from net investment income	(0.0462)	(0.0423)	(0.0229)	(0.0045)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	4.72%	4.31%	2.32%	0.45%[3]
Ratios/Supplemental Data
Net assets, end of period (000)	$768,612	$295,307	$241,913	$50,579
Ratio of expenses to average net assets	0.66%	0.60%	0.60%	0.58%[4]
Ratio of expenses to average net assets (including custody credits)	0.66%	0.60%	0.60%	0.58%[4]
Ratio of expenses to average net assets (excluding waivers)	1.12%	1.13%	1.14%	0.80%[4]
Ratio of net investment income to average net assets	4.58%	4.25%	2.59%	0.92%[4]

See accompanying notes to financial statements.

20	ANNUAL REPORT	OCTOBER 31, 2007

Financial Highlights (concluded)	FedFund
For a Share Outstanding Throughout Each Period

	Bear Stearns Premier Shares
	For the Year Ended October 31,			Period Ended 10/31/04[1]
	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0462	0.0423	0.0227	0.0038
Dividends from net investment income	(0.0462)	(0.0423)	(0.0227)	(0.0038)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total return[2]	4.72%	4.31%	2.30%	0.38%[3]
Ratios/Supplemental Data
Net assets, end of period (000)	$93,867	$48,396	$86,126	$2
Ratio of expenses to average net assets	0.66%	0.60%	0.60%	0.70%[4]
Ratio of expenses to average net assets (including custody credits)	0.66%	0.60%	0.60%	0.70%[4]
Ratio of expenses to average net assets (excluding waivers)	0.87%	0.88%	0.89%	0.79%[4]
Ratio of net investment income to average net assets	4.60%	4.15%	2.84%	0.60%[4]

[1]	Commencement of operations of share class effective March 26, 2004.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	21

Notes to Financial Statements

(A) Organization

BlackRock Liquidity Funds (the “Trust”) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The financial statements and these accompanying notes relate to FedFund (the “Fund”).

FedFund offers ten classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. As of October 31, 2007, no Plus Shares or Cash Plus Shares were outstanding.

Effective March 1, 2005 Bear Stearns Premier Select Shares were renamed Bear Stearns Premier Choice Shares.

(B) Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of their financial statements.

Security Valuation — Fund securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Trust seeks to maintain the net asset value per share of each Fund at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

In September 2006, “Statement of Financial Accounting Standards No. 157, Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund’s financial statements, if any, has not been determined.

In addition, in February 2007, the Financial Accounting Standards Board issued “Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided

22	ANNUAL REPORT	OCTOBER 31, 2007

Notes to Financial Statements (continued)

the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund’s financial statements, if any, has not been determined.

Dividends to Shareholders — Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Investment Transactions and Investment Income — Investment transactions are accounted for on the trade date. The cost of investments sold and realized gains and losses thereon are determined by use of the specific identification method, generally first in first out, for both financial reporting and federal income tax purposes. Interest income is recorded on an accrual basis.

Repurchase Agreements — FedFund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller’s agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of Fund investments, provided the repurchase agreements themselves mature in 13 months or less. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Trust’s custodian or an authorized securities depository.

Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”) requires the use of management estimates. Actual results could differ from these estimates and such differences could be material.

Other — Expenses that are directly related to the FedFund are charged directly. Other operating expenses are prorated to the Fund on the basis of relative net assets. Class-specific expenses are borne by that class. Differences in net expense ratios between classes of a Fund are due to class-specific expenses and waivers. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day.

ANNUAL REPORT	OCTOBER 31, 2007	23

Notes to Financial Statements (continued)

(C) Agreements and Other Transactions with Affiliates and Related Parties

Pursuant to agreements between the Trust and BlackRock Institutional Management Corporation (“BIMC”), an indirect wholly-owned subsidiary of BlackRock, Inc., BIMC provides both investment advisory and administration services to the Trust. PFPC Trust Company (“PTC”), an indirect, wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”), is the Trust’s custodian and PFPC Inc. (“PFPC”), an indirect, wholly owned subsidiary of PNC, is the Trust’s transfer agent and sub-administrator. BlackRock Distributors, Inc., (“BDI”), a direct subsidiary of PNC, serves as the Trust’s distributor. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and PNC are principal owners of BlackRock, Inc.

The Trust has entered into a Management Agreement with BIMC under which it provides certain advisory and administrative services. BIMC also entered into a sub-administrative agreement with PFPC under which it provides certain administrative services.

FedFund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

The Management Fee is equal to Calculation A plus Calculation B.

*	Based on the combined average net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of FedFund.

Until February 28, 2008, BIMC, as investment advisor and administrator, has contractually agreed to reduce its fees and reimburse expenses to ensure that the combined “Management Fees” and “Miscellaneous Expenses” do not exceed 0.18% of the average daily net assets of TempFund and TempCash and 0.20% of the average daily net assets of FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund. The waiver agreement may not be terminated before February 28, 2008. Any fees waived by BIMC with respect to a particular fiscal year are not recoverable.

24	ANNUAL REPORT	OCTOBER 31, 2007

Notes to Financial Statements (continued)

Pursuant to the Plus Shares Distribution and Services Plan, the Cash Plus Shares Distribution Plan, the Bear Stearns Shares Distribution Plan, the Bear Stearns Premier Shares Distribution Plan, the Bear Stearns Premier Choice Shares Distribution Plan and the Bear Stearns Private Client Shares Distribution Plan, the Trust may pay BDI a fee for distribution and sales support services. Currently, fees are only being paid pursuant to the Bear Stearns Shares Distribution Plan, the Bear Stearns Premier Shares Distribution Plan, the Bear Stearns Premier Choice Shares Distribution Plan and the Bear Stearns Private Client Shares Distribution Plan because there are no Plus or Cash Plus Shares outstanding. In addition, the Trust may pay Service Organizations, including affiliates of BIMC, fees for providing certain services (“shareholder services”) to their customers who own shares of the Funds. Pursuant to its respective Shareholder Services Plan, each of the Administration, Dollar, Cash Management, Cash Reserve, Bear Stearns, Bear Stearns Premier, Bear Stearns Premier Choice and Bear Stearns Private Client Share classes are currently paying fees to Service Organizations, which may include affiliates of BIMC.

The following tables provide a list of share classes offered by the Trust along with a summary of their respective class-specific fee arrangements as provided in the Trust’s Shareholder Service Plans and Distribution Plans.

	Share Classes
	Dollar Shares		Cash Management Shares		Cash Reserve Shares
	Contractual Fees[1]	Actual Fees[1]	Contractual Fees[1]	Actual Fees[1]	Contractual Fees[1]	Actual Fees[1]
FedFund	0.25%	0.25%	0.50%	N/A	0.40%	0.40%

	Share Classes
	Administration Shares		Cash Plus Shares		Plus Shares
	Contractual Fees[1]	Actual Fees[1]	Contractual Fees[1]	Actual Fees[1]	Contractual Fees[1,2]	Actual Fees[1,2]
FedFund	0.10%	0.10%	0.85%	N/A	N/A	N/A

ANNUAL REPORT	OCTOBER 31, 2007	25

Notes to Financial Statements (continued)

	Bear Stearns Share Classes
	Bear Stearns Shares		Premier Choice Shares		Private Client Shares		Premier Shares
	Contractual Fees[1]	Actual Fees[1]	Contractual Fees[1]	Actual Fees[1]	Contractual Fees[1]	Actual Fees[1]	Contractual Fees[1]	Actual Fees[1]
FedFund	0.85%	0.80%	0.50%	0.25%	0.85%	0.46%	0.60%	0.46%

(1)

The difference in the level of fees among classes is related to the type and number of services that may be provided by the Service Organization. Dividends paid to shareholders of all share classes, except Institutional Shares, are reduced by such fees.

For the year ended October 31, 2007, the following shows the various types of class-specific expenses borne directly by each class of each Fund and any associated waivers of those expenses.

Share Classes	Shareholder Servicing Fees	Shareholder Servicing Fees Waived	Distribution Fees	Distribution Fees Waived
Dollar	$1,165,447	$—	$—	$—
Cash Management	—	—	—	—
Cash Reserve	12,549	—	—	—
Administration	51,082	—	—	—
Bear Stearns	284,998	28,499	199,499	—
Bear Stearns Premier Choice	9	4	4	2
Bear Stearns Private Client	2,060,066	165,257	1,442,046	1,442,046
Bear Stearns Premier	313,439	26,749	62,688	62,687

Total	$3,887,590	$220,509	$1,704,237	$1,504,735

In return for custody services provided by PTC, the Trust pays PTC a fee, computed daily and payable monthly.

Prior to April 1, 2007, the fee was based upon an annualized percentage of the average gross assets of each Fund as follows: 0.006% of the first $10 billion, 0.0055% of the next $10 billion and 0.005% of the average gross assets in excess of $20 billion.

Effective April 1, 2007, the fee is based upon an annualized percentage of the average net assets of each Fund as follows: 0.0075% of the first $400 million, 0.005% of the next $1.6 billion and 0.002% of the average net assets in excess of $2 billion.

The Fund may also pay certain out-of-pocket expenses and unfunded subscription charges that are charged by PTC.

26	ANNUAL REPORT	OCTOBER 31, 2007

Notes to Financial Statements (continued)

Pursuant to the Trust’s operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances (“custody credits”), which are on the Statements of Operations as custody fees paid indirectly.

Pursuant to the Transfer Agent Agreement PFPC serves as the transfer and dividend disbursing agent for the Fund. For its services, PFPC receives an annual fee of $1,750,000 for the first 40 share classes plus $50,000 for each additional share class beyond the first 40, plus transaction fees, per account fees and disbursements.

For the year ended October 31, 2007, the Fund paid to affiliates the following fees in return for distribution and sales support services:

FedFund	$1,151,474

The Fund may receive earnings credits related to cash balances in transfer agent demand deposit accounts with PFPC which are shown on the Statement of Operations as “fees paid indirectly.”

For the year ended October 31, 2007, short term investments in companies assumed to be affiliates of the Fund were as follows:

Fund	Affiliated Investments	Net Activity	Net Realized Gain/Loss	Interest Income	Market Value at October 31, 2007
FedFund	PNC Bank N.A., Repurchase Agreements	$8,500,000	$—	$1,350,902	$8,500,000

(D) Capital Shares

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.

Because the Fund has sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the dollar amounts shown on the following pages for such transactions.

ANNUAL REPORT	OCTOBER 31, 2007	27

Notes to Financial Statements (continued)

Transactions in capital shares for each year were as follows:

	FedFund
	Year Ended October 31, 2007	Year Ended October 31, 2006
Shares sold:
Institutional Shares	$19,166,783,329	$18,944,064,247
Dollar Shares	12,449,089,470	16,761,103,640
Cash Reserve Shares	31,133,706	25,045,901
Administration Shares	47,698,207	199,877,492
Bear Stearns Shares	187,645,415	361,094,648
Bear Stearns Premier Choice Shares	1	—
Bear Stearns Private Client Shares	956,296,510	1,100,718,969
Bear Stearns Premier Shares	232,915,996	490,156,719
Shares issued in reinvestment of dividends:
Institutional Shares	61,381,648	51,605,902
Dollar Shares	1,352,112	1,778,083
Cash Reserve Shares	142,790	86,112
Administration Shares	3,225	—
Bear Stearns Shares	2,410,724	1,942,735
Bear Stearns Premier Choice Shares	106	97
Bear Stearns Private Client Shares	18,807,572	11,450,901
Bear Stearns Premier Shares	2,875,927	2,661,307
Shares redeemed:
Institutional Shares	(17,061,867,541)	(18,898,054,675)
Dollar Shares	(12,181,887,181)	(16,720,372,044)
Cash Reserve Shares	(31,176,238)	(25,596,444)
Administration Shares	(89,359,863)	(160,284,882)
Bear Stearns Shares	(143,724,646)	(357,797,089)
Bear Stearns Premier Choice Shares	(129)	(1)
Bear Stearns Private Client Shares	(501,798,833)	(1,058,766,420)
Bear Stearns Premier Shares	(190,321,414)	(530,537,878)

Net increase	$2,958,400,893	$200,177,320

(E) Federal Tax Information

No provision is made for federal taxes as it is the Trust’s intention to have each Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes.

Dividends from tax-free income and net investment income are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States.

28	ANNUAL REPORT	OCTOBER 31, 2007

Notes to Financial Statements (concluded)

The tax character of distributions paid during the years ended October 31, 2007 and October 31, 2006 were as follows:

		Ordinary Income	Total Distributions
FedFund	10/31/2007	$172,965,754	$172,965,754
	10/31/2006	154,392,485	154,392,485

As of October 31, 2007, the tax components of distributable earnings/ (accumulated losses) were as follows:

	Capital Loss Carryforward	Unrealized Gains/Losses Net*
FedFund	$(12,054)	$(145)

*	The difference between book-basis and tax-basis net unrealized gains/losses is attributable primarily to the tax deferral of losses on wash sales and other temporary differences.

As of October 31, 2007, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	Expiring October 31
	2013	Total
FedFund	$12,054	$12,054

In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on each of the Fund’s financial statements, if any, is currently being assessed.

ANNUAL REPORT	OCTOBER 31, 2007	29

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of BlackRock Liquidity Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of FedFund (the “Fund”) [one of ten funds constituting BlackRock Liquidity Funds (the “Trust”)] as of October 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the period ended October 31, 2003 were audited by other auditors whose report, dated December 15, 2003, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

30	ANNUAL REPORT	OCTOBER 31, 2007

Report of Independent Registered Public Accounting Firm (concluded)

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California

December 20, 2007

ANNUAL REPORT	OCTOBER 31, 2007	31

Fund Management (Unaudited)

Information pertaining to the Trustees and officers of the Trust as of October 31, 2007 is set forth below. The Trust’s statement of additional information includes additional information about the Trustees and is available without charge, upon request, by calling 1-800-821-7432.

Name, Address[1], and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex[3] Currently Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees
Ralph L. Schlosstein[4] 1951	Trustee, Chairman and President	Since 2001	Director from 1999 to 2007 and President of BlackRock, Inc. from 1998 to 2007.	70	Director and Chairman, BlackRock Family of Closed-End Funds; Director and Chairman Anthracite Capital, Inc.

Paul L. Audet[5] 1953	Trustee	Since 2005	Independent Trustees	10

32	ANNUAL REPORT	OCTOBER 31, 2007

Fund Management (Unaudited) (continued)

Name, Address[1], and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex[3] Currently Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
G. Nicholas Beckwith, III 1945	Trustee and Chairman of the Nominating Committee	Since 1999	Chairman and Chief Executive Officer, Arch Street Management, LLC from 2005 to present; Chairman and CEO, Beckwith Blawnox Property LLC from 2005 to present; Chairman and CEO, Beckwith Clearfield Property LLC from 2005 to present; Chairman and CEO, Beckwith Delmont Property LLC from 2005 to present; Chairman and CEO, Beckwith Erie Property LLC from 2005 to present; Chairman, Penn West Industrial Trucks LLC from 2005 to present; Chairman, President and Chief Executive Officer, Beckwith Machinery Company from 1969 to 2005; Chairman of the Board of Directors, University of Pittsburgh Medical Center since 2002; Board of Directors, Shady Side Hospital Foundation from 1977 to present; Beckwith Institute for Innovation In Patient Care from 1991 to present; Member, Advisory Council on Biology and Medicine, Brown University from 2002 to present; Trustee, Claude Worthington Benedum Foundation from 1977 to present; Board of Trustees, Chatham College, University of Pittsburgh from 2003 to present; Emeritus Trustee, Shady Side Academy from 1977 to present.	10

ANNUAL REPORT	OCTOBER 31, 2007	33

Fund Management (Unaudited) (continued)

Name, Address[1], and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex[3] Currently Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Jerrold B. Harris 1942	Trustee and Vice Chairman of the Governance Committee	Since 1999	President and Chief Executive Officer, VWR Scientific Products Corporation, to 1999. Trustee, Ursinus College (education) from 2000 to present; Director, Troemner LLC (scientific equipment) from 2000 to the present.	10	BlackRock-Kelso Capital Corp from 2004 to the present.

Rodney D. Johnson 1941	Trustee, Chairman of the Governance Committee	Since 1999	President, Fairmount Capital Advisors, Inc. from 1987 to present; Director, Fox Chase Cancer Center from 2002 to present; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2003 to present.	10

Joseph P. Platt, Jr. 1947	Trustee and Chairman of the Compliance Committee	Since 1999	Partner, Amarna Corporation, LLC (private investment company) from 2002 to present; Director, Jones and Brown (Canadian insurance broker) from 1998 to present; Director, Greenlight Re Ltd (reinsurance company) since 2004; Partner, Amarna Financial Company (private investment company) from 2005 to present; Former Director from 1990 to 1997 and Executive Vice President, Johnson and Higgins (insurance brokerage).	10	Greenlight Capital Re., Ltd (reinsurance company)

34	ANNUAL REPORT	OCTOBER 31, 2007

Fund Management (Unaudited) (continued)

Name, Address[1], and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex[3] Currently Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Robert C. Robb, Jr. 1945	Trustee	Since 1999	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) from 1981 to present; Former Trustee, Medical College of Pennsylvania/ Hahnemann University from 1998 to 2002; Former Trustee, EQK Realty Investors from 1994 to 2000; Former Director, Tamaqua Cable Products Company from 1981 to 1998; Former Director, Brynwood Partners from 1984 to 1998; Former Director, PNC Bank from 1994 to 1998; former Director, Provident National Bank from 1983 to 1993; Former Director, Brinks, Inc. from 1981 to 1986.	10

Kenneth L. Urish 1951	Trustee and Chairman of the Audit Committee	Since 1999	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) from 1976 to present; External Advisory Board, The Pennsylvania State University Accounting Department from 2001 to present; Trustee, The Holy Family Foundation from 2001 to present; Former Director, Inter-Tel from 2006 to August, 2007; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to present.	10

ANNUAL REPORT	OCTOBER 31, 2007	35

Fund Management (Unaudited) (continued)

Name, Address[1], and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex[3] Currently Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Frederick W. Winter 1945	Trustee	Since 1999	Professor and Dean Emeritus of the Joseph M. Katz School of Business - University of Pittsburgh from 2005 to present and Dean from 1997 to 2005. Director, Alkon Corporation (pneumatics) from 1992 to present; Director, Indotronix International (IT services) from 2004 to present; Director, Tippman Sports (recreation) from 2005 to present.	10

36	ANNUAL REPORT	OCTOBER 31, 2007

Fund Management (Unaudited) (concluded)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Executive Officers
Donald C. Burke 800 Scudders Mill Road Princeton, NJ 08536	Treasurer	Since 2006	Managing Director of BlackRock Inc. (since 2006); Managing Director of Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management (“FAM”) (since 2006), First Vice President of MLIM and FAM (1997-2005), Treasurer of MLIM and FAM (since 1999), Vice President of MLIM and FAM (1990-1997).

1960

Brian P. Kindelan BlackRock Advisors, LLC 100 Bellevue Parkway Wilmington, DE 19809	Secretary	Since 2005	Managing Director, (since 2005), Director (2001-2004), Vice President, (1998-2000), Senior Counsel (since 1998), BlackRock Advisors, LLC.

1959

Bartholomew A. Battista BlackRock, Inc. 40 E. 52nd Street New York, NY 10022	Chief Compliance Officer and Anti-Money Laundering Compliance Officer	Since 2004	Managing Director, BlackRock, Inc. (since 2003); Chief Compliance Officer and Anti-Money Laundering Compliance Officer, BlackRock, Inc. (since 2004); Director, BlackRock, Inc. (1998 - 2002).

1959

[1]	Each Trustee may be contacted by writing to the Trustee, c/o BlackRock Institutional Management Corporation, 100 Bellevue Parkway, Wilmington, Delaware 19809; Attn: Brian Kindelan.
[2]	Each Trustee serves until his respective successor has been duly elected and qualified. Each officer serves a one year term.
[3]	The Fund Complex consists of all registered investment companies for which BIMC, or its affiliates, serves as investment advisor.
[4]

Mr. Schlosstein is an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is an officer of the Trust and former Director and President of BlackRock, Inc. (“BlackRock”), which is BIMC’s parent, and owns securities of BlackRock.

[5]	Mr. Audet is an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is an officer of BlackRock and owns securities of BlackRock.

ANNUAL REPORT	OCTOBER 31, 2007	37

Additional Information (Unaudited)

(A) Special Meeting of Shareholders. The shareholders of the Fund voted on the following proposal, which was approved at a special shareholders meeting on September 7, 2007 for shareholders of record as of June 25, 2007. This proposal was part of the reorganization of the Fund’s Board of Trustees to take effect on or about November 1, 2007. A description of the proposal and number of shares voted were as follows:

To elect the Trust’s Board of Trustees	FedFund
	Votes For	Votes Withheld
David O. Beim	1,871,301,879	1,976,800
Richard S. Davis	1,871,301,879	1,976,800
Ronald W. Forbes	1,871,301,879	1,976,800
Henry Gabbay	1,871,301,879	1,976,800
Dr. Matina Horner	1,871,301,879	1,976,800
Rodney D. Johnson	1,871,301,879	1,976,800
Herbert I. London	1,871,301,879	1,976,800
Cynthia A. Montgomery	1,871,301,879	1,976,800
Joseph P. Platt, Jr.	1,871,301,879	1,976,800
Robert C. Robb, Jr.	1,871,301,879	1,976,800
Toby Rosenblatt	1,871,301,879	1,976,800
Kenneth L. Urish	1,871,301,879	1,976,800
Frederick W. Winter	1,871,301,879	1,976,800

(B) Important Tax Information. The following information is provided with respect to the ordinary income distributions paid for the fiscal year ended October 31, 2007:

Interest Related Dividends for Non-U.S. Residents

	Month Paid:
	November 2006 - December 2006	January 2007 - October 2007
FedFund	93.37%	100.00%

38	ANNUAL REPORT	OCTOBER 31, 2007

[THIS PAGE INTENTIONALLY LEFT BLANK.]

BlackRock Liquidity Funds

Investment Advisor

BlackRock Institutional Management Corporation

Wilmington, Delaware 19809

Administrator

BlackRock Institutional Management Corporation

Wilmington, Delaware 19809

Sub-Administrator and Transfer Agent

PFPC Inc.

Wilmington, Delaware 19809

Distributor

BlackRock Distributors, Inc.

King of Prussia, Pennsylvania 19406

Custodian

PFPC Trust Company

Philadelphia, Pennsylvania 19153

Counsel

Sidley Austin LLP

New York, New York 10009

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Costa Mesa, California 92626

Electronic copies of most financial reports and prospectuses are available on the Funds’ website.

The Trust has delegated proxy voting responsibilities to BlackRock, subject to the general oversight of the Trust’s Board of Trustees. A description of the policies and procedures that BlackRock uses to determine how to vote proxies relating to Fund securities is available without charge, upon request, by calling 1-800-821-7432, or on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trust’s voting securities (if any) were voted by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling 1-800-821-7432 or on the website of the Commission at http://www.sec.gov.

The Trust files its complete schedule of Fund holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Forms N-Q may also be obtained, upon request, by calling 1-800-821-7432.

This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each Fund of the Trust, which contain information concerning the investment policies of the Funds as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change.

ANNUAL REPORT	OCTOBER 31, 2007

Investment Advisor

BlackRock Institutional

Management Corporation

Co-Administrators

BlackRock Institutional Management Corporation

PFPC Inc.

Distributor

BlackRock Distributors, Inc.

Counsel

Drinker Biddle & Reath LLP

Independent Registered

Public Accountants

Deloitte & Touche LLP

Custodian

PFPC Trust Company

Transfer Agent

PFPC Inc.

The Trust has delegated proxy voting responsibilities to BlackRock, subject to the general oversight of the Trust’s Board of Trustees. A description of the policies and procedures that BlackRock uses to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling 1-800-821-7432, or on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trust’s voting securities (if any) were voted by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling 1-800-821-7432 or on the website of the Commission at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Trust’s Form N-Q is available on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Form N-Q may also be obtained, upon request, by calling (800) 821-7432.

This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each portfolio of the Trust, which contain information concerning the investment policies of the portfolios as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change.

We all have reasons to invest. Some of us have greater objectives. Sierra Club Mutual Funds are for people interested in uniting their financial goals with environmental progress.

Invest with a purpose.

Invest for our planet.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, PNC Bank, National Association or any other bank, and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. Investments in shares of the Funds involve investment risks, including the possible loss of the principal amount invested.	Sierra Club Mutual Funds www.sierraclubfunds.com E-Mail: info@sierraclubfunds.com Toll-Free Tel: (866) 897-5982 SCMMSANN 10/07

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –	Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) the audit committee financial expert is independent: Kenneth L. Urish.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
TempFund	$18,500	$17,915	$4,500	$4,725	$6,100	$2,625	$743	$0
TempCash	$18,500	$17,915	$4,500	$4,725	$6,100	$2,625	$743	$0
FedFund	$18,500	$17,915	$4,500	$4,725	$6,100	$2,625	$743	$0
T-Fund	$18,500	$17,915	$4,500	$4,725	$6,100	$2,625	$743	$0
Federal Trust Fund	$18,500	$17,915	$4,500	$4,725	$6,100	$2,625	$743	$0
Treasury Trust Fund	$18,500	$17,915	$4,500	$4,725	$6,100	$2,625	$743	$0
MuniFund	$18,500	$17,915	$4,500	$4,725	$6,100	$2,625	$743	$0
MuniCash	$18,500	$17,915	$4,500	$4,725	$6,100	$2,625	$743	$0
California Money Fund	$18,500	$17,915	$4,500	$4,725	$6,100	$2,625	$743	$0
New York Money Fund	$18,500	$17,915	$4,500	$4,725	$6,100	$2,625	$743	$0

1	The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2	The nature of the services include tax compliance, tax advice and tax planning.

3	The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant has polices and procedures (the “Policy”) for the pre-approval by the registrant’s audit committee of Audit, Audit-Related, Tax and Other Services (as each is defined in the Policy) provided by the Fund’s independent auditor (the “Independent Auditor”) to the registrant and other “Covered Entities” (as defined below). The term of any such pre-approval is 12 months from the date of pre-approval, unless the audit committee specifically provides for a different period. The amount of any such pre-approval is set forth in the appendices to the Policy (the “Service Pre-Approval Documents”). At its first meeting of each calendar year, the audit committee will review and re-approve the Policy and approve or re-approve the Service

Pre-Approval Documents for that year, together with any changes deemed necessary or desirable by the audit committee. The audit committee may, from time to time, modify the nature of the services pre-approved, the aggregate level of fees pre-approved or both.

For the purposes of the Policy, “Covered Services” means (A) all engagements for audit and non-audit services to be provided by the Independent Auditor to the Fund and (B) all engagements for non-audit services related directly to the operations and financial reporting of the Fund to be provided by the Independent Auditor to any Covered Entity, “Covered Entities” means (1) the Advisor or (2) any entity controlling, controlled by or under common control with the Advisor that provides ongoing services to the Fund.

In the intervals between the scheduled meetings of the audit committee, the audit committee delegates pre-approval authority under this Policy to the Chairman of the audit committee (the “Chairman”). The Chairman shall report any pre-approval decisions under this Policy to the audit committee at its next scheduled meeting. At each scheduled meeting, the audit committee will review with the Independent Auditor the Covered Services pre-approved by the Chairman pursuant to delegated authority, if any, and the fees related thereto. Based on these reviews, the audit committee can modify, at its discretion, the pre-approval originally granted by the Chairman pursuant to delegated authority. This modification can be to the nature of services pre-approved, the aggregate level of fees approved, or both. Pre-approval of Covered Services by the Chairman pursuant to delegated authority is expected to be the exception rather than the rule and the audit committee may modify or withdraw this delegated authority at any time the audit committee determines that it is appropriate to do so.

Fee levels for all Covered Services to be provided by the Independent Auditor and pre-approved under this Policy will be established annually by the audit committee and set forth in the Service Pre-Approval Documents. Any increase in pre-approved fee levels will require specific pre-approval by the audit committee (or the Chairman pursuant to delegated authority).

The terms and fees of the annual Audit services engagement for the Fund are subject to the specific pre-approval of the audit committee. The audit committee (or the Chairman pursuant to delegated authority) will approve, if necessary, any changes in terms, conditions or fees resulting from changes in audit scope, Fund structure or other matters.

In addition to the annual Audit services engagement specifically approved by the audit committee, any other Audit services for the Fund not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the audit committee (or the Chairman pursuant to delegated authority).

Audit-Related services are assurance and related services that are not required for the audit, but are reasonably related to the performance of the audit or review of the financial statements of the registrant and, to the extent they are Covered Services, the other Covered Entities (as defined in the Joint Audit Committee Charter) or that are traditionally performed by the Independent Auditor. Audit-Related services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the audit committee (or the Chairman pursuant to delegated authority).

The audit committee believes that the Independent Auditor can provide Tax services to the Covered Entities such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the audit committee will not permit the retention of the Independent Auditor in connection with a transaction initially recommended by the Independent Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. Tax services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the audit committee (or the Chairman pursuant to delegated authority).

All other services that are covered and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the audit committee (or the Chairman pursuant to delegated authority).

Requests or applications to provide Covered Services that require approval by the audit committee (or the Chairman pursuant to delegated authority) must be submitted to the audit committee or the Chairman, as the case may be, by both the Independent Auditor and the Chief Financial Officer of the respective Covered Entity, and must include a joint statement as to whether, in their view, (a) the request or application is consistent with the rules of the Securities and Exchange Commission (“SEC”) on auditor independence and (b) the requested service is or is not a non-audit service prohibited by the SEC. A request or application submitted to the Chairman between scheduled meetings of the audit committee should include a discussion as to why approval is being sought prior to the next regularly scheduled meeting of the audit committee.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees: Note: the following table does not include the aggregate non-audit fees of each Series, as presented above in Item 4(b) through Item 4(d).

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Liquidity Funds	$284,500	$286,200

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $284,500, 0%

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Schedule of Investments – The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ Donald C. Burke
Donald C. Burke,
Chief Executive Officer of BlackRock Liquidity Funds

Date: December 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke,
Chief Executive Officer (principal executive officer) of BlackRock Liquidity Funds

Date: December 19, 2007

By:	/s/ Neal J. Andrews
Neal J. Andrews, Chief Financial Officer (principal financial officer) of BlackRock Liquidity Funds

Date: December 19, 2007